UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-22649
Name of Fund:
iShares U.S. ETF Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2024
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Bloomberg Roll Select Commodity Strategy ETF
CMDY | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Bloomberg Roll Select Commodity Strategy ETF	$28	0.28%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 0.17%.
  For the same period, the MSCI All Country World Index returned 32.79% and the Bloomberg Roll Select Commodity Total Return Index returned 0.65%.
What contributed to performance?
The Fund’s exposure to gold was the largest positive performance driver for the reporting period. The period was marked by economic uncertainty, including concerns over a potential recession and fluctuating bond yields. High real yields and a strong U.S. dollar initially pressured gold, but subsequent economic uncertainty and market volatility supported its rise. Central bank purchase activity and interest rate decisions also pushed gold prices higher. Ongoing geopolitical tensions in the Middle East and Russia, as well as global trade and currency shifts, continue to encourage gold buying and restrain gold selling.
What detracted from performance?
Exposure to natural gas was the largest detractor from performance during the reporting period. Unseasonably warm weather in the U.S. during the winter months reduced heating demand, leading to lower prices. High levels of natural gas production, coupled with fluctuating demand, created volatility in the market. Facility maintenance and pipeline disruptions also influenced supply levels. Geopolitical tensions had mixed impacts on natural gas prices as some events led to temporary price spikes due to fears of supply disruptions, other events had limited long-term effects.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 3, 2018 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	0.17%	7.30%	4.09%
MSCI All Country World Index	32.79	11.08	9.91
Bloomberg Roll Select Commodity Total Return Index	0.65	8.05	4.69
Key Fund statistics
Net Assets	$282,620,997
Number of Portfolio Holdings	53
Net Investment Advisory Fees	$702,819
Portfolio Turnover Rate	0%
The Fund has added the MSCI All Country World Index in response to new regulatory requirements.
The inception date of the Fund was April 3, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	50.4%
U.S. Treasury Obligations	41.9%
Futures	3.9%
Money Market Funds	3.3%
Cash	5.2%
Other assets, less liabilities	(4.7)%
Commodity exposure
Sector Exposure(a)	Percent of Exposure
Energy Futures	27.6%
Agriculture Futures	26.8%
Precious Metals Futures	24.0%
Industrial Metals Futures	16.0%
Livestock Futures	5.6%
(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Bloomberg Index Services Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Bloomberg Roll Select Commodity Strategy ETF
Annual Shareholder Report — October 31, 2024
CMDY-10/24-AR

iShares Commodity Curve Carry Strategy ETF
CCRV | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Commodity Curve Carry Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Commodity Curve Carry Strategy ETF	$38	0.38%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 1.92%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE BofA Commodity Enhanced Carry Total Return Index returned 2.43%.
What contributed to performance?
During the reporting period, the Fund benefited from exposure via futures to copper. Prices of the metal surged due to increased demand from the renewable energy sector and electric vehicles, coupled with supply disruptions in major copper production countries. Renewed industrial activity and investment in green technology were also contributors. Futures exposure to brent crude oil prices experienced notable fluctuations, influenced by factors including global oil production levels, geopolitical events, and market sentiment. The performance of these futures was characterized by periods of both backwardation and contango, indicating shifts in market supply and demand dynamics. (Contango describes an upward-sloping curve where the prices for future delivery are higher than the spot price, while Backwardation describes a downward-sloping curve where the prices for future delivery are lower than the spot price.)
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 1, 2020 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	1.92%	16.25%
ICE BofA US Broad Market Index	10.55	(1.89)
ICE BofA Commodity Enhanced Carry Total Return Index	2.43	17.00
Key Fund statistics
Net Assets	$43,622,270
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$156,086
Portfolio Turnover Rate	0%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The inception date of the Fund was September 1, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	55.3%
Money Market Funds	25.3%
U.S. Treasury Obligations	10.3%
Certificates of Deposit	8.8%
Total Return Commodity Index Swaps	0.5%
Cash	0.2%
Other assets, less liabilities	(0.4)%
Five largest holdings
Security(a)	Percent of Net Assets
U.S. Treasury Bill, 4.14%, 10/02/25	3.3%
National Bank of Canada, 4.61%, 06/12/25	1.3%
Citigroup Global Markets Inc., 5.02%, 01/24/25	1.1%
Lime Funding LLC, 4.83%, 11/01/24	1.1%
Brookfield Corporate Treasury Ltd., 5.16%, 11/01/24	1.1%
(a)	Excludes money market funds.
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through March 1, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Commodity Curve Carry Strategy ETF
Annual Shareholder Report — October 31, 2024
CCRV-10/24-AR

iShares GSCI Commodity Dynamic Roll Strategy ETF
COMT | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GSCI Commodity Dynamic Roll Strategy ETF	$46	0.47%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned -2.74%.
  For the same period, the S&P Total Market Index returned 37.99% and the S&P GSCI Dynamic Roll (USD) Total Return Index returned -2.49%.
What contributed to performance?
Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first since 2020. In contrast, Japan ended its negative interest rate regime and raised rates. Exposure via futures to commodities, such as gold and cocoa, had the largest positive impact on the Fund’s performance during the reporting period. Gold futures rose amid inflationary concerns and geopolitical tensions, while weather conditions were the biggest factor supporting cocoa futures.
What detracted from performance?
Exposure to natural gas and corn via futures had the largest negative impact on the Fund’s return during the reporting period. Amid high storage levels and abundant supplies, natural gas prices have trended lower. Corn prices were also under pressure from poor supply-demand dynamics.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(2.74)%	6.42%	0.27%
S&P Total Market Index	37.99	14.51	12.37
S&P GSCI Dynamic Roll (USD) Total Return Index	(2.49)	6.83	(1.69)
Key Fund statistics
Net Assets	$858,649,444
Number of Portfolio Holdings	138
Net Investment Advisory Fees	$3,837,132
Portfolio Turnover Rate	0%
The Fund has added the S&P Total Market Index in response to new regulatory requirements.
The performance of the S&P GSCI Dynamic Roll (USD) Total Return Index in this report reflects the performance of the S&P GSCI Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend Total Return Index through January 30, 2020 and, beginning January 31, 2020, the performance of the S&P GSCI Dynamic Roll (USD) Total Return Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	53.1%
Certificates of Deposit	16.1%
U.S. Treasury Obligations	12.8%
Money Market Funds	10.1%
Cash	8.7%
Futures	(3.5)%
Other assets, less liabilities	2.7%
Commodity linked futures
Sector Exposure(a)	Percent of Net Assets
Energy Futures	34.0%
Industrial Metals Futures	32.3%
Agriculture Futures	17.0%
Livestock Futures	9.1%
Gold Futures	6.9%
Precious Metals Futures	0.7%
(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through February 28, 2029.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares GSCI Commodity Dynamic Roll Strategy ETF
Annual Shareholder Report — October 31, 2024
COMT-10/24-AR

iShares Inflation Hedged Corporate Bond ETF
LQDI | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Inflation Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged Corporate Bond ETF	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 13.14%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Inflation Hedged Corporate Bond Index returned 12.70%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Inflation measures in the United States trended lower toward the Central Banks’s 2% target, leading the U.S. Federal Reserve’s to lower short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020.
What detracted from performance?
The Fund uses zero coupon swaps (no cash flows exchange hands until maturity) across multiple points across the curve. If inflation runs below the fixed rate on the consumer price index (CPI) swaps, the swaps will be ‘out of the money’ and this will flow through to the NAV. During the reporting period, lower-than-expected inflation readings, as measured by the CPI, weighed on the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 8, 2018 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	13.14%	3.16%	4.06%
Bloomberg U.S. Universal Index	11.20	0.18	1.83
BlackRock Inflation Hedged Corporate Bond Index	12.70	4.03	5.03
Markit iBoxx® USD Liquid Investment Grade Index	15.16	0.27	2.75
Key Fund statistics
Net Assets	$53,535,218
Number of Portfolio Holdings	123
Net Investment Advisory Fees	$24,172
Portfolio Turnover Rate	6%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was May 8, 2018.
The performance of the BlackRock Inflation Hedge Corporate Bond Index in this report reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index through November 30, 2021 and, beginning on December 1, 2021, the performance of the BlackRock Inflation Hedge Corporate Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.7%
Short-term Investments	46.3%
Swaps, net cumulative appreciation	4.2%
Other assets less liabilities	(45.2)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	5.8%
A	46.7%
Baa	42.3%
Ba	2.4%
Not Rated	0.4%

(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited but is affiliated with BlackRock Index Services, LLC.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Inflation Hedged Corporate Bond ETF
Annual Shareholder Report — October 31, 2024
LQDI-10/24-AR

iShares Inflation Hedged High Yield Bond ETF
HYGI | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Inflation Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged High Yield Bond ETF	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 15.24%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Inflation Hedged High Yield Bond Index returned 14.76%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Inflation measures in the United States trended lower toward the U.S. Federal Reserve Bank’s 2% target, leading the U.S. Federal Reserve to lower short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020.
What detracted from performance?
The Fund uses zero coupon swaps (no cash flows exchange hands until maturity) across multiple points across the curve. If inflation runs below the fixed rate on the consumer price index (CPI) swaps, the swaps will be ‘out of the money’ and this will flow through to the NAV. During the reporting period, lower-than-expected inflation readings, as measured by the CPI, weighed on the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 22, 2022 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	15.24%	9.09%
Bloomberg U.S. Universal Index	11.20	2.90
BlackRock Inflation Hedged High Yield Bond Index	14.76	8.63
Markit iBoxx® USD Liquid High Yield Index	16.41	9.55
Key Fund statistics
Net Assets	$2,666,893
Number of Portfolio Holdings	41
Net Investment Advisory Fees	$1,303
Portfolio Turnover Rate	0%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was June 22, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.2%
Short-term Investments	48.6%
Swaps, net cumulative appreciation	0.4%
Other assets less liabilities	(44.2)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.0%
Ba	40.5%
B	42.8%
Caa	12.8%
Ca	1.1%
Not Rated	1.8%

(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited but is affiliated with BlackRock Index Services, LLC.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Inflation Hedged High Yield Bond ETF
Annual Shareholder Report — October 31, 2024
HYGI-10/24-AR

iShares Inflation Hedged U.S. Aggregate Bond ETF
AGIH | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Inflation Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged U.S. Aggregate Bond ETF	$10(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.29%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Inflation Hedged U.S. Aggregate Bond Index returned 9.18%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Inflation measures in the United States trended lower toward the U.S. Federal Reserve Bank’s 2% target, leading the U.S. Federal Reserve to lower short-term interest rates by a 50 basis point cut, its first-rate reduction since March 2020.
What detracted from performance?
The Fund uses zero coupon swaps (no cash flows exchange hands until maturity) across multiple points across the curve. If inflation runs below the fixed rate on the consumer price index (CPI) swaps, the swaps will be ‘out of the money’ and this will flow through to the NAV. During the reporting period, lower-than-expected inflation readings, as measured by the CPI, weighed on the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 22, 2022 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.29%	2.11%
Bloomberg U.S. Universal Index	11.20	2.90
BlackRock Inflation Hedged U.S. Aggregate Bond Index	9.18	2.12
Bloomberg U.S. Aggregate Bond Index	10.55	2.15
Key Fund statistics
Net Assets	$2,462,635
Number of Portfolio Holdings	49
Net Investment Advisory Fees	$2,447
Portfolio Turnover Rate	2%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was June 22, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	95.8%
Short-term Investments	1.2%
Swaps, net cumulative appreciation	0.6%
Other assets less liabilities	2.4%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	70.8%
Aa	2.3%
A	13.6%
Baa	11.9%
Ba	0.5%
Not Rated	0.9%

(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Inflation Hedged U.S. Aggregate Bond ETF
Annual Shareholder Report — October 31, 2024
AGIH-10/24-AR

iShares Interest Rate Hedged Corporate Bond ETF
LQDH | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Corporate Bond ETF	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.91%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Interest Rate Hedged Corporate Bond Index returned 9.58%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first-rate reduction since March 2020. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the 2-year Treasury note and the 10-year Treasury note) steepened during the reporting period. Bond yields and prices move in opposite directions.
What detracted from performance?
The yield on the 10-year Treasury decreased from 4.93% to 4.28% during the reporting period, leading the Fund’s hedged interest rate positions to detract from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.91%	4.34%	3.30%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
BlackRock Interest Rate Hedged Corporate Bond Index	9.58	4.04	3.51
Markit iBoxx® USD Liquid Investment Grade Index	15.16	0.27	2.66
Key Fund statistics
Net Assets	$427,186,829
Number of Portfolio Holdings	186
Net Investment Advisory Fees	$331,843
Portfolio Turnover Rate	9%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The performance of the BlackRock Interest Rate Hedged Corporate Bond Index in this report reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index through November 30, 2021 and, beginning on December 1, 2021, the performance of the BlackRock Interest Rate Hedged Corporate Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.6%
Short-term Investments	51.4%
Swaps, net cumulative appreciation	3.4%
Other assets less liabilities	(49.4)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	5.8%
A	46.7%
Baa	42.3%
Ba	2.4%
Not Rated	0.4%

(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited but is affiliated with BlackRock Index Services, LLC.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged Corporate Bond ETF
Annual Shareholder Report — October 31, 2024
LQDH-10/24-AR

iShares Interest Rate Hedged High Yield Bond ETF
HYGH | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged High Yield Bond ETF	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 13.99%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Interest Rate Hedged High Yield Bond Index returned 13.41%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the 2-year Treasury note and the 10-year Treasury note) steepened during the reporting period. Bond yields and prices move in opposite directions.
What detracted from performance?
The yield on the 10-year Treasury declined from 4.93% to 4.28% during the reporting period, and the impact of hedging interest rates negatively affected the Fund’s total return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.99%	5.82%	4.56%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
BlackRock Interest Rate Hedged High Yield Bond Index	13.41	5.41	4.62
Markit iBoxx® USD Liquid High Yield Index	16.41	3.87	4.28
Key Fund statistics
Net Assets	$335,786,291
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$124,033
Portfolio Turnover Rate	1%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The performance of the BlackRock Interest Rate Hedged High Yield Bond Index in this report reflects the performance of the Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index through November 30, 2021 and, beginning on December 1, 2021, the performance of the BlackRock Interest Rate Hedged High Yield Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.3%
Short-term Investments	47.7%
Swaps, net cumulative appreciation	0.6%
Other assets less liabilities	(42.6)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.0%
Ba	40.5%
B	42.8%
Caa	12.8%
Ca	1.1%
Not Rated	1.8%

(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited but is affiliated with BlackRock Index Services, LLC.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged High Yield Bond ETF
Annual Shareholder Report — October 31, 2024
HYGH-10/24-AR

iShares Interest Rate Hedged Long-Term Corporate Bond ETF
IGBH | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Long-Term Corporate Bond ETF	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.15%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index returned 10.48%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the 2-year Treasury note and the 10-year Treasury note) steepened during the reporting period. Bond yields and prices move in opposite directions.
What detracted from performance?
The yield on the 10-year Treasury declined from 4.93% to 4.28% during the reporting period, leading the Fund’s hedged interest rate positions to detract from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 22, 2015 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.15%	4.57%	3.83%
ICE BofA US Broad Market Index	10.55	(0.24)	1.53
BlackRock Interest Rate Hedged Long-Term Corporate Bond Index	10.48	3.97	3.80
ICE BofA 10+ Year US Corporate Index	19.68	(1.14)	3.11
Key Fund statistics
Net Assets	$93,279,495
Number of Portfolio Holdings	128
Net Investment Advisory Fees	$106,085
Portfolio Turnover Rate	13%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The inception date of the Fund was July 22, 2015.
The performance of the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index in this report reflects the performance of the ICE Q70A Custom Index through November 30, 2021 and, beginning on December 1, 2021, the performance of the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	91.5%
Short-term Investments	45.2%
Swaps, net cumulative appreciation	4.2%
Other assets less liabilities	(40.9)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	3.0%
Aa	9.0%
A	42.6%
Baa	42.5%
Ba	1.5%
Not Rated	1.4%

(a)	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with ICE Data Indices, LLC but is affiliated with BlackRock Index Services, LLC.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Annual Shareholder Report — October 31, 2024
IGBH-10/24-AR

iShares Interest Rate Hedged U.S. Aggregate Bond ETF
AGRH | NYSE Arca
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged U.S. Aggregate Bond ETF	$10(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 7.10%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the BlackRock Interest Rate Hedged U.S. Aggregate Bond Index returned 6.95%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first-rate reduction since March 2020. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the 2-year Treasury note and the 10-year Treasury note) steepened during the reporting period. The two-year U.S. Treasury note fell from 5.09% to 4.17%, while the ten-year Treasury decreased from 4.93% to 4.28% during the reporting period. (Bond yields and prices move in opposite directions.)
What detracted from performance?
As the yield on the 10-year Treasury declined during the reporting period, the Fund’s hedged interest rate positions detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 22, 2022 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.10%	5.50%
Bloomberg U.S. Universal Index	11.20	2.90
BlackRock Interest Rate Hedged U.S. Aggregate Bond Index	6.95	5.34
Bloomberg U.S. Aggregate Bond Index	10.55	2.15
Key Fund statistics
Net Assets	$5,178,765
Number of Portfolio Holdings	87
Net Investment Advisory Fees	$5,169
Portfolio Turnover Rate	2%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was June 22, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	92.7%
Short-term Investments	3.7%
Swaps, net cumulative appreciation	2.7%
Other assets less liabilities	0.9%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	70.8%
Aa	2.3%
A	13.6%
Baa	11.9%
Ba	0.5%
Not Rated	0.9%

(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited but is affiliated with BlackRock Index Services, LLC.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Annual Shareholder Report — October 31, 2024
AGRH-10/24-AR

iShares Short Duration Bond Active ETF
NEAR | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Short Duration Bond Active ETF (the “Fund”) (formerly known as BlackRock Short Maturity Bond ETF) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration Bond Active ETF	$26	0.25%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 7.10%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. 1-3 Year Government/Credit Bond Index returned 6.25%.
What contributed to performance?
During the reporting period, the largest contributors to the Fund’s performance were allocations to asset-backed securities, primarily auto and student loans. Also contributing positively to performance was an allocation to investment grade credit, specifically the banking sector. Additionally, commercial mortgage-backed securities, collateralized loan obligations, non-agency mortgages, U.S. high-yield credit, and agency residential mortgage-back securities allocations were additive. The Fund’s duration and curve positioning also contributed positively to performance. (Duration is a measure of a bond's interest rate risk, or how sensitive a bond's price is to changes in interest rates.)
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.10%	2.80%	2.24%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	6.25	1.51	1.56
Key Fund statistics
Net Assets	$2,915,952,889
Number of Portfolio Holdings	1,040
Net Investment Advisory Fees	$7,450,565
Portfolio Turnover Rate	164%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	40.8%
Corporate Bonds & Notes	28.9%
Asset-Backed Securities	17.5%
Collateralized Mortgage Obligations	12.7%
Municipal Debt Obligations	0.1%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	55.0%
Aa	1.3%
A	13.8%
Baa	13.5%
Ba	2.8%
B	1.2%
Caa	0.1%
Not Rated	12.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective November 1, 2023, the Fund: (i) changed its name from BlackRock Short Maturity Bond ETF to BlackRock Short Duration Bond ETF; (ii) revised its investment objective to provide that the Fund seeks total return in excess of the reference benchmark; (iii) updated its principal investment strategy, establishing that the effective duration of the Fund's portfolio is expected to be three years or less; (iv) replaced its current benchmark with a new reference benchmark, the Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and (v) added a prospectus risk factor related to the Fund’s use of derivatives.
Effective October 10, 2024, the name of the Fund was changed from BlackRock Short Duration Bond ETF to iShares Short Duration Bond Active ETF.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Short Duration Bond Active ETF
Annual Shareholder Report — October 31, 2024
NEAR-10/24-AR

iShares Transition-Enabling Metals ETF
TMET | NASDAQ
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Transition-Enabling Metals ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Transition-Enabling Metals ETF	$50	0.46%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 19.36%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE Clean Energy Transition Metals Index returned 20.02%.
What contributed to performance?
Commodity futures in silver, copper, and aluminum were the largest contributors to the Fund’s performance during the reporting period. Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first since 2020. Exposure to copper and aluminum via futures benefited from both interest rate cuts and from China’s efforts to stimulate their lagging economy during the reporting period. Silver futures were driven higher as inflation remained elevated in certain regions.
What detracted from performance?
Exposure to nickel futures had the largest negative impact on the Fund’s performance during the reporting period. Nickel is a major component for low carbon technologies; however, the metal suffered from oversupply and weak demand, particularly from China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 26, 2023 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	19.36%	17.12%
ICE BofA US Broad Market Index	10.55	7.89
ICE Clean Energy Transition Metals Index	20.02	17.90
Key Fund statistics
Net Assets	$11,773,901
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$56,800
Portfolio Turnover Rate	0%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The inception date of the Fund was September 26, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	54.6%
Certificates of Deposit	21.3%
Money Market Funds	10.9%
U.S. Treasury Obligations	8.3%
Cash	4.1%
Futures	(0.6)%
Other assets, less liabilities	1.4%
Commodity linked futures
Sector Exposure(a)	Percent of Net Assets
Industrial Metals Futures	73.0%
Precious Metals Futures	27.3%
(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Transition-Enabling Metals ETF
Annual Shareholder Report — October 31, 2024
TMET-10/24-AR

iShares Ultra Short-Term Bond Active ETF
ICSH | Cboe BZX Exchange
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares Ultra Short-Term Bond Active ETF (the “Fund”) (formerly known as BlackRock Ultra Short-Term Bond ETF) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Ultra Short-Term Bond Active ETF	$8	0.08%
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 6.02%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE® BofA® 6-Month US Treasury Bill Index returned 5.60%.
What contributed to performance?
During the reporting period, duration and curve positioning contributed to the Fund’s return, supported by the expected path of the U.S. Federal Reserve Bank’s monetary policy and the commencement of the easing cycle. (Duration is a measure of a bond's interest rate risk, or how sensitive a bond's price is to changes in interest rates.) Sector allocation positively contributed to the Fund’s performance, particularly among financial bonds which were supported by the prospect of lower interest rates. Commercial paper, high credit quality investment-grade bonds (rated Aa by Moody’s), and certificates of deposit also contributed to the Fund’s return during the reporting period.
What detracted from performance?
During the reporting period, the Fund’s maximum average maturity of 180 days, which is shorter than the benchmarks average maturity, detracted from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2014 through October 31, 2024
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.03%	2.66%	2.12%
ICE BofA US Broad Market Index	10.55	(0.24)	1.52
ICE® BofA® 6-Month US Treasury Bill Index	5.60	2.46	1.83
Key Fund statistics
Net Assets	$5,521,604,891
Number of Portfolio Holdings	358
Net Investment Advisory Fees	$4,570,473
Portfolio Turnover Rate	59%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® 6-Month US Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pmto 4 pmresulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	35.9%
Commercial Paper	34.3%
Certificates of Deposit	14.7%
Repurchase Agreements	7.5%
Asset-Backed Securities	4.9%
U.S. Government & Agency Obligations	2.5%
Municipal Debt Obligations	0.2%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	6.9%
Aa	29.6%
A	32.7%
Baa	6.2%
Not Rated	24.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective October 10, 2024, the name of the Fund was changed from BlackRock Ultra Short-Term Bond ETF to iShares Ultra Short-Term Bond Active ETF.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Ultra Short-Term Bond Active ETF
Annual Shareholder Report — October 31, 2024
ICSH-10/24-AR

(b) Not applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirteen series of the registrant for which the fiscal year-end is October 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 7.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $227,200 for the fiscal year ended October 31, 2023 and $187,300 for the fiscal year ended October 31, 2024.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2023 and October 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $145,500 for the fiscal year ended October 31, 2023 and $126,100 for the fiscal year ended October 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended October 31, 2023 and October 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures – The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $145,500 for the fiscal year ended October 31, 2023 and $126,100 for the fiscal year ended October 31, 2024.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

Madhav V. Rajan

(b) Not applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares U.S. ETF Trust
• iShares Inflation Hedged Corporate Bond ETF | LQDI | Cboe BZX Exchange
• iShares Inflation Hedged High Yield Bond ETF | HYGI | NYSE Arca
• iShares Inflation Hedged U.S. Aggregate Bond ETF | AGIH | NYSE Arca
• iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca
• iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca
• iShares Interest Rate Hedged Long-Term Corporate Bond ETF | IGBH | NYSE Arca
• iShares Interest Rate Hedged U.S. Aggregate Bond ETF | AGRH | NYSE Arca

2

Schedule of Investments
October 31, 2024
iShares® Inflation Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	465,160	$50,697,788
Total Investment Companies (Cost: $53,517,459)		50,697,788
Short-Term Securities
Money Market Funds — 46.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(a)(c)(d)	24,515,869	24,533,030
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	270,000	270,000
Total Short-Term Securities — 46.3% (Cost: $24,799,892)		24,803,030
Total Investments in Securities — 141.0% (Cost: $78,317,351)		75,500,818
Liabilities in Excess of Other Assets — (41.0)%		(21,965,600)
Net Assets — 100.0%		$53,535,218

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,550,288	$3,973,332 (a)	$—	$6,397	$3,013	$24,533,030	24,515,869	$127,463 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	630,000	—	(360,000)(a)	—	—	270,000	270,000	15,749	—
iShares iBoxx $ Investment Grade Corpo- rate Bond ETF	43,280,861	12,661,274	(9,615,693)	(2,024,959)	6,396,305	50,697,788	465,160	2,016,890	—
				$(2,018,562)	$6,399,318	$75,500,818		$2,160,102	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/17/24	USD	230	$1,607	$1	$1,606
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/30/24	USD	203	1,750	(1)	1,751
1.98%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/25	USD	160	997	1	996
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/10/25	USD	60	518	—	518
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/25	USD	66	462	1	461
2.04%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/25	USD	140	300	3	297
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	USD	1,600	97,616	21	97,595
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	USD	3,000	147,733	39	147,694
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/27	USD	270	1,439	2	1,437
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/27	USD	400	1,943	(117)	2,060
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/28	USD	65	679	—	679
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/28	USD	380	2,045	5	2,040
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/05/28	USD	1,600	14,186	21	14,165
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/28	USD	1,150	11,989	16	11,973
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	USD	1,000	59,070	19	59,051
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/26/28	USD	1,500	55,400	27	55,373
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/30/28	USD	1,000	(3,581)	13	(3,594)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/29	USD	615	606	8	598
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/29	USD	600	$(853)	$(431)	$(422)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/29	USD	133	(728)	(63)	(665)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/29/29	USD	200	(1,147)	189	(1,336)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/29	USD	1,150	(2,190)	15	(2,205)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/29	USD	1,485	(6,298)	20	(6,318)
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/29	USD	108	(320)	77	(397)
2.22%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/29	USD	2,000	24,286	(459)	24,745
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/29	USD	300	1,923	(136)	2,059
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	360	60,402	7,109	53,293
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	420	70,179	10	70,169
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	USD	2,000	249,585	47	249,538
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	USD	1,440	155,956	34	155,922
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	USD	2,000	198,908	47	198,861
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	USD	580	43,868	13	43,855
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	USD	3,000	254,310	2,870	251,440
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/31	USD	600	7,631	(552)	8,183
2.25%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/31	USD	280	4,147	(64)	4,211
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/31	USD	345	2,726	(87)	2,813
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	USD	15	881	—	881
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/32	USD	110	$1,616	$2	$1,614
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/33	USD	45	323	1	322
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/33	USD	98	1,010	2	1,008
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/33	USD	135	267	201	66
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/14/33	USD	90	(242)	2	(244)
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/34	USD	76	661	1	660
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/09/34	USD	250	1,287	6	1,281
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/18/34	USD	450	406	11	395
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/34	USD	160	286	4	282
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/26/34	USD	240	136	6	130
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/34	USD	266	697	57	640
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/34	USD	76	116	2	114
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/34	USD	23	(5)	—	(5)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/34	USD	550	(1,856)	13	(1,869)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/34	USD	273	(1,845)	(278)	(1,567)
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/34	USD	200	(2,466)	(91)	(2,375)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/29/34	USD	220	(2,480)	513	(2,993)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/34	USD	800	(5,477)	19	(5,496)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/34	USD	610	(5,685)	14	(5,699)
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/34	USD	280	$(1,865)	$506	$(2,371)
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/34	USD	445	6,392	(426)	6,818
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/34	USD	140	2,418	7	2,411
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/34	USD	36	297	(22)	319
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/37	USD	3,050	116,688	88	116,600
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/37	USD	560	28,208	16	28,192
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/39	USD	166	(1,334)	4	(1,338)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/39	USD	130	(1,443)	3	(1,446)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/39	USD	195	(1,557)	404	(1,961)
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/39	USD	40	669	(78)	747
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	500	45,350	19	45,331
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	1,000	83,347	39	83,308
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/16/41	USD	300	27,279	4	27,275
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/42	USD	1,335	46,096	51	46,045
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/19/42	USD	200	6,566	8	6,558
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	15	(48)	—	(48)
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/44	USD	40	196	93	103
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/44	USD	45	90	1	89
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/44	USD	63	48	3	45
7
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/44	USD	134	$(452)	$5	$(457)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	100	(913)	3	(916)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/44	USD	74	(677)	(132)	(545)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/15/44	USD	77	(1,248)	(17)	(1,231)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/44	USD	215	(2,142)	8	(2,150)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/44	USD	354	(4,675)	14	(4,689)
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/31/44	USD	63	(828)	380	(1,208)
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/44	USD	25	510	(51)	561
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/44	USD	100	1,474	(15)	1,489
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/06/46	USD	100	4,527	4	4,523
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	USD	1,000	51,241	45	51,196
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/49	USD	65	(1,141)	3	(1,144)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/31/49	USD	84	(1,453)	628	(2,081)
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/49	USD	70	1,491	(187)	1,678
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/49	USD	156	3,138	7	3,131
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/49	USD	300	4,804	(338)	5,142
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	USD	418	86,203	(11,789)	97,992
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	10	1,966	—	1,966
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	600	116,749	16,730	100,019
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	USD	300	$38,196	$15	$38,181
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/30/51	USD	1,000	72,660	49	72,611
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/02/51	USD	459	31,884	23	31,861
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/08/53	USD	99	2,305	5	2,300
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/06/53	USD	50	1,282	2	1,280
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/54	USD	90	1,191	4	1,187
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/54	USD	19	(267)	1	(268)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/54	USD	60	111	215	(104)
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/15/54	USD	33	(11)	2	(13)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/54	USD	44	(154)	2	(156)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/27/54	USD	72	(481)	4	(485)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/54	USD	110	(1,763)	(354)	(1,409)
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/54	USD	200	(3,505)	10	(3,515)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/54	USD	88	(1,880)	5	(1,885)
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/54	USD	92	2,125	(361)	2,486
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/54	USD	10	229	—	229
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/54	USD	29	465	(112)	577
							$2,203,132	$14,711	$2,188,421
9
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.14%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/05/30	USD	170	$5,430	$2	$5,428
4.26%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/14/30	USD	400	(10,541)	5	(10,546)
3.25%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/06/32	USD	200	7,304	3	7,301
1-Day SOFR, 4.90%	Annual	4.20%	Annual	N/A	05/06/39	USD	10	425	872	(447)
3.17%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/09/48	USD	200	18,219	6	18,213
2.98%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/15/48	USD	100	11,887	3	11,884
3.07%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/05/48	USD	100	10,486	3	10,483
2.93%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/06/52	USD	200	25,786	7	25,779
2.99%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/05/53	USD	100	11,778	3	11,775
								$80,774	$904	$79,870
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$31,776	$(16,161)	$2,343,889	$(75,598)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$90,863	$2,253,026	$2,343,889
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$10,993	$64,605	$75,598

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged Corporate Bond ETF

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$(1,491)	$170,759	$169,268
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(232,321)	$(510,843)	$(743,164)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$1,975,000
Average notional value — receives fixed rate	$2,500
Inflation swaps:
Average notional value – pays fixed rate	$45,538,425
Average notional value – receives fixed rate	$0 (a)

(a)	Derivative not held at quarter-end. The risk expoure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$50,697,788	$—	$—	$50,697,788
Short-Term Securities
Money Market Funds	24,803,030	—	—	24,803,030
	$75,500,818	$—	$—	$75,500,818
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$2,253,026	$—	$2,253,026
Interest Rate Contracts	—	90,863	—	90,863
Liabilities
Inflation Linked Contracts	—	(64,605)	—	(64,605)
Interest Rate Contracts	—	(10,993)	—	(10,993)
	$—	$2,268,291	$—	$2,268,291

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
11
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® Inflation Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 95.2%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	32,063	$2,537,466
Total Investment Companies (Cost: $2,372,166)		2,537,466
Short-Term Securities
Money Market Funds — 48.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(a)(c)(d)	1,226,270	1,227,128
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	70,000	70,000
Total Short-Term Securities — 48.6% (Cost: $1,297,246)		1,297,128
Total Investments in Securities — 143.8% (Cost: $3,669,412)		3,834,594
Liabilities in Excess of Other Assets — (43.8)%		(1,167,701)
Net Assets — 100.0%		$2,666,893

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,124,769	$101,522 (a)	$—	$1,070	$(233)	$1,227,128	1,226,270	$5,348 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	10,000 (a)	—	—	—	70,000	70,000	3,584	—
iShares iBoxx $ High Yield Corporate Bond ETF	2,339,947	—	(14,038)	370	211,187	2,537,466	32,063	149,891	—
				$1,440	$210,954	$3,834,594		$158,823	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged High Yield Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/22/24	USD	8	$76	$—	$76
3.13%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/25	USD	127	751	1	750
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	USD	17	33	—	33
2.09%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/11/26	USD	115	825	1	824
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/26	USD	14	161	—	161
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/26	USD	85	34	—	34
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/13/26	USD	43	189	—	189
2.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/01/26	USD	115	1,015	2	1,013
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/26	USD	21	132	—	132
1.99%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/13/26	USD	123	969	230	739
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/27	USD	11	(34)	51	(85)
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/24/27	USD	13	(48)	25	(73)
2.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/27	USD	124	637	1	636
2.06%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/13/27	USD	50	543	131	412
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/27	USD	51	80	1	79
2.62%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/28/28	USD	8	35	—	35
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/29	USD	14	(53)	—	(53)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/24/29	USD	11	(54)	33	(87)
13
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged High Yield Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/29	USD	399	$3,370	$6	$3,364
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/29	USD	11	28	1	27
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/11/29	USD	13	118	—	118
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/29	USD	21	39	—	39
2.71%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/29	USD	24	(84)	—	(84)
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/22/29	USD	25	207	—	207
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/30	USD	20	250	—	250
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/01/30	USD	30	223	1	222
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/23/30	USD	28	(79)	—	(79)
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/31	USD	13	72	1	71
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/26/31	USD	26	90	—	90
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/31	USD	34	86	1	85
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/31	USD	21	(64)	1	(65)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/31	USD	14	(85)	39	(124)
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/31	USD	19	57	—	57
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/31	USD	22	40	—	40
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/31/34	USD	13	(130)	43	(173)
							$9,429	$569	$8,860
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.18%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/17/30	USD	15	$427	$—	$427
OTC Inflation Swaps
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	508	$563	$—	$563
2.82%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/32	USD	98	(282)	—	(282)
								$281	$—	$281
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$569	$—	$10,110	$(823)
OTC Swaps	—	—	563	(282)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$427	$9,683	$10,110
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$—	$563	$563
	$—	$—	$—	$—	$427	$10,246	$10,673
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$—	$823	$823
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$—	$282	$282
	$—	$—	$—	$—	$—	$1,105	$1,105

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

15
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged High Yield Bond ETF

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$2,374	$(1,005)	$1,369
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(659)	$(5,205)	$(5,864)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$15,000
Inflation swaps:
Average notional value – pays fixed rate	$2,343,625
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$10,110	$823
Swaps - OTC(a)	563	282
Total derivative assets and liabilities in the Statement of Assets and Liabilities	10,673	1,105
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(10,110)	(823)
Total derivative assets and liabilities subject to an MNA	$563	$282

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)
Goldman Sachs International	$563	$(282)	$—	$—	$281

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Goldman Sachs International	$282	$(282)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,537,466	$—	$—	$2,537,466
Short-Term Securities
Money Market Funds	1,297,128	—	—	1,297,128
	$3,834,594	$—	$—	$3,834,594
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$10,246	$—	$10,246
Interest Rate Contracts	—	427	—	427
Liabilities
Inflation Linked Contracts	—	(1,105)	—	(1,105)
	$—	$9,568	$—	$9,568

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
17
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 95.8%
iShares Core U.S. Aggregate Bond ETF(a)	23,958	$2,357,946
Total Investment Companies (Cost: $2,407,629)		2,357,946
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(b)	30,000	30,000
Total Short-Term Securities — 1.2% (Cost: $30,000)		30,000
Total Investments in Securities — 97.0% (Cost: $2,437,629)		2,387,946
Other Assets Less Liabilities — 3.0%		74,689
Net Assets — 100.0%		$2,462,635

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$112 (b)	$—	$(112)	$—	$—	—	$44 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	—	(50,000)(b)	—	—	30,000	30,000	2,448	—
iShares Core U.S. Aggregate Bond ETF	2,186,639	69,872	(43,945)	(1,410)	146,790	2,357,946	23,958	83,848	—
				$(1,522)	$146,790	$2,387,946		$86,340	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/25	USD	70	$603	$1	$602
2.98%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/25	USD	250	(1,702)	2	(1,704)
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/25	USD	5	15	—	15
Schedule of Investments
18

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.76%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	USD	47	$55	$—	$55
2.09%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/11/26	USD	57	409	—	409
2.80%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/06/26	USD	52	(15)	—	(15)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/26	USD	29	10	—	10
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/26	USD	111	677	1	676
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/26	USD	12	76	1	75
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/26	USD	27	149	—	149
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/27	USD	20	153	—	153
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/27	USD	33	(139)	1	(140)
2.27%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/27	USD	42	216	1	215
2.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/27	USD	11	30	—	30
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/27	USD	15	17	(45)	62
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/17/27	USD	13	25	—	25
2.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/04/27	USD	25	(196)	—	(196)
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/29	USD	50	779	19	760
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/30	USD	37	419	—	419
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/30	USD	26	105	1	104
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/31/30	USD	19	(75)	—	(75)
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/19/31	USD	80	200	2	198
19
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/32	USD	219	$2,880	$27	$2,853
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/32	USD	58	(422)	2	(424)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/33	USD	10	(35)	—	(35)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/33	USD	28	(138)	(222)	84
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/33	USD	6	11	—	11
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/34	USD	21	(151)	—	(151)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/07/34	USD	24	(228)	1	(229)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/37	USD	100	2,034	2	2,032
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/37	USD	36	845	1	844
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/15/39	USD	13	5	—	5
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/42	USD	114	3,599	(620)	4,219
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/43	USD	11	250	—	250
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	2	(7)	—	(7)
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/47	USD	17	378	(214)	592
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/21/47	USD	17	493	1	492
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/07/48	USD	10	(162)	—	(162)
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/52	USD	38	1,178	(325)	1,503
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/53	USD	10	6	—	6
Schedule of Investments
20

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/53	USD	4	$(74)	$—	$(74)
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/09/54	USD	11	37	—	37
							$12,310	$(1,363)	$13,673
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.20%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/06/39	USD	10	$(424)	$—	$(424)
3.20%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/06/42	USD	5	405	—	405
								$(19)	$—	$(19)
OTC Inflation Swaps
Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	315	$349	$—	$349
2.86%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/29	USD	248	975	—	975
2.55%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/47	USD	47	286	—	286
								$1,610	$—	$1,610
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$63	$(1,426)	$17,290	$(3,636)
OTC Swaps	—	—	1,610	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

21
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$405	$16,885	$17,290
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$—	$1,610	$1,610
	$—	$—	$—	$—	$405	$18,495	$18,900
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$424	$3,212	$3,636

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Inflation Linked Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$1,956	$1,537	$3,493
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(1,839)	$(16,287)	$(18,126)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$16,250
Inflation swaps:
Average notional value – pays fixed rate	$2,370,050
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - centrally cleared	$17,290	$3,636
Swaps - OTC(a)	1,610	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	18,900	3,636
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(17,290)	(3,636)
Total derivative assets and liabilities subject to an MNA	$1,610	$—

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
Schedule of Investments
22

Schedule of Investments (continued)
October 31, 2024
iShares® Inflation Hedged U.S. Aggregate Bond ETF

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(a)
Goldman Sachs International	$1,610	$—	$—	$—	$1,610

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,357,946	$—	$—	$2,357,946
Short-Term Securities
Money Market Funds	30,000	—	—	30,000
	$2,387,946	$—	$—	$2,387,946
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$18,495	$—	$18,495
Interest Rate Contracts	—	405	—	405
Liabilities
Inflation Linked Contracts	—	(3,212)	—	(3,212)
Interest Rate Contracts	—	(424)	—	(424)
	$—	$15,264	$—	$15,264

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
23
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® Interest Rate Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)(c)	3,707,150	$404,042,278
Total Investment Companies (Cost: $398,270,856)		404,042,278
Short-Term Securities
Money Market Funds — 51.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(a)(d)(e)	196,807,185	196,944,950
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(d)	22,640,000	22,640,000
Total Short-Term Securities — 51.4% (Cost: $219,538,689)		219,584,950
Total Investments in Securities — 146.0% (Cost: $617,809,545)		623,627,228
Liabilities in Excess of Other Assets — (46.0)%		(196,440,399)
Net Assets — 100.0%		$427,186,829

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$107,796,134	$89,115,654 (a)	$—	$(4,610)	$37,772	$196,944,950	196,807,185	$898,142 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,240,000	7,400,000 (a)	—	—	—	22,640,000	22,640,000	732,763	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	240,053,877	206,984,731	(67,790,108)	(160,054)	24,953,832	404,042,278	3,707,150	13,701,712	—
				$(164,664)	$24,991,604	$623,627,228		$15,332,617	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
24

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.40%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/19/25	USD	10,900	$391,611	$414,105	$(22,494)
3.47%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/11/26	USD	4,000	35,987	18	35,969
1.00%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/07/26	USD	3,800	223,133	16	223,117
0.49%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/22/27	USD	55,232	5,073,382	5,157,563	(84,181)
3.54%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/24/28	USD	1,500	14,844	10	14,834
4.05%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/31/28	USD	800	(6,575)	6	(6,581)
1.19%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/20/28	USD	22,300	2,142,322	166	2,142,156
3.93%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/14/28	USD	900	(4,058)	7	(4,065)
3.58%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/28/28	USD	800	6,856	6	6,850
3.70%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/12/29	USD	2,000	8,412	17	8,395
3.79%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/25/29	USD	4,000	3,022	33	2,989
3.86%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/14/29	USD	500	(1,144)	4	(1,148)
3.97%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/20/29	USD	3,500	(23,271)	30	(23,301)
3.84%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/11/29	USD	2,000	(2,908)	17	(2,925)
3.97%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/02/29	USD	1,000	(6,640)	8	(6,648)
4.14%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/09/29	USD	2,000	(26,994)	(41)	(26,953)
4.37%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/25/29	USD	3,500	(82,058)	31	(82,089)
4.25%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/07/29	USD	2,000	(37,114)	17	(37,131)
4.28%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/14/29	USD	2,000	(39,662)	18	(39,680)
4.17%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/20/29	USD	2,000	(30,480)	18	(30,498)
4.10%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/06/29	USD	2,000	(25,550)	18	(25,568)
3.98%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/27/29	USD	3,000	(24,006)	28	(24,034)
3.40%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/22/29	USD	1,400	23,801	13	23,788
3.24%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/09/29	USD	2,000	48,344	19	48,325
3.18%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/10/29	USD	2,000	53,277	19	53,258
3.21%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/25/29	USD	2,500	64,293	24	64,269
3.66%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/23/29	USD	3,000	16,759	29	16,730
3.68%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/24/29	USD	4,500	20,970	44	20,926
25
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.72%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/29	USD	3,000	$8,045	$30	$8,015
0.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/19/30	USD	25,400	4,045,106	3,901,640	143,466
1.22%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/12/31	USD	13,180	1,874,348	1,789,009	85,339
3.91%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/20/31	USD	2,000	(14,917)	25	(14,942)
3.80%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/07/31	USD	2,000	(3,012)	25	(3,037)
3.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/11/31	USD	1,000	962	13	949
3.91%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/28/31	USD	1,000	(7,572)	13	(7,585)
3.87%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/02/31	USD	1,000	(5,494)	13	(5,507)
4.04%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/11/31	USD	2,000	(30,125)	26	(30,151)
4.27%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/15/31	USD	1,200	(33,639)	15	(33,654)
4.28%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/25/31	USD	1,200	(34,733)	16	(34,749)
4.32%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/03/31	USD	1,000	(31,350)	13	(31,363)
4.17%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/07/31	USD	1,500	(33,947)	19	(33,966)
4.14%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/13/31	USD	1,000	(20,962)	13	(20,975)
4.07%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/20/31	USD	1,000	(16,989)	13	(17,002)
4.00%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/06/31	USD	2,000	(26,749)	26	(26,775)
4.09%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/03/31	USD	2,500	(46,754)	33	(46,787)
1.03%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/23/31	USD	1,000	164,025	11	164,014
1.28%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/23/31	USD	5,000	745,611	715,701	29,910
3.23%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/09/31	USD	3,000	96,429	40	96,389
3.20%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/10/31	USD	1,000	34,315	13	34,302
3.29%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/07/31	USD	2,000	58,136	27	58,109
3.57%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/15/31	USD	1,500	18,559	21	18,538
3.69%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/24/31	USD	4,000	18,316	55	18,261
3.73%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/31	USD	3,000	7,396	41	7,355
1.24%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/15/31	USD	18,300	2,872,091	230	2,871,861
1.28%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/17/31	USD	3,100	480,118	39	480,079
3.42%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/24/33	USD	1,000	25,889	15	25,874
3.55%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/33	USD	1,500	24,573	22	24,551
Schedule of Investments
26

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.56%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/18/33	USD	1,500	$23,557	$23	$23,534
4.08%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/22/33	USD	600	(13,841)	9	(13,850)
4.07%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/22/33	USD	1,000	(22,737)	16	(22,753)
3.51%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/28/33	USD	800	16,238	13	16,225
3.65%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/12/34	USD	400	3,755	7	3,748
3.72%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/24/34	USD	2,000	7,710	32	7,678
3.77%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/25/34	USD	1,000	19	16	3
3.66%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/06/34	USD	2,500	21,589	40	21,549
3.80%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/14/34	USD	700	(1,327)	11	(1,338)
3.95%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/26/34	USD	1,000	(13,689)	16	(13,705)
3.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/07/34	USD	1,300	2,041	21	2,020
3.71%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/11/34	USD	1,000	4,837	16	4,821
3.87%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/28/34	USD	1,000	(7,611)	16	(7,627)
3.82%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/02/34	USD	1,200	(4,312)	20	(4,332)
3.99%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/11/34	USD	1,000	(16,710)	16	(16,726)
4.19%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/15/34	USD	1,300	(42,728)	21	(42,749)
4.22%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/25/34	USD	900	(31,954)	15	(31,969)
4.09%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/13/34	USD	1,000	(24,867)	17	(24,884)
4.13%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/14/34	USD	800	(22,635)	14	(22,649)
3.96%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/06/34	USD	1,000	(14,345)	17	(14,362)
3.90%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/07/34	USD	1,000	(10,062)	17	(10,079)
4.06%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/03/34	USD	2,000	(45,797)	33	(45,830)
3.37%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/22/34	USD	1,000	33,008	17	32,991
3.27%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/09/34	USD	2,000	83,524	34	83,490
3.25%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/10/34	USD	1,000	43,234	17	43,217
3.29%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/25/34	USD	1,000	39,665	17	39,648
3.34%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/07/34	USD	1,000	35,636	17	35,619
3.72%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/23/34	USD	2,000	8,719	34	8,685
3.73%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/24/34	USD	1,000	3,614	17	3,597
27
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/34	USD	2,000	$2,510	$34	$2,476
0.91%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/25/35	USD	26,000	6,651,893	6,160,196	491,697
1.35%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/15/36	USD	6,400	1,514,894	113	1,514,781
3.53%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/18/38	USD	1,000	29,970	20	29,950
3.94%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/07/38	USD	500	(6,860)	10	(6,870)
3.83%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/25/39	USD	600	(943)	12	(955)
3.81%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/07/39	USD	500	195	11	184
3.83%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/14/39	USD	500	(618)	10	(628)
3.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/07/39	USD	500	3,212	10	3,202
3.72%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/11/39	USD	500	5,066	10	5,056
3.88%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/28/39	USD	700	(4,965)	14	(4,979)
3.83%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/02/39	USD	400	(576)	8	(584)
4.08%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/13/39	USD	1,000	(29,729)	21	(29,750)
4.01%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/20/39	USD	500	(10,837)	10	(10,847)
3.90%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/07/39	USD	700	(6,438)	14	(6,452)
4.07%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/03/39	USD	1,000	(27,796)	21	(27,817)
3.49%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/20/39	USD	1,000	36,811	21	36,790
3.34%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/09/39	USD	1,000	54,262	21	54,241
3.33%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/10/39	USD	400	22,055	8	22,047
3.31%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/11/39	USD	800	45,693	17	45,676
3.80%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/23/39	USD	1,000	1,753	21	1,732
3.80%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/24/39	USD	700	1,105	15	1,090
3.82%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/39	USD	1,200	(843)	26	(869)
1.11%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/19/40	USD	20,700	6,691,875	5,995,241	696,634
3.47%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/18/43	USD	1,200	54,908	32	54,876
3.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/31/43	USD	1,000	4,468	27	4,441
3.82%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/14/43	USD	500	(187)	13	(200)
3.52%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/28/43	USD	1,000	39,739	28	39,711
3.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/24/44	USD	1,000	7,053	28	7,025
Schedule of Investments
28

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.79%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/07/44	USD	500	$1,206	$14	$1,192
3.80%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/14/44	USD	500	519	14	505
3.93%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/26/44	USD	500	(7,773)	14	(7,787)
3.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/15/44	USD	500	2,196	14	2,182
3.88%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/28/44	USD	700	(6,661)	19	(6,680)
3.80%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/02/44	USD	300	627	8	619
3.94%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/11/44	USD	500	(8,925)	14	(8,939)
3.87%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/07/44	USD	800	(6,146)	22	(6,168)
3.41%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/22/44	USD	400	22,138	11	22,127
3.45%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/05/44	USD	500	24,827	14	24,813
3.35%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/09/44	USD	1,000	63,885	28	63,857
3.35%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/10/44	USD	200	12,778	5	12,773
3.33%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/20/44	USD	600	39,753	17	39,736
3.41%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/25/44	USD	1,500	83,428	42	83,386
3.68%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/14/44	USD	1,000	17,277	28	17,249
3.81%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/24/44	USD	1,500	(1,767)	42	(1,809)
3.82%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/44	USD	750	(2,116)	21	(2,137)
0.86%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/30/45	USD	19,747	8,195,717	7,256,040	939,677
3.60%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/12/49	USD	400	9,046	13	9,033
3.68%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/19/49	USD	550	5,647	18	5,629
3.69%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/15/49	USD	400	3,290	13	3,277
3.34%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/22/49	USD	700	44,304	22	44,282
3.39%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/05/49	USD	600	33,411	19	33,392
3.28%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/09/49	USD	1,200	87,324	39	87,285
3.28%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/10/49	USD	400	28,914	13	28,901
3.27%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/20/49	USD	700	51,866	22	51,844
3.35%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/25/49	USD	1,000	60,970	33	60,937
3.62%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/15/49	USD	1,000	17,736	32	17,704
3.75%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/24/49	USD	1,900	(6,698)	62	(6,760)
29
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/49	USD	800	$(3,627)	$26	$(3,653)
1.06%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/18/50	USD	16,655	7,266,086	6,250,252	1,015,834
1.18%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/19/50	USD	14,550	6,057,578	5,156,310	901,268
1.29%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/07/51	USD	3,700	1,509,991	123	1,509,868
3.13%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/27/53	USD	900	83,307	27	83,280
3.18%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/53	USD	1,200	101,790	36	101,754
3.27%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/07/53	USD	1,000	69,692	35	69,657
3.74%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/22/53	USD	1,000	(12,854)	35	(12,889)
3.87%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/26/53	USD	350	(12,513)	13	(12,526)
3.35%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/28/53	USD	700	38,400	24	38,376
3.52%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/12/54	USD	500	12,544	18	12,526
3.60%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/19/54	USD	550	5,988	20	5,968
3.67%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/25/54	USD	700	(833)	24	(857)
3.51%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/06/54	USD	600	15,600	21	15,579
3.61%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/07/54	USD	700	5,788	25	5,763
3.64%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/14/54	USD	600	1,843	21	1,822
3.74%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/26/54	USD	300	(4,337)	11	(4,348)
3.53%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/07/54	USD	350	8,005	12	7,993
3.60%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/15/54	USD	900	9,364	32	9,332
3.72%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/25/54	USD	400	(4,423)	14	(4,437)
3.67%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/28/54	USD	200	(516)	7	(523)
3.70%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/28/54	USD	600	(4,370)	22	(4,392)
3.61%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/02/54	USD	200	1,593	7	1,586
3.75%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/04/54	USD	500	(7,892)	17	(7,909)
3.85%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/13/54	USD	850	(30,283)	30	(30,313)
3.79%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/20/54	USD	300	(7,078)	11	(7,089)
3.82%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/23/54	USD	400	(11,599)	14	(11,613)
3.68%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/07/54	USD	500	(2,404)	18	(2,422)
3.33%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/20/54	USD	1,000	56,560	36	56,524
Schedule of Investments
30

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.25%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/22/54	USD	400	$28,270	$14	$28,256
3.31%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/05/54	USD	1,500	91,227	54	91,173
3.20%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/09/54	USD	800	63,909	29	63,880
3.18%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/11/54	USD	900	75,515	32	75,483
3.20%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/20/54	USD	500	40,490	18	40,472
3.28%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/25/54	USD	950	61,914	34	61,880
3.33%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/07/54	USD	600	34,046	22	34,024
3.55%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/15/54	USD	1,000	17,902	35	17,867
3.67%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/24/54	USD	1,300	(6,872)	46	(6,918)
3.68%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/54	USD	800	(5,051)	29	(5,080)
								$57,425,953	$42,800,178	$14,625,775
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$42,800,219	$(41)	$15,867,617	$(1,241,842)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$15,867,617	$—	$15,867,617
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$1,241,842	$—	$1,241,842

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

31
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Corporate Bond ETF

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$3,165,588	$—	$3,165,588
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(14,276,546)	$—	$(14,276,546)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$396,014,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$404,042,278	$—	$—	$404,042,278
Short-Term Securities
Money Market Funds	219,584,950	—	—	219,584,950
	$623,627,228	$—	$—	$623,627,228
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$15,867,617	$—	$15,867,617
Liabilities
Interest Rate Contracts	—	(1,241,842)	—	(1,241,842)
	$—	$14,625,775	$—	$14,625,775

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
32

Schedule of Investments
October 31, 2024
iShares® Interest Rate Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.3%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	4,001,258	$316,659,558
Total Investment Companies (Cost: $306,995,897)		316,659,558
Short-Term Securities
Money Market Funds — 47.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(a)(c)(d)	148,594,397	148,698,413
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	11,590,000	11,590,000
Total Short-Term Securities — 47.7% (Cost: $160,260,225)		160,288,413
Total Investments in Securities — 142.0% (Cost: $467,256,122)		476,947,971
Liabilities in Excess of Other Assets — (42.0)%		(141,161,680)
Net Assets — 100.0%		$335,786,291

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$75,280,322	$73,393,763 (a)	$—	$5,111	$19,217	$148,698,413	148,594,397	$525,150 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,840,000	7,750,000 (a)	—	—	—	11,590,000	11,590,000	285,476	—
iShares iBoxx $ High Yield Corpo- rate Bond ETF	156,041,610	204,474,916	(61,404,769)	(7,717,117)	25,264,918	316,659,558	4,001,258	13,979,716	—
				$(7,712,006)	$25,284,135	$476,947,971		$14,790,342	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.83%	At Termination	1-Day SOFR, 4.90%	At Termination	N/A	01/05/25	USD	5,000	$(245)	$3	$(248)
4.85%	At Termination	1-Day SOFR, 4.90%	At Termination	N/A	01/23/25	USD	3,000	(621)	2	(623)
4.87%	At Termination	1-Day SOFR, 4.90%	At Termination	N/A	02/09/25	USD	3,000	(1,346)	3	(1,349)
33
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
5.09%	At Termination	1-Day SOFR, 4.90%	At Termination	N/A	03/20/25	USD	7,000	$(12,543)	$4	$(12,547)
5.15%	At Termination	1-Day SOFR, 4.90%	At Termination	N/A	05/16/25	USD	2,000	(6,907)	2	(6,909)
5.14%	At Termination	1-Day SOFR, 4.90%	At Termination	N/A	06/13/25	USD	5,000	(21,195)	4	(21,199)
5.00%	At Termination	1-Day SOFR, 4.90%	At Termination	N/A	07/08/25	USD	6,000	(24,785)	6	(24,791)
0.33%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/15/25	USD	16,400	547,951	610,689	(62,738)
3.74%	At Termination	1-Day SOFR, 4.90%	At Termination	N/A	09/26/25	USD	8,000	35,319	10	35,309
4.18%	At Termination	1-Day SOFR, 4.90%	At Termination	N/A	10/25/25	USD	5,000	652	6	646
3.77%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/13/26	USD	2,000	8,444	6	8,438
3.83%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/07/26	USD	1,000	3,409	4	3,405
4.70%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/13/26	USD	3,000	(31,756)	12	(31,768)
4.19%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/16/26	USD	2,000	(5,205)	9	(5,214)
0.87%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/17/26	USD	1,250	61,420	69,335	(7,915)
4.20%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/27/26	USD	4,000	(11,995)	18	(12,013)
4.29%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/09/26	USD	2,500	(12,778)	12	(12,790)
4.41%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/31/26	USD	1,500	(11,334)	8	(11,342)
0.87%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/29/26	USD	2,900	163,720	10	163,710
4.59%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/13/26	USD	2,000	(25,102)	11	(25,113)
1.13%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/18/26	USD	7,600	417,392	29	417,363
1.32%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/23/26	USD	500	25,763	29,705	(3,942)
3.83%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/05/27	USD	1,500	3,148	8	3,140
1.32%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/10/27	USD	3,776	205,529	17	205,512
3.91%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/10/27	USD	1,000	323	6	317
3.98%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/23/27	USD	1,000	(1,221)	6	(1,227)
3.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/05/27	USD	3,000	10,346	19	10,327
1.60%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/09/27	USD	1,916	95,974	9	95,965
4.01%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/09/27	USD	1,000	(1,950)	6	(1,956)
4.06%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/14/27	USD	3,000	(9,354)	19	(9,373)
1.70%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/28/27	USD	1,172	57,316	6	57,310
4.30%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/28/27	USD	1,000	(8,280)	6	(8,286)
Schedule of Investments
34

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.22%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/06/27	USD	3,000	$(20,146)	$12	$(20,158)
4.36%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/20/27	USD	4,000	(40,575)	15	(40,590)
4.35%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/03/27	USD	2,000	(20,213)	7	(20,220)
4.39%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/11/27	USD	2,000	(22,243)	8	(22,251)
4.49%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/13/27	USD	2,500	(34,999)	10	(35,009)
4.54%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/14/27	USD	2,000	(30,359)	8	(30,367)
4.48%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/16/27	USD	1,000	(13,957)	4	(13,961)
4.46%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/23/27	USD	3,000	(40,477)	12	(40,489)
4.58%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/03/27	USD	1,000	(16,703)	5	(16,708)
4.49%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/11/27	USD	2,000	(29,118)	9	(29,127)
4.43%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/13/27	USD	4,000	(53,236)	17	(53,253)
4.25%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/20/27	USD	2,000	(17,814)	9	(17,823)
4.27%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/27/27	USD	3,000	(28,042)	13	(28,055)
4.39%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/03/27	USD	6,000	(74,933)	26	(74,959)
4.19%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/09/27	USD	3,000	(22,630)	13	(22,643)
2.64%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/15/27	USD	300	9,765	2	9,763
3.59%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/08/27	USD	5,000	38,466	23	38,443
3.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/25/27	USD	2,000	4,638	9	4,629
3.80%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/31/27	USD	2,000	3,289	10	3,279
3.86%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/01/27	USD	2,000	(245)	9	(254)
1.42%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/07/28	USD	9,450	731,745	804,036	(72,291)
1.23%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/08/28	USD	5,780	502,088	546,474	(44,386)
3.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/27/28	USD	2,000	3,713	14	3,699
4.13%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/11/28	USD	1,000	(10,240)	8	(10,248)
3.95%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/09/28	USD	1,000	(4,243)	8	(4,251)
4.15%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/18/28	USD	1,300	(15,077)	(1,307)	(13,770)
4.05%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/31/28	USD	1,500	(12,222)	12	(12,234)
1.12%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/03/28	USD	1,960	188,323	202,836	(14,513)
4.39%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/27/28	USD	1,500	(31,266)	12	(31,278)
35
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.46%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/29/28	USD	3,500	$(81,262)	$27	$(81,289)
1.14%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/12/28	USD	2,500	243,163	19	243,144
1.21%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/22/28	USD	2,100	200,183	16	200,167
1.32%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/05/29	USD	4,300	410,470	36	410,434
3.70%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/10/29	USD	1,000	4,262	8	4,254
3.66%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/18/29	USD	1,500	8,636	13	8,623
3.81%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/23/29	USD	1,000	(115)	8	(123)
1.45%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/27/29	USD	4,450	409,075	37	409,038
3.55%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/05/29	USD	2,000	19,764	17	19,747
3.86%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/14/29	USD	3,000	(6,747)	25	(6,772)
4.06%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/26/29	USD	2,000	(20,458)	18	(20,476)
1.73%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/28/29	USD	355	29,135	3	29,132
3.89%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/07/29	USD	2,000	(6,812)	18	(6,830)
1.70%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/11/29	USD	842	70,766	8	70,758
4.11%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/20/29	USD	2,000	(24,328)	18	(24,346)
4.00%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/27/29	USD	2,000	(16,217)	17	(16,234)
4.09%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/03/29	USD	2,000	(23,392)	18	(23,410)
4.14%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/09/29	USD	2,000	(26,994)	(41)	(26,953)
4.23%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/13/29	USD	2,000	(35,854)	18	(35,872)
4.10%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/06/29	USD	1,000	(12,838)	9	(12,847)
4.17%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/13/29	USD	1,500	(23,310)	13	(23,323)
3.99%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/26/29	USD	2,000	(16,454)	18	(16,472)
4.16%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/03/29	USD	5,000	(78,288)	46	(78,334)
4.05%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/08/29	USD	3,000	(32,862)	27	(32,889)
3.95%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/09/29	USD	1,000	(6,672)	9	(6,681)
2.56%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/15/29	USD	300	16,007	3	16,004
3.10%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/12/29	USD	800	24,264	8	24,256
3.44%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/22/29	USD	500	7,652	5	7,647
3.49%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/08/29	USD	2,700	36,305	26	36,279
Schedule of Investments
36

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.57%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/21/29	USD	4,000	$38,501	$39	$38,462
3.74%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/31/29	USD	4,000	8,345	39	8,306
3.79%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/01/29	USD	3,500	(656)	34	(690)
3.37%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/02/29	USD	450	8,580	5	8,575
3.29%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/10/30	USD	1,500	34,628	16	34,612
3.16%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/03/30	USD	1,200	35,402	13	35,389
0.77%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/01/30	USD	10,500	1,536,376	1,593,469	(57,093)
3.45%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/24/30	USD	1,000	16,491	11	16,480
3.54%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/01/30	USD	700	8,358	7	8,351
3.59%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/27/30	USD	1,300	12,435	15	12,420
3.84%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/09/30	USD	2,200	(6,753)	25	(6,778)
4.02%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/18/30	USD	500	(6,306)	(663)	(5,643)
3.91%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/31/30	USD	1,500	(10,817)	18	(10,835)
4.04%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/15/30	USD	1,000	(13,861)	12	(13,873)
4.30%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/27/30	USD	750	(20,551)	9	(20,560)
3.52%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/05/31	USD	1,000	13,779	12	13,767
3.65%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/10/31	USD	1,000	6,888	12	6,876
3.64%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/18/31	USD	1,000	7,311	13	7,298
3.77%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/23/31	USD	500	45	6	39
3.75%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/09/31	USD	1,000	1,539	12	1,527
3.82%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/14/31	USD	1,000	(2,324)	13	(2,337)
3.88%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/06/31	USD	1,000	(5,933)	12	(5,945)
3.80%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/07/31	USD	1,200	(1,807)	15	(1,822)
4.01%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/20/31	USD	1,500	(19,898)	18	(19,916)
4.04%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/11/31	USD	1,700	(25,510)	21	(25,531)
1.59%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/04/31	USD	2,814	356,545	369,632	(13,087)
4.00%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/06/31	USD	1,500	(20,062)	19	(20,081)
3.87%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/20/31	USD	1,000	(5,648)	13	(5,661)
3.89%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/26/31	USD	1,000	(6,663)	13	(6,676)
37
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.88%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/09/31	USD	1,500	$(9,367)	$20	$(9,387)
3.77%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/15/31	USD	1,000	(89)	13	(102)
3.21%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/26/31	USD	1,500	51,036	20	51,016
3.47%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/08/31	USD	2,000	35,882	27	35,855
1.36%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/20/31	USD	830	121,971	10	121,961
3.58%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/21/31	USD	1,200	13,983	16	13,967
3.72%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/25/31	USD	1,500	4,219	21	4,198
3.77%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/01/31	USD	1,700	(543)	23	(566)
1.28%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/30/31	USD	1,100	168,920	14	168,906
1.52%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/10/32	USD	328	46,127	4	46,123
1.61%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/12/32	USD	2,033	274,789	26	274,763
1.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/28/32	USD	100	12,658	2	12,656
2.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/23/32	USD	150	10,226	2	10,224
3.37%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/27/32	USD	300	8,448	4	8,444
3.45%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/05/33	USD	300	6,785	5	6,780
3.34%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/08/33	USD	500	15,437	7	15,430
4.25%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/27/33	USD	500	(17,816)	8	(17,824)
4.28%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/03/33	USD	300	(11,411)	4	(11,415)
3.89%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/28/34	USD	600	(5,612)	9	(5,621)
3.89%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/27/34	USD	500	(4,533)	8	(4,541)
4.04%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/23/34	USD	400	(8,546)	6	(8,552)
4.05%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/11/34	USD	500	(10,950)	9	(10,959)
3.84%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/26/34	USD	500	(2,459)	8	(2,467)
3.50%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/08/34	USD	500	11,340	9	11,331
3.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/31/34	USD	500	(142)	8	(150)
0.86%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/30/45	USD	80	33,203	31,087	2,116
0.87%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/30/50	USD	10	4,630	4,260	370
1.06%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/18/50	USD	15	6,544	5,966	578
								$6,153,621	$4,267,207	$1,886,414
Schedule of Investments
38

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$4,269,218	$(2,011)	$3,517,558	$(1,631,144)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$3,517,558	$—	$3,517,558
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$1,631,144	$—	$1,631,144

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$2,187,895	$—	$2,187,895
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(5,234,754)	$—	$(5,234,754)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$261,615,500
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$316,659,558	$—	$—	$316,659,558
Short-Term Securities
Money Market Funds	160,288,413	—	—	160,288,413
	$476,947,971	$—	$—	$476,947,971
39
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$3,517,558	$—	$3,517,558
Liabilities
Interest Rate Contracts	—	(1,631,144)	—	(1,631,144)
	$—	$1,886,414	$—	$1,886,414

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
40

Schedule of Investments
October 31, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 91.5%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)(b)	1,671,316	$85,387,534
Total Investment Companies (Cost: $83,824,570)		85,387,534
Short-Term Securities
Money Market Funds — 45.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(a)(c)(d)	40,400,539	40,428,819
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(c)	1,690,000	1,690,000
Total Short-Term Securities — 45.2% (Cost: $42,118,545)		42,118,819
Total Investments in Securities — 136.7% (Cost: $125,943,115)		127,506,353
Liabilities in Excess of Other Assets — (36.7)%		(34,226,858)
Net Assets — 100.0%		$93,279,495

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,897,406	$23,516,009 (a)	$—	$15,148	$256	$40,428,819	40,400,539	$48,235 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,280,000	—	(590,000)(a)	—	—	1,690,000	1,690,000	117,925	—
iShares 10+ Year Investment Grade Corporate Bond ETF	58,266,640	111,953,639	(94,917,143)	4,250,028	5,834,370	85,387,534	1,671,316	4,861,262	—
				$4,265,176	$5,834,626	$127,506,353		$5,027,422	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
5.25%	At Termination	1-Day SOFR, 4.90%	At Termination	N/A	11/07/24	USD	1,000	$(51)	$—	$(51)
0.40%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/19/25	USD	1,850	66,466	70,569	(4,103)
4.46%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/08/26	USD	1,000	(4,842)	3	(4,845)
41
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.74%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/12/26	USD	700	$(7,806)	$3	$(7,809)
2.45%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/04/27	USD	500	18,557	3	18,554
0.48%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/15/27	USD	2,335	214,128	219,650	(5,522)
3.24%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/11/28	USD	700	13,552	5	13,547
3.24%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/16/28	USD	300	5,935	2	5,933
3.67%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/08/29	USD	500	2,563	4	2,559
3.72%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/06/29	USD	600	2,106	5	2,101
4.18%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/10/29	USD	200	(3,058)	2	(3,060)
4.22%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/24/29	USD	400	(7,067)	4	(7,071)
3.74%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/31/29	USD	200	404	2	402
0.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/19/30	USD	2,190	348,788	340,827	7,961
2.10%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/04/32	USD	2,630	283,390	35	283,355
3.37%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/22/33	USD	200	5,946	3	5,943
3.53%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/16/33	USD	100	1,802	2	1,800
3.72%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/10/33	USD	400	1,539	6	1,533
3.72%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/11/33	USD	300	1,256	5	1,251
3.51%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/05/34	USD	1,100	22,688	18	22,670
3.61%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/08/34	USD	500	6,444	8	6,436
3.65%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/12/34	USD	250	2,318	4	2,314
3.74%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/24/34	USD	300	842	4	838
3.66%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/06/34	USD	300	2,591	5	2,586
3.73%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/08/34	USD	200	667	3	664
3.87%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/28/34	USD	200	(1,499)	3	(1,502)
3.24%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/20/34	USD	200	8,836	3	8,833
3.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/34	USD	500	586	8	578
3.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/31/34	USD	300	(60)	5	(65)
1.75%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/17/36	USD	9,285	1,774,204	1,612,147	162,057
3.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/08/38	USD	1,000	3,804	20	3,784
3.72%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/11/38	USD	600	5,839	12	5,827
Schedule of Investments
42

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.54%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/05/39	USD	1,800	$54,658	$37	$54,621
3.64%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/08/39	USD	800	15,229	16	15,213
3.67%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/10/39	USD	200	3,173	4	3,169
3.70%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/12/39	USD	150	1,955	3	1,952
3.73%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/01/39	USD	200	1,916	4	1,912
3.73%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/12/39	USD	100	926	2	924
3.49%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/20/39	USD	300	11,043	6	11,037
3.43%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/07/39	USD	200	8,712	5	8,707
3.83%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/39	USD	700	(651)	15	(666)
3.84%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/31/39	USD	200	(518)	4	(522)
1.95%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/10/41	USD	12,427	2,841,321	2,445,902	395,419
3.47%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/25/43	USD	200	9,198	5	9,193
3.65%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/03/43	USD	100	2,212	3	2,209
3.73%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/08/43	USD	1,800	19,483	48	19,435
3.67%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/11/43	USD	400	7,534	10	7,524
3.81%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/15/43	USD	200	261	5	256
3.87%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/18/43	USD	100	(692)	(195)	(497)
3.52%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/05/44	USD	1,600	63,615	43	63,572
3.62%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/08/44	USD	800	20,524	22	20,502
3.64%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/10/44	USD	200	4,711	6	4,705
3.68%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/12/44	USD	280	5,018	7	5,011
3.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/24/44	USD	600	2,805	17	2,788
3.72%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/01/44	USD	200	2,538	5	2,533
3.79%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/07/44	USD	300	846	8	838
3.81%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/14/44	USD	200	139	5	134
3.71%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/12/44	USD	100	1,409	3	1,406
3.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/15/44	USD	200	865	6	859
3.85%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/28/44	USD	600	(3,330)	17	(3,347)
3.49%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/20/44	USD	270	12,006	8	11,998
43
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.43%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/02/44	USD	200	$10,427	$6	$10,421
3.38%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/03/44	USD	400	23,554	12	23,542
3.63%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/09/44	USD	200	4,895	6	4,889
3.82%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/44	USD	750	(2,169)	21	(2,190)
3.84%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/31/44	USD	300	(1,414)	8	(1,422)
1.61%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/24/46	USD	4,300	1,378,388	1,172,896	205,492
1.40%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/12/46	USD	1,900	672,114	48	672,066
1.44%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/10/46	USD	1,550	539,670	46	539,624
3.40%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/27/48	USD	70	3,891	3	3,888
3.63%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/08/48	USD	1,900	35,943	59	35,884
3.44%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/05/49	USD	1,700	82,090	54	82,036
3.54%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/08/49	USD	750	23,780	24	23,756
3.52%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/09/49	USD	300	10,835	10	10,825
3.56%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/10/49	USD	200	5,771	6	5,765
3.60%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/12/49	USD	180	4,071	6	4,065
3.70%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/19/49	USD	300	2,037	9	2,028
3.64%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/01/49	USD	200	3,147	7	3,140
3.60%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/06/49	USD	300	6,821	9	6,812
3.62%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/12/49	USD	250	4,894	8	4,886
3.42%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/20/49	USD	320	16,383	10	16,373
3.27%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/20/49	USD	400	29,638	13	29,625
3.34%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/24/49	USD	200	12,694	6	12,688
3.33%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/03/49	USD	130	8,392	4	8,388
3.40%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/07/49	USD	200	10,735	6	10,729
3.57%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/09/49	USD	250	6,595	8	6,587
3.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/49	USD	700	(3,005)	22	(3,027)
3.77%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/31/49	USD	250	(1,639)	8	(1,647)
2.04%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/07/51	USD	11,085	3,065,473	2,391,676	673,797
3.18%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/06/53	USD	300	25,632	1,042	24,590
Schedule of Investments
44

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.22%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/53	USD	200	$15,889	$7	$15,882
3.27%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/07/53	USD	200	14,008	7	14,001
3.28%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/27/53	USD	100	6,782	3	6,779
3.42%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/03/53	USD	100	4,386	4	4,382
3.53%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/08/53	USD	1,400	33,626	49	33,577
3.48%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/11/53	USD	100	3,249	3	3,246
3.59%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/15/53	USD	200	2,652	7	2,645
3.64%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/18/53	USD	150	668	(255)	923
3.61%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/31/53	USD	200	1,871	7	1,864
3.75%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/01/53	USD	120	(1,790)	4	(1,794)
3.36%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/05/54	USD	1,300	69,554	45	69,509
3.46%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/08/54	USD	550	19,694	19	19,675
3.44%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/09/54	USD	200	7,903	7	7,896
3.48%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/10/54	USD	150	4,851	6	4,845
3.52%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/12/54	USD	130	3,284	4	3,280
3.62%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/19/54	USD	300	1,939	11	1,928
3.65%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/23/54	USD	300	605	10	595
3.62%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/24/54	USD	200	1,408	7	1,401
3.56%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/01/54	USD	200	3,541	7	3,534
3.51%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/06/54	USD	200	5,218	7	5,211
3.62%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/07/54	USD	400	2,634	14	2,620
3.71%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/16/54	USD	350	(3,172)	13	(3,185)
3.51%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/08/54	USD	200	5,391	7	5,384
3.53%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/12/54	USD	150	3,401	5	3,396
3.60%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/15/54	USD	150	1,561	6	1,555
3.67%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/28/54	USD	350	(902)	13	(915)
3.33%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/20/54	USD	350	19,796	13	19,783
3.20%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/20/54	USD	300	24,294	11	24,283
3.26%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/24/54	USD	250	17,214	9	17,205
45
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.31%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/02/54	USD	150	$9,109	$5	$9,104
3.26%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/03/54	USD	150	10,398	5	10,393
3.33%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/05/54	USD	200	11,296	7	11,289
3.49%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/09/54	USD	250	7,003	9	6,994
3.68%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/29/54	USD	600	(3,627)	21	(3,648)
3.69%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/31/54	USD	200	(1,625)	7	(1,632)
								$12,139,526	$8,255,528	$3,883,998
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$8,255,978	$(450)	$3,942,518	$(58,520)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$3,942,518	$—	$3,942,518
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$58,520	$—	$58,520

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$(3,565,441)	$—	$(3,565,441)
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(4,194,846)	$—	$(4,194,846)
Schedule of Investments
46

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$113,739,888
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$85,387,534	$—	$—	$85,387,534
Short-Term Securities
Money Market Funds	42,118,819	—	—	42,118,819
	$127,506,353	$—	$—	$127,506,353
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$3,942,518	$—	$3,942,518
Liabilities
Interest Rate Contracts	—	(58,520)	—	(58,520)
	$—	$3,883,998	$—	$3,883,998

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
47
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 92.7%
iShares Core U.S. Aggregate Bond ETF(a)	48,794	$4,802,305
Total Investment Companies (Cost: $4,808,136)		4,802,305
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(a)(b)	190,000	190,000
Total Short-Term Securities — 3.7% (Cost: $190,000)		190,000
Total Investments in Securities — 96.4% (Cost: $4,998,136)		4,992,305
Other Assets Less Liabilities — 3.6%		186,460
Net Assets — 100.0%		$5,178,765

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$238 (b)	$—	$(238)	$—	$—	—	$71 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	10,000 (b)	—	—	—	190,000	190,000	4,441	—
iShares Core U.S. Aggregate Bond ETF	4,717,779	106,620	(338,025)	(6,071)	322,002	4,802,305	48,794	176,611	—
				$(6,309)	$322,002	$4,992,305		$181,123	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.86%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/25	USD	200	$(627)	$—	$(627)
2.87%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/11/25	USD	310	3,143	—	3,143
2.83%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/04/25	USD	30	332	—	332
3.14%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/23/25	USD	10	92	—	92
4.04%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/30/25	USD	30	34	—	34
Schedule of Investments
48

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.69%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/27/26	USD	50	$257	$—	$257
3.66%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/06/26	USD	20	110	—	110
3.58%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/11/26	USD	20	133	—	133
3.73%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/04/26	USD	10	46	—	46
4.45%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/26	USD	450	(3,160)	2	(3,162)
4.43%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/07/26	USD	40	(275)	4	(279)
4.56%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/14/26	USD	40	(480)	1	(481)
4.29%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/26/27	USD	40	(327)	—	(327)
4.39%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/11/27	USD	100	(1,113)	1	(1,114)
2.91%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/01/27	USD	15	369	—	369
2.80%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/11/27	USD	380	10,543	2	10,541
3.08%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/02/27	USD	10	213	—	213
3.66%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/09/27	USD	50	286	—	286
4.20%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/24/27	USD	10	(93)	—	(93)
4.17%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/03/27	USD	10	(86)	—	(86)
3.98%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/28	USD	380	(1,883)	3	(1,886)
3.97%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/07/28	USD	30	(141)	4	(145)
2.88%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/01/29	USD	15	584	—	584
2.78%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/11/29	USD	320	13,809	3	13,806
2.64%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/22/29	USD	20	1,006	—	1,006
3.60%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/07/29	USD	10	83	—	83
4.06%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/24/29	USD	12	(151)	—	(151)
3.62%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/30/29	USD	10	77	—	77
3.32%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/07/30	USD	15	329	—	329
3.32%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/04/30	USD	10	230	—	230
3.46%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/07/30	USD	15	238	—	238
3.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/30	USD	320	384	4	380
3.75%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/07/30	USD	30	42	11	31
3.98%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/07/30	USD	15	(154)	—	(154)
49
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.02%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/07/30	USD	20	$(255)	$—	$(255)
4.26%	Annual	1-Day SOFR, 4.90%	Annual	N/A	11/14/30	USD	40	(1,050)	—	(1,050)
3.98%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/21/31	USD	50	(582)	—	(582)
4.02%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/04/31	USD	20	(278)	—	(278)
4.17%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/07/31	USD	30	(680)	—	(680)
2.89%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/01/32	USD	10	582	—	582
2.81%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/11/32	USD	210	13,457	3	13,454
2.61%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/22/32	USD	10	782	—	782
2.80%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/25/32	USD	10	655	—	655
2.93%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/02/32	USD	10	569	—	569
3.56%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/30/32	USD	10	145	—	145
3.81%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/06/33	USD	10	(28)	—	(28)
3.42%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/07/33	USD	20	517	1	516
3.61%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/33	USD	210	2,585	3	2,582
3.60%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/07/33	USD	15	191	34	157
3.92%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/07/33	USD	10	(106)	—	(106)
3.94%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/18/33	USD	20	(254)	7	(261)
3.95%	Annual	1-Day SOFR, 4.90%	Annual	N/A	02/26/34	USD	25	(341)	1	(342)
3.93%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/21/34	USD	20	(249)	—	(249)
3.99%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/11/34	USD	30	(500)	1	(501)
3.34%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/30/34	USD	30	1,085	1	1,084
2.89%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/11/37	USD	130	11,966	2	11,964
2.68%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/22/37	USD	10	1,140	—	1,140
2.86%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/25/37	USD	7	669	—	669
3.53%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/38	USD	140	4,163	3	4,160
3.53%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/07/38	USD	10	297	36	261
3.79%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/24/39	USD	35	129	1	128
2.86%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/11/42	USD	125	15,326	3	15,323
2.67%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/22/42	USD	10	1,484	—	1,484
Schedule of Investments
50

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.84%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/25/42	USD	10	$1,269	$—	$1,269
3.48%	Annual	1-Day SOFR, 4.90%	Annual	N/A	12/30/42	USD	5	219	—	219
3.45%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/43	USD	140	6,804	4	6,800
3.63%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/09/44	USD	10	245	1	244
2.76%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/11/47	USD	105	16,126	3	16,123
2.56%	Annual	1-Day SOFR, 4.90%	Annual	N/A	08/05/47	USD	15	2,752	—	2,752
3.08%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/05/47	USD	10	1,039	—	1,039
3.11%	Annual	1-Day SOFR, 4.90%	Annual	N/A	03/17/48	USD	5	499	—	499
3.32%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/48	USD	130	8,735	4	8,731
3.34%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/07/48	USD	10	651	54	597
3.52%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/09/49	USD	10	352	1	351
3.57%	Annual	1-Day SOFR, 4.90%	Annual	N/A	10/09/49	USD	10	265	1	264
2.70%	Annual	1-Day SOFR, 4.90%	Annual	N/A	06/24/52	USD	3	502	—	502
2.65%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/11/52	USD	75	13,335	3	13,332
2.92%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/12/53	USD	10	1,297	—	1,297
3.24%	Annual	1-Day SOFR, 4.90%	Annual	N/A	05/24/53	USD	10	756	—	756
3.20%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/05/53	USD	70	5,743	3	5,740
3.22%	Annual	1-Day SOFR, 4.90%	Annual	N/A	07/07/53	USD	15	1,186	101	1,085
3.69%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/07/53	USD	10	(43)	—	(43)
3.44%	Annual	1-Day SOFR, 4.90%	Annual	N/A	01/09/54	USD	10	392	1	391
3.75%	Annual	1-Day SOFR, 4.90%	Annual	N/A	04/04/54	USD	5	(87)	1	(88)
3.33%	Annual	1-Day SOFR, 4.90%	Annual	N/A	09/30/54	USD	10	572	—	572
								$137,878	$308	$137,570
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$308	$—	$150,538	$(12,968)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

51
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Interest Rate Hedged U.S. Aggregate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$150,538	$—	$150,538
Liabilities—Derivative Financial Instruments
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$12,968	$—	$12,968

(a)
Net cumulative unrealized appreciation (depreciation) on centrally cleared swaps are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$—	$—	$—	$—	$85,981	$—	$85,981
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$—	$—	$—	$—	$(224,059)	$—	$(224,059)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Interest rate swaps:
Average notional value — pays fixed rate	$5,007,500
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$4,802,305	$—	$—	$4,802,305
Short-Term Securities
Money Market Funds	190,000	—	—	190,000
	$4,992,305	$—	$—	$4,992,305
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$150,538	$—	$150,538
Liabilities
Interest Rate Contracts	—	(12,968)	—	(12,968)
	$—	$137,570	$—	$137,570

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
52

Statements of Assets and Liabilities
October 31, 2024

	iShares Inflation Hedged Corporate Bond ETF	iShares Inflation Hedged High Yield Bond ETF	iShares Inflation Hedged U.S. Aggregate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
ASSETS
Investments, at value—affiliated(a)(b)	$75,500,818	$3,834,594	$2,387,946	$623,627,228
Cash	151,355	9,866	9,424	8,229
Cash pledged for centrally cleared swaps	2,408,000	47,000	64,000	—
Receivables:
Securities lending income—affiliated	25,370	1,121	—	177,850
Dividends—affiliated	1,387	294	124	211,637
Variation margin on centrally cleared swaps	—	734	—	103,412
Unrealized appreciation on OTC swaps	—	563	1,610	—
Total assets	78,086,930	3,894,172	2,463,104	624,128,356
LIABILITIES
Collateral on securities loaned, at value	24,527,942	1,226,883	—	196,906,844
Payables:
Investment advisory fees	2,298	114	211	34,683
Variation margin on centrally cleared swaps	21,472	—	258	—
Unrealized depreciation on OTC swaps	—	282	—	—
Total liabilities	24,551,712	1,227,279	469	196,941,527
Commitments and contingent liabilities
NET ASSETS	$53,535,218	$2,666,893	$2,462,635	$427,186,829
NET ASSETS CONSIST OF
Paid-in capital	$68,560,188	$2,610,144	$2,647,377	$419,954,784
Accumulated earnings (loss)	(15,024,970)	56,749	(184,742)	7,232,045
NET ASSETS	$53,535,218	$2,666,893	$2,462,635	$427,186,829
NET ASSET VALUE
Shares outstanding	2,050,000	100,000	100,000	4,600,000
Net asset value	$26.11	$26.67	$24.63	$92.87
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—affiliated	$78,317,351	$3,669,412	$2,437,629	$617,809,545
(b) Securities loaned, at value	$23,987,173	$1,199,445	$—	$192,375,852
See notes to financial statements.
53
2024 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (continued)
October 31, 2024

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
ASSETS
Investments, at value—affiliated(a)(b)	$476,947,971	$127,506,353	$4,992,305
Cash	158,371	9,029	10,032
Cash pledged for centrally cleared swaps	6,990,000	6,221,000	174,000
Receivables:
Securities lending income—affiliated	132,392	3,860	—
Dividends—affiliated	31,891	17,283	572
Variation margin on centrally cleared swaps	200,870	—	2,295
Total assets	484,461,495	133,757,525	5,179,204
LIABILITIES
Collateral on securities loaned, at value	148,661,871	40,425,995	—
Payables:
Investment advisory fees	13,333	7,826	439
Variation margin on centrally cleared swaps	—	44,209	—
Total liabilities	148,675,204	40,478,030	439
Commitments and contingent liabilities
NET ASSETS	$335,786,291	$93,279,495	$5,178,765
NET ASSETS CONSIST OF
Paid-in capital	$345,170,347	$82,964,252	$5,105,027
Accumulated earnings (loss)	(9,384,056)	10,315,243	73,738
NET ASSETS	$335,786,291	$93,279,495	$5,178,765
NET ASSET VALUE
Shares outstanding	3,900,000	3,850,000	200,000
Net asset value	$86.10	$24.23	$25.89
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—affiliated	$467,256,122	$125,943,115	$4,998,136
(b) Securities loaned, at value	$145,267,801	$39,340,270	$—
See notes to financial statements.
Statements of Assets and Liabilities
54

Statements of Operations
Year Ended October 31, 2024

	iShares Inflation Hedged Corporate Bond ETF	iShares Inflation Hedged High Yield Bond ETF	iShares Inflation Hedged U.S. Aggregate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$2,032,639	$153,475	$86,296	$14,434,475
Interest—unaffiliated	934	302	255	9,897
Securities lending income—affiliated—net	127,463	5,348	44	898,142
Total investment income	2,161,036	159,125	86,595	15,342,514
EXPENSES
Investment advisory	96,689	14,338	3,181	995,943
Interest expense	—	—	—	138
Total expenses	96,689	14,338	3,181	996,081
Less:
Investment advisory fees waived	(72,517)	(13,035)	(734)	(664,100)
Total expenses after fees waived	24,172	1,303	2,447	331,981
Net investment income	2,136,864	157,822	84,148	15,010,533
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(2,018,562)	1,440	(1,522)	(1,099,744)
In-kind redemptions—affiliated(a)	—	—	—	935,080
Swaps	169,268	1,369	3,493	3,165,588
	(1,849,294)	2,809	1,971	3,000,924
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	6,399,318	210,954	146,790	24,991,604
Swaps	(743,164)	(5,864)	(18,126)	(14,276,546)
	5,656,154	205,090	128,664	10,715,058
Net realized and unrealized gain	3,806,860	207,899	130,635	13,715,982
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,943,724	$365,721	$214,783	$28,726,515
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
55
2024 iShares Annual Financial Statements and Additional Information

Statements of Operations (continued)
Year Ended October 31, 2024

	iShares Interest Rate Hedged High Yield Bond ETF	iShares Interest Rate Hedged Long-Term Corporate Bond ETF	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$14,265,192	$4,979,187	$181,052
Interest—unaffiliated	6,038	7,582	488
Securities lending income—affiliated—net	525,150	48,235	71
Total investment income	14,796,380	5,035,004	181,611
EXPENSES
Investment advisory	1,612,432	372,645	6,720
Interest expense	—	385	—
Total expenses	1,612,432	373,030	6,720
Less:
Investment advisory fees waived	(1,488,399)	(266,560)	(1,551)
Total expenses after fees waived	124,033	106,470	5,169
Net investment income	14,672,347	4,928,534	176,442
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(7,712,006)	352,343	(6,309)
In-kind redemptions—affiliated(a)	—	3,912,833	—
Swaps	2,187,895	(3,565,441)	85,981
	(5,524,111)	699,735	79,672
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	25,284,135	5,834,626	322,002
Swaps	(5,234,754)	(4,194,846)	(224,059)
	20,049,381	1,639,780	97,943
Net realized and unrealized gain	14,525,270	2,339,515	177,615
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,197,617	$7,268,049	$354,057
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
56

Statements of Changes in Net Assets

	iShares Inflation Hedged Corporate Bond ETF		iShares Inflation Hedged High Yield Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,136,864	$2,174,367	$157,822	$153,603
Net realized gain (loss)	(1,849,294)	(6,102,994)	2,809	460
Net change in unrealized appreciation (depreciation)	5,656,154	5,496,403	205,090	(33,891)
Net increase in net assets resulting from operations	5,943,724	1,567,776	365,721	120,172
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,176,457)	(2,197,827)	(161,413)	(154,669)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,878,928	(9,995,888)	—	—
NET ASSETS
Total increase (decrease) in net assets	7,646,195	(10,625,939)	204,308	(34,497)
Beginning of year	45,889,023	56,514,962	2,462,585	2,497,082
End of year	$53,535,218	$45,889,023	$2,666,893	$2,462,585

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
57
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Inflation Hedged U.S. Aggregate Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$84,148	$69,661	$15,010,533	$14,906,203
Net realized gain (loss)	1,971	(1,175)	3,000,924	26,082,523
Net change in unrealized appreciation (depreciation)	128,664	(58,132)	10,715,058	(1,236,468)
Net increase in net assets resulting from operations	214,783	10,354	28,726,515	39,752,258
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(87,174)	(71,665)	(26,472,969)	(24,840,191)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	—	167,965,815	(502,125,478)
NET ASSETS
Total increase (decrease) in net assets	127,609	(61,311)	170,219,361	(487,213,411)
Beginning of year	2,335,026	2,396,337	256,967,468	744,180,879
End of year	$2,462,635	$2,335,026	$427,186,829	$256,967,468

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
58

Statements of Changes in Net Assets(continued)

	iShares Interest Rate Hedged High Yield Bond ETF		iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$14,672,347	$8,280,736	$4,928,534	$3,389,904
Net realized gain (loss)	(5,524,111)	5,006,023	699,735	18,678,209
Net change in unrealized appreciation (depreciation)	20,049,381	(3,700,251)	1,639,780	(12,454,670)
Net increase in net assets resulting from operations	29,197,617	9,586,508	7,268,049	9,613,443
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,553,572)	(11,416,943)	(7,608,804)	(5,196,424)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	162,471,914	54,572,358	28,499,835	(42,006,236)
NET ASSETS
Total increase (decrease) in net assets	171,115,959	52,741,923	28,159,080	(37,589,217)
Beginning of year	164,670,332	111,928,409	65,120,415	102,709,632
End of year	$335,786,291	$164,670,332	$93,279,495	$65,120,415

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
59
2024 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$176,442	$93,326
Net realized gain	79,672	47,611
Net change in unrealized appreciation (depreciation)	97,943	17,270
Net increase in net assets resulting from operations	354,057	158,207
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(273,111)	(142,396)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	2,565,141
NET ASSETS
Total increase in net assets	80,946	2,580,952
Beginning of year	5,097,819	2,516,867
End of year	$5,178,765	$5,097,819

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
60

Financial Highlights
(For a share outstanding throughout each period)

	iShares Inflation Hedged Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$24.15	$24.57	$30.45	$27.66	$26.33
Net investment income(a)	1.15	0.97	0.75	0.63	0.71
Net realized and unrealized gain (loss)(b)	1.98	(0.40)	(5.80)	2.82	1.36
Net increase (decrease) from investment operations	3.13	0.57	(5.05)	3.45	2.07
Distributions(c)
From net investment income	(1.17)	(0.99)	(0.76)	(0.66)	(0.74)
From net realized gain	—	—	(0.07)	—	—
Total distributions	(1.17)	(0.99)	(0.83)	(0.66)	(0.74)
Net asset value, end of year	$26.11	$24.15	$24.57	$30.45	$27.66
Total Return(d)
Based on net asset value	13.14%	2.18%	(16.89)%	12.60%	8.00%(e)
Ratios to Average Net Assets(f)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Total expenses after fees waived	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.42%	3.83%	2.68%	2.14%	2.64%
Supplemental Data
Net assets, end of year (000)	$53,535	$45,889	$56,515	$73,073	$17,979
Portfolio turnover rate(g)	6%	5%	10%	0%	13%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
61
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Inflation Hedged High Yield Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Period From 06/22/22(a) to 10/31/22
Net asset value, beginning of period	$24.63	$24.97	$24.99
Net investment income(b)	1.58	1.54	0.44
Net realized and unrealized gain (loss)(c)	2.07	(0.33)	(0.03)
Net increase from investment operations	3.65	1.21	0.41
Distributions from net investment income(d)	(1.61)	(1.55)	(0.43)
Net asset value, end of period	$26.67	$24.63	$24.97
Total Return(e)
Based on net asset value	15.24%	4.88%	1.62%(f)
Ratios to Average Net Assets(g)
Total expenses	0.55%	0.55%	0.55%(h)
Total expenses after fees waived	0.05%	0.05%	0.05%(h)
Net investment income	6.05%	6.13%	4.85%(h)
Supplemental Data
Net assets, end of period (000)	$2,667	$2,463	$2,497
Portfolio turnover rate(i)	0%	2%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
62

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Inflation Hedged U.S. Aggregate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Period From 06/22/22(a) to 10/31/22
Net asset value, beginning of period	$23.35	$23.96	$25.20
Net investment income(b)	0.84	0.70	0.19
Net realized and unrealized gain (loss)(c)	1.31	(0.59)	(1.24)
Net increase (decrease) from investment operations	2.15	0.11	(1.05)
Distributions from net investment income(d)	(0.87)	(0.72)	(0.19)
Net asset value, end of period	$24.63	$23.35	$23.96
Total Return(e)
Based on net asset value	9.29%	0.36%	(4.21)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.13%	0.13%	0.13%(h)
Total expenses after fees waived	0.10%	0.10%	0.10%(h)
Net investment income	3.44%	2.87%	2.09%(h)
Supplemental Data
Net assets, end of period (000)	$2,463	$2,335	$2,396
Portfolio turnover rate(i)	2%	3%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
63
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$91.77	$89.66	$96.12	$91.84	$93.50
Net investment income(a)	4.21	3.91	2.61	2.23	2.38
Net realized and unrealized gain (loss)(b)	4.59	4.54	(6.79)	3.68	(1.69)
Net increase (decrease) from investment operations	8.80	8.45	(4.18)	5.91	0.69
Distributions from net investment income(c)	(7.70)	(6.34)	(2.28)	(1.63)	(2.35)
Net asset value, end of year	$92.87	$91.77	$89.66	$96.12	$91.84
Total Return(d)
Based on net asset value	9.91%	9.65%	(4.37)%	6.46%	0.79%
Ratios to Average Net Assets(e)
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.52%	4.26%	2.83%	2.33%	2.64%
Supplemental Data
Net assets, end of year (000)	$427,187	$256,967	$744,181	$716,090	$450,004
Portfolio turnover rate(f)	9%	28%	20%	5%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
64

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged High Yield Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$82.34	$82.91	$87.69	$83.10	$87.86
Net investment income(a)	5.03	5.05	4.50	3.81	4.31
Net realized and unrealized gain (loss)(b)	6.03	1.33	(4.92)	4.15	(5.53)
Net increase (decrease) from investment operations	11.06	6.38	(0.42)	7.96	(1.22)
Distributions(c)
From net investment income	(7.30)	(6.95)	(4.36)	(3.37)	(3.51)
Return of capital	—	—	—	—	(0.03)
Total distributions	(7.30)	(6.95)	(4.36)	(3.37)	(3.54)
Net asset value, end of year	$86.10	$82.34	$82.91	$87.69	$83.10
Total Return(d)
Based on net asset value	13.99%	7.97%	(0.43)%	9.70%	(1.32)%
Ratios to Average Net Assets(e)
Total expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Total expenses after fees waived	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	5.91%	6.11%	5.32%	4.37%	5.12%
Supplemental Data
Net assets, end of year (000)	$335,786	$164,670	$111,928	$135,920	$62,325
Portfolio turnover rate(f)	1%	5%	10%	1%	1%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
65
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$23.68	$22.57	$25.33	$23.48	$24.31
Net investment income(a)	1.13	1.05	0.77	0.68	0.52
Net realized and unrealized gain (loss)(b)	1.21	1.69	(2.66)	1.66	(0.70)
Net increase (decrease) from investment operations	2.34	2.74	(1.89)	2.34	(0.18)
Distributions(c)
From net investment income	(1.79)	(1.63)	(0.67)	(0.46)	(0.65)
From net realized gain	—	—	(0.20)	(0.03)	—
Total distributions	(1.79)	(1.63)	(0.87)	(0.49)	(0.65)
Net asset value, end of year	$24.23	$23.68	$22.57	$25.33	$23.48
Total Return(d)
Based on net asset value	10.15%	12.41%	(7.59)%	10.01%	(0.69)%
Ratios to Average Net Assets(e)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.63%	4.47%	3.18%	2.69%	2.22%
Supplemental Data
Net assets, end of year (000)	$93,279	$65,120	$102,710	$830,793	$557,715
Portfolio turnover rate(f)	13%	87%	42%	14%	18%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
66

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Period From 06/22/22(a) to 10/31/22
Net asset value, beginning of period	$25.49	$25.17	$25.19
Net investment income(b)	0.88	0.71	0.17
Net realized and unrealized gain (loss)(c)	0.89	0.68	(0.08)
Net increase from investment operations	1.77	1.39	0.09
Distributions from net investment income(d)	(1.37)	(1.07)	(0.11)
Net asset value, end of period	$25.89	$25.49	$25.17
Total Return(e)
Based on net asset value	7.10%	5.60%	0.32%(f)
Ratios to Average Net Assets(g)
Total expenses	0.13%	0.13%	0.13%(h)
Total expenses after fees waived	0.10%	0.10%	0.10%(h)
Net investment income	3.41%	2.76%	1.84%(h)
Supplemental Data
Net assets, end of period (000)	$5,179	$5,098	$2,517
Portfolio turnover rate(i)	2%	8%	14%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
67
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Inflation Hedged Corporate Bond	Diversified
Inflation Hedged High Yield Bond	Non-diversified
Inflation Hedged U.S. Aggregate Bond	Non-diversified
Interest Rate Hedged Corporate Bond	Diversified
Interest Rate Hedged High Yield Bond	Diversified
Interest Rate Hedged Long-Term Corporate Bond	Diversified
Interest Rate Hedged U.S. Aggregate Bond	Non-diversified
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements
68

Notes to Financial Statements  (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral
69
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Inflation Hedged Corporate Bond
Citigroup Global Markets, Inc.	$12,693,738	$(12,693,738)	$—	$—
TD Prime Services LLC	11,293,435	(11,293,435)	—	—
	$23,987,173	$(23,987,173)	$—	$—
Inflation Hedged High Yield Bond
Citigroup Global Markets, Inc.	$1,191,294	$(1,191,294)	$—	$—
UBS AG	8,151	(8,151)	—	—
	$1,199,445	$(1,199,445)	$—	$—
Interest Rate Hedged Corporate Bond
Citigroup Global Markets, Inc.	$52,033,789	$(52,033,789)	$—	$—
Goldman Sachs & Co. LLC	66,275,729	(66,275,729)	—	—
Mizuho Securities USA LLC	45,600,980	(45,600,980)	—	—
Natixis SA	8,980,776	(8,980,776)	—	—
Toronto-Dominion Bank	19,484,578	(19,484,578)	—	—
	$192,375,852	$(192,375,852)	$—	$—
Interest Rate Hedged High Yield Bond
Barclays Capital, Inc.	$8,970,756	$(8,970,756)	$—	$—
BMO Capital Markets	10,478,136	(10,478,136)	—	—
BofA Securities, Inc.	55,529,530	(55,529,530)	—	—
Citigroup Global Markets, Inc.	31,828,130	(31,828,130)	—	—
Goldman Sachs & Co. LLC	204,498	(204,498)	—	—
Jefferies LLC	1,899,360	(1,899,360)	—	—
Mizuho Securities USA LLC	22,389,577	(22,389,577)	—	—
Morgan Stanley	11,871,000	(11,871,000)	—	—
UBS AG	2,096,814	(2,096,814)	—	—
	$145,267,801	$(145,267,801)	$—	$—
Interest Rate Hedged Long-Term Corporate Bond
J.P. Morgan Securities LLC	$39,340,270	$(39,340,270)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund
Notes to Financial Statements
70

Notes to Financial Statements  (continued)
is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
The iShares Inflation Hedged Corporate Bond ETF, iShares Inflation Hedged High Yield Bond ETF and iShares Inflation Hedged U.S. Aggregate Bond ETF use inflation swaps to mitigate the potential impact of inflation on the performance of the bonds held by the Fund or its underlying fund. The iShares Interest Rate Hedged Corporate Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF, iShares Interest Rate Hedged Long-Term Corporate Bond ETF and iShares Interest Rate Hedged U.S. Aggregate Bond ETF use interest rate swaps to mitigate the potential impact of interest rates on the performance of the bonds held by each Fund or its underlying fund.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
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Notes to Financial Statements  (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Inflation Hedged Corporate Bond	0.20%
Inflation Hedged High Yield Bond	0.55
Inflation Hedged U.S. Aggregate Bond	0.13
Interest Rate Hedged Corporate Bond	0.30
Interest Rate Hedged High Yield Bond	0.65
Interest Rate Hedged Long-Term Corporate Bond	0.35
Interest Rate Hedged U.S. Aggregate Bond	0.13
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Inflation Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.05%.
For the iShares Inflation Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.
For the iShares Inflation Hedged U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares Core U.S. Aggregate Bond ETF (“AGG”), after taking into account any fee waivers by AGG, plus 0.10%.
For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in LQD, after taking into account any fee waivers by LQD, plus 0.10%.
For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in HYG, after taking into account any fee waivers by HYG, plus 0.05%.
For the iShares Interest Rate Hedged Long-Term Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares 10+ Year Investment Grade Corporate Bond ETF (“IGLB”), after taking into account any fee waivers by IGLB, plus 0.10%.
For the iShares Interest Rate Hedged U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2028 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in AGG, after taking into account any fee waivers by AGG, plus 0.10%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Inflation Hedged Corporate Bond	$72,517
Inflation Hedged High Yield Bond	13,035
Inflation Hedged U.S. Aggregate Bond	734
Interest Rate Hedged Corporate Bond	664,100
Interest Rate Hedged High Yield Bond	1,488,399
Interest Rate Hedged Long-Term Corporate Bond	266,560
Interest Rate Hedged U.S. Aggregate Bond	1,551
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Notes to Financial Statements
72

Notes to Financial Statements  (continued)
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares Inflation Hedged Corporate Bond ETF and iShares Interest Rate Hedged Corporate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares Inflation Hedged High Yield Bond ETF, iShares Inflation Hedged U.S. Aggregate Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF, iShares Interest Rate Hedged Long-Term Corporate Bond ETF and iShares Interest Rate Hedged U.S. Aggregate Bond ETF ), ETF Services were performed by State Street Bank and Trust Company.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund.  Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Inflation Hedged Corporate Bond	$34,725
Inflation Hedged High Yield Bond	1,556
Inflation Hedged U.S. Aggregate Bond	18
Interest Rate Hedged Corporate Bond	247,305
Interest Rate Hedged High Yield Bond	152,889
Interest Rate Hedged Long-Term Corporate Bond	20,142
Interest Rate Hedged U.S. Aggregate Bond	28
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
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Notes to Financial Statements  (continued)
7. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Inflation Hedged Corporate Bond	$2,787,951	$9,615,693
Inflation Hedged High Yield Bond	—	14,037
Inflation Hedged U.S. Aggregate Bond	69,873	43,944
Interest Rate Hedged Corporate Bond	29,654,341	59,004,756
Interest Rate Hedged High Yield Bond	2,315,040	61,404,769
Interest Rate Hedged Long-Term Corporate Bond	12,740,421	55,553,358
Interest Rate Hedged U.S. Aggregate Bond	106,621	338,025
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Inflation Hedged Corporate Bond	$9,873,323	$—
Interest Rate Hedged Corporate Bond	177,330,389	8,785,353
Interest Rate Hedged High Yield Bond	202,159,876	—
Interest Rate Hedged Long-Term Corporate Bond	99,213,218	39,363,785
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Interest Rate Hedged Corporate Bond	$(597,991)	$597,991
Interest Rate Hedged Long-Term Corporate Bond	929,726	(929,726)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
Inflation Hedged Corporate Bond
Ordinary income	$2,176,457	$2,197,827
Inflation Hedged High Yield Bond
Ordinary income	$161,413	$154,669
Inflation Hedged U.S. Aggregate Bond
Ordinary income	$87,174	$71,665
Interest Rate Hedged Corporate Bond
Ordinary income	$26,472,969	$24,840,191
Interest Rate Hedged High Yield Bond
Ordinary income	$20,553,572	$11,416,943
Interest Rate Hedged Long-Term Corporate Bond
Ordinary income	$7,608,804	$5,196,424
Interest Rate Hedged U.S. Aggregate Bond
Ordinary income	$273,111	$142,396
Notes to Financial Statements
74

Notes to Financial Statements  (continued)
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Inflation Hedged Corporate Bond	$28,273	$(13,040,181)	$(2,013,062)	$(15,024,970)
Inflation Hedged High Yield Bond	1,670	(118,397)	173,476	56,749
Inflation Hedged U.S. Aggregate Bond	262	(145,609)	(39,395)	(184,742)
Interest Rate Hedged Corporate Bond	1,120,679	(18,242,179)	24,353,545	7,232,045
Interest Rate Hedged High Yield Bond	587,384	(24,065,758)	14,094,318	(9,384,056)
Interest Rate Hedged Long-Term Corporate Bond	187,121	(5,056,124)	15,184,246	10,315,243
Interest Rate Hedged U.S. Aggregate Bond	6,755	(47,495)	114,478	73,738

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of realized gains/losses for tax purposes.

For the year ended October 31, 2024, the iShares Inflation Hedged U.S. Aggregate Bond ETF utilized $458 of its capital loss carryforwards.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation Hedged Corporate Bond	$79,782,171	$2,347,027	$(4,360,089)	$(2,013,062)
Inflation Hedged High Yield Bond	3,670,686	175,922	(2,446)	173,476
Inflation Hedged U.S. Aggregate Bond	2,442,605	18,900	(58,295)	(39,395)
Interest Rate Hedged Corporate Bond	613,899,458	26,837,229	(2,483,684)	24,353,545
Interest Rate Hedged High Yield Bond	464,740,067	17,356,606	(3,262,288)	14,094,318
Interest Rate Hedged Long-Term Corporate Bond	116,206,105	15,301,286	(117,040)	15,184,246
Interest Rate Hedged U.S. Aggregate Bond	5,015,397	150,538	(36,060)	114,478
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
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2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Inflation Hedged Corporate Bond
Shares sold	400,000	$10,397,679	700,000	$17,953,289
Shares redeemed	(250,000)	(6,518,751)	(1,100,000)	(27,949,177)
	150,000	$3,878,928	(400,000)	$(9,995,888)
Interest Rate Hedged Corporate Bond
Shares sold	2,000,000	$186,325,233	500,000	$46,216,396
Shares redeemed	(200,000)	(18,359,418)	(6,000,000)	(548,341,874)
	1,800,000	$167,965,815	(5,500,000)	$(502,125,478)
Interest Rate Hedged High Yield Bond
Shares sold	2,500,000	$212,758,523	900,000	$75,010,949
Shares redeemed	(600,000)	(50,286,609)	(250,000)	(20,438,591)
	1,900,000	$162,471,914	650,000	$54,572,358
Interest Rate Hedged Long-Term Corporate Bond
Shares sold	4,450,000	$108,834,501	1,050,000	$24,802,260
Shares redeemed	(3,350,000)	(80,334,666)	(2,850,000)	(66,808,496)
	1,100,000	$28,499,835	(1,800,000)	$(42,006,236)
Interest Rate Hedged U.S. Aggregate Bond
Shares sold	—	$—	100,000	$2,565,141
Notes to Financial Statements
76

Notes to Financial Statements  (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
77
2024 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares U.S. ETF Trust and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting iShares U.S. ETF Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
iShares Inflation Hedged Corporate Bond ETF
iShares Inflation Hedged High Yield Bond ETF
iShares Inflation Hedged U.S. Aggregate Bond ETF
iShares Interest Rate Hedged Corporate Bond ETF
iShares Interest Rate Hedged High Yield Bond ETF
iShares Interest Rate Hedged Long-Term Corporate Bond ETF
iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
78

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
Inflation Hedged Corporate Bond	$6,274
Inflation Hedged High Yield Bond	630
Inflation Hedged U.S. Aggregate Bond	31,300
Interest Rate Hedged Corporate Bond	137,266
Interest Rate Hedged High Yield Bond	50,140
Interest Rate Hedged Long-Term Corporate Bond	25,668
Interest Rate Hedged U.S. Aggregate Bond	65,791
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
Inflation Hedged Corporate Bond	$1,988,188
Inflation Hedged High Yield Bond	146,156
Inflation Hedged U.S. Aggregate Bond	86,257
Interest Rate Hedged Corporate Bond	14,045,430
Interest Rate Hedged High Yield Bond	13,577,386
Interest Rate Hedged Long-Term Corporate Bond	4,974,052
Interest Rate Hedged U.S. Aggregate Bond	180,831
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
Inflation Hedged Corporate Bond	$1,665,906
Inflation Hedged High Yield Bond	124,282
Inflation Hedged U.S. Aggregate Bond	78,418
Interest Rate Hedged Corporate Bond	9,755,520
Interest Rate Hedged High Yield Bond	8,571,775
Interest Rate Hedged Long-Term Corporate Bond	2,976,213
Interest Rate Hedged U.S. Aggregate Bond	102,218
79
2024 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
80

Board Review and Approval of Investment Advisory Contract
iShares Inflation Hedged Corporate Bond ETF, iShares Inflation Hedged U.S. Aggregate Bond ETF, iShares Interest Rate Hedged U.S. Aggregate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
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2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract
82

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Inflation Hedged High Yield Bond ETF, iShares Interest Rate Hedged Corporate Bond ETF, iShares Interest Rate Hedged High Yield Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing
83
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Board Review and Approval of Investment Advisory Contract
84

Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
85
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
Board Review and Approval of Investment Advisory Contract
86

Board Review and Approval of Investment Advisory Contract (continued)
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
87
2024 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
88

Additional Financial Information
Schedules of Investments (Unaudited)
October 31, 2024
Statements of Assets and Liabilities (Unaudited)
October 31, 2024
iShares Trust
iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca
iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca
iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41(a)	$417	$311,866
5.40%, 10/01/48	489	462,527
		774,393
Aerospace & Defense — 2.6%
Airbus SE, 3.95%, 04/10/47(a)(b)	980	798,432
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)(b)	589	533,511
BAE Systems PLC
3.00%, 09/15/50(a)(b)	822	548,834
5.50%, 03/26/54(b)	905	913,019
5.80%, 10/11/41(a)(b)	397	409,633
Boeing Co. (The)
3.25%, 02/01/35	717	572,282
3.30%, 03/01/35	166	131,049
3.38%, 06/15/46	525	345,156
3.50%, 03/01/39	454	339,622
3.50%, 03/01/45	195	130,461
3.55%, 03/01/38	398	303,200
3.63%, 03/01/48	410	278,379
3.65%, 03/01/47(a)	349	238,897
3.75%, 02/01/50(a)	1,310	911,966
3.83%, 03/01/59	220	142,818
3.85%, 11/01/48	260	181,995
3.90%, 05/01/49	828	585,060
3.95%, 08/01/59(a)	1,079	724,407
5.71%, 05/01/40	2,988	2,874,367
5.81%, 05/01/50	5,636	5,315,663
5.88%, 02/15/40	437	422,259
5.93%, 05/01/60	3,523	3,283,737
6.63%, 02/15/38	356	369,171
6.86%, 05/01/54(b)	2,580	2,766,346
6.88%, 03/15/39	494	523,121
7.01%, 05/01/64(b)	1,535	1,652,268
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,134	1,068,537
General Dynamics Corp.
2.85%, 06/01/41	522	383,891
3.60%, 11/15/42	536	435,791
4.25%, 04/01/40	721	647,116
4.25%, 04/01/50	818	703,460
General Electric Co.
4.35%, 05/01/50(a)	471	409,221
4.50%, 03/11/44	474	421,929
5.88%, 01/14/38	910	958,484
6.15%, 08/07/37(a)	276	296,622
6.88%, 01/10/39	720	831,496
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	720	760,210
L3Harris Technologies Inc.
4.85%, 04/27/35	486	471,129
5.05%, 04/27/45	587	552,148
5.50%, 08/15/54(a)	615	614,152
5.60%, 07/31/53	559	566,036
6.15%, 12/15/40	350	371,830
Lockheed Martin Corp.
2.80%, 06/15/50(a)	811	532,681
3.60%, 03/01/35	475	424,269
3.80%, 03/01/45	1,066	864,235
4.07%, 12/15/42	1,260	1,081,552
4.09%, 09/15/52	1,625	1,339,522
Security	Par (000)	Value
Aerospace & Defense (continued)
4.15%, 06/15/53	$833	$694,321
4.30%, 06/15/62	684	566,670
4.50%, 05/15/36	589	563,410
4.70%, 05/15/46	1,407	1,299,033
5.20%, 02/15/55	650	639,627
5.20%, 02/15/64	700	682,339
5.70%, 11/15/54	977	1,032,752
5.72%, 06/01/40	380	399,312
5.90%, 11/15/63(a)	765	829,986
Series B, 6.15%, 09/01/36	555	609,855
Northrop Grumman Corp.
3.85%, 04/15/45	614	495,917
4.03%, 10/15/47	2,519	2,050,005
4.75%, 06/01/43	951	875,855
4.95%, 03/15/53(a)	1,033	966,057
5.05%, 11/15/40	320	310,899
5.15%, 05/01/40	432	422,303
5.20%, 06/01/54	1,077	1,045,386
5.25%, 05/01/50(a)	1,028	1,004,491
RTX Corp.
2.82%, 09/01/51	1,116	706,905
3.03%, 03/15/52	1,169	773,392
3.13%, 07/01/50	1,245	847,788
3.75%, 11/01/46	1,205	938,543
4.05%, 05/04/47	839	679,881
4.15%, 05/15/45	983	818,633
4.20%, 12/15/44(a)	220	179,779
4.35%, 04/15/47	1,165	988,858
4.45%, 11/16/38	908	828,950
4.50%, 06/01/42	3,692	3,287,223
4.63%, 11/16/48	1,472	1,299,262
4.70%, 12/15/41	455	415,246
4.80%, 12/15/43	409	374,130
4.88%, 10/15/40	437	412,312
5.38%, 02/27/53(a)	870	856,968
5.40%, 05/01/35	330	337,746
5.70%, 04/15/40(a)	540	556,724
6.05%, 06/01/36(a)	475	509,999
6.13%, 07/15/38	560	602,595
6.40%, 03/15/54	1,963	2,209,109
		71,142,225
Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41	1,426	1,062,035
3.70%, 02/04/51	1,529	1,075,272
3.88%, 09/16/46	1,991	1,486,352
4.00%, 02/04/61(a)	908	664,086
4.25%, 08/09/42	872	715,343
4.45%, 05/06/50	613	492,352
4.50%, 05/02/43	736	619,494
5.38%, 01/31/44(a)	1,849	1,795,752
5.80%, 02/14/39	1,986	2,015,276
5.95%, 02/14/49(a)	2,144	2,158,793
6.20%, 02/14/59	323	326,983
Archer-Daniels-Midland Co.
2.70%, 09/15/51	840	531,010
3.75%, 09/15/47(a)	394	302,486
4.02%, 04/16/43(a)	393	332,551
4.50%, 03/15/49	559	489,965
4.54%, 03/26/42(a)	401	365,486
5.38%, 09/15/35(a)	405	415,996

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.77%, 03/01/41(c)	$326	$336,158
BAT Capital Corp.
3.73%, 09/25/40	462	353,671
3.98%, 09/25/50	380	276,586
4.39%, 08/15/37	2,497	2,176,494
4.54%, 08/15/47	2,261	1,811,159
4.76%, 09/06/49	1,137	933,795
5.28%, 04/02/50	500	448,455
5.65%, 03/16/52	643	596,516
7.08%, 08/02/43	757	827,212
7.08%, 08/02/53	972	1,076,587
Cargill Inc.
3.13%, 05/25/51(a)(b)	815	562,081
3.88%, 05/23/49(b)	368	290,917
4.38%, 04/22/52(b)	578	497,442
4.76%, 11/23/45(b)	644	586,848
Philip Morris International Inc.
3.88%, 08/21/42	734	595,519
4.13%, 03/04/43	913	762,722
4.25%, 11/10/44	1,329	1,116,999
4.38%, 11/15/41	846	737,301
4.50%, 03/20/42	732	646,810
4.88%, 11/15/43	816	753,521
6.38%, 05/16/38	1,468	1,610,920
Reynolds American Inc.
5.70%, 08/15/35	673	679,327
5.85%, 08/15/45	2,368	2,284,254
6.15%, 09/15/43(a)	571	570,660
7.25%, 06/15/37	436	485,549
		35,866,735
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	986	783,874
3.38%, 11/01/46	584	435,547
3.38%, 03/27/50(a)	1,674	1,231,328
3.63%, 05/01/43	465	376,612
3.88%, 11/01/45	1,047	855,206
		3,682,567
Auto Manufacturers — 0.5%
Cummins Inc.
2.60%, 09/01/50	784	485,378
4.88%, 10/01/43	427	400,896
5.45%, 02/20/54	1,052	1,063,488
Ford Motor Co.
4.75%, 01/15/43(a)	1,912	1,549,981
5.29%, 12/08/46(a)	1,429	1,249,701
7.40%, 11/01/46	460	491,308
General Motors Co.
5.00%, 04/01/35	744	706,187
5.15%, 04/01/38	983	920,148
5.20%, 04/01/45	1,326	1,184,133
5.40%, 04/01/48(a)	711	646,825
5.95%, 04/01/49(a)	1,002	978,238
6.25%, 10/02/43	1,469	1,479,123
6.60%, 04/01/36	1,165	1,232,602
6.75%, 04/01/46(a)	822	876,650
		13,264,658
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51	1,624	992,131
Security	Par (000)	Value
Auto Parts & Equipment (continued)
4.40%, 10/01/46	$175	$136,107
5.40%, 03/15/49(a)	460	411,280
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52(a)	1,032	763,826
Aptiv PLC/Aptiv Global Financing DAC, 5.75%, 09/13/54	590	541,249
BorgWarner Inc., 4.38%, 03/15/45	420	345,402
Lear Corp.
3.55%, 01/15/52(a)	405	276,470
5.25%, 05/15/49(a)	712	637,295
		4,103,760
Banks — 7.5%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	5,883	4,205,497
2.83%, 10/24/51, (1-day SOFR + 1.880%)(d)	1,152	749,964
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(d)	2,092	1,406,047
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	3,794	2,932,732
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(d)	1,382	1,117,624
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(d)	1,597	1,389,666
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(d)	5,704	4,675,664
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(d)	2,098	1,896,051
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(d)	2,613	2,241,082
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(d)	2,044	1,784,988
4.88%, 04/01/44	680	645,210
5.00%, 01/21/44	2,545	2,449,311
5.88%, 02/07/42	1,504	1,602,843
6.11%, 01/29/37	2,017	2,136,150
7.75%, 05/14/38	1,687	2,031,195
Series L, 4.75%, 04/21/45	610	556,167
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(d)	961	713,497
Bank of America NA, 6.00%, 10/15/36	1,326	1,404,472
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	677	503,881
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)(d)	890	703,953
4.95%, 01/10/47(a)	1,646	1,516,604
5.25%, 08/17/45(a)	1,508	1,463,538
6.04%, 03/12/55, (1-day SOFR + 2.420%)(d)	723	755,064
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	1,009	706,303
BPCE SA, 3.58%, 10/19/42, (1-day SOFR + 1.952%)(a)(b)(d)	499	370,476
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(d)	1,343	968,895
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(d)	960	816,110
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(d)	1,154	974,699
4.65%, 07/30/45(a)	1,096	982,628
4.65%, 07/23/48	2,729	2,441,572
4.75%, 05/18/46	2,088	1,862,648
5.30%, 05/06/44	845	818,530
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	1,224	1,206,054
5.88%, 01/30/42	989	1,038,680
6.13%, 08/25/36(a)	553	577,199
6.68%, 09/13/43	970	1,092,352
6.88%, 03/05/38	209	232,892

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.88%, 02/15/98	$179	$204,230
8.13%, 07/15/39	1,920	2,423,140
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	887	669,448
3.74%, 09/12/39(b)	1,595	1,310,242
3.90%, 07/12/47(b)	1,434	1,177,785
4.32%, 01/10/48(a)(b)	1,192	1,003,572
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,483	1,496,402
5.25%, 08/04/45(a)	1,167	1,154,669
5.75%, 12/01/43	1,122	1,148,242
5.80%(a)(b)	220	204,206
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	1,264	887,325
Fifth Third Bancorp, 8.25%, 03/01/38(a)	568	687,031
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	1,426	1,031,093
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	2,363	1,785,056
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	2,196	1,698,039
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(d)	2,492	2,162,970
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(d)	1,496	1,345,447
4.75%, 10/21/45(a)	1,885	1,732,283
4.80%, 07/08/44	1,768	1,633,376
5.15%, 05/22/45	2,138	2,042,979
6.25%, 02/01/41	2,736	2,966,166
6.45%, 05/01/36	691	746,487
6.75%, 10/01/37	5,891	6,464,301
HSBC Bank USA NA, 7.00%, 01/15/39	700	802,266
HSBC Bank USA NA/New York, 5.63%, 08/15/35	371	375,729
HSBC Holdings PLC
5.25%, 03/14/44(a)	1,421	1,348,567
6.10%, 01/14/42(a)	763	839,553
6.33%, 03/09/44, (1-day SOFR + 2.650%)(d)	2,817	3,047,026
6.50%, 05/02/36	1,574	1,698,194
6.50%, 05/02/36(a)	578	607,538
6.50%, 09/15/37	2,557	2,725,438
6.80%, 06/01/38	982	1,078,723
6.80%, 06/01/38(a)	545	589,570
HSBC USA Inc., 7.20%, 07/15/97(a)	497	627,854
Intesa Sanpaolo SpA
7.78%, 06/20/54, (1-year CMT + 3.900%)(b)(d)	1,493	1,643,099
7.80%, 11/28/53(b)	1,439	1,655,422
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(d)	1,703	1,190,570
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(d)	1,550	1,190,932
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)(d)	2,691	1,873,491
3.16%, 04/22/42, (1-day SOFR + 1.460%)(d)	1,980	1,506,449
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)(d)	3,917	2,834,443
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(d)	2,971	2,586,114
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(d)	1,912	1,548,458
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(d)	3,744	3,057,205
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(d)	1,649	1,360,733
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(d)	2,217	1,903,647
Security	Par (000)	Value
Banks (continued)
4.85%, 02/01/44	$1,033	$980,971
4.95%, 06/01/45	2,009	1,893,072
5.40%, 01/06/42	1,242	1,260,925
5.50%, 10/15/40	1,284	1,313,246
5.60%, 07/15/41(a)	1,771	1,832,754
5.63%, 08/16/43(a)	1,243	1,286,524
6.40%, 05/15/38	3,047	3,412,294
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	924	658,542
4.34%, 01/09/48(a)	1,459	1,180,383
5.30%, 12/01/45(a)	674	634,800
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,615	1,388,038
4.15%, 03/07/39(a)	399	363,496
4.29%, 07/26/38(a)	364	337,809
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(d)	2,084	1,358,770
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	2,304	1,772,587
3.97%, 07/22/38(d)	2,018	1,755,939
4.30%, 01/27/45	2,454	2,137,333
4.38%, 01/22/47	2,238	1,959,571
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(d)	1,076	989,759
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(d)	1,964	2,045,402
6.38%, 07/24/42	1,992	2,236,648
MUFG Bank Ltd., 4.70%, 03/10/44(b)	200	185,789
National Australia Bank Ltd., 2.65%, 01/14/41(a)(b)	959	660,709
Regions Bank/Birmingham AL, 6.45%, 06/26/37	301	312,124
Regions Financial Corp., 7.38%, 12/10/37	215	242,205
Royal Bank of Canada, 6.35%, 11/24/84, (5-year CMT + 2.257%)(d)	100	96,375
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(b)	203	175,251
Societe Generale SA
3.63%, 03/01/41(a)(b)	863	594,409
4.03%, 01/21/43, (1-year CMT + 1.900%)(b)(d)	670	475,094
5.63%, 11/24/45(b)	255	231,920
7.13%, 01/19/55, (1-year CMT + 2.950%)(b)(d)	1,195	1,184,017
7.37%, 01/10/53(b)	1,027	1,047,934
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	612	591,443
5.70%, 03/26/44(a)(b)	1,731	1,734,411
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	406	278,875
2.93%, 09/17/41(a)	778	576,757
3.05%, 01/14/42	470	358,179
5.84%, 07/09/44	1,020	1,051,667
6.18%, 07/13/43(a)	973	1,067,998
UBS AG/London, 4.50%, 06/26/48(a)	949	845,838
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(b)(d)	1,137	847,320
4.88%, 05/15/45	1,818	1,678,054
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(b)(d)	1,580	1,547,881
Wachovia Corp.
5.50%, 08/01/35(a)	804	813,240
7.50%, 04/15/35	386	449,472
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	3,526	2,649,936
3.90%, 05/01/45	2,323	1,885,664
4.40%, 06/14/46	2,397	1,985,915

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.61%, 04/25/53, (1-day SOFR + 2.130%)(d)	$3,420	$3,011,077
4.65%, 11/04/44	2,036	1,772,187
4.75%, 12/07/46	2,360	2,062,725
4.90%, 11/17/45	2,389	2,135,690
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(d)	5,563	5,198,046
5.38%, 02/07/35(a)	455	461,831
5.38%, 11/02/43	1,889	1,814,887
5.61%, 01/15/44	2,413	2,374,079
5.95%, 12/01/86	421	431,498
Wells Fargo Bank NA
5.85%, 02/01/37	970	1,003,077
5.95%, 08/26/36	560	588,567
6.60%, 01/15/38(a)	1,360	1,510,980
Westpac Banking Corp.
2.96%, 11/16/40(a)	886	646,226
3.13%, 11/18/41(a)	864	636,156
4.42%, 07/24/39	837	759,364
		203,809,478
Beverages — 2.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	5,441	5,243,706
4.90%, 02/01/46	10,049	9,381,869
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(a)	330	279,753
4.63%, 02/01/44	899	821,817
4.70%, 02/01/36(a)	730	703,530
4.90%, 02/01/46	1,682	1,565,732
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(a)	195	161,545
4.35%, 06/01/40	1,060	956,688
4.38%, 04/15/38	1,610	1,483,664
4.44%, 10/06/48	2,022	1,769,717
4.50%, 06/01/50	845	760,505
4.60%, 04/15/48	1,331	1,208,388
4.60%, 06/01/60	230	205,431
4.75%, 04/15/58	1,085	979,632
4.95%, 01/15/42(a)	1,545	1,473,416
5.45%, 01/23/39	2,075	2,110,403
5.55%, 01/23/49	4,373	4,462,497
5.80%, 01/23/59(a)	1,988	2,103,290
5.88%, 06/15/35	425	453,115
8.00%, 11/15/39	416	529,610
8.20%, 01/15/39	1,353	1,734,814
Bacardi Ltd.
5.15%, 05/15/38(a)(b)	279	261,343
5.30%, 05/15/48(b)	768	707,479
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(a)(b)	333	328,037
Brown-Forman Corp.
3.75%, 01/15/43	300	240,060
4.00%, 04/15/38	265	234,701
4.50%, 07/15/45(a)	460	415,119
Coca-Cola Co. (The)
2.50%, 06/01/40	1,130	813,434
2.50%, 03/15/51	1,629	1,005,939
2.60%, 06/01/50(a)	1,666	1,058,853
2.75%, 06/01/60	1,083	669,702
2.88%, 05/05/41	742	557,425
3.00%, 03/05/51	1,714	1,181,646
Security	Par (000)	Value
Beverages (continued)
4.20%, 03/25/50(a)	$757	$664,479
5.20%, 01/14/55	1,460	1,453,206
5.30%, 05/13/54	950	957,191
5.40%, 05/13/64	1,740	1,754,717
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	359	353,134
Constellation Brands Inc.
3.75%, 05/01/50(a)	758	576,763
4.10%, 02/15/48(a)	639	519,141
4.50%, 05/09/47	444	383,498
5.25%, 11/15/48	539	517,543
Diageo Capital PLC
3.88%, 04/29/43	543	452,846
5.88%, 09/30/36	441	472,756
Diageo Investment Corp.
4.25%, 05/11/42(a)	480	420,763
7.45%, 04/15/35(a)	535	633,664
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50(a)	520	391,642
Heineken NV
4.00%, 10/01/42(a)(b)	531	447,368
4.35%, 03/29/47(a)(b)	625	538,837
Keurig Dr Pepper Inc.
3.35%, 03/15/51	607	428,158
3.80%, 05/01/50	747	573,342
4.42%, 12/15/46	504	429,674
4.50%, 11/15/45	550	478,688
4.50%, 04/15/52(a)	1,266	1,086,009
5.09%, 05/25/48	400	374,538
Molson Coors Beverage Co.
4.20%, 07/15/46	2,220	1,818,503
5.00%, 05/01/42(a)	1,128	1,057,388
PepsiCo Inc.
2.63%, 10/21/41	717	509,847
2.75%, 10/21/51(a)	1,146	742,427
2.88%, 10/15/49	960	649,283
3.38%, 07/29/49	566	419,527
3.45%, 10/06/46	997	761,885
3.50%, 03/19/40	435	358,344
3.60%, 08/13/42(a)	410	330,616
3.63%, 03/19/50	1,069	833,453
3.88%, 03/19/60	504	396,312
4.00%, 03/05/42	544	470,720
4.00%, 05/02/47	580	480,229
4.20%, 07/18/52	695	591,577
4.25%, 10/22/44(a)	280	244,766
4.45%, 04/14/46	1,059	946,341
4.60%, 07/17/45	490	451,002
4.65%, 02/15/53(a)	584	532,457
4.88%, 11/01/40	412	399,324
5.25%, 07/17/54	830	833,762
5.50%, 01/15/40	690	722,681
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(b)	414	255,297
Pernod Ricard SA, 5.50%, 01/15/42(b)	928	915,483
		74,492,041
Biotechnology — 1.8%
Amgen Inc.
2.77%, 09/01/53	1,132	696,667
2.80%, 08/15/41	872	628,084
3.00%, 01/15/52	1,053	702,733
3.15%, 02/21/40	1,864	1,424,285

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.38%, 02/21/50(a)	$1,958	$1,415,730
4.20%, 02/22/52	1,024	831,348
4.40%, 05/01/45	2,335	1,994,059
4.40%, 02/22/62	1,219	987,873
4.56%, 06/15/48	1,452	1,258,719
4.66%, 06/15/51	3,767	3,295,210
4.88%, 03/01/53	1,060	950,160
4.95%, 10/01/41	658	616,512
5.15%, 11/15/41	786	755,249
5.60%, 03/02/43	2,862	2,864,266
5.65%, 06/15/42(a)	521	524,051
5.65%, 03/02/53(a)	4,343	4,369,182
5.75%, 03/15/40	494	502,719
5.75%, 03/02/63	2,875	2,879,159
6.38%, 06/01/37	411	450,784
6.40%, 02/01/39	315	342,553
6.90%, 06/01/38	290	326,148
Baxalta Inc., 5.25%, 06/23/45(a)	515	489,168
Biogen Inc.
3.15%, 05/01/50	1,676	1,097,624
3.25%, 02/15/51	826	553,090
5.20%, 09/15/45	1,188	1,099,804
CSL Finance PLC
4.63%, 04/27/42(b)	530	480,082
4.75%, 04/27/52(b)	1,159	1,046,958
4.95%, 04/27/62(b)	479	434,221
5.42%, 04/03/54(b)	605	600,697
Gilead Sciences Inc.
2.60%, 10/01/40	1,054	750,394
2.80%, 10/01/50(a)	1,864	1,201,997
4.00%, 09/01/36	745	669,768
4.15%, 03/01/47	2,118	1,764,694
4.50%, 02/01/45	2,179	1,926,159
4.60%, 09/01/35	952	914,194
4.75%, 03/01/46	2,541	2,316,310
4.80%, 04/01/44	1,774	1,634,558
5.55%, 10/15/53(a)	1,199	1,228,365
5.65%, 12/01/41	1,008	1,036,935
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	866	538,346
Royalty Pharma PLC
3.30%, 09/02/40(a)	1,138	842,330
3.35%, 09/02/51	826	542,809
3.55%, 09/02/50(a)	998	691,759
5.90%, 09/02/54(a)	552	548,694
		50,224,447
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40	1,464	1,155,485
3.58%, 04/05/50	1,556	1,162,874
6.20%, 03/15/54(a)	680	746,940
CRH America Finance Inc.
4.40%, 05/09/47(a)(b)	425	350,493
4.50%, 04/04/48(a)(b)	610	519,772
CRH America Inc., 5.13%, 05/18/45(b)	566	524,757
Fortune Brands Innovations Inc., 4.50%, 03/25/52	496	410,147
Holcim Finance U.S. LLC, 4.75%, 09/22/46(b)	290	249,589
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(b)	260	271,368
6.88%, 09/29/39(b)	232	247,421
Johnson Controls International PLC
4.50%, 02/15/47	598	512,419
Security	Par (000)	Value
Building Materials (continued)
4.63%, 07/02/44	$436	$385,020
4.95%, 07/02/64(c)	291	257,175
5.13%, 09/14/45	272	251,837
6.00%, 01/15/36	338	356,688
Lafarge SA, 7.13%, 07/15/36(a)	290	331,569
Martin Marietta Materials Inc.
3.20%, 07/15/51(a)	822	564,398
4.25%, 12/15/47	714	586,927
5.50%, 12/01/54	215	210,713
Masco Corp.
3.13%, 02/15/51	381	248,686
4.50%, 05/15/47(a)	322	271,842
Owens Corning
4.30%, 07/15/47(a)	712	579,303
4.40%, 01/30/48	514	425,183
5.95%, 06/15/54	585	601,412
7.00%, 12/01/36	476	538,972
Trane Technologies Financing Ltd.
4.50%, 03/21/49	438	387,021
4.65%, 11/01/44	332	298,716
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48	238	204,063
5.75%, 06/15/43	478	495,435
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	226,853
Vulcan Materials Co.
4.50%, 06/15/47	785	675,263
4.70%, 03/01/48	532	468,886
		14,517,227
Chemicals — 1.5%
Air Liquide Finance SA, 3.50%, 09/27/46(b)	720	550,348
Air Products and Chemicals Inc.
2.70%, 05/15/40	923	678,106
2.80%, 05/15/50	991	651,329
Albemarle Corp.
5.45%, 12/01/44(a)	362	333,467
5.65%, 06/01/52(a)	506	458,515
CF Industries Inc.
4.95%, 06/01/43	819	735,944
5.38%, 03/15/44	834	787,354
Dow Chemical Co. (The)
3.60%, 11/15/50	1,171	840,107
4.38%, 11/15/42	1,334	1,127,091
4.63%, 10/01/44	521	450,823
4.80%, 05/15/49	755	657,501
5.25%, 11/15/41	739	699,490
5.55%, 11/30/48	924	893,518
5.60%, 02/15/54	810	794,279
6.90%, 05/15/53	980	1,113,912
9.40%, 05/15/39	636	849,287
DuPont de Nemours Inc.
5.32%, 11/15/38	1,113	1,152,825
5.42%, 11/15/48	2,069	2,169,480
Eastman Chemical Co.
4.65%, 10/15/44	961	827,421
4.80%, 09/01/42(a)	540	480,347
Ecolab Inc.
2.13%, 08/15/50	537	303,256
2.70%, 12/15/51	930	587,105
2.75%, 08/18/55	712	440,056
3.95%, 12/01/47	496	410,716

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.50%, 12/08/41	$489	$504,785
FMC Corp.
4.50%, 10/01/49(a)	523	421,052
6.38%, 05/18/53(a)	546	566,614
International Flavors & Fragrances Inc.
3.27%, 11/15/40(b)	838	616,104
3.47%, 12/01/50(a)(b)	1,544	1,055,313
4.38%, 06/01/47	510	408,786
5.00%, 09/26/48(a)	765	680,140
Linde Inc./CT
2.00%, 08/10/50	484	266,759
3.55%, 11/07/42(a)	745	602,073
LYB International Finance BV
4.88%, 03/15/44(a)	1,179	1,046,805
5.25%, 07/15/43	777	722,838
LYB International Finance III LLC
3.38%, 10/01/40	893	674,002
3.63%, 04/01/51	1,018	717,784
3.80%, 10/01/60	593	408,483
4.20%, 10/15/49	1,031	806,803
4.20%, 05/01/50	1,055	822,798
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,155	954,687
Mosaic Co. (The)
4.88%, 11/15/41	355	315,730
5.63%, 11/15/43	485	467,747
Nutrien Ltd.
3.95%, 05/13/50	501	389,131
4.13%, 03/15/35	392	352,977
4.90%, 06/01/43	585	532,483
5.00%, 04/01/49	709	649,927
5.25%, 01/15/45	498	469,956
5.63%, 12/01/40	451	446,167
5.80%, 03/27/53(a)	778	793,923
5.88%, 12/01/36(a)	592	614,847
6.13%, 01/15/41	399	416,656
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(b)	548	452,742
5.88%, 09/17/44(a)(b)	814	711,457
6.75%, 09/19/42(b)	210	206,103
PPG Industries Inc., 5.50%, 11/15/40	50	48,476
RPM International Inc.
4.25%, 01/15/48(a)	275	234,061
5.25%, 06/01/45	314	302,039
Sherwin-Williams Co. (The)
2.90%, 03/15/52	583	371,094
3.30%, 05/15/50(a)	569	395,819
3.80%, 08/15/49	586	449,677
4.00%, 12/15/42	319	260,892
4.50%, 06/01/47	1,089	940,631
4.55%, 08/01/45(a)	398	347,298
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(b)	691	467,365
4.25%, 01/22/50(b)	250	195,977
Westlake Corp.
2.88%, 08/15/41	574	398,351
3.13%, 08/15/51	685	440,112
3.38%, 08/15/61	626	392,348
4.38%, 11/15/47(a)	488	397,693
5.00%, 08/15/46(a)	705	630,818
		42,360,600
Security	Par (000)	Value
Commercial Services — 1.6%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(a)(b)	$150	$127,286
American University (The), Series 2019, 3.67%, 04/01/49(a)	515	401,698
Brown University, Series A, 2.92%, 09/01/50(a)	563	390,353
California Endowment (The), Series 2021, 2.50%, 04/01/51	370	233,573
California Institute of Technology
3.65%, 09/01/2119	332	222,507
4.32%, 08/01/45	383	342,460
4.70%, 11/01/2111	370	319,382
Case Western Reserve University, 5.41%, 06/01/2122(a)	235	231,025
Claremont Mckenna College, 3.78%, 01/01/2122	190	129,994
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	740	622,298
5.63%, 09/25/48(b)	1,616	1,550,802
6.85%, 07/02/37(a)(b)	1,870	2,063,364
Duke University
3.20%, 10/01/38(a)	120	99,148
3.30%, 10/01/46(a)	305	229,428
Series 2020, 2.68%, 10/01/44	362	263,067
Series 2020, 2.76%, 10/01/50	239	158,899
Series 2020, 2.83%, 10/01/55	517	343,641
Emory University, Series 2020, 2.97%, 09/01/50	401	277,161
Equifax Inc., 7.00%, 07/01/37(a)	255	285,184
ERAC USA Finance LLC
4.20%, 11/01/46(b)	768	648,811
4.50%, 02/15/45(b)	611	541,622
5.40%, 05/01/53(a)(b)	1,050	1,049,131
5.63%, 03/15/42(b)	407	415,559
7.00%, 10/15/37(b)	1,215	1,400,577
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47(a)	566	471,543
Series 2020, 2.42%, 06/01/50	369	228,038
Series 2020, 2.82%, 06/01/70	465	278,908
George Washington University (The)
4.87%, 09/15/45	327	310,119
Series 2014, 4.30%, 09/15/44	287	250,486
Series 2016, 3.55%, 09/15/46	369	287,407
Series 2018, 4.13%, 09/15/48(a)	752	640,124
Georgetown University (The)
5.12%, 04/01/53(a)	180	177,147
Series 20A, 2.94%, 04/01/50	356	238,359
Series A, 5.22%	215	199,298
Series B, 4.32%, 04/01/49	347	303,382
Global Payments Inc.
4.15%, 08/15/49	685	532,780
5.95%, 08/15/52(a)	694	695,605
Howard University, 5.21%, 10/01/52	225	204,051
ITR Concession Co. LLC, 5.18%, 07/15/35(b)	259	237,597
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	396	338,785
Series A, 2.81%, 01/01/60	210	131,911
Leland Stanford Junior University (The)
2.41%, 06/01/50	373	232,486
3.46%, 05/01/47	250	194,028
3.65%, 05/01/48	807	653,469
Massachusetts Institute of Technology
3.07%, 04/01/52	600	423,513
3.89%, 07/01/2116	400	295,076

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
3.96%, 07/01/38(a)	$494	$453,982
4.68%	509	457,069
5.60%	717	763,151
Series F, 2.99%, 07/01/50	444	314,518
Series G, 2.29%, 07/01/51(a)	361	217,874
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	303	232,765
Moody's Corp.
2.55%, 08/18/60	246	132,529
2.75%, 08/19/41	705	500,199
3.10%, 11/29/61	387	241,468
3.25%, 05/20/50	234	162,510
3.75%, 02/25/52	532	407,932
4.88%, 12/17/48	359	331,450
5.25%, 07/15/44	505	490,064
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	245	169,145
Northwestern University
3.69%, 12/01/38	105	92,526
3.87%, 12/01/48(a)	255	210,202
4.64%, 12/01/44	535	506,827
Series 2017, 3.66%, 12/01/57(a)	527	402,406
Series 2020, 2.64%, 12/01/50(a)	342	226,968
PayPal Holdings Inc.
3.25%, 06/01/50(a)	1,134	801,915
5.05%, 06/01/52(a)	926	880,091
5.25%, 06/01/62(a)	501	478,980
5.50%, 06/01/54(a)	400	404,109
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	580	561,698
President and Fellows of Harvard College
2.52%, 10/15/50(a)	299	191,637
3.15%, 07/15/46	490	365,092
3.30%, 07/15/56	439	318,390
3.62%, 10/01/37	387	338,425
3.75%, 11/15/52	529	427,738
4.88%, 10/15/40(a)	250	244,643
6.50%, 01/15/39(b)	430	496,124
Series ., 4.61%, 02/15/35(a)	527	521,020
Quanta Services Inc., 3.05%, 10/01/41	473	343,686
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	812	510,213
S&P Global Inc.
2.30%, 08/15/60	690	364,561
3.25%, 12/01/49	730	524,506
3.70%, 03/01/52	1,002	775,246
3.90%, 03/01/62	531	413,386
4.50%, 05/15/48(a)	185	164,365
6.55%, 11/15/37(a)	365	410,260
Thomas Jefferson University, 3.85%, 11/01/57(a)	250	188,284
Trustees of Boston College
3.13%, 07/01/52(a)	307	218,024
3.99%, 07/01/47	160	132,909
Trustees of Boston University, Series CC, 4.06%, 10/01/48(a)	315	266,274
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	280	212,426
Trustees of Princeton University (The)
4.20%, 03/01/52(a)	80	70,142
5.70%, 03/01/39	214	229,831
Series 2020, 2.52%, 07/01/50(a)	365	239,910
Security	Par (000)	Value
Commercial Services (continued)
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	$249	$169,695
4.67%, 09/01/2112	235	205,037
Series 2020, 2.40%, 10/01/50	310	191,711
Trustees of Tufts College
3.10%, 08/15/51	370	254,990
Series 2012, 5.02%, 04/15/2112(a)	185	163,302
University of Chicago (The)
4.00%, 10/01/53	425	355,893
Series 20B, 2.76%, 04/01/45(a)	205	158,701
Series C, 2.55%, 04/01/50(a)	345	229,643
University of Miami, 4.06%, 04/01/52	405	333,367
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	352	277,942
Series 2017, 3.39%, 02/15/48	403	307,865
University of Southern California
2.81%, 10/01/50(a)	341	229,858
3.03%, 10/01/39	347	281,302
4.98%, 10/01/53(a)	435	428,472
5.25%, 10/01/2111(a)	237	233,981
Series 2017, 3.84%, 10/01/47	492	403,623
Series 21A, 2.95%, 10/01/51	389	267,885
Series A, 3.23%, 10/01/2120(a)	205	125,155
Verisk Analytics Inc.
3.63%, 05/15/50	505	368,449
5.50%, 06/15/45	348	337,718
Washington University (The)
3.52%, 04/15/54(a)	500	383,779
4.35%(a)	352	287,116
Wesleyan University, 4.78%, 07/01/2116(a)	196	166,849
William Marsh Rice University
3.57%, 05/15/45	313	255,269
3.77%, 05/15/55(a)	240	195,803
Yale University, Series 2020, 2.40%, 04/15/50	506	317,131
		44,009,088
Computers — 2.0%
Apple Inc.
2.38%, 02/08/41	1,340	951,496
2.40%, 08/20/50	1,205	745,026
2.55%, 08/20/60(a)	1,699	1,046,849
2.65%, 05/11/50	2,545	1,652,903
2.65%, 02/08/51	3,059	1,968,561
2.70%, 08/05/51	1,881	1,221,475
2.80%, 02/08/61	1,900	1,184,942
2.85%, 08/05/61(a)	1,350	852,116
2.95%, 09/11/49	1,638	1,137,012
3.45%, 02/09/45	2,100	1,664,488
3.75%, 09/12/47	1,085	880,848
3.75%, 11/13/47	1,357	1,102,079
3.85%, 05/04/43	2,999	2,558,170
3.85%, 08/04/46	2,356	1,955,604
3.95%, 08/08/52(a)	1,764	1,462,618
4.10%, 08/08/62(a)	1,305	1,080,533
4.25%, 02/09/47	1,090	966,856
4.38%, 05/13/45	1,982	1,796,968
4.45%, 05/06/44(a)	1,077	1,013,352
4.50%, 02/23/36(a)	1,284	1,272,439
4.65%, 02/23/46	4,288	4,032,823
4.85%, 05/10/53(a)	1,321	1,295,642

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Dell Inc.
5.40%, 09/10/40	$248	$238,354
6.50%, 04/15/38(a)	315	335,680
Dell International LLC/EMC Corp.
3.38%, 12/15/41	760	570,898
3.45%, 12/15/51(a)	809	565,825
4.85%, 02/01/35	750	721,282
8.10%, 07/15/36(a)	1,176	1,421,279
8.35%, 07/15/46(a)	630	823,552
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	1,970	1,896,046
6.20%, 10/15/35	770	821,890
6.35%, 10/15/45(a)	1,478	1,571,913
HP Inc., 6.00%, 09/15/41(a)	1,137	1,171,952
IBM International Capital Pte Ltd.
5.25%, 02/05/44	1,035	999,239
5.30%, 02/05/54	1,428	1,367,307
International Business Machines Corp.
2.85%, 05/15/40	674	493,494
2.95%, 05/15/50	747	486,793
3.43%, 02/09/52(a)	716	508,136
4.00%, 06/20/42	999	835,880
4.15%, 05/15/39	1,956	1,714,651
4.25%, 05/15/49	3,203	2,659,077
4.70%, 02/19/46	627	563,367
4.90%, 07/27/52	790	726,509
5.10%, 02/06/53(a)	656	626,365
5.60%, 11/30/39	780	800,008
7.13%, 12/01/96(a)	232	291,011
Kyndryl Holdings Inc., 4.10%, 10/15/41(a)	496	390,705
		54,444,013
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47	504	405,299
4.00%, 08/15/45(a)	679	583,203
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	687	468,342
3.70%, 08/15/42	199	154,699
4.15%, 03/15/47(a)	473	389,427
4.38%, 06/15/45	471	403,000
5.15%, 05/15/53(a)	670	658,520
6.00%, 05/15/37	270	287,765
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	1,132	906,047
Kenvue Inc.
5.05%, 03/22/53(a)	1,645	1,599,157
5.10%, 03/22/43(a)	905	893,641
5.20%, 03/22/63(a)	780	758,724
Procter & Gamble Co. (The)
3.50%, 10/25/47	515	409,417
3.55%, 03/25/40	511	434,503
3.60%, 03/25/50(a)	623	502,334
5.55%, 03/05/37	655	701,122
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51(a)	666	428,025
		9,983,225
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46	515	410,518
4.20%, 05/15/47	417	355,699
Security	Par (000)	Value
Distribution & Wholesale (continued)
4.60%, 06/15/45	$1,082	$987,627
		1,753,844
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,602	1,283,260
American Express Co., 4.05%, 12/03/42(a)	866	745,107
Apollo Global Management Inc., 5.80%, 05/21/54	742	760,921
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	607	437,041
Ares Management Corp., 5.60%, 10/11/54	160	155,387
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)(b)	433	269,818
2.85%, 08/05/51(b)	685	427,259
3.20%, 01/30/52(a)(b)	1,013	685,208
3.50%, 09/10/49(b)	373	267,205
4.00%, 10/02/47(a)(b)	265	206,432
4.45%, 07/15/45(b)	210	178,609
5.00%, 06/15/44(a)(b)	646	605,442
6.25%, 08/15/42(b)	275	285,670
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	495	358,665
Brookfield Finance Inc.
3.50%, 03/30/51	748	531,651
3.63%, 02/15/52	658	470,937
4.70%, 09/20/47	890	789,806
5.68%, 01/15/35	125	127,447
5.97%, 03/04/54	965	1,000,654
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	650	460,563
CI Financial Corp., 4.10%, 06/15/51(a)	185	129,357
CME Group Inc.
4.15%, 06/15/48(a)	652	559,884
5.30%, 09/15/43(a)	906	927,114
FMR LLC
5.15%, 02/01/43(b)	340	325,876
6.45%, 11/15/39(b)	455	509,349
6.50%, 12/14/40(b)	347	384,641
Franklin Resources Inc., 2.95%, 08/12/51	355	228,273
Invesco Finance PLC, 5.38%, 11/30/43	493	474,418
Jefferies Financial Group Inc.
6.25%, 01/15/36	592	616,678
6.50%, 01/20/43(a)	432	456,646
6.63%, 10/23/43	383	400,058
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	561	545,641
Legg Mason Inc., 5.63%, 01/15/44	685	687,525
LSEGA Financing PLC, 3.20%, 04/06/41(b)	865	653,373
Mastercard Inc.
2.95%, 03/15/51	728	494,540
3.65%, 06/01/49	1,059	827,467
3.80%, 11/21/46	697	563,007
3.85%, 03/26/50(a)	1,526	1,230,297
3.95%, 02/26/48	664	553,757
Nasdaq Inc.
2.50%, 12/21/40	874	595,886
3.25%, 04/28/50	532	365,855
3.95%, 03/07/52	619	475,210
5.95%, 08/15/53(a)	790	821,989
6.10%, 06/28/63	780	817,923
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	286	237,364

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Raymond James Financial Inc.
3.75%, 04/01/51	$766	$574,797
4.95%, 07/15/46	805	745,355
Visa Inc.
2.00%, 08/15/50	1,732	989,058
2.70%, 04/15/40(a)	882	661,903
3.65%, 09/15/47	760	604,558
4.15%, 12/14/35(a)	1,556	1,470,304
4.30%, 12/14/45	3,750	3,319,327
Voya Financial Inc.
4.80%, 06/15/46	349	300,890
5.70%, 07/15/43	417	407,546
Western Union Co. (The)
6.20%, 11/17/36(a)	569	583,839
6.20%, 06/21/40	219	221,750
		33,808,537
Electric — 12.7%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(b)	912	661,080
4.00%, 10/03/49(b)	523	426,015
6.50%, 10/27/36(a)(b)	1,095	1,236,583
AEP Texas Inc.
3.45%, 05/15/51	433	296,613
3.80%, 10/01/47	333	247,065
5.25%, 05/15/52	520	485,725
Series G, 4.15%, 05/01/49	326	253,420
Series H, 3.45%, 01/15/50	472	325,936
AEP Transmission Co. LLC
3.15%, 09/15/49	360	246,690
3.75%, 12/01/47	514	395,794
3.80%, 06/15/49	399	307,367
4.00%, 12/01/46	540	439,360
4.25%, 09/15/48	296	245,259
4.50%, 06/15/52	480	416,351
5.40%, 03/15/53	690	685,248
Series M, 3.65%, 04/01/50	557	421,134
Series N, 2.75%, 08/15/51	416	259,847
Alabama Power Co.
3.00%, 03/15/52	729	487,993
3.13%, 07/15/51	618	420,916
3.45%, 10/01/49	650	475,640
3.75%, 03/01/45	743	590,669
3.85%, 12/01/42	355	291,585
4.10%, 01/15/42	285	237,721
4.15%, 08/15/44	359	302,566
4.30%, 01/02/46	435	369,908
5.50%, 03/15/41(a)	263	263,225
6.00%, 03/01/39(a)	397	425,834
6.13%, 05/15/38	275	295,649
Series 11-C, 5.20%, 06/01/41(a)	265	253,294
Series A, 4.30%, 07/15/48(a)	494	422,368
Series B, 3.70%, 12/01/47	625	482,910
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	720	541,046
Ameren Illinois Co.
2.90%, 06/15/51	331	217,171
3.25%, 03/15/50	262	184,612
3.70%, 12/01/47	557	430,506
4.15%, 03/15/46	435	367,396
4.30%, 07/01/44(a)	270	230,218
4.50%, 03/15/49	483	425,537
4.80%, 12/15/43	270	244,742
Security	Par (000)	Value
Electric (continued)
5.55%, 07/01/54(a)	$615	$633,829
5.90%, 12/01/52	343	366,726
American Electric Power Co. Inc.
3.25%, 03/01/50	377	253,681
6.95%, 12/15/54, (5-year CMT + 2.675%)(d)	105	109,901
American Transmission Systems Inc., 5.00%, 09/01/44(b)	421	399,978
Appalachian Power Co.
4.40%, 05/15/44	288	240,194
4.45%, 06/01/45	361	302,595
7.00%, 04/01/38	499	566,714
Series L, 5.80%, 10/01/35(a)	260	265,668
Series P, 6.70%, 08/15/37	265	288,854
Series Y, 4.50%, 03/01/49	430	359,990
Series Z, 3.70%, 05/01/50	540	393,683
Arizona Public Service Co.
2.65%, 09/15/50	545	326,800
3.35%, 05/15/50	535	369,567
3.50%, 12/01/49	237	167,055
3.75%, 05/15/46	361	271,681
4.20%, 08/15/48(a)	342	273,524
4.25%, 03/01/49	331	265,890
4.35%, 11/15/45	569	474,300
4.50%, 04/01/42	366	316,381
4.70%, 01/15/44	310	267,718
5.05%, 09/01/41(a)	247	233,276
5.50%, 09/01/35	205	205,284
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	163	175,487
Avista Corp.
4.00%, 04/01/52	343	268,596
4.35%, 06/01/48	256	216,216
Baltimore Gas & Electric Co.
2.90%, 06/15/50	418	275,244
3.20%, 09/15/49	445	307,308
3.50%, 08/15/46	469	350,389
3.75%, 08/15/47	405	312,532
4.25%, 09/15/48	375	312,306
4.55%, 06/01/52	546	475,419
5.40%, 06/01/53	694	685,343
5.65%, 06/01/54	430	443,078
6.35%, 10/01/36	375	411,013
Basin Electric Power Cooperative, 4.75%, 04/26/47(b)	337	292,225
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	1,594	1,020,910
3.80%, 07/15/48	832	637,184
4.25%, 10/15/50	888	727,305
4.45%, 01/15/49	933	793,778
4.50%, 02/01/45(a)	816	722,188
4.60%, 05/01/53	1,019	875,691
5.15%, 11/15/43(a)	763	742,911
5.95%, 05/15/37	639	675,368
6.13%, 04/01/36	1,622	1,730,873
Black Hills Corp.
3.88%, 10/15/49(a)	292	217,289
4.20%, 09/15/46	275	220,368
6.00%, 01/15/35	315	326,972
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	300	309,305

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	$196	$176,508
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	543	426,927
3.60%, 03/01/52	574	425,140
3.95%, 03/01/48	421	335,755
4.50%, 04/01/44	417	368,867
5.30%, 04/01/53	445	434,834
Series AC, 4.25%, 02/01/49	603	504,030
Series AD, 2.90%, 07/01/50	346	224,960
Series AF, 3.35%, 04/01/51	707	501,341
Series AJ, 4.85%, 10/01/52	262	239,617
CenterPoint Energy Inc.
3.70%, 09/01/49	330	243,341
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(d)	20	20,501
CEZ A/S, 5.63%, 04/03/42(b)	388	351,617
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	409	349,972
Cleco Power LLC
6.00%, 12/01/40(a)	255	259,928
6.50%, 12/01/35	225	244,657
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	381	390,517
CMS Energy Corp.
4.70%, 03/31/43	200	175,643
4.88%, 03/01/44	381	349,500
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	262	257,433
Comision Federal de Electricidad
4.68%, 02/09/51(b)	837	606,327
5.75%, 02/14/42(a)(b)	611	566,554
6.13%, 06/16/45(a)(b)	540	500,172
6.26%, 02/15/52(a)(b)	535	477,611
Commonwealth Edison Co.
3.00%, 03/01/50	648	432,858
3.65%, 06/15/46	755	585,679
3.70%, 03/01/45	353	278,495
3.80%, 10/01/42(a)	310	252,405
4.00%, 03/01/48	811	656,331
4.00%, 03/01/49	428	344,715
4.35%, 11/15/45	393	337,771
4.60%, 08/15/43	395	354,725
4.70%, 01/15/44	322	289,911
5.30%, 02/01/53	564	550,990
5.65%, 06/01/54(a)	465	478,569
6.45%, 01/15/38	414	457,771
Series 123, 3.75%, 08/15/47	597	463,303
Series 127, 3.20%, 11/15/49	365	251,215
Series 130, 3.13%, 03/15/51	844	572,591
Series 131, 2.75%, 09/01/51	455	284,464
Series 133, 3.85%, 03/15/52	580	451,067
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	907	744,217
4.30%, 04/15/44	419	362,629
5.25%, 01/15/53(a)	511	504,236
6.35%, 06/01/36	120	129,277
Series A, 4.15%, 06/01/45	297	250,712
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	608	415,771
3.60%, 06/15/61	783	557,242
3.70%, 11/15/59	578	418,955
3.85%, 06/15/46	572	449,333
Security	Par (000)	Value
Electric (continued)
3.95%, 03/01/43	$677	$559,772
4.45%, 03/15/44	1,096	960,618
4.50%, 12/01/45	711	623,928
4.50%, 05/15/58	717	602,357
4.63%, 12/01/54	723	634,939
5.70%, 06/15/40	360	370,197
5.70%, 05/15/54(a)	968	1,000,668
5.90%, 11/15/53	955	1,008,072
6.15%, 11/15/52	785	858,121
Series 05-A, 5.30%, 03/01/35	313	316,805
Series 06-A, 5.85%, 03/15/36(a)	395	416,512
Series 06-B, 6.20%, 06/15/36	410	443,587
Series 06-E, 5.70%, 12/01/36	262	270,362
Series 07-A, 6.30%, 08/15/37	529	576,441
Series 08-B, 6.75%, 04/01/38	590	670,004
Series 09-C, 5.50%, 12/01/39	870	879,009
Series 12-A, 4.20%, 03/15/42	383	327,063
Series 2017, 3.88%, 06/15/47	505	398,450
Series 20B, 3.95%, 04/01/50	1,213	990,203
Series A, 4.13%, 05/15/49	691	565,397
Series C, 3.00%, 12/01/60	545	333,932
Series C, 4.00%, 11/15/57(a)	404	312,776
Series C, 4.30%, 12/01/56	478	394,833
Series E, 4.65%, 12/01/48	574	510,725
Consorcio Transmantaro SA, 5.20%, 04/11/38(b)	837	788,709
Constellation Energy Generation LLC
5.60%, 06/15/42	769	763,084
5.75%, 10/01/41(a)	375	378,140
5.75%, 03/15/54	1,460	1,471,290
6.25%, 10/01/39	832	886,718
6.50%, 10/01/53	879	967,154
Consumers Energy Co.
2.50%, 05/01/60(a)	420	240,501
3.10%, 08/15/50(a)	556	392,043
3.25%, 08/15/46	480	351,181
3.50%, 08/01/51	531	408,236
3.75%, 02/15/50	610	474,675
3.95%, 05/15/43	394	327,041
3.95%, 07/15/47	310	251,406
4.05%, 05/15/48(a)	591	490,525
4.10%, 11/15/45	150	122,692
4.20%, 09/01/52	465	390,646
4.35%, 04/15/49(a)	584	503,665
4.35%, 08/31/64	206	167,521
Dayton Power & Light Co. (The), 3.95%, 06/15/49	498	377,274
Delmarva Power & Light Co.
4.00%, 06/01/42(a)	248	201,626
4.15%, 05/15/45(a)	391	323,322
Dominion Energy Inc.
4.70%, 12/01/44	437	379,597
4.85%, 08/15/52	620	548,872
7.00%, 06/15/38(a)	408	462,094
Series A, 4.60%, 03/15/49	426	361,843
Series B, 3.30%, 04/15/41	462	344,724
Series B, 5.95%, 06/15/35	585	613,276
Series C, 4.05%, 09/15/42	394	318,262
Series C, 4.90%, 08/01/41	537	491,368
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	348	311,740
5.10%, 06/01/65	531	493,826
5.45%, 02/01/41	332	332,612

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.05%, 01/15/38	$408	$436,048
6.25%, 10/15/53(a)	505	566,127
DTE Electric Co.
2.95%, 03/01/50	545	364,473
3.70%, 03/15/45	562	442,242
3.70%, 06/01/46	299	235,458
3.75%, 08/15/47	465	360,965
3.95%, 06/15/42	275	226,175
3.95%, 03/01/49	671	542,956
4.30%, 07/01/44	393	340,766
5.40%, 04/01/53	581	584,639
5.70%, 10/01/37	188	193,992
Series A, 4.00%, 04/01/43	311	260,468
Series A, 4.05%, 05/15/48	505	418,410
Series A, 6.63%, 06/01/36	225	247,559
Series B, 3.25%, 04/01/51	597	423,291
Series B, 3.65%, 03/01/52	530	401,471
Duke Energy Carolinas LLC
3.20%, 08/15/49	831	576,024
3.45%, 04/15/51	507	365,043
3.55%, 03/15/52	668	489,845
3.70%, 12/01/47	557	426,155
3.75%, 06/01/45	617	485,713
3.88%, 03/15/46	586	466,549
3.95%, 03/15/48	538	427,555
4.00%, 09/30/42	708	591,195
4.25%, 12/15/41	744	648,996
5.30%, 02/15/40	820	819,903
5.35%, 01/15/53	933	917,431
5.40%, 01/15/54	707	702,089
6.00%, 01/15/38	671	714,334
6.05%, 04/15/38	709	760,282
6.10%, 06/01/37	537	567,652
Duke Energy Corp.
3.30%, 06/15/41	736	550,956
3.50%, 06/15/51	796	556,361
3.75%, 09/01/46	1,588	1,193,620
3.95%, 08/15/47	526	406,035
4.20%, 06/15/49	643	513,416
4.80%, 12/15/45	616	544,180
5.00%, 08/15/52(a)	1,230	1,110,285
5.80%, 06/15/54	700	701,735
6.10%, 09/15/53(a)	788	822,685
Duke Energy Florida LLC
3.00%, 12/15/51	613	400,920
3.40%, 10/01/46	643	469,519
3.85%, 11/15/42	405	328,600
4.20%, 07/15/48	434	358,217
5.65%, 04/01/40	361	369,566
5.95%, 11/15/52	555	585,967
6.20%, 11/15/53	725	795,231
6.35%, 09/15/37	579	630,570
6.40%, 06/15/38	1,079	1,182,797
Duke Energy Indiana LLC
2.75%, 04/01/50	568	356,146
3.75%, 05/15/46	471	363,192
5.40%, 04/01/53	455	448,143
6.12%, 10/15/35	355	378,039
6.35%, 08/15/38(a)	550	603,620
6.45%, 04/01/39	435	480,945
Series UUU, 4.20%, 03/15/42	244	205,121
Security	Par (000)	Value
Electric (continued)
Series WWW, 4.90%, 07/15/43	$346	$322,246
Series YYY, 3.25%, 10/01/49	631	440,940
Duke Energy Ohio Inc.
3.70%, 06/15/46	354	269,848
4.30%, 02/01/49	429	356,164
5.55%, 03/15/54	500	502,220
5.65%, 04/01/53	400	406,278
Duke Energy Progress LLC
2.50%, 08/15/50	560	339,738
2.90%, 08/15/51	474	306,407
3.60%, 09/15/47	531	397,115
3.70%, 10/15/46	499	379,841
4.00%, 04/01/52	433	344,585
4.10%, 05/15/42	542	456,604
4.10%, 03/15/43	366	306,709
4.15%, 12/01/44	569	476,490
4.20%, 08/15/45	690	577,540
4.38%, 03/30/44	493	427,984
5.35%, 03/15/53	505	496,425
6.30%, 04/01/38	368	399,920
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	986	1,076,040
El Paso Electric Co.
5.00%, 12/01/44(a)	283	248,002
6.00%, 05/15/35	296	300,886
Electricite de France SA
4.75%, 10/13/35(a)(b)	418	400,473
4.88%, 09/21/38(b)	491	453,373
4.88%, 01/22/44(a)(b)	908	805,823
4.95%, 10/13/45(a)(b)	1,031	930,478
5.00%, 09/21/48(a)(b)	1,214	1,089,625
5.25%, 10/13/55(a)(b)	216	195,571
5.60%, 01/27/40(a)(b)	798	793,436
6.00%, 04/22/64(b)	865	846,270
6.00%, 01/22/2114(a)(b)	574	565,344
6.90%, 05/23/53(b)	885	982,966
6.95%, 01/26/39(b)	1,495	1,665,053
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	300	309,960
Emera U.S. Finance LP, 4.75%, 06/15/46	1,234	1,044,864
Enel Finance America LLC, 2.88%, 07/12/41(b)	736	510,773
Enel Finance International NV
4.75%, 05/25/47(a)(b)	1,536	1,349,349
5.50%, 06/15/52(b)	910	871,916
6.00%, 10/07/39(a)(b)	1,504	1,537,722
6.80%, 09/15/37(a)(b)	986	1,072,778
7.75%, 10/14/52(b)	934	1,148,862
Entergy Arkansas LLC
2.65%, 06/15/51	787	480,952
3.35%, 06/15/52	460	325,222
4.20%, 04/01/49	623	511,671
4.95%, 12/15/44	350	324,294
5.75%, 06/01/54	415	428,516
Entergy Corp., 3.75%, 06/15/50	600	442,183
Entergy Louisiana LLC
2.90%, 03/15/51	735	466,441
3.10%, 06/15/41	458	337,503
4.20%, 09/01/48	847	697,257
4.20%, 04/01/50	558	456,529
4.75%, 09/15/52(a)	442	391,934
4.95%, 01/15/45	332	302,939

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.70%, 03/15/54	$740	$757,714
Entergy Mississippi LLC
3.50%, 06/01/51	419	302,246
3.85%, 06/01/49	576	443,015
5.85%, 06/01/54	315	327,364
Entergy Texas Inc.
3.55%, 09/30/49	490	358,302
4.50%, 03/30/39	243	220,326
5.00%, 09/15/52	366	334,884
5.15%, 06/01/45	190	175,941
5.55%, 09/15/54	340	338,231
5.80%, 09/01/53	402	413,911
Evergy Kansas Central Inc.
3.25%, 09/01/49	375	259,311
3.45%, 04/15/50	495	353,549
4.10%, 04/01/43	429	353,281
4.13%, 03/01/42	536	450,697
4.25%, 12/01/45	318	265,064
4.63%, 09/01/43	254	221,980
5.70%, 03/15/53	414	419,114
Evergy Kansas South Inc., 4.30%, 07/15/44(b)	254	210,708
Evergy Metro Inc.
4.20%, 06/15/47	261	212,749
4.20%, 03/15/48	335	275,099
5.30%, 10/01/41(a)	396	386,883
Series 2019, 4.13%, 04/01/49	380	304,768
Series B, 6.05%, 11/15/35	220	231,730
Eversource Energy, 3.45%, 01/15/50	683	489,049
Exelon Corp.
4.10%, 03/15/52	787	623,392
4.45%, 04/15/46	804	685,480
4.70%, 04/15/50(a)	766	674,498
4.95%, 06/15/35	360	348,225
5.10%, 06/15/45	779	727,743
5.60%, 03/15/53	970	962,976
5.63%, 06/15/35	572	587,901
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	125	125,312
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	1,260	885,188
Series C, 4.85%, 07/15/47	475	416,915
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38	289	301,722
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)(b)	580	503,556
5.45%, 07/15/44(a)(b)	391	379,632
Florida Power & Light Co.
2.88%, 12/04/51	1,225	802,648
3.15%, 10/01/49	915	640,584
3.70%, 12/01/47	853	662,531
3.80%, 12/15/42	394	321,424
3.95%, 03/01/48	899	732,535
3.99%, 03/01/49	885	718,696
4.05%, 06/01/42	507	431,814
4.05%, 10/01/44	486	409,675
4.13%, 02/01/42	625	537,837
4.13%, 06/01/48	517	432,291
4.95%, 06/01/35(a)	258	256,460
5.13%, 06/01/41	245	239,564
5.25%, 02/01/41	437	434,489
5.30%, 04/01/53	881	873,605
Security	Par (000)	Value
Electric (continued)
5.60%, 06/15/54	$923	$952,850
5.65%, 02/01/37	415	433,483
5.69%, 03/01/40(a)	541	565,565
5.95%, 02/01/38	637	677,989
5.96%, 04/01/39	447	478,054
Georgia Power Co.
4.30%, 03/15/42	1,105	963,245
4.30%, 03/15/43	504	431,559
5.13%, 05/15/52(a)	795	763,364
5.40%, 06/01/40(a)	277	273,869
Series 10-C, 4.75%, 09/01/40	498	466,694
Series A, 3.25%, 03/15/51	762	532,439
Series B, 3.70%, 01/30/50	544	414,138
Great River Energy, 6.25%, 07/01/38(b)	234	238,791
Iberdrola International BV, 6.75%, 07/15/36(a)	515	578,908
Idaho Power Co.
3.65%, 03/01/45(a)	259	195,238
5.50%, 03/15/53	420	413,118
5.80%, 04/01/54	325	335,047
Series K, 4.20%, 03/01/48	485	397,060
Indiana Michigan Power Co.
3.25%, 05/01/51	480	327,609
4.25%, 08/15/48	525	427,445
5.63%, 04/01/53	535	546,058
6.05%, 03/15/37	398	418,745
Series K, 4.55%, 03/15/46	415	357,732
Series L, 3.75%, 07/01/47	310	235,475
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	340	272,038
4.70%, 09/01/45(b)	216	187,008
5.70%, 04/01/54(a)(b)	660	672,870
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(b)	815	606,977
4.88%, 01/14/48(b)	512	396,923
Interchile SA, 4.50%, 06/30/56(b)	1,160	955,221
International Transmission Co., 4.63%, 08/15/43(a)	280	245,126
Interstate Power & Light Co.
3.10%, 11/30/51	273	181,252
3.50%, 09/30/49	411	298,546
3.70%, 09/15/46	364	279,854
4.70%, 10/15/43	223	196,131
6.25%, 07/15/39	285	305,908
Interstate Power and Light Co., 5.45%, 09/30/54(a)	320	319,089
ITC Holdings Corp., 5.30%, 07/01/43	323	301,508
Jersey Central Power & Light Co., 6.15%, 06/01/37(a)	286	302,973
Kentucky Utilities Co.
3.30%, 06/01/50	476	333,130
4.38%, 10/01/45	604	514,715
5.13%, 11/01/40	812	786,538
Series 1, 4.65%, 11/15/43	267	235,835
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	152	155,218
Louisville Gas & Electric Co.
4.25%, 04/01/49	406	333,911
4.38%, 10/01/45	215	183,078
4.65%, 11/15/43(a)	242	212,006
5.13%, 11/15/40(a)	170	164,108
Majapahit Holding BV, 7.88%, 06/29/37(b)	45	53,701
Massachusetts Electric Co.
4.00%, 08/15/46(b)	400	314,234
5.87%, 02/26/54(a)(b)	455	471,003

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.90%, 11/15/39(b)	$712	$718,477
MidAmerican Energy Co.
2.70%, 08/01/52	565	356,499
3.15%, 04/15/50	693	485,598
3.65%, 08/01/48	825	637,002
3.95%, 08/01/47	647	521,944
4.25%, 05/01/46	501	425,480
4.25%, 07/15/49	964	818,699
4.40%, 10/15/44	425	370,082
4.80%, 09/15/43	301	278,271
5.30%, 02/01/55	730	719,791
5.75%, 11/01/35	156	164,793
5.80%, 10/15/36	335	354,668
5.85%, 09/15/54(a)	1,015	1,075,002
Minejesa Capital BV, 5.63%, 08/10/37(a)(b)	878	825,982
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	473	402,675
Series B, 3.10%, 07/30/51	300	196,619
Monongahela Power Co., 5.40%, 12/15/43(a)(b)	544	522,564
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	257	210,446
5.64%, 03/15/40(b)	268	266,434
National Grid USA, 5.80%, 04/01/35(a)	362	366,522
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	554	464,332
4.40%, 11/01/48	298	252,783
Nevada Power Co.
5.38%, 09/15/40	245	242,421
5.45%, 05/15/41(a)	240	237,125
5.90%, 05/01/53	397	413,161
6.00%, 03/15/54	485	516,072
Series EE, 3.13%, 08/01/50	354	236,139
Series N, 6.65%, 04/01/36	411	451,821
Series R, 6.75%, 07/01/37	400	449,195
New England Power Co.
2.81%, 10/06/50(b)	323	198,350
3.80%, 12/05/47(b)	499	380,146
5.94%, 11/25/52(b)	245	252,810
New York State Electric & Gas Corp., 3.30%, 09/15/49(b)	245	165,846
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	584	379,047
5.25%, 02/28/53(a)	1,005	957,053
5.55%, 03/15/54	803	797,963
Niagara Mohawk Power Corp.
3.03%, 06/27/50(b)	489	315,681
4.12%, 11/28/42(b)	345	280,878
5.66%, 01/17/54(b)	710	705,456
5.78%, 09/16/52(b)	610	617,096
Northern States Power Co./MN
2.60%, 06/01/51	705	438,863
2.90%, 03/01/50	603	403,097
3.20%, 04/01/52	436	304,559
3.40%, 08/15/42	523	409,576
3.60%, 05/15/46	417	321,926
3.60%, 09/15/47	617	470,575
4.00%, 08/15/45	280	229,618
4.13%, 05/15/44	308	259,304
4.50%, 06/01/52	470	413,412
4.85%, 08/15/40	260	239,960
5.10%, 05/15/53(a)	858	827,485
Security	Par (000)	Value
Electric (continued)
5.25%, 07/15/35(a)	$224	$226,222
5.35%, 11/01/39	323	324,098
5.40%, 03/15/54	790	795,859
6.20%, 07/01/37	358	388,484
6.25%, 06/01/36	396	437,188
Northern States Power Co./WI, 5.65%, 06/15/54	365	379,574
NorthWestern Corp., 4.18%, 11/15/44	313	257,876
NSTAR Electric Co.
3.10%, 06/01/51(a)	417	281,785
4.40%, 03/01/44	316	276,022
4.55%, 06/01/52	465	407,712
4.95%, 09/15/52	487	455,421
5.50%, 03/15/40	272	273,229
Oglethorpe Power Corp.
3.75%, 08/01/50(a)	375	278,038
4.20%, 12/01/42(a)	269	218,963
4.25%, 04/01/46(a)	270	213,061
4.50%, 04/01/47(a)	590	497,943
4.55%, 06/01/44	220	184,852
5.05%, 10/01/48	575	523,748
5.25%, 09/01/50	317	294,597
5.38%, 11/01/40	470	454,874
5.80%, 06/01/54(a)(b)	785	799,041
5.95%, 11/01/39	403	418,123
6.20%, 12/01/53	430	457,686
Ohio Edison Co.
6.88%, 07/15/36	260	293,238
8.25%, 10/15/38(a)	245	307,673
Ohio Power Co.
4.00%, 06/01/49	482	376,875
4.15%, 04/01/48	440	351,949
Series F, 5.85%, 10/01/35	250	256,822
Series R, 2.90%, 10/01/51	645	406,693
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	285	220,541
3.90%, 05/01/43(a)	210	167,342
4.00%, 12/15/44	250	199,698
4.15%, 04/01/47(a)	286	232,609
4.55%, 03/15/44	256	222,666
5.25%, 05/15/41(a)	240	230,101
5.60%, 04/01/53	782	788,023
5.85%, 06/01/40(a)	240	244,898
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	497	308,687
3.10%, 09/15/49	651	446,507
3.70%, 05/15/50	346	264,058
3.75%, 04/01/45	559	442,067
3.80%, 09/30/47	308	240,236
3.80%, 06/01/49	508	397,485
4.10%, 11/15/48	479	393,820
4.55%, 12/01/41	415	373,891
4.60%, 06/01/52	421	367,257
4.95%, 09/15/52(a)	871	812,877
5.25%, 09/30/40(a)	485	477,590
5.30%, 06/01/42(a)	287	282,699
5.35%, 10/01/52(a)	360	353,486
5.55%, 06/15/54(b)	785	794,941
7.50%, 09/01/38	233	282,530
Pacific Gas and Electric Co.
3.30%, 08/01/40	1,021	765,131
3.50%, 08/01/50	1,960	1,368,375

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.75%, 08/15/42	$373	$284,021
3.95%, 12/01/47	819	615,951
4.00%, 12/01/46	721	549,652
4.20%, 06/01/41	515	419,047
4.25%, 03/15/46	602	478,903
4.30%, 03/15/45	755	610,881
4.45%, 04/15/42	461	388,007
4.50%, 07/01/40	1,841	1,596,031
4.50%, 12/15/41	266	220,812
4.60%, 06/15/43	425	360,889
4.75%, 02/15/44	679	585,528
4.95%, 07/01/50(a)	3,075	2,696,673
5.25%, 03/01/52	621	567,590
5.90%, 10/01/54(a)	487	486,850
6.70%, 04/01/53	761	836,522
6.75%, 01/15/53(a)	1,625	1,777,340
PacifiCorp
2.90%, 06/15/52	1,112	683,761
3.30%, 03/15/51	638	428,395
4.10%, 02/01/42	335	272,948
4.13%, 01/15/49	620	489,231
4.15%, 02/15/50	672	527,959
5.25%, 06/15/35	285	283,200
5.35%, 12/01/53	1,137	1,073,216
5.50%, 05/15/54(a)	1,240	1,193,376
5.75%, 04/01/37	640	653,618
5.80%, 01/15/55(a)	1,559	1,559,453
6.00%, 01/15/39	649	670,788
6.10%, 08/01/36	360	377,292
6.25%, 10/15/37	588	626,794
6.35%, 07/15/38	305	324,088
PECO Energy Co.
2.80%, 06/15/50(a)	367	236,776
2.85%, 09/15/51	440	285,432
3.00%, 09/15/49	410	278,576
3.05%, 03/15/51	340	229,695
3.70%, 09/15/47	403	310,798
3.90%, 03/01/48	824	659,241
4.15%, 10/01/44	289	245,719
4.38%, 08/15/52	427	367,781
4.60%, 05/15/52	450	400,309
4.80%, 10/15/43	310	279,244
5.25%, 09/15/54	170	166,775
5.95%, 10/01/36(a)	296	316,984
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(b)	1,155	840,873
4.38%, 02/05/50(b)	575	451,287
4.88%, 07/17/49(b)	888	745,312
5.25%, 10/24/42(a)(b)	1,035	946,078
5.25%, 05/15/47(b)	680	616,293
6.15%, 05/21/48(b)	1,235	1,240,470
6.25%, 01/25/49(b)	700	711,252
Potomac Electric Power Co.
4.15%, 03/15/43	636	542,303
5.50%, 03/15/54	315	318,801
6.50%, 11/15/37	485	542,851
7.90%, 12/15/38(a)	240	301,612
PPL Electric Utilities Corp.
3.00%, 10/01/49	440	299,709
3.95%, 06/01/47	415	336,928
Security	Par (000)	Value
Electric (continued)
4.13%, 06/15/44	$292	$247,407
4.15%, 10/01/45	359	302,672
4.15%, 06/15/48	422	353,212
4.75%, 07/15/43	400	367,616
5.20%, 07/15/41(a)	250	242,535
5.25%, 05/15/53	763	753,024
6.25%, 05/15/39	265	287,369
Progress Energy Inc., 6.00%, 12/01/39	570	590,356
Public Service Co. of Colorado
3.55%, 06/15/46(a)	257	187,189
3.60%, 09/15/42	508	399,356
3.80%, 06/15/47	413	317,065
3.95%, 03/15/43	239	190,684
4.05%, 09/15/49	338	267,128
4.10%, 06/15/48	462	376,656
4.30%, 03/15/44	275	231,861
4.50%, 06/01/52(a)	423	364,313
4.75%, 08/15/41	244	222,208
5.25%, 04/01/53	871	832,207
5.75%, 05/15/54	860	895,786
6.50%, 08/01/38	310	342,709
Series 17, 6.25%, 09/01/37	360	388,814
Series 34, 3.20%, 03/01/50(a)	500	344,617
Series 36, 2.70%, 01/15/51	385	239,115
Public Service Co. of New Hampshire
3.60%, 07/01/49	322	242,361
5.15%, 01/15/53	302	291,237
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	209	229,002
Series K, 3.15%, 08/15/51	437	287,176
Public Service Electric & Gas Co.
2.05%, 08/01/50	413	231,860
2.70%, 05/01/50	269	172,243
3.00%, 03/01/51	427	289,051
3.15%, 01/01/50	313	220,563
3.20%, 08/01/49	385	273,661
3.60%, 12/01/47	357	272,550
3.65%, 09/01/42	340	270,959
3.80%, 01/01/43(a)	365	299,087
3.80%, 03/01/46	601	479,275
3.85%, 05/01/49	396	314,304
3.95%, 05/01/42	436	363,777
4.05%, 05/01/48	320	263,531
4.15%, 11/01/45(a)	259	215,992
5.13%, 03/15/53	535	517,956
5.30%, 08/01/54(a)	525	526,896
5.38%, 11/01/39	315	312,287
5.45%, 08/01/53	393	399,511
5.45%, 03/01/54(a)	655	665,027
5.50%, 03/01/40	375	381,143
5.70%, 12/01/36	259	271,191
5.80%, 05/01/37	222	234,249
Series D, 5.25%, 07/01/35	70	70,040
Series I, 4.00%, 06/01/44	300	243,926
Series K, 4.05%, 05/01/45	159	130,249
Puget Sound Energy Inc.
2.89%, 09/15/51	405	257,502
3.25%, 09/15/49	521	361,203
4.22%, 06/15/48	574	477,705
4.30%, 05/20/45	451	378,473
4.43%, 11/15/41	251	214,277

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.45%, 06/01/53(a)	$411	$408,896
5.48%, 06/01/35	259	260,054
5.64%, 04/15/41	315	318,907
5.69%, 06/15/54	550	566,642
5.76%, 10/01/39(a)	370	381,918
5.76%, 07/15/40(a)	255	255,629
5.80%, 03/15/40	299	307,283
6.27%, 03/15/37	235	252,327
6.72%, 06/15/36	130	143,331
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	755	775,725
RWE Finance U.S. LLC, 6.25%, 04/16/54(b)	1,060	1,065,073
San Diego Gas & Electric Co.
3.70%, 03/15/52	563	423,432
3.95%, 11/15/41	251	205,158
4.15%, 05/15/48	425	348,570
4.30%, 04/01/42	317	273,716
4.50%, 08/15/40	517	473,072
5.35%, 05/15/35	274	275,457
5.35%, 05/15/40(a)	220	217,026
5.35%, 04/01/53	834	815,120
5.55%, 04/15/54	638	643,990
6.00%, 06/01/39	278	297,773
Series FFF, 6.13%, 09/15/37	275	291,282
Series RRR, 3.75%, 06/01/47	426	327,949
Series TTT, 4.10%, 06/15/49	431	348,557
Series UUU, 3.32%, 04/15/50	472	331,198
Series WWW, 2.95%, 08/15/51	817	546,729
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	520	495,820
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	922	911,122
Sempra
3.80%, 02/01/38	1,163	977,021
4.00%, 02/01/48(a)	848	663,224
6.00%, 10/15/39	867	889,051
Sierra Pacific Power Co.
5.90%, 03/15/54	347	361,678
Series P, 6.75%, 07/01/37(a)	215	237,815
Solar Star Funding LLC, 5.38%, 06/30/35(b)	260	260,843
Southern California Edison Co.
3.45%, 02/01/52	710	503,556
3.65%, 02/01/50	1,252	932,538
3.90%, 12/01/41(a)	255	204,919
4.00%, 04/01/47	1,839	1,480,473
4.05%, 03/15/42	470	388,665
4.50%, 09/01/40	512	458,755
4.65%, 10/01/43	876	786,769
5.50%, 03/15/40	476	478,562
5.63%, 02/01/36	379	388,853
5.70%, 03/01/53	440	444,718
5.75%, 04/15/54	360	368,460
5.88%, 12/01/53	726	751,251
6.05%, 03/15/39(a)	451	476,513
Series 04-G, 5.75%, 04/01/35	435	450,247
Series 05-B, 5.55%, 01/15/36	245	246,831
Series 05-E, 5.35%, 07/15/35	318	320,850
Series 06-E, 5.55%, 01/15/37	368	376,034
Series 08-A, 5.95%, 02/01/38	597	626,394
Series 13-A, 3.90%, 03/15/43	417	335,588
Series 20A, 2.95%, 02/01/51	665	433,782
Series B, 4.88%, 03/01/49	651	595,309
Security	Par (000)	Value
Electric (continued)
Series C, 3.60%, 02/01/45	$393	$296,989
Series C, 4.13%, 03/01/48	1,260	1,025,559
Series E, 5.45%, 06/01/52	355	348,661
Series H, 3.65%, 06/01/51	614	450,201
Southern Co. (The)
4.25%, 07/01/36	512	469,378
4.40%, 07/01/46	2,059	1,747,695
4.85%, 03/15/35	470	457,152
Southern Power Co.
5.15%, 09/15/41	495	472,970
5.25%, 07/15/43	275	263,905
Series F, 4.95%, 12/15/46	368	330,396
Southwestern Electric Power Co.
3.25%, 11/01/51	860	571,898
6.20%, 03/15/40	369	389,911
Series J, 3.90%, 04/01/45(a)	408	315,023
Series L, 3.85%, 02/01/48	465	348,873
Southwestern Public Service Co.
3.40%, 08/15/46(a)	332	237,779
3.70%, 08/15/47	352	262,856
3.75%, 06/15/49(a)	346	261,144
4.50%, 08/15/41(a)	423	373,755
6.00%, 10/01/36	191	195,398
6.00%, 06/01/54	555	580,429
Series 6, 4.40%, 11/15/48	332	275,679
Series 8, 3.15%, 05/01/50	588	391,930
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	585	550,234
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	465	437,867
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	620	619,580
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	400	353,240
Tampa Electric Co.
3.45%, 03/15/51	385	272,161
3.63%, 06/15/50	305	224,023
4.10%, 06/15/42	214	179,505
4.20%, 05/15/45(a)	133	107,878
4.30%, 06/15/48	365	302,024
4.35%, 05/15/44	199	169,823
4.45%, 06/15/49	326	274,587
5.00%, 07/15/52(a)	255	234,077
6.15%, 05/15/37	255	266,720
6.55%, 05/15/36	205	221,243
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	490	444,834
Toledo Edison Co. (The), 6.15%, 05/15/37(a)	300	321,888
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	206	166,788
6.00%, 06/15/40(b)	482	468,403
Tucson Electric Power Co.
3.25%, 05/01/51(a)	331	223,616
4.00%, 06/15/50(a)	346	272,756
4.85%, 12/01/48	294	267,036
5.50%, 04/15/53	355	349,818
Union Electric Co.
2.63%, 03/15/51	686	426,543
3.25%, 10/01/49	358	252,007
3.65%, 04/15/45	316	245,457

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.90%, 09/15/42	$454	$373,974
3.90%, 04/01/52	575	455,058
4.00%, 04/01/48	476	384,241
5.13%, 03/15/55	310	294,561
5.25%, 01/15/54	360	350,795
5.30%, 08/01/37	282	286,794
5.45%, 03/15/53	554	553,890
8.45%, 03/15/39	327	425,888
Virginia Electric & Power Co.
2.45%, 12/15/50	1,049	618,962
2.95%, 11/15/51	1,003	650,978
3.30%, 12/01/49	587	415,806
4.00%, 01/15/43	576	475,513
4.45%, 02/15/44	593	522,111
4.60%, 12/01/48	557	487,678
5.35%, 01/15/54(a)	550	538,662
5.45%, 04/01/53	792	786,266
5.55%, 08/15/54(a)	390	393,471
5.70%, 08/15/53(a)	670	686,644
6.35%, 11/30/37	482	522,684
8.88%, 11/15/38	707	935,439
Series A, 6.00%, 05/15/37	683	719,219
Series B, 3.80%, 09/15/47	753	581,809
Series B, 4.20%, 05/15/45	312	258,948
Series B, 6.00%, 01/15/36	488	517,019
Series C, 4.00%, 11/15/46	652	522,069
Series C, 4.63%, 05/15/52	648	565,767
Series D, 4.65%, 08/15/43	573	516,431
Wisconsin Electric Power Co.
3.65%, 12/15/42	281	219,504
4.25%, 06/01/44	136	114,605
4.30%, 12/15/45(a)	181	152,736
4.30%, 10/15/48	277	237,133
5.05%, 10/01/54	595	567,796
5.70%, 12/01/36	130	137,945
Wisconsin Power and Light Co.
3.65%, 04/01/50	274	204,666
4.10%, 10/15/44	245	198,226
6.38%, 08/15/37(a)	240	261,600
7.60%, 10/01/38(a)	175	208,563
Wisconsin Public Service Corp.
2.85%, 12/01/51(a)	675	436,776
3.30%, 09/01/49	314	223,322
3.67%, 12/01/42	223	176,510
4.75%, 11/01/44	480	440,445
Xcel Energy Inc.
3.50%, 12/01/49	516	364,487
4.80%, 09/15/41	313	276,462
6.50%, 07/01/36	270	293,995
		346,466,843
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50	436	285,635
2.80%, 12/21/51	1,065	692,476
5.25%, 11/15/39	252	253,811
6.13%, 04/15/39	240	260,349
		1,492,271
Electronics — 0.3%
Amphenol Corp., 5.38%, 11/15/54	95	94,120
Fortive Corp., 4.30%, 06/15/46	554	463,555
Security	Par (000)	Value
Electronics (continued)
Honeywell International Inc.
2.80%, 06/01/50	$714	$479,752
3.81%, 11/21/47	537	431,652
5.00%, 03/01/35	1,460	1,466,785
5.25%, 03/01/54	1,830	1,827,309
5.35%, 03/01/64	649	649,544
5.38%, 03/01/41	413	420,172
5.70%, 03/15/36	398	425,132
5.70%, 03/15/37	646	684,811
Tyco Electronics Group SA, 7.13%, 10/01/37	530	617,510
		7,560,342
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)(b)	382	321,881
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(b)	650	509,275
5.13%, 08/11/61(b)	1,282	964,181
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	300	233,437
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	332	235,096
Mexico City Airport Trust
5.50%, 10/31/46(b)	833	693,646
5.50%, 07/31/47(b)	2,016	1,679,603
		4,315,238
Entertainment — 0.4%
Warnermedia Holdings Inc.
5.05%, 03/15/42	4,465	3,563,256
5.14%, 03/15/52	6,893	5,191,942
5.39%, 03/15/62	2,859	2,138,645
		10,893,843
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	262	215,127
Republic Services Inc.
3.05%, 03/01/50(a)	448	306,380
5.70%, 05/15/41	473	482,928
6.20%, 03/01/40	367	397,269
Waste Connections Inc.
2.95%, 01/15/52	906	591,380
3.05%, 04/01/50	542	365,558
Waste Management Inc.
2.50%, 11/15/50	539	328,372
2.95%, 06/01/41	439	327,823
3.90%, 03/01/35	366	331,759
4.10%, 03/01/45	515	433,480
4.15%, 07/15/49(a)	805	676,573
5.35%, 10/15/54	1,200	1,200,185
		5,656,834
Food — 2.0%
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	710	543,304
5.38%, 01/09/36(b)	695	682,993
Campbell Soup Co.
3.13%, 04/24/50	678	460,199
4.75%, 03/23/35	30	28,837
4.80%, 03/15/48	657	591,241
5.25%, 10/13/54	275	261,648
Cencosud SA, 6.63%, 02/12/45(b)	200	212,788

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Conagra Brands Inc.
5.30%, 11/01/38	$943	$909,107
5.40%, 11/01/48	1,075	1,021,829
General Mills Inc.
3.00%, 02/01/51(a)	726	480,644
4.15%, 02/15/43(a)	370	312,190
4.55%, 04/17/38	99	90,693
4.70%, 04/17/48(a)	542	485,147
5.40%, 06/15/40	481	475,129
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	595	460,777
4.70%, 11/10/47(b)	694	591,899
4.88%, 06/27/44(b)	325	291,789
Hershey Co. (The)
2.65%, 06/01/50(a)	463	292,029
3.13%, 11/15/49	449	312,090
3.38%, 08/15/46	314	235,232
Hormel Foods Corp., 3.05%, 06/03/51	704	481,063
Ingredion Inc.
3.90%, 06/01/50	345	260,234
6.63%, 04/15/37	169	184,881
J.M. Smucker Co. (The)
2.75%, 09/15/41	211	144,890
3.55%, 03/15/50(a)	269	192,840
4.25%, 03/15/35(a)	464	427,327
4.38%, 03/15/45	527	445,501
6.50%, 11/15/43	804	869,670
6.50%, 11/15/53	1,110	1,221,910
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	910	696,339
6.50%, 12/01/52	1,675	1,722,354
7.25%, 11/15/53(b)	945	1,060,658
Kellanova
4.50%, 04/01/46	700	610,815
5.75%, 05/16/54	430	445,971
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	525	524,122
Kraft Heinz Foods Co.
4.38%, 06/01/46	2,670	2,237,664
4.63%, 10/01/39	440	401,176
4.88%, 10/01/49	1,844	1,648,695
5.00%, 07/15/35(a)	581	574,108
5.00%, 06/04/42	1,495	1,391,282
5.20%, 07/15/45	1,741	1,632,107
5.50%, 06/01/50	860	843,163
6.50%, 02/09/40	473	516,744
6.88%, 01/26/39	865	975,199
7.13%, 08/01/39(b)	948	1,079,738
Kroger Co. (The)
3.88%, 10/15/46	551	425,492
3.95%, 01/15/50	943	732,005
4.45%, 02/01/47	1,159	975,256
4.65%, 01/15/48	540	467,115
5.00%, 04/15/42	367	341,577
5.15%, 08/01/43	384	363,452
5.40%, 07/15/40	260	254,462
5.40%, 01/15/49(a)	596	578,275
5.50%, 09/15/54	1,995	1,937,363
5.65%, 09/15/64	1,563	1,518,837
6.90%, 04/15/38	315	354,268
Security	Par (000)	Value
Food (continued)
Mars Inc.
2.38%, 07/16/40(b)	$870	$596,938
2.45%, 07/16/50(b)	512	300,921
3.88%, 04/01/39(b)	644	553,842
3.95%, 04/01/44(b)	302	246,363
3.95%, 04/01/49(a)(b)	903	721,853
4.13%, 04/01/54(b)	577	464,799
4.20%, 04/01/59(b)	721	579,911
McCormick & Co. Inc./MD, 4.20%, 08/15/47	389	325,830
Mondelez International Inc., 2.63%, 09/04/50	1,295	792,009
Nestle Capital Corp., 5.10%, 03/12/54(a)(b)	770	757,613
Nestle Holdings Inc.
2.50%, 09/14/41(a)(b)	450	314,278
2.63%, 09/14/51(a)(b)	697	439,512
3.90%, 09/24/38(a)(b)	1,207	1,070,835
4.00%, 09/24/48(b)	2,072	1,722,720
4.70%, 01/15/53(a)(b)	1,028	949,685
Sysco Corp.
3.15%, 12/14/51	896	599,309
3.30%, 02/15/50	524	369,466
4.45%, 03/15/48	618	519,941
4.50%, 04/01/46	581	492,873
4.85%, 10/01/45	500	449,555
5.38%, 09/21/35	385	389,855
6.60%, 04/01/40	225	245,830
6.60%, 04/01/50	1,319	1,481,762
Tesco PLC, 6.15%, 11/15/37(a)(b)	300	304,759
Tyson Foods Inc.
4.55%, 06/02/47	870	729,657
5.10%, 09/28/48	1,711	1,563,125
5.15%, 08/15/44	467	432,347
		54,691,706
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(b)	447	381,424
5.50%, 11/02/47	330	302,809
5.50%, 04/30/49(a)(b)	430	391,933
International Paper Co.
4.35%, 08/15/48	731	609,680
4.40%, 08/15/47	599	505,887
4.80%, 06/15/44	830	745,340
5.00%, 09/15/35(a)	471	467,529
5.15%, 05/15/46	620	578,871
6.00%, 11/15/41	658	690,980
7.30%, 11/15/39	519	603,066
Suzano Austria GmbH, 7.00%, 03/16/47(b)	1,253	1,342,785
		6,620,304
Gas — 1.0%
APA Infrastructure Ltd.
5.00%, 03/23/35(b)	272	259,379
5.75%, 09/16/44(a)(b)	230	225,551
Atmos Energy Corp.
2.85%, 02/15/52	664	424,527
3.38%, 09/15/49	515	375,696
4.13%, 10/15/44(a)	866	729,083
4.13%, 03/15/49	521	426,670
4.15%, 01/15/43	534	458,860
4.30%, 10/01/48	606	517,388
5.00%, 12/15/54	355	330,837
5.50%, 06/15/41	440	443,950

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.75%, 10/15/52	$532	$556,282
6.20%, 11/15/53	564	624,986
Boston Gas Co.
4.49%, 02/15/42(b)	450	376,910
6.12%, 07/20/53(b)	410	415,243
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(b)	680	533,587
4.49%, 03/04/49(b)	487	393,116
4.50%, 03/10/46(a)(b)	387	317,957
6.42%, 07/18/54(b)	410	430,400
CenterPoint Energy Resources Corp.
4.10%, 09/01/47	328	261,687
5.85%, 01/15/41	321	329,892
6.63%, 11/01/37(a)	230	253,069
Centrica PLC, 5.38%, 10/16/43(b)	399	358,888
East Ohio Gas Co. (The), 3.00%, 06/15/50(b)	907	578,367
KeySpan Gas East Corp.
3.59%, 01/18/52(a)(b)	524	360,609
5.82%, 04/01/41(b)	570	565,704
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	645	734,702
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	360	399,542
NiSource Inc.
3.95%, 03/30/48	732	578,667
4.38%, 05/15/47	1,017	858,865
4.80%, 02/15/44	815	735,344
5.00%, 06/15/52(a)	464	424,666
5.25%, 02/15/43	522	504,707
5.65%, 02/01/45	523	525,442
5.80%, 02/01/42	274	273,810
5.95%, 06/15/41	287	295,081
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)(d)	295	294,447
ONE Gas Inc.
4.50%, 11/01/48	432	373,343
4.66%, 02/01/44	676	604,746
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	492	340,574
3.64%, 11/01/46	285	209,761
4.65%, 08/01/43(a)	354	314,996
5.05%, 05/15/52	407	372,461
5.10%, 02/15/35	325	319,015
Southern California Gas Co.
3.75%, 09/15/42	350	282,520
4.45%, 03/15/44	275	237,396
5.13%, 11/15/40(a)	316	307,220
5.60%, 04/01/54(a)	520	526,204
5.75%, 06/01/53	444	457,712
6.35%, 11/15/52(a)	658	734,070
Series KK, 5.75%, 11/15/35(a)	270	277,949
Series UU, 4.13%, 06/01/48	404	329,067
Series VV, 4.30%, 01/15/49	544	458,057
Series WW, 3.95%, 02/15/50(a)	405	318,084
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	606	476,286
4.40%, 06/01/43	569	490,116
4.40%, 05/30/47	470	390,121
5.88%, 03/15/41(a)	616	641,499
Series 21A, 3.15%, 09/30/51	508	334,955
Southwest Gas Corp.
3.18%, 08/15/51(a)	343	221,009
3.80%, 09/29/46(a)	180	136,142
Security	Par (000)	Value
Gas (continued)
4.15%, 06/01/49	$347	$273,426
Spire Inc., 4.70%, 08/15/44(a)	295	249,741
Spire Missouri Inc., 3.30%, 06/01/51(a)	305	210,022
Washington Gas Light Co.
3.65%, 09/15/49	445	330,596
Series K, 3.80%, 09/15/46(a)	426	333,358
		26,724,357
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50	558	389,802
4.10%, 03/01/48(a)	228	191,798
Stanley Black & Decker Inc.
2.75%, 11/15/50	799	481,270
4.85%, 11/15/48	352	317,621
5.20%, 09/01/40	355	344,196
		1,724,687
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36(a)	1,797	1,767,002
4.75%, 04/15/43(a)	536	516,422
4.90%, 11/30/46	3,303	3,191,926
5.30%, 05/27/40	843	865,397
6.00%, 04/01/39	467	512,839
6.15%, 11/30/37	557	617,047
Alcon Finance Corp.
3.80%, 09/23/49(b)	581	449,149
5.75%, 12/06/52(a)(b)	670	696,551
Baxter International Inc.
3.13%, 12/01/51(a)	958	617,384
3.50%, 08/15/46	455	325,954
4.50%, 06/15/43	335	277,689
6.25%, 12/01/37	140	146,099
Boston Scientific Corp.
4.55%, 03/01/39	452	420,756
4.70%, 03/01/49(a)	636	583,985
6.50%, 11/15/35	404	449,991
7.38%, 01/15/40	330	393,041
Covidien International Finance SA, 6.55%, 10/15/37	195	217,084
Danaher Corp.
2.60%, 10/01/50(a)	1,050	661,592
2.80%, 12/10/51(a)	999	649,117
4.38%, 09/15/45(a)	542	479,441
DH Europe Finance II SARL
3.25%, 11/15/39	873	694,346
3.40%, 11/15/49	1,072	789,360
GE HealthCare Technologies Inc., 6.38%, 11/22/52	1,088	1,213,068
Koninklijke Philips NV
5.00%, 03/15/42	529	488,182
6.88%, 03/11/38	702	786,874
Medtronic Inc.
4.00%, 04/01/43(a)	145	123,424
4.38%, 03/15/35	1,876	1,796,338
4.63%, 03/15/45(a)	1,910	1,745,190
Revvity Inc., 3.63%, 03/15/51	389	276,730
Solventum Corp.
5.90%, 04/30/54(a)(b)	1,370	1,372,495
6.00%, 05/15/64(b)	545	546,302

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51(a)	$848	$622,869
Stryker Corp.
2.90%, 06/15/50(a)	550	369,848
4.10%, 04/01/43	372	312,186
4.38%, 05/15/44	463	398,536
4.63%, 03/15/46	1,222	1,091,611
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	1,417	1,027,400
4.10%, 08/15/47(a)	843	710,434
5.30%, 02/01/44(a)	413	411,401
5.40%, 08/10/43(a)	639	648,017
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35	281	254,444
4.45%, 08/15/45(a)	449	384,331
5.75%, 11/30/39	327	329,256
		30,231,108
Health Care - Services — 4.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	217	139,012
Adventist Health System/West, 3.63%, 03/01/49(a)	265	188,282
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	248	184,638
4.27%, 08/15/48	228	195,275
Series 2020, 3.01%, 06/15/50	145	98,703
Aetna Inc.
3.88%, 08/15/47	1,099	812,549
4.13%, 11/15/42	436	348,609
4.50%, 05/15/42	484	411,124
4.75%, 03/15/44	382	327,031
6.63%, 06/15/36	792	856,166
6.75%, 12/15/37	600	651,667
AHS Hospital Corp.
5.02%, 07/01/45	506	489,560
Series 2021, 2.78%, 07/01/51	169	109,530
Allina Health System
2.90%, 11/15/51	287	184,669
4.81%, 11/15/45(a)	224	205,095
Series 2019, 3.89%, 04/15/49	216	171,374
Ascension Health
3.95%, 11/15/46	994	825,229
4.85%, 11/15/53	470	442,895
Series B, 3.11%, 11/15/39	559	440,696
Banner Health
2.91%, 01/01/42(a)	245	177,995
2.91%, 01/01/51(a)	260	171,967
Series 2020, 3.18%, 01/01/50(a)	388	273,128
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	166,148
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(a)	10	6,034
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	235	171,805
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	296	236,782
Baylor Scott & White Holdings
3.97%, 11/15/46	305	253,786
4.19%, 11/15/45	468	400,342
Series 2021, 2.84%, 11/15/50	1,055	701,385
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	195	124,549
Security	Par (000)	Value
Health Care - Services (continued)
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50(a)	$210	$145,023
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	192	134,211
Children's Health System of Texas, 2.51%, 08/15/50	322	200,881
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47(a)	197	167,161
Series 2020, 2.59%, 02/01/50	266	169,075
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	197,831
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	195	126,998
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	79	52,588
Cigna Group (The)
3.20%, 03/15/40	797	598,822
3.40%, 03/15/50	1,472	1,016,080
3.40%, 03/15/51	1,613	1,104,932
3.88%, 10/15/47	987	747,942
4.80%, 08/15/38	2,407	2,228,866
4.80%, 07/15/46	1,445	1,276,927
4.90%, 12/15/48	3,107	2,755,338
5.38%, 02/15/42(a)	161	151,250
5.60%, 02/15/54	1,590	1,551,647
6.13%, 11/15/41	424	445,236
City of Hope
Series 2013, 5.62%, 11/15/43(a)	417	411,534
Series 2018, 4.38%, 08/15/48	325	271,733
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	350	308,218
CommonSpirit Health
3.82%, 10/01/49	518	399,759
3.91%, 10/01/50	497	384,212
4.19%, 10/01/49	837	684,463
4.35%, 11/01/42(a)	704	604,418
5.55%, 12/01/54	330	329,493
6.46%, 11/01/52	215	239,130
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	139	92,521
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	241	181,901
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	389	282,979
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	244	193,233
Dignity Health
4.50%, 11/01/42(a)	231	200,262
5.27%, 11/01/64	160	149,304
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47(a)	564	458,315
Elevance Health Inc.
3.13%, 05/15/50	1,240	826,277
3.60%, 03/15/51(a)	1,434	1,038,806
3.70%, 09/15/49	881	652,967
4.38%, 12/01/47	1,413	1,174,010
4.55%, 03/01/48	841	717,901
4.55%, 05/15/52(a)	851	716,914
4.63%, 05/15/42	928	820,703
4.65%, 01/15/43	1,001	889,037
4.65%, 08/15/44	807	710,573

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.85%, 08/15/54	$299	$260,651
5.10%, 01/15/44	555	517,385
5.13%, 02/15/53	1,307	1,204,809
5.65%, 06/15/54	1,100	1,096,229
5.70%, 02/15/55	860	864,502
5.85%, 01/15/36	270	280,516
5.85%, 11/01/64	1,075	1,085,278
5.95%, 12/15/34	348	366,540
6.10%, 10/15/52	814	855,606
6.38%, 06/15/37	365	396,540
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(a)	155	121,546
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	114,576
Hackensack Meridian Health Inc.
4.21%, 07/01/48	380	324,746
4.50%, 07/01/57	310	272,437
Series 2020, 2.68%, 09/01/41	545	384,527
Series 2020, 2.88%, 09/01/50	414	271,182
Hartford HealthCare Corp., 3.45%, 07/01/54	80	58,641
HCA Inc.
3.50%, 07/15/51	1,483	1,009,967
4.38%, 03/15/42	530	442,994
4.63%, 03/15/52	2,090	1,717,772
5.13%, 06/15/39	941	888,759
5.25%, 06/15/49	2,236	2,026,375
5.50%, 06/15/47	1,477	1,398,352
5.90%, 06/01/53(a)	1,040	1,028,269
5.95%, 09/15/54	1,015	1,012,542
6.00%, 04/01/54	1,525	1,532,212
6.10%, 04/01/64	665	664,095
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(b)	759	499,026
5.88%, 06/15/54(a)(b)	1,075	1,077,426
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	312	243,384
Humana Inc.
3.95%, 08/15/49	499	370,430
4.63%, 12/01/42	395	336,180
4.80%, 03/15/47	448	380,463
4.95%, 10/01/44	815	711,504
5.50%, 03/15/53	780	725,304
5.75%, 04/15/54	1,105	1,062,619
8.15%, 06/15/38	246	289,966
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	324	269,047
Series 2021, 2.85%, 11/01/51	205	133,750
Inova Health System Foundation, 4.07%, 05/15/52(a)	215	179,311
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	240	178,770
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	145,694
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	396	321,835
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,441	1,225,995
4.88%, 04/01/42	599	570,688
Series 2019, 3.27%, 11/01/49	1,123	815,345
Series 2021, 2.81%, 06/01/41	1,297	949,594
Series 2021, 3.00%, 06/01/51	1,483	1,011,220
Security	Par (000)	Value
Health Care - Services (continued)
Laboratory Corp. of America Holdings, 4.70%, 02/01/45(a)	$964	$851,048
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	142	114,815
Series 2020, 3.19%, 07/01/49	89	64,260
Series 2020, 3.34%, 07/01/60	399	275,398
Mayo Clinic
3.77%, 11/15/43	160	133,578
Series 2013, 4.00%, 11/15/47	100	84,045
Series 2016, 4.13%, 11/15/52(a)	253	214,544
Series 2021, 3.20%, 11/15/61(a)	541	366,240
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	331	284,860
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	59,830
Memorial Health Services, 3.45%, 11/01/49	324	243,817
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	155	131,468
5.00%, 07/01/42	396	387,077
Series 2015, 4.20%, 07/01/55	470	395,226
Series 2020, 2.96%, 01/01/50	50	34,350
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50(a)	256	166,931
Montefiore Obligated Group
4.29%, 09/01/50	135	101,879
Series 18-C, 5.25%, 11/01/48	162	141,863
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	199	153,102
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48(a)	199	143,830
Series 2019, 3.74%, 07/01/49(a)	570	377,774
Series 2020, 3.39%, 07/01/50	364	218,259
MultiCare Health System, 2.80%, 08/15/50	196	118,228
MyMichigan Health, Series 2020, 3.41%, 06/01/50(a)	265	193,083
Nationwide Children's Hospital Inc., 4.56%, 11/01/52(a)	247	225,823
New York and Presbyterian Hospital (The)
2.26%, 08/01/40(a)	185	126,911
2.61%, 08/01/60(a)	155	89,829
3.56%, 08/01/36	175	150,956
4.02%, 08/01/45	310	261,318
4.06%, 08/01/56	198	163,141
4.76%, 08/01/2116(a)	180	153,285
Series 2019, 3.95%	250	179,694
Northwell Healthcare Inc.
3.81%, 11/01/49(a)	463	349,504
3.98%, 11/01/46	180	142,950
4.26%, 11/01/47	929	765,359
6.15%, 11/01/43	285	298,237
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	219	141,686
Novant Health Inc.
2.64%, 11/01/36	266	205,009
3.17%, 11/01/51	762	524,972
3.32%, 11/01/61(a)	407	271,743
4.37%, 11/01/43	245	212,730
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	54	34,187
NYU Langone Hospitals
5.75%, 07/01/43	80	83,782

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 2020, 3.38%, 07/01/55	$430	$302,886
Ochsner Clinic Foundation, 5.90%, 05/15/45	200	195,143
OhioHealth Corp.
2.83%, 11/15/41	260	186,902
Series 2020, 3.04%, 11/15/50(a)	192	135,396
Orlando Health Obligated Group
3.33%, 10/01/50(a)	115	84,352
4.09%, 10/01/48(a)	190	155,850
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	306	273,404
Series 2020, 3.22%, 11/15/50	460	306,964
Piedmont Healthcare Inc.
2.86%, 01/01/52	421	271,050
Series 2042, 2.72%, 01/01/42	177	125,617
Presbyterian Healthcare Services, 4.88%, 08/01/52	237	224,630
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51(a)	822	497,624
Series A, 3.93%, 10/01/48	374	291,108
Series I, 3.74%, 10/01/47	345	266,441
Queen's Health Systems (The), 4.81%, 07/01/52	170	159,762
Quest Diagnostics Inc., 4.70%, 03/30/45	383	341,920
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	205	143,981
Roche Holdings Inc.
2.61%, 12/13/51(a)(b)	2,056	1,282,140
4.00%, 11/28/44(a)(b)	678	574,957
5.22%, 03/08/54(b)	1,725	1,725,207
7.00%, 03/01/39(a)(b)	965	1,147,443
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	475	307,777
Sentara Health, 2.93%, 11/01/51(a)	195	130,646
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	201	125,492
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45(a)	225	210,050
Stanford Health Care
3.03%, 08/15/51	172	118,130
Series 2018, 3.80%, 11/15/48	499	402,335
Summa Health, 3.51%, 11/15/51	208	152,845
Sutter Health
5.55%, 08/15/53(a)	10	10,402
Series 2018, 4.09%, 08/15/48	198	166,312
Series 20A, 3.16%, 08/15/40	145	112,162
Series 20A, 3.36%, 08/15/50	390	284,780
Texas Health Resources
2.33%, 11/15/50	175	104,298
4.33%, 11/15/55(a)	190	164,613
Toledo Hospital (The), 5.75%, 11/15/38	170	171,466
Trinity Health Corp.
4.13%, 12/01/45	213	180,090
Series 2019, 3.43%, 12/01/48(a)	218	166,708
Series 2021, 2.63%, 12/01/40	291	208,050
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	110	104,144
UnitedHealth Group Inc.
2.75%, 05/15/40	1,090	790,953
2.90%, 05/15/50	1,361	892,021
3.05%, 05/15/41	1,402	1,050,018
3.13%, 05/15/60	1,115	707,816
3.25%, 05/15/51	2,169	1,513,841
3.50%, 08/15/39	1,347	1,103,496
Security	Par (000)	Value
Health Care - Services (continued)
3.70%, 08/15/49	$1,425	$1,085,753
3.75%, 10/15/47	986	765,097
3.88%, 08/15/59	1,060	788,195
3.95%, 10/15/42	635	529,637
4.20%, 01/15/47	865	728,224
4.25%, 03/15/43	839	736,386
4.25%, 04/15/47	803	673,419
4.25%, 06/15/48	1,386	1,164,771
4.38%, 03/15/42	526	468,163
4.45%, 12/15/48	1,118	966,150
4.63%, 07/15/35	870	843,644
4.63%, 11/15/41	598	549,760
4.75%, 07/15/45(a)	2,262	2,081,854
4.75%, 05/15/52	2,025	1,826,823
4.95%, 05/15/62	957	870,402
5.05%, 04/15/53	2,217	2,088,517
5.20%, 04/15/63	1,792	1,683,119
5.38%, 04/15/54(a)	1,775	1,744,939
5.50%, 07/15/44	1,965	1,987,038
5.50%, 04/15/64	1,200	1,181,424
5.63%, 07/15/54	2,950	3,000,733
5.70%, 10/15/40	324	335,720
5.75%, 07/15/64	1,935	1,972,055
5.80%, 03/15/36	865	913,400
5.88%, 02/15/53	2,155	2,258,484
5.95%, 02/15/41	790	833,591
6.05%, 02/15/63(a)	1,516	1,610,137
6.50%, 06/15/37	520	577,505
6.63%, 11/15/37	680	767,116
6.88%, 02/15/38	1,160	1,343,550
UPMC, 5.38%, 05/15/43	172	171,201
WakeMed, Series A, 3.29%, 10/01/52	90	64,270
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	190	124,876
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	259	228,363
Series 2021, 3.07%, 03/01/51	333	215,912
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	90	54,684
		132,012,850
Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44(a)(b)	457	495,255
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(a)(b)	802	594,730
JAB Holdings BV
3.75%, 05/28/51(b)	385	254,394
4.50%, 04/08/52(b)	415	318,415
		1,662,794
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61(a)	237	190,992
6.00%, 01/15/43(a)	416	428,057
PulteGroup Inc., 6.00%, 02/15/35(a)	170	177,955
		797,004
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51	528	341,901
Whirlpool Corp.
4.50%, 06/01/46(a)	581	470,435
4.60%, 05/15/50(a)	639	514,014

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
5.15%, 03/01/43	$276	$245,938
		1,572,288
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47	306	243,264
5.00%, 06/15/52	620	585,654
Kimberly-Clark Corp.
2.88%, 02/07/50(a)	680	464,504
3.20%, 07/30/46	513	371,955
3.70%, 06/01/43(a)	140	111,811
3.90%, 05/04/47	407	330,634
5.30%, 03/01/41	492	494,401
6.63%, 08/01/37(a)	730	841,369
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	420	338,105
4.35%, 09/30/44(a)(b)	303	247,122
4.75%, 10/15/46(b)	870	767,008
4.80%, 09/01/40(b)	528	478,657
		5,274,484
Insurance — 4.9%
Aflac Inc.
4.00%, 10/15/46	326	262,559
4.75%, 01/15/49	659	592,655
6.45%, 08/15/40(a)	274	296,684
AIA Group Ltd.
3.20%, 09/16/40(b)	1,670	1,288,951
4.50%, 03/16/46(a)(b)	600	549,015
4.88%, 03/11/44(b)	382	365,706
4.95%, 03/30/35(b)	200	195,585
5.40%, 09/30/54(b)	200	192,991
Alleghany Corp.
3.25%, 08/15/51	510	352,752
4.90%, 09/15/44	331	309,407
Allstate Corp. (The)
3.85%, 08/10/49	621	479,981
4.20%, 12/15/46	952	787,285
4.50%, 06/15/43	525	458,831
5.55%, 05/09/35(a)	541	554,064
5.95%, 04/01/36	390	417,278
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(d)	474	490,106
American Financial Group Inc./OH, 4.50%, 06/15/47	625	531,195
American International Group Inc.
3.88%, 01/15/35	320	287,009
4.38%, 06/30/50	1,074	913,828
4.50%, 07/16/44	767	668,299
4.75%, 04/01/48	1,040	942,681
4.80%, 07/10/45	813	734,946
6.25%, 05/01/36	700	748,970
AmFam Holdings Inc., 3.83%, 03/11/51(b)	347	209,947
Aon Corp., 6.25%, 09/30/40(a)	267	283,691
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	808	512,082
3.90%, 02/28/52	1,111	855,139
Aon Global Ltd.
4.25%, 12/12/42	316	259,809
4.45%, 05/24/43	100	84,617
4.60%, 06/14/44	525	460,038
4.75%, 05/15/45(a)	638	569,040
Security	Par (000)	Value
Insurance (continued)
Aon North America Inc., 5.75%, 03/01/54(a)	$2,070	$2,094,824
Arch Capital Finance LLC, 5.03%, 12/15/46	465	425,248
Arch Capital Group Ltd., 3.64%, 06/30/50	1,161	857,895
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	489	456,982
Arthur J Gallagher & Co.
3.05%, 03/09/52	287	181,763
3.50%, 05/20/51	895	629,321
5.75%, 03/02/53	638	636,902
5.75%, 07/15/54	497	500,129
6.75%, 02/15/54	615	699,361
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (1mo. LIBOR US + 2.215%)(a)(b)(d)	260	237,635
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51(a)	490	348,611
Athene Holding Ltd.
3.45%, 05/15/52	575	380,237
3.95%, 05/25/51	538	397,389
6.25%, 04/01/54	1,025	1,052,660
Augustar Life Insurance Co., 6.88%, 06/15/42(b)	320	295,592
AXA SA, 6.38%, (1-day SOFR Index + 2.256%)(b)(d)(e)	250	274,974
Axis Specialty Finance PLC, 5.15%, 04/01/45(a)	134	119,428
Beacon Funding Trust, 6.27%, 08/15/54(b)	800	801,533
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	776	478,454
2.85%, 10/15/50	1,880	1,230,373
3.85%, 03/15/52	2,860	2,259,132
4.20%, 08/15/48	2,356	2,029,496
4.25%, 01/15/49	2,145	1,872,675
4.30%, 05/15/43	566	506,877
4.40%, 05/15/42(a)	813	752,116
5.75%, 01/15/40	814	876,798
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	864	810,469
Brighthouse Financial Inc.
3.85%, 12/22/51	333	225,586
4.70%, 06/22/47(a)	921	730,291
Brown & Brown Inc., 4.95%, 03/17/52	585	512,327
Chubb Corp. (The)
6.00%, 05/11/37	745	800,945
Series 1, 6.50%, 05/15/38	638	716,239
Chubb INA Holdings LLC
2.85%, 12/15/51	678	447,881
3.05%, 12/15/61	1,119	713,490
4.15%, 03/13/43	464	399,174
4.35%, 11/03/45	1,495	1,308,228
6.70%, 05/15/36	356	402,540
Cincinnati Financial Corp., 6.13%, 11/01/34	385	408,207
Corebridge Financial Inc.
4.35%, 04/05/42	400	339,829
4.40%, 04/05/52(a)	1,313	1,078,697
Empower Finance 2020 LP, 3.08%, 09/17/51(a)(b)	747	484,385
Equitable Holdings Inc., 5.00%, 04/20/48(a)	1,355	1,245,957
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	1,138	721,679
3.50%, 10/15/50	1,041	719,319
4.87%, 06/01/44	440	390,124
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55(b)	675	681,251
6.35%, 03/22/54	1,000	1,040,306
Farmers Insurance Exchange, 4.75%, 11/01/57, (3-mo. LIBOR US + 3.231%)(a)(b)(d)	232	186,161

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Fidelity National Financial Inc., 3.20%, 09/17/51	$380	$243,329
Five Corners Funding Trust IV, 6.00%, 02/15/53(b)	711	747,017
Global Atlantic Fin Co., 6.75%, 03/15/54(b)	852	871,265
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(b)	498	430,174
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	791	638,800
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)(b)	304	211,370
4.85%, 01/24/77(b)	568	489,488
4.88%, 06/19/64(b)	365	318,327
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	765	491,055
3.60%, 08/19/49	878	656,326
4.30%, 04/15/43	314	269,469
4.40%, 03/15/48	435	371,938
5.95%, 10/15/36	325	340,128
6.10%, 10/01/41	393	410,408
6.63%, 03/30/40	302	332,008
Hill City Funding Trust, 4.05%, 08/15/41(a)(b)	430	342,184
Jackson Financial Inc., 4.00%, 11/23/51	577	416,515
Liberty Mutual Group Inc.
3.95%, 10/15/50(a)(b)	1,465	1,088,762
3.95%, 05/15/60(b)	598	418,203
4.85%, 08/01/44(a)(b)	115	99,736
5.50%, 06/15/52(b)	1,268	1,193,673
6.50%, 03/15/35(a)(b)	285	287,825
6.50%, 05/01/42(a)(b)	242	241,155
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	210	243,366
Lincoln National Corp.
4.35%, 03/01/48	431	344,282
4.38%, 06/15/50(a)	286	226,326
6.30%, 10/09/37	291	309,326
7.00%, 06/15/40	483	541,079
Loews Corp.
4.13%, 05/15/43	535	458,888
6.00%, 02/01/35	291	313,661
Manulife Financial Corp., 5.38%, 03/04/46	804	796,500
Maple Grove Funding Trust I, 4.16%, 08/15/51(b)	463	317,270
Markel Group Inc.
3.45%, 05/07/52	616	419,842
4.15%, 09/17/50	475	370,127
4.30%, 11/01/47	283	226,786
5.00%, 03/30/43	285	259,094
5.00%, 04/05/46	606	542,955
5.00%, 05/20/49	613	550,036
6.00%, 05/16/54	630	642,441
Marsh & McLennan Companies Inc.
2.90%, 12/15/51(a)	414	266,174
4.20%, 03/01/48	634	527,676
4.35%, 01/30/47(a)	524	445,750
4.75%, 03/15/39	522	494,266
4.90%, 03/15/49	1,206	1,114,633
5.35%, 11/15/44	475	474,192
5.40%, 03/15/55	1,975	1,962,480
5.45%, 03/15/53	612	608,336
5.45%, 03/15/54	540	537,951
5.70%, 09/15/53(a)	999	1,028,777
6.25%, 11/01/52	510	565,999
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	680	422,740
Security	Par (000)	Value
Insurance (continued)
3.38%, 04/15/50(b)	$739	$518,489
3.73%, 10/15/70(b)	888	605,020
4.50%, 04/15/65(b)	211	163,409
4.90%, 04/01/77(b)	418	354,585
5.08%, 02/15/69, (3-mo. LIBOR US + 3.191%)(a)(b)(d)	835	740,544
5.38%, 12/01/41(a)(b)	256	234,095
5.67%, 12/01/52(b)	546	540,017
MetLife Capital Trust IV, 7.88%, 12/15/67(b)	650	714,080
MetLife Inc.
4.05%, 03/01/45	1,075	894,781
4.13%, 08/13/42	812	692,058
4.60%, 05/13/46	712	639,810
4.72%, 12/15/44	537	487,759
4.88%, 11/13/43	962	899,819
5.00%, 07/15/52(a)	1,045	976,371
5.25%, 01/15/54(a)	1,058	1,037,553
5.30%, 12/15/34	400	404,081
5.70%, 06/15/35	984	1,029,766
5.88%, 02/06/41	776	810,660
6.40%, 12/15/66	1,168	1,219,328
9.25%, 04/08/68(b)	405	480,029
10.75%, 08/01/69	413	573,205
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	267	273,493
6.80%, 06/15/36(b)	93	100,833
National Life Insurance Co., 5.25%, 07/19/68, (3-mo. LIBOR US + 3.314%)(a)(b)(d)	205	172,264
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	1,120	852,488
5.30%, 11/18/44(a)(b)	272	256,749
6.75%, 05/15/87	275	281,509
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,370	1,060,161
4.95%, 04/22/44(b)	449	387,782
9.38%, 08/15/39(b)	642	829,505
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,392	1,060,113
4.45%, 05/15/69(b)	980	804,231
6.75%, 11/15/39(b)	924	1,042,981
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(b)	933	668,588
3.63%, 09/30/59(a)(b)	1,263	890,132
3.85%, 09/30/47(b)	1,204	929,963
6.06%, 03/30/40(a)(b)	1,191	1,254,582
Old Republic International Corp., 3.85%, 06/11/51	647	467,910
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(a)(b)	241	179,082
Pacific Life Insurance Co.
4.30%, 10/24/67, (3-mo. LIBOR US + 2.796%)(b)(d)	710	568,132
9.25%, 06/15/39(b)	305	412,037
Pacific LifeCorp.
3.35%, 09/15/50(a)(b)	849	589,245
5.13%, 01/30/43(b)	394	370,606
5.40%, 09/15/52(a)(b)	770	747,969
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	355	231,875
Pine Street Trust II, 5.57%, 02/15/49(b)	458	440,891
Pine Street Trust III, 6.22%, 05/15/54(a)(b)	375	388,912

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group Inc.
4.30%, 11/15/46(a)	$332	$281,057
4.35%, 05/15/43	311	269,852
4.63%, 09/15/42	201	181,649
5.50%, 03/15/53	342	337,557
6.05%, 10/15/36	496	525,827
Progressive Corp. (The)
3.70%, 01/26/45	419	331,770
3.70%, 03/15/52	525	397,890
3.95%, 03/26/50	568	457,103
4.13%, 04/15/47	936	781,962
4.20%, 03/15/48(a)	590	497,924
4.35%, 04/25/44	379	333,350
Protective Life Corp., 5.35%, 08/10/52(b)	10	8,979
Prudential Financial Inc.
3.00%, 03/10/40	462	350,334
3.70%, 03/13/51(a)	1,570	1,186,311
3.91%, 12/07/47	983	774,501
3.94%, 12/07/49	1,121	882,738
4.35%, 02/25/50	1,025	868,394
4.42%, 03/27/48	400	342,406
4.60%, 05/15/44	728	658,255
5.70%, 12/14/36	727	762,875
6.63%, 12/01/37	333	373,112
6.63%, 06/21/40(a)	339	375,306
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	210	181,174
Selective Insurance Group Inc., 5.38%, 03/01/49	222	211,546
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	30	26,262
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	1,371	958,634
4.27%, 05/15/47(a)(b)	2,017	1,666,623
4.90%, 09/15/44(b)	1,536	1,399,721
6.85%, 12/16/39(b)	1,090	1,232,719
Transatlantic Holdings Inc., 8.00%, 11/30/39	332	416,878
Travelers Companies Inc. (The)
2.55%, 04/27/50	575	353,484
3.05%, 06/08/51	770	527,909
3.75%, 05/15/46	424	336,042
4.00%, 05/30/47	682	560,051
4.05%, 03/07/48	485	401,604
4.10%, 03/04/49	546	451,071
4.30%, 08/25/45	431	371,114
4.60%, 08/01/43	470	426,705
5.35%, 11/01/40	754	757,007
5.45%, 05/25/53	790	804,930
6.25%, 06/15/37	830	911,693
6.75%, 06/20/36	367	417,013
Trinity Acquisition PLC, 6.13%, 08/15/43	244	243,223
Unum Group
4.13%, 06/15/51	665	506,041
4.50%, 12/15/49	490	400,464
5.75%, 08/15/42	450	446,628
6.00%, 06/15/54(a)	410	415,452
W R Berkley Corp.
3.15%, 09/30/61	304	187,812
3.55%, 03/30/52(a)	392	280,455
4.00%, 05/12/50	507	399,319
4.75%, 08/01/44	333	299,834
Security	Par (000)	Value
Insurance (continued)
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(b)	$355	$247,564
5.15%, 01/15/49(b)	345	317,333
Willis North America Inc.
3.88%, 09/15/49	600	453,960
5.05%, 09/15/48	403	363,681
5.90%, 03/05/54	860	863,560
WR Berkley Corp., 6.25%, 02/15/37	265	279,672
XL Group Ltd., 5.25%, 12/15/43	345	326,086
		135,034,647
Internet — 2.1%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	938	671,302
3.15%, 02/09/51	1,715	1,176,097
3.25%, 02/09/61	965	634,761
4.00%, 12/06/37	1,032	910,294
4.20%, 12/06/47(a)	1,892	1,599,323
4.40%, 12/06/57(a)	899	760,377
4.50%, 11/28/34	563	536,091
Alphabet Inc.
1.90%, 08/15/40	1,182	796,228
2.05%, 08/15/50(a)	2,449	1,440,306
2.25%, 08/15/60(a)	2,087	1,194,133
Amazon.com Inc.
2.50%, 06/03/50	2,485	1,548,369
2.70%, 06/03/60	2,084	1,256,434
2.88%, 05/12/41	1,824	1,377,507
3.10%, 05/12/51	3,466	2,432,877
3.25%, 05/12/61	1,889	1,282,640
3.88%, 08/22/37	2,660	2,388,728
3.95%, 04/13/52	2,696	2,215,608
4.05%, 08/22/47	3,727	3,164,699
4.10%, 04/13/62(a)	1,414	1,155,083
4.25%, 08/22/57	2,251	1,923,168
4.80%, 12/05/34	916	922,622
4.95%, 12/05/44(a)	1,673	1,646,430
eBay Inc.
3.65%, 05/10/51	1,005	735,759
4.00%, 07/15/42	740	603,622
JD.com Inc., 4.13%, 01/14/50	203	168,149
Meta Platforms Inc.
4.45%, 08/15/52	2,764	2,428,054
4.65%, 08/15/62	1,629	1,445,233
5.40%, 08/15/54	3,370	3,385,406
5.55%, 08/15/64	2,465	2,498,580
5.60%, 05/15/53	2,574	2,668,222
5.75%, 05/15/63	1,871	1,952,913
Netflix Inc., 5.40%, 08/15/54	500	502,885
Prosus NV
3.83%, 02/08/51(b)	1,680	1,126,340
4.03%, 08/03/50(b)	1,267	884,914
4.99%, 01/19/52(b)	852	689,470
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	2,047	1,442,072
3.29%, 06/03/60(b)	795	533,186
3.68%, 04/22/41(a)(b)	807	661,171
3.84%, 04/22/51(a)(b)	1,820	1,430,488
3.93%, 01/19/38(a)(b)	1,040	911,790
3.94%, 04/22/61(a)(b)	831	641,804
4.53%, 04/11/49(b)	444	396,919

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Uber Technologies Inc., 5.35%, 09/15/54(a)	$157	$149,727
		56,289,781
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(a)	555	554,885
6.75%, 03/01/41	538	566,743
7.00%, 10/15/39	727	793,223
GUSAP III LP, 7.25%, 04/16/44(b)	202	228,370
Nucor Corp.
2.98%, 12/15/55(a)	669	418,808
3.85%, 04/01/52(a)	495	383,573
4.40%, 05/01/48(a)	316	274,047
5.20%, 08/01/43(a)	422	411,973
6.40%, 12/01/37(a)	585	646,828
Reliance Inc., 6.85%, 11/15/36(a)	290	320,427
Steel Dynamics Inc., 3.25%, 10/15/50(a)	504	344,740
Vale Overseas Ltd.
6.40%, 06/28/54	1,070	1,074,867
6.88%, 11/21/36	584	638,800
6.88%, 11/10/39	786	856,063
Vale SA, 5.63%, 09/11/42(a)	416	415,948
		7,929,295
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52(a)	395	318,473
Harley-Davidson Inc., 4.63%, 07/28/45(a)	249	204,125
		522,598
Lodging — 0.0%
Marriott International Inc./MD, 5.35%, 03/15/35	180	179,055
Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	611	555,387
Caterpillar Inc.
3.25%, 09/19/49	1,245	907,029
3.25%, 04/09/50	1,224	888,903
3.80%, 08/15/42	1,730	1,443,004
4.30%, 05/15/44	451	399,453
4.75%, 05/15/64	410	371,781
5.20%, 05/27/41	881	882,990
5.30%, 09/15/35	204	211,341
6.05%, 08/15/36	453	499,228
Deere & Co.
2.88%, 09/07/49	670	460,379
3.75%, 04/15/50(a)	916	740,200
3.90%, 06/09/42(a)	1,215	1,039,842
Dover Corp.
5.38%, 10/15/35	250	256,151
5.38%, 03/01/41	382	377,620
6.60%, 03/15/38(a)	311	342,876
Ingersoll Rand Inc., 5.70%, 06/15/54(a)	605	621,562
Otis Worldwide Corp.
3.11%, 02/15/40(a)	725	564,454
3.36%, 02/15/50	735	530,035
Rockwell Automation Inc.
2.80%, 08/15/61	360	210,401
4.20%, 03/01/49(a)	754	640,523
6.25%, 12/01/37	320	348,597
Xylem Inc./New York, 4.38%, 11/01/46	280	236,861
		12,528,617
Security	Par (000)	Value
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46	$508	$362,113
3.25%, 08/26/49	1,076	764,720
3.63%, 10/15/47	576	434,836
3.70%, 04/15/50(a)	682	525,226
3.88%, 06/15/44	339	276,565
4.00%, 09/14/48(a)	1,185	992,052
5.70%, 03/15/37(a)	646	684,987
Eaton Corp.
3.92%, 09/15/47	385	310,196
4.15%, 11/02/42	1,070	925,052
4.70%, 08/23/52	767	705,001
Illinois Tool Works Inc.
3.90%, 09/01/42	1,228	1,032,174
4.88%, 09/15/41	575	551,533
Parker-Hannifin Corp.
4.00%, 06/14/49(a)	904	740,056
4.10%, 03/01/47(a)	614	503,165
4.20%, 11/21/34	482	453,420
4.45%, 11/21/44	537	473,411
6.25%, 05/15/38	370	402,069
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	1,406	1,046,057
3.30%, 09/15/46(b)	1,278	949,290
4.20%, 03/16/47(b)	1,265	1,080,035
4.40%, 05/27/45(b)	1,973	1,756,267
		14,968,225
Media — 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	1,460	999,354
3.50%, 03/01/42	1,281	865,753
3.70%, 04/01/51	2,204	1,376,614
3.85%, 04/01/61	1,994	1,197,635
3.90%, 06/01/52	2,497	1,605,383
3.95%, 06/30/62	1,540	931,947
4.40%, 12/01/61	1,361	909,308
4.80%, 03/01/50	3,059	2,295,107
5.13%, 07/01/49	1,281	1,007,820
5.25%, 04/01/53(a)	1,672	1,338,728
5.38%, 04/01/38(a)	685	610,153
5.38%, 05/01/47	2,664	2,177,604
5.50%, 04/01/63	1,036	823,644
5.75%, 04/01/48	2,286	1,953,052
6.38%, 10/23/35	2,013	2,013,782
6.48%, 10/23/45	3,510	3,316,157
6.83%, 10/23/55	565	548,654
Comcast Corp.
2.45%, 08/15/52(a)	1,732	1,001,149
2.65%, 08/15/62	1,157	646,033
2.80%, 01/15/51(a)	1,634	1,026,293
2.89%, 11/01/51	5,229	3,319,248
2.94%, 11/01/56	5,998	3,706,051
2.99%, 11/01/63	4,044	2,414,245
3.20%, 07/15/36	1,087	896,103
3.25%, 11/01/39	1,347	1,048,197
3.40%, 07/15/46	1,546	1,134,281
3.45%, 02/01/50	1,771	1,276,307
3.75%, 04/01/40	1,753	1,447,946
3.90%, 03/01/38	1,107	955,393
3.97%, 11/01/47	1,967	1,562,475

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.00%, 08/15/47	$1,004	$804,888
4.00%, 03/01/48	1,098	879,388
4.00%, 11/01/49	2,290	1,816,672
4.05%, 11/01/52	1,145	904,343
4.40%, 08/15/35	786	737,951
4.60%, 10/15/38	1,057	977,065
4.60%, 08/15/45	817	726,830
4.65%, 07/15/42	631	571,245
4.70%, 10/15/48	1,863	1,680,140
4.75%, 03/01/44	479	434,579
4.95%, 10/15/58	1,144	1,043,385
5.35%, 05/15/53(a)	1,785	1,730,085
5.50%, 05/15/64(a)	1,456	1,420,287
5.65%, 06/15/35(a)	786	818,100
5.65%, 06/01/54	1,217	1,234,700
6.40%, 03/01/40	185	201,310
6.45%, 03/15/37	630	691,758
6.50%, 11/15/35	612	679,480
6.55%, 07/01/39	340	376,788
6.95%, 08/15/37	468	536,156
Cox Communications Inc.
2.95%, 10/01/50(b)	585	351,426
3.60%, 06/15/51(a)(b)	562	381,453
4.50%, 06/30/43(a)(b)	361	295,130
4.60%, 08/15/47(b)	205	165,080
4.70%, 12/15/42(b)	201	165,449
4.80%, 02/01/35(a)(b)	249	230,936
5.80%, 12/15/53(b)	755	707,850
5.95%, 09/01/54(b)	750	714,940
8.38%, 03/01/39(b)	315	374,412
Discovery Communications LLC
4.00%, 09/15/55(a)	385	250,528
4.65%, 05/15/50	115	83,579
5.00%, 09/20/37(a)	785	666,268
5.20%, 09/20/47	615	479,868
5.30%, 05/15/49	308	240,369
6.35%, 06/01/40	737	690,391
Fox Corp.
5.48%, 01/25/39(a)	1,066	1,030,103
5.58%, 01/25/49	1,543	1,464,711
Grupo Televisa SAB
5.00%, 05/13/45(a)	758	581,625
5.25%, 05/24/49(a)	450	358,519
6.13%, 01/31/46(a)	871	788,540
6.63%, 01/15/40	426	405,921
NBCUniversal Media LLC
4.45%, 01/15/43	785	692,409
5.95%, 04/01/41	508	529,269
6.40%, 04/30/40	335	364,813
Paramount Global
4.38%, 03/15/43	1,268	913,782
4.60%, 01/15/45	506	364,612
4.85%, 07/01/42(a)	362	281,185
4.90%, 08/15/44(a)	445	331,368
4.95%, 05/19/50	1,339	998,287
5.25%, 04/01/44	280	216,993
5.85%, 09/01/43	1,126	958,280
5.90%, 10/15/40	215	186,633
6.88%, 04/30/36	868	865,801
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	398	430,916
Security	Par (000)	Value
Media (continued)
Thomson Reuters Corp.
5.50%, 08/15/35	$473	$481,251
5.65%, 11/23/43	305	302,604
5.85%, 04/15/40	375	386,657
Time Warner Cable LLC
4.50%, 09/15/42	1,388	1,037,416
5.50%, 09/01/41	1,392	1,172,253
5.88%, 11/15/40	1,208	1,066,973
6.55%, 05/01/37	1,362	1,309,760
6.75%, 06/15/39	1,379	1,340,214
7.30%, 07/01/38	1,957	1,993,838
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	608	421,737
3.70%, 12/01/42	497	399,045
4.13%, 06/01/44	1,042	881,947
4.38%, 08/16/41	350	311,634
Series E, 4.13%, 12/01/41	650	557,725
Walt Disney Co. (The)
2.75%, 09/01/49	2,448	1,582,872
3.50%, 05/13/40	1,771	1,434,945
3.60%, 01/13/51(a)	2,905	2,195,924
3.80%, 05/13/60	1,465	1,101,217
4.63%, 03/23/40(a)	725	684,855
4.70%, 03/23/50(a)	1,748	1,607,205
4.75%, 09/15/44	662	611,694
4.75%, 11/15/46	525	483,367
4.95%, 10/15/45	533	503,341
5.40%, 10/01/43	730	733,239
6.15%, 03/01/37	310	334,592
6.15%, 02/15/41	548	594,718
6.20%, 12/15/34(a)	839	921,949
6.40%, 12/15/35	948	1,051,114
6.65%, 11/15/37	1,357	1,537,696
7.75%, 12/01/45	360	465,235
		107,738,029
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43	506	422,260
4.20%, 06/15/35	248	234,002
4.38%, 06/15/45	533	466,132
Valmont Industries Inc.
5.00%, 10/01/44	485	445,731
5.25%, 10/01/54	241	222,168
		1,790,293
Mining — 1.7%
Anglo American Capital PLC
3.95%, 09/10/50(b)	681	523,426
4.75%, 03/16/52(a)(b)	893	772,117
6.00%, 04/05/54(b)	323	332,538
Barrick Gold Corp.
5.25%, 04/01/42	265	259,331
6.45%, 10/15/35	266	290,332
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	684	738,031
Barrick North America Finance LLC
5.70%, 05/30/41	983	996,107
5.75%, 05/01/43	999	1,019,695
7.50%, 09/15/38	285	331,965
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	800	832,761

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	$1,086	$942,929
5.00%, 09/30/43	2,514	2,413,964
5.50%, 09/08/53	778	790,181
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(b)	768	481,338
3.70%, 01/30/50(b)	2,683	1,875,124
4.25%, 07/17/42(b)	1,000	796,259
4.38%, 02/05/49(b)	1,381	1,087,882
4.50%, 08/01/47(a)(b)	1,522	1,219,062
4.88%, 11/04/44(b)	742	632,438
5.63%, 09/21/35(b)	114	113,225
5.63%, 10/18/43(b)	1,140	1,070,879
6.15%, 10/24/36(a)(b)	613	627,309
6.30%, 09/08/53(b)	1,215	1,219,467
6.44%, 01/26/36(b)	1,427	1,485,065
Freeport Indonesia PT, 6.20%, 04/14/52(b)	1,082	1,095,655
Freeport-McMoRan Inc.
5.40%, 11/14/34	608	608,414
5.45%, 03/15/43	1,932	1,854,154
Fresnillo PLC, 4.25%, 10/02/50(b)	825	615,576
Glencore Canada Corp., 6.20%, 06/15/35	318	338,522
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	548	531,144
6.00%, 11/15/41(b)	581	585,864
6.90%, 11/15/37(b)	518	572,360
Glencore Funding LLC
3.38%, 09/23/51(a)(b)	507	345,407
3.88%, 04/27/51(a)(b)	589	440,187
5.89%, 04/04/54(a)(b)	540	545,864
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(b)	555	530,511
6.76%, 11/15/48(a)(b)	484	515,878
Industrias Penoles SAB de CV
4.75%, 08/06/50(a)(b)	512	399,738
5.65%, 09/12/49(b)	565	502,980
Kinross Gold Corp., 6.88%, 09/01/41	315	341,832
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	967	751,898
Newmont Corp.
4.88%, 03/15/42	1,067	1,001,433
5.45%, 06/09/44(a)	470	467,595
5.88%, 04/01/35	425	448,500
6.25%, 10/01/39	858	929,580
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50	474	400,779
5.75%, 11/15/41	532	542,584
Rio Tinto Alcan Inc., 5.75%, 06/01/35	259	272,757
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,400	892,708
5.20%, 11/02/40	1,183	1,176,295
Rio Tinto Finance USA PLC
4.13%, 08/21/42(a)	878	757,222
4.75%, 03/22/42	538	506,503
5.13%, 03/09/53	1,138	1,094,293
Southern Copper Corp.
5.25%, 11/08/42	1,396	1,302,645
5.88%, 04/23/45	1,446	1,447,264
6.75%, 04/16/40(a)	1,167	1,282,457
7.50%, 07/27/35(a)	1,148	1,324,986
		45,275,010
Security	Par (000)	Value
Oil & Gas — 6.0%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)	$185	$173,158
Aker BP ASA, 5.80%, 10/01/54(b)	495	463,664
Apache Corp.
4.75%, 04/15/43	410	330,271
5.10%, 09/01/40(a)	1,351	1,166,398
5.25%, 02/01/42	425	367,745
5.35%, 07/01/49	500	415,117
6.00%, 01/15/37	308	308,391
BG Energy Capital PLC, 5.13%, 10/15/41(b)	894	856,230
BP Capital Markets America Inc.
2.77%, 11/10/50	1,594	996,057
2.94%, 06/04/51(a)	2,327	1,497,437
3.00%, 02/24/50	2,145	1,409,446
3.00%, 03/17/52(a)	1,390	905,020
3.06%, 06/17/41	1,450	1,073,302
3.07%, 03/30/50(a)	460	428,869
3.38%, 02/08/61	2,192	1,453,340
5.23%, 11/17/34(a)	580	582,961
Burlington Resources LLC, 5.95%, 10/15/36	341	361,483
Canadian Natural Resources Ltd.
4.95%, 06/01/47	895	791,316
5.85%, 02/01/35	206	208,768
6.25%, 03/15/38	1,204	1,251,601
6.50%, 02/15/37	457	481,615
6.75%, 02/01/39	450	485,999
Cenovus Energy Inc.
3.75%, 02/15/52(a)	916	652,795
5.25%, 06/15/37	397	379,586
5.40%, 06/15/47	764	709,586
6.75%, 11/15/39	639	696,631
Chevron Corp.
2.98%, 05/11/40	299	228,493
3.08%, 05/11/50	1,083	755,196
Chevron USA Inc.
2.34%, 08/12/50(a)	863	510,617
5.25%, 11/15/43	316	316,508
6.00%, 03/01/41	410	445,587
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	500	542,359
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	250,473
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49	470	357,528
4.25%, 05/09/43	220	200,589
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(a)	605	597,041
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	418,580
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	605	670,078
ConocoPhillips Co.
3.76%, 03/15/42	662	537,072
3.80%, 03/15/52(a)	1,183	899,321
4.03%, 03/15/62	1,830	1,389,482
4.30%, 11/15/44	899	769,234
4.88%, 10/01/47	319	291,135
5.30%, 05/15/53(a)	1,146	1,104,499
5.55%, 03/15/54(a)	1,059	1,057,041
5.70%, 09/15/63	840	847,855
5.90%, 05/15/38	370	389,431
5.95%, 03/15/46	360	378,833
6.50%, 02/01/39	1,555	1,724,520
Continental Resources Inc./OK, 4.90%, 06/01/44(a)	740	612,168

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Devon Energy Corp.
4.75%, 05/15/42	$783	$665,498
5.00%, 06/15/45	947	811,986
5.60%, 07/15/41	1,222	1,157,963
5.75%, 09/15/54(a)	1,115	1,037,624
Diamondback Energy Inc.
4.25%, 03/15/52	797	621,465
4.40%, 03/24/51(a)	593	474,832
5.75%, 04/18/54	1,585	1,539,556
5.90%, 04/18/64	1,015	983,039
6.25%, 03/15/53(a)	697	720,239
Empresa Nacional del Petroleo, 4.50%, 09/14/47(a)(b)	571	448,438
Eni SpA
5.70%, 10/01/40(a)(b)	365	351,314
5.95%, 05/15/54(b)	1,000	993,259
EOG Resources Inc.
3.90%, 04/01/35	609	551,932
4.95%, 04/15/50	931	855,426
5.10%, 01/15/36	200	195,253
Equinor ASA
3.25%, 11/18/49	914	654,338
3.63%, 04/06/40(a)	468	386,729
3.70%, 04/06/50	1,074	835,058
3.95%, 05/15/43	709	598,573
4.25%, 11/23/41	565	502,602
4.80%, 11/08/43	651	615,791
5.10%, 08/17/40	573	565,903
Exxon Mobil Corp.
3.00%, 08/16/39	843	652,775
3.10%, 08/16/49	1,582	1,100,812
3.45%, 04/15/51(a)	2,843	2,085,062
3.57%, 03/06/45	1,116	876,481
4.11%, 03/01/46	2,541	2,139,508
4.23%, 03/19/40	1,947	1,740,887
4.33%, 03/19/50	2,879	2,472,529
Helmerich & Payne Inc., 5.50%, 12/01/34(a)(b)	60	56,814
Hess Corp.
5.60%, 02/15/41	1,234	1,238,380
5.80%, 04/01/47(a)	690	699,847
6.00%, 01/15/40	819	857,550
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	1,285	1,133,732
6.38%, 10/24/48(b)	1,620	1,531,311
Marathon Oil Corp.
5.20%, 06/01/45	587	554,792
6.60%, 10/01/37	685	753,492
Marathon Petroleum Corp.
4.50%, 04/01/48	526	423,692
4.75%, 09/15/44	925	789,417
5.00%, 09/15/54	518	439,869
5.85%, 12/15/45	324	315,967
6.50%, 03/01/41	1,203	1,263,141
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	776	830,779
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(f)	685	379,353
4.10%, 02/15/47	291	207,818
4.20%, 03/15/48	430	319,321
4.40%, 04/15/46	527	404,860
4.40%, 08/15/49(a)	419	309,522
4.63%, 06/15/45	456	359,970
Security	Par (000)	Value
Oil & Gas (continued)
6.05%, 10/01/54	$1,260	$1,221,140
6.20%, 03/15/40	755	753,547
6.45%, 09/15/36	1,741	1,800,459
6.60%, 03/15/46	1,269	1,299,549
7.95%, 06/15/39	310	358,612
Ovintiv Inc.
6.50%, 02/01/38	475	490,113
6.63%, 08/15/37	330	343,876
7.10%, 07/15/53(a)	504	549,558
Pertamina Persero PT
4.15%, 02/25/60(b)	582	436,727
4.18%, 01/21/50(b)	1,080	848,340
4.70%, 07/30/49(b)	886	755,464
5.63%, 05/20/43(a)(b)	1,507	1,471,932
6.00%, 05/03/42(b)	1,592	1,608,808
6.45%, 05/30/44(b)	1,768	1,878,146
6.50%, 05/27/41(a)(b)	560	601,136
6.50%, 11/07/48(b)	809	875,743
Petronas Capital Ltd.
3.40%, 04/28/61(a)(b)	1,765	1,224,257
4.50%, 03/18/45(a)(b)	1,464	1,311,685
4.55%, 04/21/50(b)	2,976	2,650,699
4.80%, 04/21/60(b)	1,268	1,159,878
Phillips 66
3.30%, 03/15/52	1,084	718,122
4.65%, 11/15/34	894	845,643
4.88%, 11/15/44	1,670	1,491,582
5.88%, 05/01/42	1,504	1,530,532
Phillips 66 Co.
4.68%, 02/15/45	564	484,964
4.90%, 10/01/46	708	619,746
4.95%, 03/15/35(a)	950	910,252
5.50%, 03/15/55	350	331,209
5.65%, 06/15/54	625	605,764
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(a)(b)	710	494,338
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	705	538,634
6.35%, 06/12/42(b)	315	348,434
Qatar Energy
3.13%, 07/12/41(b)	4,392	3,328,012
3.30%, 07/12/51(b)	3,778	2,680,718
Raizen Fuels Finance SA, 6.95%, 03/05/54(a)(b)	699	708,033
Reliance Industries Ltd.
3.63%, 01/12/52(b)	1,902	1,379,091
3.75%, 01/12/62(b)	771	549,622
Saudi Arabian Oil Co.
3.25%, 11/24/50(b)	2,851	1,912,539
3.50%, 11/24/70(b)	2,310	1,454,441
4.25%, 04/16/39(b)	2,638	2,318,501
4.38%, 04/16/49(b)	2,283	1,883,884
5.75%, 07/17/54(b)	2,462	2,375,219
5.88%, 07/17/64(b)	2,510	2,415,875
Shell Finance U.S. Inc.
3.25%, 04/06/50	1,946	1,369,947
3.75%, 09/12/46	1,269	987,690
4.00%, 05/10/46	2,093	1,716,943
4.13%, 05/11/35(a)	1,419	1,320,575
4.38%, 05/11/45	2,685	2,320,988
4.55%, 08/12/43	1,022	924,919

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Shell International Finance BV
2.88%, 11/26/41	$505	$371,813
3.00%, 11/26/51	1,019	675,738
3.13%, 11/07/49	1,389	954,973
3.25%, 04/06/50	5	3,505
3.63%, 08/21/42	545	440,864
5.50%, 03/25/40	1,176	1,205,401
6.38%, 12/15/38	3,126	3,481,793
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	395	357,404
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	828	824,605
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	490	514,413
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	910	810,470
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	410	371,848
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	405	352,235
4.25%, 04/12/47(b)	350	316,943
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(a)(b)	820	599,023
3.35%, 05/13/50(b)	370	284,734
3.44%, 11/12/49(b)	395	309,511
3.68%, 08/08/49(b)	825	676,380
4.60%, 09/12/48(a)(b)	518	492,440
Suncor Energy Inc.
3.75%, 03/04/51(a)	917	668,780
4.00%, 11/15/47	856	652,166
5.95%, 12/01/34(a)	475	498,399
6.80%, 05/15/38	436	475,402
6.85%, 06/01/39	750	823,958
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	671	456,243
3.75%, 06/18/50(b)	595	423,634
5.38%, 11/20/48(a)(b)	765	698,166
TotalEnergies Capital International SA
2.99%, 06/29/41	849	630,677
3.13%, 05/29/50	2,923	2,018,615
3.39%, 06/29/60	884	600,292
3.46%, 07/12/49	1,215	894,112
TotalEnergies Capital SA
5.28%, 09/10/54	865	830,089
5.43%, 09/10/64	1,327	1,277,317
5.49%, 04/05/54	1,613	1,602,574
5.64%, 04/05/64	1,225	1,220,691
Valero Energy Corp.
3.65%, 12/01/51	955	664,583
4.00%, 06/01/52(a)	565	419,953
4.90%, 03/15/45(a)	776	699,885
6.63%, 06/15/37	1,428	1,538,152
Woodside Finance Ltd., 5.70%, 09/12/54	1,020	988,470
XTO Energy Inc., 6.75%, 08/01/37	215	245,326
		164,822,388
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,144	1,105,120
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	1,361	1,102,463
Halliburton Co.
4.50%, 11/15/41	517	455,123
4.75%, 08/01/43	862	769,657
Security	Par (000)	Value
Oil & Gas Services (continued)
4.85%, 11/15/35(a)	$1,062	$1,021,456
5.00%, 11/15/45	2,083	1,895,906
6.70%, 09/15/38	783	864,142
7.45%, 09/15/39	873	1,032,626
NOV Inc., 3.95%, 12/01/42	1,075	815,519
		9,062,012
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51	705	465,657
4.05%, 12/15/49	478	381,902
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(b)	215	217,070
Sonoco Products Co., 5.75%, 11/01/40(a)	575	575,757
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	375	405,705
		2,046,091
Pharmaceuticals — 6.7%
AbbVie Inc.
4.05%, 11/21/39	4,164	3,659,238
4.25%, 11/21/49	5,802	4,926,841
4.30%, 05/14/36	989	922,836
4.40%, 11/06/42	2,818	2,519,557
4.45%, 05/14/46	2,436	2,152,077
4.50%, 05/14/35	2,603	2,490,049
4.55%, 03/15/35	1,756	1,690,230
4.63%, 10/01/42	557	511,877
4.70%, 05/14/45	2,652	2,435,238
4.75%, 03/15/45	899	830,264
4.85%, 06/15/44	1,079	1,013,525
4.88%, 11/14/48(a)	1,825	1,706,310
5.35%, 03/15/44	900	902,697
5.40%, 03/15/54	3,100	3,123,452
5.50%, 03/15/64	1,515	1,527,514
AstraZeneca PLC
2.13%, 08/06/50	624	357,933
3.00%, 05/28/51	846	584,589
4.00%, 09/18/42	1,046	893,841
4.38%, 11/16/45	957	852,527
4.38%, 08/17/48(a)	812	717,575
6.45%, 09/15/37	2,695	3,021,005
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	475	337,974
4.40%, 07/15/44(b)	935	724,905
4.63%, 06/25/38(b)	861	744,103
4.65%, 11/15/43(a)(b)	255	202,249
4.70%, 07/15/64(b)	695	528,691
4.88%, 06/25/48(b)	2,003	1,646,674
5.50%, 07/30/35(a)(b)	410	392,670
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)(b)	935	990,186
Becton Dickinson & Co.
3.79%, 05/20/50	885	678,054
4.67%, 06/06/47	1,456	1,280,120
4.69%, 12/15/44(a)	1,051	938,235
Bristol-Myers Squibb Co.
2.35%, 11/13/40	791	540,664
2.55%, 11/13/50	1,808	1,089,681
3.25%, 08/01/42	460	348,270
3.55%, 03/15/42	1,265	1,010,944
3.70%, 03/15/52	2,172	1,639,820
3.90%, 03/15/62	1,036	774,177
4.13%, 06/15/39	2,225	1,961,326
4.25%, 10/26/49	3,854	3,226,134

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.35%, 11/15/47	$1,411	$1,199,592
4.50%, 03/01/44(a)	360	320,497
4.55%, 02/20/48	1,283	1,130,751
4.63%, 05/15/44	784	712,105
5.00%, 08/15/45	794	753,191
5.50%, 02/22/44	500	508,717
5.55%, 02/22/54	2,843	2,875,770
5.65%, 02/22/64	1,843	1,853,262
5.88%, 11/15/36(a)	211	225,613
6.25%, 11/15/53	1,260	1,391,714
6.40%, 11/15/63	1,280	1,430,289
Cardinal Health Inc.
4.37%, 06/15/47	636	528,434
4.50%, 11/15/44	418	354,478
4.60%, 03/15/43	427	370,081
4.90%, 09/15/45	402	360,642
Cencora Inc.
4.25%, 03/01/45(a)	559	472,662
4.30%, 12/15/47	534	445,899
CVS Health Corp.
2.70%, 08/21/40	1,297	863,715
4.13%, 04/01/40	1,041	840,725
4.25%, 04/01/50	992	757,319
4.78%, 03/25/38	5,415	4,832,623
4.88%, 07/20/35	790	736,360
5.05%, 03/25/48	8,137	7,020,014
5.13%, 07/20/45	3,536	3,096,052
5.30%, 12/05/43	643	582,496
5.63%, 02/21/53	1,319	1,225,262
5.88%, 06/01/53(a)	1,198	1,152,720
6.00%, 06/01/44	781	767,191
6.00%, 06/01/63	686	663,047
6.05%, 06/01/54(a)	1,100	1,086,118
6.13%, 09/15/39	460	460,637
Eli Lilly & Co.
2.25%, 05/15/50	1,389	820,389
2.50%, 09/15/60	910	515,371
3.70%, 03/01/45(a)	508	412,488
3.95%, 05/15/47(a)	380	316,011
3.95%, 03/15/49	954	787,403
4.15%, 03/15/59	639	526,810
4.88%, 02/27/53	1,417	1,340,915
4.95%, 02/27/63	1,098	1,037,607
5.00%, 02/09/54	1,597	1,539,206
5.05%, 08/14/54	1,125	1,091,997
5.10%, 02/09/64	1,678	1,609,927
5.20%, 08/14/64	1,161	1,135,232
5.55%, 03/15/37	370	390,808
5.95%, 11/15/37(a)	265	288,872
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43(a)	524	455,908
6.38%, 05/15/38	2,758	3,070,850
Johnson & Johnson
2.10%, 09/01/40(a)	1,494	1,027,349
2.25%, 09/01/50	1,103	669,870
2.45%, 09/01/60	811	470,799
3.40%, 01/15/38	1,090	928,344
3.50%, 01/15/48(a)	801	632,504
3.55%, 03/01/36	1,035	924,605
3.63%, 03/03/37	1,583	1,398,548
3.70%, 03/01/46	2,054	1,688,714
Security	Par (000)	Value
Pharmaceuticals (continued)
3.75%, 03/03/47	$1,081	$887,491
4.50%, 09/01/40(a)	586	566,636
4.50%, 12/05/43(a)	429	410,779
4.85%, 05/15/41	289	286,388
5.25%, 06/01/54	1,035	1,062,405
5.85%, 07/15/38	707	774,414
5.95%, 08/15/37	964	1,063,752
McKesson Corp., 4.88%, 03/15/44(a)	291	261,072
Mead Johnson Nutrition Co.
4.60%, 06/01/44	401	354,043
5.90%, 11/01/39	403	421,764
Merck & Co. Inc.
2.35%, 06/24/40	1,045	727,061
2.45%, 06/24/50	1,334	810,805
2.75%, 12/10/51	2,126	1,349,060
2.90%, 12/10/61	1,502	909,945
3.60%, 09/15/42	521	418,773
3.70%, 02/10/45	2,493	1,991,290
3.90%, 03/07/39	1,051	916,033
4.00%, 03/07/49	1,882	1,539,264
4.15%, 05/18/43	1,179	1,019,924
4.90%, 05/17/44	780	745,847
5.00%, 05/17/53(a)	1,679	1,598,715
5.15%, 05/17/63	945	910,336
6.55%, 09/15/37	378	428,751
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	313	332,646
5.85%, 06/30/39(a)	246	261,012
Mylan Inc.
5.20%, 04/15/48	684	571,934
5.40%, 11/29/43	505	447,715
Novartis Capital Corp.
2.75%, 08/14/50(a)	1,414	942,377
3.70%, 09/21/42	397	329,997
4.00%, 11/20/45	1,280	1,088,808
4.40%, 05/06/44	1,942	1,761,876
4.70%, 09/18/54	760	703,548
Pfizer Inc.
2.55%, 05/28/40	1,059	756,169
2.70%, 05/28/50	1,298	845,422
3.90%, 03/15/39	783	680,790
4.00%, 12/15/36	977	891,389
4.00%, 03/15/49(a)	1,201	987,027
4.10%, 09/15/38	727	651,615
4.13%, 12/15/46	1,315	1,103,560
4.20%, 09/15/48	1,061	898,595
4.30%, 06/15/43	744	654,046
4.40%, 05/15/44(a)	1,022	921,462
5.60%, 09/15/40	455	467,119
7.20%, 03/15/39	2,553	3,047,806
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	3,118	3,025,848
5.30%, 05/19/53(a)	6,181	6,048,413
5.34%, 05/19/63	3,977	3,827,220
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,590	1,190,630
3.18%, 07/09/50	2,093	1,436,152
3.38%, 07/09/60	982	655,514
5.65%, 07/05/44	525	535,266
5.65%, 07/05/54	680	690,901
5.80%, 07/05/64	540	548,627

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Utah Acquisition Sub Inc., 5.25%, 06/15/46	$1,048	$887,319
Viatris Inc.
3.85%, 06/22/40	1,563	1,172,236
4.00%, 06/22/50	2,128	1,470,986
Wyeth LLC
5.95%, 04/01/37	2,016	2,143,401
6.00%, 02/15/36	556	598,638
Zoetis Inc.
3.00%, 05/15/50(a)	629	421,103
3.95%, 09/12/47(a)	512	409,504
4.45%, 08/20/48	472	407,911
4.70%, 02/01/43	1,199	1,089,065
		182,350,750
Pipelines — 4.7%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	2,541	2,286,153
Cameron LNG LLC
3.30%, 01/15/35(b)	725	606,836
3.40%, 01/15/38(b)	513	432,186
3.70%, 01/15/39(b)	1,005	832,917
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	267	214,078
Colonial Pipeline Co.
4.20%, 04/15/43(a)(b)	325	269,620
4.25%, 04/15/48(a)(b)	636	523,796
6.38%, 08/01/37(b)	200	206,945
Columbia Pipeline Group Inc., 5.80%, 06/01/45(a)	675	668,268
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(b)	105	101,339
6.50%, 08/15/43(b)	636	675,669
6.54%, 11/15/53(a)(b)	1,352	1,453,364
6.71%, 08/15/63(a)(b)	501	546,992
DCP Midstream Operating LP
5.60%, 04/01/44	357	340,832
6.45%, 11/03/36(a)(b)	300	310,962
6.75%, 09/15/37(b)	438	466,894
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	285	278,489
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49	258	190,727
4.60%, 12/15/44(a)	432	374,697
4.80%, 11/01/43	337	301,834
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	315	272,799
4.39%, 11/30/46(b)	1,215	962,804
Enbridge Energy Partners LP
5.50%, 09/15/40	522	507,508
7.38%, 10/15/45	745	865,774
Series B, 7.50%, 04/15/38	415	480,660
Enbridge Inc.
3.40%, 08/01/51	1,050	724,490
4.00%, 11/15/49(a)	593	458,724
4.50%, 06/10/44	553	468,687
5.50%, 12/01/46	555	537,625
5.95%, 04/05/54(a)	844	863,279
6.70%, 11/15/53	1,275	1,426,405
Energy Transfer LP
4.90%, 03/15/35	464	442,015
4.95%, 01/15/43	388	341,297
5.00%, 05/15/44	520	455,484
5.00%, 05/15/50	2,092	1,816,109
Security	Par (000)	Value
Pipelines (continued)
5.15%, 02/01/43	$454	$407,801
5.15%, 03/15/45	1,212	1,081,619
5.30%, 04/01/44	728	667,850
5.30%, 04/15/47	1,062	955,570
5.35%, 05/15/45	975	892,518
5.40%, 10/01/47	1,575	1,440,042
5.95%, 10/01/43	402	395,011
5.95%, 05/15/54	1,861	1,833,089
6.00%, 06/15/48	1,230	1,213,048
6.05%, 06/01/41	714	716,422
6.05%, 09/01/54	1,302	1,303,569
6.10%, 02/15/42(a)	285	285,572
6.13%, 12/15/45	1,176	1,176,430
6.25%, 04/15/49	1,902	1,932,216
6.50%, 02/01/42(a)	1,029	1,080,654
6.63%, 10/15/36	405	437,203
6.85%, 02/15/40(a)	170	181,212
7.50%, 07/01/38	549	629,030
Series 20Y, 5.80%, 06/15/38	450	450,100
EnLink Midstream Partners LP
5.05%, 04/01/45(a)	505	439,106
5.45%, 06/01/47	537	490,083
5.60%, 04/01/44(a)	305	285,176
Enterprise Products Operating LLC
3.20%, 02/15/52	1,088	735,704
3.30%, 02/15/53(a)	1,032	704,722
3.70%, 01/31/51	1,055	786,522
3.95%, 01/31/60	1,068	798,046
4.20%, 01/31/50	1,248	1,018,824
4.25%, 02/15/48	1,326	1,101,483
4.45%, 02/15/43	1,138	996,305
4.80%, 02/01/49	1,346	1,205,362
4.85%, 08/15/42	775	716,013
4.85%, 03/15/44	1,476	1,356,818
4.90%, 05/15/46	1,033	945,198
4.95%, 02/15/35(a)	950	934,628
4.95%, 10/15/54	435	396,895
5.10%, 02/15/45	1,134	1,069,711
5.55%, 02/16/55	1,392	1,381,731
5.70%, 02/15/42	601	610,599
5.95%, 02/01/41	755	791,874
6.13%, 10/15/39	690	735,024
6.45%, 09/01/40	575	629,342
7.55%, 04/15/38	355	424,590
Series J, 5.75%, 03/01/35	220	223,658
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	190	187,029
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	248	193,505
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	513	461,090
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(a)(b)	1,072	887,708
2.94%, 09/30/40(a)(b)	1,486	1,202,317
3.25%, 09/30/40(b)	1,335	1,034,818
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(b)	600	614,314
6.51%, 02/23/42(b)	1,145	1,188,617
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)(b)	232	211,093
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	438	375,622
5.00%, 08/15/42	635	568,197

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.00%, 03/01/43	$737	$655,896
5.40%, 09/01/44	655	610,256
5.50%, 03/01/44	854	805,616
5.63%, 09/01/41	477	456,121
5.80%, 03/15/35	530	539,704
6.38%, 03/01/41	839	871,515
6.50%, 02/01/37	386	411,485
6.50%, 09/01/39	586	616,308
6.55%, 09/15/40	517	543,691
6.95%, 01/15/38(a)	1,340	1,467,598
7.50%, 11/15/40	310	355,955
Kinder Morgan Inc.
3.25%, 08/01/50	577	376,636
3.60%, 02/15/51(a)	1,229	853,973
5.05%, 02/15/46	928	825,470
5.20%, 03/01/48	733	661,897
5.30%, 12/01/34	390	384,701
5.45%, 08/01/52	843	788,475
5.55%, 06/01/45	1,858	1,759,077
5.95%, 08/01/54	601	600,681
MPLX LP
4.50%, 04/15/38	2,180	1,930,886
4.70%, 04/15/48	1,519	1,273,034
4.90%, 04/15/58	485	403,368
4.95%, 03/14/52	1,588	1,367,970
5.20%, 03/01/47	1,125	1,020,417
5.20%, 12/01/47	536	477,415
5.50%, 02/15/49	1,561	1,461,324
5.65%, 03/01/53	517	493,400
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	491	557,194
Northern Natural Gas Co.
3.40%, 10/16/51(b)	644	438,759
4.10%, 09/15/42(b)	248	202,225
4.30%, 01/15/49(b)	932	761,017
5.63%, 02/01/54(a)(b)	622	619,111
ONEOK Inc.
3.95%, 03/01/50	874	642,739
4.20%, 12/01/42(a)	321	254,168
4.20%, 03/15/45	209	161,893
4.20%, 10/03/47	523	401,891
4.25%, 09/15/46	571	448,589
4.45%, 09/01/49	641	512,547
4.50%, 03/15/50	540	438,900
4.85%, 02/01/49	570	486,406
4.95%, 07/13/47	644	554,676
5.15%, 10/15/43	519	474,432
5.20%, 07/15/48	1,003	903,605
5.70%, 11/01/54(a)	1,270	1,224,568
5.85%, 11/01/64	1,115	1,075,855
6.00%, 06/15/35	404	419,849
6.40%, 05/01/37(a)	230	238,368
6.63%, 09/01/53	1,843	1,985,973
7.15%, 01/15/51(a)	302	337,388
ONEOK Partners LP
6.13%, 02/01/41	658	665,334
6.20%, 09/15/43	333	339,594
6.65%, 10/01/36	630	683,497
6.85%, 10/15/37(a)	618	680,968
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	349	283,597
4.70%, 06/15/44	729	620,450
Security	Par (000)	Value
Pipelines (continued)
4.90%, 02/15/45	$869	$755,465
5.15%, 06/01/42	519	470,641
6.65%, 01/15/37	527	564,572
Sabal Trail Transmission LLC
4.68%, 05/01/38(b)	469	424,210
4.83%, 05/01/48(a)(b)	449	378,490
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37(a)	457	475,256
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(b)	840	831,345
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(b)	535	455,519
Spectra Energy Partners LP
4.50%, 03/15/45	1,011	845,023
5.95%, 09/25/43	365	366,857
Targa Resources Corp.
4.95%, 04/15/52	785	683,179
5.50%, 02/15/35(a)	275	274,390
6.25%, 07/01/52	630	651,526
6.50%, 02/15/53	927	995,693
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37(a)	190	220,749
Texas Eastern Transmission LP, 4.15%, 01/15/48(b)	533	414,818
TransCanada PipeLines Ltd.
5.10%, 03/15/49(a)	558	528,415
5.85%, 03/15/36(a)	420	429,122
6.10%, 06/01/40	785	814,598
6.20%, 10/15/37	1,047	1,100,156
7.25%, 08/15/38	645	738,396
7.63%, 01/15/39	1,284	1,515,443
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	944	727,087
4.45%, 08/01/42	530	461,041
4.60%, 03/15/48	637	544,951
5.40%, 08/15/41	339	332,837
Western Midstream Operating LP
5.25%, 02/01/50	1,178	1,027,734
5.30%, 03/01/48	825	716,989
5.45%, 04/01/44	661	597,845
5.50%, 08/15/48	459	408,642
Williams Companies Inc. (The)
3.50%, 10/15/51	811	569,344
4.85%, 03/01/48	941	826,350
4.90%, 01/15/45	604	537,040
5.10%, 09/15/45(a)	1,051	962,206
5.30%, 08/15/52(a)	802	752,175
5.40%, 03/04/44	490	465,717
5.75%, 06/24/44	678	669,722
5.80%, 11/15/43	497	493,554
5.80%, 11/15/54(a)	360	361,462
6.30%, 04/15/40	1,114	1,174,516
		128,476,475
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(b)	290	268,570
Carlyle Finance LLC, 5.65%, 09/15/48(b)	289	280,887
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	779	760,476
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	1,133	1,053,256
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	598	429,828

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Private Equity (continued)
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(b)	$741	$520,999
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	821	554,361
		3,868,377
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)(b)	435	475,022
Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	899	573,116
3.55%, 03/15/52(a)	990	697,554
4.00%, 02/01/50	692	534,031
4.75%, 04/15/35	1,140	1,091,189
4.85%, 04/15/49	277	245,854
5.15%, 04/15/53	603	553,950
5.25%, 05/15/36	276	271,842
5.63%, 05/15/54	710	701,983
American Homes 4 Rent LP
3.38%, 07/15/51(a)	415	281,020
4.30%, 04/15/52	340	270,677
American Tower Corp.
2.95%, 01/15/51(a)	998	643,744
3.10%, 06/15/50(a)	947	630,850
3.70%, 10/15/49	609	452,863
AvalonBay Communities Inc.
3.90%, 10/15/46	351	280,600
4.15%, 07/01/47	310	254,540
4.35%, 04/15/48	328	281,252
Boston Properties LP, 5.75%, 01/15/35	550	544,743
Brixmor Operating Partnership LP, 5.75%, 02/15/35	255	260,467
Camden Property Trust, 3.35%, 11/01/49(a)	354	251,740
Crown Castle Inc.
2.90%, 04/01/41	1,108	791,096
3.25%, 01/15/51(a)	1,092	742,529
4.00%, 11/15/49	412	320,303
4.15%, 07/01/50	710	562,070
4.75%, 05/15/47	312	270,518
5.20%, 02/15/49	401	371,928
Equinix Inc.
2.95%, 09/15/51	433	275,118
3.00%, 07/15/50	478	313,877
3.40%, 02/15/52	538	374,183
ERP Operating LP
4.00%, 08/01/47(a)	295	233,463
4.50%, 07/01/44	687	605,524
4.50%, 06/01/45	327	283,738
Essex Portfolio LP
2.65%, 09/01/50(a)	434	257,218
4.50%, 03/15/48(a)	312	263,957
Federal Realty OP LP
3.63%, 08/01/46	269	187,920
4.50%, 12/01/44	573	483,668
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54	530	532,872
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)(b)	203	181,154
Healthpeak OP LLC, 6.75%, 02/01/41	309	340,091
Host Hotels & Resorts LP, 5.50%, 04/15/35(a)	515	505,247
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP, 6.25%, 01/15/36(a)	$375	$378,077
Kimco Realty OP LLC
3.70%, 10/01/49	397	298,010
4.13%, 12/01/46(a)	286	227,140
4.25%, 04/01/45	540	447,055
4.45%, 09/01/47	318	264,575
4.85%, 03/01/35	100	96,217
Mid-America Apartments LP, 2.88%, 09/15/51(a)	415	266,193
NNN REIT Inc.
3.00%, 04/15/52	545	343,759
3.10%, 04/15/50	370	243,075
3.50%, 04/15/51	559	390,239
4.80%, 10/15/48	246	214,492
Prologis LP
2.13%, 10/15/50	613	334,835
3.00%, 04/15/50	647	430,273
3.05%, 03/01/50	388	261,243
4.38%, 09/15/48	321	274,484
5.00%, 01/31/35	480	474,570
5.25%, 06/15/53	963	935,347
5.25%, 03/15/54	880	848,510
Public Storage Operating Co., 5.35%, 08/01/53	992	977,533
Realty Income Corp.
4.65%, 03/15/47	572	510,882
5.38%, 09/01/54	585	569,670
5.88%, 03/15/35(a)	210	219,181
Regency Centers LP
4.40%, 02/01/47	429	360,376
4.65%, 03/15/49	303	263,897
Simon Property Group LP
3.25%, 09/13/49(a)	1,369	954,956
3.80%, 07/15/50	774	590,229
4.25%, 10/01/44(a)	397	335,181
4.25%, 11/30/46(a)	490	411,584
4.75%, 03/15/42	578	530,644
5.85%, 03/08/53(a)	655	678,228
6.65%, 01/15/54	515	590,705
6.75%, 02/01/40(a)	690	774,696
Trust Fibra Uno
6.39%, 01/15/50(b)	530	425,124
6.95%, 01/30/44(b)	630	550,822
UDR Inc., 3.10%, 11/01/34	250	207,088
Ventas Realty LP
4.38%, 02/01/45	327	273,793
4.88%, 04/15/49	312	278,599
5.00%, 01/15/35	530	512,216
5.70%, 09/30/43	418	413,735
VICI Properties LP
5.63%, 05/15/52(a)	832	781,029
6.13%, 04/01/54	572	575,596
WEA Finance LLC, 4.63%, 09/20/48(a)(b)	518	411,169
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	502	407,454
Welltower OP LLC
4.95%, 09/01/48	447	415,902
5.13%, 03/15/43	250	234,574
6.50%, 03/15/41	420	462,464
Weyerhaeuser Co., 4.00%, 03/09/52(a)	521	407,316
		37,571,226

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 2.7%
7-Eleven Inc.
2.50%, 02/10/41(b)	$686	$455,595
2.80%, 02/10/51(b)	1,350	811,730
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)(b)	371	278,873
3.63%, 05/13/51(a)(b)	560	397,727
3.80%, 01/25/50(b)	688	512,443
4.50%, 07/26/47(a)(b)	604	501,647
5.62%, 02/12/54(a)(b)	785	763,558
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	640	473,962
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	640	492,904
Darden Restaurants Inc., 4.55%, 02/15/48	314	258,370
Dick's Sporting Goods Inc., 4.10%, 01/15/52	948	696,092
Dollar General Corp.
4.13%, 04/03/50	456	345,155
5.50%, 11/01/52(a)	255	236,282
Dollar Tree Inc., 3.38%, 12/01/51	522	333,840
Home Depot Inc. (The)
2.38%, 03/15/51	1,319	777,980
2.75%, 09/15/51(a)	1,156	737,662
3.13%, 12/15/49	1,373	956,595
3.30%, 04/15/40	1,306	1,038,755
3.35%, 04/15/50	1,656	1,201,788
3.50%, 09/15/56	925	671,132
3.63%, 04/15/52	1,603	1,215,852
3.90%, 06/15/47	1,222	989,501
4.20%, 04/01/43	1,043	906,189
4.25%, 04/01/46	1,667	1,434,224
4.40%, 03/15/45	1,092	963,028
4.50%, 12/06/48	1,626	1,444,421
4.88%, 02/15/44	905	853,486
4.95%, 09/15/52(a)	1,035	977,200
5.30%, 06/25/54	1,520	1,510,124
5.40%, 09/15/40	419	425,172
5.40%, 06/25/64	435	434,906
5.88%, 12/16/36	2,933	3,145,704
5.95%, 04/01/41	1,007	1,081,692
Lowe's Companies Inc.
2.80%, 09/15/41	992	699,509
3.00%, 10/15/50	1,812	1,169,893
3.50%, 04/01/51	539	382,433
3.70%, 04/15/46	1,439	1,090,140
4.05%, 05/03/47(a)	1,570	1,252,189
4.25%, 04/01/52	1,619	1,306,302
4.38%, 09/15/45	513	434,297
4.45%, 04/01/62	1,180	940,999
4.55%, 04/05/49	627	534,375
4.65%, 04/15/42	489	440,175
5.00%, 04/15/40	335	322,228
5.00%, 09/15/43	120	112,319
5.13%, 04/15/50	439	412,352
5.50%, 10/15/35(a)	431	443,546
5.63%, 04/15/53(a)	1,615	1,600,571
5.75%, 07/01/53(a)	504	509,162
5.80%, 10/15/36	90	94,145
5.80%, 09/15/62	994	995,792
5.85%, 04/01/63	412	416,388
McDonald's Corp.
3.63%, 05/01/43	331	260,752
Security	Par (000)	Value
Retail (continued)
3.63%, 09/01/49	$1,763	$1,315,571
3.70%, 02/15/42	598	476,728
4.20%, 04/01/50	807	659,725
4.45%, 03/01/47	1,100	949,220
4.45%, 09/01/48	826	711,132
4.60%, 05/26/45	681	605,923
4.70%, 12/09/35	1,006	976,041
4.88%, 07/15/40	224	214,082
4.88%, 12/09/45	1,776	1,636,452
5.15%, 09/09/52	756	717,698
5.45%, 08/14/53	843	833,599
5.70%, 02/01/39	350	365,025
6.30%, 10/15/37	877	960,187
6.30%, 03/01/38	692	758,307
Starbucks Corp.
3.35%, 03/12/50	525	365,667
3.50%, 11/15/50	1,354	974,886
3.75%, 12/01/47	509	387,042
4.30%, 06/15/45(a)	416	347,746
4.45%, 08/15/49	1,043	881,706
4.50%, 11/15/48(a)	1,094	939,352
Target Corp.
2.95%, 01/15/52(a)	1,120	746,331
3.63%, 04/15/46	707	554,042
3.90%, 11/15/47	630	509,408
4.00%, 07/01/42	924	796,958
4.80%, 01/15/53(a)	1,210	1,129,210
6.50%, 10/15/37	414	464,731
7.00%, 01/15/38	430	505,597
Tiffany & Co., 4.90%, 10/01/44(a)	271	262,875
TJX Companies Inc. (The), 4.50%, 04/15/50(a)	400	361,704
Walmart Inc.
2.50%, 09/22/41	945	671,094
2.65%, 09/22/51	1,699	1,094,243
2.95%, 09/24/49	676	474,813
3.63%, 12/15/47	527	418,420
3.95%, 06/28/38	549	503,009
4.00%, 04/11/43	390	340,580
4.05%, 06/29/48	1,725	1,479,493
4.30%, 04/22/44(a)	430	388,738
4.50%, 09/09/52	1,129	1,029,942
4.50%, 04/15/53(a)	1,681	1,530,456
4.88%, 07/08/40(a)	170	167,614
5.00%, 10/25/40	400	400,528
5.25%, 09/01/35	1,221	1,277,490
5.63%, 04/01/40	592	629,950
5.63%, 04/15/41	610	647,853
6.20%, 04/15/38	805	903,807
6.50%, 08/15/37	1,035	1,196,266
		74,302,397
Semiconductors — 2.2%
Advanced Micro Devices Inc., 4.39%, 06/01/52(a)	481	421,396
Analog Devices Inc.
2.80%, 10/01/41	653	471,185
2.95%, 10/01/51	950	632,828
5.30%, 12/15/45	345	338,535
5.30%, 04/01/54(a)	545	545,231
Applied Materials Inc.
2.75%, 06/01/50	819	535,190
4.35%, 04/01/47	975	850,972
5.10%, 10/01/35(a)	476	484,010

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.85%, 06/15/41	$555	$587,038
Broadcom Inc.
3.14%, 11/15/35(b)	3,439	2,825,685
3.19%, 11/15/36(b)	2,749	2,233,432
3.50%, 02/15/41(b)	2,930	2,304,720
3.75%, 02/15/51(b)	1,871	1,413,559
4.93%, 05/15/37(b)	2,712	2,600,716
Foundry JV Holdco LLC
6.25%, 01/25/35(b)	425	434,643
6.40%, 01/25/38(b)	696	714,426
Intel Corp.
2.80%, 08/12/41	710	470,032
3.05%, 08/12/51	1,251	757,723
3.10%, 02/15/60	1,063	607,631
3.20%, 08/12/61	760	442,541
3.25%, 11/15/49	2,042	1,303,836
3.73%, 12/08/47	1,986	1,381,070
4.10%, 05/19/46	1,334	1,001,133
4.10%, 05/11/47	1,071	796,683
4.25%, 12/15/42(a)	580	460,790
4.60%, 03/25/40	784	672,575
4.75%, 03/25/50(a)	2,358	1,929,600
4.80%, 10/01/41	856	742,322
4.90%, 07/29/45	791	670,341
4.90%, 08/05/52(a)	1,843	1,530,157
4.95%, 03/25/60	1,003	825,502
5.05%, 08/05/62	974	809,321
5.60%, 02/21/54	1,177	1,088,642
5.63%, 02/10/43	985	940,130
5.70%, 02/10/53	1,935	1,808,398
5.90%, 02/10/63	1,271	1,207,036
KLA Corp.
3.30%, 03/01/50	789	561,895
4.95%, 07/15/52(a)	1,467	1,376,979
5.00%, 03/15/49	410	386,454
5.25%, 07/15/62	838	812,850
5.65%, 11/01/34(a)	220	232,054
Lam Research Corp.
2.88%, 06/15/50(a)	793	526,646
3.13%, 06/15/60	374	241,571
4.88%, 03/15/49	728	680,561
Micron Technology Inc.
3.37%, 11/01/41	366	273,458
3.48%, 11/01/51	501	351,375
NVIDIA Corp.
3.50%, 04/01/40	924	780,682
3.50%, 04/01/50(a)	2,271	1,767,336
3.70%, 04/01/60	418	323,853
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	450	326,265
3.25%, 05/11/41	956	717,473
3.25%, 11/30/51	551	368,457
Qualcomm Inc.
3.25%, 05/20/50	899	636,734
4.30%, 05/20/47	1,543	1,314,999
4.50%, 05/20/52(a)	1,094	953,326
4.65%, 05/20/35	1,057	1,035,604
4.80%, 05/20/45	1,533	1,415,994
6.00%, 05/20/53	1,228	1,319,148
Texas Instruments Inc.
2.70%, 09/15/51	501	318,835
Security	Par (000)	Value
Semiconductors (continued)
3.88%, 03/15/39	$689	$608,501
4.10%, 08/16/52	321	265,963
4.15%, 05/15/48	1,527	1,294,067
5.00%, 03/14/53	683	655,763
5.05%, 05/18/63	1,547	1,461,379
5.15%, 02/08/54	745	729,865
TSMC Arizona Corp.
3.13%, 10/25/41	400	317,028
3.25%, 10/25/51(a)	1,099	828,384
4.50%, 04/22/52(a)	765	730,569
		60,453,097
Software — 2.7%
Electronic Arts Inc., 2.95%, 02/15/51	439	289,185
Fidelity National Information Services Inc.
3.10%, 03/01/41	498	369,850
4.50%, 08/15/46	338	282,250
5.63%, 07/15/52(a)	305	304,442
Series 30Y, 4.75%, 05/15/48(a)	260	220,398
Fiserv Inc., 4.40%, 07/01/49	1,978	1,673,827
Intuit Inc., 5.50%, 09/15/53(a)	1,263	1,289,173
Microsoft Corp.
2.50%, 09/15/50	1,476	936,367
2.53%, 06/01/50	6,306	4,036,998
2.68%, 06/01/60(a)	3,856	2,355,017
2.92%, 03/17/52	6,394	4,414,219
3.04%, 03/17/62	1,974	1,317,911
3.45%, 08/08/36	2,270	2,010,039
3.50%, 02/12/35(a)	1,346	1,236,219
3.50%, 11/15/42	421	354,711
3.70%, 08/08/46	1,759	1,465,398
3.75%, 02/12/45(a)	497	431,942
3.95%, 08/08/56(a)	431	358,993
4.00%, 02/12/55(a)	576	497,421
4.10%, 02/06/37	986	935,325
4.20%, 11/03/35(a)	933	905,500
4.25%, 02/06/47(a)	1,059	991,012
4.45%, 11/03/45	1,080	1,024,766
4.50%, 10/01/40	383	374,728
4.50%, 06/15/47	410	381,733
4.50%, 02/06/57(a)	720	676,970
4.75%, 11/03/55	296	287,692
5.20%, 06/01/39(a)	506	538,139
5.30%, 02/08/41(a)	566	630,594
Oracle Corp.
3.60%, 04/01/40	2,893	2,304,148
3.60%, 04/01/50(a)	4,882	3,515,285
3.65%, 03/25/41	2,437	1,928,702
3.80%, 11/15/37	1,836	1,558,366
3.85%, 07/15/36	1,497	1,297,923
3.85%, 04/01/60	3,513	2,491,582
3.90%, 05/15/35	1,325	1,177,881
3.95%, 03/25/51	3,470	2,645,532
4.00%, 07/15/46	3,044	2,396,476
4.00%, 11/15/47	2,357	1,837,407
4.10%, 03/25/61	1,644	1,225,544
4.13%, 05/15/45	1,892	1,525,450
4.38%, 05/15/55	1,375	1,110,136
4.50%, 07/08/44	1,102	945,437
5.38%, 07/15/40	2,140	2,094,389
5.38%, 09/27/54	2,338	2,224,366
5.50%, 09/27/64	2,400	2,251,369

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.55%, 02/06/53	$2,537	$2,478,458
6.13%, 07/08/39	1,376	1,454,845
6.50%, 04/15/38	1,256	1,372,472
6.90%, 11/09/52(a)	2,670	3,070,943
Salesforce Inc.
2.70%, 07/15/41(a)	1,157	836,609
2.90%, 07/15/51	2,040	1,356,404
3.05%, 07/15/61	1,228	781,230
		74,471,773
Telecommunications — 5.6%
America Movil SAB de CV
4.38%, 07/16/42	1,032	891,665
4.38%, 04/22/49(a)	1,268	1,072,869
6.13%, 11/15/37	259	271,371
6.13%, 03/30/40	1,849	1,929,776
6.38%, 03/01/35	914	988,445
AT&T Inc.
3.10%, 02/01/43	971	711,991
3.30%, 02/01/52	979	671,438
3.50%, 06/01/41	2,601	2,039,092
3.50%, 09/15/53	7,668	5,344,010
3.50%, 02/01/61	634	424,147
3.55%, 09/15/55	7,726	5,362,948
3.65%, 06/01/51	3,153	2,292,016
3.65%, 09/15/59	6,655	4,566,579
3.80%, 12/01/57	6,113	4,389,908
3.85%, 06/01/60	1,472	1,058,461
4.30%, 12/15/42	1,401	1,196,000
4.35%, 06/15/45	1,179	994,209
4.50%, 05/15/35(a)	2,710	2,540,291
4.50%, 03/09/48	1,806	1,536,295
4.55%, 03/09/49	904	777,534
4.65%, 06/01/44	572	502,167
4.75%, 05/15/46	1,960	1,743,164
4.80%, 06/15/44(a)	518	463,908
4.85%, 03/01/39	1,015	953,978
4.85%, 07/15/45	347	310,127
4.90%, 08/15/37	756	722,472
5.15%, 03/15/42(a)	306	289,796
5.15%, 11/15/46	744	698,669
5.15%, 02/15/50(a)	652	607,386
5.25%, 03/01/37	1,069	1,059,292
5.35%, 09/01/40	593	583,312
5.45%, 03/01/47	529	509,854
5.55%, 08/15/41	582	579,280
5.65%, 02/15/47	815	824,636
5.70%, 03/01/57	325	319,085
6.00%, 08/15/40	470	486,854
6.25%, 03/29/41(a)	260	271,801
6.30%, 01/15/38	566	613,622
6.38%, 03/01/41	321	345,437
6.55%, 02/15/39	453	493,989
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	669	486,729
4.30%, 07/29/49	679	554,525
4.46%, 04/01/48	1,111	935,317
5.55%, 02/15/54	677	669,490
Series US-4, 3.65%, 03/17/51	396	286,328
Series US-6, 3.20%, 02/15/52(a)	562	374,204
British Telecommunications PLC, 4.25%, 11/08/49(b)	230	186,501
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc.
5.30%, 02/26/54(a)	$2,429	$2,443,618
5.35%, 02/26/64	1,029	1,032,698
5.50%, 01/15/40(a)	1,930	1,996,510
5.90%, 02/15/39	2,092	2,251,809
Corning Inc.
3.90%, 11/15/49	410	320,150
4.38%, 11/15/57	818	662,286
4.70%, 03/15/37	270	255,756
4.75%, 03/15/42	611	555,412
5.35%, 11/15/48	519	503,323
5.45%, 11/15/79	1,049	982,442
5.75%, 08/15/40	276	281,522
5.85%, 11/15/68(a)	326	324,768
7.25%, 08/15/36(a)	255	266,804
Deutsche Telekom AG, 3.63%, 01/21/50(b)	945	703,062
Deutsche Telekom International Finance BV
4.75%, 06/21/38(a)(b)	831	777,065
4.88%, 03/06/42(a)(b)	1,097	1,012,772
Juniper Networks Inc., 5.95%, 03/15/41	569	571,177
Motorola Solutions Inc., 5.50%, 09/01/44	344	339,026
Nokia OYJ, 6.63%, 05/15/39	590	604,765
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	498	459,460
Orange SA
5.38%, 01/13/42(a)	838	824,637
5.50%, 02/06/44	794	789,387
Rogers Communications Inc.
3.70%, 11/15/49	1,216	883,333
4.30%, 02/15/48	648	522,426
4.35%, 05/01/49	1,250	1,015,434
4.50%, 03/15/42	705	609,027
4.50%, 03/15/43	476	406,378
4.55%, 03/15/52	2,246	1,862,321
5.00%, 03/15/44	1,038	943,922
5.45%, 10/01/43(a)	611	587,420
7.50%, 08/15/38	468	543,972
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	324	246,044
SES SA, 5.30%, 04/04/43(b)	225	168,250
Telefonica Emisiones SA
4.67%, 03/06/38	459	414,825
4.90%, 03/06/48	1,392	1,216,782
5.21%, 03/08/47	2,717	2,469,206
5.52%, 03/01/49	1,455	1,384,796
7.05%, 06/20/36	2,008	2,241,936
TELUS Corp.
4.30%, 06/15/49	455	362,852
4.60%, 11/16/48	758	641,335
T-Mobile USA Inc.
3.00%, 02/15/41	2,459	1,806,480
3.30%, 02/15/51	3,487	2,408,243
3.40%, 10/15/52(a)	3,044	2,115,634
3.60%, 11/15/60	1,627	1,123,458
4.38%, 04/15/40	1,800	1,592,570
4.50%, 04/15/50	3,541	3,006,772
4.70%, 01/15/35(a)	60	57,798
5.25%, 06/15/55	1,350	1,279,436
5.50%, 01/15/55	687	676,325
5.65%, 01/15/53	1,870	1,874,037
5.75%, 01/15/54	1,335	1,354,479

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.80%, 09/15/62	$671	$678,205
6.00%, 06/15/54	1,065	1,118,731
Verizon Communications Inc.
2.65%, 11/20/40	3,275	2,288,758
2.85%, 09/03/41	1,303	927,154
2.88%, 11/20/50(a)	2,504	1,595,567
2.99%, 10/30/56	3,777	2,336,676
3.00%, 11/20/60(a)	2,119	1,285,204
3.40%, 03/22/41	3,442	2,664,231
3.55%, 03/22/51(a)	3,958	2,893,653
3.70%, 03/22/61(a)	3,338	2,376,006
3.85%, 11/01/42	812	657,456
3.88%, 03/01/52(a)	1,483	1,138,385
4.00%, 03/22/50	1,299	1,025,274
4.13%, 08/15/46	1,027	838,393
4.27%, 01/15/36	1,370	1,252,440
4.40%, 11/01/34	1,627	1,527,845
4.52%, 09/15/48	1,292	1,121,934
4.67%, 03/15/55	709	620,192
4.75%, 11/01/41	591	546,265
4.78%, 02/15/35(b)	100	96,315
4.81%, 03/15/39	1,196	1,120,445
4.86%, 08/21/46(a)	2,397	2,204,001
5.01%, 04/15/49(a)	830	795,830
5.01%, 08/21/54	880	810,192
5.25%, 03/16/37	1,158	1,148,891
5.50%, 03/16/47	518	521,671
5.50%, 02/23/54	1,243	1,236,495
5.85%, 09/15/35	530	554,156
6.55%, 09/15/43	874	984,276
Vodafone Group PLC
4.25%, 09/17/50	1,844	1,463,210
4.38%, 02/19/43(a)	340	297,203
4.88%, 06/19/49	1,806	1,594,086
5.00%, 05/30/38(a)	593	567,854
5.13%, 06/19/59	436	388,326
5.25%, 05/30/48(a)	1,446	1,366,674
5.63%, 02/10/53	868	845,885
5.75%, 06/28/54	2,364	2,343,437
5.75%, 02/10/63	321	309,333
5.88%, 06/28/64	970	953,680
6.15%, 02/27/37	959	1,021,865
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	340	268,807
		154,489,909
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44(a)	286	257,093
6.35%, 03/15/40	557	579,782
Mattel Inc.
5.45%, 11/01/41	330	302,209
6.20%, 10/01/40(a)	265	264,578
		1,403,662
Transportation — 3.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	856	557,208
3.05%, 02/15/51	887	603,184
3.30%, 09/15/51	912	651,270
3.55%, 02/15/50(a)	910	689,487
3.90%, 08/01/46	951	771,327
Security	Par (000)	Value
Transportation (continued)
4.05%, 06/15/48	$904	$749,808
4.13%, 06/15/47	965	809,247
4.15%, 04/01/45	1,155	979,739
4.15%, 12/15/48	924	771,839
4.38%, 09/01/42	605	539,885
4.40%, 03/15/42	643	574,628
4.45%, 03/15/43	803	720,183
4.45%, 01/15/53	1,048	918,890
4.55%, 09/01/44	815	732,019
4.70%, 09/01/45	821	748,796
4.90%, 04/01/44	1,022	965,123
4.95%, 09/15/41	308	293,847
5.05%, 03/01/41	553	537,684
5.15%, 09/01/43(a)	651	644,750
5.20%, 04/15/54	1,251	1,228,964
5.40%, 06/01/41(a)	410	413,535
5.50%, 03/15/55(a)	1,330	1,359,796
5.75%, 05/01/40	737	775,325
6.15%, 05/01/37	578	631,996
6.20%, 08/15/36	465	509,136
Canadian National Railway Co.
2.45%, 05/01/50	608	371,499
3.20%, 08/02/46	737	537,122
3.50%, 11/15/42	188	143,960
3.65%, 02/03/48	769	603,794
4.40%, 08/05/52	864	759,767
4.45%, 01/20/49	766	677,686
4.50%, 11/07/43(a)	168	147,516
6.13%, 11/01/53(a)	415	470,635
6.20%, 06/01/36	480	526,053
6.38%, 11/15/37	269	300,007
6.71%, 07/15/36(a)	305	342,336
Canadian Pacific Railway Co.
3.00%, 12/02/41(a)	903	671,605
3.10%, 12/02/51(a)	2,175	1,472,856
3.50%, 05/01/50(a)	850	626,568
4.20%, 11/15/69	221	170,114
4.30%, 05/15/43(a)	376	325,804
4.70%, 05/01/48	543	486,875
4.80%, 09/15/35(a)	305	297,409
4.80%, 08/01/45	661	599,738
4.95%, 08/15/45	472	438,282
5.75%, 01/15/42	203	202,532
5.95%, 05/15/37	428	450,406
6.13%, 09/15/2115	834	868,993
Central Japan Railway Co., 4.25%, 11/24/45(b)	181	154,636
CSX Corp.
2.50%, 05/15/51	585	355,538
3.35%, 09/15/49	680	491,975
3.80%, 11/01/46(a)	842	665,996
3.80%, 04/15/50	649	507,544
3.95%, 05/01/50	667	535,906
4.10%, 03/15/44	832	704,350
4.25%, 11/01/66	797	630,507
4.30%, 03/01/48	925	790,276
4.40%, 03/01/43(a)	282	249,700
4.50%, 03/15/49	404	356,367
4.50%, 11/15/52	987	863,777
4.50%, 08/01/54	226	197,396
4.65%, 03/01/68	405	345,676
4.75%, 05/30/42	626	580,126

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.75%, 11/15/48	$742	$675,852
4.90%, 03/15/55	400	371,356
5.50%, 04/15/41	482	490,810
6.00%, 10/01/36	468	501,593
6.15%, 05/01/37	741	803,037
6.22%, 04/30/40(a)	544	594,810
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	415	261,907
3.83%, 09/14/61(b)	581	391,844
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	600	406,009
4.70%, 05/07/50(a)(b)	858	723,782
5.00%, 01/25/47(b)	705	630,958
ENA Master Trust, 4.00%, 05/19/48(b)	325	247,423
FedEx Corp.
3.25%, 05/15/41	636	473,677
3.88%, 08/01/42	475	378,195
3.90%, 02/01/35	445	399,347
4.05%, 02/15/48(a)	1,137	902,315
4.10%, 04/15/43	492	401,415
4.10%, 02/01/45	753	604,721
4.40%, 01/15/47	770	638,734
4.50%, 02/01/65	149	119,333
4.55%, 04/01/46	1,374	1,168,874
4.75%, 11/15/45	1,124	985,635
4.95%, 10/17/48(a)	982	882,305
5.10%, 01/15/44	737	688,329
5.25%, 05/15/50(a)	1,368	1,290,169
Norfolk Southern Corp.
2.90%, 08/25/51	630	404,766
3.05%, 05/15/50	878	589,255
3.16%, 05/15/55	932	613,818
3.40%, 11/01/49	492	354,309
3.70%, 03/15/53	508	379,010
3.94%, 11/01/47	891	708,942
3.95%, 10/01/42	561	464,623
4.05%, 08/15/52	858	684,104
4.10%, 05/15/49	499	405,571
4.10%, 05/15/2121	395	284,505
4.15%, 02/28/48	745	616,567
4.45%, 06/15/45	579	504,567
4.55%, 06/01/53	765	662,030
4.65%, 01/15/46	616	549,932
4.80%, 08/15/43	195	174,428
4.84%, 10/01/41	537	503,124
5.10%, 12/31/49	220	193,104
5.35%, 08/01/54(a)	1,081	1,064,421
5.95%, 03/15/64	645	682,051
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	221	229,672
TTX Co.
3.90%, 02/01/45(b)	450	368,798
4.20%, 07/01/46(b)	465	395,677
4.60%, 02/01/49(b)	391	351,469
4.65%, 06/15/44(b)	240	208,850
5.65%, 12/01/52(b)	255	265,583
Union Pacific Corp.
2.89%, 04/06/36(a)	910	747,081
2.95%, 03/10/52	942	625,815
2.97%, 09/16/62	933	569,003
3.20%, 05/20/41	808	623,242
3.25%, 02/05/50	1,790	1,278,106
Security	Par (000)	Value
Transportation (continued)
3.35%, 08/15/46	$374	$275,829
3.38%, 02/01/35(a)	405	355,649
3.38%, 02/14/42(a)	405	317,929
3.50%, 02/14/53	1,455	1,071,488
3.55%, 08/15/39	547	454,683
3.55%, 05/20/61	683	481,530
3.60%, 09/15/37	613	525,787
3.75%, 02/05/70	790	560,590
3.80%, 10/01/51	1,080	843,070
3.80%, 04/06/71	1,041	749,924
3.84%, 03/20/60	1,740	1,306,532
3.85%, 02/14/72	460	336,407
3.88%, 02/01/55	401	313,371
3.95%, 08/15/59	492	379,226
4.00%, 04/15/47	835	682,658
4.05%, 11/15/45(a)	677	562,117
4.05%, 03/01/46(a)	548	455,154
4.10%, 09/15/67	513	398,254
4.30%, 03/01/49	608	520,975
4.50%, 09/10/48	452	399,772
4.95%, 09/09/52(a)	723	691,387
4.95%, 05/15/53(a)	547	520,975
5.15%, 01/20/63	409	389,316
United Parcel Service Inc.
3.40%, 11/15/46	540	405,223
3.40%, 09/01/49	714	524,440
3.63%, 10/01/42	378	302,042
3.75%, 11/15/47	1,224	954,536
4.25%, 03/15/49	878	739,222
4.88%, 11/15/40	507	484,522
5.05%, 03/03/53(a)	1,139	1,083,883
5.20%, 04/01/40	448	445,614
5.30%, 04/01/50	1,302	1,291,449
5.50%, 05/22/54(a)	1,125	1,147,633
5.60%, 05/22/64	350	356,094
6.20%, 01/15/38	1,569	1,720,515
		89,681,642
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	599	387,459
4.50%, 03/30/45	305	251,557
5.20%, 03/15/44	464	434,079
6.05%, 06/05/54(a)	245	255,250
		1,328,345
Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51	505	351,750
3.45%, 05/01/50	470	342,066
3.75%, 09/01/47	840	646,396
4.00%, 12/01/46	505	407,928
4.15%, 06/01/49	645	530,262
4.20%, 09/01/48	705	586,745
4.30%, 12/01/42	431	375,314
4.30%, 09/01/45	661	563,848
5.45%, 03/01/54(a)	695	691,533
6.59%, 10/15/37	552	621,777
Essential Utilities Inc.
3.35%, 04/15/50	601	417,113
4.28%, 05/01/49	690	567,389

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
5.30%, 05/01/52	$475	$449,500
		6,551,621
Total Long-Term Investments — 97.6% (Cost: $3,046,348,107)		2,669,866,009
	Shares
Short-Term Securities
Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(g)(h)(i)	301,287,043	301,497,944
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(g)(h)	39,870,000	39,870,000
Total Short-Term Securities — 12.5% (Cost: $341,217,116)		341,367,944
Total Investments — 110.1% (Cost: $3,387,565,223)		3,011,233,953
Liabilities in Excess of Other Assets — (10.1)%		(276,084,963)
Net Assets — 100.0%		$2,735,148,990

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,669,866,009	$—	$2,669,866,009
Short-Term Securities
Money Market Funds	341,367,944	—	—	341,367,944
	$341,367,944	$2,669,866,009	$—	$3,011,233,953

Schedule of Investments (unaudited)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 4.14%, 07/16/29	$4,600	$4,561,036
American Express Credit Account Master Trust
4.87%, 05/15/28	6,840	6,874,563
5.15%, 09/15/30	9,000	9,188,979
4.65%, 07/15/29	5,560	5,582,097
Class A, 4.95%, 10/15/27	15,000	15,049,415
AmeriCredit Automobile Receivables Trust, 5.62%, 11/18/27	8,210	8,275,972
BA Credit Card Trust, 4.98%, 11/15/28	71,311	71,956,666
BMW Vehicle Lease Trust, 5.98%, 02/25/27	14,500	14,724,574
Capital One Multi-Asset Execution Trust
3.92%, 09/17/29	10,000	9,851,955
Class A2, 1.39%, 07/15/30	11,000	9,816,108
CarMax Auto Owner Trust
4.65%, 01/16/29	8,300	8,300,681
6.00%, 07/17/28	8,137	8,305,874
4.64%, 04/15/30	2,560	2,564,024
Carvana Auto Receivables Trust, 4.26%, 10/10/29	2,330	2,298,194
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,943,375
4.60%, 01/16/29	47,830	47,943,699
4.63%, 01/15/31	8,935	8,960,628
Citibank Credit Card Issuance Trust, 3.96%, 10/13/30	2,000	1,955,634
CNH Equipment Trust
5.19%, 09/17/29	5,360	5,424,328
4.03%, 01/15/30	10,000	9,841,328
Discover Card Execution Note Trust, 3.56%, 07/15/27	18,000	17,856,354
Drive Auto Receivables Trust
4.52%, 07/16/29	500	495,064
4.67%, 05/17/32	890	880,047
Exeter Automobile Receivables Trust
5.82%, 02/15/28	11,180	11,230,361
5.61%, 04/17/28	5,000	5,024,028
5.92%, 02/15/30	5,000	5,042,826
5.06%, 02/18/31	1,900	1,862,827
Ford Credit Auto Lease Trust
5.29%, 06/15/27	4,640	4,667,020
4.99%, 12/15/27	7,330	7,373,539
Ford Credit Auto Owner Trust, 4.07%, 07/15/29	6,000	5,936,698
GM Financial Automobile Leasing Trust, 5.39%, 07/20/27	1,060	1,071,886
GM Financial Consumer Automobile Receivables Trust
1.51%, 04/17/28	2,940	2,834,064
4.59%, 07/17/28	3,500	3,499,034
4.47%, 02/16/28	6,667	6,656,763
4.43%, 10/16/28	13,000	12,953,823
5.78%, 08/16/28	6,090	6,193,115
5.71%, 02/16/29	9,710	9,966,181
4.40%, 08/16/29	2,500	2,492,996
Honda Auto Receivables Owner Trust
5.21%, 08/15/28	1,900	1,920,079
4.57%, 03/21/29	7,300	7,309,579
Hyundai Auto Receivables Trust
4.58%, 04/15/27	6,600	6,594,559
4.48%, 07/17/28	13,000	12,962,288
Security	Par (000)	Value
5.48%, 04/17/28	$30,000	$30,296,783
4.84%, 03/15/29	4,625	4,654,561
John Deere Owner Trust
4.96%, 11/15/28	3,290	3,315,313
4.91%, 02/18/31	1,850	1,861,910
4.06%, 06/15/29	2,140	2,109,010
Nissan Auto Lease Trust, 4.91%, 04/15/27	14,430	14,477,681
Santander Drive Auto Receivables Trust
5.09%, 05/15/30	17,060	17,102,080
5.23%, 12/15/28	6,440	6,477,048
5.25%, 04/17/28	6,000	6,023,662
5.45%, 03/15/30	1,670	1,689,132
5.64%, 08/15/30	3,500	3,553,725
4.62%, 11/15/28	1,460	1,456,240
5.14%, 02/17/32	4,100	4,063,290
Synchrony Card Funding LLC, 5.04%, 03/15/30	9,330	9,393,510
Verizon Master Trust, 4.17%, 08/20/30	6,300	6,225,720
Verizon Master Trust Series, 5.21%, 06/20/29	14,250	14,372,609
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28	10,780	10,837,235
5.01%, 01/22/30	6,000	6,052,492
World Omni Auto Receivables Trust, 5.09%, 12/17/29	2,000	2,015,858
Total Asset-Backed Securities — 0.5% (Cost: $535,246,808)		535,220,120
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.9%
3650R 2021-PF1 Commercial Mortgage Trust, 5.29%, 11/15/55(a)	1,000	1,008,645
Bank
2.29%, 06/15/64	7,260	6,110,283
3.35%, 01/15/63(a)	1,400	1,156,108
4.79%, 02/15/52(a)	1,887	1,696,017
5.72%, 06/15/57	4,450	4,646,925
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	3,416	3,290,821
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	5,000	4,894,889
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	13,791,849
Series 2020, Class A5, 2.65%, 01/15/63	6,500	5,780,827
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	19,959,348
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	4,743,587
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	7,590,954
Bank5
5.77%, 06/15/57	9,520	9,771,026
5.79%, 06/15/57	2,000	2,048,156
6.42%, 08/15/57(a)	650	657,544
6.49%, 06/15/57(a)	2,950	3,077,304
7.14%, 07/15/56(a)	1,949	2,060,396
Bank5 Trust
6.23%, 05/15/57	3,000	3,128,093
6.97%, 05/15/57(a)	2,580	2,699,343
6.97%, 05/15/57(a)	722	747,755
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	7,988,245

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
2.69%, 11/15/54	$2,000	$1,721,640
4.05%, 12/15/51	4,000	3,876,533
4.60%, 06/15/55(a)	5,390	5,229,523
5.40%, 09/15/57	2,500	2,555,471
5.45%, 04/15/56	1,000	1,021,876
5.53%, 11/15/57	1,500	1,544,938
5.55%, 07/15/57	1,000	1,015,845
5.63%, 09/15/57	3,100	3,127,731
5.71%, 12/15/55(a)	3,160	3,290,827
5.72%, 02/15/57	2,586	2,580,461
5.75%, 11/15/57	1,000	1,029,949
5.84%, 09/15/57	3,000	3,080,737
5.87%, 02/15/57	4,955	5,121,898
5.89%, 09/15/57	1,250	1,273,430
5.94%, 05/15/57(a)	3,210	3,263,054
5.97%, 07/15/56(a)	500	518,605
6.00%, 09/15/56(a)	18,820	19,985,004
6.00%, 05/15/57(a)	1,800	1,795,804
6.13%, 11/15/57	900	926,969
6.15%, 03/15/57(a)	2,800	2,831,215
6.30%, 09/15/56(a)	3,000	3,167,468
6.36%, 03/15/57(a)	1,000	1,035,115
6.64%, 03/15/57(a)	1,660	1,695,978
6.70%, 07/15/57(a)	1,000	1,022,629
6.80%, 11/15/56(a)	3,970	4,453,195
7.45%, 12/15/56(a)	1,322	1,422,951
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	17,868,597
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	8,867,688
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	14,228,046
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,965	1,660,895
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,387,019
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	18,590	16,130,697
Benchmark Mortgage Trust
2.91%, 09/15/43(a)	750	563,708
3.18%, 02/15/53(a)	1,000	836,188
5.60%, 08/15/57	3,700	3,774,017
5.77%, 05/15/56	1,000	1,023,503
6.06%, 01/10/57(a)	1,360	1,370,453
6.38%, 03/15/57	4,460	4,613,314
6.67%, 03/15/57	1,770	1,801,616
6.79%, 03/15/57	3,130	3,242,591
6.85%, 05/15/56(a)	500	520,807
6.95%, 07/15/57(a)	2,000	2,092,896
6.95%, 07/15/57(a)	2,000	2,069,108
6.97%, 01/10/57(a)	1,850	1,908,357
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,171,115
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	6,765,882
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	5,967,145
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	9,847,650
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	1,100	1,012,965
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,335,819
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	19,043,856
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-B11, Class A5, 3.54%, 05/15/52	$20,000	$18,451,950
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	1,992,368
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	5,879,676
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,208,409
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	20,637,632
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,121,412
BMO Mortgage Trust
5.31%, 09/15/54	1,200	1,210,953
5.75%, 09/15/57(a)	1,000	1,011,622
5.86%, 02/15/57	3,730	3,844,028
5.89%, 11/15/57(a)	3,500	3,572,158
5.91%, 03/15/57(a)	7,550	7,812,096
5.96%, 09/15/56(a)	30,000	31,700,395
6.09%, 09/15/57(a)	750	755,151
6.14%, 03/15/57(a)	2,330	2,412,286
6.23%, 03/15/57(a)	1,500	1,448,276
6.29%, 02/15/57(a)	5,310	5,479,170
6.36%, 02/15/57(a)	260	269,830
6.41%, 11/15/57(a)	4,700	4,802,163
7.24%, 11/15/56(a)	11,200	11,951,836
CD Mortgage Trust
3.91%, 11/13/50(a)	995	922,982
Series 2017-CD3, Class A4, 3.63%, 02/10/50	5,500	5,165,266
Citigroup Commercial Mortgage Trust
3.42%, 12/15/72	2,000	1,801,655
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	17,340,022
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	10,896,640
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	13,327,098
Series 2017-P8, Class A3, 3.20%, 09/15/50	2,000	1,920,320
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,399,658
Commission Mortgage Trust
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	7,881,015
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	3,940,562
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	17,311,383
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	5,038,922
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	26,243,639
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	8,869,669
DBJPM Mortgage Trust
3.56%, 06/10/50(a)	5,500	5,116,437
Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	960,618
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,135,398
3.53%, 09/25/32	1,000	919,256
3.78%, 01/25/32	10,852	10,425,192
3.78%, 11/25/32(a)	17,795	16,717,094
3.80%, 03/25/32	1,960	1,885,228
3.82%, 12/25/32(a)	21,500	20,242,529

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.05%, 07/25/33	$35,000	$33,386,061
4.20%, 05/25/33	48,000	46,319,722
4.25%, 04/25/33	40,000	38,752,264
4.28%, 07/25/30	10,500	10,311,426
4.35%, 01/25/33(a)	33,140	32,352,880
4.46%, 08/25/31	5,000	4,934,607
4.51%, 07/25/29	5,700	5,669,724
4.74%, 08/25/28(a)	15,000	15,061,217
5.20%, 02/25/31	5,560	5,706,943
5.36%, 01/25/29(a)	14,300	14,676,796
5.40%, 01/25/29	15,000	15,418,959
Federal National Mortgage Association-ACES
1.27%, 07/25/30	10,000	8,345,805
1.81%, 10/25/31(a)	3,000	2,508,392
4.18%, 07/25/28(a)	19,111	18,850,141
GS Mortgage Securities Trust
3.45%, 05/12/53(a)	1,840	1,555,222
4.38%, 07/10/51(a)	2,433	2,236,468
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,330,377
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,878,758
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,852,175
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,388,676
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	16,067,110
Series 2016-C28, Class AS, 3.95%, 01/15/49	2,000	1,941,335
Series 2016-C32, Class A3, 3.46%, 12/15/49	9,522	9,201,063
Morgan Stanley Capital I Trust
2.75%, 06/15/54(a)	2,000	1,681,370
4.85%, 07/15/51(a)	1,000	931,191
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	3,500	3,437,851
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,575,604
Series 2018, Class A3, 4.14%, 10/15/51	21,700	21,035,520
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	675,213
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	7,120,692
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	17,741,272
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	8,863,098
UBS Commercial Mortgage Trust
4.58%, 12/15/50(a)	528	477,888
Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	17,497,183
Wells Fargo Commercial Mortgage Trust
3.31%, 11/15/54	500	397,643
4.15%, 03/15/51(a)	1,749	1,674,367
4.55%, 03/15/52	1,000	930,891
4.67%, 09/15/61(a)	3,000	2,883,472
5.93%, 07/15/57	3,000	3,099,116
Class A4, 2.34%, 08/15/54	4,600	3,889,634
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	5,629,025
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	14,919,952
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2021-C59, Class A5, 2.63%, 04/15/54	$5,200	$4,457,038
		1,119,227,028
Total Collateralized Mortgage Obligations — 0.9% (Cost: $1,180,524,937)		1,119,227,028
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	2,618	2,231,598
3.38%, 03/01/41	2,277	1,699,455
4.65%, 10/01/28	3,101	3,074,747
4.75%, 03/30/30	4,008	3,964,727
5.38%, 06/15/33	2,078	2,069,634
5.40%, 10/01/48	2,250	2,116,953
Omnicom Group Inc.
2.45%, 04/30/30	3,817	3,358,424
2.60%, 08/01/31	4,654	4,014,081
4.20%, 06/01/30	3,582	3,462,093
5.30%, 11/01/34	2,435	2,442,370
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	8,535	8,412,162
		36,846,244
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26	12,395	11,939,128
2.25%, 06/15/26	4,414	4,207,038
2.70%, 02/01/27	5,240	4,944,702
2.75%, 02/01/26	2,690	2,608,124
2.80%, 03/01/27	2,368	2,234,659
2.95%, 02/01/30	6,284	5,565,851
3.10%, 05/01/26	5,566	5,389,761
3.20%, 03/01/29	4,531	4,141,332
3.25%, 02/01/28	3,510	3,296,129
3.25%, 03/01/28	2,854	2,656,381
3.25%, 02/01/35	3,499	2,786,206
3.38%, 06/15/46	2,448	1,609,666
3.45%, 11/01/28	2,623	2,429,908
3.50%, 03/01/39	2,254	1,682,151
3.55%, 03/01/38	2,018	1,535,905
3.60%, 05/01/34	3,536	2,969,445
3.63%, 02/01/31	3,817	3,445,842
3.63%, 03/01/48	2,733	1,843,471
3.65%, 03/01/47	2,201	1,500,731
3.75%, 02/01/50	6,083	4,224,745
3.83%, 03/01/59	2,267	1,474,390
3.85%, 11/01/48	2,394	1,679,113
3.90%, 05/01/49	4,851	3,428,075
3.95%, 08/01/59	4,963	3,325,207
5.04%, 05/01/27	7,994	7,962,396
5.15%, 05/01/30	13,938	13,769,421
5.71%, 05/01/40	9,582	9,216,437
5.81%, 05/01/50	21,576	20,351,372
5.88%, 02/15/40	2,443	2,357,910
5.93%, 05/01/60	14,007	13,087,165
6.13%, 02/15/33	1,878	1,921,052
6.26%, 05/01/27(b)	5,385	5,508,967
6.30%, 05/01/29(b)	5,105	5,288,922
6.39%, 05/01/31(b)	2,315	2,421,683

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
6.53%, 05/01/34(b)	$10,465	$11,032,557
6.63%, 02/15/38	1,789	1,852,494
6.86%, 05/01/54(b)	5,375	5,764,809
6.88%, 03/15/39	2,461	2,601,448
7.01%, 05/01/64(b)	2,700	2,903,755
GE Capital Funding LLC, 4.55%, 05/15/32	4,637	4,513,550
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	2,030	1,998,928
4.42%, 11/15/35	4,419	4,163,214
General Dynamics Corp.
1.15%, 06/01/26(c)	4,210	4,003,050
2.13%, 08/15/26	4,053	3,898,429
2.25%, 06/01/31	2,035	1,766,543
2.63%, 11/15/27	3,169	3,005,198
2.85%, 06/01/41	3,399	2,495,812
3.50%, 04/01/27	3,247	3,175,606
3.60%, 11/15/42	1,153	933,790
3.63%, 04/01/30	5,197	4,949,450
3.75%, 05/15/28	5,543	5,398,638
4.25%, 04/01/40	3,954	3,537,921
4.25%, 04/01/50	3,945	3,383,951
General Electric Co.
4.35%, 05/01/50	1,065	924,029
4.50%, 03/11/44	950	844,934
5.88%, 01/14/38	1,857	1,951,388
6.75%, 03/15/32	3,065	3,416,147
6.88%, 01/10/39	1,190	1,370,606
HEICO Corp.
5.25%, 08/01/28	1,510	1,532,151
5.35%, 08/01/33	1,490	1,501,518
Hexcel Corp., 4.20%, 02/15/27	2,565	2,501,546
Howmet Aerospace Inc.
3.00%, 01/15/29	650	604,398
4.85%, 10/15/31(c)	1,010	1,001,428
5.90%, 02/01/27	240	245,760
5.95%, 02/01/37	1,495	1,574,316
6.75%, 01/15/28	450	474,376
L3Harris Technologies Inc.
1.80%, 01/15/31	3,700	3,080,664
2.90%, 12/15/29	2,636	2,399,347
3.85%, 12/15/26	5,697	5,608,307
4.40%, 06/15/28	10,374	10,242,389
4.85%, 04/27/35	1,846	1,786,861
5.05%, 06/01/29	2,050	2,066,702
5.05%, 04/27/45	2,113	1,981,854
5.25%, 06/01/31	1,930	1,956,260
5.35%, 06/01/34	2,535	2,561,965
5.40%, 01/15/27	4,825	4,900,109
5.40%, 07/31/33	5,550	5,628,039
5.50%, 08/15/54	2,825	2,812,342
5.60%, 07/31/53	2,000	2,019,347
6.15%, 12/15/40	2,380	2,526,013
Lockheed Martin Corp.
1.85%, 06/15/30	2,520	2,174,129
2.80%, 06/15/50	4,648	3,035,653
3.55%, 01/15/26	6,123	6,049,011
3.60%, 03/01/35	2,473	2,206,766
3.80%, 03/01/45	5,140	4,173,133
3.90%, 06/15/32	4,140	3,909,140
4.07%, 12/15/42	3,893	3,337,871
Security	Par (000)	Value
Aerospace & Defense (continued)
4.09%, 09/15/52	$7,301	$6,016,843
4.15%, 06/15/53	4,780	3,962,199
4.30%, 06/15/62	4,320	3,575,019
4.45%, 05/15/28	1,335	1,332,954
4.50%, 02/15/29	2,095	2,087,247
4.50%, 05/15/36	2,210	2,109,810
4.70%, 05/15/46	5,314	4,885,064
4.75%, 02/15/34	3,375	3,331,712
4.80%, 08/15/34	3,105	3,068,306
5.10%, 11/15/27	4,910	4,996,230
5.20%, 02/15/55	2,060	2,019,235
5.20%, 02/15/64	2,250	2,181,381
5.25%, 01/15/33	4,035	4,154,272
5.70%, 11/15/54	3,165	3,346,301
5.72%, 06/01/40	1,682	1,766,285
5.90%, 11/15/63	2,455	2,656,600
Series B, 6.15%, 09/01/36	2,490	2,727,822
Northrop Grumman Corp.
3.20%, 02/01/27	3,331	3,233,851
3.25%, 01/15/28	9,778	9,355,625
3.85%, 04/15/45	2,734	2,191,345
4.03%, 10/15/47	9,336	7,566,680
4.40%, 05/01/30	2,397	2,355,357
4.60%, 02/01/29	2,360	2,348,056
4.70%, 03/15/33	3,700	3,628,676
4.75%, 06/01/43	4,924	4,519,755
4.90%, 06/01/34	2,770	2,736,708
4.95%, 03/15/53	3,785	3,521,608
5.05%, 11/15/40	1,868	1,807,481
5.15%, 05/01/40	2,275	2,215,344
5.20%, 06/01/54	4,955	4,801,159
5.25%, 05/01/50	4,118	4,006,922
RTX Corp.
1.90%, 09/01/31(c)	4,426	3,658,960
2.25%, 07/01/30	4,935	4,305,371
2.38%, 03/15/32	4,227	3,549,232
2.65%, 11/01/26	2,348	2,262,822
2.82%, 09/01/51	4,294	2,712,964
3.03%, 03/15/52	5,897	3,886,261
3.13%, 05/04/27	5,756	5,548,557
3.13%, 07/01/50	5,165	3,501,573
3.50%, 03/15/27	5,890	5,739,169
3.75%, 11/01/46	4,999	3,894,595
4.05%, 05/04/47	3,423	2,760,111
4.13%, 11/16/28	10,564	10,334,437
4.15%, 05/15/45	4,605	3,819,760
4.35%, 04/15/47	4,966	4,195,411
4.45%, 11/16/38	3,315	3,016,505
4.50%, 06/01/42	15,007	13,345,064
4.63%, 11/16/48	7,143	6,293,972
4.70%, 12/15/41	2,740	2,496,157
4.80%, 12/15/43	2,359	2,150,900
4.88%, 10/15/40	1,889	1,778,154
5.00%, 02/27/26	2,745	2,755,301
5.15%, 02/27/33	5,200	5,236,463
5.38%, 02/27/53	4,375	4,290,363
5.40%, 05/01/35	682	696,672
5.70%, 04/15/40	770	791,541
5.75%, 11/08/26	6,310	6,444,540
5.75%, 01/15/29	3,205	3,325,890
6.00%, 03/15/31	5,600	5,929,772

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
6.05%, 06/01/36	$360	$385,883
6.10%, 03/15/34	6,435	6,891,810
6.13%, 07/15/38	1,180	1,268,705
6.40%, 03/15/54	3,955	4,453,688
7.20%, 08/15/27	2,603	2,781,593
7.50%, 09/15/29	2,128	2,369,598
		571,958,568
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	8,205	6,813,120
2.63%, 09/16/26	2,800	2,697,361
3.40%, 05/06/30	4,154	3,831,410
3.40%, 02/04/41	6,567	4,892,338
3.70%, 02/04/51	5,697	4,001,965
3.88%, 09/16/46	6,802	5,068,641
4.00%, 02/04/61(c)	4,175	3,050,268
4.25%, 08/09/42	4,549	3,733,633
4.40%, 02/14/26	5,616	5,588,307
4.45%, 05/06/50	2,673	2,143,127
4.50%, 05/02/43	3,173	2,672,396
4.80%, 02/14/29	6,169	6,132,239
5.38%, 01/31/44	7,567	7,328,466
5.80%, 02/14/39	8,482	8,616,117
5.95%, 02/14/49	8,942	8,998,348
6.20%, 11/01/28	2,430	2,541,696
6.88%, 11/01/33	1,980	2,174,587
Archer-Daniels-Midland Co.
2.50%, 08/11/26	6,740	6,500,111
2.70%, 09/15/51	2,290	1,443,242
2.90%, 03/01/32	2,995	2,630,711
3.25%, 03/27/30	4,876	4,529,044
3.75%, 09/15/47	2,499	1,916,521
4.02%, 04/16/43	1,747	1,476,090
4.50%, 08/15/33	1,660	1,608,222
4.50%, 03/15/49	3,314	2,896,630
4.54%, 03/26/42	2,082	1,884,627
5.38%, 09/15/35	1,066	1,093,988
5.94%, 10/01/32	1,222	1,313,099
BAT Capital Corp.
2.26%, 03/25/28	3,595	3,298,127
2.73%, 03/25/31	5,098	4,441,830
3.22%, 09/06/26	5,311	5,163,448
3.46%, 09/06/29(c)	2,527	2,362,008
3.56%, 08/15/27	4,598	4,456,349
3.73%, 09/25/40	770	588,195
3.98%, 09/25/50	370	268,482
4.39%, 08/15/37	10,024	8,730,966
4.54%, 08/15/47	7,070	5,650,325
4.70%, 04/02/27	5,104	5,092,459
4.74%, 03/16/32	4,060	3,937,264
4.76%, 09/06/49	4,793	3,930,415
4.91%, 04/02/30	4,273	4,228,456
5.28%, 04/02/50	2,257	2,025,284
5.65%, 03/16/52	2,935	2,717,657
5.83%, 02/20/31	3,395	3,501,020
6.00%, 02/20/34	3,595	3,714,812
6.34%, 08/02/30	4,415	4,657,222
6.42%, 08/02/33	5,350	5,692,926
7.08%, 08/02/43	3,295	3,592,332
7.08%, 08/02/53	4,520	5,006,581
7.75%, 10/19/32	2,726	3,127,847
Security	Par (000)	Value
Agriculture (continued)
BAT International Finance PLC
1.67%, 03/25/26	$5,164	$4,944,811
4.45%, 03/16/28	5,620	5,543,845
5.93%, 02/02/29	4,825	4,994,060
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,685	4,982,754
3.25%, 08/15/26	4,528	4,424,096
3.75%, 09/25/27	3,021	2,954,142
4.10%, 01/07/28	2,280	2,238,288
4.20%, 09/17/29	1,700	1,651,381
4.65%, 09/17/34	1,355	1,298,879
Philip Morris International Inc.
0.88%, 05/01/26	3,154	2,984,339
1.75%, 11/01/30	4,738	3,961,818
2.10%, 05/01/30	2,988	2,592,524
2.75%, 02/25/26	4,335	4,230,705
3.13%, 08/17/27	2,935	2,834,715
3.13%, 03/02/28	3,236	3,080,922
3.38%, 08/15/29	5,698	5,367,748
3.88%, 08/21/42	4,346	3,509,149
4.13%, 03/04/43	3,729	3,106,791
4.25%, 11/10/44	3,198	2,682,714
4.38%, 11/01/27	2,600	2,583,426
4.38%, 11/15/41	4,107	3,569,208
4.50%, 03/20/42	4,145	3,654,090
4.63%, 11/01/29	2,600	2,580,474
4.75%, 02/12/27	3,785	3,797,758
4.75%, 11/01/31	2,600	2,557,468
4.88%, 02/13/26	5,920	5,939,342
4.88%, 02/15/28	7,505	7,546,296
4.88%, 02/13/29	3,195	3,204,776
4.88%, 11/15/43	3,305	3,051,875
4.90%, 11/01/34	2,600	2,537,031
5.00%, 11/17/25	4,500	4,522,081
5.13%, 11/17/27	7,307	7,408,283
5.13%, 02/15/30	6,220	6,291,991
5.13%, 02/13/31	4,545	4,587,467
5.25%, 09/07/28	1,845	1,880,038
5.25%, 02/13/34	7,265	7,290,448
5.38%, 02/15/33	7,910	8,016,090
5.50%, 09/07/30	2,070	2,130,420
5.63%, 11/17/29	4,670	4,835,539
5.63%, 09/07/33	2,885	2,967,990
5.75%, 11/17/32	4,241	4,419,259
6.38%, 05/16/38	6,123	6,715,896
Reynolds American Inc.
5.70%, 08/15/35	3,304	3,334,668
5.85%, 08/15/45	9,663	9,324,803
6.15%, 09/15/43	2,581	2,578,912
7.25%, 06/15/37	2,350	2,617,683
		381,087,302
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	1,131	1,090,057
Series 2015-1, Class A, 3.38%, 11/01/28(c)	1,463	1,395,070
Series 2015-2, Class AA, 3.60%, 03/22/29	2,186	2,115,497
Series 2016-1, Class AA, 3.58%, 07/15/29	1,335	1,287,508
Series 2016-2, Class AA, 3.20%, 12/15/29	2,325	2,192,964
Series 2016-3, Class AA, 3.00%, 04/15/30(c)	1,047	984,926
Series 2017-1, Class AA, 3.65%, 02/15/29	2,288	2,182,318

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Series 2017-2, Class AA, 3.35%, 04/15/31	$2,238	$2,100,919
Series 2019-1, Class AA, 3.15%, 08/15/33	2,565	2,362,209
Series A, Class A, 2.88%, 01/11/36	4,084	3,541,980
Delta Air Lines Inc.
3.75%, 10/28/29	2,040	1,904,290
4.38%, 04/19/28(c)	1,000	977,791
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	4,314	4,013,699
JetBlue Pass-Through Trust
Series 1A, Class A, 4.00%, 05/15/34(c)	2,984	2,827,865
Series 2019-1, Class AA, 2.75%, 11/15/33	2,136	1,880,141
Southwest Airlines Co.
2.63%, 02/10/30	2,868	2,546,286
3.00%, 11/15/26	2,205	2,124,991
3.45%, 11/16/27	2,043	1,953,917
5.13%, 06/15/27	9,162	9,223,375
United Airlines Pass-Through Trust
5.80%, 07/15/37	6,253	6,426,568
Series 2014-1, Class A, 4.00%, 10/11/27	2,410	2,361,535
Series 2014-2, Class A, 3.75%, 03/03/28(c)	3,654	3,571,193
Series 2016-1, Class AA, 3.10%, 01/07/30	2,797	2,637,951
Series 2016-2, Class AA, 2.88%, 04/07/30	2,361	2,186,355
Series 2018-1, Class AA, 3.50%, 09/01/31	3,120	2,933,602
Series 2019, Class AA, 4.15%, 02/25/33	1,739	1,663,809
Series 2019-2, Class AA, 2.70%, 11/01/33	3,427	3,030,771
Series 2020-1, 5.88%, 04/15/29	3,967	4,056,607
Series 24-A, 5.88%, 08/15/38	1,775	1,832,411
Series AA, 5.45%, 08/15/38	4,225	4,289,920
		81,696,525
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	4,898	4,711,226
2.75%, 03/27/27	6,043	5,819,614
2.85%, 03/27/30	7,240	6,628,164
3.25%, 03/27/40	4,980	3,944,178
3.38%, 11/01/46	2,425	1,808,974
3.38%, 03/27/50	5,697	4,181,766
3.63%, 05/01/43	3,249	2,629,330
3.88%, 11/01/45	5,453	4,442,263
Ralph Lauren Corp., 2.95%, 06/15/30	2,689	2,447,932
Tapestry Inc.
3.05%, 03/15/32(c)	2,503	2,112,909
4.13%, 07/15/27	2,031	1,977,107
7.00%, 11/27/26	3,460	3,533,422
7.05%, 11/27/25	1,875	1,900,936
7.35%, 11/27/28	4,435	4,522,559
7.70%, 11/27/30	3,014	3,073,398
7.85%, 11/27/33	5,080	5,186,382
		58,920,160
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.30%, 09/09/26	4,715	4,446,791
1.80%, 01/13/31	2,602	2,175,566
2.00%, 03/24/28	4,210	3,861,358
2.25%, 01/12/29	3,405	3,087,993
2.30%, 09/09/26	3,831	3,682,263
2.35%, 01/08/27	2,386	2,280,703
3.50%, 02/15/28	3,326	3,216,418
4.40%, 10/05/26	2,160	2,156,169
4.40%, 09/05/29	2,690	2,644,664
Security	Par (000)	Value
Auto Manufacturers (continued)
4.45%, 10/22/27	$2,875	$2,861,965
4.60%, 04/17/30	3,705	3,665,208
4.70%, 01/12/28	2,935	2,946,407
4.75%, 01/12/26	1,755	1,757,860
4.85%, 10/23/31	2,875	2,839,594
4.90%, 03/12/27	2,755	2,775,262
4.90%, 07/09/27	2,035	2,053,834
4.90%, 03/13/29	3,855	3,872,640
4.90%, 01/10/34	2,205	2,171,807
4.95%, 01/09/26	3,390	3,403,411
5.05%, 07/10/31	2,885	2,895,679
5.13%, 07/07/28	2,925	2,965,051
5.25%, 07/07/26	2,235	2,260,709
5.65%, 11/15/28	3,485	3,604,007
5.85%, 10/04/30	2,985	3,130,059
Cummins Inc.
1.50%, 09/01/30	4,549	3,829,581
2.60%, 09/01/50	5,125	3,166,233
4.88%, 10/01/43	1,871	1,754,718
4.90%, 02/20/29	865	874,711
5.15%, 02/20/34	1,080	1,099,945
5.45%, 02/20/54	1,240	1,248,462
Ford Motor Co.
3.25%, 02/12/32	10,805	9,047,928
4.35%, 12/08/26	480	472,029
4.75%, 01/15/43	10,305	8,329,061
5.29%, 12/08/46(c)	5,280	4,635,745
6.10%, 08/19/32	6,735	6,769,174
6.63%, 10/01/28(c)	402	418,471
7.40%, 11/01/46	2,925	3,125,079
7.45%, 07/16/31	4,000	4,331,398
9.63%, 04/22/30	1,080	1,252,323
Ford Motor Credit Co. LLC
2.70%, 08/10/26	5,105	4,870,336
2.90%, 02/16/28	1,820	1,670,794
2.90%, 02/10/29	2,390	2,132,862
3.38%, 11/13/25	8,610	8,445,229
3.63%, 06/17/31	3,720	3,235,905
3.82%, 11/02/27	1,381	1,317,870
4.00%, 11/13/30	7,400	6,690,291
4.13%, 08/17/27	3,710	3,585,254
4.27%, 01/09/27	2,145	2,096,523
4.39%, 01/08/26	8,100	8,000,007
4.54%, 08/01/26	5,351	5,275,005
4.95%, 05/28/27	4,125	4,077,869
5.11%, 05/03/29	7,795	7,586,545
5.13%, 11/05/26	3,060	3,047,956
5.30%, 09/06/29	2,580	2,528,806
5.80%, 03/05/27	8,390	8,459,360
5.80%, 03/08/29	3,920	3,921,528
5.85%, 05/17/27	4,690	4,734,185
6.05%, 03/05/31	4,160	4,185,450
6.05%, 11/05/31	1,600	1,600,000
6.13%, 03/08/34	7,125	7,053,150
6.80%, 05/12/28	6,435	6,668,287
6.80%, 11/07/28	7,980	8,291,481
6.95%, 03/06/26	6,385	6,507,460
6.95%, 06/10/26	6,169	6,304,714
7.12%, 11/07/33	5,345	5,656,158
7.20%, 06/10/30	3,270	3,450,349
7.35%, 11/04/27	7,580	7,956,541

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
7.35%, 03/06/30	$5,120	$5,430,877
General Motors Co.
4.20%, 10/01/27	3,884	3,809,946
5.00%, 10/01/28(c)	5,375	5,363,386
5.00%, 04/01/35	3,358	3,187,347
5.15%, 04/01/38	4,520	4,238,806
5.20%, 04/01/45	5,862	5,241,666
5.40%, 10/15/29	2,610	2,633,321
5.40%, 04/01/48	3,956	3,597,323
5.60%, 10/15/32(c)	5,505	5,589,237
5.95%, 04/01/49	4,532	4,423,039
6.25%, 10/02/43	5,315	5,351,702
6.60%, 04/01/36	5,345	5,666,360
6.75%, 04/01/46	3,642	3,876,379
6.80%, 10/01/27	5,221	5,474,465
General Motors Financial Co. Inc.
1.25%, 01/08/26	2,973	2,848,671
1.50%, 06/10/26	6,860	6,499,593
2.35%, 02/26/27	4,340	4,100,272
2.35%, 01/08/31	2,570	2,164,338
2.40%, 04/10/28	5,120	4,694,128
2.40%, 10/15/28	5,372	4,854,550
2.70%, 08/20/27	2,924	2,754,601
2.70%, 06/10/31	5,040	4,280,867
3.10%, 01/12/32	4,022	3,456,880
3.60%, 06/21/30	3,551	3,255,460
3.85%, 01/05/28	2,409	2,326,509
4.00%, 10/06/26	4,000	3,940,523
4.30%, 04/06/29	2,970	2,869,621
4.35%, 01/17/27	5,534	5,471,359
4.90%, 10/06/29	2,335	2,302,578
5.00%, 04/09/27	5,650	5,657,595
5.25%, 03/01/26	6,130	6,146,936
5.35%, 07/15/27	270	272,801
5.40%, 04/06/26	3,350	3,375,381
5.40%, 05/08/27	2,900	2,934,214
5.45%, 09/06/34(c)	2,265	2,229,448
5.55%, 07/15/29	3,780	3,831,044
5.60%, 06/18/31	650	655,138
5.65%, 01/17/29(c)	2,629	2,672,753
5.75%, 02/08/31	2,245	2,286,691
5.80%, 06/23/28	3,245	3,321,936
5.80%, 01/07/29(c)	4,530	4,633,835
5.85%, 04/06/30	3,580	3,668,755
5.95%, 04/04/34	5,490	5,591,434
6.00%, 01/09/28	4,220	4,338,879
6.10%, 01/07/34	6,652	6,833,134
6.40%, 01/09/33	4,548	4,775,605
Honda Motor Co. Ltd.
2.53%, 03/10/27(c)	2,480	2,371,863
2.97%, 03/10/32	3,850	3,415,693
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,609	7,824,152
PACCAR Financial Corp.
1.10%, 05/11/26(c)	2,734	2,603,529
2.00%, 02/04/27	1,745	1,653,990
4.00%, 09/26/29	1,420	1,384,187
4.45%, 03/30/26	1,465	1,467,051
4.45%, 08/06/27	2,660	2,665,061
4.60%, 01/10/28	1,625	1,630,108
4.60%, 01/31/29(c)	1,705	1,710,315
Security	Par (000)	Value
Auto Manufacturers (continued)
4.95%, 08/10/28	$470	$476,871
5.00%, 05/13/27	3,300	3,347,376
5.00%, 03/22/34	1,540	1,562,643
5.05%, 08/10/26	960	970,481
5.20%, 11/09/26	1,595	1,621,321
Toyota Motor Corp.
1.34%, 03/25/26	4,685	4,486,002
2.36%, 03/25/31(c)	2,135	1,870,746
2.76%, 07/02/29	2,168	2,011,010
3.67%, 07/20/28(c)	3,130	3,055,140
5.12%, 07/13/28	2,278	2,319,638
5.12%, 07/13/33	1,580	1,637,439
5.28%, 07/13/26(c)	1,415	1,434,820
Toyota Motor Credit Corp.
0.80%, 01/09/26	835	799,423
1.13%, 06/18/26	6,379	6,053,245
1.15%, 08/13/27	3,362	3,071,989
1.65%, 01/10/31(c)	3,370	2,805,384
1.90%, 01/13/27	4,145	3,925,431
1.90%, 04/06/28	4,269	3,912,546
1.90%, 09/12/31	3,365	2,804,487
2.15%, 02/13/30	5,219	4,592,605
2.40%, 01/13/32	1,065	906,112
3.05%, 03/22/27	7,310	7,093,382
3.05%, 01/11/28	3,385	3,235,830
3.20%, 01/11/27	4,572	4,454,341
3.38%, 04/01/30	4,459	4,167,004
3.65%, 01/08/29	3,495	3,381,325
4.35%, 10/08/27	2,750	2,739,272
4.45%, 05/18/26	4,385	4,385,545
4.45%, 06/29/29	3,710	3,677,748
4.55%, 08/07/26	3,890	3,897,344
4.55%, 09/20/27	2,425	2,430,175
4.55%, 08/09/29	4,230	4,201,530
4.55%, 05/17/30	3,425	3,387,934
4.60%, 10/10/31	2,880	2,827,216
4.63%, 01/12/28	4,130	4,139,082
4.65%, 01/05/29(c)	1,930	1,931,383
4.70%, 01/12/33	2,805	2,775,525
4.80%, 01/05/26	3,040	3,051,755
4.80%, 01/05/34	1,000	986,570
5.00%, 08/14/26	4,670	4,713,944
5.05%, 05/16/29	1,795	1,819,164
5.10%, 03/21/31	3,010	3,052,132
5.20%, 05/15/26	2,295	2,320,525
5.25%, 09/11/28	1,775	1,814,235
5.40%, 11/10/25	4,245	4,285,171
5.40%, 11/20/26	3,540	3,604,363
5.45%, 11/10/27	4,305	4,417,735
5.55%, 11/20/30	4,250	4,410,796
Series B, 5.00%, 03/19/27	3,210	3,248,255
		620,229,513
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51	6,840	4,130,337
4.35%, 03/15/29	1,690	1,649,652
4.40%, 10/01/46	1,402	1,090,656
5.40%, 03/15/49(c)	1,887	1,677,838
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32	3,675	3,195,600
4.15%, 05/01/52	4,625	3,419,451

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	$1,420	$1,381,978
5.15%, 09/13/34	1,320	1,250,575
5.75%, 09/13/54	1,790	1,639,896
6.88%, 12/15/54, (5-year CMT + 3.385%)(a)	160	155,397
BorgWarner Inc.
2.65%, 07/01/27	5,123	4,860,711
4.38%, 03/15/45	2,780	2,274,738
4.95%, 08/15/29	1,935	1,927,732
5.40%, 08/15/34	605	600,260
Lear Corp.
2.60%, 01/15/32	1,880	1,570,432
3.50%, 05/30/30	2,070	1,896,272
3.55%, 01/15/52(c)	1,530	1,043,136
3.80%, 09/15/27	2,239	2,172,169
4.25%, 05/15/29	2,285	2,204,362
5.25%, 05/15/49	2,040	1,824,016
Magna International Inc.
2.45%, 06/15/30	1,713	1,502,843
5.05%, 03/14/29	2,715	2,740,653
5.50%, 03/21/33	1,520	1,561,011
5.98%, 03/21/26	680	679,251
		46,448,966
Banks — 5.4%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	170	172,546
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	4,219	4,183,201
5.09%, 12/08/25	1,970	1,981,140
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	3,710	3,656,943
4.75%, 01/18/27	5,635	5,668,571
4.90%, 07/16/27	3,785	3,831,044
5.00%, 03/18/26	5,200	5,236,089
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	3,270	3,319,670
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	4,110	4,223,452
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)	2,730	2,811,657
7.88%, 11/15/34, (1-year CMT + 3.300%)(a)	2,960	3,312,784
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	5,073	4,773,936
1.85%, 03/25/26	6,499	6,227,229
2.75%, 12/03/30	5,000	4,289,256
2.96%, 03/25/31(c)	4,390	3,867,214
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)	4,560	3,934,976
3.31%, 06/27/29	6,107	5,705,333
3.49%, 05/28/30	4,653	4,264,977
3.80%, 02/23/28	3,799	3,659,710
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	5,483	5,376,049
4.25%, 04/11/27	6,343	6,248,714
4.38%, 04/12/28	4,864	4,762,405
5.18%, 11/19/25	6,886	6,881,641
5.29%, 08/18/27	6,253	6,297,810
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	6,660	6,716,546
5.44%, 07/15/31	5,210	5,292,743
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	4,950	5,013,403
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	5,200	5,253,974
5.59%, 08/08/28	6,350	6,489,835
6.35%, 03/14/34	5,660	5,867,169
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	4,510	4,658,548
Security	Par (000)	Value
Banks (continued)
6.61%, 11/07/28	$5,290	$5,612,265
6.92%, 08/08/33	8,705	9,367,919
6.94%, 11/07/33	6,500	7,242,423
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	22,048	20,919,264
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	7,475	6,307,574
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	12,766	10,692,713
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	12,845	11,645,787
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	16,695	14,035,245
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	11,985	9,822,574
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	16,155	14,278,409
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	11,080	10,540,297
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	12,335	10,480,470
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	14,254	12,592,940
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	20,587	14,695,938
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	16,404	14,226,223
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	4,729	3,082,042
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	10,058	9,127,727
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	17,575	15,255,330
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)	9,570	6,416,059
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	10,644	9,851,432
3.25%, 10/21/27	11,500	11,095,035
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	15,555	11,998,160
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	24,392	23,389,617
3.50%, 04/19/26	12,481	12,288,698
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(a)	11,257	11,053,675
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	9,846	9,534,760
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	9,779	9,522,168
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	12,273	12,013,861
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	5,455	4,892,396
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(a)	5,450	4,410,401
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	10,525	10,223,500
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	12,318	11,845,208
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(a)	7,429	6,465,371

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(a)	$21,238	$17,438,746
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(a)	10,018	9,039,259
4.25%, 10/22/26	11,033	10,927,351
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	12,814	12,546,228
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)	11,761	10,061,309
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	8,716	8,626,090
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)	8,886	7,763,061
4.45%, 03/03/26	9,696	9,645,804
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	14,890	14,330,892
4.88%, 04/01/44	2,953	2,791,168
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	11,135	11,178,912
5.00%, 01/21/44	9,395	9,034,478
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	19,030	18,904,969
5.08%, 01/20/27, (1-day SOFR + 1.290%)(a)	12,700	12,733,674
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	14,350	14,492,282
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	20,225	20,321,733
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	9,670	9,537,576
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	14,050	14,258,881
5.52%, 10/25/35, (1-day SOFR + 1.738%)(a)	10,645	10,566,283
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	11,380	11,750,095
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	14,510	15,129,400
5.88%, 02/07/42	7,292	7,761,490
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	7,920	8,087,761
6.11%, 01/29/37	9,852	10,432,838
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	7,979	8,291,297
6.22%, 09/15/26	4,219	4,336,071
7.75%, 05/14/38	8,189	9,838,703
Series L, 4.18%, 11/25/27	8,723	8,567,573
Series L, 4.75%, 04/21/45	2,797	2,546,552
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(a)	13,525	12,949,634
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	10,951	9,491,934
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	5,305	3,921,898
Bank of America NA
5.53%, 08/18/26	7,815	7,953,559
6.00%, 10/15/36	6,638	7,031,483
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(a)	4,920	4,690,749
1.25%, 09/15/26	8,486	7,976,471
2.65%, 03/08/27	6,460	6,185,981
Security	Par (000)	Value
Banks (continued)
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	$3,655	$3,083,570
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	5,256	5,017,498
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)	1,750	1,729,003
5.20%, 02/01/28	6,225	6,326,030
5.27%, 12/11/26(c)	5,715	5,789,638
5.30%, 06/05/26	5,115	5,169,356
5.37%, 06/04/27	3,840	3,926,438
5.51%, 06/04/31	4,700	4,811,095
5.72%, 09/25/28	4,990	5,160,001
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	1,830	1,826,956
Series H, 4.70%, 09/14/27	5,405	5,418,251
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	1,866	1,781,685
1.05%, 10/15/26	2,976	2,786,065
1.65%, 07/14/28	2,210	1,990,143
1.65%, 01/28/31	2,522	2,111,299
1.80%, 07/28/31(c)	2,795	2,329,348
2.05%, 01/26/27	4,375	4,153,462
2.45%, 08/17/26	4,196	4,059,513
2.50%, 01/26/32(c)	2,330	1,997,663
2.80%, 05/04/26	4,082	3,988,125
3.00%, 10/30/28	2,989	2,800,648
3.25%, 05/16/27	4,222	4,095,836
3.30%, 08/23/29	4,179	3,901,644
3.40%, 01/29/28	4,874	4,711,527
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	5,456	5,310,691
3.85%, 04/28/28	5,805	5,674,071
3.85%, 04/26/29	3,275	3,175,276
3.95%, 11/18/25	2,269	2,255,842
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	2,817	2,775,584
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	3,472	3,304,568
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	4,365	4,341,693
4.60%, 07/26/30, (1-day SOFR + 1.755%)(a)	3,155	3,125,818
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	3,095	3,013,487
4.89%, 07/21/28, (1-day SOFR +0.840%)(a)	3,245	3,263,251
4.95%, 04/26/27, (1-day SOFR + 1.026%)(a)	7,260	7,294,481
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	4,195	4,152,092
4.98%, 03/14/30, (1-day SOFR +1.085%)(a)	5,200	5,235,518
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	5,100	5,121,383
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	5,825	5,839,301
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)	2,340	2,376,493
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	5,544	5,719,945
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	6,280	6,602,904
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	4,465	4,709,386

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	$4,590	$5,018,872
Series J, 1.90%, 01/25/29	2,588	2,330,495
Bank of Nova Scotia (The)
1.05%, 03/02/26	5,530	5,274,275
1.30%, 09/15/26	4,525	4,259,320
1.35%, 06/24/26	4,195	3,982,990
1.95%, 02/02/27	4,070	3,840,048
2.15%, 08/01/31	2,766	2,323,896
2.45%, 02/02/32	3,465	2,930,996
2.70%, 08/03/26	6,851	6,637,014
2.95%, 03/11/27	3,255	3,135,738
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	1,750	1,732,080
4.50%, 12/16/25	6,097	6,063,519
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	5,107	4,745,130
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(c)	1,810	1,767,318
4.75%, 02/02/26	2,025	2,027,410
4.85%, 02/01/30	6,325	6,314,703
5.25%, 06/12/28	3,000	3,052,763
5.35%, 12/07/26	4,595	4,667,495
5.40%, 06/04/27	2,680	2,734,363
5.45%, 08/01/29	2,460	2,524,310
5.65%, 02/01/34	3,765	3,896,692
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)	995	802,290
BankUnited Inc.
4.88%, 11/17/25	2,123	2,111,423
5.13%, 06/11/30	1,359	1,308,353
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	8,191	7,759,434
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	3,919	3,425,535
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	3,835	3,293,835
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	5,883	5,032,663
3.33%, 11/24/42, (1-year CMT + 1.300%)(a)	5,585	4,146,890
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	5,005	4,449,602
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)(c)	2,943	2,330,624
4.34%, 01/10/28	6,265	6,142,258
4.38%, 01/12/26	11,482	11,411,738
4.84%, 05/09/28	9,148	9,025,842
4.84%, 09/10/28, (1-day SOFR + 1.340%)(a)	3,530	3,511,379
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)	5,500	5,438,066
4.95%, 01/10/47	7,305	6,704,268
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(a)	7,955	7,919,848
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(a)	6,563	6,460,034
5.20%, 05/12/26	8,733	8,734,372
5.25%, 08/17/45	7,378	7,159,013
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)	8,560	8,390,448
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	8,210	8,319,774
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	4,670	4,742,850
5.69%, 03/12/30, (1-day SOFR +1.740%)(a)	8,965	9,127,630
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	3,925	3,993,700
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	7,370	7,460,764
Security	Par (000)	Value
Banks (continued)
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)	$1,150	$1,201,933
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	8,035	8,419,887
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	4,185	4,380,812
6.50%, 09/13/27, (1-day SOFR + 1.880%)(a)	2,065	2,120,695
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	5,700	6,153,912
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)	9,060	9,813,377
7.33%, 11/02/26, (1-year CMT + 3.050%)(a)	2,804	2,862,640
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	3,906	4,157,100
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	8,225	9,232,617
BPCE SA, 3.38%, 12/02/26	2,213	2,161,773
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	3,810	3,611,626
3.45%, 04/07/27	3,855	3,750,831
3.60%, 04/07/32	4,440	4,052,640
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	2,795	2,784,771
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	2,385	2,348,440
5.00%, 04/28/28	4,495	4,527,089
5.24%, 06/28/27	3,255	3,301,913
5.26%, 04/08/29	4,335	4,409,682
5.62%, 07/17/26	2,855	2,899,390
5.93%, 10/02/26	3,625	3,710,526
5.99%, 10/03/28	3,155	3,294,240
6.09%, 10/03/33	5,205	5,546,723
Citibank NA
4.84%, 08/06/29	8,500	8,526,352
4.93%, 08/06/26	4,890	4,920,261
5.44%, 04/30/26	9,375	9,487,577
5.49%, 12/04/26	8,880	9,044,472
5.57%, 04/30/34	5,510	5,679,033
5.80%, 09/29/28	6,730	6,988,336
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(a)	11,038	10,538,751
1.46%, 06/09/27, (1-day SOFR + 0.770%)(a)	11,473	10,883,313
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	4,760	4,011,955
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	12,160	10,399,814
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	14,920	13,093,148
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	11,522	10,226,791
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)	6,695	4,809,421
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	9,392	8,524,636
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	13,765	11,968,781
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	10,710	10,301,192
3.20%, 10/21/26	12,248	11,902,837
3.40%, 05/01/26	9,330	9,154,574

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	$12,453	$11,994,538
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	11,880	11,511,618
3.70%, 01/12/26	9,342	9,232,641
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	12,050	10,953,782
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(a)	5,996	5,091,756
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	11,832	11,590,473
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	11,219	10,759,549
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	9,326	9,071,940
4.13%, 07/25/28	8,819	8,601,785
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)	6,129	5,179,072
4.30%, 11/20/26	5,438	5,381,899
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	15,399	14,890,723
4.45%, 09/29/27	14,712	14,513,551
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)	15,585	15,267,400
4.60%, 03/09/26	6,680	6,657,630
4.65%, 07/30/45	4,830	4,318,275
4.65%, 07/23/48	11,188	9,996,869
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	5,170	5,149,679
4.75%, 05/18/46	9,218	8,225,679
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	4,850	4,750,946
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	6,435	6,470,810
5.30%, 05/06/44	5,550	5,375,145
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	7,077	6,945,809
5.41%, 09/19/39, (5-year CMT + 1.730%)(a)	850	822,327
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	11,010	11,105,328
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	8,765	8,839,912
5.88%, 02/22/33	2,432	2,518,642
5.88%, 01/30/42	6,469	6,791,672
6.00%, 10/31/33	8,490	8,869,766
6.13%, 08/25/36	3,408	3,553,177
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	7,630	7,911,445
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	11,710	12,469,032
6.63%, 01/15/28	4,317	4,552,165
6.63%, 06/15/32	5,705	6,158,057
6.68%, 09/13/43	5,499	6,180,823
8.13%, 07/15/39	9,893	12,465,336
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)	2,818	2,788,388
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	2,842	2,795,818
Citizens Financial Group Inc.
2.50%, 02/06/30	1,286	1,127,306
2.64%, 09/30/32	2,537	2,067,203
Security	Par (000)	Value
Banks (continued)
2.85%, 07/27/26	$2,590	$2,495,218
3.25%, 04/30/30	3,433	3,112,492
4.30%, 12/03/25	1,259	1,248,191
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	1,610	1,567,183
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	4,185	4,225,247
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	650	664,083
6.65%, 04/25/35, (1-day SOFR +2.325%)(a)	3,085	3,294,129
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	2,485	2,343,459
Comerica Inc.
4.00%, 02/01/29	3,441	3,272,109
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	1,400	1,418,680
Commonwealth Bank of Australia/New York, 5.32%, 03/13/26	1,815	1,834,805
Cooperatieve Rabobank UA
3.75%, 07/21/26	6,343	6,205,107
5.25%, 05/24/41	7,526	7,583,469
5.25%, 08/04/45	4,775	4,722,750
5.75%, 12/01/43	5,535	5,664,936
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	1,810	1,808,174
4.49%, 10/17/29	3,320	3,278,817
4.80%, 01/09/29	1,300	1,307,457
4.85%, 01/09/26	2,420	2,428,750
5.04%, 03/05/27	2,970	3,009,705
5.50%, 10/05/26	3,895	3,968,713
Deutsche Bank AG, 4.10%, 01/13/26	2,644	2,614,754
Deutsche Bank AG/New York
1.69%, 03/19/26	7,443	7,147,031
2.13%, 11/24/26, (1-day SOFR + 1.870%)(a)	9,009	8,724,926
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	7,083	6,698,042
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	5,755	5,440,188
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	2,794	2,414,980
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	8,082	7,324,168
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	6,385	5,618,654
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	5,145	4,421,783
4.10%, 01/13/26	2,578	2,548,137
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	3,965	3,847,802
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	4,210	4,145,289
5.37%, 09/09/27	3,024	3,085,353
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)	4,930	4,788,833
5.41%, 05/10/29	2,675	2,714,717
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	2,025	2,044,871
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)	900	897,591
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	5,065	5,279,815

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	$6,590	$6,945,031
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	5,940	6,232,810
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	5,395	5,570,393
Discover Bank
2.70%, 02/06/30	3,058	2,692,110
3.45%, 07/27/26	4,753	4,632,269
4.25%, 03/13/26	2,180	2,164,074
4.65%, 09/13/28	3,742	3,677,823
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	3,129	2,943,645
2.55%, 05/05/27	3,909	3,711,099
3.95%, 03/14/28	2,150	2,089,883
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)	2,148	2,100,343
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	1,286	1,201,927
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(a)	5,395	5,308,512
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	640	632,846
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	1,820	1,849,665
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	1,370	1,430,152
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	4,690	4,865,515
8.25%, 03/01/38	5,257	6,343,529
Fifth Third Bank NA
2.25%, 02/01/27	2,996	2,843,158
3.85%, 03/15/26	4,029	3,970,054
First Horizon Bank, 5.75%, 05/01/30(c)	1,636	1,631,646
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,085	1,120,997
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)	7,225	7,269,891
5.41%, 05/21/27, (1-day SOFR +0.750%)(a)	8,975	9,059,292
Goldman Sachs Capital I, 6.35%, 02/15/34	5,993	6,281,151
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(a)	5,577	5,345,849
1.43%, 03/09/27, (1-day SOFR + 0.798%)(a)	13,000	12,412,242
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	13,748	12,950,397
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	18,280	17,284,553
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	11,295	9,407,848
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	11,047	9,314,292
2.60%, 02/07/30	8,991	8,033,324
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	15,100	12,987,289
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	13,280	12,643,370
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	12,895	10,995,702
Security	Par (000)	Value
Banks (continued)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)	$6,335	$4,579,537
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	17,010	14,863,778
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	9,633	7,278,353
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	8,400	6,481,961
3.50%, 11/16/26	12,776	12,467,251
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	11,475	11,156,248
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	10,462	10,171,603
3.75%, 02/25/26	8,243	8,139,929
3.80%, 03/15/30	11,457	10,844,676
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	11,099	10,699,493
3.85%, 01/26/27	13,664	13,398,636
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(a)	10,431	9,043,022
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	13,736	13,420,612
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)	4,326	4,301,208
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(a)	6,163	5,534,224
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	10,825	10,729,709
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	5,575	5,505,617
4.75%, 10/21/45	8,094	7,421,551
4.80%, 07/08/44	8,044	7,421,733
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)	9,875	9,644,410
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	10,070	10,092,593
5.15%, 05/22/45	8,402	8,012,948
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	11,690	11,687,874
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	10,230	10,517,287
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	13,395	13,881,375
5.95%, 01/15/27	4,593	4,710,836
6.13%, 02/15/33	8,123	8,814,836
6.25%, 02/01/41	11,056	11,966,624
6.45%, 05/01/36	3,439	3,712,702
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	11,240	11,858,122
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	2,565	2,802,330
6.75%, 10/01/37	23,551	25,856,060
HSBC Bank USA NA, 7.00%, 01/15/39	4,185	4,793,480
HSBC Bank USA NA/New York
5.63%, 08/15/35	1,315	1,331,562
5.88%, 11/01/34	2,380	2,485,034
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)	350	332,557
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	4,990	4,596,380

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	$5,900	$5,313,090
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)	160	151,767
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	7,298	6,261,258
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	12,330	10,629,421
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	6,688	5,925,983
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	8,515	7,302,517
3.90%, 05/25/26(c)	700	691,030
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	14,380	13,697,353
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	11,971	11,727,368
4.30%, 03/08/26(c)	1,140	1,132,947
4.38%, 11/23/26	6,651	6,577,027
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	15,477	15,218,216
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	11,415	11,355,275
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	7,760	7,429,457
4.95%, 03/31/30	11,410	11,423,721
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)	4,440	4,469,063
5.25%, 03/14/44	6,819	6,473,029
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)	10,885	10,940,065
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	6,480	6,580,341
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	6,080	6,170,548
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	6,275	6,439,834
5.73%, 05/17/32, (1-day SOFR + 1.520%)(a)	6,335	6,486,938
5.89%, 08/14/27, (1-day SOFR + 1.570%)(a)	7,385	7,513,967
6.10%, 01/14/42	3,972	4,362,319
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	8,920	9,230,875
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	10,260	10,872,149
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)	10,755	11,613,395
6.50%, 05/02/36	8,872	9,382,188
6.50%, 09/15/37	10,307	10,907,479
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	5,490	5,824,846
6.80%, 06/01/38	6,945	7,519,302
7.34%, 11/03/26, (1-day SOFR + 3.030%)(a)	8,300	8,487,491
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	9,230	9,832,436
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	7,100	7,929,639
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	9,180	10,579,675
Security	Par (000)	Value
Banks (continued)
HSBC USA Inc., 5.29%, 03/04/27	$2,845	$2,884,890
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	2,330	1,876,768
2.55%, 02/04/30(c)	3,192	2,814,475
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	2,930	2,893,118
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	1,524	1,474,334
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	5,150	5,211,837
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	4,390	4,555,555
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	3,470	3,445,401
5.65%, 01/10/30	4,460	4,556,722
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,615	2,542,111
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)	6,376	6,099,684
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	3,988	3,462,899
3.95%, 03/29/27	7,745	7,589,014
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	4,838	4,739,643
4.05%, 04/09/29	4,805	4,645,744
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	3,495	3,289,213
4.55%, 10/02/28	5,621	5,552,777
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	6,845	6,933,702
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	7,345	7,413,849
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	2,720	2,779,979
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	5,040	5,304,788
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(a)	6,206	5,916,655
1.05%, 11/19/26, (1-day SOFR + 0.800%)(a)	5,687	5,462,722
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	9,183	8,639,798
1.58%, 04/22/27, (1-day SOFR + 0.885%)(a)	8,991	8,579,809
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	5,005	4,168,883
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	12,685	10,605,215
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	9,986	9,076,575
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	8,145	7,628,081
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	13,676	12,076,122
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(a)	6,855	4,783,857
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	10,050	8,572,509

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	$10,074	$8,728,952
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	16,041	14,506,511
2.95%, 10/01/26	13,326	12,947,871
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	6,729	6,458,218
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	7,901	7,087,707
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	13,890	12,134,094
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(a)	7,503	5,754,621
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	11,590	8,045,311
3.16%, 04/22/42, (1-day SOFR + 1.460%)(a)	7,799	5,930,459
3.20%, 06/15/26	8,185	8,014,783
3.30%, 04/01/26	13,454	13,214,937
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	13,840	10,014,162
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	5,283	5,076,019
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	11,020	10,689,481
3.63%, 12/01/27	7,131	6,890,006
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	15,586	14,819,923
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	12,441	12,170,088
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)	12,191	10,600,439
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(a)	9,558	7,735,146
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(a)	11,823	11,700,997
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(a)	16,610	13,514,584
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	8,774	8,531,132
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(a)	8,351	6,879,995
4.13%, 12/15/26	11,621	11,504,821
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	12,147	11,864,367
4.25%, 10/01/27	7,073	7,013,010
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(a)	10,374	8,877,562
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	14,108	13,957,518
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	10,866	10,681,547
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	13,450	13,175,901
4.51%, 10/22/28, (1-day SOFR + 0.860%)(a)	5,525	5,488,014
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	8,966	8,827,589
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	8,510	8,264,935
Security	Par (000)	Value
Banks (continued)
4.60%, 10/22/30, (1-day SOFR + 1.040%)(a)	$10,275	$10,136,358
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	11,090	11,107,511
4.85%, 02/01/44	6,421	6,088,796
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	18,040	17,872,692
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)	3,600	3,529,574
4.95%, 06/01/45	6,711	6,318,114
4.98%, 07/22/28, (1-day SOFR + 0.930%)(a)	7,725	7,762,101
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	8,710	8,735,004
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	11,185	11,232,086
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	7,445	7,483,970
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	8,470	8,517,469
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	10,950	11,107,539
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	7,875	7,944,887
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	16,150	16,335,239
5.40%, 01/06/42	7,319	7,434,029
5.50%, 10/15/40	6,309	6,435,955
5.57%, 04/22/28, (1-day SOFR + 0.930%)(a)	10,880	11,073,225
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	11,520	11,811,467
5.60%, 07/15/41	9,115	9,440,479
5.63%, 08/16/43	7,118	7,334,687
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	15,775	16,251,083
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	14,385	14,973,021
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	8,780	8,994,709
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	8,740	9,114,361
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	12,855	13,794,866
6.40%, 05/15/38	11,711	13,133,709
7.63%, 10/15/26(c)	6,606	6,974,803
8.00%, 04/29/27	9,221	9,947,941
8.75%, 09/01/30	1,944	2,312,080
JPMorgan Chase Bank NA, 5.11%, 12/08/26	8,855	8,958,187
KeyBank NA
4.70%, 01/26/26	360	358,661
5.00%, 01/26/33	3,753	3,621,012
KeyBank NA/Cleveland OH
3.40%, 05/20/26	3,225	3,134,572
3.90%, 04/13/29	1,813	1,700,430
4.39%, 12/14/27	1,360	1,329,801
4.90%, 08/08/32	3,265	3,116,586
5.85%, 11/15/27(c)	4,178	4,280,404
6.95%, 02/01/28	510	533,146
KeyCorp
2.25%, 04/06/27	3,184	2,989,224
2.55%, 10/01/29	3,906	3,475,821
4.10%, 04/30/28	2,891	2,808,161

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)	$3,433	$3,272,192
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)	4,555	4,799,889
Korea Development Bank (The)
0.80%, 07/19/26	1,510	1,416,069
1.00%, 09/09/26	1,060	993,011
1.63%, 01/19/31	3,315	2,749,850
2.00%, 09/12/26(c)	1,025	978,708
2.00%, 10/25/31	4,240	3,534,728
2.25%, 02/24/27	1,050	1,000,656
3.00%, 01/13/26	3,958	3,884,302
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,740	6,421,755
0.00%, 06/29/37(c)(d)	14,383	8,147,772
0.63%, 01/22/26	10,636	10,167,008
0.75%, 09/30/30	4,849	3,977,249
1.00%, 10/01/26	6,504	6,122,654
1.75%, 09/14/29	9,707	8,664,853
2.88%, 04/03/28	10,912	10,463,631
3.00%, 05/20/27	2,365	2,298,151
3.50%, 08/27/27	210	206,273
3.63%, 04/01/26	7,680	7,608,069
3.75%, 02/15/28	4,950	4,885,253
3.88%, 06/15/28	6,148	6,086,962
4.00%, 03/15/29(c)	4,620	4,584,677
4.13%, 07/15/33	10,985	10,809,058
4.38%, 03/01/27	4,818	4,839,215
4.38%, 02/28/34	2,060	2,063,405
4.63%, 08/07/26	13,682	13,772,407
4.75%, 10/29/30	2,115	2,171,185
5.00%, 03/16/26	5,225	5,271,876
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	5,110	4,863,772
0.88%, 09/03/30	6,665	5,497,608
1.75%, 07/27/26	3,715	3,556,882
3.88%, 09/28/27	990	980,987
3.88%, 06/14/28	1,883	1,862,557
4.63%, 04/17/29	550	558,949
5.00%, 10/24/33	1,900	1,984,617
Series 37, 2.50%, 11/15/27	1,057	1,005,914
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	3,670	3,491,140
3.37%, 12/14/46, (5-year CMT + 1.500%)(a)	6,497	4,625,208
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(a)	6,767	6,507,886
3.75%, 01/11/27	5,989	5,863,920
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	5,130	4,994,086
4.34%, 01/09/48	7,189	5,816,546
4.38%, 03/22/28	4,543	4,459,993
4.55%, 08/16/28	7,153	7,063,454
4.58%, 12/10/25	6,593	6,544,989
4.65%, 03/24/26	6,889	6,838,862
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	2,595	2,530,306
5.30%, 12/01/45(c)	4,369	4,116,467
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	5,780	5,847,163
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	8,420	8,519,475
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	4,220	4,321,846
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	3,135	3,215,027
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	7,270	7,405,363
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	4,655	5,272,428
Security	Par (000)	Value
Banks (continued)
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	$2,615	$2,582,877
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	4,105	3,957,769
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	4,490	4,643,234
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)	2,815	3,029,893
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	3,510	3,365,754
4.65%, 01/27/26	3,025	3,012,598
4.70%, 01/27/28	4,185	4,136,987
5.40%, 11/21/25	2,525	2,536,708
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(a)	8,830	8,360,740
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	6,405	6,038,243
2.05%, 07/17/30	3,865	3,322,089
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	7,994	6,769,467
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	7,035	6,678,647
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	4,004	3,416,121
2.56%, 02/25/30	4,700	4,192,435
2.76%, 09/13/26	3,665	3,545,078
2.85%, 01/19/33, (1-year CMT + 1.100%)(a)	5,230	4,535,379
3.20%, 07/18/29	8,329	7,767,306
3.29%, 07/25/27	3,857	3,739,541
3.68%, 02/22/27	4,129	4,052,341
3.74%, 03/07/29	6,309	6,085,904
3.75%, 07/18/39	6,805	5,840,486
3.85%, 03/01/26	3,924	3,883,964
3.96%, 03/02/28	5,468	5,355,780
4.05%, 09/11/28(c)	4,366	4,284,877
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	3,860	3,797,808
4.15%, 03/07/39(c)	2,671	2,426,739
4.29%, 07/26/38(c)	2,697	2,487,998
4.32%, 04/19/33, (1-year CMT + 1.550%)(a)	3,065	2,924,071
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	5,350	5,384,901
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	5,985	6,001,432
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	2,485	2,521,216
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	4,130	4,188,539
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)(c)	5,050	5,137,614
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	3,245	3,329,696
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	4,795	4,888,430
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	6,850	6,954,160
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)	3,900	4,006,688
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)	3,120	3,207,168
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)	3,465	3,551,097
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(a)	3,913	3,705,342
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	4,133	3,915,324
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)	4,830	4,075,389
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	2,088	1,748,433
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)	4,485	3,853,565
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)	2,785	2,331,842
2.56%, 09/13/31	3,925	3,305,679
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)	2,193	1,931,238

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.84%, 09/13/26	$3,027	$2,931,988
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	2,630	2,386,275
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	3,648	3,370,599
3.17%, 09/11/27	4,893	4,693,284
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	2,420	2,252,826
3.66%, 02/28/27(c)	2,762	2,695,826
4.02%, 03/05/28	5,515	5,392,271
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	4,700	4,587,152
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	3,590	3,644,242
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	2,260	2,295,198
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	4,340	4,409,417
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)	3,450	3,535,590
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	3,330	3,409,914
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	2,990	3,066,785
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	2,950	3,037,105
5.74%, 05/27/31, (1-year CMT + 1.650%)(a)	3,130	3,230,940
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	3,650	3,784,108
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	4,530	4,688,378
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	7,200	7,402,416
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(a)	11,049	10,585,330
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	12,224	11,566,958
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	9,443	9,003,663
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	8,990	7,414,081
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	14,050	11,616,247
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	16,527	13,839,091
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	9,575	9,108,235
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	14,493	11,812,078
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	10,148	8,605,634
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	17,377	15,534,102
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	9,669	6,291,687
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	9,353	8,122,162
3.13%, 07/27/26	13,972	13,624,781
3.22%, 04/22/42, (1-day SOFR + 1.485%)(a)	6,561	5,049,912
3.59%, 07/22/28(a)	14,472	14,027,531
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	7,714	7,214,907
3.63%, 01/20/27	12,375	12,144,457
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	9,094	8,800,263
3.88%, 01/27/26	14,172	14,043,791
3.95%, 04/23/27	9,680	9,504,296
3.97%, 07/22/38(a)	9,365	8,146,388
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	9,000	8,885,669
Security	Par (000)	Value
Banks (continued)
4.30%, 01/27/45	$11,854	$10,345,702
4.35%, 09/08/26	10,194	10,124,921
4.38%, 01/22/47	10,055	8,790,735
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)	11,773	11,540,279
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)	4,827	4,440,560
4.65%, 10/18/30, (1-day SOFR +1.100%)(a)	13,175	13,000,490
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	7,585	7,451,248
5.00%, 11/24/25	9,981	10,007,327
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)	12,635	12,679,090
5.05%, 01/28/27, (1-day SOFR + 1.295%)(a)	3,875	3,886,222
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	12,345	12,446,898
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	11,220	11,317,409
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	11,565	11,666,005
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	13,385	13,398,827
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	8,370	8,197,935
5.32%, 07/19/35, (1-day SOFR +1.555%)(a)	8,755	8,796,802
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	9,145	9,239,016
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	8,380	8,544,688
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	9,125	9,246,367
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	9,070	9,453,139
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	9,600	9,789,060
5.66%, 04/18/30, (1-day SOFR +1.260%)(a)	13,640	14,006,978
5.83%, 04/19/35, (1-day SOFR +1.580%)(a)	14,045	14,604,151
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	5,990	6,080,375
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	9,100	9,252,303
6.25%, 08/09/26	6,121	6,287,911
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	7,443	7,746,389
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	12,890	13,860,163
6.38%, 07/24/42	8,973	10,074,590
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	5,805	6,113,469
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	8,390	9,181,127
7.25%, 04/01/32	11,794	13,519,791
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	11,920	11,858,761
4.75%, 04/21/26	8,913	8,943,262
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	6,350	6,376,880
4.97%, 07/14/28, (1-day SOFR +0.930%)(a)	3,465	3,482,007
5.50%, 05/26/28, (1-day SOFR +0.865%)(a)	8,830	8,981,454
5.88%, 10/30/26	8,625	8,840,276
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,506	5,331,377
3.38%, 01/14/26	5,749	5,669,724

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.91%, 06/09/27	$365	$359,808
4.75%, 12/10/25	3,825	3,831,079
4.79%, 01/10/29	3,270	3,295,849
4.90%, 06/13/28	3,600	3,638,056
4.94%, 01/12/28	4,105	4,149,462
4.97%, 01/12/26	3,109	3,122,995
5.09%, 06/11/27	3,610	3,665,813
National Bank of Canada
4.50%, 10/10/29	1,820	1,783,457
5.60%, 07/02/27, (1-day SOFR +1.036%)(a)	2,975	3,010,046
5.60%, 12/18/28	3,430	3,518,763
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	7,710	7,322,512
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	4,308	3,743,362
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	5,352	5,121,948
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(a)	3,794	3,685,759
4.80%, 04/05/26	7,718	7,718,223
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(a)	7,195	7,145,874
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)	6,460	6,403,597
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(a)	8,920	8,880,901
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	3,290	3,338,959
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	2,910	2,952,112
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	6,410	6,547,728
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	4,550	4,661,367
5.85%, 03/02/27, (1-year CMT + 1.350%)(a)	4,565	4,617,371
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	4,020	4,199,383
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	3,640	3,767,444
7.47%, 11/10/26, (1-year CMT + 2.850%)(a)	6,355	6,505,938
Northern Trust Corp.
1.95%, 05/01/30	5,571	4,834,870
3.15%, 05/03/29	3,167	2,985,529
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(a)	4,436	4,258,139
3.65%, 08/03/28	1,230	1,192,547
4.00%, 05/10/27	12,505	12,386,373
6.13%, 11/02/32	3,486	3,738,467
Oesterreichische Kontrollbank AG
0.50%, 02/02/26	4,255	4,051,253
3.63%, 09/09/27	1,835	1,804,094
3.75%, 09/05/29	3,190	3,122,237
4.13%, 01/20/26	1,605	1,598,423
4.13%, 01/18/29	4,455	4,429,732
4.25%, 03/01/28	1,350	1,350,919
4.63%, 11/03/25	1,900	1,901,445
4.75%, 05/21/27	4,720	4,777,285
5.00%, 10/23/26	2,070	2,097,630
PNC Bank NA
2.70%, 10/22/29	3,997	3,576,490
3.10%, 10/25/27	5,758	5,525,121
3.25%, 01/22/28	4,239	4,050,763
4.05%, 07/26/28	6,949	6,764,903
4.20%, 11/01/25	2,863	2,849,032
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	3,846	3,617,657
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	4,408	3,752,309
2.55%, 01/22/30	9,067	8,108,014
2.60%, 07/23/26	4,431	4,283,978
Security	Par (000)	Value
Banks (continued)
3.15%, 05/19/27	$3,947	$3,805,831
3.45%, 04/23/29	7,910	7,508,362
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	4,462	4,265,784
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)	7,055	7,048,830
4.81%, 10/21/32, (1-day SOFR +1.259%)(a)	4,150	4,071,644
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	7,070	6,976,523
5.10%, 07/23/27, (1-day SOFR +0.796%)(a)	4,855	4,886,086
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	4,775	4,836,452
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	5,115	5,196,603
5.40%, 07/23/35, (1-day SOFR +1.599%)(a)	3,330	3,356,004
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	6,885	7,025,964
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	5,220	5,333,452
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	3,520	3,614,141
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	4,205	4,396,299
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	5,860	6,157,440
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)(c)	5,505	5,700,570
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	10,035	11,151,300
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,585	2,667,739
Regions Financial Corp.
1.80%, 08/12/28	2,060	1,834,077
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)	60	59,457
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)(c)	2,915	2,956,944
7.38%, 12/10/37	2,313	2,600,891
Royal Bank of Canada
0.88%, 01/20/26	5,994	5,734,540
1.15%, 07/14/26	6,832	6,460,616
1.20%, 04/27/26	8,485	8,078,564
1.40%, 11/02/26	4,483	4,217,794
2.05%, 01/21/27	1,945	1,845,328
2.30%, 11/03/31	6,555	5,581,775
3.63%, 05/04/27	5,094	4,981,811
3.88%, 05/04/32	4,080	3,821,733
4.24%, 08/03/27	6,104	6,058,856
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	2,780	2,771,633
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	2,530	2,516,288
4.65%, 01/27/26	6,972	6,940,728
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	5,650	5,593,743
4.88%, 01/12/26	5,095	5,114,886
4.88%, 01/19/27	5,320	5,363,813
4.90%, 01/12/28	5,195	5,225,340
4.95%, 02/01/29	2,880	2,909,154
4.97%, 08/02/30, (1-day SOFR +1.000%)(a)	7,015	7,033,019
5.00%, 02/01/33	6,630	6,635,689
5.00%, 05/02/33	3,340	3,338,483

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.07%, 07/23/27, (1-day SOFR +0.790%)(a)	$8,060	$8,109,943
5.15%, 02/01/34	5,350	5,381,798
5.20%, 07/20/26	5,890	5,959,127
5.20%, 08/01/28	3,800	3,862,731
6.00%, 11/01/27	5,475	5,688,279
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	4,365	4,115,007
3.24%, 10/05/26	4,734	4,573,592
4.40%, 07/13/27	4,443	4,378,157
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)	70	69,291
6.12%, 05/31/27, (1-day SOFR +1.232%)(a)	1,915	1,943,475
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	2,985	3,055,595
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	2,640	2,697,982
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	5,195	5,356,414
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	2,025	2,100,698
7.66%, 11/09/31, (1-day SOFR + 3.280%)(a)	2,665	2,922,082
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)(c)	6,032	5,711,356
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	4,398	4,146,048
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	1,725	1,500,769
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(a)	4,466	4,303,267
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	3,050	3,003,306
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	4,535	4,713,320
6.83%, 11/21/26, (1-day SOFR + 2.749%)(a)	3,870	3,932,331
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	1,965	1,849,432
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	3,225	3,059,732
2.20%, 03/03/31	4,390	3,768,931
2.40%, 01/24/30	5,298	4,723,969
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	2,985	2,558,783
2.65%, 05/19/26	3,966	3,859,574
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	3,805	3,404,915
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)	2,966	2,727,014
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	2,488	2,427,754
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	3,750	3,546,510
4.33%, 10/22/27	4,125	4,102,150
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	2,425	2,339,588
4.53%, 02/20/29, (1-day SOFR +1.018%)(a)	4,545	4,510,641
4.68%, 10/22/32, (1-day SOFR +1.050%)(a)	3,715	3,658,822
Security	Par (000)	Value
Banks (continued)
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	$2,485	$2,444,457
4.99%, 03/18/27	5,610	5,662,323
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(c)	3,885	3,917,171
5.27%, 08/03/26	5,830	5,902,336
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	3,915	4,037,339
5.75%, 11/04/26, (1-day SOFR + 1.353%)(a)	2,540	2,563,753
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	2,005	2,068,114
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	2,300	2,422,665
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	3,290	3,145,137
1.40%, 09/17/26	9,365	8,826,806
1.71%, 01/12/31	2,625	2,171,218
1.90%, 09/17/28	9,120	8,191,157
2.13%, 07/08/30	5,865	5,054,019
2.14%, 09/23/30	3,206	2,730,873
2.17%, 01/14/27	2,259	2,140,177
2.22%, 09/17/31	3,415	2,862,153
2.30%, 01/12/41	2,010	1,379,162
2.47%, 01/14/29	1,865	1,700,353
2.63%, 07/14/26	9,193	8,887,373
2.72%, 09/27/29	1,896	1,717,545
2.75%, 01/15/30	6,125	5,510,706
2.93%, 09/17/41	4,050	2,981,248
3.01%, 10/19/26	6,818	6,611,619
3.04%, 07/16/29	10,835	9,999,477
3.05%, 01/14/42	2,325	1,756,976
3.20%, 09/17/29	2,416	2,229,485
3.35%, 10/18/27	4,089	3,939,534
3.36%, 07/12/27	3,336	3,233,885
3.45%, 01/11/27	4,072	3,971,295
3.54%, 01/17/28	4,396	4,236,090
3.78%, 03/09/26	7,326	7,240,731
3.94%, 07/19/28	3,614	3,513,537
4.31%, 10/16/28(c)	3,672	3,622,938
5.32%, 07/09/29	3,545	3,617,319
5.42%, 07/09/31	3,400	3,470,634
5.46%, 01/13/26	6,515	6,572,555
5.52%, 01/13/28	8,290	8,466,444
5.56%, 07/09/34	4,200	4,318,280
5.71%, 01/13/30	5,210	5,387,150
5.72%, 09/14/28	5,535	5,706,394
5.77%, 01/13/33	7,810	8,147,404
5.78%, 07/13/33	3,205	3,349,583
5.80%, 07/13/28	2,930	3,025,680
5.81%, 09/14/33(c)	4,040	4,244,112
5.84%, 07/09/44	2,165	2,246,702
5.85%, 07/13/30	3,300	3,441,143
5.88%, 07/13/26	3,380	3,444,926
6.18%, 07/13/43	1,850	2,026,519
Synchrony Bank, 5.63%, 08/23/27	3,987	4,017,348
Synovus Bank, 5.63%, 02/15/28	1,195	1,188,321
Toronto-Dominion Bank (The)
0.75%, 01/06/26	6,515	6,217,142
1.20%, 06/03/26	6,955	6,584,215
1.25%, 09/10/26	6,973	6,558,545

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.95%, 01/12/27	$3,940	$3,719,915
2.00%, 09/10/31(c)	5,353	4,472,306
2.45%, 01/12/32	3,435	2,909,503
2.80%, 03/10/27	6,210	5,956,541
3.20%, 03/10/32	7,280	6,445,295
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	6,746	6,545,275
4.11%, 06/08/27(c)	7,620	7,515,007
4.46%, 06/08/32	6,560	6,291,534
4.69%, 09/15/27	6,925	6,913,725
4.98%, 04/05/27	4,505	4,536,863
4.99%, 04/05/29	4,055	4,079,181
5.10%, 01/09/26	1,770	1,776,943
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	690	678,119
5.16%, 01/10/28	5,405	5,460,937
5.26%, 12/11/26	2,910	2,947,360
5.52%, 07/17/28	5,500	5,626,617
5.53%, 07/17/26	6,335	6,419,905
Truist Bank
2.25%, 03/11/30	6,545	5,641,957
3.30%, 05/15/26	6,764	6,603,778
3.80%, 10/30/26	5,926	5,806,712
4.05%, 11/03/25	3,210	3,190,985
Truist Financial Corp.
1.13%, 08/03/27	3,962	3,595,216
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	4,366	4,162,768
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	5,140	4,621,963
1.95%, 06/05/30	3,250	2,781,227
3.88%, 03/19/29	4,146	3,950,254
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	4,025	3,955,918
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	4,660	4,643,846
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	5,650	5,383,786
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	3,420	3,351,365
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	5,410	5,371,673
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	3,405	3,447,206
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	8,565	8,723,059
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	7,595	7,811,005
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	4,935	5,026,974
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	4,643	4,854,160
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	5,115	5,483,838
U.S. Bancorp
1.38%, 07/22/30	3,478	2,880,888
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	5,320	5,030,652
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	8,010	6,555,177
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	6,393	5,432,697
3.00%, 07/30/29	6,029	5,527,717
Security	Par (000)	Value
Banks (continued)
3.10%, 04/27/26	$5,051	$4,927,097
3.90%, 04/26/28	6,334	6,149,604
3.95%, 11/17/25	3,345	3,322,322
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	7,590	7,542,237
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	4,845	4,815,931
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	5,515	5,336,519
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	7,815	7,577,842
5.10%, 07/23/30, (1-day SOFR +1.250%)(a)	7,695	7,722,199
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	3,680	3,738,645
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	9,700	9,944,984
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	3,335	3,430,050
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	3,750	3,875,664
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	8,630	8,937,463
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	3,715	3,857,613
Series V, 2.38%, 07/22/26	6,027	5,817,226
Series X, 3.15%, 04/27/27	5,597	5,419,382
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	330	328,858
UBS AG/London
1.25%, 06/01/26	1,909	1,812,456
4.50%, 06/26/48	2,755	2,461,745
5.65%, 09/11/28	4,030	4,152,673
UBS AG/Stamford CT
1.25%, 08/07/26	6,133	5,788,927
5.00%, 07/09/27	7,125	7,184,880
7.50%, 02/15/28	9,125	9,829,435
UBS Group AG
4.55%, 04/17/26	9,559	9,521,714
4.88%, 05/15/45	8,742	8,067,103
Wachovia Corp.
5.50%, 08/01/35	7,330	7,421,006
7.57%, 08/01/26(e)	975	1,017,572
Webster Financial Corp., 4.10%, 03/25/29	1,535	1,456,893
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	13,751	12,938,032
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)	13,813	12,233,496
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(a)	15,032	13,629,115
3.00%, 04/22/26	15,035	14,678,899
3.00%, 10/23/26	14,783	14,317,191
3.07%, 04/30/41, (1-day SOFR + 2.530%)(a)	15,865	11,911,813
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(a)	10,788	10,519,486
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	13,560	12,054,713
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	14,305	13,879,651

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)	$14,439	$13,994,477
3.90%, 05/01/45	8,731	7,071,649
4.10%, 06/03/26	10,427	10,312,569
4.15%, 01/24/29	13,542	13,205,964
4.30%, 07/22/27	11,401	11,245,578
4.40%, 06/14/46	9,252	7,663,862
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(a)	10,032	9,797,679
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)	13,995	12,294,706
4.65%, 11/04/44	9,403	8,158,604
4.75%, 12/07/46	9,010	7,864,865
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	10,325	10,310,163
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	15,265	14,945,364
4.90%, 11/17/45	8,703	7,773,261
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(a)	23,531	21,919,344
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	10,825	10,935,930
5.38%, 02/07/35	2,320	2,355,493
5.38%, 11/02/43	8,918	8,567,805
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	13,430	13,522,793
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(c)	14,305	14,514,728
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	15,314	15,580,504
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	13,310	13,588,352
5.61%, 01/15/44	10,850	10,662,099
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	14,555	14,836,835
5.95%, 12/01/86	1,921	1,971,175
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	9,710	10,176,430
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	13,760	14,889,377
Series B, 7.95%, 11/15/29	1,959	2,202,487
Wells Fargo Bank NA
4.81%, 01/15/26	5,350	5,362,308
5.25%, 12/11/26	9,425	9,566,401
5.45%, 08/07/26	9,935	10,083,602
5.85%, 02/01/37	5,099	5,277,460
5.95%, 08/26/36	3,862	4,059,674
6.60%, 01/15/38	5,971	6,633,820
Westpac Banking Corp.
1.15%, 06/03/26	6,505	6,178,991
1.95%, 11/20/28	5,540	5,015,161
2.15%, 06/03/31	4,780	4,108,066
2.65%, 01/16/30	3,499	3,174,361
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	6,034	5,159,879
2.70%, 08/19/26	4,641	4,504,964
2.85%, 05/13/26(c)	7,205	7,035,689
2.96%, 11/16/40(c)	4,268	3,101,287
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	7,095	6,059,784
3.13%, 11/18/41	4,504	3,310,895
3.35%, 03/08/27	4,625	4,512,837
3.40%, 01/25/28	4,655	4,492,317
4.04%, 08/26/27(c)	2,196	2,172,510
Security	Par (000)	Value
Banks (continued)
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	$5,318	$5,032,665
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	7,238	7,123,678
4.42%, 07/24/39(c)	4,431	4,017,108
5.05%, 04/16/29	4,000	4,070,937
5.20%, 04/16/26	3,945	3,984,885
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	2,220	2,225,304
5.46%, 11/18/27	6,762	6,942,882
5.51%, 11/17/25	4,600	4,649,041
5.54%, 11/17/28	4,515	4,681,020
6.82%, 11/17/33	3,305	3,646,193
Wintrust Financial Corp., 4.85%, 06/06/29	1,002	950,605
Zions Bancorp NA, 3.25%, 10/29/29	2,421	2,129,959
		6,421,193,621
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26	480	474,467
4.70%, 02/01/36	22,948	22,127,363
4.90%, 02/01/46	39,156	36,517,213
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	10	8,472
4.63%, 02/01/44	4,388	3,987,568
4.70%, 02/01/36	3,096	2,985,121
4.90%, 02/01/46	6,434	5,975,361
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	6,351	5,981,397
3.75%, 07/15/42	570	471,711
4.00%, 04/13/28	10,350	10,182,661
4.35%, 06/01/40	4,999	4,499,667
4.38%, 04/15/38	5,813	5,331,092
4.44%, 10/06/48	8,185	7,150,170
4.50%, 06/01/50	855	767,660
4.60%, 04/15/48	3,519	3,187,868
4.60%, 06/01/60	300	266,734
4.75%, 01/23/29	18,258	18,342,874
4.75%, 04/15/58	3,150	2,840,498
4.90%, 01/23/31	5,279	5,334,944
4.95%, 01/15/42	5,985	5,696,170
5.00%, 06/15/34	3,698	3,715,004
5.45%, 01/23/39	8,585	8,742,999
5.55%, 01/23/49	16,220	16,557,520
5.80%, 01/23/59	7,916	8,402,000
5.88%, 06/15/35	1,775	1,890,731
8.00%, 11/15/39	2,620	3,324,132
8.20%, 01/15/39	5,731	7,339,817
Brown-Forman Corp.
4.00%, 04/15/38	1,426	1,261,903
4.50%, 07/15/45	1,840	1,654,969
4.75%, 04/15/33	2,690	2,667,408
Coca-Cola Co. (The)
1.00%, 03/15/28(c)	6,784	6,098,902
1.38%, 03/15/31	4,710	3,879,460
1.45%, 06/01/27	4,877	4,554,024
1.50%, 03/05/28(c)	4,822	4,391,257
1.65%, 06/01/30	5,609	4,811,197
2.00%, 03/05/31(c)	4,266	3,666,653
2.13%, 09/06/29	5,653	5,086,083
2.25%, 01/05/32	9,160	7,888,656
2.50%, 06/01/40	4,848	3,479,930

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.50%, 03/15/51	$6,445	$3,968,663
2.60%, 06/01/50	7,054	4,468,089
2.75%, 06/01/60	4,571	2,820,962
2.88%, 05/05/41	3,700	2,768,223
2.90%, 05/25/27	4,632	4,478,393
3.00%, 03/05/51	4,635	3,190,464
3.38%, 03/25/27	6,697	6,559,789
3.45%, 03/25/30	6,988	6,633,017
4.20%, 03/25/50	3,556	3,113,343
4.65%, 08/14/34	2,375	2,340,227
5.00%, 05/13/34	3,585	3,634,424
5.20%, 01/14/55	2,215	2,200,986
5.30%, 05/13/54	3,845	3,871,018
5.40%, 05/13/64	4,215	4,250,330
Coca-Cola Consolidated Inc.
3.80%, 11/25/25	3,764	3,727,838
5.25%, 06/01/29	2,720	2,763,394
5.45%, 06/01/34	2,275	2,313,289
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	3,918	3,127,708
2.75%, 01/22/30	3,888	3,512,473
5.25%, 11/26/43	2,952	2,926,507
Constellation Brands Inc.
2.25%, 08/01/31	990	833,828
2.88%, 05/01/30	3,365	3,023,467
3.15%, 08/01/29	4,307	3,991,276
3.50%, 05/09/27	3,010	2,922,216
3.60%, 02/15/28	2,445	2,355,757
3.70%, 12/06/26	3,830	3,753,396
3.75%, 05/01/50	2,470	1,870,685
4.10%, 02/15/48	2,741	2,216,692
4.35%, 05/09/27	2,725	2,699,660
4.40%, 11/15/25	3,099	3,084,032
4.50%, 05/09/47	2,385	2,044,228
4.65%, 11/15/28	3,232	3,204,840
4.75%, 12/01/25	2,767	2,762,189
4.75%, 05/09/32	905	885,046
4.80%, 01/15/29	1,995	1,991,579
4.90%, 05/01/33	3,735	3,656,925
5.00%, 02/02/26	830	829,622
5.25%, 11/15/48	2,680	2,561,303
Diageo Capital PLC
2.00%, 04/29/30	6,096	5,296,755
2.13%, 04/29/32	4,168	3,454,495
2.38%, 10/24/29	3,195	2,875,917
3.88%, 05/18/28	2,949	2,892,956
3.88%, 04/29/43	2,532	2,104,260
5.30%, 10/24/27	5,435	5,566,648
5.38%, 10/05/26	3,660	3,715,983
5.50%, 01/24/33	3,952	4,081,895
5.63%, 10/05/33	3,190	3,324,985
5.88%, 09/30/36	3,870	4,149,712
Diageo Investment Corp.
4.25%, 05/11/42	1,012	883,941
7.45%, 04/15/35	2,560	3,028,230
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	615	459,447
4.38%, 05/10/43	340	292,305
Keurig Dr Pepper Inc.
2.25%, 03/15/31(c)	3,013	2,573,756
2.55%, 09/15/26	2,618	2,519,093
Security	Par (000)	Value
Beverages (continued)
3.20%, 05/01/30	$2,834	$2,607,908
3.35%, 03/15/51	3,245	2,278,364
3.40%, 11/15/25	4,024	3,972,524
3.43%, 06/15/27	3,088	2,994,641
3.80%, 05/01/50	3,265	2,503,949
3.95%, 04/15/29	5,535	5,351,979
4.05%, 04/15/32	3,805	3,611,666
4.42%, 12/15/46	2,617	2,221,007
4.50%, 11/15/45	3,240	2,809,493
4.50%, 04/15/52	3,530	3,035,215
4.60%, 05/25/28	2,620	2,606,566
5.05%, 03/15/29	2,025	2,044,690
5.09%, 05/25/48	840	786,025
5.10%, 03/15/27	1,695	1,712,853
5.30%, 03/15/34	1,740	1,761,372
Series 10, 5.20%, 03/15/31	2,675	2,713,643
Molson Coors Beverage Co.
3.00%, 07/15/26	7,426	7,226,896
4.20%, 07/15/46	8,002	6,550,576
5.00%, 05/01/42	5,262	4,932,631
PepsiCo Inc.
1.40%, 02/25/31	4,235	3,489,515
1.63%, 05/01/30	4,958	4,231,963
1.95%, 10/21/31	5,685	4,775,848
2.38%, 10/06/26	4,927	4,751,376
2.63%, 03/19/27	4,278	4,108,760
2.63%, 07/29/29	5,478	5,036,412
2.63%, 10/21/41	3,180	2,252,801
2.75%, 03/19/30	6,903	6,289,345
2.75%, 10/21/51	5,205	3,357,377
2.85%, 02/24/26	4,394	4,307,133
2.88%, 10/15/49	5,187	3,502,282
3.00%, 10/15/27	6,456	6,228,355
3.38%, 07/29/49	1,840	1,356,502
3.45%, 10/06/46	3,909	2,977,884
3.50%, 03/19/40	1,855	1,522,358
3.60%, 02/18/28	5,355	5,222,988
3.60%, 08/13/42	1,670	1,343,833
3.63%, 03/19/50	4,799	3,724,001
3.88%, 03/19/60	825	646,710
3.90%, 07/18/32	5,375	5,105,764
4.00%, 03/05/42	2,525	2,170,650
4.00%, 05/02/47	2,445	2,021,352
4.20%, 07/18/52	2,185	1,853,765
4.25%, 10/22/44	760	661,790
4.45%, 05/15/28	3,515	3,528,603
4.45%, 02/15/33(c)	3,410	3,433,432
4.45%, 04/14/46	3,575	3,185,025
4.50%, 07/17/29	3,295	3,308,795
4.55%, 02/13/26(c)	3,306	3,312,968
4.65%, 02/15/53	2,145	1,956,747
4.80%, 07/17/34	3,620	3,600,961
4.88%, 11/01/40	1,300	1,260,171
5.13%, 11/10/26	3,395	3,446,055
5.25%, 11/10/25	4,405	4,441,064
5.25%, 07/17/54	2,975	2,989,567
5.50%, 01/15/40	960	1,003,530
7.00%, 03/01/29	4,175	4,586,558
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	1,860	1,857,333
4.65%, 02/16/27(c)	2,210	2,222,660

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.70%, 02/16/34	$1,900	$1,872,259
		594,784,402
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28	6,548	5,861,583
2.00%, 01/15/32	5,670	4,663,950
2.20%, 02/21/27	3,927	3,728,180
2.30%, 02/25/31	6,006	5,174,411
2.45%, 02/21/30	4,682	4,171,618
2.60%, 08/19/26	7,390	7,135,446
2.77%, 09/01/53	5,435	3,338,922
2.80%, 08/15/41	5,045	3,639,071
3.00%, 02/22/29	2,185	2,041,658
3.00%, 01/15/52	6,817	4,541,636
3.15%, 02/21/40	8,072	6,137,641
3.20%, 11/02/27	5,457	5,248,398
3.35%, 02/22/32	3,261	2,941,584
3.38%, 02/21/50	8,665	6,269,271
4.05%, 08/18/29	6,410	6,212,408
4.20%, 03/01/33	4,070	3,824,747
4.20%, 02/22/52	3,549	2,876,672
4.40%, 05/01/45	9,609	8,195,387
4.40%, 02/22/62	4,751	3,850,480
4.56%, 06/15/48	5,969	5,154,654
4.66%, 06/15/51	12,360	10,792,561
4.88%, 03/01/53	5,145	4,603,810
4.95%, 10/01/41	3,807	3,560,709
5.15%, 03/02/28	17,270	17,509,569
5.15%, 11/15/41	4,575	4,388,422
5.25%, 03/02/30	12,105	12,339,789
5.25%, 03/02/33	16,795	16,968,486
5.51%, 03/02/26	1,490	1,489,798
5.60%, 03/02/43	12,460	12,484,707
5.65%, 06/15/42	2,270	2,276,462
5.65%, 03/02/53	15,820	15,910,623
5.75%, 03/15/40	700	711,269
5.75%, 03/02/63	9,910	9,912,349
6.38%, 06/01/37	1,375	1,502,823
6.40%, 02/01/39	3,180	3,443,709
Baxalta Inc., 5.25%, 06/23/45	2,188	2,076,691
Biogen Inc.
2.25%, 05/01/30	7,760	6,730,691
3.15%, 05/01/50	8,586	5,602,783
3.25%, 02/15/51	4,881	3,249,936
5.20%, 09/15/45	3,982	3,677,924
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	3,401	3,295,372
3.70%, 03/15/32	3,970	3,577,162
Gilead Sciences Inc.
1.20%, 10/01/27	4,387	3,995,577
1.65%, 10/01/30	4,788	4,017,782
2.60%, 10/01/40	5,436	3,863,324
2.80%, 10/01/50	6,705	4,310,970
2.95%, 03/01/27	6,449	6,223,735
3.65%, 03/01/26	9,768	9,643,802
4.00%, 09/01/36	4,383	3,929,973
4.15%, 03/01/47	8,280	6,898,536
4.50%, 02/01/45	6,300	5,570,471
4.60%, 09/01/35	5,373	5,154,680
4.75%, 03/01/46	9,313	8,474,811
4.80%, 04/01/44	5,661	5,218,659
Security	Par (000)	Value
Biotechnology (continued)
5.25%, 10/15/33	$2,945	$3,005,644
5.55%, 10/15/53	3,610	3,693,892
5.65%, 12/01/41	4,437	4,559,308
Illumina Inc.
2.55%, 03/23/31(c)	865	738,919
4.65%, 09/09/26	1,950	1,944,419
5.75%, 12/13/27	3,505	3,597,497
5.80%, 12/12/25	3,355	3,385,357
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	6,192	5,199,868
2.80%, 09/15/50	5,148	3,202,641
Royalty Pharma PLC
1.75%, 09/02/27(c)	4,756	4,381,933
2.15%, 09/02/31	3,189	2,642,950
2.20%, 09/02/30	4,099	3,502,195
3.30%, 09/02/40	3,602	2,664,519
3.35%, 09/02/51	3,230	2,110,813
3.55%, 09/02/50	4,577	3,170,725
5.15%, 09/02/29	3,205	3,225,046
5.40%, 09/02/34	2,575	2,555,411
5.90%, 09/02/54	2,340	2,319,869
		364,316,688
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27	3,088	2,952,598
2.70%, 02/15/31	3,560	3,122,108
2.72%, 02/15/30	9,498	8,536,702
3.38%, 04/05/40	7,465	5,871,997
3.58%, 04/05/50	5,438	4,044,629
5.90%, 03/15/34	2,692	2,829,080
6.20%, 03/15/54	1,319	1,446,741
CRH America Finance Inc., 5.40%, 05/21/34	1,500	1,519,022
CRH SMW Finance DAC, 5.20%, 05/21/29	1,480	1,499,789
Eagle Materials Inc., 2.50%, 07/01/31	2,480	2,142,899
Fortune Brands Innovations Inc.
3.25%, 09/15/29	3,787	3,513,334
4.00%, 03/25/32	2,255	2,103,625
4.50%, 03/25/52	2,792	2,310,941
5.88%, 06/01/33	2,264	2,378,432
Johnson Controls International PLC
3.90%, 02/14/26	3,341	3,302,587
4.50%, 02/15/47	2,962	2,533,501
4.63%, 07/02/44	2,480	2,179,130
4.95%, 07/02/64(e)	1,947	1,717,366
6.00%, 01/15/36	1,079	1,138,265
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	2,965	2,503,291
2.00%, 09/16/31	2,085	1,745,037
4.90%, 12/01/32	1,990	1,978,322
5.50%, 04/19/29	2,805	2,882,083
Lafarge SA, 7.13%, 07/15/36	990	1,127,361
Lennox International Inc.
1.70%, 08/01/27	1,743	1,607,457
5.50%, 09/15/28	2,260	2,315,005
Martin Marietta Materials Inc.
2.40%, 07/15/31	2,260	1,932,915
3.20%, 07/15/51	4,720	3,219,586
3.45%, 06/01/27	2,053	1,990,762
3.50%, 12/15/27(c)	3,894	3,764,766
4.25%, 12/15/47	3,295	2,704,773

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
5.15%, 12/01/34	$1,170	$1,161,412
5.50%, 12/01/54	910	891,855
Series CB, 2.50%, 03/15/30	2,896	2,574,472
Masco Corp.
1.50%, 02/15/28	3,017	2,721,066
2.00%, 10/01/30	3,029	2,566,819
2.00%, 02/15/31	1,660	1,397,994
3.13%, 02/15/51	2,351	1,535,127
3.50%, 11/15/27	3,228	3,107,374
4.50%, 05/15/47	2,410	2,035,542
Mohawk Industries Inc.
3.63%, 05/15/30(c)	1,700	1,588,039
5.85%, 09/18/28	1,825	1,882,466
Owens Corning
3.40%, 08/15/26	3,228	3,156,668
3.88%, 06/01/30	2,315	2,187,798
3.95%, 08/15/29	3,713	3,559,631
4.30%, 07/15/47	3,306	2,687,016
4.40%, 01/30/48	2,264	1,870,632
5.50%, 06/15/27	1,080	1,101,074
5.70%, 06/15/34	3,360	3,453,137
5.95%, 06/15/54	865	888,997
7.00%, 12/01/36	1,525	1,726,695
Trane Technologies Financing Ltd.
3.50%, 03/21/26	2,482	2,443,739
3.80%, 03/21/29	5,405	5,220,529
4.50%, 03/21/49	2,055	1,814,377
4.65%, 11/01/44	1,493	1,339,405
5.10%, 06/13/34	1,235	1,249,219
5.25%, 03/03/33	935	954,104
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	3,008	2,919,757
4.30%, 02/21/48	1,363	1,161,059
5.75%, 06/15/43	2,817	2,921,948
Vulcan Materials Co.
3.50%, 06/01/30	4,775	4,446,627
3.90%, 04/01/27	2,650	2,608,791
4.50%, 06/15/47	3,494	2,990,840
4.70%, 03/01/48	2,818	2,493,015
		157,571,328
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.85%, 05/15/27	6,657	6,249,640
2.05%, 05/15/30	4,977	4,338,872
2.70%, 05/15/40	3,431	2,512,838
2.80%, 05/15/50	5,162	3,377,262
4.60%, 02/08/29	6,040	6,052,793
4.75%, 02/08/31	3,575	3,580,552
4.80%, 03/03/33	3,385	3,374,392
4.85%, 02/08/34	4,300	4,269,929
Albemarle Corp.
4.65%, 06/01/27	2,825	2,805,818
5.05%, 06/01/32(c)	2,220	2,159,828
5.45%, 12/01/44(c)	2,095	1,922,819
5.65%, 06/01/52(c)	2,380	2,153,592
Cabot Corp.
4.00%, 07/01/29	1,010	976,708
5.00%, 06/30/32	2,390	2,365,694
Celanese U.S. Holdings LLC
1.40%, 08/05/26	2,669	2,508,501
6.17%, 07/15/27	8,855	9,055,068
Security	Par (000)	Value
Chemicals (continued)
6.33%, 07/15/29	$2,585	$2,674,780
6.35%, 11/15/28	4,565	4,724,559
6.38%, 07/15/32	4,115	4,265,450
6.55%, 11/15/30	4,645	4,865,264
6.70%, 11/15/33	4,520	4,802,422
CF Industries Inc.
4.95%, 06/01/43	4,420	3,968,757
5.15%, 03/15/34	3,506	3,435,277
5.38%, 03/15/44	3,032	2,848,809
Dow Chemical Co. (The)
2.10%, 11/15/30	1,671	1,431,470
3.60%, 11/15/50	2,831	2,023,809
4.25%, 10/01/34	3,044	2,832,992
4.38%, 11/15/42	7,031	5,926,557
4.63%, 10/01/44	3,335	2,882,419
4.80%, 11/30/28	3,817	3,824,602
4.80%, 05/15/49	3,245	2,827,819
5.15%, 02/15/34(c)	1,755	1,746,522
5.25%, 11/15/41	4,771	4,513,828
5.55%, 11/30/48	4,218	4,077,628
5.60%, 02/15/54	1,445	1,415,128
6.30%, 03/15/33(c)	945	1,019,190
6.90%, 05/15/53	2,290	2,597,701
7.38%, 11/01/29	5,129	5,677,538
9.40%, 05/15/39	2,242	2,997,796
DuPont de Nemours Inc.
4.49%, 11/15/25	10,335	10,303,359
4.73%, 11/15/28	10,707	10,700,670
5.32%, 11/15/38	4,589	4,738,733
5.42%, 11/15/48	8,244	8,607,158
Eastman Chemical Co.
4.50%, 12/01/28	1,676	1,653,649
4.65%, 10/15/44	4,553	3,908,481
4.80%, 09/01/42	2,687	2,389,534
5.00%, 08/01/29	1,535	1,539,999
5.63%, 02/20/34	1,790	1,807,746
5.75%, 03/08/33	2,195	2,251,008
Ecolab Inc.
1.30%, 01/30/31	3,370	2,754,478
1.65%, 02/01/27	3,087	2,902,989
2.13%, 02/01/32	3,330	2,799,532
2.13%, 08/15/50	1,818	1,017,722
2.70%, 11/01/26	5,994	5,787,836
2.70%, 12/15/51	4,675	2,937,518
2.75%, 08/18/55	5,679	3,508,770
3.25%, 12/01/27	3,425	3,299,254
3.95%, 12/01/47	910	750,026
4.80%, 03/24/30	3,348	3,364,077
5.25%, 01/15/28(c)	3,480	3,556,520
5.50%, 12/08/41	755	776,683
EIDP Inc.
2.30%, 07/15/30(c)	3,562	3,132,462
4.50%, 05/15/26	3,180	3,175,010
4.80%, 05/15/33	1,040	1,023,595
FMC Corp.
3.20%, 10/01/26	2,468	2,387,191
3.45%, 10/01/29	2,911	2,678,782
4.50%, 10/01/49	2,625	2,115,745
5.15%, 05/18/26	2,745	2,752,967
5.65%, 05/18/33(c)	2,495	2,510,791
6.38%, 05/18/53	2,565	2,665,962

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Huntsman International LLC
2.95%, 06/15/31	$2,225	$1,880,638
4.50%, 05/01/29	3,930	3,775,623
5.70%, 10/15/34	1,320	1,281,464
International Flavors & Fragrances Inc.
4.38%, 06/01/47	2,559	2,048,318
4.45%, 09/26/28	1,725	1,697,993
5.00%, 09/26/48	2,717	2,410,211
Linde Inc./CT
1.10%, 08/10/30	5,512	4,558,642
2.00%, 08/10/50	2,945	1,617,679
3.20%, 01/30/26	5,159	5,083,981
3.55%, 11/07/42	2,432	1,960,319
4.70%, 12/05/25	6,430	6,438,421
Lubrizol Corp. (The), 6.50%, 10/01/34	1,682	1,903,147
LYB International Finance BV
4.88%, 03/15/44	4,370	3,861,243
5.25%, 07/15/43	1,374	1,271,645
LYB International Finance II BV, 3.50%, 03/02/27	1,900	1,844,944
LYB International Finance III LLC
2.25%, 10/01/30	3,432	2,946,911
3.38%, 10/01/40	3,518	2,646,821
3.63%, 04/01/51	4,826	3,393,330
3.80%, 10/01/60	3,531	2,424,890
4.20%, 10/15/49	4,168	3,247,189
4.20%, 05/01/50	4,542	3,529,889
5.50%, 03/01/34	3,405	3,421,104
5.63%, 05/15/33	3,150	3,229,013
LyondellBasell Industries NV, 4.63%, 02/26/55	3,827	3,142,773
Mosaic Co. (The)
4.05%, 11/15/27	1,160	1,137,019
4.88%, 11/15/41	1,090	968,260
5.38%, 11/15/28(c)	1,500	1,526,026
5.45%, 11/15/33(c)	1,817	1,821,208
5.63%, 11/15/43	923	887,123
NewMarket Corp., 2.70%, 03/18/31	2,091	1,800,414
Nutrien Ltd.
2.95%, 05/13/30	2,139	1,942,898
3.95%, 05/13/50	2,215	1,718,569
4.00%, 12/15/26	2,824	2,777,405
4.13%, 03/15/35	2,410	2,164,973
4.20%, 04/01/29	4,345	4,239,632
4.90%, 03/27/28	2,237	2,250,877
4.90%, 06/01/43	2,799	2,536,674
5.00%, 04/01/49	2,984	2,727,384
5.20%, 06/21/27	2,400	2,432,040
5.25%, 01/15/45	2,107	1,984,454
5.40%, 06/21/34	2,110	2,120,121
5.63%, 12/01/40	1,401	1,380,205
5.80%, 03/27/53	1,730	1,762,237
5.88%, 12/01/36	2,234	2,319,466
5.95%, 11/07/25	3,160	3,204,772
6.13%, 01/15/41	385	400,308
PPG Industries Inc.
1.20%, 03/15/26	4,565	4,347,981
2.55%, 06/15/30	2,057	1,823,348
2.80%, 08/15/29	1,965	1,794,116
3.75%, 03/15/28	4,801	4,661,787
Rohm & Haas Co., 7.85%, 07/15/29	5,014	5,566,880
Security	Par (000)	Value
Chemicals (continued)
RPM International Inc.
2.95%, 01/15/32	$1,885	$1,645,591
3.75%, 03/15/27	3,025	2,952,746
4.25%, 01/15/48(c)	1,426	1,208,748
4.55%, 03/01/29	2,069	2,047,576
5.25%, 06/01/45	2,120	2,034,547
Sherwin-Williams Co. (The)
2.20%, 03/15/32	3,172	2,651,823
2.30%, 05/15/30	2,703	2,370,769
2.90%, 03/15/52	2,750	1,742,577
2.95%, 08/15/29	3,997	3,680,428
3.30%, 05/15/50	2,440	1,694,136
3.45%, 06/01/27	8,485	8,235,528
3.80%, 08/15/49	2,885	2,205,638
3.95%, 01/15/26	2,706	2,682,417
4.00%, 12/15/42(c)	1,210	987,884
4.50%, 06/01/47	5,763	4,973,567
4.55%, 03/01/28	260	259,044
4.55%, 08/01/45	1,322	1,151,746
4.80%, 09/01/31	680	674,032
Westlake Corp.
2.88%, 08/15/41	2,518	1,744,570
3.13%, 08/15/51	2,440	1,565,116
3.38%, 06/15/30(c)	2,245	2,068,728
3.38%, 08/15/61	2,504	1,559,272
3.60%, 08/15/26	4,774	4,672,890
4.38%, 11/15/47(c)	2,265	1,844,586
5.00%, 08/15/46	3,080	2,763,407
		430,212,601
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49(c)	3,195	2,514,258
Automatic Data Processing Inc.
1.25%, 09/01/30	7,792	6,480,349
1.70%, 05/15/28	5,180	4,727,243
4.45%, 09/09/34	2,355	2,278,155
Block Financial LLC
2.50%, 07/15/28	3,003	2,744,117
3.88%, 08/15/30	3,013	2,815,258
Brown University, Series A, 2.92%, 09/01/50	2,055	1,421,098
California Endowment (The), Series 2021, 2.50%, 04/01/51	3,378	2,129,587
California Institute of Technology
3.65%, 09/01/2119	1,094	730,981
4.32%, 08/01/45	1,022	909,982
4.70%, 11/01/2111	1,769	1,519,825
Case Western Reserve University, 5.41%, 06/01/2122	1,453	1,416,688
Cintas Corp. No. 2
3.70%, 04/01/27	6,147	6,037,519
4.00%, 05/01/32	2,515	2,386,356
Claremont Mckenna College, 3.78%, 01/01/2122	620	422,773
Cornell University, 4.84%, 06/15/34(c)	2,000	1,998,006
Duke University
Series 2020, 2.68%, 10/01/44	1,956	1,422,670
Series 2020, 2.76%, 10/01/50	1,908	1,258,524
Series 2020, 2.83%, 10/01/55	2,800	1,857,431
Emory University
Series 2020, 2.14%, 09/01/30	358	313,158
Series 2020, 2.97%, 09/01/50	2,063	1,423,729

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Equifax Inc.
2.35%, 09/15/31	$5,250	$4,417,594
2.60%, 12/15/25	3,392	3,309,957
3.10%, 05/15/30	3,636	3,310,215
4.80%, 09/15/29	2,780	2,753,716
5.10%, 12/15/27	3,700	3,729,172
5.10%, 06/01/28	3,390	3,411,616
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	4,260	2,648,532
Series 2020, 2.82%, 06/01/70(c)	3,057	1,827,068
George Washington University (The)
4.87%, 09/15/45	1,865	1,764,857
Series 2014, 4.30%, 09/15/44	1,020	891,946
Series 2018, 4.13%, 09/15/48	3,711	3,156,201
Georgetown University (The)
5.12%, 04/01/53	140	137,924
Series 20A, 2.94%, 04/01/50	1,614	1,089,480
Series A, 5.22%	1,116	1,030,966
Series B, 4.32%, 04/01/49	1,723	1,502,822
Global Payments Inc.
1.20%, 03/01/26	3,982	3,798,544
2.15%, 01/15/27	3,917	3,699,999
2.90%, 05/15/30	3,789	3,384,802
2.90%, 11/15/31	3,479	3,002,501
3.20%, 08/15/29	6,052	5,570,201
4.15%, 08/15/49	3,544	2,755,944
4.45%, 06/01/28	2,620	2,573,789
4.80%, 04/01/26	4,787	4,778,758
4.95%, 08/15/27	2,179	2,186,707
5.30%, 08/15/29	2,350	2,369,647
5.40%, 08/15/32(c)	3,385	3,401,724
5.95%, 08/15/52(c)	3,445	3,443,414
GXO Logistics Inc.
1.65%, 07/15/26	4,269	4,043,123
2.65%, 07/15/31	3,122	2,677,545
6.25%, 05/06/29	2,320	2,395,548
6.50%, 05/06/34	2,320	2,411,299
Howard University, 5.21%, 10/01/52	978	882,860
Johns Hopkins University
4.71%, 07/01/32(c)	1,450	1,441,330
Series 2013, 4.08%, 07/01/53	2,413	2,056,220
Series A, 2.81%, 01/01/60	1,725	1,075,360
Leland Stanford Junior University (The)
1.29%, 06/01/27	1,280	1,185,076
2.41%, 06/01/50	2,335	1,458,974
3.65%, 05/01/48	3,021	2,449,107
Massachusetts Institute of Technology
3.07%, 04/01/52	2,008	1,420,747
3.89%, 07/01/2116	658	491,263
3.96%, 07/01/38	819	756,799
4.68%	2,478	2,233,132
5.60%	2,970	3,189,844
Series F, 2.99%, 07/01/50	2,726	1,917,944
Series G, 2.29%, 07/01/51(c)	1,804	1,080,193
Moody's Corp.
2.00%, 08/19/31	3,642	3,053,178
2.75%, 08/19/41	2,965	2,096,262
3.10%, 11/29/61	3,295	2,046,500
3.25%, 01/15/28	3,144	3,030,957
3.25%, 05/20/50	1,713	1,188,955
3.75%, 02/25/52	1,590	1,214,860
Security	Par (000)	Value
Commercial Services (continued)
4.25%, 02/01/29	$3,086	$3,037,324
4.25%, 08/08/32	2,980	2,850,905
4.88%, 12/17/48	1,615	1,492,087
5.00%, 08/05/34	2,425	2,409,966
5.25%, 07/15/44	2,631	2,549,748
Northeastern University, Series 2020, 2.89%, 10/01/50(c)	1,541	1,061,659
Northwestern University
4.64%, 12/01/44	1,760	1,663,883
Series 2017, 3.66%, 12/01/57	1,669	1,304,517
Series 2020, 2.64%, 12/01/50	3,099	2,024,987
PayPal Holdings Inc.
2.30%, 06/01/30	5,364	4,727,769
2.65%, 10/01/26	7,006	6,770,577
2.85%, 10/01/29	7,839	7,215,445
3.25%, 06/01/50	3,987	2,819,771
3.90%, 06/01/27	1,360	1,343,416
4.40%, 06/01/32	5,285	5,132,629
5.05%, 06/01/52	4,400	4,179,170
5.15%, 06/01/34	4,390	4,423,061
5.25%, 06/01/62	2,570	2,445,342
5.50%, 06/01/54(c)	1,540	1,556,417
President and Fellows of Harvard College
2.52%, 10/15/50(c)	2,994	1,913,928
3.15%, 07/15/46	1,870	1,391,302
3.30%, 07/15/56	2,006	1,461,071
3.75%, 11/15/52	760	613,447
4.88%, 10/15/40	895	873,557
Quanta Services Inc.
2.35%, 01/15/32	2,286	1,916,628
2.90%, 10/01/30	3,635	3,267,863
3.05%, 10/01/41	2,930	2,123,424
4.75%, 08/09/27	2,050	2,044,958
5.25%, 08/09/34	2,050	2,031,244
RELX Capital Inc.
3.00%, 05/22/30	4,089	3,734,429
4.00%, 03/18/29	6,092	5,927,058
4.75%, 05/20/32	1,320	1,309,819
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5,249	3,311,290
S&P Global Inc.
1.25%, 08/15/30	4,398	3,646,056
2.30%, 08/15/60	4,805	2,536,617
2.45%, 03/01/27	5,065	4,832,202
2.50%, 12/01/29	3,572	3,222,392
2.70%, 03/01/29	5,495	5,072,669
2.90%, 03/01/32	3,411	3,004,244
2.95%, 01/22/27	4,156	4,021,011
3.25%, 12/01/49	3,678	2,631,073
3.70%, 03/01/52	4,640	3,575,283
3.90%, 03/01/62	2,189	1,692,607
4.25%, 05/01/29	5,325	5,230,967
4.75%, 08/01/28	4,865	4,884,609
5.25%, 09/15/33	1,837	1,879,696
Thomas Jefferson University, 3.85%, 11/01/57	2,256	1,704,463
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	2,684	2,278,234
Trustees of Boston College, 3.13%, 07/01/52	1,803	1,266,517
Trustees of Boston University, Series CC, 4.06%, 10/01/48	1,932	1,655,602

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	$550	$528,858
Trustees of Princeton University (The)
4.20%, 03/01/52	1,230	1,087,419
5.70%, 03/01/39	2,490	2,664,968
Series 2020, 2.52%, 07/01/50(c)	3,232	2,141,225
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	2,318	1,574,212
4.67%, 09/01/2112	390	341,672
Series 2020, 2.40%, 10/01/50	1,673	1,036,441
UL Solutions Inc., 6.50%, 10/20/28(b)	1,140	1,196,477
University of Chicago (The)
4.00%, 10/01/53	1,944	1,665,145
Series 20B, 2.76%, 04/01/45	1,477	1,141,129
Series C, 2.55%, 04/01/50(c)	2,041	1,361,959
University of Miami, 4.06%, 04/01/52(c)	1,587	1,307,705
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,650	2,120,072
Series 2017, 3.39%, 02/15/48	2,164	1,663,518
University of Southern California
2.81%, 10/01/50(c)	1,210	809,217
3.03%, 10/01/39	3,714	3,022,769
4.98%, 10/01/53	1,425	1,398,306
5.25%, 10/01/2111	1,078	1,069,734
Series 2017, 3.84%, 10/01/47	2,113	1,734,565
Series 21A, 2.95%, 10/01/51	2,735	1,886,552
Series A, 3.23%, 10/01/2120	879	537,439
Verisk Analytics Inc.
3.63%, 05/15/50	2,981	2,167,029
4.13%, 03/15/29	4,483	4,382,607
5.25%, 06/05/34	2,140	2,143,942
5.50%, 06/15/45	1,830	1,771,408
5.75%, 04/01/33	2,650	2,772,053
Washington University (The)
3.52%, 04/15/54	3,176	2,443,034
4.35%	1,559	1,268,707
William Marsh Rice University
3.57%, 05/15/45	1,255	1,018,890
3.77%, 05/15/55	1,465	1,185,175
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,262,023
Series 2020, 2.40%, 04/15/50	1,868	1,171,240
		364,491,302
Computers — 0.5%
Accenture Capital Inc.
3.90%, 10/04/27	2,130	2,103,596
4.05%, 10/04/29	3,125	3,055,168
4.25%, 10/04/31	3,265	3,163,814
4.50%, 10/04/34	2,135	2,063,641
Amdocs Ltd., 2.54%, 06/15/30	3,301	2,882,915
Apple Inc.
0.70%, 02/08/26	10,095	9,636,802
1.20%, 02/08/28	7,907	7,160,365
1.25%, 08/20/30	8,162	6,859,576
1.40%, 08/05/28	8,445	7,586,500
1.65%, 05/11/30	8,033	6,922,773
1.65%, 02/08/31	6,640	5,637,720
1.70%, 08/05/31(c)	5,588	4,701,352
2.05%, 09/11/26	9,247	8,870,473
Security	Par (000)	Value
Computers (continued)
2.20%, 09/11/29	$6,825	$6,175,406
2.38%, 02/08/41	4,820	3,413,365
2.40%, 08/20/50	3,971	2,445,697
2.45%, 08/04/26	11,141	10,787,859
2.55%, 08/20/60	11,382	6,988,504
2.65%, 05/11/50	9,991	6,477,105
2.65%, 02/08/51	9,370	6,020,113
2.70%, 08/05/51	8,714	5,635,757
2.80%, 02/08/61	5,163	3,204,961
2.85%, 08/05/61	4,565	2,879,380
2.90%, 09/12/27	9,276	8,928,497
2.95%, 09/11/49	8,273	5,725,852
3.00%, 06/20/27	6,800	6,585,500
3.00%, 11/13/27	7,617	7,335,318
3.20%, 05/11/27	8,542	8,316,175
3.25%, 02/23/26	14,458	14,260,022
3.25%, 08/08/29	7,130	6,785,747
3.35%, 02/09/27	10,660	10,441,839
3.35%, 08/08/32(c)	7,850	7,265,806
3.45%, 02/09/45	10,866	8,582,199
3.75%, 09/12/47	5,999	4,859,991
3.75%, 11/13/47	6,552	5,309,851
3.85%, 05/04/43	12,768	10,883,178
3.85%, 08/04/46	9,179	7,605,627
3.95%, 08/08/52	7,970	6,596,568
4.00%, 05/10/28	3,730	3,697,856
4.10%, 08/08/62	5,295	4,385,163
4.15%, 05/10/30	3,080	3,063,142
4.25%, 02/09/47	4,486	3,966,417
4.30%, 05/10/33(c)	4,750	4,726,327
4.38%, 05/13/45	8,154	7,364,587
4.45%, 05/06/44(c)	3,672	3,449,115
4.50%, 02/23/36	6,548	6,474,424
4.65%, 02/23/46	14,959	14,061,673
4.85%, 05/10/53(c)	3,920	3,831,504
Booz Allen Hamilton Inc., 5.95%, 08/04/33	1,367	1,435,968
CGI Inc.
1.45%, 09/14/26	2,821	2,652,694
2.30%, 09/14/31	2,793	2,335,007
Dell Inc.
6.50%, 04/15/38	2,245	2,394,298
7.10%, 04/15/28	3,065	3,281,171
Dell International LLC/EMC Corp.
3.38%, 12/15/41	5,910	4,431,703
3.45%, 12/15/51(c)	4,829	3,365,994
4.35%, 02/01/30	1,650	1,603,153
4.85%, 02/01/35	3,325	3,191,938
4.90%, 10/01/26	8,764	8,788,063
5.25%, 02/01/28	2,000	2,031,070
5.30%, 10/01/29	6,865	6,976,583
5.40%, 04/15/34	3,820	3,863,786
5.75%, 02/01/33(c)	2,520	2,619,647
6.02%, 06/15/26	5,483	5,573,767
6.10%, 07/15/27	3,250	3,362,772
6.20%, 07/15/30	3,043	3,223,200
8.10%, 07/15/36	4,462	5,386,958
8.35%, 07/15/46	1,495	1,945,336
DXC Technology Co.
1.80%, 09/15/26	3,375	3,172,968
2.38%, 09/15/28	3,407	3,031,672

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Fortinet Inc.
1.00%, 03/15/26	$4,075	$3,872,781
2.20%, 03/15/31	3,519	2,992,513
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	1,335	1,274,831
6.00%, 06/04/29	1,770	1,818,136
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	1,971	1,888,143
4.40%, 09/25/27	4,880	4,839,136
4.45%, 09/25/26	6,250	6,222,099
4.55%, 10/15/29	5,900	5,788,278
4.85%, 10/15/31	2,540	2,489,824
5.00%, 10/15/34	3,120	3,025,923
5.25%, 07/01/28	3,225	3,264,530
5.60%, 10/15/54	2,420	2,327,723
6.20%, 10/15/35	4,240	4,511,734
6.35%, 10/15/45	6,952	7,395,063
HP Inc.
1.45%, 06/17/26(c)	1,021	967,923
2.65%, 06/17/31	5,145	4,439,899
3.00%, 06/17/27	5,004	4,797,479
3.40%, 06/17/30	80	73,915
4.00%, 04/15/29	4,940	4,765,609
4.20%, 04/15/32	2,010	1,899,749
4.75%, 01/15/28(c)	4,540	4,549,884
5.50%, 01/15/33(c)	5,525	5,645,621
6.00%, 09/15/41	6,007	6,208,317
IBM International Capital Pte Ltd.
4.60%, 02/05/27	2,930	2,935,978
4.60%, 02/05/29	4,110	4,096,031
4.70%, 02/05/26	4,270	4,272,621
4.75%, 02/05/31	3,300	3,296,848
4.90%, 02/05/34	4,150	4,094,059
5.25%, 02/05/44	3,140	3,026,116
5.30%, 02/05/54	6,560	6,282,606
International Business Machines Corp.
1.70%, 05/15/27	5,934	5,530,995
1.95%, 05/15/30	6,590	5,666,372
2.20%, 02/09/27	3,475	3,298,769
2.72%, 02/09/32	2,185	1,900,139
2.85%, 05/15/40	1,588	1,156,269
2.95%, 05/15/50	3,059	1,996,330
3.30%, 05/15/26	11,744	11,521,555
3.30%, 01/27/27	2,898	2,823,098
3.43%, 02/09/52(c)	4,460	3,155,519
3.45%, 02/19/26	7,146	7,048,277
3.50%, 05/15/29	12,435	11,816,907
4.00%, 06/20/42	3,331	2,779,502
4.15%, 07/27/27	4,038	3,995,375
4.15%, 05/15/39	10,129	8,861,276
4.25%, 05/15/49	11,415	9,452,094
4.40%, 07/27/32	4,020	3,895,249
4.50%, 02/06/26	3,840	3,834,538
4.50%, 02/06/28	4,040	4,033,786
4.70%, 02/19/46	3,204	2,876,377
4.75%, 02/06/33	3,817	3,783,046
4.90%, 07/27/52	2,520	2,310,148
5.10%, 02/06/53	2,835	2,701,101
5.60%, 11/30/39	2,840	2,905,435
5.88%, 11/29/32	3,314	3,518,345
6.22%, 08/01/27	2,492	2,598,972
Security	Par (000)	Value
Computers (continued)
6.50%, 01/15/28	$1,470	$1,553,269
7.13%, 12/01/96(c)	979	1,239,110
Kyndryl Holdings Inc.
2.05%, 10/15/26	3,350	3,169,355
2.70%, 10/15/28	2,942	2,676,792
3.15%, 10/15/31	3,575	3,058,157
4.10%, 10/15/41	2,145	1,689,390
6.35%, 02/20/34	1,075	1,113,267
Leidos Inc.
2.30%, 02/15/31	4,138	3,526,270
4.38%, 05/15/30	1,553	1,497,409
5.75%, 03/15/33	80	82,734
NetApp Inc.
2.38%, 06/22/27(c)	2,531	2,391,201
2.70%, 06/22/30	2,639	2,338,062
Teledyne FLIR LLC, 2.50%, 08/01/30	2,051	1,802,523
Western Digital Corp.
2.85%, 02/01/29	2,009	1,778,388
3.10%, 02/01/32	2,713	2,266,861
		630,548,599
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	1,270	1,232,426
3.25%, 08/15/32	2,850	2,595,132
3.70%, 08/01/47	2,745	2,197,618
4.00%, 08/15/45	3,358	2,861,452
4.60%, 03/01/28	1,154	1,169,681
4.60%, 03/01/33	1,654	1,651,806
4.80%, 03/02/26	3,494	3,515,274
Conopco Inc., Series E, 7.25%, 12/15/26	1,527	1,607,778
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	3,285	2,753,150
2.38%, 12/01/29(c)	3,548	3,171,212
2.60%, 04/15/30	3,709	3,332,663
3.13%, 12/01/49	2,537	1,719,673
3.15%, 03/15/27	3,517	3,407,034
4.15%, 03/15/47	2,755	2,267,423
4.38%, 05/15/28	3,810	3,776,931
4.38%, 06/15/45	2,258	1,935,618
4.65%, 05/15/33	780	754,285
5.00%, 02/14/34(c)	2,145	2,128,450
5.15%, 05/15/53(c)	1,995	1,960,610
6.00%, 05/15/37	1,252	1,336,628
Haleon U.S. Capital LLC
3.38%, 03/24/27	8,435	8,188,154
3.38%, 03/24/29	6,560	6,198,776
3.63%, 03/24/32	6,650	6,088,425
4.00%, 03/24/52	5,560	4,439,357
Kenvue Inc.
4.90%, 03/22/33	6,260	6,260,990
5.00%, 03/22/30	4,680	4,754,403
5.05%, 03/22/28	8,245	8,390,896
5.05%, 03/22/53	6,580	6,376,537
5.10%, 03/22/43(c)	3,070	3,013,410
5.20%, 03/22/63	3,435	3,330,426
5.35%, 03/22/26	4,530	4,580,592
Procter & Gamble Co. (The)
1.00%, 04/23/26	1,740	1,662,555
1.20%, 10/29/30	7,365	6,108,304
1.90%, 02/01/27	2,440	2,317,166
1.95%, 04/23/31	2,232	1,934,258

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.30%, 02/01/32(c)	$5,280	$4,603,488
2.45%, 11/03/26	4,471	4,314,635
2.70%, 02/02/26	4,059	3,982,355
2.80%, 03/25/27(c)	4,552	4,402,516
2.85%, 08/11/27	5,041	4,853,374
3.00%, 03/25/30	7,800	7,247,498
3.50%, 10/25/47	2,315	1,831,088
3.55%, 03/25/40	2,585	2,188,985
3.60%, 03/25/50	1,832	1,469,513
3.95%, 01/26/28	3,715	3,673,090
4.05%, 01/26/33	3,225	3,119,942
4.10%, 01/26/26	5,032	5,023,923
4.15%, 10/24/29	2,205	2,190,190
4.35%, 01/29/29	3,250	3,253,159
4.55%, 01/29/34	3,435	3,413,177
4.55%, 10/24/34(c)	2,075	2,063,698
5.55%, 03/05/37	2,040	2,182,155
5.80%, 08/15/34	2,315	2,506,879
Unilever Capital Corp.
1.38%, 09/14/30	2,986	2,488,818
1.75%, 08/12/31	4,275	3,566,647
2.00%, 07/28/26	5,542	5,326,566
2.13%, 09/06/29	5,450	4,868,041
2.90%, 05/05/27	7,750	7,475,065
3.50%, 03/22/28	6,014	5,829,702
4.25%, 08/12/27	1,510	1,504,386
4.63%, 08/12/34	2,220	2,178,493
4.88%, 09/08/28	2,290	2,318,991
5.00%, 12/08/33	2,821	2,857,314
5.90%, 11/15/32	5,245	5,634,732
Series 30Y, 2.63%, 08/12/51	4,300	2,754,250
		228,141,763
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	250	254,765
6.25%, 06/15/33	315	325,087
WW Grainger Inc.
3.75%, 05/15/46	2,826	2,251,966
4.20%, 05/15/47	2,460	2,090,423
4.45%, 09/15/34	1,845	1,788,351
4.60%, 06/15/45	4,215	3,838,102
		10,548,694
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	4,143	3,983,356
2.45%, 10/29/26	11,478	10,955,436
3.00%, 10/29/28	15,283	14,180,917
3.30%, 01/30/32	17,379	15,284,502
3.40%, 10/29/33	7,427	6,373,425
3.65%, 07/21/27	5,975	5,796,207
3.85%, 10/29/41(c)	4,088	3,273,116
3.88%, 01/23/28	4,362	4,223,177
4.45%, 04/03/26	4,078	4,047,868
4.63%, 10/15/27	3,736	3,707,140
4.63%, 09/10/29	3,190	3,123,667
4.95%, 09/10/34	5,270	5,072,065
5.10%, 01/19/29	3,285	3,292,934
5.30%, 01/19/34	3,895	3,865,585
5.75%, 06/06/28(c)	3,440	3,527,735
Security	Par (000)	Value
Diversified Financial Services (continued)
6.10%, 01/15/27	$2,470	$2,532,542
6.15%, 09/30/30	3,295	3,456,389
6.45%, 04/15/27	1,330	1,376,713
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	320	329,572
Affiliated Managers Group Inc.
3.30%, 06/15/30	2,471	2,247,746
5.50%, 08/20/34	1,100	1,083,664
Air Lease Corp.
1.88%, 08/15/26	3,363	3,195,435
2.10%, 09/01/28	2,960	2,664,229
2.20%, 01/15/27	2,515	2,377,996
2.88%, 01/15/26	5,121	4,999,815
2.88%, 01/15/32	4,523	3,879,857
3.00%, 02/01/30	2,956	2,668,594
3.13%, 12/01/30	2,318	2,073,669
3.25%, 10/01/29	2,481	2,290,549
3.63%, 04/01/27	3,868	3,772,070
3.63%, 12/01/27	2,504	2,416,225
3.75%, 06/01/26	5,848	5,747,947
4.63%, 10/01/28	2,594	2,565,727
5.10%, 03/01/29	2,000	2,011,623
5.20%, 07/15/31	1,590	1,582,739
5.30%, 06/25/26	2,415	2,435,302
5.30%, 02/01/28	3,250	3,294,308
5.85%, 12/15/27	1,390	1,430,410
Aircastle Ltd., 4.25%, 06/15/26	4,047	3,994,042
Ally Financial Inc.
2.20%, 11/02/28	4,510	4,007,227
4.75%, 06/09/27	4,195	4,166,043
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	2,030	2,026,194
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	3,160	3,284,417
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	2,235	2,332,128
7.10%, 11/15/27	3,425	3,602,956
8.00%, 11/01/31	10,335	11,500,306
American Express Co.
1.65%, 11/04/26	4,634	4,372,528
2.55%, 03/04/27	10,495	10,020,953
3.13%, 05/20/26	6,640	6,500,940
3.30%, 05/03/27	8,975	8,697,458
4.05%, 05/03/29	6,600	6,457,014
4.05%, 12/03/42	7,405	6,350,468
4.20%, 11/06/25	4,665	4,649,779
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	5,246	5,040,287
4.90%, 02/13/26	7,435	7,466,360
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	3,125	3,086,391
5.04%, 07/26/28, (1-day SOFR +0.930%)(a)	3,055	3,073,899
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	5,265	5,251,414
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	3,775	3,803,112
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	5,490	5,576,164
5.28%, 07/26/35, (1-day SOFR +1.420%)(a)	3,360	3,365,893
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	2,855	2,884,869

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	$5,485	$5,622,185
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	960	975,728
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(a)	5,676	5,747,892
5.85%, 11/05/27	8,260	8,542,070
5.92%, 04/25/35, (1-day SOFR +1.630%)(a)	900	929,713
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	4,240	4,561,955
American Express Credit Corp., 3.30%, 05/03/27	1,677	1,631,522
Ameriprise Financial Inc.
2.88%, 09/15/26	3,223	3,131,549
4.50%, 05/13/32	2,885	2,835,147
5.15%, 05/15/33	2,675	2,703,116
5.70%, 12/15/28	2,700	2,813,095
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	3,490	3,183,572
Apollo Global Management Inc.
5.80%, 05/21/54	740	757,425
6.38%, 11/15/33	2,274	2,479,298
Ares Management Corp.
5.60%, 10/11/54	1,200	1,165,572
6.38%, 11/10/28	370	389,401
BGC Group Inc.
6.60%, 06/10/29	990	1,006,079
8.00%, 05/25/28	1,415	1,500,730
Blue Owl Finance LLC, 6.25%, 04/18/34	3,680	3,784,257
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,740	1,824,559
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	4,810	4,012,253
Brookfield Finance Inc.
2.72%, 04/15/31	2,885	2,521,678
3.50%, 03/30/51	2,946	2,090,300
3.63%, 02/15/52	2,047	1,464,937
3.90%, 01/25/28	6,281	6,117,783
4.25%, 06/02/26	3,009	2,990,169
4.35%, 04/15/30	4,204	4,078,809
4.70%, 09/20/47	3,946	3,498,413
4.85%, 03/29/29	5,312	5,307,371
5.68%, 01/15/35	2,000	2,039,978
5.97%, 03/04/54	2,265	2,341,237
6.35%, 01/05/34	2,945	3,151,823
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	3,010	2,129,700
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	6,125	5,774,466
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	5,008	4,036,650
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	2,910	2,430,165
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	3,775	3,498,446
3.65%, 05/11/27	5,437	5,299,751
3.75%, 07/28/26	6,542	6,403,021
3.75%, 03/09/27	6,459	6,311,016
3.80%, 01/31/28	6,365	6,152,887
Security	Par (000)	Value
Diversified Financial Services (continued)
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	$7,185	$7,192,829
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	3,565	3,562,279
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	5,030	4,951,381
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	2,195	2,214,365
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	4,092	4,141,185
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	2,995	3,051,889
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	5,225	5,296,700
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	2,175	2,209,237
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	4,200	4,316,528
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	7,090	7,362,141
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	7,755	8,126,112
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	3,245	3,385,263
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	4,005	4,449,999
Cboe Global Markets Inc.
1.63%, 12/15/30	3,815	3,170,139
3.00%, 03/16/32	1,900	1,670,779
3.65%, 01/12/27	3,709	3,639,407
Charles Schwab Corp. (The)
0.90%, 03/11/26(c)	7,214	6,853,560
1.15%, 05/13/26	6,043	5,736,653
1.65%, 03/11/31(c)	3,934	3,255,556
1.95%, 12/01/31	4,631	3,812,902
2.00%, 03/20/28	4,322	3,965,353
2.30%, 05/13/31(c)	3,648	3,133,972
2.45%, 03/03/27	5,590	5,320,277
2.75%, 10/01/29	3,039	2,769,578
2.90%, 03/03/32	5,028	4,399,582
3.20%, 03/02/27	4,037	3,907,343
3.20%, 01/25/28(c)	4,858	4,640,881
3.25%, 05/22/29	3,295	3,102,475
3.30%, 04/01/27	4,920	4,768,499
3.45%, 02/13/26(c)	2,936	2,888,384
4.00%, 02/01/29	3,378	3,292,185
4.63%, 03/22/30(c)	2,998	3,000,922
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	2,140	2,194,079
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	4,670	4,858,910
5.88%, 08/24/26	3,563	3,635,828
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	3,925	4,161,754
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	4,340	4,554,818
CI Financial Corp.
3.20%, 12/17/30	4,403	3,729,553
4.10%, 06/15/51	660	460,425
CME Group Inc.
2.65%, 03/15/32	4,176	3,648,457
3.75%, 06/15/28	6,603	6,470,976
4.15%, 06/15/48	3,388	2,900,181

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.30%, 09/15/43	$3,469	$3,552,708
Credit Suisse USA LLC, 7.13%, 07/15/32	3,016	3,383,562
Discover Financial Services
4.10%, 02/09/27	4,090	4,020,387
4.50%, 01/30/26	3,241	3,222,622
6.70%, 11/29/32	2,885	3,103,909
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	4,105	4,710,008
Eaton Vance Corp., 3.50%, 04/06/27	3,439	3,351,031
Enact Holdings Inc., 6.25%, 05/28/29	2,460	2,506,002
Franklin Resources Inc.
1.60%, 10/30/30	3,707	3,069,493
2.95%, 08/12/51	1,780	1,147,164
Intercontinental Exchange Inc.
1.85%, 09/15/32	7,083	5,677,892
2.10%, 06/15/30	6,007	5,207,551
2.65%, 09/15/40	4,008	2,864,711
3.00%, 06/15/50	7,102	4,741,266
3.00%, 09/15/60	4,520	2,817,691
3.10%, 09/15/27	4,485	4,310,671
3.63%, 09/01/28	510	490,590
3.75%, 12/01/25	8,486	8,409,129
3.75%, 09/21/28	3,617	3,493,181
4.00%, 09/15/27	5,475	5,401,305
4.25%, 09/21/48	6,585	5,562,570
4.35%, 06/15/29	6,904	6,806,349
4.60%, 03/15/33	6,450	6,278,438
4.95%, 06/15/52	5,212	4,906,117
5.20%, 06/15/62	4,515	4,354,600
5.25%, 06/15/31	2,520	2,571,003
Invesco Finance PLC
3.75%, 01/15/26	2,333	2,302,619
5.38%, 11/30/43	1,819	1,748,422
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(b)	915	886,813
Jefferies Financial Group Inc.
2.63%, 10/15/31	4,555	3,859,132
2.75%, 10/15/32	3,165	2,627,915
4.15%, 01/23/30	5,350	5,115,855
4.85%, 01/15/27	4,498	4,495,187
5.88%, 07/21/28	4,475	4,597,433
6.20%, 04/14/34	3,610	3,761,438
6.25%, 01/15/36	3,003	3,120,906
6.45%, 06/08/27	2,526	2,622,416
6.50%, 01/20/43	1,559	1,646,898
Lazard Group LLC
3.63%, 03/01/27	2,546	2,471,660
4.38%, 03/11/29	3,857	3,768,147
4.50%, 09/19/28	1,768	1,732,018
6.00%, 03/15/31	1,725	1,795,417
Legg Mason Inc.
4.75%, 03/15/26	2,343	2,341,859
5.63%, 01/15/44	2,808	2,808,849
LPL Holdings Inc.
5.70%, 05/20/27	2,035	2,066,185
6.00%, 05/20/34	1,950	1,988,617
6.75%, 11/17/28	1,655	1,744,772
Marex Group PLC, 6.40%, 11/04/29	2,100	2,103,392
Mastercard Inc.
1.90%, 03/15/31	4,220	3,606,320
2.00%, 11/18/31	4,510	3,794,211
Security	Par (000)	Value
Diversified Financial Services (continued)
2.95%, 11/21/26	$3,871	$3,765,467
2.95%, 06/01/29	6,264	5,871,307
2.95%, 03/15/51	3,400	2,302,635
3.30%, 03/26/27	6,735	6,569,904
3.35%, 03/26/30	7,820	7,346,151
3.50%, 02/26/28	3,280	3,186,895
3.65%, 06/01/49	4,531	3,532,977
3.80%, 11/21/46	2,852	2,302,817
3.85%, 03/26/50	6,439	5,187,302
3.95%, 02/26/48	2,226	1,847,427
4.10%, 01/15/28	1,630	1,616,854
4.35%, 01/15/32	2,505	2,438,944
4.55%, 01/15/35	1,940	1,881,239
4.85%, 03/09/33	3,741	3,753,248
4.88%, 03/09/28	4,530	4,595,549
4.88%, 05/09/34	3,340	3,338,630
Nasdaq Inc.
1.65%, 01/15/31(c)	4,286	3,564,938
2.50%, 12/21/40	3,315	2,255,730
3.25%, 04/28/50	4,608	3,161,315
3.85%, 06/30/26	6,251	6,164,184
3.95%, 03/07/52	1,780	1,357,506
5.35%, 06/28/28	4,825	4,924,357
5.55%, 02/15/34	5,585	5,700,802
5.95%, 08/15/53	1,419	1,473,089
6.10%, 06/28/63	1,659	1,731,617
Nomura Holdings Inc.
1.65%, 07/14/26	6,085	5,755,890
2.17%, 07/14/28	5,412	4,875,569
2.33%, 01/22/27	6,348	5,995,610
2.61%, 07/14/31	4,505	3,824,815
2.68%, 07/16/30	4,680	4,095,099
2.71%, 01/22/29	3,050	2,773,067
3.00%, 01/22/32	4,065	3,489,524
3.10%, 01/16/30	5,145	4,660,655
5.39%, 07/06/27	2,325	2,345,696
5.59%, 07/02/27	2,810	2,850,975
5.61%, 07/06/29	2,680	2,737,571
5.71%, 01/09/26	3,021	3,043,563
5.78%, 07/03/34(c)	4,125	4,206,108
5.84%, 01/18/28	2,475	2,531,181
6.07%, 07/12/28	3,210	3,318,246
6.09%, 07/12/33(c)	2,727	2,868,844
6.18%, 01/18/33(c)	2,220	2,335,364
Oaktree Strategic Credit Fund
6.50%, 07/23/29(c)	110	111,234
8.40%, 11/14/28	290	304,833
ORIX Corp.
2.25%, 03/09/31	3,225	2,720,766
3.70%, 07/18/27(c)	3,253	3,156,602
4.00%, 04/13/32	2,613	2,425,087
4.65%, 09/10/29	1,450	1,430,958
5.00%, 09/13/27(c)	1,913	1,919,277
5.20%, 09/13/32	2,320	2,322,126
Radian Group Inc.
4.88%, 03/15/27	3,340	3,315,426
6.20%, 05/15/29	2,420	2,482,240
Raymond James Financial Inc.
3.75%, 04/01/51	3,495	2,617,992
4.65%, 04/01/30	2,902	2,897,874
4.95%, 07/15/46	3,699	3,418,204

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Stifel Financial Corp., 4.00%, 05/15/30	$2,167	$2,042,174
Synchrony Financial
2.88%, 10/28/31	2,871	2,393,740
3.70%, 08/04/26	2,917	2,845,351
3.95%, 12/01/27	5,562	5,342,226
5.15%, 03/19/29	3,862	3,801,600
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(c)	2,035	2,063,962
TPG Operating Group II LP, 5.88%, 03/05/34	1,465	1,514,651
Visa Inc.
0.75%, 08/15/27	3,764	3,426,366
1.10%, 02/15/31	5,972	4,876,315
1.90%, 04/15/27	7,276	6,865,366
2.00%, 08/15/50(c)	8,473	4,837,055
2.05%, 04/15/30	8,316	7,317,508
2.70%, 04/15/40	4,934	3,696,986
2.75%, 09/15/27	4,514	4,336,444
3.15%, 12/14/25	19,105	18,842,003
3.65%, 09/15/47	2,994	2,380,969
4.15%, 12/14/35	9,679	9,133,522
4.30%, 12/14/45	14,194	12,547,775
Voya Financial Inc.
3.65%, 06/15/26	2,972	2,916,753
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(a)	1,889	1,729,919
4.80%, 06/15/46	1,964	1,684,343
5.00%, 09/20/34	1,470	1,418,601
5.70%, 07/15/43	2,693	2,632,840
Western Union Co. (The)
1.35%, 03/15/26	3,387	3,220,969
2.75%, 03/15/31(c)	2,380	2,033,598
6.20%, 11/17/36(c)	2,647	2,712,384
		1,050,371,278
Electric — 2.2%
AEP Texas Inc.
3.45%, 05/15/51	1,845	1,263,088
3.80%, 10/01/47	1,711	1,265,317
3.95%, 06/01/28	2,232	2,165,398
4.70%, 05/15/32	1,990	1,939,111
5.25%, 05/15/52	2,500	2,334,618
5.40%, 06/01/33	1,620	1,624,180
5.45%, 05/15/29	1,680	1,714,501
5.70%, 05/15/34	1,730	1,762,803
Series G, 4.15%, 05/01/49	1,701	1,310,124
Series H, 3.45%, 01/15/50	2,447	1,685,321
Series I, 2.10%, 07/01/30	3,095	2,664,142
AEP Transmission Co. LLC
3.10%, 12/01/26	2,268	2,201,771
3.15%, 09/15/49	739	505,058
3.75%, 12/01/47	2,525	1,944,260
3.80%, 06/15/49	1,876	1,440,389
4.00%, 12/01/46	1,740	1,414,408
4.25%, 09/15/48	1,982	1,635,881
4.50%, 06/15/52	1,560	1,350,694
5.15%, 04/01/34	1,545	1,548,880
5.40%, 03/15/53	1,830	1,811,534
Series M, 3.65%, 04/01/50	2,410	1,816,260
Series N, 2.75%, 08/15/51	1,534	958,221
AES Corp. (The)
1.38%, 01/15/26	4,860	4,654,778
2.45%, 01/15/31	5,870	4,941,378
Security	Par (000)	Value
Electric (continued)
5.45%, 06/01/28	$3,990	$4,026,265
Alabama Power Co.
3.00%, 03/15/52	2,970	1,979,737
3.05%, 03/15/32(c)	570	505,763
3.13%, 07/15/51	2,885	1,960,650
3.45%, 10/01/49	2,678	1,954,944
3.75%, 09/01/27	2,270	2,230,277
3.75%, 03/01/45	3,108	2,460,020
3.85%, 12/01/42	1,437	1,174,879
3.94%, 09/01/32	2,640	2,480,909
4.15%, 08/15/44	2,080	1,753,192
4.30%, 01/02/46	1,442	1,225,720
5.85%, 11/15/33	1,395	1,474,804
6.00%, 03/01/39	684	731,917
6.13%, 05/15/38	1,290	1,386,264
Series 20-A, 1.45%, 09/15/30	3,214	2,678,917
Series A, 4.30%, 07/15/48	2,526	2,149,794
Series B, 3.70%, 12/01/47	2,486	1,913,060
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	1,110	1,116,317
Ameren Corp.
1.75%, 03/15/28	2,091	1,891,595
1.95%, 03/15/27	3,465	3,250,555
3.50%, 01/15/31	3,275	3,022,646
3.65%, 02/15/26	2,798	2,756,113
5.00%, 01/15/29	2,679	2,692,283
5.70%, 12/01/26	3,260	3,318,255
Ameren Illinois Co.
1.55%, 11/15/30	1,767	1,470,925
2.90%, 06/15/51	1,669	1,091,231
3.25%, 03/15/50	1,787	1,256,521
3.70%, 12/01/47	2,716	2,092,288
3.80%, 05/15/28	2,382	2,316,447
3.85%, 09/01/32	2,045	1,899,077
4.15%, 03/15/46	1,796	1,511,772
4.50%, 03/15/49	2,639	2,311,154
4.95%, 06/01/33	2,020	2,014,462
5.55%, 07/01/54	2,835	2,912,779
5.90%, 12/01/52	1,775	1,893,678
American Electric Power Co. Inc.
2.30%, 03/01/30	1,601	1,401,012
3.20%, 11/13/27	2,823	2,703,825
3.25%, 03/01/50	1,497	1,002,343
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)	3,215	3,034,064
5.20%, 01/15/29	5,020	5,086,137
5.63%, 03/01/33	2,591	2,646,812
5.75%, 11/01/27	2,710	2,788,962
5.95%, 11/01/32	1,934	2,030,013
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)(c)	2,290	2,391,985
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)(c)	890	920,164
Series J, 4.30%, 12/01/28	3,005	2,950,281
Series N, 1.00%, 11/01/25	1,047	1,008,295
Appalachian Power Co.
4.40%, 05/15/44	1,734	1,442,172
4.45%, 06/01/45	1,828	1,523,036
4.50%, 08/01/32	2,880	2,758,539
5.65%, 04/01/34	1,700	1,737,890
7.00%, 04/01/38	1,935	2,192,136
Series AA, 2.70%, 04/01/31	752	655,143

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series X, 3.30%, 06/01/27	$1,894	$1,826,177
Series Y, 4.50%, 03/01/49	2,110	1,755,507
Series Z, 3.70%, 05/01/50	2,680	1,944,714
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,637,640
2.60%, 08/15/29	2,465	2,238,309
2.65%, 09/15/50	2,051	1,224,333
2.95%, 09/15/27	2,114	2,006,199
3.35%, 05/15/50	2,562	1,766,017
3.50%, 12/01/49	1,768	1,238,983
3.75%, 05/15/46	2,096	1,576,841
4.20%, 08/15/48	1,523	1,213,596
4.25%, 03/01/49(c)	1,815	1,448,561
4.35%, 11/15/45	2,332	1,945,456
4.50%, 04/01/42	1,995	1,721,404
5.05%, 09/01/41	1,575	1,473,044
5.55%, 08/01/33	2,125	2,153,019
5.70%, 08/15/34	2,040	2,090,129
6.35%, 12/15/32	1,695	1,817,229
Atlantic City Electric Co.
2.30%, 03/15/31	1,769	1,517,390
4.00%, 10/15/28	1,527	1,489,872
Avangrid Inc., 3.80%, 06/01/29	4,318	4,121,427
Avista Corp.
4.00%, 04/01/52	2,545	1,993,226
4.35%, 06/01/48	2,100	1,773,135
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,025	2,590,725
2.40%, 08/15/26	1,833	1,767,295
2.90%, 06/15/50	1,725	1,127,674
3.20%, 09/15/49	1,990	1,372,380
3.50%, 08/15/46	2,580	1,923,656
3.75%, 08/15/47	1,659	1,278,819
4.25%, 09/15/48	1,504	1,252,424
4.55%, 06/01/52	2,352	2,048,414
5.30%, 06/01/34	1,495	1,518,172
5.40%, 06/01/53	2,475	2,442,910
5.65%, 06/01/54	1,680	1,725,265
6.35%, 10/01/36	1,140	1,243,612
Berkshire Hathaway Energy Co.
1.65%, 05/15/31(c)	3,081	2,543,954
2.85%, 05/15/51	7,575	4,847,980
3.25%, 04/15/28	3,802	3,636,808
3.70%, 07/15/30	5,880	5,581,770
3.80%, 07/15/48	3,541	2,703,074
4.25%, 10/15/50	3,577	2,923,191
4.45%, 01/15/49	4,476	3,800,031
4.50%, 02/01/45	3,004	2,656,193
4.60%, 05/01/53	4,545	3,899,596
5.15%, 11/15/43	3,138	3,047,575
5.95%, 05/15/37	2,628	2,772,694
6.13%, 04/01/36	6,338	6,763,913
Black Hills Corp.
2.50%, 06/15/30	1,637	1,428,130
3.05%, 10/15/29	2,672	2,448,626
3.15%, 01/15/27	3,084	2,968,353
3.88%, 10/15/49	2,374	1,763,453
3.95%, 01/15/26	2,299	2,270,226
4.20%, 09/15/46	970	780,174
4.35%, 05/01/33	1,415	1,313,126
5.95%, 03/15/28	2,840	2,931,052
Security	Par (000)	Value
Electric (continued)
6.00%, 01/15/35	$1,500	$1,556,309
6.15%, 05/15/34	855	895,957
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	2,115	1,658,779
3.60%, 03/01/52	1,100	811,565
3.95%, 03/01/48	2,638	2,091,051
4.50%, 04/01/44	2,703	2,381,785
4.95%, 04/01/33	1,665	1,650,382
5.05%, 03/01/35	585	583,242
5.15%, 03/01/34	1,140	1,144,641
5.20%, 10/01/28	2,085	2,124,365
5.30%, 04/01/53	410	399,767
Series AA, 3.00%, 02/01/27	1,440	1,389,740
Series AC, 4.25%, 02/01/49	2,347	1,956,009
Series AD, 2.90%, 07/01/50	2,480	1,607,187
Series AE, 2.35%, 04/01/31	1,775	1,525,570
Series AF, 3.35%, 04/01/51	1,910	1,350,735
Series AG, 3.00%, 03/01/32	1,225	1,074,400
Series ai., 4.45%, 10/01/32	2,715	2,622,511
Series AJ, 4.85%, 10/01/52	1,990	1,814,281
Series K2, 6.95%, 03/15/33	545	611,673
Series Z, 2.40%, 09/01/26	2,248	2,162,972
CenterPoint Energy Inc.
1.45%, 06/01/26	2,780	2,640,583
2.65%, 06/01/31	1,530	1,326,121
2.95%, 03/01/30	3,278	2,956,612
3.70%, 09/01/49	2,960	2,173,929
5.25%, 08/10/26	1,640	1,652,382
5.40%, 06/01/29	2,405	2,447,537
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(a)	1,810	1,854,302
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)	940	965,164
Cleco Corporate Holdings LLC
3.74%, 05/01/26	3,719	3,639,687
4.97%, 05/01/46	1,889	1,611,229
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,179	1,210,765
CMS Energy Corp.
3.00%, 05/15/26	1,429	1,387,946
3.45%, 08/15/27	2,478	2,396,487
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)	1,650	1,439,318
4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	3,195	3,072,082
4.88%, 03/01/44	1,655	1,515,098
Commonwealth Edison Co.
2.20%, 03/01/30	2,405	2,113,856
2.55%, 06/15/26	2,660	2,576,215
3.00%, 03/01/50	2,600	1,735,708
3.15%, 03/15/32(c)	725	644,741
3.65%, 06/15/46	3,334	2,585,866
3.70%, 08/15/28	3,625	3,501,557
3.70%, 03/01/45	1,780	1,399,194
3.80%, 10/01/42	1,044	845,688
4.00%, 03/01/48	3,530	2,849,826
4.00%, 03/01/49	2,081	1,668,137
4.35%, 11/15/45	2,291	1,972,611
4.60%, 08/15/43	1,235	1,106,434
4.70%, 01/15/44	1,295	1,166,783
4.90%, 02/01/33	1,015	1,013,377
5.30%, 06/01/34	945	964,158
5.30%, 02/01/53	2,050	2,002,367

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 06/01/54	$850	$872,010
5.90%, 03/15/36	1,944	2,061,709
6.45%, 01/15/38	2,082	2,299,606
Series 122, 2.95%, 08/15/27	3,047	2,928,296
Series 123, 3.75%, 08/15/47	3,080	2,383,621
Series 127, 3.20%, 11/15/49	1,718	1,175,060
Series 130, 3.13%, 03/15/51	3,150	2,134,784
Series 131, 2.75%, 09/01/51	1,810	1,125,719
Series 133, 3.85%, 03/15/52	1,440	1,116,649
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	3,371	2,762,868
4.30%, 04/15/44	2,410	2,078,739
4.65%, 01/01/29	1,535	1,532,883
4.90%, 07/01/33	1,315	1,305,375
4.95%, 08/15/34	1,395	1,382,093
5.25%, 01/15/53	2,440	2,405,030
Series A, 0.75%, 12/01/25	915	876,475
Series A, 2.05%, 07/01/31	2,335	1,965,072
Series A, 3.20%, 03/15/27	3,183	3,088,592
Series A, 4.15%, 06/01/45	505	424,094
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	3,725	3,234,834
3.20%, 12/01/51	1,670	1,140,275
3.60%, 06/15/61	3,678	2,621,492
3.70%, 11/15/59	3,093	2,248,399
3.80%, 05/15/28	3,416	3,318,726
3.85%, 06/15/46	3,369	2,634,607
3.95%, 03/01/43	2,151	1,775,176
4.45%, 03/15/44	3,768	3,300,003
4.50%, 12/01/45	3,277	2,860,386
4.50%, 05/15/58	3,194	2,680,448
4.63%, 12/01/54	2,967	2,605,035
5.20%, 03/01/33	2,070	2,107,603
5.38%, 05/15/34	1,480	1,518,151
5.50%, 03/15/34	2,901	3,010,543
5.70%, 06/15/40	1,987	2,038,692
5.70%, 05/15/54	1,750	1,809,421
5.90%, 11/15/53	3,280	3,465,442
6.15%, 11/15/52	3,320	3,618,290
Series 05-A, 5.30%, 03/01/35	1,140	1,154,859
Series 06-A, 5.85%, 03/15/36	2,597	2,731,260
Series 06-B, 6.20%, 06/15/36	1,012	1,094,288
Series 07-A, 6.30%, 08/15/37	1,373	1,496,128
Series 08-B, 6.75%, 04/01/38	2,033	2,305,377
Series 09-C, 5.50%, 12/01/39	2,841	2,872,625
Series 12-A, 4.20%, 03/15/42	2,023	1,726,850
Series 2017, 3.88%, 06/15/47	2,777	2,183,231
Series 20A, 3.35%, 04/01/30	3,604	3,373,431
Series 20B, 3.95%, 04/01/50	4,874	3,969,932
Series A, 4.13%, 05/15/49	3,157	2,581,307
Series B, 3.13%, 11/15/27	803	770,868
Series C, 3.00%, 12/01/60	2,428	1,477,709
Series C, 4.00%, 11/15/57	1,505	1,163,969
Series C, 4.30%, 12/01/56	2,199	1,804,150
Series D, 4.00%, 12/01/28	2,777	2,713,098
Series E, 4.65%, 12/01/48	2,904	2,576,975
Constellation Energy Generation LLC
5.60%, 03/01/28	3,595	3,688,600
5.60%, 06/15/42	3,763	3,723,259
5.75%, 10/01/41	3,926	3,947,600
5.75%, 03/15/54	3,405	3,429,322
Security	Par (000)	Value
Electric (continued)
5.80%, 03/01/33	$2,805	$2,912,290
6.13%, 01/15/34	2,305	2,455,842
6.25%, 10/01/39	2,032	2,165,220
6.50%, 10/01/53	3,495	3,837,039
Consumers Energy Co.
2.50%, 05/01/60	2,185	1,249,602
2.65%, 08/15/52	1,087	683,825
3.10%, 08/15/50	2,830	1,993,640
3.25%, 08/15/46	2,428	1,777,665
3.50%, 08/01/51	2,476	1,886,746
3.60%, 08/15/32	1,310	1,201,815
3.75%, 02/15/50	1,641	1,272,437
3.80%, 11/15/28	886	857,905
3.95%, 05/15/43	1,581	1,301,674
3.95%, 07/15/47	1,473	1,191,497
4.05%, 05/15/48(c)	2,842	2,357,832
4.20%, 09/01/52	2,350	1,972,766
4.35%, 04/15/49	2,981	2,563,644
4.60%, 05/30/29	3,450	3,442,843
4.63%, 05/15/33	2,210	2,171,839
4.65%, 03/01/28	2,765	2,772,227
4.70%, 01/15/30	1,105	1,105,147
4.90%, 02/15/29	2,960	2,987,989
Dayton Power & Light Co. (The), 3.95%, 06/15/49	2,760	2,087,880
Delmarva Power & Light Co., 4.15%, 05/15/45	1,879	1,544,216
Dominion Energy Inc.
4.25%, 06/01/28	2,952	2,908,843
4.35%, 08/15/32	1,520	1,446,728
4.70%, 12/01/44	1,910	1,653,879
4.85%, 08/15/52	2,225	1,969,133
5.38%, 11/15/32	3,620	3,683,601
7.00%, 06/15/38	975	1,101,665
Series A, 1.45%, 04/15/26	3,125	2,979,375
Series A, 4.60%, 03/15/49	1,625	1,371,910
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)	110	114,799
Series B, 3.30%, 04/15/41	2,300	1,713,741
Series B, 3.60%, 03/15/27	1,895	1,853,081
Series B, 5.95%, 06/15/35	2,307	2,416,840
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	40	42,623
Series C, 2.25%, 08/15/31	2,953	2,485,185
Series C, 3.38%, 04/01/30	6,509	6,025,934
Series C, 4.05%, 09/15/42	1,765	1,421,893
Series C, 4.90%, 08/01/41	2,400	2,194,409
Series D, 2.85%, 08/15/26	2,198	2,125,067
Series E, 6.30%, 03/15/33	1,625	1,736,289
Series F, 5.25%, 08/01/33	2,525	2,522,949
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	1,845	1,646,059
5.10%, 06/01/65	2,170	2,010,403
5.30%, 05/15/33	1,670	1,686,157
5.45%, 02/01/41	1,235	1,231,438
6.05%, 01/15/38	1,915	2,043,334
6.25%, 10/15/53	2,020	2,258,437
6.63%, 02/01/32	555	609,215
Series A, 2.30%, 12/01/31	2,200	1,851,528
DTE Electric Co.
2.25%, 03/01/30(c)	2,767	2,447,294
2.95%, 03/01/50	2,502	1,675,556

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.70%, 03/15/45	$2,560	$2,009,695
3.70%, 06/01/46	1,140	891,584
3.75%, 08/15/47	2,127	1,649,836
3.95%, 03/01/49	3,004	2,425,262
4.30%, 07/01/44	1,706	1,469,456
4.85%, 12/01/26	960	968,801
5.20%, 04/01/33	2,815	2,858,156
5.20%, 03/01/34	2,220	2,248,063
5.40%, 04/01/53	2,515	2,518,923
Series A, 1.90%, 04/01/28	3,545	3,246,803
Series A, 3.00%, 03/01/32	2,205	1,963,444
Series A, 4.00%, 04/01/43	937	783,188
Series A, 4.05%, 05/15/48	2,446	2,021,970
Series B, 3.25%, 04/01/51	2,296	1,620,030
Series B, 3.65%, 03/01/52	1,585	1,194,677
Series C, 2.63%, 03/01/31	2,500	2,212,397
DTE Energy Co.
2.85%, 10/01/26	4,250	4,107,323
2.95%, 03/01/30	2,238	2,018,290
4.88%, 06/01/28	4,645	4,651,587
4.95%, 07/01/27	4,105	4,127,503
5.10%, 03/01/29	5,310	5,352,092
5.85%, 06/01/34	3,725	3,868,957
Series C, 3.40%, 06/15/29	2,685	2,515,273
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,484	2,250,392
2.45%, 02/01/30	2,415	2,158,685
2.55%, 04/15/31	2,818	2,459,676
2.85%, 03/15/32	2,785	2,438,957
2.95%, 12/01/26	2,717	2,636,278
3.20%, 08/15/49	2,985	2,071,084
3.45%, 04/15/51	2,585	1,857,784
3.55%, 03/15/52	2,370	1,733,437
3.70%, 12/01/47	2,317	1,769,103
3.75%, 06/01/45	2,404	1,886,973
3.88%, 03/15/46	2,770	2,199,731
3.95%, 11/15/28	2,981	2,907,604
3.95%, 03/15/48	1,775	1,411,084
4.00%, 09/30/42	1,854	1,541,149
4.25%, 12/15/41	1,629	1,424,117
4.85%, 01/15/34	2,575	2,541,625
4.95%, 01/15/33	3,990	3,974,329
5.30%, 02/15/40	3,255	3,251,248
5.35%, 01/15/53	1,925	1,893,740
5.40%, 01/15/54	4,119	4,097,905
6.00%, 01/15/38	1,372	1,458,886
6.05%, 04/15/38	1,955	2,090,972
6.10%, 06/01/37	2,340	2,469,257
6.45%, 10/15/32	1,540	1,668,738
Series A, 6.00%, 12/01/28(c)	1,804	1,891,705
Duke Energy Corp.
2.45%, 06/01/30	3,350	2,942,327
2.55%, 06/15/31	2,275	1,955,688
2.65%, 09/01/26	3,709	3,579,518
3.15%, 08/15/27	4,013	3,850,933
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	2,387	2,209,698
3.30%, 06/15/41	3,758	2,811,221
3.40%, 06/15/29	2,667	2,506,820
3.50%, 06/15/51	3,670	2,564,858
3.75%, 09/01/46	6,357	4,766,600
3.95%, 08/15/47	2,760	2,129,754
Security	Par (000)	Value
Electric (continued)
4.20%, 06/15/49	$2,840	$2,265,594
4.30%, 03/15/28	4,670	4,603,581
4.50%, 08/15/32	5,070	4,869,592
4.80%, 12/15/45	3,044	2,689,854
4.85%, 01/05/27	2,005	2,014,447
4.85%, 01/05/29	2,175	2,175,521
5.00%, 12/08/25	2,215	2,219,891
5.00%, 12/08/27	2,920	2,941,531
5.00%, 08/15/52	4,205	3,781,464
5.45%, 06/15/34	2,780	2,811,530
5.75%, 09/15/33	2,970	3,082,065
5.80%, 06/15/54	2,870	2,876,992
6.10%, 09/15/53	3,085	3,220,809
6.45%, 09/01/54, (5-year CMT + 2.588%)(a)	140	142,566
Duke Energy Florida LLC
1.75%, 06/15/30	2,690	2,294,976
2.40%, 12/15/31	3,265	2,777,777
2.50%, 12/01/29	3,173	2,860,255
3.00%, 12/15/51	2,092	1,363,887
3.20%, 01/15/27	4,772	4,642,714
3.40%, 10/01/46	3,283	2,389,332
3.80%, 07/15/28	2,730	2,659,389
3.85%, 11/15/42	2,101	1,700,814
4.20%, 07/15/48	2,115	1,740,539
5.65%, 04/01/40	2,031	2,072,255
5.88%, 11/15/33	2,325	2,464,363
5.95%, 11/15/52	1,485	1,571,615
6.20%, 11/15/53	1,880	2,056,346
6.35%, 09/15/37	1,811	1,967,773
6.40%, 06/15/38	4,985	5,464,395
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33(c)	705	617,514
Series 2035, 3.11%, 09/01/38(c)	1,165	976,550
Duke Energy Indiana LLC
2.75%, 04/01/50	2,980	1,864,998
3.75%, 05/15/46	1,584	1,219,239
5.25%, 03/01/34	1,330	1,350,807
5.40%, 04/01/53	2,210	2,173,942
6.12%, 10/15/35	1,169	1,242,516
6.35%, 08/15/38	1,253	1,373,666
6.45%, 04/01/39	2,073	2,279,155
Series WWW, 4.90%, 07/15/43	1,509	1,403,410
Series YYY, 3.25%, 10/01/49	2,850	1,986,712
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,298	1,997,407
3.65%, 02/01/29	2,201	2,113,877
3.70%, 06/15/46	2,007	1,526,668
4.30%, 02/01/49	2,047	1,698,554
5.25%, 04/01/33	2,050	2,080,466
5.55%, 03/15/54	1,740	1,742,501
5.65%, 04/01/53	1,495	1,516,619
Duke Energy Progress LLC
2.00%, 08/15/31	3,575	2,995,439
2.50%, 08/15/50(c)	3,025	1,826,198
2.90%, 08/15/51	2,229	1,436,244
3.40%, 04/01/32	2,380	2,167,383
3.45%, 03/15/29	3,122	2,979,846
3.60%, 09/15/47	2,756	2,058,296
3.70%, 09/01/28	2,481	2,401,342
3.70%, 10/15/46	2,504	1,901,166
4.00%, 04/01/52	1,380	1,094,798

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.10%, 05/15/42	$1,080	$907,561
4.10%, 03/15/43	1,669	1,394,287
4.15%, 12/01/44	2,699	2,250,085
4.20%, 08/15/45	1,604	1,338,759
4.38%, 03/30/44	2,217	1,918,406
5.10%, 03/15/34	2,700	2,719,786
5.25%, 03/15/33	2,005	2,040,010
5.35%, 03/15/53	2,205	2,164,116
6.30%, 04/01/38	2,005	2,181,469
Edison International
4.13%, 03/15/28	2,955	2,883,897
5.25%, 11/15/28	2,345	2,362,281
5.25%, 03/15/32	570	569,624
5.45%, 06/15/29	2,305	2,344,168
5.75%, 06/15/27	4,188	4,272,833
6.95%, 11/15/29	2,800	3,025,054
El Paso Electric Co.
5.00%, 12/01/44	1,291	1,128,520
6.00%, 05/15/35	659	668,912
Emera U.S. Finance LP
2.64%, 06/15/31	2,130	1,808,597
3.55%, 06/15/26	4,230	4,132,878
4.75%, 06/15/46	5,511	4,656,493
Enel Americas SA, 4.00%, 10/25/26	3,538	3,469,337
Enel Chile SA, 4.88%, 06/12/28	4,172	4,128,319
Entergy Arkansas LLC
2.65%, 06/15/51	2,583	1,576,421
3.35%, 06/15/52	2,040	1,435,288
3.50%, 04/01/26	3,953	3,898,428
4.00%, 06/01/28	1,310	1,279,412
4.20%, 04/01/49	2,694	2,210,287
5.15%, 01/15/33	2,015	2,038,473
5.30%, 09/15/33	1,465	1,486,601
5.45%, 06/01/34	1,255	1,294,741
5.75%, 06/01/54	1,295	1,335,817
Entergy Corp.
1.90%, 06/15/28	2,490	2,250,610
2.40%, 06/15/31(c)	2,990	2,543,654
2.80%, 06/15/30	2,912	2,606,428
2.95%, 09/01/26	3,922	3,799,011
3.75%, 06/15/50	2,844	2,092,024
7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	590	604,362
Entergy Louisiana LLC
1.60%, 12/15/30	1,923	1,589,437
2.35%, 06/15/32	1,540	1,296,699
2.40%, 10/01/26	2,466	2,371,397
2.90%, 03/15/51	3,350	2,126,818
3.05%, 06/01/31	1,705	1,531,757
3.10%, 06/15/41	421	309,771
3.12%, 09/01/27	2,295	2,211,136
3.25%, 04/01/28	2,959	2,826,390
4.00%, 03/15/33	3,122	2,898,585
4.20%, 09/01/48	4,401	3,627,610
4.20%, 04/01/50	2,721	2,221,013
4.75%, 09/15/52	2,230	1,977,615
4.95%, 01/15/45	3,525	3,213,302
5.15%, 09/15/34	3,460	3,446,141
5.35%, 03/15/34	1,910	1,941,458
5.70%, 03/15/54	3,325	3,403,129
Entergy Mississippi LLC
2.85%, 06/01/28	3,033	2,848,288
Security	Par (000)	Value
Electric (continued)
3.50%, 06/01/51	$1,095	$772,697
3.85%, 06/01/49	2,079	1,600,673
5.00%, 09/01/33	1,130	1,119,182
5.85%, 06/01/54	1,590	1,647,043
Entergy Texas Inc.
1.75%, 03/15/31	2,655	2,205,325
3.55%, 09/30/49	2,595	1,894,993
4.00%, 03/30/29	1,252	1,218,375
4.50%, 03/30/39	865	781,352
5.00%, 09/15/52	1,710	1,575,008
5.55%, 09/15/54	1,805	1,795,533
5.80%, 09/01/53	1,530	1,572,121
Evergy Inc., 2.90%, 09/15/29	5,002	4,561,235
Evergy Kansas Central Inc.
2.55%, 07/01/26	1,970	1,905,303
3.10%, 04/01/27	2,295	2,219,666
3.25%, 09/01/49	2,863	1,975,984
3.45%, 04/15/50	1,445	1,031,009
4.10%, 04/01/43	1,920	1,576,164
4.13%, 03/01/42	2,322	1,940,903
4.25%, 12/01/45	1,089	903,887
5.70%, 03/15/53	1,355	1,368,770
5.90%, 11/15/33	1,533	1,610,567
Evergy Metro Inc.
4.20%, 06/15/47	2,185	1,772,377
4.20%, 03/15/48	1,214	993,433
4.95%, 04/15/33	1,485	1,463,668
5.30%, 10/01/41	2,011	1,960,664
5.40%, 04/01/34	2,360	2,388,856
Series 2019, 4.13%, 04/01/49	1,753	1,407,212
Series 2020, 2.25%, 06/01/30	2,593	2,256,795
Eversource Energy
2.55%, 03/15/31	1,710	1,475,143
2.90%, 03/01/27	3,210	3,076,540
3.38%, 03/01/32	2,686	2,384,614
3.45%, 01/15/50	3,200	2,279,208
4.60%, 07/01/27	3,693	3,676,686
4.75%, 05/15/26	1,970	1,969,271
5.00%, 01/01/27	2,285	2,296,950
5.13%, 05/15/33	3,190	3,144,494
5.45%, 03/01/28	5,680	5,793,631
5.50%, 01/01/34	3,110	3,131,511
5.85%, 04/15/31	3,425	3,547,772
5.95%, 02/01/29	4,660	4,836,584
5.95%, 07/15/34	3,135	3,256,451
Series M, 3.30%, 01/15/28	1,426	1,358,453
Series O, 4.25%, 04/01/29	2,931	2,856,046
Series R, 1.65%, 08/15/30	2,981	2,482,642
Series U, 1.40%, 08/15/26	1,790	1,686,211
Exelon Corp.
2.75%, 03/15/27	3,146	3,010,389
3.35%, 03/15/32	1,265	1,138,222
3.40%, 04/15/26	4,722	4,633,124
4.05%, 04/15/30	5,755	5,517,336
4.10%, 03/15/52	3,145	2,498,423
4.45%, 04/15/46	3,503	2,986,235
4.70%, 04/15/50	3,552	3,110,102
4.95%, 06/15/35	1,304	1,261,778
5.10%, 06/15/45	2,775	2,591,811
5.15%, 03/15/28	2,900	2,931,177
5.15%, 03/15/29	1,365	1,382,595

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 03/15/33	$3,575	$3,625,477
5.45%, 03/15/34	2,840	2,889,017
5.60%, 03/15/53	4,105	4,074,009
5.63%, 06/15/35	3,379	3,473,616
FirstEnergy Corp.
2.65%, 03/01/30	1,390	1,238,001
Series A, 1.60%, 01/15/26	580	555,847
Series B, 2.25%, 09/01/30	730	627,438
Series B, 3.90%, 07/15/27	2,790	2,723,338
Series C, 3.40%, 03/01/50	840	589,328
Series C, 4.85%, 07/15/47	770	677,210
FirstEnergy Transmission LLC
4.55%, 01/15/30(b)	1,275	1,249,324
5.00%, 01/15/35(b)	715	700,786
Florida Power & Light Co.
2.45%, 02/03/32	5,373	4,594,909
2.88%, 12/04/51	5,672	3,717,632
3.13%, 12/01/25	4,605	4,536,673
3.15%, 10/01/49	2,679	1,872,327
3.70%, 12/01/47	2,647	2,047,451
3.80%, 12/15/42	2,136	1,737,875
3.95%, 03/01/48	4,462	3,623,463
3.99%, 03/01/49	2,805	2,275,573
4.05%, 06/01/42	2,770	2,354,233
4.05%, 10/01/44	2,718	2,282,564
4.13%, 02/01/42	2,973	2,557,693
4.13%, 06/01/48	2,581	2,155,576
4.40%, 05/15/28	2,715	2,699,809
4.45%, 05/15/26	1,815	1,816,683
4.63%, 05/15/30	3,230	3,219,936
4.80%, 05/15/33	2,425	2,397,038
4.95%, 06/01/35	1,074	1,065,912
5.00%, 08/01/34	200	201,862
5.05%, 04/01/28	4,080	4,135,889
5.10%, 04/01/33	3,680	3,704,823
5.15%, 06/15/29	3,555	3,624,756
5.25%, 02/01/41	2,179	2,154,950
5.30%, 06/15/34	3,045	3,107,614
5.30%, 04/01/53	3,405	3,362,297
5.60%, 06/15/54	3,310	3,413,684
5.63%, 04/01/34	1,595	1,672,705
5.65%, 02/01/37	1,515	1,583,113
5.69%, 03/01/40	2,458	2,558,611
5.95%, 02/01/38	2,253	2,392,562
5.96%, 04/01/39	1,340	1,427,092
Series A, 3.30%, 05/30/27	4,066	3,943,356
Fortis Inc./Canada, 3.06%, 10/04/26	5,755	5,570,865
Georgia Power Co.
3.25%, 04/01/26	1,144	1,122,538
3.25%, 03/30/27	3,240	3,144,363
4.30%, 03/15/42	5,268	4,595,374
4.30%, 03/15/43	1,787	1,528,306
4.65%, 05/16/28	4,900	4,904,723
4.70%, 05/15/32	1,860	1,843,580
4.95%, 05/17/33	4,740	4,726,252
5.00%, 02/23/27	1,125	1,137,307
5.13%, 05/15/52	3,670	3,518,146
5.25%, 03/15/34	3,110	3,158,531
Series 10-C, 4.75%, 09/01/40	2,524	2,360,177
Series A, 3.25%, 03/15/51	3,490	2,436,938
Series B, 2.65%, 09/15/29	3,887	3,543,802
Security	Par (000)	Value
Electric (continued)
Series B, 3.70%, 01/30/50	$2,483	$1,884,983
Iberdrola International BV, 6.75%, 07/15/36	1,652	1,858,597
Idaho Power Co.
5.20%, 08/15/34	2,675	2,680,372
5.50%, 03/15/53	1,500	1,475,389
5.80%, 04/01/54	940	967,280
Series K, 4.20%, 03/01/48	1,991	1,625,894
Indiana Michigan Power Co.
3.25%, 05/01/51	2,350	1,606,332
3.85%, 05/15/28	2,109	2,045,912
4.25%, 08/15/48	1,835	1,495,339
5.63%, 04/01/53	1,800	1,831,151
6.05%, 03/15/37	555	583,900
Series K, 4.55%, 03/15/46	2,238	1,927,154
Series L, 3.75%, 07/01/47	1,278	963,587
Interstate Power & Light Co.
2.30%, 06/01/30	1,132	984,676
3.10%, 11/30/51	1,665	1,100,576
3.50%, 09/30/49	1,569	1,136,063
3.60%, 04/01/29	2,067	1,968,589
3.70%, 09/15/46	1,843	1,414,934
4.10%, 09/26/28	3,566	3,479,317
5.70%, 10/15/33	1,640	1,695,395
6.25%, 07/15/39	1,110	1,181,096
Interstate Power and Light Co.
4.95%, 09/30/34	535	525,914
5.45%, 09/30/54	635	631,744
IPALCO Enterprises Inc.
4.25%, 05/01/30	3,215	3,035,807
5.75%, 04/01/34	2,150	2,182,411
ITC Holdings Corp.
3.25%, 06/30/26	3,120	3,040,642
3.35%, 11/15/27	1,795	1,724,291
5.30%, 07/01/43	1,786	1,655,904
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	367	344,748
Kentucky Utilities Co.
3.30%, 06/01/50	2,950	2,062,204
4.38%, 10/01/45	2,786	2,363,033
5.13%, 11/01/40	3,984	3,849,552
5.45%, 04/15/33	1,470	1,508,639
Louisville Gas & Electric Co.
4.25%, 04/01/49	1,385	1,134,851
5.45%, 04/15/33	1,660	1,704,868
MidAmerican Energy Co.
2.70%, 08/01/52	3,020	1,903,073
3.10%, 05/01/27	3,510	3,400,358
3.15%, 04/15/50	3,252	2,271,685
3.65%, 04/15/29	5,730	5,501,875
3.65%, 08/01/48	3,603	2,772,481
3.95%, 08/01/47	2,758	2,211,478
4.25%, 05/01/46	1,715	1,454,212
4.25%, 07/15/49	4,269	3,611,002
4.40%, 10/15/44	2,377	2,070,093
4.80%, 09/15/43	1,892	1,739,751
5.30%, 02/01/55	1,400	1,375,540
5.35%, 01/15/34	1,705	1,749,790
5.75%, 11/01/35	600	629,360
5.80%, 10/15/36	1,744	1,839,204
5.85%, 09/15/54	1,865	1,976,012
6.75%, 12/30/31	1,265	1,414,379

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Mississippi Power Co.
3.95%, 03/30/28	$2,595	$2,522,257
Series 12-A, 4.25%, 03/15/42	2,256	1,915,266
Series B, 3.10%, 07/30/51	1,638	1,073,644
National Grid PLC
5.42%, 01/11/34	2,060	2,081,515
5.60%, 06/12/28	550	563,225
5.81%, 06/12/33	2,027	2,101,433
National Grid USA, 5.80%, 04/01/35	1,672	1,694,053
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,092	2,922,970
1.35%, 03/15/31	2,189	1,771,635
1.65%, 06/15/31	1,835	1,500,116
2.40%, 03/15/30	2,915	2,580,572
2.75%, 04/15/32	2,520	2,187,072
3.05%, 04/25/27	2,671	2,574,337
3.25%, 11/01/25	2,785	2,747,237
3.40%, 02/07/28(c)	3,350	3,225,941
3.70%, 03/15/29	1,690	1,621,211
3.90%, 11/01/28	1,643	1,594,511
4.02%, 11/01/32	1,859	1,749,248
4.12%, 09/16/27	1,350	1,336,023
4.15%, 12/15/32	2,045	1,939,723
4.30%, 03/15/49	3,159	2,639,662
4.40%, 11/01/48(c)	2,280	1,921,459
4.45%, 03/13/26	2,230	2,225,314
4.80%, 02/05/27	1,940	1,953,022
4.80%, 03/15/28	3,900	3,923,303
4.85%, 02/07/29	1,870	1,883,287
5.00%, 02/07/31	1,855	1,879,184
5.00%, 08/15/34	1,590	1,573,858
5.05%, 09/15/28	1,814	1,839,306
5.10%, 05/06/27	1,875	1,897,906
5.15%, 06/15/29	2,400	2,440,469
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(a)	1,950	1,928,640
5.60%, 11/13/26	1,735	1,768,335
5.80%, 01/15/33	3,070	3,227,241
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	1,940	2,017,834
Series C, 8.00%, 03/01/32	2,178	2,575,704
Nevada Power Co.
5.90%, 05/01/53	945	981,991
6.00%, 03/15/54	2,415	2,561,030
Series CC, 3.70%, 05/01/29	2,809	2,690,987
Series DD, 2.40%, 05/01/30	1,720	1,518,915
Series EE, 3.13%, 08/01/50(c)	1,685	1,114,546
Series N, 6.65%, 04/01/36	1,885	2,061,677
Series R, 6.75%, 07/01/37	1,855	2,079,778
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	6,015	5,657,890
1.90%, 06/15/28	5,350	4,841,653
2.25%, 06/01/30	7,077	6,170,076
2.44%, 01/15/32	4,828	4,066,722
2.75%, 11/01/29	5,235	4,767,112
3.00%, 01/15/52	2,355	1,525,321
3.50%, 04/01/29	2,962	2,805,196
3.55%, 05/01/27	8,427	8,212,278
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	1,140	1,083,974
4.63%, 07/15/27	7,710	7,710,320
Security	Par (000)	Value
Electric (continued)
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(a)	$2,443	$2,338,000
4.90%, 02/28/28	6,155	6,181,183
4.90%, 03/15/29	3,985	4,000,754
4.95%, 01/29/26	3,830	3,842,641
5.00%, 02/28/30	3,715	3,743,234
5.00%, 07/15/32	4,847	4,836,760
5.05%, 02/28/33	4,750	4,721,563
5.25%, 03/15/34	4,820	4,844,341
5.25%, 02/28/53	4,920	4,676,010
5.55%, 03/15/54	3,650	3,625,179
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(a)	896	886,285
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	770	790,171
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	720	756,036
Northern States Power Co./MN
2.25%, 04/01/31	2,310	1,987,142
2.60%, 06/01/51	2,375	1,472,752
2.90%, 03/01/50	2,984	1,992,460
3.20%, 04/01/52	1,750	1,223,009
3.40%, 08/15/42	1,618	1,265,572
3.60%, 05/15/46	1,321	1,018,398
3.60%, 09/15/47	2,253	1,715,920
4.00%, 08/15/45	1,567	1,281,876
4.13%, 05/15/44	1,590	1,337,350
4.50%, 06/01/52	1,900	1,669,268
5.10%, 05/15/53	2,740	2,641,701
5.35%, 11/01/39	840	841,765
5.40%, 03/15/54	2,385	2,401,446
6.20%, 07/01/37	1,543	1,672,300
6.25%, 06/01/36	1,180	1,302,076
Northern States Power Co./WI, 5.65%, 06/15/54	1,275	1,323,393
NorthWestern Corp., 4.18%, 11/15/44	475	389,721
NSTAR Electric Co.
1.95%, 08/15/31	936	784,752
3.10%, 06/01/51	1,875	1,265,011
3.20%, 05/15/27	2,661	2,573,553
3.25%, 05/15/29	2,772	2,614,029
3.95%, 04/01/30	2,627	2,530,870
4.40%, 03/01/44	1,335	1,163,495
4.55%, 06/01/52	2,285	2,000,002
4.95%, 09/15/52	140	130,729
5.40%, 06/01/34	2,380	2,431,630
5.50%, 03/15/40	475	475,142
OGE Energy Corp., 5.45%, 05/15/29	1,990	2,031,134
Oglethorpe Power Corp.
3.75%, 08/01/50	2,350	1,741,481
4.50%, 04/01/47	2,485	2,088,143
5.05%, 10/01/48	2,565	2,326,965
5.25%, 09/01/50	1,337	1,239,501
5.38%, 11/01/40	2,260	2,171,174
5.80%, 06/01/54(b)	1,260	1,276,240
5.95%, 11/01/39	1,621	1,679,739
6.20%, 12/01/53	2,005	2,132,351
Ohio Edison Co., 6.88%, 07/15/36	1,370	1,541,049
Ohio Power Co.
4.00%, 06/01/49	2,087	1,626,955
4.15%, 04/01/48	2,142	1,705,603
5.00%, 06/01/33	995	981,558
5.65%, 06/01/34	975	996,884

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series P, 2.60%, 04/01/30	$2,178	$1,935,434
Series Q, 1.63%, 01/15/31	2,511	2,065,134
Series R, 2.90%, 10/01/51	1,810	1,136,394
Oklahoma Gas & Electric Co.
3.25%, 04/01/30(c)	2,411	2,220,913
3.30%, 03/15/30	1,966	1,816,863
3.80%, 08/15/28	1,477	1,428,700
3.85%, 08/15/47	1,739	1,346,928
4.15%, 04/01/47	3,030	2,456,357
5.40%, 01/15/33	2,025	2,070,931
5.60%, 04/01/53	3,430	3,458,111
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	2,710	1,675,638
2.75%, 05/15/30	3,007	2,713,935
3.10%, 09/15/49	3,210	2,202,457
3.70%, 11/15/28	4,258	4,123,042
3.70%, 05/15/50	2,391	1,815,971
3.75%, 04/01/45	2,841	2,246,947
3.80%, 09/30/47	2,117	1,650,484
3.80%, 06/01/49	2,678	2,082,627
4.10%, 11/15/48	2,440	2,007,533
4.15%, 06/01/32	2,010	1,906,354
4.30%, 05/15/28	630	624,651
4.55%, 09/15/32	2,750	2,681,838
4.55%, 12/01/41	1,631	1,467,669
4.60%, 06/01/52	1,440	1,252,616
4.95%, 09/15/52	3,580	3,327,668
5.25%, 09/30/40	1,437	1,416,202
5.30%, 06/01/42	1,868	1,835,357
5.35%, 10/01/52	1,040	1,021,116
5.55%, 06/15/54(b)	3,375	3,416,235
5.65%, 11/15/33	3,040	3,183,071
5.75%, 03/15/29	1,639	1,699,146
7.00%, 05/01/32	1,339	1,510,059
7.25%, 01/15/33	2,187	2,508,316
7.50%, 09/01/38	644	782,620
Pacific Gas and Electric Co.
2.10%, 08/01/27	5,175	4,808,681
2.50%, 02/01/31	9,018	7,734,600
2.95%, 03/01/26	3,237	3,149,249
3.00%, 06/15/28	3,785	3,544,013
3.15%, 01/01/26	5,299	5,182,959
3.25%, 06/01/31	3,685	3,286,921
3.30%, 03/15/27	2,027	1,950,693
3.30%, 12/01/27	5,197	4,951,241
3.30%, 08/01/40	4,207	3,149,384
3.50%, 08/01/50	8,610	5,994,260
3.75%, 07/01/28	4,364	4,188,352
3.75%, 08/15/42	1,803	1,369,538
3.95%, 12/01/47	3,883	2,911,388
4.00%, 12/01/46	2,929	2,216,490
4.20%, 03/01/29	2,435	2,354,106
4.20%, 06/01/41	1,817	1,478,267
4.25%, 03/15/46	2,497	1,985,679
4.30%, 03/15/45	2,679	2,158,934
4.40%, 03/01/32	2,605	2,469,429
4.45%, 04/15/42	1,516	1,272,527
4.50%, 07/01/40	8,218	7,124,967
4.55%, 07/01/30	12,404	12,043,074
4.60%, 06/15/43	1,377	1,168,439
4.65%, 08/01/28	1,918	1,895,975
Security	Par (000)	Value
Electric (continued)
4.75%, 02/15/44(c)	$2,900	$2,494,012
4.95%, 07/01/50	13,202	11,586,731
5.25%, 03/01/52	1,920	1,745,900
5.45%, 06/15/27	2,569	2,602,032
5.55%, 05/15/29	3,475	3,538,819
5.80%, 05/15/34	3,785	3,887,742
5.90%, 06/15/32	3,250	3,363,038
5.90%, 10/01/54	1,195	1,196,356
6.10%, 01/15/29	2,140	2,221,732
6.15%, 01/15/33	3,745	3,918,454
6.40%, 06/15/33	3,805	4,053,778
6.70%, 04/01/53	2,575	2,820,828
6.75%, 01/15/53	6,755	7,392,225
6.95%, 03/15/34	3,990	4,425,556
PacifiCorp
2.70%, 09/15/30	2,345	2,074,246
2.90%, 06/15/52	4,790	2,940,269
3.30%, 03/15/51	2,989	2,000,507
3.50%, 06/15/29	1,995	1,887,425
4.10%, 02/01/42	1,678	1,365,324
4.13%, 01/15/49	3,015	2,375,270
4.15%, 02/15/50	2,987	2,347,345
5.10%, 02/15/29	2,565	2,594,306
5.25%, 06/15/35	974	963,880
5.30%, 02/15/31	2,670	2,706,651
5.35%, 12/01/53	4,500	4,225,782
5.45%, 02/15/34	3,360	3,381,247
5.50%, 05/15/54	3,540	3,390,455
5.75%, 04/01/37	1,562	1,590,270
5.80%, 01/15/55	5,230	5,228,932
6.00%, 01/15/39	2,738	2,827,153
6.10%, 08/01/36	1,565	1,635,664
6.25%, 10/15/37	2,801	2,977,604
6.35%, 07/15/38	1,300	1,380,365
7.70%, 11/15/31	1,145	1,314,509
PECO Energy Co.
2.80%, 06/15/50	380	245,018
2.85%, 09/15/51	2,230	1,441,617
3.00%, 09/15/49	2,025	1,371,556
3.05%, 03/15/51	1,270	854,585
3.70%, 09/15/47	1,751	1,344,484
3.90%, 03/01/48	2,697	2,158,215
4.15%, 10/01/44	1,385	1,169,812
4.38%, 08/15/52	1,850	1,592,264
4.60%, 05/15/52	1,940	1,723,711
4.90%, 06/15/33	2,557	2,547,454
5.25%, 09/15/54	660	647,121
5.95%, 10/01/36	1,095	1,163,390
PG&E Recovery Funding LLC
5.05%, 07/15/34	86	86,834
Series A-1, 4.84%, 06/01/35	3,700	3,706,983
Series A-2, 5.23%, 06/01/42	4,000	4,051,750
Series A-3, 5.53%, 06/01/51	3,980	4,034,230
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	950	928,573
Series A-2, 4.26%, 06/01/38	8,350	7,911,667
Series A-4, 4.45%, 12/01/49	20,000	17,840,636
Series A-4, 5.21%, 12/01/49	2,540	2,498,844
Potomac Electric Power Co.
4.15%, 03/15/43	2,929	2,496,927
5.20%, 03/15/34	1,720	1,739,592

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.50%, 03/15/54	$1,490	$1,505,412
6.50%, 11/15/37	290	325,158
PPL Capital Funding Inc.
3.10%, 05/15/26	4,239	4,128,597
4.13%, 04/15/30	2,020	1,937,575
5.25%, 09/01/34	845	838,836
PPL Electric Utilities Corp.
3.00%, 10/01/49	1,912	1,299,511
3.95%, 06/01/47	1,593	1,289,838
4.13%, 06/15/44	1,078	915,079
4.15%, 10/01/45	1,945	1,641,200
4.15%, 06/15/48	2,070	1,731,236
4.75%, 07/15/43	1,195	1,098,474
4.85%, 02/15/34	2,305	2,281,252
5.00%, 05/15/33	3,430	3,436,579
5.25%, 05/15/53	3,930	3,862,480
6.25%, 05/15/39	1,095	1,188,514
Progress Energy Inc.
6.00%, 12/01/39	3,072	3,179,315
7.00%, 10/30/31	2,115	2,352,176
7.75%, 03/01/31	3,229	3,690,074
Public Service Co. of Colorado
1.88%, 06/15/31	980	816,632
3.60%, 09/15/42	1,933	1,514,026
3.70%, 06/15/28	2,055	1,988,611
3.80%, 06/15/47	1,909	1,460,265
4.05%, 09/15/49	2,021	1,593,790
4.10%, 06/01/32	1,235	1,169,963
4.10%, 06/15/48	1,750	1,415,499
4.30%, 03/15/44	1,566	1,318,437
4.50%, 06/01/52	2,025	1,737,767
5.25%, 04/01/53	4,035	3,861,637
5.35%, 05/15/34	1,800	1,827,563
5.75%, 05/15/54	1,740	1,803,348
6.50%, 08/01/38	420	464,673
Series 17, 6.25%, 09/01/37	1,744	1,879,171
Series 34, 3.20%, 03/01/50	1,789	1,230,288
Series 35, 1.90%, 01/15/31	2,209	1,865,773
Series 36, 2.70%, 01/15/51	1,900	1,174,516
Public Service Co. of New Hampshire
3.60%, 07/01/49(c)	1,785	1,340,645
5.15%, 01/15/53	1,885	1,812,791
5.35%, 10/01/33	2,785	2,867,347
Series V, 2.20%, 06/15/31	280	237,637
Public Service Co. of Oklahoma
5.25%, 01/15/33	2,810	2,807,835
Series J, 2.20%, 08/15/31	1,415	1,177,344
Series K, 3.15%, 08/15/51	620	408,623
Public Service Electric & Gas Co.
0.95%, 03/15/26	2,035	1,935,074
1.90%, 08/15/31	2,425	2,014,595
2.05%, 08/01/50(c)	2,680	1,497,793
2.25%, 09/15/26	1,489	1,430,754
2.45%, 01/15/30	3,019	2,699,824
2.70%, 05/01/50	1,345	859,389
3.00%, 05/15/27	2,634	2,538,697
3.00%, 03/01/51	230	154,732
3.10%, 03/15/32	1,114	995,300
3.15%, 01/01/50	1,745	1,224,150
3.20%, 05/15/29	1,619	1,525,047
3.20%, 08/01/49	2,525	1,785,896
Security	Par (000)	Value
Electric (continued)
3.60%, 12/01/47	$2,104	$1,601,538
3.65%, 09/01/28(c)	2,423	2,343,263
3.65%, 09/01/42	1,685	1,340,871
3.70%, 05/01/28	2,254	2,185,777
3.80%, 01/01/43	1,034	843,082
3.80%, 03/01/46	2,653	2,107,829
3.85%, 05/01/49	2,292	1,817,777
3.95%, 05/01/42	1,000	833,825
4.05%, 05/01/48	1,971	1,619,600
4.65%, 03/15/33	1,415	1,389,385
4.85%, 08/01/34	1,675	1,656,739
4.90%, 12/15/32	2,258	2,270,190
5.13%, 03/15/53	955	930,412
5.20%, 08/01/33	900	917,897
5.20%, 03/01/34	1,990	2,019,553
5.30%, 08/01/54	1,665	1,663,367
5.45%, 08/01/53	660	668,879
5.45%, 03/01/54	2,030	2,055,229
5.50%, 03/01/40	387	392,663
5.80%, 05/01/37	433	455,303
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,403	2,000,885
2.45%, 11/15/31	1,640	1,396,515
5.20%, 04/01/29	3,205	3,251,282
5.45%, 04/01/34	2,145	2,170,133
5.85%, 11/15/27	1,950	2,009,651
5.88%, 10/15/28	3,585	3,719,354
6.13%, 10/15/33	2,255	2,387,802
Puget Energy Inc.
2.38%, 06/15/28	3,835	3,483,466
4.10%, 06/15/30	1,684	1,577,005
4.22%, 03/15/32	2,294	2,102,509
Puget Sound Energy Inc.
2.89%, 09/15/51	995	632,480
3.25%, 09/15/49	3,063	2,116,108
4.22%, 06/15/48	3,965	3,302,191
4.30%, 05/20/45	2,002	1,671,916
5.33%, 06/15/34	1,545	1,567,702
5.45%, 06/01/53	320	316,469
5.64%, 04/15/41	540	541,576
5.69%, 06/15/54	1,365	1,398,633
5.76%, 10/01/39	1,320	1,364,032
5.80%, 03/15/40	1,570	1,611,114
6.27%, 03/15/37	1,055	1,132,660
San Diego Gas & Electric Co.
2.50%, 05/15/26	3,645	3,538,868
3.70%, 03/15/52	600	450,296
4.15%, 05/15/48	2,200	1,803,063
4.50%, 08/15/40	1,533	1,400,407
4.95%, 08/15/28	2,977	3,007,069
5.35%, 04/01/53	3,695	3,607,970
5.55%, 04/15/54	2,795	2,812,534
6.00%, 06/01/39	960	1,021,922
Series RRR, 3.75%, 06/01/47	2,115	1,626,505
Series TTT, 4.10%, 06/15/49	2,164	1,747,092
Series UUU, 3.32%, 04/15/50	2,301	1,609,565
Series VVV, 1.70%, 10/01/30	4,099	3,451,236
Series WWW, 2.95%, 08/15/51	3,620	2,410,902
Series XXX, 3.00%, 03/15/32	2,205	1,955,265
Sempra
3.25%, 06/15/27	3,709	3,563,293

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.40%, 02/01/28	$5,367	$5,132,518
3.70%, 04/01/29	2,878	2,734,181
3.80%, 02/01/38	4,017	3,368,529
4.00%, 02/01/48	3,112	2,433,945
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	4,470	4,239,889
5.40%, 08/01/26	2,195	2,217,502
5.50%, 08/01/33	2,495	2,544,505
6.00%, 10/15/39	3,325	3,399,322
6.40%, 10/01/54, (5-year CMT + 2.632%)(a)	50	49,816
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)	1,650	1,678,778
Sierra Pacific Power Co.
2.60%, 05/01/26	3,434	3,336,392
5.90%, 03/15/54	2,040	2,119,228
Southern California Edison Co.
2.25%, 06/01/30	2,482	2,173,073
2.75%, 02/01/32	3,265	2,827,633
2.85%, 08/01/29	3,058	2,811,967
3.45%, 02/01/52	2,640	1,872,039
3.65%, 02/01/50	6,079	4,534,062
4.00%, 04/01/47	7,099	5,662,077
4.05%, 03/15/42	2,442	2,012,085
4.40%, 09/06/26	1,750	1,744,130
4.50%, 09/01/40	1,890	1,690,853
4.65%, 10/01/43	3,658	3,283,589
4.88%, 02/01/27	2,660	2,680,224
4.90%, 06/01/26	1,615	1,623,111
5.15%, 06/01/29	2,260	2,294,579
5.20%, 06/01/34	3,310	3,321,069
5.30%, 03/01/28	1,125	1,144,984
5.35%, 03/01/26	2,660	2,684,072
5.45%, 06/01/31	1,785	1,828,528
5.50%, 03/15/40	2,838	2,845,713
5.63%, 02/01/36	1,419	1,448,347
5.65%, 10/01/28	1,020	1,051,811
5.70%, 03/01/53	655	660,893
5.75%, 04/15/54	2,005	2,044,517
5.85%, 11/01/27	2,850	2,945,454
5.88%, 12/01/53	2,440	2,525,609
5.95%, 11/01/32	2,159	2,284,940
6.00%, 01/15/34	2,509	2,672,876
6.05%, 03/15/39	2,100	2,218,905
6.65%, 04/01/29	1,755	1,874,569
Series 04-G, 5.75%, 04/01/35	1,289	1,332,108
Series 05-E, 5.35%, 07/15/35	1,511	1,522,531
Series 06-E, 5.55%, 01/15/37	1,730	1,761,152
Series 08-A, 5.95%, 02/01/38	2,357	2,470,196
Series 13-A, 3.90%, 03/15/43	2,514	2,015,826
Series 2020-C, 1.20%, 02/01/26	2,365	2,266,685
Series 20A, 2.95%, 02/01/51	1,300	846,882
Series A, 4.20%, 03/01/29	2,798	2,734,470
Series B, 3.65%, 03/01/28	2,192	2,116,020
Series B, 4.88%, 03/01/49	2,936	2,680,294
Series C, 3.60%, 02/01/45	1,920	1,447,843
Series C, 4.13%, 03/01/48	6,692	5,430,132
Series D, 4.70%, 06/01/27	3,067	3,071,469
Series E, 5.45%, 06/01/52	2,049	2,009,481
Series G, 2.50%, 06/01/31	3,047	2,648,636
Series H, 3.65%, 06/01/51	2,087	1,526,457
Southern Co. (The)
3.25%, 07/01/26	7,720	7,549,317
4.25%, 07/01/36	1,795	1,641,261
Security	Par (000)	Value
Electric (continued)
4.40%, 07/01/46	$8,481	$7,198,238
4.85%, 06/15/28	2,840	2,862,186
4.85%, 03/15/35	2,130	2,070,754
5.11%, 08/01/27	2,610	2,627,529
5.20%, 06/15/33	3,805	3,819,740
5.50%, 03/15/29	4,170	4,287,228
5.70%, 10/15/32	1,945	2,030,113
5.70%, 03/15/34	3,720	3,868,101
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(a)	4,430	4,262,541
Series 21-B, 1.75%, 03/15/28	1,590	1,442,340
Series A, 3.70%, 04/30/30	4,950	4,668,519
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(a)	2,395	2,343,405
Southern Power Co.
0.90%, 01/15/26	2,463	2,350,502
4.15%, 12/01/25	5,091	5,048,450
5.15%, 09/15/41	2,548	2,435,218
5.25%, 07/15/43	1,550	1,480,699
Series F, 4.95%, 12/15/46	1,965	1,758,546
Southwestern Electric Power Co.
3.25%, 11/01/51	3,425	2,268,779
5.30%, 04/01/33	1,120	1,120,697
6.20%, 03/15/40	1,739	1,833,082
Series J, 3.90%, 04/01/45	1,060	815,009
Series K, 2.75%, 10/01/26	2,330	2,244,128
Series L, 3.85%, 02/01/48	2,343	1,751,946
Series M, 4.10%, 09/15/28	2,535	2,470,102
Series N, 1.65%, 03/15/26(c)	3,065	2,940,327
Southwestern Public Service Co.
3.40%, 08/15/46	1,388	989,898
3.70%, 08/15/47	2,020	1,502,201
3.75%, 06/15/49	1,438	1,081,041
4.50%, 08/15/41	2,081	1,837,429
6.00%, 06/01/54	2,510	2,620,992
Series 6, 4.40%, 11/15/48	948	785,934
Series 8, 3.15%, 05/01/50	2,243	1,495,551
System Energy Resources Inc., 6.00%, 04/15/28	1,505	1,551,973
Tampa Electric Co.
2.40%, 03/15/31	2,074	1,779,018
3.45%, 03/15/51	1,205	849,612
3.63%, 06/15/50	1,891	1,385,499
4.10%, 06/15/42	2,153	1,806,989
4.30%, 06/15/48	1,754	1,444,077
4.35%, 05/15/44	1,295	1,099,962
4.45%, 06/15/49	2,319	1,950,524
4.90%, 03/01/29	1,860	1,859,171
5.00%, 07/15/52	1,275	1,165,712
Toledo Edison Co. (The), 6.15%, 05/15/37	1,019	1,093,964
Tucson Electric Power Co.
1.50%, 08/01/30	4,236	3,520,108
3.25%, 05/15/32	1,198	1,062,474
3.25%, 05/01/51	2,560	1,733,863
4.00%, 06/15/50	1,492	1,172,766
4.85%, 12/01/48	1,262	1,135,567
5.20%, 09/15/34	1,650	1,642,107
5.50%, 04/15/53	2,225	2,186,452
Union Electric Co.
2.15%, 03/15/32	2,765	2,300,973
2.63%, 03/15/51	2,076	1,285,419

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.95%, 06/15/27	$3,133	$3,004,127
2.95%, 03/15/30	2,554	2,331,615
3.25%, 10/01/49	1,886	1,321,982
3.50%, 03/15/29	3,201	3,054,285
3.65%, 04/15/45	2,200	1,706,218
3.90%, 09/15/42	1,830	1,505,612
3.90%, 04/01/52	1,330	1,049,518
4.00%, 04/01/48	2,400	1,934,566
5.13%, 03/15/55	1,320	1,261,425
5.20%, 04/01/34	2,535	2,562,113
5.25%, 01/15/54	1,770	1,717,601
5.30%, 08/01/37	425	430,486
5.45%, 03/15/53	2,205	2,196,163
8.45%, 03/15/39	663	860,831
Virginia Electric & Power Co.
2.30%, 11/15/31	2,509	2,122,471
2.40%, 03/30/32	1,475	1,250,118
2.45%, 12/15/50	4,252	2,499,474
2.95%, 11/15/51	4,195	2,717,932
3.30%, 12/01/49	2,515	1,776,949
4.00%, 01/15/43	2,670	2,197,564
4.45%, 02/15/44	2,330	2,044,789
4.60%, 12/01/48	2,625	2,287,752
5.00%, 04/01/33	3,650	3,621,768
5.00%, 01/15/34	2,685	2,661,196
5.05%, 08/15/34	2,290	2,274,164
5.30%, 08/15/33	2,135	2,162,601
5.35%, 01/15/54	2,195	2,144,502
5.45%, 04/01/53	3,416	3,386,239
5.55%, 08/15/54	895	901,274
5.70%, 08/15/53	2,430	2,488,307
6.35%, 11/30/37	1,967	2,124,659
8.88%, 11/15/38	2,753	3,637,879
Series A, 2.88%, 07/15/29	2,752	2,539,761
Series A, 3.15%, 01/15/26	4,267	4,195,177
Series A, 3.50%, 03/15/27	4,452	4,344,187
Series A, 3.80%, 04/01/28	3,835	3,736,073
Series A, 6.00%, 05/15/37	2,222	2,336,143
Series B, 2.95%, 11/15/26	2,350	2,280,499
Series B, 3.75%, 05/15/27	1,769	1,734,158
Series B, 3.80%, 09/15/47	2,462	1,897,233
Series B, 4.20%, 05/15/45	1,682	1,388,260
Series B, 6.00%, 01/15/36	1,684	1,778,705
Series C, 4.00%, 11/15/46	2,405	1,921,890
Series C, 4.63%, 05/15/52	2,820	2,464,032
Series D, 4.65%, 08/15/43	2,785	2,504,164
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,052,450
WEC Energy Group Inc.
1.38%, 10/15/27	3,089	2,813,969
1.80%, 10/15/30	2,512	2,119,102
2.20%, 12/15/28	1,077	974,809
4.75%, 01/09/26	5,235	5,239,308
4.75%, 01/15/28(c)	2,480	2,488,326
5.15%, 10/01/27	2,970	3,012,714
5.60%, 09/12/26	1,635	1,660,193
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,075	1,881,332
4.30%, 10/15/48	1,695	1,447,674
4.60%, 10/01/34	1,530	1,481,344
4.75%, 09/30/32	1,850	1,850,934
Security	Par (000)	Value
Electric (continued)
5.00%, 05/15/29	$1,210	$1,228,775
5.05%, 10/01/54	320	304,859
5.63%, 05/15/33	660	693,156
5.70%, 12/01/36	670	708,386
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,330	1,915,739
3.00%, 07/01/29	2,163	2,008,625
3.05%, 10/15/27	1,470	1,409,625
3.65%, 04/01/50	2,105	1,565,967
3.95%, 09/01/32	2,415	2,263,429
4.95%, 04/01/33	1,870	1,858,346
5.38%, 03/30/34	1,470	1,490,004
6.38%, 08/15/37	390	426,030
Wisconsin Public Service Corp.
2.85%, 12/01/51	2,265	1,459,069
3.30%, 09/01/49	2,195	1,558,465
3.67%, 12/01/42	1,960	1,544,071
4.75%, 11/01/44	2,403	2,200,978
5.35%, 11/10/25	1,740	1,753,485
Xcel Energy Inc.
1.75%, 03/15/27	2,925	2,731,324
2.35%, 11/15/31	1,550	1,289,179
2.60%, 12/01/29(c)	3,111	2,783,266
3.35%, 12/01/26	3,217	3,124,931
3.40%, 06/01/30	2,845	2,621,809
3.50%, 12/01/49	2,245	1,581,685
4.00%, 06/15/28	3,519	3,416,297
4.60%, 06/01/32	3,165	3,035,631
5.45%, 08/15/33	3,645	3,673,731
5.50%, 03/15/34	3,675	3,706,519
6.50%, 07/01/36	1,169	1,270,302
		2,577,695,359
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	2,071	1,770,785
Emerson Electric Co.
0.88%, 10/15/26	2,594	2,430,176
1.80%, 10/15/27	3,426	3,173,598
1.95%, 10/15/30	2,386	2,053,932
2.00%, 12/21/28	4,592	4,151,881
2.20%, 12/21/31	3,366	2,856,961
2.75%, 10/15/50	3,768	2,454,805
2.80%, 12/21/51	3,425	2,212,401
5.25%, 11/15/39	1,975	1,990,034
		23,094,573
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	3,206	3,001,586
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	2,167	2,090,900
5.41%, 07/01/32	1,940	1,965,920
5.60%, 05/29/34	1,710	1,741,473
Amphenol Corp.
2.20%, 09/15/31	2,975	2,503,631
2.80%, 02/15/30	5,507	4,984,944
4.35%, 06/01/29	2,781	2,738,316
4.75%, 03/30/26	530	530,850
5.00%, 01/15/35	2,000	1,987,199
5.05%, 04/05/27	2,035	2,056,191
5.05%, 04/05/29	2,005	2,025,501
5.25%, 04/05/34	1,425	1,443,354
5.38%, 11/15/54	410	406,417

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Arrow Electronics Inc.
2.95%, 02/15/32	$3,323	$2,847,987
3.88%, 01/12/28	2,460	2,374,027
5.15%, 08/21/29	1,865	1,855,497
5.88%, 04/10/34	1,975	2,000,263
Avnet Inc.
3.00%, 05/15/31	2,026	1,739,229
4.63%, 04/15/26	3,641	3,615,740
5.50%, 06/01/32	1,770	1,756,883
6.25%, 03/15/28	2,140	2,208,724
Flex Ltd.
3.75%, 02/01/26	4,205	4,137,195
4.88%, 06/15/29	3,366	3,318,397
4.88%, 05/12/30	3,039	2,972,951
5.25%, 01/15/32	2,300	2,273,774
6.00%, 01/15/28	2,200	2,253,414
Fortive Corp.
3.15%, 06/15/26	5,461	5,318,106
4.30%, 06/15/46	1,940	1,614,792
Honeywell International Inc.
1.10%, 03/01/27	4,624	4,292,396
1.75%, 09/01/31	6,715	5,569,688
1.95%, 06/01/30	4,251	3,698,793
2.50%, 11/01/26	7,662	7,392,524
2.70%, 08/15/29	4,775	4,404,406
2.80%, 06/01/50	5,585	3,740,927
3.81%, 11/21/47	4,475	3,587,051
4.25%, 01/15/29	3,925	3,899,190
4.50%, 01/15/34	3,715	3,612,672
4.65%, 07/30/27	3,075	3,092,346
4.70%, 02/01/30	3,265	3,275,773
4.75%, 02/01/32	3,025	3,023,754
4.88%, 09/01/29(c)	3,320	3,359,705
4.95%, 02/15/28(c)	3,750	3,819,938
4.95%, 09/01/31	2,625	2,667,887
5.00%, 02/15/33	5,285	5,355,767
5.00%, 03/01/35	5,900	5,926,818
5.25%, 03/01/54	3,705	3,681,937
5.35%, 03/01/64	2,755	2,743,872
5.38%, 03/01/41	1,585	1,609,699
5.70%, 03/15/36	2,409	2,566,837
5.70%, 03/15/37(c)	2,285	2,417,242
Hubbell Inc.
2.30%, 03/15/31	885	756,873
3.15%, 08/15/27	3,642	3,492,447
3.35%, 03/01/26	3,820	3,744,901
3.50%, 02/15/28	3,494	3,359,733
Jabil Inc.
1.70%, 04/15/26	3,230	3,079,854
3.00%, 01/15/31	3,171	2,793,727
3.60%, 01/15/30	2,931	2,708,194
3.95%, 01/12/28	3,110	3,013,620
4.25%, 05/15/27	1,655	1,628,949
5.45%, 02/01/29	975	987,027
Keysight Technologies Inc.
3.00%, 10/30/29	4,324	3,949,465
4.60%, 04/06/27	5,273	5,271,281
4.95%, 10/15/34	435	422,419
TD SYNNEX Corp.
1.75%, 08/09/26	4,006	3,791,369
2.38%, 08/09/28	2,510	2,282,695
Security	Par (000)	Value
Electronics (continued)
2.65%, 08/09/31	$2,976	$2,501,327
6.10%, 04/12/34	1,200	1,240,932
Trimble Inc.
4.90%, 06/15/28	3,369	3,368,652
6.10%, 03/15/33	995	1,047,260
Tyco Electronics Group SA
2.50%, 02/04/32	1,605	1,383,403
3.13%, 08/15/27	4,120	3,971,055
3.70%, 02/15/26	3,029	2,987,992
4.50%, 02/13/26	2,985	2,981,005
4.63%, 02/01/30	1,505	1,494,551
7.13%, 10/01/37	1,336	1,552,344
Vontier Corp.
1.80%, 04/01/26	4,022	3,839,069
2.40%, 04/01/28	3,756	3,404,994
2.95%, 04/01/31	3,184	2,733,911
		225,291,532
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	4,005	4,103,048
6.35%, 08/18/28	4,342	4,526,086
MasTec Inc., 5.90%, 06/15/29	1,000	1,022,658
Ste Transcore Holdings Inc., 4.13%, 05/23/26(f)	600	594,618
		10,246,410
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	16,865	16,237,786
4.05%, 03/15/29	6,405	5,984,014
4.28%, 03/15/32	21,091	18,501,128
5.05%, 03/15/42	12,218	9,761,981
5.14%, 03/15/52	25,375	19,109,820
5.39%, 03/15/62	11,230	8,405,359
6.41%, 03/15/26	2,523	2,523,220
		80,523,308
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	1,933	1,591,616
Republic Services Inc.
0.88%, 11/15/25	3,245	3,118,634
1.45%, 02/15/31	3,493	2,857,145
1.75%, 02/15/32	2,315	1,875,026
2.30%, 03/01/30	3,575	3,163,730
2.38%, 03/15/33	3,290	2,700,306
2.90%, 07/01/26	2,274	2,215,014
3.05%, 03/01/50	3,305	2,257,929
3.38%, 11/15/27	3,270	3,160,110
3.95%, 05/15/28	4,081	3,987,750
4.88%, 04/01/29	3,045	3,061,155
5.00%, 11/15/29	1,610	1,625,474
5.00%, 12/15/33	2,745	2,741,475
5.00%, 04/01/34	3,245	3,229,022
5.20%, 11/15/34	1,665	1,684,573
5.70%, 05/15/41	1,476	1,503,471
6.20%, 03/01/40	925	1,000,485
Veralto Corp.
5.35%, 09/18/28	3,530	3,594,246
5.45%, 09/18/33	1,750	1,775,747
5.50%, 09/18/26	3,545	3,592,537

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Waste Connections Inc.
2.20%, 01/15/32	$3,123	$2,604,023
2.60%, 02/01/30	3,552	3,199,866
2.95%, 01/15/52	3,795	2,473,825
3.05%, 04/01/50	2,951	1,986,345
3.20%, 06/01/32	2,210	1,961,610
3.50%, 05/01/29	3,681	3,504,438
4.20%, 01/15/33	3,025	2,847,157
4.25%, 12/01/28	3,017	2,967,537
5.00%, 03/01/34	3,010	2,984,874
Waste Management Inc.
0.75%, 11/15/25	2,971	2,855,126
1.15%, 03/15/28	2,530	2,262,290
1.50%, 03/15/31	1,778	1,467,156
2.00%, 06/01/29	3,075	2,751,133
2.50%, 11/15/50	1,497	912,605
2.95%, 06/01/41	3,425	2,548,826
3.15%, 11/15/27	4,273	4,108,744
4.10%, 03/01/45	470	396,819
4.15%, 04/15/32	2,340	2,246,345
4.15%, 07/15/49	4,372	3,679,229
4.50%, 03/15/28	4,150	4,142,945
4.63%, 02/15/30	3,410	3,397,385
4.63%, 02/15/33	5,245	5,167,303
4.65%, 03/15/30	4,150	4,136,457
4.80%, 03/15/32	4,150	4,125,365
4.88%, 02/15/29	3,410	3,447,141
4.88%, 02/15/34(c)	4,290	4,275,499
4.95%, 07/03/27	2,220	2,243,197
4.95%, 07/03/31	2,100	2,119,266
4.95%, 03/15/35	6,225	6,193,434
5.35%, 10/15/54	5,230	5,231,880
		142,973,265
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,226	4,550,041
Campbell Soup Co.
2.38%, 04/24/30	3,488	3,055,926
3.13%, 04/24/50	2,910	1,961,447
4.15%, 03/15/28	4,912	4,819,748
4.75%, 03/23/35	2,095	2,012,424
4.80%, 03/15/48	3,215	2,881,731
5.20%, 03/19/27	2,175	2,206,226
5.20%, 03/21/29	2,185	2,214,372
5.25%, 10/13/54	875	831,713
5.30%, 03/20/26	1,870	1,883,988
5.40%, 03/21/34	2,420	2,445,729
Conagra Brands Inc.
1.38%, 11/01/27	4,093	3,704,132
4.60%, 11/01/25	4,551	4,538,300
4.85%, 11/01/28	4,800	4,782,436
5.30%, 10/01/26	2,895	2,924,173
5.30%, 11/01/38	5,121	4,920,129
5.40%, 11/01/48	4,573	4,329,272
7.00%, 10/01/28	2,779	2,972,951
8.25%, 09/15/30	2,352	2,728,873
Flowers Foods Inc.
2.40%, 03/15/31	2,350	2,003,696
3.50%, 10/01/26	2,077	2,026,938
General Mills Inc.
2.25%, 10/14/31	2,942	2,485,725
2.88%, 04/15/30	3,884	3,507,937
Security	Par (000)	Value
Food (continued)
3.00%, 02/01/51	$4,824	$3,185,611
3.20%, 02/10/27	4,532	4,388,095
4.15%, 02/15/43	1,320	1,111,408
4.20%, 04/17/28	7,603	7,472,410
4.70%, 01/30/27	2,840	2,842,148
4.70%, 04/17/48	960	858,326
4.95%, 03/29/33	4,516	4,483,635
5.24%, 11/18/25(c)	1,500	1,497,831
5.40%, 06/15/40	1,717	1,691,469
5.50%, 10/17/28	3,255	3,341,411
Hershey Co. (The)
1.70%, 06/01/30	2,472	2,120,621
2.30%, 08/15/26	4,407	4,248,596
2.45%, 11/15/29	2,278	2,061,358
2.65%, 06/01/50(c)	945	594,465
3.13%, 11/15/49	3,584	2,482,896
3.38%, 08/15/46	1,005	753,428
4.25%, 05/04/28	2,035	2,025,479
4.50%, 05/04/33	1,335	1,319,536
Hormel Foods Corp.
1.70%, 06/03/28	7,490	6,781,653
1.80%, 06/11/30	2,437	2,081,121
3.05%, 06/03/51	4,280	2,913,699
4.80%, 03/30/27	3,830	3,860,084
Ingredion Inc.
2.90%, 06/01/30	2,414	2,176,988
3.20%, 10/01/26	3,470	3,370,749
3.90%, 06/01/50	2,000	1,500,501
J.M. Smucker Co. (The)
2.13%, 03/15/32(c)	2,630	2,157,852
2.38%, 03/15/30	2,770	2,448,369
2.75%, 09/15/41	1,360	930,332
3.38%, 12/15/27	3,495	3,366,406
3.55%, 03/15/50	2,088	1,494,122
4.25%, 03/15/35	4,217	3,873,066
4.38%, 03/15/45	3,396	2,862,721
5.90%, 11/15/28	4,265	4,448,801
6.20%, 11/15/33(c)	4,475	4,772,728
6.50%, 11/15/43	2,320	2,508,863
6.50%, 11/15/53	2,170	2,385,240
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	585	554,668
3.00%, 02/02/29	615	563,421
3.00%, 05/15/32	3,451	2,901,595
3.63%, 01/15/32	1,555	1,372,498
3.75%, 12/01/31	1,405	1,254,737
4.38%, 02/02/52	3,450	2,638,161
5.13%, 02/01/28	5,138	5,125,492
5.50%, 01/15/30	4,225	4,212,652
5.75%, 04/01/33	6,094	6,143,518
6.50%, 12/01/52	7,074	7,259,953
6.75%, 03/15/34(b)	7,586	8,142,879
7.25%, 11/15/53(b)	4,155	4,657,256
Kellanova
2.10%, 06/01/30	2,360	2,056,633
3.25%, 04/01/26	4,526	4,434,799
3.40%, 11/15/27	3,187	3,074,088
4.30%, 05/15/28	3,479	3,439,498
4.50%, 04/01/46	3,519	3,067,240
5.25%, 03/01/33	1,175	1,189,781

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.75%, 05/16/54	$1,960	$2,028,590
Series B, 7.45%, 04/01/31	3,532	3,992,282
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,695	1,683,961
Kraft Heinz Foods Co.
3.00%, 06/01/26	9,645	9,389,228
3.75%, 04/01/30	3,745	3,563,067
3.88%, 05/15/27	7,055	6,917,660
4.25%, 03/01/31(c)	2,157	2,090,741
4.38%, 06/01/46	10,590	8,874,810
4.63%, 01/30/29	2,880	2,876,510
4.63%, 10/01/39	2,315	2,103,783
4.88%, 10/01/49	5,175	4,613,768
5.00%, 07/15/35	3,470	3,428,828
5.00%, 06/04/42	6,096	5,650,662
5.20%, 07/15/45	6,550	6,143,623
5.50%, 06/01/50	3,980	3,893,153
6.50%, 02/09/40	2,440	2,666,313
6.75%, 03/15/32	2,115	2,325,767
6.88%, 01/26/39	3,900	4,387,002
Kroger Co. (The)
1.70%, 01/15/31	2,705	2,241,061
2.20%, 05/01/30(c)	2,753	2,395,367
2.65%, 10/15/26	4,397	4,229,473
3.50%, 02/01/26	4,276	4,214,888
3.70%, 08/01/27	3,340	3,259,486
3.88%, 10/15/46	2,196	1,692,311
3.95%, 01/15/50	3,046	2,350,805
4.45%, 02/01/47	4,416	3,701,278
4.50%, 01/15/29	3,646	3,611,287
4.60%, 08/15/27	2,850	2,854,159
4.65%, 09/15/29	6,960	6,960,202
4.65%, 01/15/48	2,304	1,990,619
4.70%, 08/15/26	3,600	3,610,848
4.90%, 09/15/31	3,970	3,960,271
5.00%, 09/15/34	6,390	6,281,295
5.00%, 04/15/42	1,551	1,443,009
5.15%, 08/01/43	2,260	2,133,634
5.40%, 07/15/40	1,133	1,104,087
5.40%, 01/15/49	2,837	2,745,506
5.50%, 09/15/54	4,415	4,290,652
5.65%, 09/15/64	5,715	5,550,169
6.90%, 04/15/38	2,860	3,215,673
7.50%, 04/01/31	2,338	2,659,500
McCormick & Co. Inc./MD
0.90%, 02/15/26	3,615	3,441,496
1.85%, 02/15/31	2,763	2,309,066
2.50%, 04/15/30	3,285	2,910,431
3.40%, 08/15/27	5,160	4,994,485
4.20%, 08/15/47	2,330	1,952,579
4.70%, 10/15/34	1,600	1,537,626
4.95%, 04/15/33	2,320	2,304,524
Mondelez International Inc.
1.50%, 02/04/31(c)	3,216	2,652,233
1.88%, 10/15/32	2,179	1,766,666
2.63%, 03/17/27	3,310	3,165,209
2.63%, 09/04/50	6,115	3,736,239
2.75%, 04/13/30	4,113	3,713,954
3.00%, 03/17/32	835	737,500
4.13%, 05/07/28	905	890,055
4.75%, 02/20/29	2,770	2,777,308
Security	Par (000)	Value
Food (continued)
4.75%, 08/28/34(c)	$2,050	$1,987,850
Pilgrim's Pride Corp.
3.50%, 03/01/32	6,400	5,603,983
4.25%, 04/15/31	5,380	4,997,028
6.25%, 07/01/33	6,170	6,393,974
6.88%, 05/15/34	3,820	4,144,493
Sysco Corp.
2.40%, 02/15/30	3,284	2,899,609
2.45%, 12/14/31	2,550	2,166,216
3.15%, 12/14/51	4,085	2,731,033
3.25%, 07/15/27	5,156	4,968,096
3.30%, 07/15/26	4,580	4,474,556
3.30%, 02/15/50	2,639	1,851,565
4.45%, 03/15/48	2,573	2,156,294
4.50%, 04/01/46	1,275	1,080,488
4.85%, 10/01/45	2,345	2,102,014
5.38%, 09/21/35	1,624	1,638,325
5.75%, 01/17/29	2,940	3,043,742
5.95%, 04/01/30	3,583	3,753,313
6.00%, 01/17/34	2,326	2,471,342
6.60%, 04/01/40	1,325	1,446,588
6.60%, 04/01/50	5,457	6,119,367
Tyson Foods Inc.
3.55%, 06/02/27	7,719	7,491,007
4.00%, 03/01/26	4,845	4,792,025
4.35%, 03/01/29	5,754	5,609,158
4.55%, 06/02/47	3,671	3,073,613
4.88%, 08/15/34	3,726	3,591,828
5.10%, 09/28/48	6,455	5,864,562
5.15%, 08/15/44	2,581	2,378,260
5.40%, 03/15/29	2,490	2,531,780
5.70%, 03/15/34	3,420	3,488,948
		529,154,550
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	3,468	3,326,785
5.50%, 11/02/47	1,650	1,510,274
Georgia-Pacific LLC
7.75%, 11/15/29	3,243	3,683,334
8.88%, 05/15/31	2,265	2,776,696
International Paper Co.
4.35%, 08/15/48	3,206	2,665,365
4.40%, 08/15/47	3,263	2,745,620
4.80%, 06/15/44	3,620	3,253,206
5.00%, 09/15/35(c)	2,145	2,127,534
5.15%, 05/15/46	1,110	1,032,742
6.00%, 11/15/41	2,671	2,800,967
7.30%, 11/15/39	695	806,335
Suzano Austria GmbH
2.50%, 09/15/28	2,674	2,414,629
3.13%, 01/15/32	4,587	3,852,794
3.75%, 01/15/31	4,006	3,571,386
5.00%, 01/15/30	5,556	5,398,442
6.00%, 01/15/29	7,782	7,879,302
Suzano International Finance BV, 5.50%, 01/17/27	5,339	5,378,705
		55,224,116
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	2,780	2,303,860

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
2.63%, 09/15/29	$2,781	$2,543,729
2.85%, 02/15/52	1,308	833,131
3.00%, 06/15/27	3,335	3,206,779
3.38%, 09/15/49	3,182	2,310,607
4.13%, 10/15/44	3,151	2,647,272
4.13%, 03/15/49	3,594	2,944,221
4.15%, 01/15/43	2,924	2,495,026
4.30%, 10/01/48	2,068	1,763,205
5.00%, 12/15/54	345	322,070
5.45%, 10/15/32	375	389,807
5.50%, 06/15/41	2,096	2,112,504
5.75%, 10/15/52	2,125	2,217,248
5.90%, 11/15/33	3,205	3,411,847
6.20%, 11/15/53	1,555	1,719,951
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,295	2,769,797
4.00%, 04/01/28(c)	2,283	2,226,679
4.10%, 09/01/47	2,180	1,736,301
4.40%, 07/01/32	2,105	2,033,657
5.25%, 03/01/28	4,987	5,067,326
5.40%, 03/01/33	2,568	2,620,800
5.40%, 07/01/34	755	763,373
5.85%, 01/15/41	1,478	1,512,964
National Fuel Gas Co.
2.95%, 03/01/31	1,725	1,493,004
3.95%, 09/15/27	1,059	1,029,934
4.75%, 09/01/28	2,233	2,198,551
5.50%, 01/15/26	3,762	3,780,341
5.50%, 10/01/26	2,310	2,337,458
NiSource Inc.
1.70%, 02/15/31	5,070	4,182,813
2.95%, 09/01/29	4,234	3,888,392
3.49%, 05/15/27	5,064	4,927,774
3.60%, 05/01/30	4,988	4,668,218
3.95%, 03/30/48	3,486	2,759,593
4.38%, 05/15/47	4,411	3,710,891
4.80%, 02/15/44	3,324	2,995,268
5.00%, 06/15/52	1,960	1,796,839
5.20%, 07/01/29	2,310	2,341,301
5.25%, 03/30/28	3,731	3,783,709
5.25%, 02/15/43	2,110	2,035,012
5.35%, 04/01/34	2,890	2,900,334
5.40%, 06/30/33	1,223	1,233,704
5.65%, 02/01/45	1,992	1,997,007
5.95%, 06/15/41	1,755	1,804,471
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	490	504,091
ONE Gas Inc.
2.00%, 05/15/30	1,047	909,685
4.25%, 09/01/32	975	937,133
4.50%, 11/01/48	2,050	1,762,307
4.66%, 02/01/44	1,858	1,662,368
5.10%, 04/01/29	2,865	2,912,917
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	2,260	1,943,526
3.35%, 06/01/50	2,275	1,569,438
3.50%, 06/01/29	3,034	2,875,410
3.64%, 11/01/46	1,742	1,284,473
4.65%, 08/01/43	1,045	930,101
5.05%, 05/15/52	2,168	1,972,966
5.10%, 02/15/35	1,225	1,201,755
5.40%, 06/15/33	1,739	1,768,209
Security	Par (000)	Value
Gas (continued)
Southern California Gas Co.
2.95%, 04/15/27	$4,235	$4,074,860
3.75%, 09/15/42(c)	1,805	1,448,163
5.05%, 09/01/34	2,630	2,622,611
5.13%, 11/15/40	1,305	1,263,846
5.20%, 06/01/33	2,750	2,787,974
5.60%, 04/01/54	1,950	1,970,801
5.75%, 06/01/53	2,230	2,292,793
6.35%, 11/15/52	2,650	2,957,285
Series TT, 2.60%, 06/15/26(c)	3,666	3,553,270
Series UU, 4.13%, 06/01/48	1,984	1,612,834
Series VV, 4.30%, 01/15/49	2,595	2,174,285
Series WW, 3.95%, 02/15/50	1,407	1,101,900
Series XX, 2.55%, 02/01/30	3,243	2,908,952
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	1,864	1,821,047
3.95%, 10/01/46	1,957	1,536,616
4.40%, 06/01/43	2,430	2,086,005
4.40%, 05/30/47	2,568	2,127,036
4.95%, 09/15/34	1,935	1,893,470
5.15%, 09/15/32	1,715	1,728,652
5.75%, 09/15/33	2,328	2,419,293
5.88%, 03/15/41	2,520	2,622,034
Series 2020-A, 1.75%, 01/15/31	3,109	2,573,367
Series 21A, 3.15%, 09/30/51	2,125	1,398,484
Southwest Gas Corp.
2.20%, 06/15/30	1,648	1,418,724
3.18%, 08/15/51	1,815	1,166,679
3.70%, 04/01/28	1,783	1,711,122
3.80%, 09/29/46(c)	1,451	1,091,873
4.05%, 03/15/32	2,992	2,775,901
4.15%, 06/01/49	1,439	1,126,440
5.45%, 03/23/28	1,910	1,936,966
5.80%, 12/01/27	2,260	2,314,450
Spire Inc., 5.30%, 03/01/26	570	573,174
Spire Missouri Inc.
3.30%, 06/01/51	450	309,430
4.80%, 02/15/33	1,340	1,323,605
Series 2034, 5.15%, 08/15/34	1,100	1,107,385
Washington Gas Light Co.
3.65%, 09/15/49	2,455	1,821,401
Series K, 3.80%, 09/15/46	2,446	1,897,643
		199,601,518
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	1,535	1,331,434
4.63%, 06/15/28	950	936,965
Regal Rexnord Corp.
6.05%, 02/15/26	6,125	6,186,880
6.05%, 04/15/28	6,075	6,212,554
6.30%, 02/15/30	3,440	3,558,022
6.40%, 04/15/33	5,315	5,543,335
Snap-on Inc.
3.10%, 05/01/50	3,224	2,240,719
3.25%, 03/01/27	2,365	2,300,197
4.10%, 03/01/48	1,565	1,309,128
Stanley Black & Decker Inc.
2.30%, 03/15/30	4,225	3,692,018
2.75%, 11/15/50	3,805	2,284,761
3.00%, 05/15/32	2,492	2,175,351
3.40%, 03/01/26	3,470	3,406,494

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
4.25%, 11/15/28	$2,151	$2,110,044
4.85%, 11/15/48	2,247	2,025,821
5.20%, 09/01/40	2,158	2,089,678
6.00%, 03/06/28	3,615	3,754,204
		51,157,605
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	5,049	4,563,227
1.40%, 06/30/30	4,238	3,601,018
3.75%, 11/30/26	10,767	10,648,870
4.75%, 11/30/36	7,033	6,906,340
4.75%, 04/15/43	5,280	5,070,444
4.90%, 11/30/46	10,487	10,131,194
5.30%, 05/27/40	4,445	4,562,762
6.00%, 04/01/39	1,990	2,178,969
6.15%, 11/30/37	3,720	4,114,085
Agilent Technologies Inc.
2.10%, 06/04/30	2,516	2,169,261
2.30%, 03/12/31	4,914	4,214,372
2.75%, 09/15/29	3,304	3,008,192
3.05%, 09/22/26	2,976	2,886,079
4.20%, 09/09/27	1,220	1,206,156
4.75%, 09/09/34	1,930	1,863,619
Baxter International Inc.
1.73%, 04/01/31	3,285	2,693,297
1.92%, 02/01/27	7,035	6,602,775
2.27%, 12/01/28	6,195	5,574,669
2.54%, 02/01/32(c)	4,185	3,518,327
2.60%, 08/15/26	4,197	4,040,159
3.13%, 12/01/51	3,932	2,531,274
3.50%, 08/15/46	2,598	1,854,411
3.95%, 04/01/30	3,205	3,051,555
Boston Scientific Corp.
2.65%, 06/01/30	4,596	4,120,771
4.00%, 03/01/28	3,250	3,178,938
4.55%, 03/01/39	2,318	2,152,184
4.70%, 03/01/49(c)	2,694	2,475,322
6.50%, 11/15/35	1,468	1,629,549
7.38%, 01/15/40	1,296	1,540,362
Danaher Corp.
2.60%, 10/01/50	5,813	3,662,199
2.80%, 12/10/51	4,415	2,854,809
4.38%, 09/15/45	2,328	2,056,802
Dentsply Sirona Inc., 3.25%, 06/01/30	3,978	3,557,508
DH Europe Finance II SARL
2.60%, 11/15/29	3,416	3,100,345
3.25%, 11/15/39	4,367	3,469,735
3.40%, 11/15/49	3,509	2,576,068
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,966	2,913,014
GE HealthCare Technologies Inc.
4.80%, 08/14/29	3,325	3,318,568
5.60%, 11/15/25	8,400	8,470,415
5.65%, 11/15/27	10,445	10,713,533
5.86%, 03/15/30	4,805	5,019,044
5.91%, 11/22/32	3,005	3,172,911
6.38%, 11/22/52	5,328	5,926,248
Koninklijke Philips NV
5.00%, 03/15/42	2,677	2,470,231
6.88%, 03/11/38	3,575	3,991,323
Security	Par (000)	Value
Health Care - Products (continued)
Medtronic Global Holdings SCA
4.25%, 03/30/28	$5,860	$5,826,221
4.50%, 03/30/33	3,685	3,594,168
Medtronic Inc.
4.00%, 04/01/43	100	85,112
4.38%, 03/15/35	9,940	9,519,338
4.63%, 03/15/45	7,767	7,089,808
Revvity Inc.
1.90%, 09/15/28	3,138	2,809,400
2.25%, 09/15/31	2,775	2,303,491
2.55%, 03/15/31	1,690	1,440,530
3.30%, 09/15/29	3,466	3,204,263
3.63%, 03/15/51	1,580	1,121,355
Smith & Nephew PLC
2.03%, 10/14/30	5,585	4,705,802
5.15%, 03/20/27	895	900,290
5.40%, 03/20/34	1,755	1,761,019
Solventum Corp.
5.40%, 03/01/29(b)	4,360	4,415,189
5.45%, 02/25/27(b)	3,170	3,210,903
5.45%, 03/13/31(b)	4,990	5,030,813
5.60%, 03/23/34(b)	6,000	6,046,769
5.90%, 04/30/54(b)	5,780	5,791,228
6.00%, 05/15/64(b)	3,752	3,760,003
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	3,696	3,205,662
3.75%, 03/15/51	4,165	3,048,016
Stryker Corp.
1.95%, 06/15/30	6,078	5,222,975
2.90%, 06/15/50	2,791	1,859,538
3.38%, 11/01/25	7,838	7,751,913
3.50%, 03/15/26	6,959	6,852,809
3.65%, 03/07/28	4,312	4,177,967
4.10%, 04/01/43	1,713	1,434,185
4.25%, 09/11/29	2,600	2,548,407
4.38%, 05/15/44	1,513	1,306,918
4.63%, 09/11/34	1,550	1,496,727
4.63%, 03/15/46	3,845	3,434,302
4.85%, 12/08/28	3,380	3,400,257
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	4,385	3,948,462
2.00%, 10/15/31	4,915	4,141,159
2.60%, 10/01/29	4,469	4,077,482
2.80%, 10/15/41	4,785	3,463,639
4.10%, 08/15/47	3,029	2,549,092
4.80%, 11/21/27	4,263	4,312,235
4.95%, 08/10/26	4,765	4,809,959
4.95%, 11/21/32	2,585	2,612,160
4.98%, 08/10/30	3,468	3,517,290
5.00%, 12/05/26	3,510	3,551,435
5.00%, 01/31/29(c)	4,925	5,004,369
5.09%, 08/10/33	3,765	3,807,832
5.20%, 01/31/34(c)	2,610	2,662,017
5.30%, 02/01/44	1,874	1,863,144
5.40%, 08/10/43	3,190	3,233,165
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	4,035	3,460,657
3.05%, 01/15/26	3,653	3,578,500
4.45%, 08/15/45(c)	3,049	2,602,237
5.20%, 09/15/34	3,070	3,037,156
5.35%, 12/01/28	3,610	3,681,454

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.75%, 11/30/39	$883	$888,516
		368,518,272
Health Care - Services — 1.0%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	1,529	997,517
Adventist Health System/West
3.63%, 03/01/49(c)	2,586	1,873,138
5.43%, 03/01/32(c)	1,275	1,271,076
5.76%, 12/01/34	460	464,522
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,327,336
3.83%, 08/15/28	1,186	1,154,687
4.27%, 08/15/48	1,586	1,357,782
Series 2020, 2.21%, 06/15/30	455	399,267
Series 2020, 3.01%, 06/15/50	1,622	1,110,072
Aetna Inc.
3.88%, 08/15/47	4,585	3,386,803
4.13%, 11/15/42	2,911	2,314,045
4.50%, 05/15/42	2,551	2,153,810
4.75%, 03/15/44	2,094	1,788,408
6.63%, 06/15/36	3,791	4,098,534
6.75%, 12/15/37	2,988	3,244,369
AHS Hospital Corp.
5.02%, 07/01/45	1,480	1,425,500
Series 2021, 2.78%, 07/01/51	1,226	795,382
Allina Health System
2.90%, 11/15/51	2,300	1,557,988
Series 2019, 3.89%, 04/15/49	2,413	1,901,950
Ascension Health
3.95%, 11/15/46	5,250	4,353,825
4.85%, 11/15/53	3,180	3,013,958
Series B, 2.53%, 11/15/29	3,154	2,849,250
Series B, 3.11%, 11/15/39	2,151	1,690,437
Banner Health
1.90%, 01/01/31	1,963	1,667,233
2.34%, 01/01/30	2,412	2,152,024
2.91%, 01/01/42(c)	790	579,917
2.91%, 01/01/51(c)	1,977	1,322,895
Series 2020, 3.18%, 01/01/50	1,663	1,176,161
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(c)	510	306,186
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	708	517,903
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	3,609	2,891,437
Baylor Scott & White Holdings
3.97%, 11/15/46	1,030	855,121
4.19%, 11/15/45	2,018	1,726,056
Series 2021, 1.78%, 11/15/30	1,161	982,085
Series 2021, 2.84%, 11/15/50	6,390	4,240,614
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	730	466,956
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	3,181	2,991,847
Series 2018, 4.30%, 07/01/28	1,321	1,300,513
Series 20-2, 2.10%, 06/01/31	1,805	1,521,932
Series 20-2, 3.21%, 06/01/50	2,365	1,633,630
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	1,655	1,164,123
Security	Par (000)	Value
Health Care - Services (continued)
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(c)	$1,540	$1,314,417
Centene Corp.
2.45%, 07/15/28	7,655	6,889,515
2.50%, 03/01/31	9,965	8,334,819
2.63%, 08/01/31	6,045	5,028,540
3.00%, 10/15/30	9,885	8,561,175
3.38%, 02/15/30	8,350	7,483,641
4.25%, 12/15/27	8,785	8,498,723
4.63%, 12/15/29	12,430	11,885,481
Children's Health System of Texas, 2.51%, 08/15/50	3,241	2,014,219
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	1,843	1,569,983
Series 2020, 2.59%, 02/01/50	1,025	650,646
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,953	1,693,266
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	1,988	1,291,435
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	1,136	745,667
CHRISTUS Health, Series C, 4.34%, 07/01/28(c)	2,094	2,057,638
Cigna Group (The)
1.25%, 03/15/26	2,351	2,242,229
2.38%, 03/15/31	4,766	4,073,973
2.40%, 03/15/30	8,067	7,107,067
3.05%, 10/15/27	2,969	2,839,888
3.20%, 03/15/40	3,415	2,563,485
3.40%, 03/01/27	7,038	6,834,447
3.40%, 03/15/50	6,852	4,715,449
3.40%, 03/15/51	5,220	3,567,726
3.88%, 10/15/47	7,961	6,024,083
4.13%, 11/15/25	630	626,173
4.38%, 10/15/28	14,703	14,441,736
4.50%, 02/25/26	4,603	4,590,513
4.80%, 08/15/38	10,744	9,948,847
4.80%, 07/15/46	4,284	3,767,547
4.90%, 12/15/48	11,553	10,241,033
5.00%, 05/15/29	2,370	2,379,762
5.13%, 05/15/31	2,450	2,462,305
5.25%, 02/15/34(c)	3,510	3,498,386
5.40%, 03/15/33	4,015	4,063,439
5.60%, 02/15/54	4,635	4,516,592
5.69%, 03/15/26	2,765	2,764,659
6.13%, 11/15/41	2,603	2,736,926
City of Hope
Series 2013, 5.62%, 11/15/43	1,580	1,540,731
Series 2018, 4.38%, 08/15/48	2,447	2,033,933
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(c)	1,585	1,415,071
CommonSpirit Health
2.78%, 10/01/30	1,872	1,663,133
3.35%, 10/01/29	3,045	2,833,405
3.82%, 10/01/49	3,052	2,356,873
3.91%, 10/01/50	1,304	1,005,431
4.19%, 10/01/49	2,966	2,427,284
4.35%, 11/01/42	2,968	2,545,762
5.21%, 12/01/31	2,205	2,217,491
5.32%, 12/01/34	2,130	2,139,716
5.55%, 12/01/54	600	597,343

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.07%, 11/01/27	$1,756	$1,818,173
6.46%, 11/01/52	915	1,016,177
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50	1,631	1,083,226
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	2,628	1,979,193
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	4,015	2,913,557
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	1,942	1,528,433
Dignity Health
4.50%, 11/01/42	1,030	890,300
5.27%, 11/01/64	1,100	1,023,946
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	2,866	2,328,389
Elevance Health Inc.
1.50%, 03/15/26	4,435	4,248,169
2.25%, 05/15/30	4,558	3,968,212
2.55%, 03/15/31	5,170	4,478,781
2.88%, 09/15/29	4,427	4,042,306
3.13%, 05/15/50	2,641	1,759,477
3.60%, 03/15/51	5,833	4,223,608
3.65%, 12/01/27	7,203	6,994,438
3.70%, 09/15/49	4,677	3,458,752
4.10%, 03/01/28	6,328	6,203,377
4.10%, 05/15/32	2,803	2,630,245
4.38%, 12/01/47	7,056	5,847,094
4.50%, 10/30/26	1,910	1,906,796
4.55%, 03/01/48	4,535	3,860,519
4.55%, 05/15/52	2,575	2,164,192
4.63%, 05/15/42	2,549	2,250,014
4.65%, 01/15/43	6,155	5,462,263
4.65%, 08/15/44	2,552	2,246,303
4.75%, 02/15/30	2,360	2,347,539
4.75%, 02/15/33	2,790	2,709,457
4.90%, 02/08/26	2,225	2,219,266
4.95%, 11/01/31	4,675	4,641,491
5.10%, 01/15/44	4,598	4,286,532
5.13%, 02/15/53	3,920	3,613,140
5.15%, 06/15/29	2,535	2,563,008
5.20%, 02/15/35	3,935	3,922,188
5.38%, 06/15/34	3,225	3,253,791
5.50%, 10/15/32	4,135	4,229,277
5.65%, 06/15/54	2,920	2,899,694
5.70%, 02/15/55	3,720	3,741,210
5.85%, 01/15/36	1,329	1,381,530
5.85%, 11/01/64	4,712	4,761,196
5.95%, 12/15/34	1,785	1,878,405
6.10%, 10/15/52	2,435	2,554,490
6.38%, 06/15/37	2,450	2,659,313
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	205	160,933
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	637,733
Hackensack Meridian Health Inc.
4.21%, 07/01/48	2,021	1,722,076
4.50%, 07/01/57	1,295	1,123,538
Series 2020, 2.68%, 09/01/41	2,691	1,900,243
Series 2020, 2.88%, 09/01/50	2,892	1,892,379
Hartford HealthCare Corp., 3.45%, 07/01/54	2,080	1,552,858
Security	Par (000)	Value
Health Care - Services (continued)
HCA Inc.
2.38%, 07/15/31	$5,105	$4,289,542
3.13%, 03/15/27	4,760	4,577,510
3.38%, 03/15/29	1,747	1,636,956
3.50%, 09/01/30	11,360	10,417,760
3.50%, 07/15/51	7,050	4,784,732
3.63%, 03/15/32	8,437	7,587,291
4.13%, 06/15/29	8,320	8,013,766
4.38%, 03/15/42	2,291	1,915,430
4.50%, 02/15/27	5,668	5,621,909
4.63%, 03/15/52	7,680	6,302,971
5.13%, 06/15/39	4,075	3,833,606
5.20%, 06/01/28	2,425	2,446,836
5.25%, 06/15/26	7,720	7,749,794
5.25%, 06/15/49	7,911	7,165,083
5.38%, 09/01/26	4,848	4,872,617
5.45%, 04/01/31	2,975	3,007,912
5.45%, 09/15/34	3,320	3,296,560
5.50%, 06/01/33	5,211	5,227,051
5.50%, 06/15/47	7,552	7,157,828
5.60%, 04/01/34	5,735	5,777,478
5.63%, 09/01/28	6,867	7,004,396
5.88%, 02/15/26	7,125	7,176,734
5.88%, 02/01/29	5,090	5,231,808
5.90%, 06/01/53	4,500	4,446,579
5.95%, 09/15/54	2,665	2,659,358
6.00%, 04/01/54	4,940	4,963,265
6.10%, 04/01/64	3,035	3,020,535
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(c)	2,257	1,776,594
Humana Inc.
1.35%, 02/03/27	4,430	4,104,527
2.15%, 02/03/32	3,510	2,832,982
3.13%, 08/15/29	2,771	2,543,260
3.70%, 03/23/29	5,015	4,761,229
3.95%, 03/15/27	3,539	3,463,340
3.95%, 08/15/49	2,582	1,917,159
4.63%, 12/01/42	2,910	2,467,828
4.80%, 03/15/47	2,465	2,089,154
4.88%, 04/01/30	2,795	2,753,795
4.95%, 10/01/44	4,034	3,522,058
5.38%, 04/15/31	2,860	2,861,182
5.50%, 03/15/53	1,880	1,745,681
5.70%, 03/13/26	1,185	1,185,082
5.75%, 03/01/28	1,396	1,426,001
5.75%, 12/01/28	1,345	1,379,247
5.75%, 04/15/54	2,154	2,071,441
5.88%, 03/01/33	3,465	3,532,667
5.95%, 03/15/34	3,455	3,544,289
ICON Investments Six DAC
5.81%, 05/08/27	1,800	1,836,081
5.85%, 05/08/29	1,930	1,980,490
6.00%, 05/08/34	1,730	1,771,032
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	2,790	2,304,053
Series 2021, 2.85%, 11/01/51	1,245	822,022
Inova Health System Foundation, 4.07%, 05/15/52(c)	1,669	1,388,864
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	2,304	1,719,320

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Iowa Health System, Series 2020, 3.67%, 02/15/50	$275	$211,073
IQVIA Inc.
5.70%, 05/15/28	4,725	4,825,168
6.25%, 02/01/29	1,370	1,427,602
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	3,221	2,616,697
Kaiser Foundation Hospitals
3.15%, 05/01/27	4,428	4,289,057
4.15%, 05/01/47	7,192	6,103,231
4.88%, 04/01/42	2,492	2,369,498
Series 2019, 3.27%, 11/01/49	6,183	4,463,363
Series 2021, 2.81%, 06/01/41	3,822	2,792,279
Series 2021, 3.00%, 06/01/51	4,867	3,311,738
Laboratory Corp. of America Holdings
1.55%, 06/01/26	2,985	2,845,357
2.70%, 06/01/31	2,950	2,563,076
2.95%, 12/01/29	3,502	3,182,830
3.60%, 09/01/27	3,550	3,456,069
4.35%, 04/01/30	2,980	2,886,817
4.55%, 04/01/32	2,500	2,402,053
4.70%, 02/01/45	4,993	4,398,042
4.80%, 10/01/34	2,890	2,784,249
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	199	163,603
Series 2017, 3.77%, 07/01/48(c)	1,264	1,007,680
Series 2020, 3.19%, 07/01/49	1,835	1,303,804
Series 2020, 3.34%, 07/01/60	2,326	1,590,524
Mayo Clinic
3.77%, 11/15/43	715	592,671
Series 2016, 4.13%, 11/15/52	3,081	2,606,043
Series 2021, 3.20%, 11/15/61	2,536	1,698,638
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,262	1,965,979
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(c)	1,777	1,325,887
Memorial Health Services, 3.45%, 11/01/49	3,108	2,345,195
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(c)	1,730	1,459,194
5.00%, 07/01/42	690	670,187
Series 2015, 4.20%, 07/01/55	2,009	1,686,260
Series 2020, 2.96%, 01/01/50	781	536,061
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	3,646	2,362,604
Montefiore Obligated Group
4.29%, 09/01/50(c)	1,216	917,888
Series 18-C, 5.25%, 11/01/48	1,802	1,610,297
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	648,705
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	1,882	1,386,464
Series 2019, 3.74%, 07/01/49	2,685	1,777,150
Series 2020, 3.39%, 07/01/50	1,946	1,161,981
MultiCare Health System, 2.80%, 08/15/50	1,413	851,780
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,383	1,739,443
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	1,176	1,082,389
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	1,079	744,198
2.61%, 08/01/60(c)	1,308	754,378
Security	Par (000)	Value
Health Care - Services (continued)
4.02%, 08/01/45	$3,024	$2,553,247
4.06%, 08/01/56	553	454,050
Series 2019, 3.95%	1,835	1,318,054
Northwell Healthcare Inc.
3.81%, 11/01/49	3,320	2,517,743
3.98%, 11/01/46	2,915	2,292,184
4.26%, 11/01/47	2,860	2,348,277
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(c)	1,960	1,257,645
Novant Health Inc.
2.64%, 11/01/36	1,856	1,436,910
3.17%, 11/01/51	4,459	3,058,975
3.32%, 11/01/61	1,966	1,307,614
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	787,924
OhioHealth Corp.
2.30%, 11/15/31(c)	1,864	1,562,577
2.83%, 11/15/41	2,260	1,607,891
Series 2020, 3.04%, 11/15/50	2,616	1,832,718
Orlando Health Obligated Group
3.33%, 10/01/50(c)	2,268	1,662,027
4.09%, 10/01/48(c)	1,872	1,543,860
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	2,067	1,845,405
Series 2020, 1.38%, 11/15/25	2,562	2,459,545
Series 2020, 3.22%, 11/15/50	2,267	1,503,738
Piedmont Healthcare Inc.
2.04%, 01/01/32	1,267	1,046,338
2.86%, 01/01/52	2,921	1,897,357
Series 2042, 2.72%, 01/01/42(c)	2,491	1,763,977
Presbyterian Healthcare Services, 4.88%, 08/01/52	1,635	1,549,586
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	3,235	3,259,593
Series 19A, 2.53%, 10/01/29	4,427	3,960,682
Series 21A, 2.70%, 10/01/51(c)	3,040	1,834,163
Series A, 3.93%, 10/01/48	2,400	1,898,219
Series H, 2.75%, 10/01/26	1,187	1,142,152
Series I, 3.74%, 10/01/47	2,638	2,034,011
Queen's Health Systems (The), 4.81%, 07/01/52	1,171	1,098,097
Quest Diagnostics Inc.
2.80%, 06/30/31	2,791	2,448,677
2.95%, 06/30/30	4,457	4,021,813
3.45%, 06/01/26	3,862	3,786,877
4.20%, 06/30/29	4,048	3,941,183
4.60%, 12/15/27	1,830	1,833,486
4.63%, 12/15/29	2,720	2,692,286
4.70%, 03/30/45	1,446	1,292,538
5.00%, 12/15/34(c)	2,220	2,175,480
6.40%, 11/30/33	1,670	1,812,255
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	1,230	863,060
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	973	935,498
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(c)	3,545	2,288,258
Sentara Health, 2.93%, 11/01/51	1,399	932,118
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	1,171	741,309

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
SSM Health Care Corp.
4.89%, 06/01/28	$2,705	$2,706,707
Series A, 3.82%, 06/01/27	1,685	1,648,727
Stanford Health Care
3.03%, 08/15/51	1,900	1,300,748
Series 2018, 3.80%, 11/15/48	3,616	2,919,012
Series 2020, 3.31%, 08/15/30	1,250	1,162,803
Summa Health, 3.51%, 11/15/51	1,825	1,344,043
Sutter Health
5.55%, 08/15/53	248	257,842
Series 2018, 3.70%, 08/15/28	2,054	1,973,575
Series 2018, 4.09%, 08/15/48	2,161	1,803,347
Series 20A, 2.29%, 08/15/30	1,489	1,303,821
Series 20A, 3.16%, 08/15/40	857	660,137
Series 20A, 3.36%, 08/15/50	2,014	1,468,609
Texas Health Resources
2.33%, 11/15/50	2,372	1,405,297
4.33%, 11/15/55(c)	1,139	988,499
Toledo Hospital (The), 5.75%, 11/15/38	1,960	1,975,922
Trinity Health Corp.
4.13%, 12/01/45	1,881	1,587,799
Series 2019, 3.43%, 12/01/48	2,555	2,068,097
Series 2021, 2.63%, 12/01/40	1,266	905,451
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	462,553
UnitedHealth Group Inc.
3.70%, 05/15/27	3,404	3,345,585
1.15%, 05/15/26	4,955	4,711,630
1.25%, 01/15/26	2,758	2,652,587
2.00%, 05/15/30	5,335	4,622,847
2.30%, 05/15/31	6,190	5,330,900
2.75%, 05/15/40	4,886	3,538,354
2.88%, 08/15/29	4,219	3,905,543
2.90%, 05/15/50	5,908	3,875,949
2.95%, 10/15/27	4,294	4,122,738
3.05%, 05/15/41	4,552	3,398,346
3.10%, 03/15/26	5,282	5,185,358
3.13%, 05/15/60	3,549	2,239,712
3.25%, 05/15/51	8,345	5,819,785
3.38%, 04/15/27	3,098	3,017,309
3.45%, 01/15/27	4,023	3,939,259
3.50%, 08/15/39	5,779	4,735,660
3.70%, 12/15/25	3,289	3,260,520
3.70%, 08/15/49	5,157	3,927,149
3.75%, 10/15/47	5,176	4,002,329
3.85%, 06/15/28	5,736	5,602,618
3.88%, 12/15/28	3,942	3,841,215
3.88%, 08/15/59	4,832	3,589,953
3.95%, 10/15/42	3,070	2,553,360
4.00%, 05/15/29	4,270	4,163,928
4.20%, 05/15/32	6,160	5,913,661
4.20%, 01/15/47	3,664	3,079,001
4.25%, 01/15/29	5,885	5,801,860
4.25%, 03/15/43	2,136	1,870,308
4.25%, 04/15/47	3,494	2,923,458
4.25%, 06/15/48	5,948	4,980,335
4.38%, 03/15/42	2,289	2,030,878
4.45%, 12/15/48	5,251	4,518,430
4.50%, 04/15/33	6,065	5,864,682
4.60%, 04/15/27	2,780	2,798,526
4.63%, 07/15/35	3,566	3,458,324
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 11/15/41	$3,076	$2,825,233
4.70%, 04/15/29	2,370	2,379,360
4.75%, 07/15/26	5,280	5,313,387
4.75%, 07/15/45	7,995	7,337,240
4.75%, 05/15/52	8,120	7,328,832
4.80%, 01/15/30	7,080	7,107,021
4.90%, 04/15/31	3,836	3,855,856
4.95%, 01/15/32	9,340	9,350,762
4.95%, 05/15/62	4,830	4,375,681
5.00%, 04/15/34	5,518	5,493,348
5.05%, 04/15/53	7,075	6,642,272
5.15%, 07/15/34	10,465	10,546,009
5.20%, 04/15/63	6,265	5,859,364
5.25%, 02/15/28	4,405	4,501,391
5.30%, 02/15/30	5,189	5,321,910
5.35%, 02/15/33(c)	8,595	8,826,236
5.38%, 04/15/54	6,015	5,887,843
5.50%, 07/15/44	9,325	9,405,663
5.50%, 04/15/64	3,720	3,656,943
5.63%, 07/15/54	10,575	10,767,099
5.70%, 10/15/40	1,769	1,829,613
5.75%, 07/15/64	8,475	8,635,551
5.80%, 03/15/36	3,555	3,743,557
5.88%, 02/15/53	7,475	7,818,464
5.95%, 02/15/41	2,070	2,180,925
6.05%, 02/15/63	4,810	5,096,902
6.50%, 06/15/37	2,628	2,917,963
6.63%, 11/15/37	3,118	3,514,238
6.88%, 02/15/38	5,191	6,009,313
Universal Health Services Inc.
1.65%, 09/01/26	3,760	3,541,302
2.65%, 10/15/30	4,473	3,864,021
2.65%, 01/15/32	2,480	2,065,886
4.63%, 10/15/29	2,315	2,247,641
5.05%, 10/15/34	1,550	1,470,911
UPMC
5.04%, 05/15/33	1,255	1,247,483
5.38%, 05/15/43	790	784,170
Series 2021, 1.80%, 04/15/26	190	181,243
WakeMed, Series A, 3.29%, 10/01/52	985	705,948
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	833	547,567
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	2,513	2,327,017
Series 2021, 3.07%, 03/01/51	2,032	1,309,283
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	3,616	2,213,983
		1,146,905,920
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
6.70%, 07/29/31(b)(c)	490	496,468
6.90%, 04/13/29(b)	1,685	1,720,415
Ares Capital Corp.
2.15%, 07/15/26	3,585	3,401,809
2.88%, 06/15/27	1,484	1,394,387
2.88%, 06/15/28	5,740	5,239,511
3.20%, 11/15/31	3,870	3,288,168
3.88%, 01/15/26	4,326	4,253,202
5.88%, 03/01/29	2,695	2,714,231
5.95%, 07/15/29	1,854	1,871,564
7.00%, 01/15/27	1,752	1,810,106

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Ares Strategic Income Fund
5.60%, 02/15/30(b)	$30	$29,269
6.35%, 08/15/29(b)	480	483,695
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,980	1,865,311
2.95%, 03/10/26	2,330	2,247,056
Barings BDC Inc.
3.30%, 11/23/26	1,235	1,173,361
7.00%, 02/15/29	170	173,359
Blackstone Private Credit Fund
2.63%, 12/15/26	3,545	3,340,181
3.25%, 03/15/27	6,360	6,026,162
4.00%, 01/15/29(c)	2,795	2,632,467
5.95%, 07/16/29(b)	1,125	1,127,884
6.25%, 01/25/31(b)(c)	1,000	1,010,891
7.30%, 11/27/28(b)	1,135	1,190,508
Blackstone Secured Lending Fund
2.13%, 02/15/27	2,139	1,979,869
2.75%, 09/16/26(c)	2,605	2,481,668
2.85%, 09/30/28	3,180	2,872,325
3.63%, 01/15/26	2,782	2,719,490
5.88%, 11/15/27	1,440	1,457,225
Blue Owl Capital Corp.
2.63%, 01/15/27(c)	3,242	3,034,148
2.88%, 06/11/28	4,370	3,943,853
3.40%, 07/15/26	2,215	2,133,733
4.25%, 01/15/26	2,710	2,668,546
5.95%, 03/15/29	600	602,163
Blue Owl Capital Corp. II, 8.45%, 11/15/26	415	432,254
Blue Owl Capital Corp. III, 3.13%, 04/13/27	2,675	2,507,947
Blue Owl Credit Income Corp.
3.13%, 09/23/26	2,030	1,932,326
4.70%, 02/08/27	1,960	1,911,355
5.80%, 03/15/30(b)	2,105	2,045,429
6.60%, 09/15/29(b)(c)	815	823,760
6.65%, 03/15/31	1,865	1,877,219
7.75%, 09/16/27	845	880,181
7.75%, 01/15/29	1,820	1,916,362
7.95%, 06/13/28	813	857,490
Blue Owl Technology Finance Corp., 2.50%, 01/15/27	1,972	1,826,881
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)	1,380	1,373,340
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	170	171,788
FS KKR Capital Corp.
2.63%, 01/15/27(c)	2,964	2,781,307
3.13%, 10/12/28(c)	4,064	3,656,212
3.25%, 07/15/27	2,000	1,881,526
3.40%, 01/15/26	2,325	2,262,246
6.88%, 08/15/29	210	216,293
7.88%, 01/15/29	300	318,415
Goldman Sachs BDC Inc.
2.88%, 01/15/26	1,215	1,183,031
6.38%, 03/11/27	520	530,937
Golub Capital BDC Inc.
2.05%, 02/15/27	3,158	2,907,683
2.50%, 08/24/26	2,665	2,523,975
6.00%, 07/15/29	710	711,002
7.05%, 12/05/28	480	498,347
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital Private Credit Fund, 5.80%, 09/12/29(b)	$190	$185,260
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	2,775	2,760,491
HPS Corporate Lending Fund
6.25%, 09/30/29(b)(c)	440	440,841
6.75%, 01/30/29(b)	460	469,151
Main Street Capital Corp.
3.00%, 07/14/26	2,960	2,827,252
6.50%, 06/04/27	1,500	1,513,681
6.95%, 03/01/29	910	931,840
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(c)	700	689,011
6.15%, 05/17/29(b)	1,335	1,328,307
New Mountain Finance Corp.
6.20%, 10/15/27	210	207,606
6.88%, 02/01/29	180	179,570
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	2,898	2,706,322
7.10%, 02/15/29	2,010	2,077,780
Prospect Capital Corp.
3.36%, 11/15/26(c)	2,140	2,012,436
3.44%, 10/15/28(c)	1,870	1,617,794
3.71%, 01/22/26(c)	2,469	2,402,674
Sixth Street Lending Partners
5.75%, 01/15/30(b)	550	536,197
6.50%, 03/11/29(b)	480	483,455
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	1,550	1,473,179
6.13%, 03/01/29	280	280,935
6.95%, 08/14/28	565	586,312
		135,120,425
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26	4,980	4,675,832
1.40%, 10/15/27	1,629	1,494,317
5.00%, 10/15/34	200	195,188
Lennar Corp.
4.75%, 11/29/27	4,048	4,048,773
5.00%, 06/15/27	2,493	2,507,596
5.25%, 06/01/26	2,646	2,658,720
MDC Holdings Inc.
2.50%, 01/15/31	2,642	2,314,371
3.85%, 01/15/30(c)	2,316	2,198,569
3.97%, 08/06/61(c)	1,565	1,237,890
6.00%, 01/15/43	3,507	3,590,555
Meritage Homes Corp., 5.13%, 06/06/27	530	530,370
NVR Inc., 3.00%, 05/15/30	1,808	1,637,034
PulteGroup Inc.
5.00%, 01/15/27	3,055	3,063,878
6.00%, 02/15/35	2,413	2,524,113
6.38%, 05/15/33	2,041	2,184,545
7.88%, 06/15/32	789	918,197
Toll Brothers Finance Corp.
3.80%, 11/01/29	2,835	2,690,112
4.35%, 02/15/28	2,690	2,641,427
4.88%, 11/15/25	2,667	2,664,898
4.88%, 03/15/27	2,610	2,608,530
		46,384,915

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	$2,962	$2,809,277
3.50%, 11/15/51	2,770	1,792,068
4.40%, 03/15/29	2,692	2,527,767
Whirlpool Corp.
2.40%, 05/15/31	1,655	1,380,432
4.50%, 06/01/46	2,033	1,638,567
4.60%, 05/15/50	2,850	2,286,062
4.70%, 05/14/32(c)	1,819	1,749,498
4.75%, 02/26/29(c)	3,071	3,037,720
5.50%, 03/01/33	1,715	1,707,819
5.75%, 03/01/34	1,625	1,616,294
		20,545,504
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,510	2,076,941
2.65%, 04/30/30	1,807	1,608,204
4.88%, 12/06/28	3,706	3,708,197
5.75%, 03/15/33	1,810	1,881,069
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,164	1,830,708
3.15%, 08/01/27(c)	5,056	4,891,617
3.95%, 08/01/47	1,995	1,585,099
5.00%, 06/15/52	2,790	2,631,382
5.60%, 11/15/32	2,830	2,968,217
Clorox Co. (The)
1.80%, 05/15/30	3,564	3,046,436
3.10%, 10/01/27	3,203	3,070,211
3.90%, 05/15/28	3,303	3,225,198
4.40%, 05/01/29	3,005	2,975,409
4.60%, 05/01/32	3,369	3,317,651
Kimberly-Clark Corp.
1.05%, 09/15/27	3,131	2,849,181
2.00%, 11/02/31(c)	2,883	2,445,151
2.75%, 02/15/26	2,854	2,790,117
2.88%, 02/07/50	2,269	1,539,192
3.10%, 03/26/30	4,068	3,777,542
3.20%, 04/25/29	2,965	2,811,039
3.20%, 07/30/46	1,875	1,357,318
3.90%, 05/04/47	1,422	1,148,635
3.95%, 11/01/28	3,187	3,125,781
4.50%, 02/16/33	2,270	2,242,484
5.30%, 03/01/41	2,080	2,086,461
6.63%, 08/01/37	4,353	4,993,775
		69,983,015
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,362	2,883,347
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(a)	3,060	3,027,568
Aflac Inc.
1.13%, 03/15/26	2,905	2,767,745
2.88%, 10/15/26	3,157	3,059,217
3.60%, 04/01/30	5,653	5,344,020
4.00%, 10/15/46	1,811	1,457,069
4.75%, 01/15/49	3,518	3,152,153
Alleghany Corp.
3.25%, 08/15/51	2,350	1,626,975
3.63%, 05/15/30	4,054	3,832,149
4.90%, 09/15/44	2,475	2,309,505
Security	Par (000)	Value
Insurance (continued)
Allstate Corp. (The)
0.75%, 12/15/25	$3,445	$3,295,438
1.45%, 12/15/30	2,924	2,386,464
3.28%, 12/15/26	3,202	3,116,319
3.85%, 08/10/49	3,088	2,381,631
4.20%, 12/15/46	3,802	3,138,419
4.50%, 06/15/43	2,698	2,358,962
5.05%, 06/24/29	2,235	2,254,770
5.25%, 03/30/33	2,220	2,235,864
5.35%, 06/01/33(c)	1,654	1,674,438
5.55%, 05/09/35	2,851	2,919,477
5.95%, 04/01/36	1,475	1,573,381
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(a)	2,840	2,943,563
American Financial Group Inc./OH
4.50%, 06/15/47	1,445	1,225,163
5.25%, 04/02/30	632	643,843
American International Group Inc.
3.40%, 06/30/30	2,405	2,227,731
3.88%, 01/15/35	1,190	1,065,760
4.20%, 04/01/28	2,600	2,548,901
4.38%, 06/30/50	4,899	4,154,080
4.50%, 07/16/44	2,180	1,902,018
4.75%, 04/01/48	5,408	4,884,923
4.80%, 07/10/45	4,520	4,091,752
5.13%, 03/27/33	3,465	3,465,486
6.25%, 05/01/36	1,313	1,404,854
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(a)	3,638	3,628,318
American National Group Inc.
5.00%, 06/15/27	2,796	2,775,136
5.75%, 10/01/29	180	180,536
Aon Corp.
2.80%, 05/15/30	4,781	4,283,048
3.75%, 05/02/29	4,142	3,963,268
4.50%, 12/15/28	2,417	2,394,513
6.25%, 09/30/40	1,744	1,851,540
8.21%, 01/01/27	601	639,765
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	2,290	1,912,613
2.60%, 12/02/31	2,000	1,717,624
2.85%, 05/28/27	2,765	2,647,185
2.90%, 08/23/51	3,800	2,399,691
3.90%, 02/28/52	3,665	2,800,394
5.00%, 09/12/32	2,195	2,184,622
5.35%, 02/28/33	2,500	2,531,965
Aon Global Ltd.
3.88%, 12/15/25	3,411	3,379,315
4.60%, 06/14/44	2,872	2,516,648
4.75%, 05/15/45	2,529	2,252,454
Aon North America Inc.
5.13%, 03/01/27	3,110	3,150,004
5.15%, 03/01/29	4,385	4,432,263
5.30%, 03/01/31	3,435	3,496,844
5.45%, 03/01/34	7,393	7,512,846
5.75%, 03/01/54	4,700	4,759,793
Arch Capital Finance LLC
4.01%, 12/15/26	2,997	2,947,880
5.03%, 12/15/46	1,774	1,616,181
Arch Capital Group Ltd.
3.64%, 06/30/50(c)	4,902	3,601,499

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
7.35%, 05/01/34	$1,740	$1,992,367
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	3,105	2,896,767
Arthur J Gallagher & Co.
2.40%, 11/09/31	1,980	1,666,381
3.05%, 03/09/52	3,465	2,188,314
3.50%, 05/20/51	5,807	4,082,935
5.45%, 07/15/34	1,988	2,006,663
5.50%, 03/02/33	1,710	1,746,004
5.75%, 03/02/53	1,788	1,783,836
5.75%, 07/15/54	990	995,300
6.50%, 02/15/34	1,965	2,127,120
6.75%, 02/15/54	1,765	1,998,284
Assurant Inc.
2.65%, 01/15/32(c)	1,675	1,405,366
3.70%, 02/22/30	2,317	2,149,962
4.90%, 03/27/28	2,515	2,502,264
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(c)	2,871	2,551,530
3.60%, 09/15/51	1,280	902,841
6.13%, 09/15/28	910	949,934
Athene Holding Ltd.
3.45%, 05/15/52	3,380	2,231,800
3.50%, 01/15/31	2,580	2,341,825
3.95%, 05/25/51	3,085	2,268,613
4.13%, 01/12/28	5,200	5,056,730
5.88%, 01/15/34	2,513	2,557,544
6.15%, 04/03/30	1,887	1,974,742
6.25%, 04/01/54	2,400	2,463,305
6.63%, 10/15/54, (5-year CMT + 2.607%)(a)	250	246,174
6.65%, 02/01/33	2,215	2,381,975
AXA SA, 8.60%, 12/15/30	325	391,606
Axis Specialty Finance LLC
3.90%, 07/15/29	2,029	1,932,753
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	1,711	1,628,283
Axis Specialty Finance PLC, 4.00%, 12/06/27	2,669	2,590,774
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,431	3,705,913
1.85%, 03/12/30	2,788	2,431,357
2.30%, 03/15/27	5,580	5,340,905
2.50%, 01/15/51	5,505	3,378,826
2.85%, 10/15/50	6,834	4,470,826
2.88%, 03/15/32	4,824	4,299,533
3.85%, 03/15/52	6,520	5,150,178
4.20%, 08/15/48	9,317	8,017,964
4.25%, 01/15/49	7,724	6,736,033
4.30%, 05/15/43	3,917	3,495,053
4.40%, 05/15/42	4,823	4,451,080
5.75%, 01/15/40	4,553	4,892,526
Berkshire Hathaway Inc.
3.13%, 03/15/26	14,376	14,121,765
4.50%, 02/11/43(c)	5,470	5,117,287
Brighthouse Financial Inc.
3.70%, 06/22/27(c)	145	140,320
3.85%, 12/22/51	1,290	867,248
4.70%, 06/22/47(c)	3,577	2,833,838
5.63%, 05/15/30(c)	2,794	2,853,707
Brown & Brown Inc.
2.38%, 03/15/31	4,283	3,635,830
4.20%, 03/17/32	1,610	1,498,359
4.50%, 03/15/29	2,425	2,387,667
4.95%, 03/17/52	3,875	3,384,194
Security	Par (000)	Value
Insurance (continued)
5.65%, 06/11/34	$2,060	$2,091,920
Chubb Corp. (The)
6.00%, 05/11/37	4,464	4,795,129
Series 1, 6.50%, 05/15/38	1,190	1,333,357
Chubb INA Holdings LLC
1.38%, 09/15/30	2,030	1,691,806
2.85%, 12/15/51	2,920	1,924,544
3.05%, 12/15/61	3,028	1,933,088
3.35%, 05/03/26	5,257	5,165,404
4.15%, 03/13/43	3,910	3,365,902
4.35%, 11/03/45	6,395	5,573,671
4.65%, 08/15/29	4,145	4,146,525
5.00%, 03/15/34	5,180	5,180,437
6.70%, 05/15/36	485	549,335
Cincinnati Financial Corp.
6.13%, 11/01/34	2,519	2,674,200
6.92%, 05/15/28	1,339	1,432,040
CNA Financial Corp.
2.05%, 08/15/30(c)	1,080	919,988
3.45%, 08/15/27	2,472	2,390,985
3.90%, 05/01/29	3,486	3,359,104
4.50%, 03/01/26	3,454	3,437,491
5.13%, 02/15/34	895	885,507
5.50%, 06/15/33	1,135	1,153,601
CNO Financial Group Inc.
5.25%, 05/30/29	2,585	2,570,428
6.45%, 06/15/34	2,130	2,193,773
Corebridge Financial Inc.
3.65%, 04/05/27	5,621	5,476,444
3.85%, 04/05/29	3,288	3,144,750
3.90%, 04/05/32	4,970	4,543,123
4.35%, 04/05/42	2,580	2,185,772
4.40%, 04/05/52	4,100	3,363,844
5.75%, 01/15/34	3,060	3,132,480
6.05%, 09/15/33	3,510	3,640,503
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	1,765	1,806,071
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	1,135	1,066,772
Enstar Group Ltd.
3.10%, 09/01/31(c)	2,686	2,272,270
4.95%, 06/01/29	2,951	2,912,535
Equitable Holdings Inc.
4.35%, 04/20/28	7,188	7,048,098
5.00%, 04/20/48	4,414	4,050,299
5.59%, 01/11/33	2,755	2,807,504
Essent Group Ltd., 6.25%, 07/01/29	1,295	1,324,653
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	4,863	3,079,941
3.50%, 10/15/50	4,819	3,330,398
4.87%, 06/01/44	2,051	1,816,700
F&G Annuities & Life Inc.
6.25%, 10/04/34	885	858,139
6.50%, 06/04/29	1,690	1,712,869
7.40%, 01/13/28	2,846	2,960,337
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,885,432
4.63%, 04/29/30	2,687	2,628,159
4.85%, 04/17/28	3,049	3,036,254
5.63%, 08/16/32	2,430	2,465,187
6.00%, 12/07/33	3,145	3,228,108
6.10%, 03/15/55(b)	2,205	2,223,361

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.35%, 03/22/54	$1,300	$1,351,871
Fidelity National Financial Inc.
2.45%, 03/15/31	3,274	2,795,980
3.20%, 09/17/51(c)	3,205	2,041,851
3.40%, 06/15/30	3,270	2,966,503
4.50%, 08/15/28	2,612	2,570,409
First American Financial Corp.
2.40%, 08/15/31	2,537	2,075,028
4.00%, 05/15/30	1,825	1,697,261
5.45%, 09/30/34	1,580	1,532,197
Globe Life Inc.
2.15%, 08/15/30	2,972	2,512,408
4.55%, 09/15/28	3,500	3,454,405
4.80%, 06/15/32	1,190	1,152,298
5.85%, 09/15/34	1,430	1,448,287
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	2,145	1,852,462
4.50%, 04/15/26	2,807	2,792,362
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	3,580	3,267,129
2.90%, 09/15/51	3,080	1,975,284
3.60%, 08/19/49	3,786	2,817,992
4.30%, 04/15/43	1,786	1,527,235
4.40%, 03/15/48	2,423	2,067,838
5.95%, 10/15/36	1,855	1,935,253
6.10%, 10/01/41	2,324	2,425,042
Horace Mann Educators Corp., 7.25%, 09/15/28	170	181,825
Jackson Financial Inc.
3.13%, 11/23/31	3,025	2,590,080
4.00%, 11/23/51	2,130	1,521,100
5.17%, 06/08/27	3,120	3,133,016
5.67%, 06/08/32	1,320	1,335,814
Kemper Corp.
2.40%, 09/30/30	2,535	2,143,434
3.80%, 02/23/32	1,700	1,519,083
Lincoln National Corp.
3.05%, 01/15/30(c)	2,036	1,849,931
3.40%, 01/15/31(c)	2,314	2,094,097
3.40%, 03/01/32	384	340,038
3.63%, 12/12/26(c)	1,763	1,721,312
3.80%, 03/01/28	2,249	2,177,148
4.35%, 03/01/48	1,838	1,468,805
4.38%, 06/15/50(c)	1,287	1,021,194
5.85%, 03/15/34	1,175	1,206,933
6.30%, 10/09/37	1,160	1,231,325
7.00%, 06/15/40	1,963	2,196,611
Loews Corp.
3.20%, 05/15/30	3,060	2,815,051
3.75%, 04/01/26	4,287	4,235,378
4.13%, 05/15/43	3,847	3,293,592
6.00%, 02/01/35	616	663,301
Manulife Financial Corp.
2.48%, 05/19/27	3,270	3,102,958
3.70%, 03/16/32	3,340	3,088,892
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	4,053	3,951,786
4.15%, 03/04/26	5,891	5,843,286
5.38%, 03/04/46	2,758	2,717,804
Markel Group Inc.
3.35%, 09/17/29	1,985	1,840,227
Security	Par (000)	Value
Insurance (continued)
3.45%, 05/07/52	$3,420	$2,319,692
3.50%, 11/01/27	2,757	2,654,390
4.15%, 09/17/50	3,626	2,809,462
4.30%, 11/01/47	1,721	1,375,134
5.00%, 04/05/46	2,450	2,184,561
5.00%, 05/20/49	1,975	1,767,618
6.00%, 05/16/54	1,920	1,949,718
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,090	3,551,104
2.38%, 12/15/31	535	456,597
2.90%, 12/15/51	2,525	1,619,947
3.75%, 03/14/26	5,064	5,007,882
4.20%, 03/01/48	3,605	2,996,353
4.35%, 01/30/47	2,762	2,351,484
4.38%, 03/15/29	7,667	7,573,225
4.55%, 11/08/27	3,450	3,450,694
4.65%, 03/15/30	7,325	7,305,923
4.75%, 03/15/39	3,218	3,046,954
4.85%, 11/15/31	7,325	7,306,204
4.90%, 03/15/49	6,891	6,372,121
5.00%, 03/15/35	11,970	11,926,104
5.15%, 03/15/34	1,691	1,710,482
5.35%, 11/15/44	2,075	2,071,350
5.40%, 09/15/33	2,395	2,470,474
5.40%, 03/15/55	8,525	8,468,303
5.45%, 03/15/53	1,445	1,437,868
5.45%, 03/15/54	1,425	1,419,071
5.70%, 09/15/53	4,485	4,618,297
5.75%, 11/01/32	1,615	1,705,121
5.88%, 08/01/33	2,145	2,284,134
6.25%, 11/01/52	1,625	1,797,926
Mercury General Corp., 4.40%, 03/15/27	2,585	2,533,160
MetLife Inc.
3.60%, 11/13/25	3,618	3,582,273
4.05%, 03/01/45	4,806	3,984,476
4.13%, 08/13/42	3,933	3,351,412
4.55%, 03/23/30	5,772	5,733,133
4.60%, 05/13/46	3,269	2,933,398
4.72%, 12/15/44	2,806	2,545,656
4.88%, 11/13/43	3,860	3,603,243
5.00%, 07/15/52	4,080	3,817,668
5.25%, 01/15/54	4,330	4,228,461
5.30%, 12/15/34	3,270	3,309,937
5.38%, 07/15/33	3,075	3,157,349
5.70%, 06/15/35	6,323	6,620,992
5.88%, 02/06/41	3,847	4,017,632
6.38%, 06/15/34	2,886	3,156,790
6.40%, 12/15/66	4,917	5,117,780
6.50%, 12/15/32(c)	2,265	2,512,124
10.75%, 08/01/69	2,412	3,358,425
MGIC Investment Corp., 5.25%, 08/15/28	240	236,478
Munich Re America Corp., Series B, 7.45%, 12/15/26	235	247,630
Nationwide Financial Services Inc., 6.75%, 05/15/87	694	708,976
NMI Holdings Inc., 6.00%, 08/15/29	1,040	1,050,200
Old Republic International Corp.
3.85%, 06/11/51	2,744	1,977,786
3.88%, 08/26/26	3,791	3,727,273
5.75%, 03/28/34	1,975	2,008,274

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
PartnerRe Finance B LLC
3.70%, 07/02/29	$3,916	$3,717,285
4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	467	427,611
Primerica Inc., 2.80%, 11/19/31	2,163	1,839,040
Principal Financial Group Inc.
2.13%, 06/15/30	3,469	2,997,129
3.10%, 11/15/26	2,795	2,709,146
3.70%, 05/15/29(c)	2,400	2,292,897
4.30%, 11/15/46	2,019	1,704,716
4.35%, 05/15/43	1,898	1,639,877
4.63%, 09/15/42	1,556	1,396,103
5.38%, 03/15/33	1,295	1,318,108
5.50%, 03/15/53	1,705	1,674,873
6.05%, 10/15/36	2,140	2,263,632
Progressive Corp. (The)
2.45%, 01/15/27	3,701	3,545,495
2.50%, 03/15/27	3,385	3,234,326
3.00%, 03/15/32	1,599	1,419,830
3.20%, 03/26/30	3,456	3,203,215
3.70%, 01/26/45	1,527	1,206,412
3.70%, 03/15/52	1,740	1,318,742
3.95%, 03/26/50	2,174	1,745,654
4.00%, 03/01/29	2,752	2,693,045
4.13%, 04/15/47	5,698	4,743,286
4.20%, 03/15/48	2,445	2,060,383
4.35%, 04/25/44	1,288	1,130,064
4.95%, 06/15/33	1,860	1,867,946
6.25%, 12/01/32	1,876	2,052,755
6.63%, 03/01/29	1,416	1,527,414
Prudential Financial Inc.
1.50%, 03/10/26	3,136	3,010,755
2.10%, 03/10/30(c)	3,915	3,457,782
3.00%, 03/10/40	2,707	2,054,155
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	1,175	1,064,598
3.70%, 03/13/51	6,629	5,010,008
3.88%, 03/27/28	2,962	2,887,159
3.91%, 12/07/47	4,411	3,476,192
3.94%, 12/07/49	5,016	3,934,385
4.35%, 02/25/50	4,257	3,586,444
4.42%, 03/27/48	2,338	1,995,562
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(c)	3,280	3,191,347
4.60%, 05/15/44	3,656	3,300,370
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	2,170	2,100,535
5.70%, 12/14/36	4,549	4,763,236
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(a)	3,978	4,002,618
5.75%, 07/15/33(c)	1,887	2,008,073
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	1,206	1,223,764
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	4,330	4,517,414
6.63%, 12/01/37	2,166	2,427,146
6.63%, 06/21/40	1,915	2,152,563
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	975	1,036,899
Prudential Funding Asia PLC
3.13%, 04/14/30(c)	3,616	3,338,781
3.63%, 03/24/32	2,250	2,057,809
Reinsurance Group of America Inc.
3.15%, 06/15/30	2,701	2,453,794
3.90%, 05/15/29	3,443	3,303,713
3.95%, 09/15/26	2,902	2,859,750
5.75%, 09/15/34	2,080	2,119,880
Security	Par (000)	Value
Insurance (continued)
6.00%, 09/15/33	$1,456	$1,519,164
RenaissanceRe Finance Inc., 3.45%, 07/01/27	2,823	2,737,571
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	2,605	2,468,788
5.75%, 06/05/33	3,750	3,801,692
Selective Insurance Group Inc., 5.38%, 03/01/49	430	408,774
SiriusPoint Ltd., 7.00%, 04/05/29	80	82,164
Stewart Information Services Corp., 3.60%, 11/15/31	2,475	2,134,715
Transatlantic Holdings Inc., 8.00%, 11/30/39	2,313	2,899,893
Travelers Companies Inc. (The)
2.55%, 04/27/50	3,196	1,963,371
3.05%, 06/08/51	4,539	3,096,684
3.75%, 05/15/46	2,335	1,842,871
4.00%, 05/30/47	3,204	2,626,502
4.05%, 03/07/48	2,936	2,436,925
4.10%, 03/04/49	2,796	2,305,054
4.30%, 08/25/45	1,881	1,617,207
4.60%, 08/01/43	2,010	1,818,269
5.35%, 11/01/40	3,607	3,611,289
5.45%, 05/25/53	2,005	2,040,929
6.25%, 06/15/37	4,008	4,389,590
6.75%, 06/20/36	2,082	2,365,511
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,293	2,564,460
Trinity Acquisition PLC, 4.40%, 03/15/26	3,223	3,200,044
Unum Group
4.00%, 06/15/29	2,321	2,231,122
4.13%, 06/15/51	2,340	1,775,949
4.50%, 12/15/49	965	786,564
5.75%, 08/15/42	2,600	2,584,610
6.00%, 06/15/54	845	855,705
W R Berkley Corp.
3.15%, 09/30/61(c)	1,045	644,282
3.55%, 03/30/52	1,223	875,645
4.00%, 05/12/50	2,606	2,049,461
4.75%, 08/01/44	2,628	2,363,763
Willis North America Inc.
2.95%, 09/15/29	3,914	3,572,476
3.88%, 09/15/49	3,450	2,600,466
4.50%, 09/15/28	3,363	3,311,565
4.65%, 06/15/27	4,558	4,541,749
5.05%, 09/15/48	2,535	2,285,648
5.35%, 05/15/33	1,855	1,861,571
5.90%, 03/05/54	3,090	3,096,454
XL Group Ltd., 5.25%, 12/15/43	2,190	2,067,147
		966,490,764
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(c)	4,200	3,590,657
2.70%, 02/09/41	3,345	2,394,480
3.15%, 02/09/51	7,780	5,338,106
3.25%, 02/09/61	4,203	2,765,936
3.40%, 12/06/27	12,064	11,628,385
4.00%, 12/06/37	4,675	4,122,364
4.20%, 12/06/47(c)	8,810	7,451,336
4.40%, 12/06/57(c)	4,335	3,671,415
4.50%, 11/28/34	3,592	3,416,683

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Alphabet Inc.
0.80%, 08/15/27	$6,665	$6,085,927
1.10%, 08/15/30	11,659	9,718,307
1.90%, 08/15/40	5,988	4,033,230
2.00%, 08/15/26	10,996	10,562,629
2.05%, 08/15/50	11,078	6,505,852
2.25%, 08/15/60(c)	6,015	3,448,643
Amazon.com Inc.
1.00%, 05/12/26	11,850	11,274,625
1.20%, 06/03/27	2,708	2,501,871
1.50%, 06/03/30	9,345	7,954,624
1.65%, 05/12/28	11,600	10,560,856
2.10%, 05/12/31	11,445	9,836,533
2.50%, 06/03/50	9,461	5,882,237
2.70%, 06/03/60	8,450	5,099,347
2.88%, 05/12/41	10,159	7,652,500
3.10%, 05/12/51	13,010	9,133,137
3.15%, 08/22/27	15,418	14,927,252
3.25%, 05/12/61	7,337	4,971,361
3.30%, 04/13/27	7,035	6,864,238
3.45%, 04/13/29	5,290	5,091,487
3.60%, 04/13/32	9,480	8,868,692
3.88%, 08/22/37	12,777	11,470,555
3.95%, 04/13/52	9,840	8,076,725
4.05%, 08/22/47	13,732	11,671,135
4.10%, 04/13/62	5,138	4,185,769
4.25%, 08/22/57	9,341	7,954,130
4.55%, 12/01/27	3,735	3,753,770
4.60%, 12/01/25	6,705	6,718,467
4.65%, 12/01/29	5,140	5,187,499
4.70%, 12/01/32	7,875	7,900,547
4.80%, 12/05/34	5,757	5,793,453
4.95%, 12/05/44	5,498	5,398,346
5.20%, 12/03/25	4,265	4,293,866
Baidu Inc.
1.63%, 02/23/27(c)	1,524	1,424,897
1.72%, 04/09/26	520	498,033
2.38%, 08/23/31(c)	760	651,271
3.43%, 04/07/30	1,425	1,328,099
3.63%, 07/06/27	1,964	1,913,452
4.38%, 03/29/28	2,260	2,231,116
4.88%, 11/14/28	1,965	1,969,160
Booking Holdings Inc.
3.55%, 03/15/28	3,539	3,429,690
3.60%, 06/01/26	5,436	5,361,369
4.63%, 04/13/30	8,034	8,006,281
eBay Inc.
1.40%, 05/10/26	5,155	4,906,005
2.60%, 05/10/31	4,055	3,527,308
2.70%, 03/11/30	4,415	3,971,141
3.60%, 06/05/27	4,995	4,881,700
3.65%, 05/10/51	4,365	3,193,722
4.00%, 07/15/42	2,696	2,194,835
5.90%, 11/22/25	1,090	1,102,247
5.95%, 11/22/27	1,695	1,755,825
6.30%, 11/22/32	2,080	2,244,976
Expedia Group Inc.
2.95%, 03/15/31(c)	2,673	2,378,092
3.25%, 02/15/30	5,664	5,236,806
3.80%, 02/15/28	3,514	3,402,127
4.63%, 08/01/27	1,951	1,943,130
Security	Par (000)	Value
Internet (continued)
5.00%, 02/15/26	$4,382	$4,389,596
JD.com Inc.
3.38%, 01/14/30(c)	2,265	2,119,059
3.88%, 04/29/26(c)	885	871,377
4.13%, 01/14/50(c)	1,900	1,567,685
Meta Platforms Inc.
3.50%, 08/15/27	15,920	15,569,701
3.85%, 08/15/32	14,660	13,810,878
4.30%, 08/15/29	4,165	4,133,558
4.45%, 08/15/52	12,195	10,703,130
4.55%, 08/15/31	5,035	4,996,451
4.60%, 05/15/28	4,905	4,937,486
4.65%, 08/15/62	6,170	5,468,523
4.75%, 08/15/34	11,495	11,365,358
4.80%, 05/15/30	5,575	5,645,180
4.95%, 05/15/33	6,025	6,124,158
5.40%, 08/15/54	10,050	10,083,439
5.55%, 08/15/64	9,220	9,333,747
5.60%, 05/15/53	10,415	10,808,485
5.75%, 05/15/63	6,310	6,573,018
Netflix Inc.
4.38%, 11/15/26	2,680	2,675,658
4.88%, 04/15/28	3,925	3,947,057
4.90%, 08/15/34	310	309,779
5.40%, 08/15/54	1,560	1,568,003
5.88%, 11/15/28	3,090	3,226,065
6.38%, 05/15/29	2,260	2,414,529
Tencent Music Entertainment Group, 2.00%, 09/03/30	3,551	3,013,536
Uber Technologies Inc.
4.30%, 01/15/30	30	29,186
4.80%, 09/15/34	6,140	5,948,207
5.35%, 09/15/54	440	418,329
VeriSign Inc.
2.70%, 06/15/31	4,215	3,609,365
4.75%, 07/15/27	4,045	4,010,649
Weibo Corp., 3.38%, 07/08/30(c)	4,384	3,935,449
		508,914,895
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,727	2,656,751
4.55%, 03/11/26	2,825	2,811,029
6.00%, 06/17/34	2,200	2,257,086
6.35%, 06/17/54	2,415	2,405,625
6.55%, 11/29/27	5,905	6,145,349
6.75%, 03/01/41	2,450	2,569,593
6.80%, 11/29/32	4,125	4,476,200
7.00%, 10/15/39	3,035	3,303,812
Nucor Corp.
2.70%, 06/01/30	3,284	2,954,350
2.98%, 12/15/55	5,652	3,520,948
3.13%, 04/01/32	845	750,475
3.85%, 04/01/52	3,090	2,394,604
3.95%, 05/01/28	2,283	2,232,373
4.30%, 05/23/27	4,285	4,267,466
4.40%, 05/01/48	1,404	1,211,081
5.20%, 08/01/43	1,100	1,079,526
6.40%, 12/01/37	1,601	1,767,361
Reliance Inc., 2.15%, 08/15/30	685	586,004
Steel Dynamics Inc.
1.65%, 10/15/27	1,260	1,153,772

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
3.25%, 01/15/31(c)	$2,521	$2,298,951
3.25%, 10/15/50	2,619	1,787,390
3.45%, 04/15/30	2,484	2,305,648
5.00%, 12/15/26	4,583	4,576,842
5.38%, 08/15/34	2,305	2,316,762
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,435,099
6.13%, 06/12/33	6,535	6,700,249
6.40%, 06/28/54	450	450,939
6.88%, 11/21/36	2,836	3,102,507
6.88%, 11/10/39	2,862	3,107,199
8.25%, 01/17/34(c)	1,640	1,979,600
Vale SA, 5.63%, 09/11/42	1,176	1,169,342
		82,773,933
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	2,164	1,780,858
4.40%, 09/15/32(c)	2,380	2,194,470
5.10%, 04/01/52	2,050	1,649,868
Brunswick Corp./DE, 5.85%, 03/18/29(c)	1,900	1,932,561
Harley-Davidson Inc., 4.63%, 07/28/45(c)	1,644	1,348,288
Polaris Inc., 6.95%, 03/15/29	840	886,606
		9,792,651
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29	2,566	2,380,084
3.70%, 01/15/31	2,050	1,848,972
5.85%, 08/01/34	2,415	2,423,657
Hyatt Hotels Corp.
4.38%, 09/15/28	2,935	2,869,544
4.85%, 03/15/26	3,693	3,694,900
5.25%, 06/30/29	1,560	1,568,628
5.50%, 06/30/34	1,535	1,535,484
5.75%, 01/30/27	2,755	2,808,710
5.75%, 04/23/30	2,302	2,361,156
Las Vegas Sands Corp.
3.50%, 08/18/26	800	777,426
3.90%, 08/08/29	3,160	2,951,940
5.90%, 06/01/27	1,170	1,187,913
6.00%, 08/15/29	2,150	2,191,308
6.20%, 08/15/34	2,390	2,433,035
Marriott International Inc./MD
4.88%, 05/15/29	1,215	1,216,078
4.90%, 04/15/29	1,230	1,232,444
5.00%, 10/15/27	3,710	3,748,824
5.30%, 05/15/34	2,425	2,425,291
5.35%, 03/15/35	700	696,486
5.45%, 09/15/26	705	715,180
5.55%, 10/15/28	2,635	2,708,930
Series AA, 4.65%, 12/01/28	2,979	2,966,635
Series FF, 4.63%, 06/15/30	5,937	5,857,088
Series GG, 3.50%, 10/15/32	3,979	3,538,730
Series HH, 2.85%, 04/15/31	1,061	932,842
Series II, 2.75%, 10/15/33	4,205	3,476,840
Series R, 3.13%, 06/15/26	4,718	4,607,586
Series X, 4.00%, 04/15/28	2,034	1,986,091
Sands China Ltd.
2.30%, 03/08/27(c)	2,570	2,392,277
2.85%, 03/08/29	2,760	2,475,955
3.25%, 08/08/31	2,680	2,321,043
Security	Par (000)	Value
Lodging (continued)
3.80%, 01/08/26	$1,685	$1,652,469
4.38%, 06/18/30	3,555	3,348,598
5.40%, 08/08/28	4,040	4,021,342
		83,353,486
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28	1,090	1,069,508
4.38%, 05/08/42	380	343,390
AGCO Corp.
5.45%, 03/21/27	2,875	2,904,714
5.80%, 03/21/34	2,805	2,853,497
Caterpillar Financial Services Corp.
0.80%, 11/13/25	1,434	1,381,353
0.90%, 03/02/26	2,165	2,068,573
1.10%, 09/14/27	2,826	2,583,649
1.15%, 09/14/26	3,270	3,085,021
1.70%, 01/08/27	4,200	3,963,793
2.40%, 08/09/26	2,624	2,533,999
3.60%, 08/12/27	3,835	3,763,547
4.35%, 05/15/26	5,045	5,045,944
4.38%, 08/16/29	1,685	1,669,359
4.40%, 10/15/27	2,165	2,163,172
4.45%, 10/16/26	2,755	2,757,612
4.50%, 01/08/27	1,605	1,609,677
4.80%, 01/06/26	1,250	1,255,165
4.85%, 02/27/29	2,205	2,233,249
5.00%, 05/14/27	2,390	2,423,565
5.05%, 02/27/26	3,120	3,146,548
Caterpillar Inc.
1.90%, 03/12/31	1,035	889,495
2.60%, 09/19/29(c)	3,326	3,043,378
2.60%, 04/09/30	4,920	4,452,100
3.25%, 09/19/49	4,794	3,479,264
3.25%, 04/09/50	5,617	4,078,106
3.80%, 08/15/42	7,513	6,264,549
4.30%, 05/15/44	2,677	2,363,650
4.75%, 05/15/64	2,233	2,015,266
5.20%, 05/27/41	3,636	3,628,130
5.30%, 09/15/35	1,555	1,607,687
6.05%, 08/15/36	2,398	2,638,753
CNH Industrial Capital LLC
1.45%, 07/15/26	2,040	1,927,820
1.88%, 01/15/26	2,060	1,989,386
4.50%, 10/08/27	700	695,059
4.55%, 04/10/28	3,145	3,120,019
5.10%, 04/20/29	2,405	2,421,645
5.50%, 01/12/29	2,060	2,106,131
CNH Industrial NV, 3.85%, 11/15/27	3,450	3,377,146
Deere & Co.
2.88%, 09/07/49	3,510	2,403,677
3.10%, 04/15/30	3,956	3,658,716
3.75%, 04/15/50	4,976	4,005,136
3.90%, 06/09/42	4,849	4,135,318
5.38%, 10/16/29	2,660	2,762,653
7.13%, 03/03/31	1,535	1,747,090
Dover Corp.
2.95%, 11/04/29	2,720	2,487,856
3.15%, 11/15/25	2,396	2,354,433
5.38%, 10/15/35	312	320,120
5.38%, 03/01/41	2,160	2,141,530

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Flowserve Corp.
2.80%, 01/15/32	$2,440	$2,070,349
3.50%, 10/01/30	2,428	2,217,160
IDEX Corp.
2.63%, 06/15/31	2,380	2,057,055
3.00%, 05/01/30	2,469	2,230,423
Ingersoll Rand Inc.
5.18%, 06/15/29	2,010	2,037,845
5.20%, 06/15/27	2,340	2,369,450
5.31%, 06/15/31	660	672,614
5.40%, 08/14/28	675	690,176
5.45%, 06/15/34	3,085	3,146,885
5.70%, 08/14/33	4,220	4,377,633
5.70%, 06/15/54	1,910	1,955,927
John Deere Capital Corp.
0.70%, 01/15/26	4,290	4,102,671
1.05%, 06/17/26	2,630	2,492,387
1.30%, 10/13/26	2,740	2,584,869
1.45%, 01/15/31	3,190	2,657,057
1.50%, 03/06/28	2,277	2,064,157
1.70%, 01/11/27	2,630	2,480,987
1.75%, 03/09/27	2,826	2,658,432
2.00%, 06/17/31	2,624	2,225,429
2.25%, 09/14/26	2,496	2,401,612
2.35%, 03/08/27(c)	1,378	1,313,498
2.45%, 01/09/30	3,206	2,886,705
2.65%, 06/10/26	1,449	1,410,097
2.80%, 09/08/27	3,182	3,041,522
2.80%, 07/18/29	3,331	3,084,267
3.05%, 01/06/28	1,210	1,162,563
3.35%, 04/18/29	3,120	2,975,092
3.45%, 03/07/29	3,224	3,080,070
3.90%, 06/07/32	1,330	1,253,124
4.15%, 09/15/27	3,775	3,752,359
4.20%, 07/15/27	1,960	1,948,121
4.35%, 09/15/32	2,740	2,669,541
4.40%, 09/08/31	3,585	3,499,685
4.50%, 01/08/27	2,230	2,234,984
4.50%, 01/16/29	2,910	2,903,192
4.70%, 06/10/30	2,800	2,804,178
4.75%, 06/08/26	3,865	3,884,799
4.75%, 01/20/28	1,475	1,487,447
4.80%, 01/09/26	2,195	2,204,818
4.85%, 03/05/27	2,105	2,126,000
4.85%, 06/11/29	2,945	2,973,018
4.85%, 10/11/29	3,020	3,053,703
4.90%, 06/11/27	2,825	2,855,320
4.90%, 03/03/28	290	293,192
4.90%, 03/07/31	2,785	2,800,698
4.95%, 03/06/26	2,930	2,947,820
4.95%, 07/14/28	1,965	1,991,243
5.05%, 03/03/26	1,185	1,194,180
5.10%, 04/11/34	3,570	3,615,606
5.15%, 09/08/26	1,065	1,080,681
5.15%, 09/08/33	2,165	2,206,142
Series 1, 5.05%, 06/12/34	2,915	2,944,202
Nordson Corp.
4.50%, 12/15/29	1,870	1,828,286
5.60%, 09/15/28	1,040	1,068,854
5.80%, 09/15/33	1,305	1,365,712
Security	Par (000)	Value
Machinery (continued)
nVent Finance SARL
2.75%, 11/15/31	$1,753	$1,485,274
4.55%, 04/15/28	3,424	3,394,228
5.65%, 05/15/33	1,565	1,595,889
Oshkosh Corp.
3.10%, 03/01/30	1,541	1,400,715
4.60%, 05/15/28	2,238	2,213,405
Otis Worldwide Corp.
2.29%, 04/05/27	2,068	1,960,729
2.57%, 02/15/30	7,936	7,070,520
3.11%, 02/15/40	4,748	3,682,981
3.36%, 02/15/50	4,046	2,917,258
5.25%, 08/16/28	2,635	2,681,097
Rockwell Automation Inc.
1.75%, 08/15/31	1,925	1,592,829
2.80%, 08/15/61	2,093	1,219,194
3.50%, 03/01/29	2,758	2,630,029
4.20%, 03/01/49	4,093	3,485,518
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	4,453	4,341,903
4.70%, 09/15/28	6,965	6,932,099
5.61%, 03/11/34	935	960,963
Xylem Inc./New York
1.95%, 01/30/28	3,917	3,609,081
2.25%, 01/30/31	2,953	2,551,397
3.25%, 11/01/26	3,323	3,235,407
4.38%, 11/01/46	1,765	1,480,581
		314,844,382
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26	3,510	3,359,408
2.38%, 08/26/29	5,090	4,574,038
2.88%, 10/15/27	4,483	4,273,311
3.05%, 04/15/30(c)	4,130	3,802,258
3.13%, 09/19/46	2,507	1,784,932
3.25%, 08/26/49	4,883	3,456,402
3.38%, 03/01/29	4,368	4,135,030
3.63%, 09/14/28	3,045	2,940,997
3.63%, 10/15/47	2,256	1,701,890
3.70%, 04/15/50(c)	3,097	2,381,752
3.88%, 06/15/44	1,910	1,554,009
4.00%, 09/14/48(c)	4,755	3,959,759
5.70%, 03/15/37(c)	2,442	2,582,952
Carlisle Companies Inc.
2.20%, 03/01/32	1,750	1,447,690
2.75%, 03/01/30	4,119	3,704,133
3.75%, 12/01/27	2,565	2,493,407
Eaton Corp.
3.10%, 09/15/27	3,222	3,105,647
3.92%, 09/15/47	2,909	2,339,634
4.00%, 11/02/32	4,769	4,536,434
4.15%, 03/15/33	3,875	3,704,799
4.15%, 11/02/42	4,729	4,089,544
4.35%, 05/18/28	1,345	1,338,395
4.70%, 08/23/52	2,395	2,198,916
Illinois Tool Works Inc.
2.65%, 11/15/26	6,469	6,256,655
3.90%, 09/01/42	4,587	3,850,466
4.88%, 09/15/41	2,845	2,728,755
Parker-Hannifin Corp.
3.25%, 03/01/27	5,266	5,110,268

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
3.25%, 06/14/29	$4,268	$4,008,520
4.00%, 06/14/49	4,141	3,378,500
4.10%, 03/01/47	2,626	2,148,051
4.20%, 11/21/34	1,940	1,821,182
4.25%, 09/15/27	3,970	3,935,943
4.45%, 11/21/44	2,942	2,584,735
4.50%, 09/15/29	4,278	4,247,767
6.25%, 05/15/38	1,396	1,516,875
Pentair Finance SARL
4.50%, 07/01/29	2,773	2,702,605
5.90%, 07/15/32	1,230	1,288,324
Teledyne Technologies Inc.
1.60%, 04/01/26	1,645	1,572,525
2.25%, 04/01/28	1,175	1,083,895
2.75%, 04/01/31	2,555	2,257,337
Textron Inc.
2.45%, 03/15/31	2,628	2,238,415
3.00%, 06/01/30	2,890	2,613,054
3.38%, 03/01/28	1,863	1,774,844
3.65%, 03/15/27	4,360	4,245,637
3.90%, 09/17/29	2,524	2,410,954
4.00%, 03/15/26	4,699	4,645,178
6.10%, 11/15/33	1,420	1,489,885
		139,375,707
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,351	5,574,605
2.30%, 02/01/32	4,960	3,913,551
2.80%, 04/01/31	7,004	5,887,236
3.50%, 06/01/41	6,372	4,351,670
3.50%, 03/01/42	5,825	3,933,307
3.70%, 04/01/51	8,709	5,448,533
3.75%, 02/15/28	5,559	5,290,592
3.85%, 04/01/61	8,555	5,140,725
3.90%, 06/01/52	10,270	6,611,997
3.95%, 06/30/62	6,616	4,001,634
4.20%, 03/15/28	6,398	6,169,079
4.40%, 04/01/33	4,330	3,866,557
4.40%, 12/01/61	6,773	4,502,338
4.80%, 03/01/50	11,691	8,780,471
5.05%, 03/30/29	6,098	5,980,608
5.13%, 07/01/49	4,565	3,580,140
5.25%, 04/01/53(c)	6,445	5,147,417
5.38%, 04/01/38	3,603	3,207,145
5.38%, 05/01/47	10,203	8,325,517
5.50%, 04/01/63	4,700	3,737,057
5.75%, 04/01/48	10,376	8,851,559
6.10%, 06/01/29	5,030	5,133,113
6.15%, 11/10/26	5,680	5,798,447
6.38%, 10/23/35	8,040	8,037,925
6.48%, 10/23/45	14,284	13,521,513
6.55%, 06/01/34	6,000	6,108,325
6.65%, 02/01/34	4,135	4,245,298
6.83%, 10/23/55	2,743	2,660,196
Comcast Corp.
1.50%, 02/15/31	6,470	5,306,074
1.95%, 01/15/31	7,351	6,218,962
2.35%, 01/15/27	5,916	5,642,837
2.45%, 08/15/52	6,055	3,473,750
Security	Par (000)	Value
Media (continued)
2.65%, 02/01/30	$7,928	$7,148,561
2.65%, 08/15/62	5,354	2,972,794
2.80%, 01/15/51	6,714	4,208,759
2.89%, 11/01/51	17,905	11,363,573
2.94%, 11/01/56	22,041	13,576,101
2.99%, 11/01/63	16,458	9,835,530
3.15%, 03/01/26	11,369	11,159,388
3.15%, 02/15/28	9,095	8,687,869
3.20%, 07/15/36	4,490	3,697,394
3.25%, 11/01/39	4,382	3,405,210
3.30%, 02/01/27	6,001	5,848,436
3.30%, 04/01/27	3,609	3,511,951
3.40%, 04/01/30	7,050	6,581,572
3.40%, 07/15/46	3,932	2,877,989
3.45%, 02/01/50	8,240	5,918,934
3.55%, 05/01/28	4,721	4,555,020
3.75%, 04/01/40	6,554	5,411,875
3.90%, 03/01/38	5,479	4,726,583
3.97%, 11/01/47	5,982	4,731,355
4.00%, 08/15/47	4,007	3,201,316
4.00%, 03/01/48	5,151	4,105,130
4.00%, 11/01/49	8,508	6,738,154
4.05%, 11/01/52	4,399	3,460,899
4.15%, 10/15/28	11,794	11,578,887
4.20%, 08/15/34	5,545	5,184,495
4.25%, 10/15/30	6,224	6,054,214
4.25%, 01/15/33	8,746	8,311,792
4.40%, 08/15/35	5,224	4,891,654
4.55%, 01/15/29	5,420	5,399,544
4.60%, 10/15/38	5,190	4,799,181
4.60%, 08/15/45	4,336	3,844,553
4.65%, 02/15/33	6,125	6,028,365
4.65%, 07/15/42	3,832	3,461,214
4.70%, 10/15/48	8,203	7,386,267
4.75%, 03/01/44	1,264	1,142,104
4.80%, 05/15/33	4,955	4,893,916
4.95%, 10/15/58	4,524	4,102,067
5.10%, 06/01/29	5,450	5,538,798
5.30%, 06/01/34(c)	4,490	4,567,970
5.35%, 11/15/27	4,539	4,646,221
5.35%, 05/15/53	5,630	5,448,817
5.50%, 11/15/32	5,200	5,395,249
5.50%, 05/15/64	5,950	5,797,098
5.65%, 06/15/35	3,316	3,446,050
5.65%, 06/01/54	4,180	4,237,896
6.45%, 03/15/37	1,135	1,246,408
6.50%, 11/15/35	3,027	3,356,628
6.55%, 07/01/39	985	1,089,562
6.95%, 08/15/37	2,290	2,620,173
7.05%, 03/15/33	4,482	5,094,312
Discovery Communications LLC
3.63%, 05/15/30	5,027	4,451,856
3.95%, 03/20/28	7,955	7,506,516
4.00%, 09/15/55	2,370	1,543,192
4.13%, 05/15/29	3,738	3,478,118
4.65%, 05/15/50	1,695	1,230,749
4.90%, 03/11/26	4,447	4,421,285
5.00%, 09/20/37	4,560	3,847,565
5.20%, 09/20/47	7,400	5,782,921
6.35%, 06/01/40	2,001	1,872,794

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
FactSet Research Systems Inc.
2.90%, 03/01/27	$1,850	$1,773,792
3.45%, 03/01/32	2,175	1,939,325
Fox Corp.
3.50%, 04/08/30(c)	4,563	4,242,554
4.71%, 01/25/29	9,427	9,386,484
5.48%, 01/25/39	5,236	5,056,805
5.58%, 01/25/49	6,768	6,417,522
6.50%, 10/13/33	3,310	3,524,533
Grupo Televisa SAB
5.00%, 05/13/45(c)	1,165	894,191
5.25%, 05/24/49	395	315,767
6.13%, 01/31/46(c)	3,674	3,323,700
6.63%, 01/15/40	2,616	2,493,474
8.50%, 03/11/32	2,140	2,394,579
NBCUniversal Media LLC
4.45%, 01/15/43	4,473	3,906,442
5.95%, 04/01/41	2,966	3,088,664
6.40%, 04/30/40	1,572	1,713,823
Paramount Global
2.90%, 01/15/27(c)	1,189	1,129,525
3.38%, 02/15/28	2,494	2,317,618
3.70%, 06/01/28	2,365	2,212,272
4.20%, 06/01/29(c)	2,010	1,881,201
4.20%, 05/19/32	4,275	3,721,115
4.38%, 03/15/43	3,966	2,849,861
4.60%, 01/15/45	2,607	1,881,578
4.85%, 07/01/42	2,237	1,734,249
4.90%, 08/15/44	2,396	1,779,048
4.95%, 01/15/31	5,125	4,759,414
4.95%, 05/19/50	3,898	2,901,495
5.25%, 04/01/44	1,495	1,158,485
5.50%, 05/15/33	1,772	1,642,856
5.85%, 09/01/43	3,424	2,906,325
5.90%, 10/15/40(c)	1,962	1,696,938
6.88%, 04/30/36	3,636	3,634,097
7.88%, 07/30/30	3,421	3,684,694
TCI Communications Inc.
7.13%, 02/15/28	3,507	3,758,396
7.88%, 02/15/26	5,423	5,633,333
Thomson Reuters Corp.
3.35%, 05/15/26	4,438	4,347,798
5.50%, 08/15/35	2,642	2,687,932
5.65%, 11/23/43	1,746	1,729,941
5.85%, 04/15/40	2,689	2,773,973
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5,183	5,819,106
Time Warner Cable LLC
4.50%, 09/15/42	5,941	4,427,056
5.50%, 09/01/41	5,059	4,259,144
5.88%, 11/15/40	5,583	4,927,238
6.55%, 05/01/37	6,217	5,970,053
6.75%, 06/15/39	6,401	6,226,586
7.30%, 07/01/38	6,171	6,284,284
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	6,269	5,994,172
2.95%, 06/15/27(c)	4,444	4,274,239
3.00%, 02/13/26	6,395	6,271,691
3.00%, 07/30/46	2,509	1,729,957
3.70%, 12/01/42	2,156	1,729,437
4.13%, 06/01/44	4,067	3,434,992
Security	Par (000)	Value
Media (continued)
4.38%, 08/16/41	$1,795	$1,593,191
Series B, 7.00%, 03/01/32	3,992	4,530,703
Series E, 4.13%, 12/01/41	2,493	2,130,791
Walt Disney Co. (The)
1.75%, 01/13/26	7,462	7,218,812
2.00%, 09/01/29	9,862	8,767,425
2.20%, 01/13/28	5,062	4,727,612
2.65%, 01/13/31	9,513	8,455,901
2.75%, 09/01/49	8,837	5,710,642
3.38%, 11/15/26	3,129	3,065,758
3.50%, 05/13/40	6,932	5,609,774
3.60%, 01/13/51	11,157	8,419,186
3.70%, 03/23/27	4,187	4,119,687
3.80%, 03/22/30	5,589	5,358,254
3.80%, 05/13/60	5,407	4,046,381
4.63%, 03/23/40	2,661	2,507,049
4.70%, 03/23/50	7,305	6,710,060
4.75%, 09/15/44	2,804	2,585,993
4.75%, 11/15/46	2,063	1,890,461
4.95%, 10/15/45	2,016	1,901,025
5.40%, 10/01/43	3,142	3,147,486
6.15%, 03/01/37(c)	1,490	1,609,024
6.15%, 02/15/41	2,237	2,424,945
6.20%, 12/15/34	4,690	5,156,973
6.40%, 12/15/35	3,884	4,297,579
6.55%, 03/15/33	3,180	3,523,710
6.65%, 11/15/37	5,132	5,798,967
7.75%, 12/01/45	1,605	2,071,341
		771,891,486
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	3,240	2,698,578
4.38%, 06/15/45	1,968	1,718,039
Timken Co. (The)
4.13%, 04/01/32	1,875	1,753,426
4.50%, 12/15/28	2,680	2,614,090
Valmont Industries Inc.
5.00%, 10/01/44	2,274	2,098,745
5.25%, 10/01/54	1,524	1,398,221
		12,281,099
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	3,620	3,339,403
3.75%, 10/01/30	1,923	1,745,352
Barrick Gold Corp.
5.25%, 04/01/42	225	220,304
6.45%, 10/15/35	1,403	1,526,762
Barrick North America Finance LLC
5.70%, 05/30/41	4,173	4,224,677
5.75%, 05/01/43	3,572	3,648,268
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	3,953	4,119,144
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	3,791	3,280,410
4.75%, 02/28/28	4,020	4,040,180
4.88%, 02/27/26	4,765	4,783,026
4.90%, 02/28/33	1,935	1,929,902
5.00%, 09/30/43	10,738	10,305,394
5.10%, 09/08/28	5,863	5,950,912
5.25%, 09/08/26	5,990	6,059,781

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.25%, 09/08/30	$4,570	$4,684,219
5.25%, 09/08/33	5,610	5,702,038
5.50%, 09/08/53	2,390	2,430,765
6.42%, 03/01/26	3,910	3,994,473
Freeport-McMoRan Inc.
4.13%, 03/01/28	3,462	3,369,093
4.25%, 03/01/30	2,381	2,278,110
4.38%, 08/01/28	2,816	2,744,563
4.63%, 08/01/30	3,546	3,458,239
5.00%, 09/01/27	3,773	3,769,292
5.25%, 09/01/29	3,245	3,248,060
5.40%, 11/14/34	3,446	3,447,451
5.45%, 03/15/43	7,675	7,365,771
Kinross Gold Corp.
4.50%, 07/15/27	3,315	3,279,413
6.25%, 07/15/33	780	827,195
Newmont Corp.
2.25%, 10/01/30	4,863	4,242,109
2.60%, 07/15/32(c)	4,975	4,259,006
2.80%, 10/01/29	3,587	3,283,604
4.88%, 03/15/42	3,998	3,744,166
5.45%, 06/09/44	2,957	2,920,661
5.88%, 04/01/35	2,935	3,085,930
6.25%, 10/01/39	2,911	3,153,182
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	540	499,848
4.20%, 05/13/50	190	160,549
5.30%, 03/15/26	5,135	5,179,712
5.35%, 03/15/34	4,234	4,306,672
5.75%, 11/15/41	630	642,159
Rio Tinto Alcan Inc.
5.75%, 06/01/35	2,083	2,192,570
6.13%, 12/15/33	4,048	4,372,407
7.25%, 03/15/31	2,523	2,835,532
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	5,619	3,561,930
5.20%, 11/02/40	4,504	4,457,238
7.13%, 07/15/28	3,816	4,127,615
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,054	2,628,426
4.75%, 03/22/42	3,655	3,431,706
5.00%, 03/09/33	2,395	2,423,813
5.13%, 03/09/53	3,733	3,587,323
Southern Copper Corp.
5.25%, 11/08/42	7,067	6,610,192
5.88%, 04/23/45	3,838	3,851,808
6.75%, 04/16/40	6,131	6,756,768
7.50%, 07/27/35	4,673	5,417,759
Yamana Gold Inc., 2.63%, 08/15/31	1,565	1,329,924
		198,834,806
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	2,950	2,941,341
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	2,300	2,292,634
International Bank for Reconstruction & Development
1.36%, 01/21/31	40	33,195
1.55%, 03/19/30	580	493,093
5.06%, 02/28/39	75	73,546
		5,833,809
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	$6,749	$6,443,061
3.25%, 02/15/29	5,004	4,622,777
3.28%, 12/01/28	3,770	3,511,458
3.57%, 12/01/31	5,625	5,040,331
4.25%, 04/01/28	6,192	6,025,375
5.10%, 03/01/30	420	417,068
5.55%, 08/22/34	340	338,098
		26,398,168
Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30(c)	2,585	2,432,992
4.38%, 10/15/28	835	806,429
4.75%, 04/15/43	2,730	2,196,408
5.10%, 09/01/40	5,215	4,513,644
5.25%, 02/01/42	2,460	2,126,680
5.35%, 07/01/49	2,080	1,718,423
6.00%, 01/15/37	3,135	3,134,572
BP Capital Markets America Inc.
1.75%, 08/10/30	4,676	3,965,045
2.72%, 01/12/32	8,855	7,668,107
2.77%, 11/10/50	6,985	4,346,317
2.94%, 06/04/51	9,895	6,351,839
3.00%, 02/24/50	8,750	5,754,706
3.00%, 03/17/52	5,760	3,739,374
3.02%, 01/16/27	4,666	4,514,338
3.06%, 06/17/41	6,240	4,614,936
3.12%, 05/04/26	5,849	5,728,587
3.38%, 02/08/61	8,383	5,533,082
3.41%, 02/11/26	6,281	6,197,437
3.54%, 04/06/27	2,924	2,855,371
3.59%, 04/14/27	4,348	4,248,887
3.63%, 04/06/30	5,787	5,472,901
3.94%, 09/21/28	5,703	5,553,755
4.23%, 11/06/28	6,895	6,781,804
4.70%, 04/10/29	5,375	5,364,069
4.81%, 02/13/33	5,415	5,306,477
4.89%, 09/11/33	4,535	4,461,295
4.97%, 10/17/29	3,715	3,750,354
4.99%, 04/10/34	4,515	4,461,267
5.02%, 11/17/27	4,315	4,371,065
5.23%, 11/17/34	3,575	3,591,071
BP Capital Markets PLC
3.28%, 09/19/27	6,880	6,642,248
3.72%, 11/28/28	5,212	5,024,042
Burlington Resources LLC
5.95%, 10/15/36	350	370,579
7.20%, 08/15/31	950	1,070,700
7.40%, 12/01/31	495	563,292
Canadian Natural Resources Ltd.
2.95%, 07/15/30	2,715	2,427,265
3.85%, 06/01/27	6,146	6,010,623
4.95%, 06/01/47	4,638	4,081,987
5.85%, 02/01/35	1,845	1,870,005
6.25%, 03/15/38	4,593	4,767,466
6.45%, 06/30/33	1,655	1,756,624
6.50%, 02/15/37	2,404	2,530,795
6.75%, 02/01/39	1,895	2,040,702
7.20%, 01/15/32	1,540	1,711,601
Cenovus Energy Inc.
2.65%, 01/15/32	1,426	1,197,463

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.75%, 02/15/52	$5,715	$4,070,151
4.25%, 04/15/27	2,065	2,035,599
5.25%, 06/15/37	1,460	1,395,558
5.40%, 06/15/47	2,404	2,231,207
6.75%, 11/15/39	1,730	1,886,493
Chevron Corp.
2.00%, 05/11/27	6,150	5,806,000
2.24%, 05/11/30	6,666	5,887,134
2.95%, 05/16/26	11,857	11,603,991
3.08%, 05/11/50	5,256	3,646,946
3.33%, 11/17/25	4,329	4,277,790
Chevron USA Inc.
1.02%, 08/12/27	4,304	3,931,572
2.34%, 08/12/50	4,393	2,597,892
3.25%, 10/15/29	2,871	2,710,068
3.85%, 01/15/28	3,771	3,715,828
5.25%, 11/15/43	1,540	1,535,692
6.00%, 03/01/41	1,685	1,818,863
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,163,837
3.30%, 09/30/49	1,315	996,808
4.25%, 05/09/43	3,599	3,278,940
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	448,896
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,922	3,905,063
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	3,000	3,597,330
Conoco Funding Co., 7.25%, 10/15/31	2,009	2,268,891
ConocoPhillips Co.
3.76%, 03/15/42	9,290	7,521,238
3.80%, 03/15/52	3,375	2,563,172
4.03%, 03/15/62	9,807	7,428,913
4.30%, 11/15/44	3,200	2,735,855
4.88%, 10/01/47	550	495,596
5.05%, 09/15/33	3,840	3,857,428
5.30%, 05/15/53	3,765	3,620,257
5.55%, 03/15/54	2,705	2,701,462
5.70%, 09/15/63	2,495	2,507,541
5.90%, 10/15/32	2,226	2,386,536
5.90%, 05/15/38	1,002	1,051,577
5.95%, 03/15/46	835	873,672
6.50%, 02/01/39	2,874	3,180,719
6.95%, 04/15/29	2,885	3,160,119
Continental Resources Inc./OK
4.38%, 01/15/28	5,250	5,092,702
4.90%, 06/01/44	3,745	3,092,704
Coterra Energy Inc.
3.90%, 05/15/27	4,428	4,314,863
4.38%, 03/15/29	3,005	2,907,333
5.60%, 03/15/34	2,195	2,191,895
Devon Energy Corp.
4.50%, 01/15/30	5,420	5,245,289
4.75%, 05/15/42	3,818	3,244,108
5.00%, 06/15/45	4,022	3,447,163
5.20%, 09/15/34	3,725	3,581,692
5.25%, 10/15/27	4,055	4,072,683
5.60%, 07/15/41	5,437	5,145,229
5.75%, 09/15/54	3,855	3,589,123
5.85%, 12/15/25	4,120	4,148,307
5.88%, 06/15/28	2,865	2,885,841
Security	Par (000)	Value
Oil & Gas (continued)
7.88%, 09/30/31	$1,537	$1,748,037
7.95%, 04/15/32	1,445	1,653,063
Diamondback Energy Inc.
3.13%, 03/24/31	4,022	3,582,662
3.25%, 12/01/26	5,081	4,932,716
3.50%, 12/01/29	3,643	3,400,937
4.25%, 03/15/52	3,964	3,089,802
4.40%, 03/24/51	3,255	2,610,485
5.15%, 01/30/30	5,260	5,286,608
5.20%, 04/18/27	5,490	5,546,170
5.40%, 04/18/34	5,670	5,657,676
5.75%, 04/18/54	4,240	4,114,308
5.90%, 04/18/64	3,315	3,221,297
6.25%, 03/15/33	4,415	4,652,096
6.25%, 03/15/53	3,075	3,167,614
Eni USA Inc., 7.30%, 11/15/27	1,140	1,215,054
EOG Resources Inc.
3.90%, 04/01/35	3,563	3,220,592
4.15%, 01/15/26	6,172	6,133,718
4.38%, 04/15/30	3,999	3,924,924
4.95%, 04/15/50	4,579	4,199,988
EQT Corp.
3.90%, 10/01/27	5,611	5,463,049
5.00%, 01/15/29	2,895	2,863,297
5.70%, 04/01/28	2,480	2,526,295
5.75%, 02/01/34(c)	2,730	2,739,695
7.00%, 02/01/30	2,985	3,192,103
Equinor ASA
1.75%, 01/22/26	901	871,938
2.38%, 05/22/30	4,772	4,259,968
3.00%, 04/06/27	921	891,996
3.13%, 04/06/30	5,646	5,231,900
3.25%, 11/18/49	3,909	2,787,037
3.63%, 09/10/28	4,221	4,089,538
3.63%, 04/06/40	2,099	1,729,792
3.70%, 04/06/50	3,905	3,033,312
3.95%, 05/15/43	3,552	2,984,240
4.25%, 11/23/41	2,330	2,071,636
4.80%, 11/08/43	3,025	2,856,242
5.10%, 08/17/40	3,102	3,057,520
7.25%, 09/23/27	940	1,009,356
Expand Energy Corp.
4.75%, 02/01/32	140	131,528
5.38%, 02/01/29	10	9,848
5.38%, 03/15/30	170	167,152
Exxon Mobil Corp.
2.28%, 08/16/26	5,430	5,236,031
2.44%, 08/16/29	7,341	6,706,297
2.61%, 10/15/30	6,965	6,242,070
3.00%, 08/16/39	7,475	5,794,133
3.04%, 03/01/26	11,421	11,213,848
3.10%, 08/16/49	8,911	6,183,837
3.29%, 03/19/27	4,060	3,976,854
3.45%, 04/15/51	8,453	6,198,745
3.48%, 03/19/30	5,324	5,043,470
3.57%, 03/06/45	3,937	3,080,825
4.11%, 03/01/46	11,821	9,965,169
4.23%, 03/19/40	7,021	6,273,078
4.33%, 03/19/50	10,480	9,008,089
Helmerich & Payne Inc.
2.90%, 09/29/31	2,015	1,690,817

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.65%, 12/01/27(b)	$710	$701,434
5.50%, 12/01/34(b)(c)	290	274,395
Hess Corp.
4.30%, 04/01/27	6,917	6,843,017
5.60%, 02/15/41	5,883	5,897,198
5.80%, 04/01/47	2,549	2,585,351
6.00%, 01/15/40	3,503	3,671,410
7.13%, 03/15/33	2,937	3,291,755
7.30%, 08/15/31	2,839	3,177,341
7.88%, 10/01/29	2,167	2,426,154
HF Sinclair Corp.
4.50%, 10/01/30	1,697	1,618,527
5.00%, 02/01/28	1,385	1,371,313
5.88%, 04/01/26	4,796	4,837,288
6.38%, 04/15/27	825	835,426
Marathon Oil Corp.
4.40%, 07/15/27	6,823	6,764,014
5.20%, 06/01/45	3,236	3,052,411
5.30%, 04/01/29	2,595	2,638,884
5.70%, 04/01/34	2,425	2,513,550
6.60%, 10/01/37	4,218	4,638,984
6.80%, 03/15/32	2,429	2,670,314
Marathon Petroleum Corp.
3.80%, 04/01/28	3,243	3,139,482
4.50%, 04/01/48	3,132	2,515,794
4.75%, 09/15/44	4,656	3,961,971
5.00%, 09/15/54	2,588	2,197,608
5.13%, 12/15/26	6,059	6,095,991
6.50%, 03/01/41	3,496	3,673,566
Occidental Petroleum Corp.
4.20%, 03/15/48	2,910	2,155,051
4.40%, 04/15/46	5,512	4,216,151
5.00%, 08/01/27	4,260	4,257,214
5.20%, 08/01/29	6,180	6,157,329
5.38%, 01/01/32	4,630	4,568,723
5.50%, 12/01/25	3,020	3,027,398
5.55%, 03/15/26	5,395	5,427,434
5.55%, 10/01/34	3,525	3,470,157
6.05%, 10/01/54	4,217	4,081,258
6.13%, 01/01/31	4,950	5,100,435
6.20%, 03/15/40	1,575	1,562,523
6.38%, 09/01/28(c)	595	616,103
6.45%, 09/15/36	7,925	8,197,983
6.60%, 03/15/46	3,700	3,778,581
6.63%, 09/01/30	6,495	6,824,864
7.50%, 05/01/31	3,725	4,122,381
7.88%, 09/15/31	1,632	1,829,112
7.95%, 06/15/39	2,120	2,444,924
8.50%, 07/15/27	2,965	3,177,400
8.88%, 07/15/30	4,660	5,354,254
Ovintiv Inc.
5.38%, 01/01/26	3,629	3,633,634
5.65%, 05/15/28	2,535	2,568,628
6.25%, 07/15/33	2,120	2,187,114
6.50%, 08/15/34	2,779	2,912,275
6.50%, 02/01/38	2,305	2,373,655
6.63%, 08/15/37	2,220	2,307,881
7.10%, 07/15/53	2,625	2,861,171
7.20%, 11/01/31	1,835	1,993,454
7.38%, 11/01/31	2,185	2,396,300
8.13%, 09/15/30	1,980	2,233,580
Security	Par (000)	Value
Oil & Gas (continued)
Patterson-UTI Energy Inc.
3.95%, 02/01/28	$610	$581,185
5.15%, 11/15/29(c)	880	861,586
7.15%, 10/01/33	1,325	1,400,848
Phillips 66
1.30%, 02/15/26	4,559	4,368,631
2.15%, 12/15/30	3,675	3,138,448
3.30%, 03/15/52	5,330	3,529,700
3.90%, 03/15/28	3,816	3,713,254
4.65%, 11/15/34	6,831	6,455,862
4.88%, 11/15/44	6,488	5,789,801
5.88%, 05/01/42	5,494	5,561,593
Phillips 66 Co.
3.15%, 12/15/29	2,991	2,754,616
3.55%, 10/01/26	2,930	2,869,418
3.75%, 03/01/28	4,211	4,076,777
4.68%, 02/15/45	2,920	2,506,347
4.90%, 10/01/46	3,467	3,023,036
4.95%, 12/01/27	4,230	4,266,812
4.95%, 03/15/35	4,470	4,282,218
5.25%, 06/15/31(c)	3,195	3,222,751
5.30%, 06/30/33(c)	3,730	3,738,227
5.50%, 03/15/55	1,450	1,366,589
5.65%, 06/15/54	2,470	2,394,555
Pioneer Natural Resources Co.
1.13%, 01/15/26	790	758,692
1.90%, 08/15/30	5,755	4,905,192
2.15%, 01/15/31	1,110	951,626
5.10%, 03/29/26	2,625	2,645,068
Shell Finance U.S. Inc.
2.38%, 11/07/29	6,546	5,899,437
2.75%, 04/06/30	4,003	3,642,154
3.25%, 04/06/50	8,358	5,879,889
3.75%, 09/12/46	5,246	4,086,047
4.00%, 05/10/46	9,109	7,404,829
4.13%, 05/11/35	7,953	7,400,620
4.38%, 05/11/45	11,368	9,821,650
4.55%, 08/12/43	4,023	3,638,759
Shell International Finance BV
2.50%, 09/12/26(c)	7,546	7,281,830
2.75%, 04/06/30	290	264,463
2.88%, 05/10/26	9,552	9,327,895
2.88%, 11/26/41	2,830	2,076,294
3.00%, 11/26/51	5,425	3,590,169
3.13%, 11/07/49	5,978	4,108,635
3.63%, 08/21/42	2,813	2,263,116
3.88%, 11/13/28	5,875	5,733,609
5.50%, 03/25/40	4,773	4,883,834
6.38%, 12/15/38	10,406	11,557,847
Suncor Energy Inc.
3.75%, 03/04/51	4,278	3,110,450
4.00%, 11/15/47	4,002	3,039,863
5.95%, 12/01/34	2,420	2,531,042
6.80%, 05/15/38	2,326	2,534,287
6.85%, 06/01/39	3,846	4,220,785
7.15%, 02/01/32	2,022	2,242,831
Tosco Corp., 8.13%, 02/15/30	2,385	2,760,993
TotalEnergies Capital International SA
2.83%, 01/10/30	6,319	5,783,225
2.99%, 06/29/41	3,048	2,256,084
3.13%, 05/29/50	10,761	7,384,967

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.39%, 06/29/60	$2,435	$1,644,406
3.46%, 02/19/29	6,054	5,804,504
3.46%, 07/12/49	6,055	4,450,122
TotalEnergies Capital SA
3.88%, 10/11/28	5,432	5,298,935
4.72%, 09/10/34	3,540	3,451,620
5.15%, 04/05/34	4,340	4,381,847
5.28%, 09/10/54	3,450	3,313,748
5.43%, 09/10/64	3,550	3,423,491
5.49%, 04/05/54	4,350	4,317,257
5.64%, 04/05/64	2,955	2,937,545
Valero Energy Corp.
2.15%, 09/15/27	3,240	3,024,368
2.80%, 12/01/31	2,305	1,982,329
3.40%, 09/15/26	915	891,406
3.65%, 12/01/51	4,230	2,947,873
4.00%, 04/01/29	1,585	1,529,016
4.00%, 06/01/52	2,935	2,173,813
4.35%, 06/01/28	5,326	5,253,314
4.90%, 03/15/45	3,181	2,861,890
6.63%, 06/15/37	7,095	7,632,193
7.50%, 04/15/32	3,018	3,416,525
Woodside Finance Ltd.
5.10%, 09/12/34	4,200	4,065,604
5.70%, 09/12/54	4,150	4,022,334
		1,035,361,363
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,039	4,866,435
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	4,465	4,247,507
3.14%, 11/07/29	2,521	2,335,529
3.34%, 12/15/27	7,291	7,013,278
4.08%, 12/15/47	6,283	5,080,940
4.49%, 05/01/30	2,569	2,525,501
Halliburton Co.
2.92%, 03/01/30	2,773	2,513,727
3.80%, 11/15/25	2,781	2,750,828
4.50%, 11/15/41	3,220	2,822,836
4.75%, 08/01/43	4,565	4,062,734
4.85%, 11/15/35	5,392	5,180,578
5.00%, 11/15/45	7,031	6,411,414
6.70%, 09/15/38	3,836	4,227,884
7.45%, 09/15/39	4,516	5,331,618
NOV Inc.
3.60%, 12/01/29(c)	2,712	2,528,833
3.95%, 12/01/42	5,526	4,196,601
Schlumberger Investment SA
2.65%, 06/26/30	3,408	3,057,967
4.50%, 05/15/28	1,675	1,672,455
4.85%, 05/15/33	1,550	1,529,394
5.00%, 06/01/34	2,000	1,984,283
		74,340,342
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26	3,519	3,455,101
4.50%, 05/15/28	2,060	2,023,239
5.63%, 05/26/33	2,295	2,349,012
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,980	2,618,104
Security	Par (000)	Value
Packaging & Containers (continued)
2.69%, 05/25/31	$3,585	$3,103,818
Amcor Group Finance PLC, 5.45%, 05/23/29	210	212,942
AptarGroup Inc., 3.60%, 03/15/32	1,350	1,213,438
Berry Global Inc.
1.57%, 01/15/26	5,331	5,116,802
1.65%, 01/15/27	4,305	4,011,277
5.50%, 04/15/28	1,471	1,488,697
5.65%, 01/15/34(b)	2,790	2,788,257
5.80%, 06/15/31(b)	2,750	2,779,082
Packaging Corp. of America
3.00%, 12/15/29	1,714	1,572,692
3.05%, 10/01/51	2,435	1,608,820
3.40%, 12/15/27	3,004	2,891,757
4.05%, 12/15/49	2,592	2,054,743
5.70%, 12/01/33	1,441	1,493,280
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	1,420	1,431,852
5.44%, 04/03/34(b)	4,365	4,388,631
5.78%, 04/03/54(b)	1,790	1,812,250
Sonoco Products Co.
2.25%, 02/01/27	2,710	2,559,023
2.85%, 02/01/32(c)	2,323	1,986,299
3.13%, 05/01/30	3,920	3,563,823
4.45%, 09/01/26	1,195	1,187,186
4.60%, 09/01/29	1,045	1,018,442
5.00%, 09/01/34	1,020	977,114
5.75%, 11/01/40	195	194,600
WestRock MWV LLC
7.95%, 02/15/31	1,623	1,857,104
8.20%, 01/15/30	2,176	2,488,187
WRKCo Inc.
3.00%, 06/15/33	3,035	2,575,254
3.38%, 09/15/27	1,789	1,719,185
3.90%, 06/01/28	2,641	2,547,724
4.00%, 03/15/28	3,486	3,388,947
4.20%, 06/01/32	2,116	1,999,860
4.65%, 03/15/26	4,942	4,919,972
4.90%, 03/15/29	3,444	3,433,805
		84,830,319
Pharmaceuticals — 1.3%
AbbVie Inc.
2.95%, 11/21/26	10,072	9,766,941
3.20%, 05/14/26	9,588	9,404,682
3.20%, 11/21/29	20,879	19,524,147
4.05%, 11/21/39	15,956	13,999,637
4.25%, 11/14/28	7,091	7,019,816
4.25%, 11/21/49	23,073	19,576,948
4.30%, 05/14/36	5,375	5,016,261
4.40%, 11/06/42	10,857	9,698,904
4.45%, 05/14/46	8,838	7,791,211
4.50%, 05/14/35	11,301	10,828,677
4.55%, 03/15/35	8,007	7,696,638
4.63%, 10/01/42	1,993	1,830,813
4.70%, 05/14/45	10,973	10,059,741
4.75%, 03/15/45	4,724	4,360,209
4.80%, 03/15/27	10,200	10,268,953
4.80%, 03/15/29	10,480	10,554,614
4.85%, 06/15/44	4,873	4,567,356
4.88%, 11/14/48	7,750	7,242,959
4.95%, 03/15/31	7,410	7,482,492
5.05%, 03/15/34	13,355	13,451,921

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.35%, 03/15/44	$2,900	$2,907,516
5.40%, 03/15/54	8,425	8,492,519
5.50%, 03/15/64	4,275	4,307,093
Astrazeneca Finance LLC
1.20%, 05/28/26	6,535	6,219,701
1.75%, 05/28/28	6,944	6,302,534
2.25%, 05/28/31	3,717	3,206,215
4.80%, 02/26/27	5,035	5,074,305
4.85%, 02/26/29	4,485	4,528,315
4.88%, 03/03/28	5,645	5,698,911
4.88%, 03/03/33	3,029	3,043,387
4.90%, 03/03/30	3,590	3,633,216
4.90%, 02/26/31	4,255	4,296,597
5.00%, 02/26/34	4,475	4,503,302
AstraZeneca PLC
0.70%, 04/08/26	5,985	5,677,074
1.38%, 08/06/30	6,361	5,317,252
2.13%, 08/06/50(c)	3,034	1,730,606
3.00%, 05/28/51	3,075	2,120,054
3.13%, 06/12/27	5,676	5,496,670
3.38%, 11/16/25	9,881	9,783,626
4.00%, 01/17/29	4,060	3,976,518
4.00%, 09/18/42	4,639	3,960,477
4.38%, 11/16/45	4,604	4,097,629
4.38%, 08/17/48	3,142	2,775,776
6.45%, 09/15/37	11,657	13,049,148
Becton Dickinson & Co.
1.96%, 02/11/31	4,955	4,157,081
2.82%, 05/20/30	4,812	4,323,792
3.70%, 06/06/27	9,058	8,843,973
3.79%, 05/20/50	3,382	2,584,037
4.30%, 08/22/32	2,835	2,698,121
4.67%, 06/06/47	4,622	4,060,422
4.69%, 02/13/28	4,305	4,302,439
4.69%, 12/15/44	5,325	4,744,725
4.87%, 02/08/29	965	966,103
5.08%, 06/07/29	2,610	2,639,373
5.11%, 02/08/34	965	960,356
Bristol-Myers Squibb Co.
0.75%, 11/13/25	3,456	3,325,467
1.13%, 11/13/27	4,271	3,872,374
1.45%, 11/13/30	4,695	3,905,034
2.35%, 11/13/40	2,319	1,584,884
2.55%, 11/13/50	8,237	4,956,853
2.95%, 03/15/32	5,825	5,145,724
3.20%, 06/15/26	9,841	9,650,754
3.25%, 02/27/27	1,255	1,221,590
3.25%, 08/01/42	3,373	2,545,518
3.40%, 07/26/29	11,237	10,692,788
3.45%, 11/15/27	2,985	2,907,629
3.55%, 03/15/42	4,395	3,502,948
3.70%, 03/15/52	9,355	7,027,772
3.90%, 02/20/28	9,638	9,459,544
3.90%, 03/15/62	5,262	3,923,367
4.13%, 06/15/39	10,656	9,411,066
4.25%, 10/26/49	15,082	12,628,322
4.35%, 11/15/47	5,779	4,905,924
4.50%, 03/01/44	495	439,465
4.55%, 02/20/48	6,181	5,430,442
4.63%, 05/15/44	2,655	2,405,454
4.90%, 02/22/27	2,585	2,611,740
Security	Par (000)	Value
Pharmaceuticals (continued)
4.90%, 02/22/29	$4,735	$4,795,024
4.95%, 02/20/26	4,255	4,282,362
5.00%, 08/15/45	2,480	2,350,876
5.10%, 02/22/31	4,015	4,084,603
5.20%, 02/22/34	11,560	11,764,432
5.50%, 02/22/44	1,240	1,259,008
5.55%, 02/22/54	8,535	8,630,341
5.65%, 02/22/64	7,525	7,566,358
5.75%, 02/01/31	4,075	4,278,816
5.90%, 11/15/33	4,595	4,911,910
6.25%, 11/15/53	4,225	4,664,563
6.40%, 11/15/63	3,481	3,890,285
Cardinal Health Inc.
3.41%, 06/15/27	3,455	3,345,044
4.37%, 06/15/47	2,779	2,306,871
4.50%, 11/15/44	1,805	1,526,437
4.60%, 03/15/43	1,865	1,615,054
4.90%, 09/15/45	2,067	1,840,270
5.13%, 02/15/29	3,835	3,869,259
5.45%, 02/15/34	1,905	1,939,017
Cencora Inc.
2.70%, 03/15/31	5,070	4,433,764
2.80%, 05/15/30	1,777	1,597,044
3.45%, 12/15/27	6,721	6,487,605
4.25%, 03/01/45	2,400	2,013,729
4.30%, 12/15/47	2,570	2,141,449
5.13%, 02/15/34	1,045	1,037,538
CVS Health Corp.
1.30%, 08/21/27	9,211	8,342,130
1.75%, 08/21/30	5,665	4,669,395
1.88%, 02/28/31	6,120	4,972,473
2.13%, 09/15/31	5,070	4,107,531
2.70%, 08/21/40	4,944	3,290,990
2.88%, 06/01/26	8,195	7,940,189
3.00%, 08/15/26	2,880	2,786,898
3.25%, 08/15/29	8,563	7,859,845
3.63%, 04/01/27	3,448	3,347,701
3.75%, 04/01/30	5,308	4,923,700
4.13%, 04/01/40	4,376	3,522,164
4.25%, 04/01/50	3,503	2,667,148
4.30%, 03/25/28	14,390	14,029,558
4.78%, 03/25/38	21,455	19,110,770
4.88%, 07/20/35	3,229	3,007,294
5.00%, 02/20/26	5,946	5,949,332
5.00%, 01/30/29	6,450	6,424,267
5.05%, 03/25/48	32,759	28,296,748
5.13%, 02/21/30	4,435	4,404,361
5.13%, 07/20/45	13,309	11,652,490
5.25%, 01/30/31	3,685	3,656,724
5.25%, 02/21/33	6,741	6,612,886
5.30%, 06/01/33	5,381	5,276,506
5.30%, 12/05/43	3,222	2,915,841
5.40%, 06/01/29	6,765	6,829,169
5.55%, 06/01/31	4,985	5,025,041
5.63%, 02/21/53	5,380	4,998,339
5.70%, 06/01/34(c)	5,280	5,304,450
5.88%, 06/01/53	5,447	5,245,576
6.00%, 06/01/44	3,725	3,644,367
6.00%, 06/01/63	2,625	2,527,849
6.05%, 06/01/54(c)	5,185	5,118,334
6.13%, 09/15/39	2,133	2,136,914

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.25%, 06/01/27	$1,870	$1,927,104
Eli Lilly & Co.
2.25%, 05/15/50	6,752	3,973,344
2.50%, 09/15/60	3,895	2,190,469
3.10%, 05/15/27	4,604	4,472,034
3.38%, 03/15/29	6,280	6,006,302
3.70%, 03/01/45	3,105	2,516,573
3.95%, 05/15/47	2,308	1,925,617
3.95%, 03/15/49	1,900	1,565,376
4.15%, 08/14/27	4,385	4,365,460
4.15%, 03/15/59	3,101	2,554,506
4.20%, 08/14/29	4,515	4,456,341
4.50%, 02/09/27	5,075	5,087,942
4.50%, 02/09/29	4,405	4,404,657
4.60%, 08/14/34	4,555	4,453,952
4.70%, 02/27/33	3,950	3,925,597
4.70%, 02/09/34	6,655	6,561,347
4.88%, 02/27/53	4,029	3,795,392
4.95%, 02/27/63	3,255	3,064,804
5.00%, 02/27/26	375	375,175
5.00%, 02/09/54	4,965	4,779,902
5.05%, 08/14/54	3,205	3,114,240
5.10%, 02/09/64	5,580	5,351,221
5.20%, 08/14/64	1,815	1,770,628
5.50%, 03/15/27	910	936,360
5.55%, 03/15/37	2,580	2,723,275
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	9,708	9,509,459
4.20%, 03/18/43	3,014	2,613,147
5.38%, 04/15/34	3,046	3,170,037
6.38%, 05/15/38	10,273	11,423,061
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	6,243	5,935,811
Johnson & Johnson
0.95%, 09/01/27	4,466	4,079,215
1.30%, 09/01/30	4,633	3,903,820
2.10%, 09/01/40	4,286	2,938,396
2.25%, 09/01/50	4,481	2,716,079
2.45%, 03/01/26	5,310	5,177,613
2.45%, 09/01/60	5,063	2,923,376
2.90%, 01/15/28	8,471	8,114,538
2.95%, 03/03/27	6,465	6,274,803
3.40%, 01/15/38	5,015	4,266,518
3.50%, 01/15/48	2,815	2,222,501
3.55%, 03/01/36	4,976	4,436,729
3.63%, 03/03/37	6,801	5,993,874
3.70%, 03/01/46	8,809	7,218,671
3.75%, 03/03/47	4,766	3,904,805
4.38%, 12/05/33	4,513	4,476,627
4.50%, 09/01/40	2,757	2,659,729
4.50%, 12/05/43(c)	2,703	2,585,181
4.80%, 06/01/29	4,480	4,549,037
4.85%, 05/15/41	1,277	1,261,979
4.90%, 06/01/31	4,530	4,605,182
4.95%, 05/15/33(c)	1,584	1,641,577
4.95%, 06/01/34	4,460	4,548,189
5.25%, 06/01/54	3,220	3,298,140
5.85%, 07/15/38	4,203	4,609,091
5.95%, 08/15/37	4,074	4,496,653
6.95%, 09/01/29	1,823	2,040,024
Security	Par (000)	Value
Pharmaceuticals (continued)
McKesson Corp.
0.90%, 12/03/25	$3,895	$3,744,391
1.30%, 08/15/26	4,012	3,793,239
3.95%, 02/16/28(c)	3,012	2,949,093
4.25%, 09/15/29	1,530	1,498,393
4.90%, 07/15/28	1,876	1,893,899
5.10%, 07/15/33	2,010	2,025,736
Mead Johnson Nutrition Co.
4.13%, 11/15/25	6,136	6,106,483
4.60%, 06/01/44	3,348	2,954,023
5.90%, 11/01/39	1,425	1,490,628
Merck & Co. Inc.
0.75%, 02/24/26	6,377	6,090,029
1.45%, 06/24/30	4,389	3,697,740
1.70%, 06/10/27	8,430	7,894,624
1.90%, 12/10/28	5,964	5,400,508
2.15%, 12/10/31	8,575	7,275,249
2.35%, 06/24/40	4,811	3,347,806
2.45%, 06/24/50	5,575	3,373,151
2.75%, 12/10/51	7,480	4,747,510
2.90%, 12/10/61	7,586	4,595,809
3.40%, 03/07/29	8,861	8,469,720
3.60%, 09/15/42	2,280	1,829,308
3.70%, 02/10/45	8,839	7,040,769
3.90%, 03/07/39	6,325	5,510,464
4.00%, 03/07/49	6,413	5,244,948
4.05%, 05/17/28	3,265	3,236,528
4.15%, 05/18/43	5,742	4,958,689
4.30%, 05/17/30	4,764	4,699,354
4.50%, 05/17/33	3,030	2,973,152
4.90%, 05/17/44	3,260	3,108,368
5.00%, 05/17/53	6,660	6,324,070
5.15%, 05/17/63	2,205	2,118,210
6.50%, 12/01/33	2,698	3,035,037
6.55%, 09/15/37	1,630	1,848,113
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,645	1,739,831
5.95%, 12/01/28	5,168	5,437,108
Mylan Inc.
4.55%, 04/15/28	3,345	3,276,870
5.20%, 04/15/48	3,315	2,764,721
5.40%, 11/29/43	2,249	1,981,519
Novartis Capital Corp.
2.00%, 02/14/27	7,501	7,135,958
2.20%, 08/14/30	5,348	4,709,307
2.75%, 08/14/50	5,728	3,798,288
3.00%, 11/20/25	7,416	7,313,396
3.10%, 05/17/27	4,259	4,135,744
3.70%, 09/21/42	2,720	2,260,685
3.80%, 09/18/29	3,735	3,622,275
4.00%, 09/18/31	3,645	3,498,544
4.00%, 11/20/45	5,401	4,583,743
4.20%, 09/18/34	3,455	3,275,195
4.40%, 05/06/44	8,308	7,503,830
4.70%, 09/18/54	1,815	1,678,003
Pfizer Inc.
1.70%, 05/28/30	5,146	4,409,009
1.75%, 08/18/31	5,265	4,379,724
2.55%, 05/28/40	5,510	3,929,400
2.63%, 04/01/30	6,493	5,870,277
2.70%, 05/28/50	4,990	3,241,688

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.75%, 06/03/26	$6,998	$6,821,306
3.00%, 12/15/26	8,280	8,039,964
3.45%, 03/15/29	8,473	8,118,099
3.60%, 09/15/28(c)	3,493	3,393,503
3.90%, 03/15/39	4,603	3,997,051
4.00%, 12/15/36	4,362	3,974,725
4.00%, 03/15/49	7,127	5,859,114
4.10%, 09/15/38	4,442	3,972,833
4.13%, 12/15/46	4,652	3,888,161
4.20%, 09/15/48	5,030	4,242,766
4.30%, 06/15/43	3,148	2,758,860
4.40%, 05/15/44	5,104	4,588,618
5.60%, 09/15/40	3,159	3,231,926
7.20%, 03/15/39	10,893	12,995,580
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	13,580	13,560,839
4.45%, 05/19/28	15,805	15,747,028
4.65%, 05/19/30	7,590	7,582,171
4.75%, 05/19/33	20,661	20,367,511
5.11%, 05/19/43	6,875	6,666,816
5.30%, 05/19/53	27,365	26,772,372
5.34%, 05/19/63	9,264	8,913,215
Pharmacia LLC, 6.60%, 12/01/28	6,924	7,411,613
Sanofi SA, 3.63%, 06/19/28	6,676	6,488,438
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	523	510,750
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	10,343	8,988,963
3.03%, 07/09/40	7,391	5,526,629
3.18%, 07/09/50	8,670	5,922,441
3.38%, 07/09/60	4,096	2,723,679
5.00%, 11/26/28	9,611	9,700,495
5.30%, 07/05/34	3,100	3,140,822
5.65%, 07/05/44	1,630	1,659,231
5.65%, 07/05/54(c)	2,550	2,589,899
5.80%, 07/05/64	2,105	2,131,647
Utah Acquisition Sub Inc.
3.95%, 06/15/26	9,062	8,912,505
5.25%, 06/15/46	4,277	3,622,905
Viatris Inc.
2.30%, 06/22/27	4,173	3,891,238
2.70%, 06/22/30	5,975	5,184,896
3.85%, 06/22/40	6,501	4,864,307
4.00%, 06/22/50	8,741	6,035,942
Wyeth LLC
5.95%, 04/01/37	9,506	10,101,717
6.00%, 02/15/36	3,494	3,764,150
6.50%, 02/01/34	4,209	4,670,741
Zoetis Inc.
2.00%, 05/15/30	5,300	4,576,399
3.00%, 09/12/27	4,946	4,738,636
3.00%, 05/15/50	2,370	1,582,127
3.90%, 08/20/28	2,999	2,919,708
3.95%, 09/12/47	2,819	2,244,560
4.45%, 08/20/48	2,204	1,892,414
4.50%, 11/13/25	5,796	5,780,996
4.70%, 02/01/43	5,325	4,828,206
5.40%, 11/14/25	3,075	3,094,296
5.60%, 11/16/32	1,645	1,707,551
		1,533,817,076
Security	Par (000)	Value
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	$1,932	$1,736,626
3.60%, 09/01/32	1,230	1,085,227
4.45%, 07/15/27	1,537	1,519,312
4.80%, 05/03/29	2,861	2,827,410
5.63%, 08/01/34	2,125	2,128,999
5.95%, 06/01/26	3,794	3,835,485
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	3,435	2,759,478
3.70%, 11/15/29	5,395	5,080,917
5.13%, 06/30/27	4,147	4,173,554
Cheniere Energy Inc.
4.63%, 10/15/28	2,772	2,718,633
5.65%, 04/15/34	5,580	5,609,494
Cheniere Energy Partners LP
3.25%, 01/31/32	5,847	5,089,604
4.00%, 03/01/31	4,489	4,151,929
4.50%, 10/01/29	8,030	7,734,830
5.75%, 08/15/34(b)	4,425	4,472,453
5.95%, 06/30/33	4,429	4,555,791
Columbia Pipeline Group Inc., 5.80%, 06/01/45	2,922	2,892,891
DCP Midstream Operating LP
3.25%, 02/15/32	1,255	1,087,900
5.13%, 05/15/29	1,845	1,856,858
5.60%, 04/01/44	1,075	1,027,779
5.63%, 07/15/27	1,620	1,648,819
8.13%, 08/16/30	1,610	1,842,249
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	965	945,275
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	3,574	3,279,295
4.60%, 12/15/44	2,661	2,301,906
4.80%, 11/01/43	2,178	1,940,075
Enbridge Energy Partners LP
5.50%, 09/15/40	2,300	2,228,954
7.38%, 10/15/45	3,074	3,557,988
Series B, 7.50%, 04/15/38	1,935	2,232,684
Enbridge Inc.
1.60%, 10/04/26(c)	2,608	2,458,380
2.50%, 08/01/33	4,540	3,689,757
3.13%, 11/15/29	4,465	4,119,404
3.40%, 08/01/51	2,920	2,011,340
3.70%, 07/15/27	3,222	3,140,664
4.00%, 11/15/49	1,808	1,393,390
4.25%, 12/01/26	3,916	3,878,852
4.50%, 06/10/44	1,583	1,337,200
5.25%, 04/05/27	1,900	1,924,512
5.30%, 04/05/29	1,675	1,699,617
5.50%, 12/01/46	1,156	1,118,143
5.63%, 04/05/34	5,330	5,414,846
5.70%, 03/08/33	9,995	10,247,606
5.90%, 11/15/26	3,300	3,372,676
5.95%, 04/05/54	1,455	1,484,247
6.00%, 11/15/28	2,300	2,398,710
6.20%, 11/15/30	2,245	2,381,544
6.70%, 11/15/53	3,899	4,358,475
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	3,071	3,178,907
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	20	20,581
Energy Transfer LP
3.75%, 05/15/30	4,966	4,633,904

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.90%, 07/15/26	$2,999	$2,955,778
4.00%, 10/01/27	5,326	5,213,417
4.15%, 09/15/29	3,122	3,004,462
4.20%, 04/15/27	2,497	2,461,649
4.40%, 03/15/27	4,389	4,351,157
4.75%, 01/15/26	5,237	5,229,183
4.90%, 03/15/35	1,985	1,891,248
4.95%, 05/15/28	3,073	3,078,482
4.95%, 06/15/28	5,544	5,555,520
4.95%, 01/15/43	1,985	1,740,784
5.00%, 05/15/44	2,015	1,755,786
5.00%, 05/15/50	8,749	7,575,486
5.15%, 02/01/43	2,581	2,313,011
5.15%, 03/15/45	2,522	2,246,794
5.25%, 04/15/29	5,897	5,952,558
5.25%, 07/01/29	2,300	2,321,868
5.30%, 04/01/44	3,629	3,321,929
5.30%, 04/15/47	3,855	3,461,962
5.35%, 05/15/45	4,488	4,099,205
5.40%, 10/01/47	6,033	5,499,044
5.50%, 06/01/27	4,248	4,311,941
5.55%, 02/15/28	5,140	5,244,328
5.55%, 05/15/34	5,400	5,421,895
5.60%, 09/01/34	5,435	5,475,393
5.75%, 02/15/33	6,490	6,626,377
5.95%, 12/01/25(c)	2,383	2,403,485
5.95%, 10/01/43	1,613	1,581,697
5.95%, 05/15/54	6,154	6,061,254
6.00%, 06/15/48	5,325	5,236,751
6.05%, 12/01/26	5,390	5,520,042
6.05%, 06/01/41	2,624	2,622,236
6.05%, 09/01/54	3,695	3,691,988
6.10%, 12/01/28	1,825	1,901,892
6.10%, 02/15/42	1,915	1,915,775
6.13%, 12/15/45	4,323	4,313,144
6.25%, 04/15/49	7,439	7,560,659
6.40%, 12/01/30	3,200	3,395,361
6.50%, 02/01/42	2,587	2,712,942
6.55%, 12/01/33	6,321	6,784,673
6.63%, 10/15/36	2,295	2,470,836
7.50%, 07/01/38	2,590	2,965,111
Series 20Y, 5.80%, 06/15/38	2,004	2,002,143
EnLink Midstream LLC
5.38%, 06/01/29	460	463,442
5.65%, 09/01/34	1,140	1,144,337
EnLink Midstream Partners LP
4.85%, 07/15/26	3,605	3,589,408
5.05%, 04/01/45	830	721,149
5.45%, 06/01/47	1,235	1,124,317
5.60%, 04/01/44	1,360	1,270,666
Enterprise Products Operating LLC
2.80%, 01/31/30	5,061	4,594,398
3.13%, 07/31/29	6,601	6,164,207
3.20%, 02/15/52	4,680	3,157,470
3.30%, 02/15/53	3,285	2,238,081
3.70%, 02/15/26	5,467	5,414,538
3.70%, 01/31/51	4,842	3,601,488
3.95%, 02/15/27	4,604	4,540,939
3.95%, 01/31/60	4,449	3,312,700
4.15%, 10/16/28	5,851	5,733,013
4.20%, 01/31/50	5,980	4,867,776
Security	Par (000)	Value
Pipelines (continued)
4.25%, 02/15/48	$5,595	$4,642,757
4.45%, 02/15/43	4,911	4,279,039
4.60%, 01/11/27	3,420	3,423,879
4.80%, 02/01/49	5,878	5,263,973
4.85%, 01/31/34	2,730	2,680,416
4.85%, 08/15/42	3,174	2,925,005
4.85%, 03/15/44	5,547	5,084,354
4.90%, 05/15/46	4,507	4,111,629
4.95%, 02/15/35	4,700	4,624,754
4.95%, 10/15/54	2,057	1,871,093
5.05%, 01/10/26	4,832	4,858,271
5.10%, 02/15/45	5,179	4,872,045
5.35%, 01/31/33	4,327	4,418,385
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	3,115	2,991,639
5.55%, 02/16/55	2,770	2,746,425
5.70%, 02/15/42	1,767	1,787,457
5.95%, 02/01/41	3,139	3,281,421
6.13%, 10/15/39	2,812	2,986,079
6.45%, 09/01/40	2,490	2,718,304
7.55%, 04/15/38	2,719	3,242,379
Series D, 6.88%, 03/01/33	1,510	1,685,216
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	4,246	4,171,144
Series H, 6.65%, 10/15/34	1,600	1,766,043
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,342	2,004,457
5.00%, 08/15/42	2,925	2,614,477
5.00%, 03/01/43	2,650	2,348,059
5.40%, 09/01/44	2,490	2,313,976
5.50%, 03/01/44	2,695	2,539,408
5.63%, 09/01/41	2,012	1,916,325
5.80%, 03/15/35	2,916	2,967,931
6.38%, 03/01/41	2,916	3,020,882
6.50%, 02/01/37	1,841	1,952,975
6.50%, 09/01/39	3,002	3,155,852
6.55%, 09/15/40	2,008	2,107,962
6.95%, 01/15/38	5,263	5,766,390
7.30%, 08/15/33	1,935	2,186,441
7.40%, 03/15/31	1,091	1,206,951
7.50%, 11/15/40	1,964	2,252,675
7.75%, 03/15/32	1,366	1,554,044
Kinder Morgan Inc.
1.75%, 11/15/26	3,220	3,038,703
2.00%, 02/15/31	2,400	2,021,091
3.25%, 08/01/50	2,597	1,689,067
3.60%, 02/15/51	3,510	2,430,290
4.30%, 03/01/28	7,021	6,917,157
4.80%, 02/01/33	3,906	3,757,896
5.00%, 02/01/29	4,385	4,389,757
5.05%, 02/15/46	3,033	2,685,619
5.10%, 08/01/29	2,860	2,871,764
5.20%, 06/01/33	4,235	4,167,343
5.20%, 03/01/48	3,403	3,078,183
5.30%, 12/01/34	4,033	3,972,233
5.40%, 02/01/34	4,360	4,346,874
5.45%, 08/01/52	3,530	3,293,661
5.55%, 06/01/45	7,050	6,661,775
5.95%, 08/01/54	1,615	1,614,738
7.75%, 01/15/32	4,994	5,715,798
7.80%, 08/01/31	2,737	3,122,816

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
MPLX LP
1.75%, 03/01/26	$7,883	$7,569,427
2.65%, 08/15/30	6,018	5,294,725
4.00%, 03/15/28	6,655	6,476,144
4.13%, 03/01/27	6,152	6,066,284
4.25%, 12/01/27	4,247	4,176,670
4.50%, 04/15/38	8,435	7,471,734
4.70%, 04/15/48	7,539	6,318,544
4.80%, 02/15/29	4,345	4,321,979
4.90%, 04/15/58	1,604	1,328,581
4.95%, 09/01/32	4,415	4,303,754
4.95%, 03/14/52	5,910	5,075,290
5.00%, 03/01/33	3,425	3,328,883
5.20%, 03/01/47	4,298	3,886,396
5.20%, 12/01/47	2,781	2,472,804
5.50%, 06/01/34	5,685	5,666,934
5.50%, 02/15/49	6,501	6,074,811
5.65%, 03/01/53	1,660	1,579,263
Northwest Pipeline LLC, 4.00%, 04/01/27	2,564	2,513,013
ONEOK Inc.
3.10%, 03/15/30	2,693	2,448,370
3.25%, 06/01/30	2,177	1,987,302
3.40%, 09/01/29	3,473	3,237,610
3.95%, 03/01/50	4,749	3,492,315
4.00%, 07/13/27	3,006	2,944,755
4.20%, 10/03/47	2,748	2,106,713
4.25%, 09/24/27	110	108,626
4.25%, 09/15/46	2,188	1,716,869
4.35%, 03/15/29	3,553	3,461,276
4.40%, 10/15/29	190	185,200
4.45%, 09/01/49	2,818	2,241,963
4.50%, 03/15/50	1,996	1,611,798
4.55%, 07/15/28	4,416	4,364,970
4.75%, 10/15/31	5,120	5,002,784
4.85%, 02/01/49	2,228	1,887,026
4.95%, 07/13/47	3,415	2,934,350
5.00%, 03/01/26	4,821	4,822,865
5.05%, 11/01/34	750	726,943
5.15%, 10/15/43	2,921	2,660,160
5.20%, 07/15/48	4,074	3,669,800
5.55%, 11/01/26	4,685	4,747,926
5.65%, 11/01/28	4,165	4,275,721
5.70%, 11/01/54	1,695	1,634,017
5.80%, 11/01/30	2,935	3,046,326
5.85%, 01/15/26	3,011	3,040,423
5.85%, 11/01/64	355	340,979
6.00%, 06/15/35	1,219	1,262,956
6.05%, 09/01/33	6,565	6,824,411
6.10%, 11/15/32	2,135	2,241,898
6.35%, 01/15/31	2,820	2,988,398
6.63%, 09/01/53	3,855	4,150,089
7.15%, 01/15/51	2,190	2,442,557
ONEOK Partners LP
6.13%, 02/01/41	2,996	3,032,982
6.20%, 09/15/43	1,442	1,467,978
6.65%, 10/01/36	2,913	3,150,087
6.85%, 10/15/37	2,485	2,739,871
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,223	3,933,678
3.80%, 09/15/30	3,354	3,124,337
Security	Par (000)	Value
Pipelines (continued)
4.30%, 01/31/43	$1,892	$1,531,951
4.50%, 12/15/26	4,689	4,666,606
4.70%, 06/15/44	2,960	2,516,329
4.90%, 02/15/45	2,896	2,511,506
5.15%, 06/01/42	2,364	2,143,801
5.70%, 09/15/34	2,610	2,633,420
6.65%, 01/15/37	3,107	3,323,015
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	6,199	6,071,331
4.50%, 05/15/30	3,617	3,518,809
5.00%, 03/15/27	8,908	8,927,155
5.88%, 06/30/26	3,457	3,495,573
5.90%, 09/15/37	3,864	4,019,950
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	1,420	1,412,505
5.03%, 10/01/29(b)	1,070	1,053,226
5.58%, 10/01/34(b)	2,350	2,321,458
6.18%, 10/01/54(b)	1,590	1,571,977
Spectra Energy Partners LP
3.38%, 10/15/26	3,803	3,701,862
4.50%, 03/15/45	4,312	3,585,670
5.95%, 09/25/43	1,851	1,857,224
Targa Resources Corp.
4.20%, 02/01/33	3,695	3,395,584
4.95%, 04/15/52	3,665	3,184,355
5.20%, 07/01/27	4,195	4,243,915
5.50%, 02/15/35	1,055	1,052,097
6.13%, 03/15/33	3,100	3,239,401
6.15%, 03/01/29	1,845	1,926,282
6.25%, 07/01/52	2,447	2,522,858
6.50%, 03/30/34	3,600	3,862,707
6.50%, 02/15/53	4,075	4,375,879
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	4,065	3,725,832
4.88%, 02/01/31	4,630	4,498,945
5.00%, 01/15/28	4,800	4,782,058
5.50%, 03/01/30	4,735	4,744,014
6.50%, 07/15/27	4,920	4,964,671
6.88%, 01/15/29	2,730	2,792,693
TC PipeLines LP, 3.90%, 05/25/27	5,445	5,310,295
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,363	2,471,075
7.00%, 10/15/28	1,650	1,768,604
7.63%, 04/01/37	700	809,959
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,392	1,538,621
TransCanada PipeLines Ltd.
4.10%, 04/15/30	2,205	2,109,171
4.25%, 05/15/28	7,569	7,420,113
4.63%, 03/01/34	6,104	5,773,343
4.88%, 01/15/26	5,120	5,112,517
5.10%, 03/15/49(c)	2,393	2,260,296
5.60%, 03/31/34	1,821	1,843,082
5.85%, 03/15/36	2,553	2,609,513
6.10%, 06/01/40	3,291	3,408,447
6.20%, 10/15/37	6,003	6,302,932
7.25%, 08/15/38	3,501	4,007,651
7.63%, 01/15/39	4,039	4,747,304
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	4,034	3,684,123

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.95%, 05/15/50	$2,534	$1,944,334
4.00%, 03/15/28	2,319	2,255,302
4.45%, 08/01/42	1,973	1,715,917
4.60%, 03/15/48	2,905	2,485,070
5.40%, 08/15/41	2,067	2,020,142
7.85%, 02/01/26	6,887	7,085,016
Valero Energy Partners LP, 4.50%, 03/15/28	4,680	4,631,339
Western Midstream Operating LP
4.05%, 02/01/30	4,220	3,964,519
4.50%, 03/01/28	1,154	1,126,271
4.65%, 07/01/26	1,240	1,229,535
4.75%, 08/15/28	1,235	1,212,724
5.25%, 02/01/50	4,130	3,596,402
5.30%, 03/01/48	2,795	2,428,564
5.45%, 11/15/34	3,310	3,229,830
5.45%, 04/01/44	1,485	1,340,348
5.50%, 08/15/48	2,250	1,995,708
6.15%, 04/01/33	3,280	3,388,484
6.35%, 01/15/29	2,020	2,102,387
Williams Companies Inc. (The)
2.60%, 03/15/31	3,097	2,681,817
3.50%, 11/15/30	3,364	3,098,938
3.50%, 10/15/51	3,195	2,229,968
3.75%, 06/15/27	7,389	7,213,392
4.65%, 08/15/32(c)	4,705	4,540,496
4.80%, 11/15/29	1,505	1,495,673
4.85%, 03/01/48	3,461	3,033,973
4.90%, 03/15/29	4,370	4,364,475
4.90%, 01/15/45	2,526	2,241,747
5.10%, 09/15/45	3,768	3,447,754
5.15%, 03/15/34	3,570	3,513,835
5.30%, 08/15/28	5,715	5,801,514
5.30%, 08/15/52	2,945	2,755,533
5.40%, 03/02/26	2,580	2,597,064
5.40%, 03/04/44	2,481	2,351,784
5.65%, 03/15/33	4,325	4,429,807
5.75%, 06/24/44	2,741	2,700,031
5.80%, 11/15/43	2,080	2,060,207
5.80%, 11/15/54	100	100,226
6.30%, 04/15/40	5,724	6,024,620
8.75%, 03/15/32	1,335	1,599,906
Series A, 7.50%, 01/15/31	1,410	1,568,651
		1,035,824,195
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31(c)	3,173	2,723,885
4.88%, 03/01/26	5,049	5,043,058
5.50%, 04/01/29	1,090	1,118,105
5.95%, 08/15/34	2,615	2,736,176
Jones Lang LaSalle Inc., 6.88%, 12/01/28	950	1,012,366
		12,633,590
Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28	2,430	2,191,749
2.60%, 06/15/33	1,821	1,466,016
2.90%, 10/01/30	1,374	1,215,583
4.80%, 10/01/32	595	575,218
5.63%, 06/15/34	470	477,353
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	4,100	3,188,571
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.00%, 05/18/32	$4,026	$3,244,119
2.75%, 12/15/29	2,079	1,867,821
2.95%, 03/15/34	3,150	2,635,003
3.00%, 05/18/51	3,950	2,510,075
3.38%, 08/15/31	2,965	2,689,223
3.55%, 03/15/52	4,730	3,308,921
3.80%, 04/15/26	2,331	2,295,172
3.95%, 01/15/27	1,162	1,139,643
3.95%, 01/15/28	2,227	2,166,733
4.00%, 02/01/50	3,242	2,488,895
4.30%, 01/15/26	1,280	1,270,708
4.50%, 07/30/29	1,711	1,672,492
4.70%, 07/01/30	2,332	2,289,730
4.75%, 04/15/35	2,020	1,933,760
4.85%, 04/15/49	1,493	1,320,330
4.90%, 12/15/30	3,175	3,150,988
5.15%, 04/15/53	2,275	2,085,419
5.25%, 05/15/36	1,060	1,043,828
5.63%, 05/15/54	2,210	2,177,752
American Assets Trust LP
3.38%, 02/01/31	1,040	899,884
6.15%, 10/01/34	40	40,108
American Homes 4 Rent LP
2.38%, 07/15/31	870	732,370
3.38%, 07/15/51	2,155	1,454,335
3.63%, 04/15/32	255	230,137
4.25%, 02/15/28	2,985	2,918,599
4.30%, 04/15/52	530	420,500
4.90%, 02/15/29	1,896	1,886,996
5.50%, 02/01/34	2,735	2,746,890
5.50%, 07/15/34	2,040	2,050,996
American Tower Corp.
1.45%, 09/15/26	2,982	2,808,684
1.50%, 01/31/28	3,383	3,050,198
1.60%, 04/15/26	3,896	3,720,150
1.88%, 10/15/30	3,881	3,259,914
2.10%, 06/15/30	3,177	2,727,610
2.30%, 09/15/31	3,255	2,727,894
2.70%, 04/15/31	3,287	2,859,654
2.75%, 01/15/27	3,873	3,711,215
2.90%, 01/15/30	3,735	3,381,345
2.95%, 01/15/51	4,465	2,880,479
3.10%, 06/15/50	4,520	3,009,499
3.13%, 01/15/27	1,938	1,870,698
3.38%, 10/15/26	5,372	5,240,647
3.55%, 07/15/27	3,421	3,312,848
3.60%, 01/15/28(c)	3,361	3,237,610
3.65%, 03/15/27	2,940	2,866,773
3.70%, 10/15/49	2,741	2,033,800
3.80%, 08/15/29	6,883	6,549,992
3.95%, 03/15/29	3,488	3,354,280
4.05%, 03/15/32(c)	2,900	2,709,608
4.40%, 02/15/26	3,164	3,148,257
5.20%, 02/15/29	1,650	1,667,845
5.25%, 07/15/28	2,760	2,792,257
5.45%, 02/15/34	3,280	3,319,140
5.50%, 03/15/28	3,050	3,106,716
5.55%, 07/15/33	4,021	4,091,522
5.65%, 03/15/33	4,075	4,172,679
5.80%, 11/15/28	4,105	4,234,490
5.90%, 11/15/33	3,385	3,525,615

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	$925	$901,993
AvalonBay Communities Inc.
1.90%, 12/01/28	2,165	1,937,659
2.05%, 01/15/32	3,055	2,557,894
2.30%, 03/01/30	3,558	3,137,255
2.45%, 01/15/31	2,774	2,424,317
2.90%, 10/15/26	1,702	1,647,591
2.95%, 05/11/26	3,499	3,412,180
3.20%, 01/15/28	2,363	2,259,651
3.30%, 06/01/29	1,908	1,792,637
3.35%, 05/15/27	1,667	1,618,089
3.50%, 11/15/25	1,880	1,858,973
3.90%, 10/15/46	1,115	887,195
4.15%, 07/01/47	1,010	825,059
4.35%, 04/15/48	1,765	1,508,006
5.00%, 02/15/33	1,570	1,562,304
5.30%, 12/07/33	2,360	2,392,439
5.35%, 06/01/34	735	748,734
Boston Properties LP
2.45%, 10/01/33	6,020	4,675,356
2.55%, 04/01/32	5,215	4,248,595
2.75%, 10/01/26	4,931	4,723,637
2.90%, 03/15/30	3,782	3,336,199
3.25%, 01/30/31	5,351	4,713,501
3.40%, 06/21/29	3,190	2,927,910
3.65%, 02/01/26	4,983	4,889,453
4.50%, 12/01/28	5,067	4,914,217
5.75%, 01/15/35	2,310	2,285,938
6.50%, 01/15/34(c)	1,575	1,666,761
6.75%, 12/01/27	2,425	2,527,941
Brixmor Operating Partnership LP
2.25%, 04/01/28	988	899,939
2.50%, 08/16/31	2,535	2,144,869
3.90%, 03/15/27	1,246	1,214,507
4.05%, 07/01/30	3,752	3,552,308
4.13%, 06/15/26	2,683	2,647,183
4.13%, 05/15/29	2,664	2,559,065
5.50%, 02/15/34	1,520	1,521,403
5.75%, 02/15/35	443	452,260
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,342	1,943,552
Camden Property Trust
2.80%, 05/15/30	3,660	3,296,186
3.15%, 07/01/29	3,452	3,223,511
3.35%, 11/01/49(c)	2,200	1,556,269
4.10%, 10/15/28	2,077	2,027,235
4.90%, 01/15/34	1,150	1,124,978
5.85%, 11/03/26	1,860	1,905,060
COPT Defense Properties LP
2.00%, 01/15/29	2,159	1,893,963
2.25%, 03/15/26	1,570	1,510,058
2.75%, 04/15/31	2,045	1,746,706
2.90%, 12/01/33	2,100	1,702,915
Cousins Properties LP, 5.88%, 10/01/34	2,190	2,209,216
Crown Castle Inc.
1.05%, 07/15/26	5,500	5,163,439
2.10%, 04/01/31	5,147	4,285,453
2.25%, 01/15/31	4,707	3,978,945
2.50%, 07/15/31	1,635	1,383,849
2.90%, 03/15/27	4,165	3,986,010
2.90%, 04/01/41	5,595	3,980,178
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.10%, 11/15/29	$2,313	$2,113,554
3.25%, 01/15/51	3,765	2,550,941
3.30%, 07/01/30	5,090	4,640,733
3.65%, 09/01/27	5,540	5,361,290
3.70%, 06/15/26	4,429	4,349,187
3.80%, 02/15/28	5,726	5,532,051
4.00%, 03/01/27	3,030	2,975,306
4.00%, 11/15/49	1,563	1,212,779
4.15%, 07/01/50	2,808	2,222,344
4.30%, 02/15/29	3,695	3,592,070
4.45%, 02/15/26	5,486	5,458,803
4.75%, 05/15/47	1,628	1,407,452
4.80%, 09/01/28	3,825	3,803,915
4.90%, 09/01/29	4,855	4,816,487
5.00%, 01/11/28	6,030	6,037,007
5.10%, 05/01/33	3,365	3,318,059
5.20%, 09/01/34	3,110	3,050,015
5.20%, 02/15/49	1,763	1,630,224
5.60%, 06/01/29	4,480	4,594,539
5.80%, 03/01/34	4,695	4,822,881
CubeSmart LP
2.00%, 02/15/31	1,825	1,522,114
2.25%, 12/15/28	2,512	2,268,527
2.50%, 02/15/32	2,775	2,337,335
3.00%, 02/15/30	1,320	1,192,827
3.13%, 09/01/26	3,162	3,066,695
4.00%, 11/15/25	1,881	1,859,704
4.38%, 02/15/29	1,866	1,817,707
Digital Realty Trust LP
3.60%, 07/01/29	4,364	4,140,722
3.70%, 08/15/27	5,255	5,109,683
4.45%, 07/15/28	2,815	2,777,783
5.55%, 01/15/28	4,682	4,780,497
DOC DR LLC
2.63%, 11/01/31	2,813	2,409,949
3.95%, 01/15/28	2,603	2,530,260
4.30%, 03/15/27	1,236	1,221,344
EPR Properties
3.60%, 11/15/31	75	65,906
3.75%, 08/15/29	1,800	1,657,103
4.50%, 06/01/27	1,500	1,470,459
4.75%, 12/15/26	1,500	1,485,976
4.95%, 04/15/28	1,000	983,191
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	2,390	2,427,607
Equinix Inc.
1.45%, 05/15/26	4,087	3,895,363
1.55%, 03/15/28	2,598	2,342,278
1.80%, 07/15/27	3,233	2,997,541
2.00%, 05/15/28	2,433	2,210,574
2.15%, 07/15/30	2,650	2,286,367
2.50%, 05/15/31	1,645	1,416,511
2.90%, 11/18/26	3,528	3,408,411
2.95%, 09/15/51	2,875	1,822,013
3.00%, 07/15/50	2,634	1,727,945
3.20%, 11/18/29	6,617	6,110,337
3.40%, 02/15/52	2,815	1,958,814
3.90%, 04/15/32	3,130	2,920,562
ERP Operating LP
1.85%, 08/01/31	1,435	1,191,386
2.50%, 02/15/30	2,968	2,643,905

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.85%, 11/01/26	$1,716	$1,661,205
3.00%, 07/01/29	3,073	2,849,226
3.25%, 08/01/27	1,979	1,907,548
3.50%, 03/01/28	2,978	2,874,215
4.00%, 08/01/47	1,281	1,012,435
4.15%, 12/01/28	2,505	2,459,247
4.50%, 07/01/44	1,720	1,513,092
4.50%, 06/01/45	1,790	1,546,997
4.65%, 09/15/34	1,090	1,046,234
Essential Properties LP, 2.95%, 07/15/31	2,077	1,766,416
Essex Portfolio LP
1.65%, 01/15/31	1,620	1,324,277
1.70%, 03/01/28	1,290	1,165,773
2.55%, 06/15/31	1,120	957,913
2.65%, 03/15/32	3,288	2,788,565
2.65%, 09/01/50(c)	1,260	743,545
3.00%, 01/15/30	3,090	2,808,528
3.38%, 04/15/26	2,344	2,293,149
3.63%, 05/01/27	2,120	2,065,863
4.00%, 03/01/29	2,126	2,044,684
4.50%, 03/15/48	1,885	1,587,870
5.50%, 04/01/34	1,900	1,916,560
Extra Space Storage LP
2.20%, 10/15/30	1,911	1,633,618
2.35%, 03/15/32	2,120	1,746,283
2.40%, 10/15/31	3,370	2,819,191
2.55%, 06/01/31	2,305	1,964,084
3.50%, 07/01/26	2,049	2,007,807
3.88%, 12/15/27	3,651	3,558,423
3.90%, 04/01/29	1,120	1,072,423
4.00%, 06/15/29	2,503	2,407,876
5.35%, 01/15/35	1,220	1,211,223
5.40%, 02/01/34	1,940	1,940,690
5.50%, 07/01/30	1,865	1,904,688
5.70%, 04/01/28	1,655	1,695,684
5.90%, 01/15/31	1,840	1,906,527
Federal Realty OP LP
1.25%, 02/15/26	1,744	1,663,340
3.20%, 06/15/29	1,863	1,718,443
3.25%, 07/15/27	2,799	2,679,899
3.50%, 06/01/30	711	652,807
4.50%, 12/01/44	1,966	1,657,329
5.38%, 05/01/28	2,085	2,109,869
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	3,895	3,362,821
4.00%, 01/15/30	3,588	3,341,715
4.00%, 01/15/31	3,142	2,882,692
5.30%, 01/15/29	4,070	4,060,448
5.38%, 04/15/26	5,398	5,400,123
5.63%, 09/15/34	2,100	2,073,577
5.75%, 06/01/28	2,539	2,576,809
6.25%, 09/15/54	1,795	1,804,254
6.75%, 12/01/33	1,550	1,651,428
Healthcare Realty Holdings LP
2.00%, 03/15/31	2,103	1,727,008
3.10%, 02/15/30	1,990	1,790,646
3.50%, 08/01/26	2,712	2,648,168
3.75%, 07/01/27	2,633	2,549,682
Healthpeak OP LLC
1.35%, 02/01/27	2,565	2,375,309
2.13%, 12/01/28	3,165	2,854,768
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.88%, 01/15/31	$2,298	$2,050,111
3.00%, 01/15/30	4,019	3,666,988
3.25%, 07/15/26	3,352	3,276,783
3.50%, 07/15/29	2,376	2,235,206
5.25%, 12/15/32	3,325	3,347,224
6.75%, 02/01/41	1,828	2,009,444
Highwoods Realty LP
2.60%, 02/01/31	841	701,800
3.05%, 02/15/30	1,802	1,583,470
3.88%, 03/01/27	1,470	1,422,996
4.13%, 03/15/28	1,608	1,539,339
4.20%, 04/15/29	1,610	1,526,769
7.65%, 02/01/34	535	599,804
Host Hotels & Resorts LP
5.50%, 04/15/35	1,765	1,730,603
5.70%, 07/01/34	2,730	2,726,693
Series F, 4.50%, 02/01/26	1,726	1,713,716
Series H, 3.38%, 12/15/29	3,339	3,055,629
Series I, 3.50%, 09/15/30	800	723,876
Series J, 2.90%, 12/15/31	2,135	1,819,455
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	1,323	1,084,009
2.30%, 11/15/28	3,160	2,860,652
2.70%, 01/15/34	1,880	1,520,261
4.15%, 04/15/32	2,490	2,309,528
4.88%, 02/01/35	535	511,421
5.45%, 08/15/30	2,275	2,311,784
5.50%, 08/15/33	1,795	1,802,019
Kilroy Realty LP
2.50%, 11/15/32	3,128	2,446,884
2.65%, 11/15/33	3,225	2,488,195
3.05%, 02/15/30	2,979	2,620,245
4.25%, 08/15/29	2,633	2,478,474
4.75%, 12/15/28	2,949	2,884,161
6.25%, 01/15/36(c)	520	524,370
Kimco Realty OP LLC
1.90%, 03/01/28	1,133	1,031,998
2.25%, 12/01/31	1,246	1,042,734
2.70%, 10/01/30	1,185	1,054,149
2.80%, 10/01/26	2,625	2,532,361
3.20%, 04/01/32	541	478,465
3.70%, 10/01/49	867	649,253
3.80%, 04/01/27	2,519	2,465,350
4.13%, 12/01/46	971	770,433
4.25%, 04/01/45	1,997	1,652,566
4.45%, 09/01/47	2,285	1,896,547
4.60%, 02/01/33	3,065	2,955,405
4.85%, 03/01/35	840	806,587
6.40%, 03/01/34	2,082	2,259,546
Kite Realty Group LP
4.00%, 10/01/26	2,107	2,066,294
4.95%, 12/15/31	790	775,042
5.50%, 03/01/34	260	261,198
Kite Realty Group Trust, 4.75%, 09/15/30	2,395	2,338,866
LXP Industrial Trust
2.38%, 10/01/31	615	500,209
2.70%, 09/15/30	818	707,334
6.75%, 11/15/28	1,425	1,495,666
Mid-America Apartments LP
1.10%, 09/15/26	2,645	2,478,792
1.70%, 02/15/31	3,071	2,551,440

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.75%, 03/15/30	$1,555	$1,400,011
2.88%, 09/15/51	1,360	869,842
3.60%, 06/01/27	3,390	3,310,604
3.95%, 03/15/29	3,030	2,935,715
4.00%, 11/15/25	3,842	3,814,880
4.20%, 06/15/28	2,033	1,998,850
5.00%, 03/15/34	920	911,661
5.30%, 02/15/32	1,495	1,512,435
National Health Investors Inc., 3.00%, 02/01/31	2,433	2,087,659
NNN REIT Inc.
2.50%, 04/15/30	2,592	2,272,702
3.00%, 04/15/52	1,768	1,114,747
3.10%, 04/15/50(c)	2,092	1,369,389
3.50%, 10/15/27	1,170	1,129,707
3.50%, 04/15/51	2,647	1,847,886
3.60%, 12/15/26	2,347	2,294,804
4.00%, 11/15/25	2,613	2,590,443
4.30%, 10/15/28	1,440	1,415,531
4.80%, 10/15/48	1,165	1,011,514
5.50%, 06/15/34	1,680	1,699,026
5.60%, 10/15/33	2,105	2,146,194
Omega Healthcare Investors Inc.
3.25%, 04/15/33	3,363	2,825,309
3.38%, 02/01/31	2,969	2,641,788
3.63%, 10/01/29	2,547	2,358,380
4.50%, 04/01/27	2,970	2,932,905
4.75%, 01/15/28	2,822	2,782,508
5.25%, 01/15/26	3,710	3,710,783
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,580	2,164,815
4.95%, 01/15/35	610	582,358
5.75%, 07/15/34	1,270	1,288,907
Piedmont Operating Partnership LP
2.75%, 04/01/32(c)	755	600,334
3.15%, 08/15/30(c)	2,088	1,785,653
6.88%, 07/15/29	200	206,278
9.25%, 07/20/28	650	715,119
Prologis LP
1.25%, 10/15/30	3,178	2,612,356
1.63%, 03/15/31	2,554	2,097,290
1.75%, 07/01/30	1,852	1,571,822
1.75%, 02/01/31	2,490	2,085,319
2.13%, 04/15/27	2,676	2,528,125
2.13%, 10/15/50	3,077	1,678,993
2.25%, 04/15/30	3,912	3,443,147
2.25%, 01/15/32(c)	3,227	2,710,399
2.88%, 11/15/29	2,100	1,929,968
3.00%, 04/15/50	3,738	2,484,631
3.05%, 03/01/50	2,043	1,372,660
3.25%, 06/30/26	1,204	1,180,111
3.25%, 10/01/26	1,890	1,848,196
3.38%, 12/15/27	2,320	2,244,669
3.88%, 09/15/28	2,127	2,069,663
4.00%, 09/15/28	2,361	2,308,327
4.38%, 02/01/29	1,776	1,758,706
4.38%, 09/15/48	1,024	874,077
4.63%, 01/15/33	2,980	2,916,312
4.75%, 06/15/33	2,168	2,127,195
4.88%, 06/15/28	3,535	3,565,637
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 03/15/34	$2,639	$2,611,563
5.00%, 01/31/35	2,050	2,026,200
5.13%, 01/15/34	2,810	2,811,906
5.25%, 06/15/53	3,620	3,495,659
5.25%, 03/15/54	3,395	3,272,989
Public Storage Operating Co.
0.88%, 02/15/26	3,808	3,633,180
1.50%, 11/09/26(c)	4,272	4,030,665
1.85%, 05/01/28	3,180	2,902,351
1.95%, 11/09/28	3,190	2,880,026
2.25%, 11/09/31	3,040	2,574,558
2.30%, 05/01/31	2,950	2,551,028
3.09%, 09/15/27	2,440	2,349,565
3.39%, 05/01/29	2,846	2,702,221
5.10%, 08/01/33	1,010	1,014,347
5.13%, 01/15/29	2,791	2,847,963
5.35%, 08/01/53	2,979	2,925,604
Rayonier LP, 2.75%, 05/17/31	2,552	2,190,007
Realty Income Corp.
0.75%, 03/15/26	2,023	1,915,113
1.80%, 03/15/33	1,778	1,376,765
2.10%, 03/15/28	2,446	2,243,750
2.20%, 06/15/28	1,790	1,638,739
2.70%, 02/15/32	1,655	1,418,650
2.85%, 12/15/32	2,136	1,819,383
3.00%, 01/15/27	2,999	2,895,332
3.10%, 12/15/29	2,959	2,727,174
3.20%, 02/15/31	1,460	1,320,093
3.25%, 06/15/29(c)	1,672	1,564,102
3.25%, 01/15/31	5,279	4,808,502
3.40%, 01/15/28	2,875	2,769,696
3.40%, 01/15/30	2,690	2,505,879
3.65%, 01/15/28	3,209	3,109,382
3.95%, 08/15/27	3,381	3,330,406
4.00%, 07/15/29	2,442	2,361,788
4.13%, 10/15/26	3,041	3,014,555
4.63%, 11/01/25	2,887	2,884,220
4.65%, 03/15/47	3,154	2,810,227
4.70%, 12/15/28	2,280	2,276,774
4.75%, 02/15/29	1,945	1,942,478
4.85%, 03/15/30	1,240	1,237,505
4.88%, 06/01/26	3,719	3,728,583
4.90%, 07/15/33	3,505	3,435,799
5.05%, 01/13/26	1,810	1,805,485
5.13%, 02/15/34	3,055	3,038,671
5.38%, 09/01/54	475	460,909
5.63%, 10/13/32	2,930	3,034,456
Regency Centers LP
2.95%, 09/15/29	2,050	1,880,281
3.60%, 02/01/27	626	609,660
3.70%, 06/15/30	1,153	1,081,280
4.13%, 03/15/28	1,861	1,820,005
4.40%, 02/01/47	1,923	1,613,713
4.65%, 03/15/49	1,666	1,446,882
5.10%, 01/15/35	735	724,377
5.25%, 01/15/34	650	652,943
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	125	132,034
Rexford Industrial Realty LP
2.13%, 12/01/30	2,268	1,908,939
2.15%, 09/01/31	2,245	1,853,059

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.00%, 06/15/28	$1,490	$1,488,789
Sabra Health Care LP
3.20%, 12/01/31	3,867	3,335,103
3.90%, 10/15/29	2,738	2,545,041
5.13%, 08/15/26	5,571	5,569,984
Safehold GL Holdings LLC
2.80%, 06/15/31	2,635	2,259,583
2.85%, 01/15/32	875	739,989
6.10%, 04/01/34	905	931,960
Simon Property Group LP
1.38%, 01/15/27	3,674	3,431,153
1.75%, 02/01/28	3,615	3,309,811
2.20%, 02/01/31	3,374	2,890,910
2.25%, 01/15/32	3,610	3,025,837
2.45%, 09/13/29	6,018	5,415,204
2.65%, 07/15/30	2,378	2,121,893
2.65%, 02/01/32	2,575	2,210,677
3.25%, 11/30/26	4,093	3,982,789
3.25%, 09/13/49	5,753	3,995,524
3.30%, 01/15/26	5,157	5,075,378
3.38%, 06/15/27	2,842	2,764,669
3.38%, 12/01/27	5,308	5,135,293
3.80%, 07/15/50	3,585	2,722,694
4.25%, 10/01/44	1,740	1,465,052
4.25%, 11/30/46(c)	2,437	2,042,235
4.75%, 09/26/34	2,295	2,200,744
4.75%, 03/15/42	2,636	2,415,021
5.50%, 03/08/33	2,950	3,020,052
5.85%, 03/08/53	2,925	3,023,652
6.25%, 01/15/34	1,135	1,222,458
6.65%, 01/15/54	1,354	1,549,751
6.75%, 02/01/40	2,728	3,062,390
Store Capital LLC
2.70%, 12/01/31	2,170	1,787,155
2.75%, 11/18/30	1,344	1,147,214
4.50%, 03/15/28	1,827	1,770,607
4.63%, 03/15/29	1,896	1,820,957
Sun Communities Operating LP
2.30%, 11/01/28	1,103	991,030
2.70%, 07/15/31	3,352	2,852,398
4.20%, 04/15/32	2,240	2,060,831
5.50%, 01/15/29	1,575	1,589,771
5.70%, 01/15/33	2,325	2,336,665
Tanger Properties LP
2.75%, 09/01/31	1,880	1,581,470
3.13%, 09/01/26	1,688	1,625,190
3.88%, 07/15/27(c)	1,661	1,603,345
UDR Inc.
1.90%, 03/15/33	2,045	1,583,785
2.10%, 08/01/32	1,505	1,207,402
2.10%, 06/15/33	1,120	871,650
2.95%, 09/01/26	1,535	1,481,628
3.00%, 08/15/31	2,488	2,207,217
3.10%, 11/01/34	1,218	1,006,919
3.20%, 01/15/30	2,933	2,699,301
3.50%, 07/01/27	1,628	1,572,001
3.50%, 01/15/28	1,050	1,004,952
4.40%, 01/26/29	2,070	2,020,574
5.13%, 09/01/34	1,000	978,042
Ventas Realty LP
2.50%, 09/01/31	3,390	2,878,558
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 01/15/30(c)	$2,750	$2,490,978
3.25%, 10/15/26	1,404	1,361,519
3.85%, 04/01/27	1,760	1,721,037
4.00%, 03/01/28	1,638	1,595,335
4.13%, 01/15/26	3,489	3,453,934
4.38%, 02/01/45	1,098	916,728
4.40%, 01/15/29	2,354	2,300,125
4.75%, 11/15/30	1,165	1,147,132
4.88%, 04/15/49	1,577	1,405,361
5.00%, 01/15/35	1,200	1,160,722
5.63%, 07/01/34	1,295	1,324,024
5.70%, 09/30/43	1,620	1,602,394
VICI Properties LP
4.75%, 02/15/28	6,155	6,097,838
4.95%, 02/15/30	5,075	4,979,077
5.13%, 05/15/32	6,610	6,472,987
5.63%, 05/15/52	4,113	3,857,331
5.75%, 04/01/34(c)	880	893,280
6.13%, 04/01/54	2,560	2,576,307
Welltower OP LLC
2.05%, 01/15/29(c)	2,303	2,066,142
2.70%, 02/15/27	3,929	3,782,168
2.75%, 01/15/31	1,781	1,574,500
2.75%, 01/15/32	2,515	2,169,900
2.80%, 06/01/31	3,925	3,457,274
3.10%, 01/15/30	4,275	3,926,446
3.85%, 06/15/32	1,920	1,779,610
4.13%, 03/15/29	2,981	2,904,319
4.25%, 04/01/26	4,672	4,641,002
4.25%, 04/15/28	3,953	3,889,456
4.95%, 09/01/48	1,105	1,025,889
6.50%, 03/15/41	2,477	2,724,274
Weyerhaeuser Co.
3.38%, 03/09/33	1,030	912,271
4.00%, 11/15/29	3,294	3,160,140
4.00%, 04/15/30	4,000	3,829,706
4.00%, 03/09/52	1,824	1,421,940
4.75%, 05/15/26	3,837	3,835,311
6.95%, 10/01/27	2,809	2,971,820
7.38%, 03/15/32	3,393	3,839,775
WP Carey Inc.
2.25%, 04/01/33	1,780	1,411,478
2.40%, 02/01/31	2,773	2,368,722
2.45%, 02/01/32	2,770	2,308,565
3.85%, 07/15/29(c)	2,801	2,678,044
4.25%, 10/01/26	1,990	1,966,995
5.38%, 06/30/34	1,630	1,630,780
		1,130,138,743
Retail — 0.7%
AutoNation Inc.
1.95%, 08/01/28	1,197	1,063,977
2.40%, 08/01/31	2,325	1,923,324
3.80%, 11/15/27	2,377	2,291,246
3.85%, 03/01/32	3,460	3,107,140
4.75%, 06/01/30	2,728	2,658,797
AutoZone Inc.
1.65%, 01/15/31	1,161	959,409
3.13%, 04/21/26	3,118	3,044,705
3.75%, 06/01/27	3,839	3,755,253
3.75%, 04/18/29	2,430	2,323,047
4.00%, 04/15/30	3,385	3,241,728

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.50%, 02/01/28	$2,665	$2,648,563
4.75%, 08/01/32	3,190	3,108,927
4.75%, 02/01/33	2,745	2,670,588
5.05%, 07/15/26	2,145	2,160,785
5.10%, 07/15/29	2,175	2,194,035
5.20%, 08/01/33	1,245	1,242,301
5.40%, 07/15/34	2,755	2,774,118
6.25%, 11/01/28	2,785	2,930,007
6.55%, 11/01/33	2,085	2,266,344
Best Buy Co. Inc.
1.95%, 10/01/30	3,984	3,386,484
4.45%, 10/01/28(c)	3,244	3,206,055
Costco Wholesale Corp.
1.38%, 06/20/27	6,426	5,944,728
1.60%, 04/20/30	7,689	6,579,630
1.75%, 04/20/32(c)	5,135	4,204,494
3.00%, 05/18/27	5,502	5,331,511
Darden Restaurants Inc.
3.85%, 05/01/27	3,559	3,478,908
4.35%, 10/15/27	1,250	1,233,936
4.55%, 10/15/29	1,390	1,357,097
4.55%, 02/15/48	2,445	2,003,938
6.30%, 10/10/33	1,110	1,170,677
Dick's Sporting Goods Inc.
3.15%, 01/15/32(c)	3,230	2,833,385
4.10%, 01/15/52	4,890	3,591,370
Dollar General Corp.
3.50%, 04/03/30	3,538	3,259,042
3.88%, 04/15/27(c)	3,641	3,561,366
4.13%, 05/01/28	2,477	2,412,067
4.13%, 04/03/50	3,170	2,393,699
4.15%, 11/01/25	2,787	2,764,849
4.63%, 11/01/27	3,202	3,175,886
5.00%, 11/01/32(c)	4,235	4,081,325
5.20%, 07/05/28(c)	1,885	1,899,215
5.45%, 07/05/33(c)	2,395	2,372,053
5.50%, 11/01/52(c)	1,501	1,385,816
Dollar Tree Inc.
2.65%, 12/01/31	3,815	3,192,198
3.38%, 12/01/51	3,685	2,361,504
4.20%, 05/15/28	6,198	6,015,264
Genuine Parts Co.
1.88%, 11/01/30	3,420	2,854,993
2.75%, 02/01/32	1,190	1,010,736
4.95%, 08/15/29	2,165	2,149,642
6.50%, 11/01/28	2,095	2,210,377
6.88%, 11/01/33(c)	2,010	2,224,952
Home Depot Inc. (The)
0.90%, 03/15/28	3,732	3,328,488
1.38%, 03/15/31	6,415	5,243,929
1.50%, 09/15/28	2,490	2,228,011
1.88%, 09/15/31	3,390	2,830,287
2.13%, 09/15/26	4,915	4,717,349
2.38%, 03/15/51	5,575	3,273,707
2.50%, 04/15/27	5,029	4,809,926
2.70%, 04/15/30	7,201	6,519,861
2.75%, 09/15/51	3,730	2,369,912
2.80%, 09/14/27	4,914	4,708,781
2.88%, 04/15/27	3,260	3,147,759
2.95%, 06/15/29	5,126	4,780,417
3.00%, 04/01/26	6,397	6,269,842
Security	Par (000)	Value
Retail (continued)
3.13%, 12/15/49	$5,884	$4,088,318
3.25%, 04/15/32	6,455	5,829,237
3.30%, 04/15/40	4,747	3,771,901
3.35%, 04/15/50	6,331	4,576,688
3.50%, 09/15/56	4,325	3,136,127
3.63%, 04/15/52	6,685	5,048,190
3.90%, 12/06/28	5,548	5,427,536
3.90%, 06/15/47	5,381	4,342,454
4.20%, 04/01/43	4,734	4,095,770
4.25%, 04/01/46	6,830	5,860,151
4.40%, 03/15/45	4,337	3,818,897
4.50%, 09/15/32	2,590	2,554,174
4.50%, 12/06/48	6,713	5,939,916
4.75%, 06/25/29	3,345	3,368,265
4.85%, 06/25/31	4,695	4,718,196
4.88%, 06/25/27	4,250	4,302,362
4.88%, 02/15/44	4,660	4,389,494
4.90%, 04/15/29	2,940	2,978,231
4.95%, 09/30/26	2,640	2,666,934
4.95%, 06/25/34	5,960	5,967,024
4.95%, 09/15/52	3,210	3,017,904
5.15%, 06/25/26	6,285	6,359,834
5.30%, 06/25/54	2,085	2,070,284
5.40%, 09/15/40	2,773	2,806,417
5.40%, 06/25/64	1,228	1,224,381
5.88%, 12/16/36	13,455	14,407,363
5.95%, 04/01/41	4,505	4,823,958
Lowe's Companies Inc.
1.30%, 04/15/28	5,047	4,506,136
1.70%, 09/15/28	5,283	4,727,168
1.70%, 10/15/30	5,103	4,273,184
2.50%, 04/15/26	4,547	4,420,596
2.63%, 04/01/31	6,947	6,086,146
2.80%, 09/15/41	4,641	3,263,301
3.00%, 10/15/50	6,883	4,428,913
3.10%, 05/03/27	5,721	5,522,325
3.35%, 04/01/27	3,133	3,042,584
3.50%, 04/01/51	3,312	2,336,315
3.65%, 04/05/29	6,133	5,863,659
3.70%, 04/15/46	5,566	4,212,080
3.75%, 04/01/32	6,050	5,596,442
4.05%, 05/03/47	6,724	5,353,645
4.25%, 04/01/52	5,970	4,802,528
4.38%, 09/15/45	2,860	2,414,353
4.45%, 04/01/62	4,010	3,199,820
4.50%, 04/15/30	5,749	5,669,277
4.55%, 04/05/49	2,413	2,051,751
4.65%, 04/15/42	2,660	2,388,806
4.80%, 04/01/26	3,630	3,638,125
5.00%, 04/15/33	4,330	4,324,190
5.00%, 04/15/40	2,446	2,349,075
5.13%, 04/15/50	2,025	1,891,770
5.15%, 07/01/33(c)	3,895	3,939,246
5.50%, 10/15/35(c)	1,553	1,596,978
5.63%, 04/15/53	6,065	5,997,346
5.75%, 07/01/53	1,975	1,987,909
5.80%, 09/15/62	4,215	4,214,144
5.85%, 04/01/63	3,030	3,050,016
6.50%, 03/15/29	3,495	3,745,716
McDonald's Corp.
2.13%, 03/01/30	4,540	3,975,322

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.63%, 09/01/29	$5,278	$4,816,267
3.50%, 03/01/27	5,399	5,273,808
3.50%, 07/01/27	4,988	4,856,650
3.60%, 07/01/30	4,695	4,424,851
3.63%, 05/01/43	2,331	1,831,999
3.63%, 09/01/49	7,667	5,701,887
3.70%, 01/30/26	6,325	6,258,569
3.70%, 02/15/42	2,786	2,224,996
3.80%, 04/01/28	5,981	5,826,086
4.20%, 04/01/50	3,306	2,699,705
4.45%, 03/01/47	5,069	4,381,346
4.45%, 09/01/48	3,190	2,740,093
4.60%, 09/09/32	1,105	1,087,076
4.60%, 05/26/45	2,819	2,499,905
4.70%, 12/09/35	3,741	3,625,399
4.80%, 08/14/28	1,980	1,990,951
4.88%, 07/15/40	1,057	1,010,279
4.88%, 12/09/45	7,080	6,515,031
4.95%, 08/14/33(c)	2,985	2,995,110
5.00%, 05/17/29	1,890	1,913,375
5.15%, 09/09/52	2,095	1,979,064
5.20%, 05/17/34(c)	1,500	1,529,486
5.45%, 08/14/53	3,525	3,473,159
5.70%, 02/01/39	1,804	1,875,715
6.30%, 10/15/37	3,878	4,236,836
6.30%, 03/01/38	3,443	3,765,041
O'Reilly Automotive Inc.
1.75%, 03/15/31	1,425	1,176,551
3.55%, 03/15/26	3,568	3,510,874
3.60%, 09/01/27	3,811	3,704,467
3.90%, 06/01/29	2,827	2,728,506
4.20%, 04/01/30	3,381	3,266,505
4.35%, 06/01/28	1,950	1,926,783
4.70%, 06/15/32	3,985	3,895,425
5.00%, 08/19/34	1,955	1,913,197
5.75%, 11/20/26	2,700	2,754,206
Ross Stores Inc.
0.88%, 04/15/26	3,830	3,626,578
1.88%, 04/15/31	2,065	1,721,946
Starbucks Corp.
2.00%, 03/12/27	3,586	3,384,554
2.25%, 03/12/30	3,980	3,508,761
2.45%, 06/15/26	2,346	2,270,864
2.55%, 11/15/30	6,201	5,454,041
3.00%, 02/14/32	4,895	4,332,906
3.35%, 03/12/50	3,768	2,620,386
3.50%, 03/01/28	2,886	2,793,286
3.50%, 11/15/50	4,495	3,235,782
3.55%, 08/15/29	4,130	3,938,634
3.75%, 12/01/47	1,979	1,496,186
4.00%, 11/15/28	3,920	3,831,987
4.30%, 06/15/45	2,941	2,459,254
4.45%, 08/15/49	3,489	2,946,858
4.50%, 11/15/48	5,525	4,737,815
4.75%, 02/15/26	3,890	3,895,887
4.80%, 02/15/33(c)	2,485	2,468,034
4.85%, 02/08/27	2,695	2,711,574
4.90%, 02/15/31	1,615	1,623,361
5.00%, 02/15/34	1,625	1,610,164
Target Corp.
1.95%, 01/15/27	5,567	5,288,766
Security	Par (000)	Value
Retail (continued)
2.35%, 02/15/30	$4,356	$3,892,963
2.50%, 04/15/26	6,676	6,529,085
2.65%, 09/15/30	2,944	2,649,185
2.95%, 01/15/52	6,045	4,028,704
3.38%, 04/15/29	5,703	5,449,070
3.63%, 04/15/46	3,958	3,083,259
3.90%, 11/15/47	3,582	2,889,522
4.00%, 07/01/42	2,666	2,298,405
4.40%, 01/15/33	2,275	2,216,056
4.50%, 09/15/32	4,435	4,352,682
4.50%, 09/15/34	2,535	2,454,584
4.80%, 01/15/53(c)	5,816	5,406,839
6.35%, 11/01/32	621	685,634
6.50%, 10/15/37	1,888	2,115,568
7.00%, 01/15/38	1,539	1,807,622
TJX Companies Inc. (The)
1.15%, 05/15/28	1,476	1,319,240
1.60%, 05/15/31(c)	455	375,811
2.25%, 09/15/26	5,960	5,736,263
3.88%, 04/15/30	3,800	3,655,495
4.50%, 04/15/50	3,095	2,792,142
Tractor Supply Co.
1.75%, 11/01/30	3,265	2,729,749
5.25%, 05/15/33	1,170	1,177,562
Walmart Inc.
2.38%, 09/24/29	1,312	1,202,454
2.50%, 09/22/41	6,326	4,498,805
2.65%, 09/22/51	7,835	5,047,446
2.95%, 09/24/49	2,808	1,955,620
3.05%, 07/08/26	1,920	1,880,826
3.25%, 07/08/29	2,903	2,781,931
3.63%, 12/15/47	1,345	1,067,097
3.70%, 06/26/28	5,057	4,954,771
3.90%, 04/15/28	3,600	3,551,161
3.95%, 06/28/38	2,610	2,387,486
4.00%, 04/15/26	2,625	2,612,194
4.00%, 04/15/30	3,094	3,042,075
4.00%, 04/11/43	445	388,440
4.05%, 06/29/48	4,005	3,418,236
4.10%, 04/15/33	4,245	4,104,100
4.15%, 09/09/32	4,510	4,404,201
4.30%, 04/22/44	580	523,961
4.50%, 09/09/52	3,460	3,143,776
4.50%, 04/15/53	9,005	8,203,143
5.00%, 10/25/40	925	924,576
5.25%, 09/01/35	2,660	2,775,036
5.63%, 04/01/40	1,506	1,603,370
5.63%, 04/15/41	255	270,778
5.88%, 04/05/27	330	341,922
6.20%, 04/15/38	1,694	1,900,941
6.50%, 08/15/37	6,024	6,955,238
7.55%, 02/15/30	2,800	3,221,907
		769,872,385
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32	3,425	3,229,457
4.39%, 06/01/52(c)	2,975	2,607,401
Analog Devices Inc.
1.70%, 10/01/28	4,594	4,127,973
2.10%, 10/01/31	3,405	2,881,668
2.80%, 10/01/41	3,575	2,573,771

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
2.95%, 10/01/51	$5,290	$3,514,413
3.45%, 06/15/27	3,377	3,290,622
3.50%, 12/05/26	5,843	5,732,836
5.05%, 04/01/34	2,365	2,393,121
5.30%, 12/15/45	510	499,768
5.30%, 04/01/54	2,115	2,107,038
Applied Materials Inc.
1.75%, 06/01/30	5,795	4,966,160
2.75%, 06/01/50	4,366	2,845,873
3.30%, 04/01/27	6,925	6,745,205
4.35%, 04/01/47	4,477	3,903,931
4.80%, 06/15/29	1,630	1,643,533
5.10%, 10/01/35	2,994	3,047,081
5.85%, 06/15/41	3,179	3,362,480
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	5,149	4,956,378
3.88%, 01/15/27	14,052	13,822,136
Broadcom Inc.
1.95%, 02/15/28(b)	1,030	942,560
2.45%, 02/15/31(b)	11,000	9,496,113
2.60%, 02/15/33(b)	6,475	5,371,083
3.14%, 11/15/35(b)	7,885	6,471,996
3.15%, 11/15/25	4,707	4,631,175
3.19%, 11/15/36(b)	4,600	3,728,606
3.42%, 04/15/33(b)	11,301	9,969,055
3.46%, 09/15/26	2,305	2,257,688
3.47%, 04/15/34(b)	13,830	12,070,682
3.50%, 02/15/41(b)	12,373	9,711,479
3.75%, 02/15/51(b)	8,836	6,679,487
4.00%, 04/15/29(b)	5,270	5,079,794
4.11%, 09/15/28	940	918,882
4.15%, 02/15/28	3,355	3,293,902
4.15%, 11/15/30	6,045	5,798,370
4.15%, 04/15/32(b)	5,320	5,022,014
4.30%, 11/15/32	8,024	7,621,276
4.35%, 02/15/30	4,590	4,470,986
4.75%, 04/15/29	2,205	2,196,861
4.80%, 10/15/34	6,580	6,358,915
4.93%, 05/15/37(b)	20,030	19,206,224
5.00%, 04/15/30	1,050	1,058,022
5.05%, 07/12/27	6,640	6,704,897
5.05%, 07/12/29	4,685	4,726,012
5.15%, 11/15/31	6,185	6,226,813
Series ., 4.55%, 02/15/32	3,930	3,802,673
Intel Corp.
1.60%, 08/12/28	4,863	4,282,341
2.00%, 08/12/31	5,810	4,715,876
2.45%, 11/15/29(c)	8,587	7,550,607
2.60%, 05/19/26	5,126	4,951,686
2.80%, 08/12/41	4,750	3,135,346
3.05%, 08/12/51	4,310	2,604,477
3.10%, 02/15/60(c)	4,685	2,673,911
3.15%, 05/11/27	4,448	4,261,894
3.20%, 08/12/61	3,720	2,155,421
3.25%, 11/15/49	11,233	7,144,048
3.73%, 12/08/47	8,725	6,064,795
3.75%, 03/25/27	5,570	5,419,634
3.75%, 08/05/27	5,460	5,295,632
3.90%, 03/25/30	6,989	6,557,179
4.00%, 08/05/29	4,530	4,320,152
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 12/15/32	$4,476	$4,075,116
4.10%, 05/19/46	5,522	4,143,796
4.10%, 05/11/47	6,378	4,740,953
4.15%, 08/05/32	3,915	3,615,117
4.25%, 12/15/42	2,077	1,644,141
4.60%, 03/25/40	4,669	3,998,648
4.75%, 03/25/50	7,709	6,286,884
4.80%, 10/01/41	2,555	2,210,988
4.88%, 02/10/26	7,350	7,348,121
4.88%, 02/10/28	6,661	6,633,226
4.90%, 07/29/45	3,816	3,228,897
4.90%, 08/05/52	4,370	3,623,347
4.95%, 03/25/60	4,444	3,645,568
5.00%, 02/21/31	2,730	2,701,157
5.05%, 08/05/62	4,246	3,529,183
5.13%, 02/10/30	5,895	5,883,500
5.15%, 02/21/34(c)	2,435	2,379,274
5.20%, 02/10/33	8,895	8,737,136
5.60%, 02/21/54	1,780	1,648,919
5.63%, 02/10/43	4,500	4,280,087
5.70%, 02/10/53	7,280	6,791,376
5.90%, 02/10/63	5,610	5,307,696
KLA Corp.
3.30%, 03/01/50	4,118	2,935,397
4.10%, 03/15/29	6,343	6,231,333
4.65%, 07/15/32	2,575	2,551,004
4.70%, 02/01/34	1,530	1,504,679
4.95%, 07/15/52	6,425	6,028,143
5.00%, 03/15/49	2,219	2,088,289
5.25%, 07/15/62	4,035	3,909,025
Lam Research Corp.
1.90%, 06/15/30	4,760	4,097,366
2.88%, 06/15/50	3,104	2,056,598
3.13%, 06/15/60	3,206	2,069,749
3.75%, 03/15/26	5,925	5,863,160
4.00%, 03/15/29	6,586	6,444,797
4.88%, 03/15/49	3,835	3,584,126
Marvell Technology Inc.
1.65%, 04/15/26	3,740	3,568,773
2.45%, 04/15/28	4,152	3,826,207
2.95%, 04/15/31	3,260	2,879,361
4.88%, 06/22/28	1,630	1,621,970
5.75%, 02/15/29	1,195	1,231,126
5.95%, 09/15/33	1,515	1,585,335
Microchip Technology Inc., 5.05%, 03/15/29	3,145	3,155,444
Micron Technology Inc.
2.70%, 04/15/32	4,587	3,877,576
3.37%, 11/01/41	3,095	2,293,473
3.48%, 11/01/51	2,640	1,843,308
4.19%, 02/15/27	4,529	4,469,389
4.66%, 02/15/30	4,062	3,984,692
4.98%, 02/06/26	3,421	3,430,400
5.30%, 01/15/31	2,515	2,531,675
5.33%, 02/06/29	3,169	3,205,412
5.38%, 04/15/28	3,030	3,071,648
5.88%, 02/09/33	3,070	3,174,677
5.88%, 09/15/33	4,385	4,541,389
6.75%, 11/01/29	5,540	5,945,833
NVIDIA Corp.
1.55%, 06/15/28	8,780	7,964,499
2.00%, 06/15/31	6,623	5,683,534

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
2.85%, 04/01/30	$6,142	$5,660,880
3.20%, 09/16/26	5,327	5,216,869
3.50%, 04/01/40	4,568	3,856,027
3.50%, 04/01/50	9,417	7,332,680
3.70%, 04/01/60	3,310	2,552,828
NXP BV/NXP Funding LLC
5.35%, 03/01/26	3,170	3,189,101
5.55%, 12/01/28	2,762	2,821,484
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	4,694	4,009,492
2.65%, 02/15/32	4,541	3,837,676
3.13%, 02/15/42	2,795	2,021,531
3.15%, 05/01/27	2,885	2,774,044
3.25%, 05/11/41	4,065	3,047,487
3.25%, 11/30/51	2,595	1,736,895
3.40%, 05/01/30	4,483	4,132,551
3.88%, 06/18/26	4,085	4,033,501
4.30%, 06/18/29	5,299	5,155,054
4.40%, 06/01/27	1,360	1,352,285
5.00%, 01/15/33	5,100	5,019,840
Qorvo Inc., 4.38%, 10/15/29	5,600	5,280,179
Qualcomm Inc.
1.30%, 05/20/28	5,295	4,739,819
1.65%, 05/20/32(c)	5,973	4,789,877
2.15%, 05/20/30	7,395	6,498,348
3.25%, 05/20/27	9,412	9,136,488
3.25%, 05/20/50	3,464	2,447,681
4.25%, 05/20/32	2,786	2,694,671
4.30%, 05/20/47	6,590	5,607,604
4.50%, 05/20/52	4,275	3,717,099
4.65%, 05/20/35	6,047	5,919,200
4.80%, 05/20/45	6,211	5,722,709
5.40%, 05/20/33	3,930	4,089,996
6.00%, 05/20/53	4,630	4,979,069
Skyworks Solutions Inc.
1.80%, 06/01/26	4,015	3,819,946
3.00%, 06/01/31	3,135	2,700,578
Texas Instruments Inc.
1.13%, 09/15/26	1,885	1,776,583
1.75%, 05/04/30	5,230	4,497,154
1.90%, 09/15/31(c)	3,425	2,894,387
2.25%, 09/04/29	4,303	3,878,175
2.70%, 09/15/51	2,655	1,683,546
2.90%, 11/03/27	4,241	4,064,071
3.65%, 08/16/32	3,560	3,313,690
3.88%, 03/15/39	4,848	4,271,901
4.10%, 08/16/52	1,881	1,545,301
4.15%, 05/15/48	7,776	6,576,273
4.60%, 02/08/27	1,915	1,925,832
4.60%, 02/15/28	4,185	4,209,117
4.60%, 02/08/29	1,635	1,639,739
4.85%, 02/08/34	1,645	1,648,118
4.90%, 03/14/33	2,500	2,528,131
5.00%, 03/14/53	3,805	3,640,049
5.05%, 05/18/63	3,840	3,616,427
5.15%, 02/08/54	1,295	1,266,050
TSMC Arizona Corp.
1.75%, 10/25/26	9,120	8,613,274
2.50%, 10/25/31	9,230	7,994,977
3.13%, 10/25/41	6,810	5,387,781
3.25%, 10/25/51(c)	5,100	3,821,297
Security	Par (000)	Value
Semiconductors (continued)
3.88%, 04/22/27	$2,685	$2,636,500
4.13%, 04/22/29	1,405	1,372,348
4.25%, 04/22/32(c)	2,395	2,320,128
4.50%, 04/22/52(c)	1,615	1,544,161
Xilinx Inc., 2.38%, 06/01/30	4,896	4,335,657
		755,796,082
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	2,924	2,636,739
3.48%, 12/01/27	3,371	3,242,143
4.20%, 05/01/30	2,385	2,273,427
		8,152,309
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27	6,106	5,820,386
2.30%, 02/01/30	7,596	6,798,229
4.80%, 04/04/29	2,700	2,734,300
4.85%, 04/04/27	2,830	2,860,287
4.95%, 04/04/34	2,055	2,066,970
Atlassian Corp.
5.25%, 05/15/29	2,000	2,025,103
5.50%, 05/15/34	1,530	1,555,778
Autodesk Inc.
2.40%, 12/15/31	5,118	4,350,062
2.85%, 01/15/30(c)	3,312	3,013,968
3.50%, 06/15/27	4,205	4,093,573
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	4,966	4,285,979
2.90%, 12/01/29	4,388	3,982,508
3.40%, 06/27/26	3,472	3,394,980
Cadence Design Systems Inc.
4.20%, 09/10/27	1,065	1,056,859
4.30%, 09/10/29	2,795	2,742,576
4.70%, 09/10/34	1,550	1,511,202
Concentrix Corp.
6.60%, 08/02/28(c)	3,920	3,974,245
6.65%, 08/02/26	4,250	4,330,774
6.85%, 08/02/33(c)	3,360	3,387,410
Electronic Arts Inc.
1.85%, 02/15/31	4,707	3,947,415
2.95%, 02/15/51	3,708	2,445,999
4.80%, 03/01/26	4,202	4,200,989
Fidelity National Information Services Inc.
1.15%, 03/01/26	7,393	7,048,735
1.65%, 03/01/28	4,079	3,694,449
2.25%, 03/01/31(c)	60	51,459
3.10%, 03/01/41	4,230	3,136,626
3.75%, 05/21/29	1,660	1,585,301
4.50%, 08/15/46	1,262	1,051,886
5.10%, 07/15/32	3,120	3,143,301
Fiserv Inc.
2.25%, 06/01/27	3,515	3,307,738
2.65%, 06/01/30	5,434	4,830,144
3.20%, 07/01/26	8,834	8,624,376
3.50%, 07/01/29	11,695	11,049,600
4.20%, 10/01/28	5,602	5,481,769
4.40%, 07/01/49	8,950	7,565,917
4.75%, 03/15/30	2,460	2,444,777
5.15%, 03/15/27	2,510	2,537,670
5.15%, 08/12/34	3,740	3,713,622

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.35%, 03/15/31	$2,650	$2,706,767
5.38%, 08/21/28	3,440	3,506,596
5.45%, 03/02/28	4,349	4,436,725
5.45%, 03/15/34	2,400	2,435,191
5.60%, 03/02/33	2,200	2,260,073
5.63%, 08/21/33	3,460	3,556,582
Intuit Inc.
1.35%, 07/15/27	3,329	3,071,095
1.65%, 07/15/30	5,112	4,333,783
5.13%, 09/15/28	4,365	4,459,996
5.20%, 09/15/33	4,425	4,510,771
5.25%, 09/15/26	4,035	4,091,868
5.50%, 09/15/53	2,805	2,854,739
Microsoft Corp.
1.35%, 09/15/30	3,835	3,257,799
2.40%, 08/08/26	16,705	16,169,934
2.50%, 09/15/50	6,103	3,874,060
2.53%, 06/01/50	26,120	16,734,365
2.68%, 06/01/60	15,682	9,577,107
2.92%, 03/17/52	25,291	17,452,374
3.04%, 03/17/62	8,139	5,439,311
3.13%, 11/03/25	9,091	8,974,374
3.30%, 02/06/27	15,330	15,023,490
3.40%, 09/15/26	6,140	6,041,974
3.40%, 06/15/27	3,645	3,573,728
3.45%, 08/08/36	8,126	7,194,590
3.50%, 02/12/35	11,386	10,457,759
3.50%, 11/15/42(c)	4,245	3,565,592
3.70%, 08/08/46	4,880	4,063,560
3.75%, 02/12/45	2,385	2,060,894
3.95%, 08/08/56	1,500	1,245,811
4.00%, 02/12/55	2,415	2,078,192
4.10%, 02/06/37	3,901	3,702,242
4.20%, 11/03/35	2,235	2,164,630
4.25%, 02/06/47	2,187	2,042,706
4.45%, 11/03/45	4,196	3,972,695
4.50%, 10/01/40	3,295	3,227,242
4.50%, 06/15/47	4,193	3,897,099
4.50%, 02/06/57(c)	1,750	1,643,726
5.20%, 06/01/39(c)	1,710	1,814,604
5.30%, 02/08/41(c)	3,035	3,373,723
Oracle Corp.
1.65%, 03/25/26	10,105	9,682,403
2.30%, 03/25/28	10,375	9,601,098
2.65%, 07/15/26	14,390	13,918,548
2.80%, 04/01/27	9,877	9,466,324
2.88%, 03/25/31	13,466	11,931,270
2.95%, 04/01/30	17,725	16,085,520
3.25%, 11/15/27	9,562	9,185,644
3.25%, 05/15/30	1,784	1,645,170
3.60%, 04/01/40	12,240	9,727,885
3.60%, 04/01/50	17,978	12,956,072
3.65%, 03/25/41	9,043	7,162,422
3.80%, 11/15/37	8,588	7,278,745
3.85%, 07/15/36	6,262	5,423,853
3.85%, 04/01/60	14,216	10,080,207
3.90%, 05/15/35	5,510	4,890,809
3.95%, 03/25/51	13,252	10,100,802
4.00%, 07/15/46	11,929	9,355,990
4.00%, 11/15/47	9,143	7,109,208
4.10%, 03/25/61	6,751	5,007,908
Security	Par (000)	Value
Software (continued)
4.13%, 05/15/45	$8,654	$6,966,651
4.20%, 09/27/29	8,100	7,890,281
4.30%, 07/08/34	8,037	7,501,290
4.38%, 05/15/55	5,219	4,212,354
4.50%, 05/06/28	2,540	2,526,220
4.50%, 07/08/44	4,188	3,586,349
4.65%, 05/06/30	2,495	2,474,183
4.70%, 09/27/34	13,010	12,518,705
4.90%, 02/06/33	5,645	5,570,052
5.38%, 07/15/40	8,489	8,307,980
5.38%, 09/27/54	9,840	9,363,161
5.50%, 09/27/64	10,400	9,813,966
5.55%, 02/06/53	9,095	8,883,947
5.80%, 11/10/25	2,345	2,369,759
6.13%, 07/08/39	4,868	5,147,418
6.15%, 11/09/29	5,850	6,182,278
6.25%, 11/09/32	8,007	8,592,420
6.50%, 04/15/38	5,160	5,630,199
6.90%, 11/09/52	9,940	11,426,534
Roper Technologies Inc.
1.40%, 09/15/27	3,361	3,088,208
1.75%, 02/15/31	4,983	4,118,075
2.00%, 06/30/30	3,409	2,916,185
2.95%, 09/15/29	3,943	3,621,978
3.80%, 12/15/26	4,222	4,159,463
3.85%, 12/15/25	3,091	3,060,237
4.20%, 09/15/28	4,694	4,614,526
4.50%, 10/15/29	1,405	1,383,743
4.75%, 02/15/32	2,210	2,173,698
4.90%, 10/15/34	4,495	4,385,845
Salesforce Inc.
1.50%, 07/15/28	3,455	3,115,864
1.95%, 07/15/31	6,032	5,103,482
2.70%, 07/15/41	4,470	3,230,391
2.90%, 07/15/51	7,040	4,659,244
3.05%, 07/15/61	4,850	3,083,465
3.70%, 04/11/28	9,946	9,720,562
ServiceNow Inc., 1.40%, 09/01/30	8,669	7,240,505
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,715	4,601,926
4.00%, 04/14/32	2,938	2,745,331
4.95%, 03/28/28	4,435	4,450,789
5.00%, 03/28/26	5,480	5,499,752
5.40%, 06/12/29	2,545	2,583,704
5.60%, 06/12/34	1,935	1,963,087
VMware LLC
1.40%, 08/15/26	6,102	5,752,352
1.80%, 08/15/28	3,759	3,366,052
2.20%, 08/15/31	3,213	2,677,922
3.90%, 08/21/27	5,061	4,944,702
4.65%, 05/15/27	4,581	4,567,587
4.70%, 05/15/30	4,175	4,100,207
Workday Inc.
3.50%, 04/01/27	4,700	4,580,626
3.70%, 04/01/29	3,443	3,299,198
3.80%, 04/01/32	4,920	4,542,550
		777,619,610
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	4,625	4,151,703
3.63%, 04/22/29	7,321	6,931,952

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.38%, 07/16/42	$5,015	$4,325,379
4.38%, 04/22/49(c)	5,436	4,597,822
4.70%, 07/21/32	4,815	4,670,874
6.13%, 11/15/37	1,530	1,602,834
6.13%, 03/30/40	8,082	8,476,856
6.38%, 03/01/35	5,753	6,213,988
AT&T Inc.
1.65%, 02/01/28	15,366	13,962,062
1.70%, 03/25/26	9,341	8,963,278
2.25%, 02/01/32	12,416	10,331,047
2.30%, 06/01/27	8,127	7,677,371
2.55%, 12/01/33	16,163	13,158,107
2.75%, 06/01/31	12,136	10,661,597
2.95%, 07/15/26	4,021	3,909,953
3.10%, 02/01/43	2,710	1,979,681
3.30%, 02/01/52	2,750	1,880,396
3.50%, 06/01/41	10,585	8,313,631
3.50%, 09/15/53	34,676	24,125,664
3.50%, 02/01/61	2,395	1,601,370
3.55%, 09/15/55	31,608	21,943,168
3.65%, 06/01/51	11,161	8,110,419
3.65%, 09/15/59	27,217	18,666,512
3.80%, 02/15/27	3,199	3,139,140
3.80%, 12/01/57	25,171	18,039,254
3.85%, 06/01/60(c)	6,695	4,800,734
3.88%, 01/15/26	4,124	4,083,426
4.10%, 02/15/28	2,955	2,903,238
4.25%, 03/01/27	3,484	3,458,780
4.30%, 02/15/30	14,102	13,725,485
4.30%, 12/15/42	4,473	3,804,331
4.35%, 03/01/29	13,529	13,337,141
4.35%, 06/15/45	3,790	3,182,347
4.50%, 05/15/35	13,574	12,720,651
4.50%, 03/09/48	6,150	5,225,044
4.55%, 03/09/49	4,179	3,579,729
4.65%, 06/01/44	3,774	3,314,455
4.75%, 05/15/46	4,801	4,272,721
4.80%, 06/15/44	1,150	1,024,601
4.85%, 03/01/39	5,092	4,776,378
4.85%, 07/15/45	3,174	2,835,264
4.90%, 08/15/37	4,663	4,446,969
5.15%, 03/15/42	680	643,209
5.15%, 11/15/46	2,301	2,152,555
5.15%, 02/15/50	2,047	1,899,798
5.25%, 03/01/37	3,140	3,101,590
5.35%, 09/01/40	1,613	1,581,395
5.40%, 02/15/34	11,305	11,480,053
5.45%, 03/01/47	3,247	3,123,978
5.54%, 02/20/26	1,195	1,195,351
5.55%, 08/15/41	2,662	2,643,692
5.65%, 02/15/47	1,012	1,021,050
5.70%, 03/01/57	1,606	1,575,121
6.00%, 08/15/40	2,204	2,278,332
6.30%, 01/15/38	995	1,076,692
6.38%, 03/01/41	1,719	1,847,374
6.55%, 02/15/39	660	719,336
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	3,770	2,735,583
4.30%, 07/29/49	3,135	2,552,440
4.46%, 04/01/48	5,751	4,834,182
5.10%, 05/11/33	4,425	4,375,061
Security	Par (000)	Value
Telecommunications (continued)
5.20%, 02/15/34	$2,215	$2,202,828
5.55%, 02/15/54	2,620	2,584,069
Series US-4, 3.65%, 03/17/51	2,744	1,985,372
Series US-5, 2.15%, 02/15/32	3,345	2,752,307
Series US-6, 3.20%, 02/15/52	2,865	1,901,368
British Telecommunications PLC
5.13%, 12/04/28	4,433	4,474,425
9.63%, 12/15/30	10,671	13,116,900
Cisco Systems Inc.
2.50%, 09/20/26	5,702	5,519,806
2.95%, 02/28/26	4,905	4,812,581
4.80%, 02/26/27	6,485	6,540,521
4.85%, 02/26/29	8,956	9,067,500
4.90%, 02/26/26	4,440	4,469,899
4.95%, 02/26/31	5,795	5,871,753
5.05%, 02/26/34	7,150	7,269,748
5.30%, 02/26/54	6,565	6,602,525
5.35%, 02/26/64	4,285	4,296,262
5.50%, 01/15/40	8,466	8,736,178
5.90%, 02/15/39	10,095	10,860,706
Corning Inc.
3.90%, 11/15/49	1,773	1,381,684
4.38%, 11/15/57	3,942	3,182,421
4.70%, 03/15/37	1,327	1,250,681
4.75%, 03/15/42	2,530	2,300,926
5.35%, 11/15/48	2,714	2,624,788
5.45%, 11/15/79	3,943	3,682,992
5.75%, 08/15/40	1,797	1,827,775
5.85%, 11/15/68	1,897	1,891,234
Deutsche Telekom International Finance BV
8.75%, 06/15/30	15,465	18,192,201
9.25%, 06/01/32	3,572	4,475,672
Juniper Networks Inc.
1.20%, 12/10/25	2,030	1,947,640
2.00%, 12/10/30	2,961	2,465,746
3.75%, 08/15/29	2,711	2,560,011
5.95%, 03/15/41	2,219	2,215,940
Koninklijke KPN NV, 8.38%, 10/01/30	1,662	1,943,484
Motorola Solutions Inc.
2.30%, 11/15/30	3,171	2,725,681
2.75%, 05/24/31	5,030	4,394,818
4.60%, 02/23/28(c)	3,990	3,973,717
4.60%, 05/23/29	4,291	4,251,364
5.00%, 04/15/29	2,665	2,685,437
5.40%, 04/15/34	2,870	2,906,595
5.50%, 09/01/44	1,458	1,431,512
5.60%, 06/01/32	3,010	3,102,608
Nokia OYJ
4.38%, 06/12/27	3,718	3,647,183
6.63%, 05/15/39	2,766	2,837,433
Orange SA
5.38%, 01/13/42	3,964	3,878,648
5.50%, 02/06/44	3,424	3,396,242
9.00%, 03/01/31	11,595	14,015,948
Rogers Communications Inc.
2.90%, 11/15/26	4,162	4,008,893
3.20%, 03/15/27	3,760	3,624,531
3.63%, 12/15/25	4,488	4,425,309
3.70%, 11/15/49	4,858	3,523,075
3.80%, 03/15/32	4,605	4,197,951
4.30%, 02/15/48	3,352	2,692,380

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.35%, 05/01/49	$5,503	$4,461,382
4.50%, 03/15/42	4,080	3,513,082
4.50%, 03/15/43	2,353	2,001,135
4.55%, 03/15/52	6,730	5,572,952
5.00%, 02/15/29	4,646	4,649,937
5.00%, 03/15/44	4,243	3,853,803
5.30%, 02/15/34	5,235	5,192,838
5.45%, 10/01/43	2,743	2,628,763
7.50%, 08/15/38	2,451	2,846,155
Sprint Capital Corp.
6.88%, 11/15/28	2,980	3,197,135
8.75%, 03/15/32	8,550	10,337,194
Sprint LLC, 7.63%, 03/01/26	2,815	2,888,803
Telefonica Emisiones SA
4.10%, 03/08/27	4,514	4,449,746
4.67%, 03/06/38	2,506	2,260,444
4.90%, 03/06/48	5,708	4,983,782
5.21%, 03/08/47	10,100	9,190,140
5.52%, 03/01/49	5,337	5,075,209
7.05%, 06/20/36	8,409	9,376,016
Telefonica Europe BV, 8.25%, 09/15/30	6,248	7,191,897
TELUS Corp.
2.80%, 02/16/27	3,500	3,341,459
3.40%, 05/13/32	4,965	4,426,713
3.70%, 09/15/27	3,638	3,528,243
4.30%, 06/15/49	2,092	1,664,938
4.60%, 11/16/48	3,407	2,876,973
T-Mobile USA Inc.
1.50%, 02/15/26	4,183	4,015,578
2.05%, 02/15/28	8,775	8,056,167
2.25%, 02/15/26	9,251	8,961,271
2.25%, 11/15/31	6,849	5,746,987
2.40%, 03/15/29	2,668	2,413,627
2.55%, 02/15/31	11,514	10,010,063
2.63%, 04/15/26	6,803	6,595,724
2.63%, 02/15/29	4,155	3,790,982
2.70%, 03/15/32	5,110	4,378,178
2.88%, 02/15/31	6,190	5,483,001
3.00%, 02/15/41	10,801	7,930,345
3.30%, 02/15/51	13,164	9,052,819
3.38%, 04/15/29	6,745	6,334,383
3.40%, 10/15/52	12,080	8,409,561
3.50%, 04/15/31	9,235	8,473,538
3.60%, 11/15/60	7,948	5,463,380
3.75%, 04/15/27	16,352	16,009,439
3.88%, 04/15/30	28,162	26,751,814
4.20%, 10/01/29	3,545	3,445,552
4.38%, 04/15/40	8,995	7,953,095
4.50%, 04/15/50	12,047	10,216,877
4.70%, 01/15/35	4,280	4,117,443
4.75%, 02/01/28	9,965	9,925,295
4.80%, 07/15/28	5,505	5,505,314
4.85%, 01/15/29	3,735	3,741,304
4.95%, 03/15/28	5,505	5,534,615
5.05%, 07/15/33	11,882	11,828,258
5.15%, 04/15/34	3,850	3,845,330
5.20%, 01/15/33	3,075	3,091,753
5.25%, 06/15/55	5,660	5,361,080
5.38%, 04/15/27	5,075	5,107,980
5.50%, 01/15/55	2,220	2,185,019
5.65%, 01/15/53	7,115	7,127,066
Security	Par (000)	Value
Telecommunications (continued)
5.75%, 01/15/34	$5,705	$5,945,235
5.75%, 01/15/54	5,945	6,022,390
5.80%, 09/15/62	2,415	2,434,939
6.00%, 06/15/54	2,840	2,983,164
Verizon Communications Inc.
0.85%, 11/20/25	9,671	9,303,649
1.45%, 03/20/26	8,546	8,186,374
1.50%, 09/18/30	4,417	3,676,573
1.68%, 10/30/30	3,898	3,239,615
1.75%, 01/20/31	10,525	8,728,991
2.10%, 03/22/28	13,825	12,693,633
2.36%, 03/15/32	19,772	16,498,000
2.55%, 03/21/31	13,271	11,519,269
2.63%, 08/15/26	9,573	9,251,651
2.65%, 11/20/40	12,343	8,627,686
2.85%, 09/03/41	4,252	3,024,835
2.88%, 11/20/50	12,474	7,930,546
2.99%, 10/30/56	16,669	10,318,813
3.00%, 03/22/27	6,105	5,883,552
3.00%, 11/20/60	10,632	6,419,254
3.15%, 03/22/30	8,489	7,794,462
3.40%, 03/22/41	13,705	10,612,206
3.55%, 03/22/51	19,703	14,401,395
3.70%, 03/22/61	11,925	8,458,160
3.85%, 11/01/42	2,846	2,301,405
3.88%, 02/08/29	6,022	5,826,248
3.88%, 03/01/52	4,070	3,123,263
4.00%, 03/22/50	5,797	4,567,404
4.02%, 12/03/29	15,384	14,794,876
4.13%, 03/16/27	10,533	10,407,131
4.13%, 08/15/46	3,937	3,209,049
4.27%, 01/15/36	1,580	1,442,368
4.33%, 09/21/28	17,981	17,732,713
4.40%, 11/01/34	10,714	10,061,285
4.50%, 08/10/33	9,862	9,386,741
4.52%, 09/15/48	3,450	2,984,949
4.67%, 03/15/55	3,308	2,895,782
4.75%, 11/01/41	3,023	2,789,429
4.78%, 02/15/35(b)	1,150	1,107,818
4.81%, 03/15/39	7,562	7,078,213
4.86%, 08/21/46	9,824	9,020,149
5.01%, 04/15/49(c)	3,905	3,739,648
5.01%, 08/21/54	3,083	2,829,610
5.05%, 05/09/33	3,695	3,699,528
5.25%, 03/16/37	7,717	7,644,982
5.50%, 03/16/47	1,811	1,819,707
5.50%, 02/23/54	2,833	2,816,797
5.85%, 09/15/35	2,337	2,442,627
6.40%, 09/15/33	1,480	1,613,669
6.55%, 09/15/43	3,978	4,459,699
7.75%, 12/01/30	4,467	5,134,836
Vodafone Group PLC
4.25%, 09/17/50	8,219	6,496,302
4.38%, 05/30/28(c)	2,940	2,934,796
4.88%, 06/19/49	5,863	5,166,761
5.00%, 05/30/38	2,343	2,239,300
5.13%, 06/19/59	1,971	1,744,914
5.25%, 05/30/48(c)	2,635	2,477,292
5.63%, 02/10/53	4,595	4,457,875
5.75%, 06/28/54	6,470	6,393,232
5.75%, 02/10/63	1,775	1,704,217

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.88%, 06/28/64	$4,750	$4,663,117
6.15%, 02/27/37	3,467	3,691,594
6.25%, 11/30/32	2,643	2,854,842
7.88%, 02/15/30	3,635	4,148,807
		1,314,718,356
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	2,674	2,583,320
3.55%, 11/19/26	4,329	4,217,064
3.90%, 11/19/29	5,224	4,920,119
5.10%, 05/15/44(c)	2,096	1,874,980
6.05%, 05/14/34	1,675	1,710,126
6.35%, 03/15/40	2,554	2,651,875
Mattel Inc., 5.45%, 11/01/41	1,095	1,004,549
		18,962,033
Transportation — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55, (3-mo. LIBOR US + 2.350%)(a)(c)	1,507	1,521,032
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,149	2,041,432
3.05%, 02/15/51	2,927	1,990,774
3.25%, 06/15/27	5,586	5,429,471
3.30%, 09/15/51	4,640	3,307,922
3.55%, 02/15/50	3,941	2,973,833
3.90%, 08/01/46	3,523	2,846,359
4.05%, 06/15/48	3,454	2,860,647
4.13%, 06/15/47	3,595	3,006,069
4.15%, 04/01/45	4,543	3,847,351
4.15%, 12/15/48	3,400	2,839,320
4.38%, 09/01/42	1,787	1,589,473
4.40%, 03/15/42	2,792	2,495,191
4.45%, 03/15/43	3,770	3,370,907
4.45%, 01/15/53	2,765	2,417,456
4.55%, 09/01/44	3,818	3,431,214
4.70%, 09/01/45	2,479	2,255,323
4.90%, 04/01/44	3,444	3,241,101
4.95%, 09/15/41	1,883	1,795,163
5.05%, 03/01/41	2,379	2,307,764
5.15%, 09/01/43	3,475	3,427,541
5.20%, 04/15/54	5,300	5,201,477
5.40%, 06/01/41	2,342	2,355,050
5.50%, 03/15/55	4,980	5,080,958
5.75%, 05/01/40	3,676	3,856,392
6.15%, 05/01/37	2,628	2,873,631
6.20%, 08/15/36	1,675	1,832,446
7.00%, 12/15/25	2,944	3,019,072
Canadian National Railway Co.
2.45%, 05/01/50	3,227	1,967,025
2.75%, 03/01/26	5,268	5,145,096
3.20%, 08/02/46	3,134	2,282,485
3.65%, 02/03/48	3,159	2,468,809
3.85%, 08/05/32	3,635	3,401,718
4.38%, 09/18/34	2,275	2,177,467
4.40%, 08/05/52	2,640	2,308,654
4.45%, 01/20/49	3,227	2,847,765
5.85%, 11/01/33	1,215	1,297,421
6.13%, 11/01/53	580	655,392
6.20%, 06/01/36	1,800	1,971,168
6.25%, 08/01/34	3,030	3,333,535
6.38%, 11/15/37	2,212	2,464,724
Security	Par (000)	Value
Transportation (continued)
6.90%, 07/15/28	$2,125	$2,294,298
Canadian Pacific Railway Co.
1.75%, 12/02/26	3,760	3,548,219
2.05%, 03/05/30	2,861	2,493,753
2.45%, 12/02/31	3,435	2,960,334
2.88%, 11/15/29	3,443	3,146,492
3.00%, 12/02/41	4,572	3,395,500
3.10%, 12/02/51	7,522	5,090,334
3.50%, 05/01/50	2,760	2,034,542
4.00%, 06/01/28	3,265	3,193,350
4.20%, 11/15/69	2,322	1,782,417
4.30%, 05/15/43	1,976	1,708,680
4.70%, 05/01/48	2,495	2,235,645
4.80%, 09/15/35	1,428	1,388,935
4.80%, 08/01/45	2,512	2,285,152
4.95%, 08/15/45	1,992	1,846,917
5.95%, 05/15/37	1,703	1,787,457
6.13%, 09/15/2115	3,634	3,783,325
7.13%, 10/15/31	1,498	1,688,069
CH Robinson Worldwide Inc., 4.20%, 04/15/28	4,500	4,405,886
CSX Corp.
2.40%, 02/15/30	2,918	2,601,434
2.50%, 05/15/51	1,736	1,052,632
2.60%, 11/01/26	5,623	5,423,484
3.25%, 06/01/27	6,626	6,427,608
3.35%, 11/01/25	6,409	6,335,082
3.35%, 09/15/49	2,894	2,086,211
3.80%, 03/01/28	3,861	3,768,398
3.80%, 11/01/46	3,684	2,910,760
3.80%, 04/15/50	2,456	1,925,343
3.95%, 05/01/50	2,771	2,233,374
4.10%, 11/15/32	3,261	3,102,561
4.10%, 03/15/44	4,038	3,405,946
4.25%, 03/15/29	5,380	5,303,527
4.25%, 11/01/66	2,513	1,988,218
4.30%, 03/01/48	3,900	3,321,944
4.40%, 03/01/43	1,505	1,332,549
4.50%, 03/15/49	1,981	1,740,757
4.50%, 11/15/52	3,536	3,093,257
4.50%, 08/01/54	1,354	1,182,113
4.65%, 03/01/68	2,060	1,751,909
4.75%, 05/30/42	2,655	2,456,877
4.75%, 11/15/48	3,186	2,897,708
4.90%, 03/15/55	670	620,567
5.20%, 11/15/33	3,430	3,498,409
5.50%, 04/15/41	2,214	2,246,899
6.00%, 10/01/36	2,217	2,376,167
6.15%, 05/01/37	2,930	3,174,558
6.22%, 04/30/40	3,048	3,328,773
FedEx Corp.
2.40%, 05/15/31	4,150	3,573,757
3.10%, 08/05/29	5,949	5,526,790
3.25%, 04/01/26	6,632	6,502,070
3.25%, 05/15/41	2,785	2,071,746
3.40%, 02/15/28	3,372	3,242,668
3.88%, 08/01/42	1,865	1,478,565
3.90%, 02/01/35	2,530	2,267,817
4.05%, 02/15/48	3,075	2,429,678
4.10%, 04/15/43	2,565	2,092,323
4.10%, 02/01/45	2,545	2,037,889

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.20%, 10/17/28	$1,079	$1,058,972
4.25%, 05/15/30	2,790	2,713,816
4.40%, 01/15/47	3,385	2,798,587
4.55%, 04/01/46	5,085	4,313,122
4.75%, 11/15/45	5,437	4,755,749
4.90%, 01/15/34	2,740	2,716,121
4.95%, 10/17/48	3,036	2,723,119
5.10%, 01/15/44	3,247	3,020,285
5.25%, 05/15/50(c)	5,096	4,795,330
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	5,761	4,859,621
JB Hunt Transport Services Inc., 3.88%, 03/01/26	5,057	4,996,813
Kirby Corp., 4.20%, 03/01/28	3,117	3,029,813
Norfolk Southern Corp.
2.30%, 05/15/31	2,890	2,488,461
2.55%, 11/01/29	2,556	2,311,630
2.90%, 06/15/26	4,483	4,363,228
2.90%, 08/25/51	2,508	1,607,560
3.00%, 03/15/32(c)	3,160	2,790,004
3.05%, 05/15/50	3,927	2,626,489
3.15%, 06/01/27	1,869	1,803,159
3.16%, 05/15/55	3,766	2,470,104
3.40%, 11/01/49	1,444	1,040,475
3.70%, 03/15/53	2,296	1,714,185
3.80%, 08/01/28	2,989	2,911,138
3.94%, 11/01/47	3,259	2,590,817
3.95%, 10/01/42	2,652	2,198,330
4.05%, 08/15/52	3,624	2,886,712
4.10%, 05/15/49	1,760	1,426,998
4.10%, 05/15/2121	2,720	1,951,693
4.15%, 02/28/48	3,255	2,692,362
4.45%, 03/01/33	2,334	2,257,100
4.45%, 06/15/45	2,392	2,084,911
4.55%, 06/01/53	2,825	2,441,151
4.65%, 01/15/46	2,339	2,082,948
4.84%, 10/01/41	2,107	1,970,157
5.05%, 08/01/30	3,505	3,554,202
5.10%, 12/31/49	1,435	1,256,663
5.35%, 08/01/54(c)	3,165	3,110,801
5.55%, 03/15/34	2,607	2,701,983
5.95%, 03/15/64	2,717	2,874,080
7.80%, 05/15/27	2,332	2,507,136
Ryder System Inc.
1.75%, 09/01/26	2,735	2,588,732
2.85%, 03/01/27	2,485	2,378,138
2.90%, 12/01/26	2,885	2,781,241
4.30%, 06/15/27	2,120	2,093,851
4.90%, 12/01/29	555	553,766
4.95%, 09/01/29	990	988,675
5.25%, 06/01/28	2,922	2,958,123
5.30%, 03/15/27	1,693	1,712,197
5.38%, 03/15/29	2,485	2,525,929
5.50%, 06/01/29	685	699,487
5.65%, 03/01/28	3,111	3,190,593
6.30%, 12/01/28	2,190	2,306,202
6.60%, 12/01/33	2,735	2,971,166
Union Pacific Corp.
2.15%, 02/05/27(c)	3,283	3,124,137
2.38%, 05/20/31	3,710	3,234,077
2.40%, 02/05/30	4,520	4,042,162
Security	Par (000)	Value
Transportation (continued)
2.75%, 03/01/26	$5,142	$5,022,861
2.80%, 02/14/32	6,472	5,703,897
2.89%, 04/06/36	3,472	2,848,254
2.95%, 03/10/52	3,910	2,593,846
2.97%, 09/16/62	3,690	2,239,476
3.00%, 04/15/27	3,775	3,646,235
3.20%, 05/20/41	4,860	3,747,435
3.25%, 02/05/50	7,516	5,357,779
3.35%, 08/15/46	1,831	1,349,520
3.38%, 02/01/35	2,346	2,060,201
3.38%, 02/14/42	2,680	2,099,683
3.50%, 02/14/53	5,415	3,985,446
3.55%, 08/15/39	2,635	2,187,708
3.55%, 05/20/61	2,679	1,888,068
3.60%, 09/15/37	2,651	2,271,332
3.70%, 03/01/29	4,593	4,439,690
3.75%, 02/05/70	3,040	2,157,397
3.80%, 10/01/51	4,983	3,887,025
3.80%, 04/06/71	3,175	2,281,675
3.84%, 03/20/60	6,561	4,919,790
3.85%, 02/14/72	2,135	1,557,100
3.88%, 02/01/55	2,000	1,559,097
3.95%, 09/10/28	5,849	5,725,682
3.95%, 08/15/59	2,526	1,942,972
4.00%, 04/15/47	2,734	2,227,195
4.05%, 11/15/45(c)	1,411	1,169,878
4.05%, 03/01/46	2,685	2,228,488
4.10%, 09/15/67	2,301	1,773,600
4.30%, 03/01/49(c)	3,006	2,571,571
4.50%, 01/20/33	5,525	5,408,163
4.50%, 09/10/48	1,278	1,129,314
4.75%, 02/21/26	6,710	6,727,448
4.95%, 09/09/52	175	166,472
4.95%, 05/15/53	2,250	2,136,734
5.15%, 01/20/63	1,733	1,650,544
6.63%, 02/01/29	3,065	3,304,415
United Parcel Service Inc.
2.40%, 11/15/26(c)	3,357	3,224,242
2.50%, 09/01/29	2,895	2,637,491
3.05%, 11/15/27	6,421	6,162,915
3.40%, 03/15/29	4,701	4,487,074
3.40%, 11/15/46	1,411	1,059,180
3.40%, 09/01/49	3,306	2,427,646
3.63%, 10/01/42	2,170	1,731,696
3.75%, 11/15/47	4,267	3,319,994
4.25%, 03/15/49	2,768	2,327,909
4.45%, 04/01/30	2,662	2,642,824
4.88%, 03/03/33(c)	3,645	3,654,473
4.88%, 11/15/40	2,263	2,162,372
5.05%, 03/03/53	4,630	4,407,505
5.15%, 05/22/34	3,575	3,632,110
5.20%, 04/01/40	2,244	2,221,786
5.30%, 04/01/50	5,927	5,871,373
5.50%, 05/22/54	3,965	4,042,588
5.60%, 05/22/64	3,180	3,230,538
6.20%, 01/15/38	6,727	7,372,222
Walmart Inc.
1.05%, 09/17/26	7,330	6,907,873
1.50%, 09/22/28	5,898	5,308,315
1.80%, 09/22/31(c)	8,307	7,015,048

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.95%, 09/09/27	$3,925	$3,888,700
		621,761,467
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	2,176	1,779,537
3.10%, 06/01/51	1,775	1,146,942
3.25%, 09/15/26	2,896	2,821,338
3.50%, 03/15/28	1,872	1,784,477
3.50%, 06/01/32	2,163	1,921,794
3.85%, 03/30/27	2,592	2,527,578
4.00%, 06/30/30	2,050	1,939,727
4.55%, 11/07/28	1,913	1,886,331
4.70%, 04/01/29	3,002	2,978,644
4.90%, 03/15/33	2,295	2,215,859
5.20%, 03/15/44	1,147	1,070,214
5.40%, 03/15/27	885	897,363
5.45%, 09/15/33	2,580	2,597,656
6.05%, 03/15/34	2,542	2,662,447
6.05%, 06/05/54	180	187,329
6.90%, 05/01/34	2,075	2,295,200
		30,712,436
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	1,634	1,546,951
3.38%, 01/20/27	1,682	1,593,547
		3,140,498
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,300,977
2.80%, 05/01/30	3,249	2,931,112
2.95%, 09/01/27	2,530	2,420,769
3.25%, 06/01/51	3,471	2,413,788
3.45%, 06/01/29	3,926	3,709,460
3.45%, 05/01/50	3,559	2,588,175
3.75%, 09/01/28	2,417	2,335,217
3.75%, 09/01/47	4,475	3,439,642
4.00%, 12/01/46(c)	2,125	1,723,357
4.15%, 06/01/49	3,376	2,774,254
4.20%, 09/01/48	2,142	1,780,697
4.30%, 12/01/42	1,319	1,144,665
4.30%, 09/01/45	2,351	2,001,898
4.45%, 06/01/32	3,015	2,933,095
5.15%, 03/01/34	1,925	1,937,574
5.45%, 03/01/54	2,320	2,311,193
6.59%, 10/15/37	1,180	1,327,470
Essential Utilities Inc.
2.40%, 05/01/31	2,824	2,436,119
2.70%, 04/15/30	2,611	2,331,346
3.35%, 04/15/50	3,324	2,297,972
3.57%, 05/01/29	1,517	1,434,958
4.28%, 05/01/49	3,315	2,715,093
4.80%, 08/15/27	1,625	1,625,363
5.30%, 05/01/52	2,720	2,565,279
5.38%, 01/15/34	1,075	1,083,195
United Utilities PLC, 6.88%, 08/15/28	1,071	1,142,722
		57,705,390
Total Corporate Bonds & Notes — 25.4% (Cost: $32,313,504,735)		30,117,959,221
Security	Par (000)	Value
Foreign Government Obligations(g)
Canada — 0.1%
Canada Government International Bond
0.75%, 05/19/26	$5,525	$5,235,781
3.75%, 04/26/28	830	819,341
4.63%, 04/30/29	100	101,747
Export Development Canada
3.00%, 05/25/27	985	956,116
3.75%, 09/07/27	320	316,166
3.88%, 02/14/28	745	737,339
4.13%, 02/13/29	200	199,195
4.38%, 06/29/26	380	380,333
4.75%, 06/05/34	990	1,017,998
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,110	1,280,625
Series HK, 9.38%, 04/15/30	1,415	1,711,690
Province of Alberta Canada
1.30%, 07/22/30	6,207	5,225,886
3.30%, 03/15/28	5,930	5,742,288
4.50%, 01/24/34	150	148,150
Province of British Columbia Canada
0.90%, 07/20/26	1,840	1,736,138
1.30%, 01/29/31(c)	4,405	3,651,792
2.25%, 06/02/26	7,085	6,857,217
4.20%, 07/06/33	12,575	12,200,441
4.75%, 06/12/34	12,040	12,120,307
4.80%, 11/15/28	580	590,246
4.90%, 04/24/29	210	214,505
6.50%, 01/15/26	388	396,550
7.25%, 09/01/36	388	468,183
Province of Manitoba Canada
1.50%, 10/25/28	360	323,225
2.13%, 06/22/26	585	563,874
4.30%, 07/27/33	75	73,057
4.90%, 05/31/34	7,160	7,285,574
Province of New Brunswick Canada, 3.63%, 02/24/28	2,141	2,083,403
Province of Ontario Canada
0.63%, 01/21/26	5,077	4,847,312
1.05%, 04/14/26	1,300	1,238,909
1.05%, 05/21/27	1,425	1,313,659
1.13%, 10/07/30	7,132	5,908,625
1.60%, 02/25/31	6,735	5,668,470
1.80%, 10/14/31	3,935	3,300,895
2.00%, 10/02/29	5,845	5,237,174
2.13%, 01/21/32	6,195	5,286,847
2.30%, 06/15/26	8,775	8,487,965
2.50%, 04/27/26	16,519	16,066,933
3.10%, 05/19/27	6,535	6,343,579
4.20%, 01/18/29	280	278,228
5.05%, 04/24/34	8,440	8,700,365
Province of Quebec Canada
1.35%, 05/28/30	6,863	5,823,990
1.90%, 04/21/31	2,095	1,790,644
2.50%, 04/20/26	4,856	4,723,635
2.75%, 04/12/27	6,292	6,066,052
3.63%, 04/13/28	8,225	8,046,321
4.25%, 09/05/34	10,120	9,795,266
4.50%, 04/03/29	30	30,157
4.50%, 09/08/33	175	173,732
Series PD, 7.50%, 09/15/29	5,122	5,802,306

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of Saskatchewan Canada, 3.25%, 06/08/27	$30	$29,154
		187,397,385
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	10,257	8,932,750
2.55%, 01/27/32	9,786	8,386,601
2.55%, 07/27/33	10,588	8,762,248
2.75%, 01/31/27	4,229	4,043,254
3.10%, 05/07/41	12,201	9,059,948
3.10%, 01/22/61	9,065	5,648,556
3.13%, 01/21/26	4,900	4,797,175
3.24%, 02/06/28	10,140	9,690,088
3.25%, 09/21/71	4,423	2,763,030
3.50%, 01/31/34	7,208	6,384,606
3.50%, 01/25/50	11,075	8,029,072
3.63%, 10/30/42	430	336,503
3.86%, 06/21/47	4,998	3,900,026
4.00%, 01/31/52(c)	3,508	2,741,483
4.34%, 03/07/42	5,321	4,639,337
4.85%, 01/22/29	9,095	9,116,404
4.95%, 01/05/36	7,129	6,969,571
5.33%, 01/05/54	3,477	3,352,545
		107,553,197
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	502	516,191
Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(f)	4,500	3,795,438
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	4,457	5,080,309
Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	1,435	1,199,555
2.15%, 07/28/31	7,605	6,401,733
2.85%, 02/14/30	7,481	6,808,414
3.05%, 03/12/51	4,195	2,875,382
3.20%, 09/23/61	2,495	1,635,435
3.35%, 03/12/71	3,580	2,369,163
3.40%, 09/18/29	4,130	3,901,189
3.50%, 01/11/28	4,837	4,669,666
3.50%, 02/14/50	3,666	2,759,927
3.55%, 03/31/32(c)	4,395	4,022,264
3.70%, 10/30/49	4,511	3,519,721
3.85%, 10/15/30	9,661	9,176,403
4.10%, 04/24/28	6,235	6,128,142
4.15%, 09/20/27	5,370	5,308,885
4.20%, 10/15/50(c)	7,190	6,088,721
4.30%, 03/31/52	3,650	3,125,962
4.35%, 01/11/48	7,525	6,595,706
4.40%, 03/10/29	1,390	1,373,991
4.45%, 04/15/70	4,425	3,724,705
4.55%, 01/11/28	2,755	2,746,419
4.65%, 09/20/32	6,485	6,345,192
4.70%, 02/10/34	5,320	5,201,993
4.75%, 02/11/29	5,033	5,042,709
Security	Par (000)	Value
Indonesia (continued)
4.75%, 09/10/34	$5,790	$5,669,825
4.85%, 01/11/33	6,825	6,758,595
5.10%, 02/10/54(c)	2,360	2,279,024
5.15%, 09/10/54	930	903,474
5.35%, 02/11/49	4,450	4,493,593
5.45%, 09/20/52	2,295	2,315,400
5.65%, 01/11/53	3,140	3,251,310
		126,692,498
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	11,070	9,570,428
2.88%, 03/16/26(c)	4,355	4,209,346
3.25%, 01/17/28	4,035	3,777,923
3.88%, 07/03/50	9,090	6,371,342
4.13%, 01/17/48	2,670	1,994,634
4.50%, 01/17/33(c)	8,620	7,853,618
4.50%, 01/30/43	5,983	4,892,358
4.50%,	4,543	3,161,595
5.38%, 03/12/29	330	330,394
5.50%, 03/12/34	14,450	14,064,869
5.75%, 03/12/54	7,155	6,533,075
State of Israel
2.50%, 01/15/30	3,130	2,705,052
3.38%, 01/15/50	7,243	4,713,779
		70,178,413
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	13,070	12,495,845
2.88%, 10/17/29	8,520	7,755,841
3.88%, 05/06/51	9,320	6,554,102
4.00%, 10/17/49	8,355	6,191,765
5.38%, 06/15/33	7,892	7,889,939
		40,887,492
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	6,725	5,551,519
1.63%, 01/20/27	120	112,917
1.88%, 07/21/26	5,595	5,358,551
1.88%, 04/15/31	15,373	13,130,021
2.00%, 10/17/29	4,617	4,123,449
2.13%, 02/16/29(c)	4,575	4,167,125
2.25%, 11/04/26	7,055	6,762,214
2.38%, 04/20/26	5,560	5,390,885
2.75%, 01/21/26	3,390	3,314,444
2.75%, 11/16/27	5,615	5,351,402
2.88%, 06/01/27	5,613	5,403,662
2.88%, 07/21/27	4,427	4,252,286
3.25%, 07/20/28	3,890	3,740,644
3.50%, 10/31/28	3,735	3,616,955
4.25%, 01/26/26	670	667,052
4.25%, 04/27/26	590	587,513
4.38%, 10/05/27	660	660,104
4.38%, 01/24/31	100	99,288
4.63%, 07/19/28	1,450	1,462,718
4.63%, 04/17/34	4,220	4,249,496
4.88%, 10/18/28	190	193,610
Japan International Cooperation Agency
1.00%, 07/22/30(c)	2,771	2,282,829
2.13%, 10/20/26	914	874,184

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
2.75%, 04/27/27	$955	$915,950
3.25%, 05/25/27	2,090	2,027,377
3.38%, 06/12/28	745	718,917
4.00%, 05/23/28	290	285,954
4.75%, 05/21/29	580	586,730
		85,887,796
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31	12,212	10,142,235
3.25%, 04/16/30	11,180	9,951,011
3.50%, 02/12/34	12,833	10,432,667
3.75%, 01/11/28	9,315	8,941,567
3.77%, 05/24/61	12,976	7,803,511
4.13%, 01/21/26	14,196	14,079,212
4.15%, 03/28/27	13,027	12,805,630
4.28%, 08/14/41	13,416	10,335,004
4.35%, 01/15/47	4,412	3,233,775
4.40%, 02/12/52	6,517	4,650,380
4.50%, 04/22/29	14,655	14,155,894
4.50%, 01/31/50(c)	9,621	7,129,033
4.60%, 01/23/46	12,524	9,511,993
4.60%, 02/10/48	8,576	6,453,219
4.75%, 04/27/32	13,197	12,272,802
4.75%, 03/08/44	16,953	13,467,849
4.88%, 05/19/33	10,068	9,263,857
5.00%, 05/07/29	2,629	2,578,932
5.00%, 04/27/51	12,639	9,968,089
5.40%, 02/09/28	3,497	3,507,530
5.55%, 01/21/45(c)	14,180	12,807,394
5.75%, 10/12/2110	11,241	8,980,407
6.00%, 05/07/36	5,068	4,921,817
6.05%, 01/11/40	11,773	11,321,638
6.34%, 05/04/53	12,656	11,758,244
6.35%, 02/09/35	11,665	11,712,970
6.40%, 05/07/54	3,250	3,050,860
6.75%, 09/27/34	10,927	11,375,366
7.50%, 04/08/33	5,522	6,140,604
8.30%, 08/15/31	5,896	6,919,688
11.50%, 05/15/26(c)	773	865,896
		270,539,074
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	13,225	9,690,766
3.16%, 01/23/30	7,033	6,059,794
3.30%, 01/19/33	6,725	5,298,184
3.87%, 07/23/60	12,468	7,034,412
3.88%, 03/17/28	5,192	4,882,093
4.30%, 04/29/53(c)	6,984	4,425,790
4.50%, 05/15/47	4,086	2,820,850
4.50%, 04/16/50	10,059	6,702,113
4.50%, 04/01/56	10,480	6,739,865
4.50%, 01/19/63	6,625	4,195,442
6.40%, 02/14/35	10,270	9,837,008
6.70%, 01/26/36	10,476	10,293,713
6.85%, 03/28/54	4,475	4,114,099
6.88%, 01/31/36	2,467	2,432,111
7.13%, 01/29/26	5,317	5,418,848
7.50%, 03/01/31	1,880	1,977,731
7.88%, 03/01/57	767	801,982
8.00%, 03/01/38	5,100	5,372,902
Security	Par (000)	Value
Panama (continued)
8.88%, 09/30/27	$5,926	$6,463,192
9.38%, 04/01/29	5,642	6,377,950
		110,938,845
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32	5,235	4,057,820
2.39%, 01/23/26(c)	1,230	1,189,352
2.78%, 01/23/31	15,129	13,122,935
2.78%, 12/01/60(c)	8,668	4,849,778
2.84%, 06/20/30	3,265	2,907,612
3.00%, 01/15/34	10,810	8,893,934
3.23%, 07/28/2121(c)	4,533	2,532,642
3.30%, 03/11/41	4,696	3,518,518
3.55%, 03/10/51(c)	6,678	4,726,068
3.60%, 01/15/72	4,435	2,840,544
4.13%, 08/25/27	3,898	3,822,785
5.38%, 02/08/35	5,335	5,254,360
5.63%, 11/18/50	8,520	8,322,748
5.88%, 08/08/54	6,440	6,382,793
6.55%, 03/14/37	4,901	5,262,793
8.75%, 11/21/33	10,030	12,250,822
		89,935,504
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond, 8.60%, 06/15/27(c)	735	799,628
Philippine Government International Bond
1.65%, 06/10/31	8,111	6,684,251
1.95%, 01/06/32	2,080	1,715,752
2.46%, 05/05/30	7,004	6,241,931
2.65%, 12/10/45	6,220	4,089,000
2.95%, 05/05/45	5,722	3,991,025
3.00%, 02/01/28	10,551	10,009,438
3.20%, 07/06/46	9,213	6,604,313
3.23%, 03/29/27	3,665	3,556,208
3.56%, 09/29/32	4,928	4,486,708
3.70%, 03/01/41	8,249	6,805,082
3.70%, 02/02/42	8,669	7,117,158
3.75%, 01/14/29	6,721	6,488,224
3.95%, 01/20/40	8,410	7,272,535
4.20%, 03/29/47	4,255	3,586,701
4.38%, 03/05/30	1,388	1,369,506
4.63%, 07/17/28	1,825	1,818,917
4.75%, 03/05/35	730	714,673
5.00%, 07/17/33	7,025	7,043,854
5.00%, 01/13/37	5,675	5,647,536
5.17%, 10/13/27	2,594	2,638,870
5.18%, 09/05/49	1,500	1,452,867
5.25%, 05/14/34	5,015	5,103,390
5.50%, 03/30/26	7,371	7,465,039
5.50%, 01/17/48(c)	5,265	5,326,086
5.60%, 05/14/49	2,205	2,256,776
5.61%, 04/13/33	4,475	4,671,641
5.95%, 10/13/47	2,930	3,133,073
6.38%, 01/15/32	5,362	5,841,525
6.38%, 10/23/34	8,116	8,964,583
7.75%, 01/14/31	7,163	8,289,200
9.50%, 02/02/30	4,174	5,085,778
		156,271,268

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	$12,370	$12,145,882
4.63%, 03/18/29	3,460	3,460,851
4.88%, 10/04/33	12,460	12,270,870
5.13%, 09/18/34	13,354	13,197,412
5.50%, 11/16/27	6,686	6,863,729
5.50%, 04/04/53	11,415	11,062,743
5.50%, 03/18/54	8,595	8,286,457
5.75%, 11/16/32	8,050	8,392,230
		75,680,174
South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 02/09/26	260	247,406
1.13%, 12/29/26	2,155	2,005,437
1.25%, 09/21/30	3,525	2,913,140
1.38%, 02/09/31	1,710	1,395,034
1.63%, 01/18/27	2,775	2,610,073
2.13%, 01/18/32(c)	3,025	2,531,272
2.38%, 04/21/27	2,730	2,598,638
2.50%, 06/29/41	5,158	3,684,382
2.63%, 05/26/26	4,522	4,385,120
3.25%, 11/10/25	3,130	3,080,438
3.25%, 08/12/26	2,940	2,873,837
4.00%, 09/11/27	30	29,719
4.00%, 09/11/29	90	87,814
4.25%, 09/15/27	1,587	1,578,564
4.50%, 01/11/29	860	857,537
4.50%, 09/15/32	3,110	3,033,543
4.63%, 01/11/27	1,490	1,494,462
4.63%, 01/11/34(c)	2,650	2,599,916
4.88%, 01/11/26	630	631,487
5.00%, 01/11/28	2,450	2,478,866
5.13%, 09/18/28	1,090	1,110,198
5.13%, 01/11/33(c)	4,760	4,844,312
5.13%, 09/18/33	2,320	2,360,201
Korea Development Bank (The)
0.80%, 04/27/26	1,650	1,560,881
1.38%, 04/25/27	2,075	1,927,195
4.25%, 09/08/32	6,250	5,995,890
4.38%, 02/15/28	2,625	2,608,058
4.38%, 02/15/33	7,378	7,125,398
4.50%, 02/15/29(c)	3,070	3,062,304
4.63%, 02/15/27	530	532,452
5.38%, 10/23/26	1,105	1,121,882
5.38%, 10/23/28	1,060	1,089,678
5.63%, 10/23/33	2,055	2,164,888
Korea International Bond
1.00%, 09/16/30	3,280	2,714,055
1.75%, 10/15/31	3,395	2,847,617
2.50%, 06/19/29	5,395	4,986,238
2.75%, 01/19/27	6,159	5,956,981
3.50%, 09/20/28	2,095	2,028,792
3.88%, 09/20/48	898	764,758
4.13%, 06/10/44	961	866,309
4.50%, 07/03/29	1,770	1,786,141
5.63%, 11/03/25	640	645,984
		99,216,897
Security	Par (000)	Value
Supranational — 0.7%
African Development Bank
0.88%, 03/23/26	$6,645	$6,330,111
0.88%, 07/22/26	7,683	7,250,564
4.38%, 11/03/27	4,570	4,591,049
4.38%, 03/14/28	4,230	4,252,546
4.63%, 01/04/27	2,160	2,176,516
5.75%, , (5-year CMT + 1.575%)(a)(h)	765	738,343
Arab Petroleum Investments Corp., 1.48%, 10/06/26(b)	230	216,291
Asian Development Bank
0.50%, 02/04/26	9,410	8,969,126
0.75%, 10/08/30	3,549	2,903,319
1.00%, 04/14/26	12,980	12,382,059
1.25%, 06/09/28	2,365	2,135,265
1.50%, 01/20/27	8,925	8,417,596
1.50%, 03/04/31	2,479	2,097,079
1.75%, 08/14/26	5,255	5,032,467
1.75%, 09/19/29	8,242	7,354,832
1.88%, 03/15/29	1,405	1,276,046
1.88%, 01/24/30	7,676	6,833,149
2.00%, 04/24/26	9,610	9,293,280
2.38%, 08/10/27	1,460	1,391,349
2.50%, 11/02/27	7,302	6,955,248
2.63%, 01/12/27	5,924	5,726,305
2.75%, 01/19/28	7,525	7,201,870
3.13%, 08/20/27	6,055	5,886,001
3.13%, 09/26/28	1,329	1,280,134
3.13%, 04/27/32	1,220	1,128,086
3.63%, 08/28/29	2,670	2,604,025
3.75%, 04/25/28	9,730	9,594,898
3.88%, 09/28/32(c)	3,385	3,282,124
3.88%, 06/14/33	5,230	5,052,507
4.00%, 01/12/33	14,611	14,268,019
4.13%, 01/12/27(c)	12,640	12,621,486
4.13%, 01/12/34	1,320	1,297,552
4.25%, 01/09/26	4,893	4,885,479
4.38%, 03/06/29	8,345	8,402,099
4.50%, 08/25/28	10,215	10,326,699
4.88%, 05/21/26	5,748	5,800,421
4.88%, 09/26/28	370	372,084
5.82%, 06/16/28	5,920	6,211,358
6.22%, 08/15/27	1,120	1,169,135
6.38%, 10/01/28(c)	1,725	1,834,055
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	6,975	6,647,715
3.75%, 09/14/27	2,860	2,824,114
4.00%, 01/18/28	4,289	4,263,962
4.25%, 03/13/34	5,855	5,801,325
4.88%, 09/14/26	2,583	2,612,110
Corp. Andina de Fomento
2.25%, 02/08/27	985	936,156
5.00%, 01/24/29	3,110	3,151,754
Council of Europe Development Bank
0.88%, 09/22/26	370	347,518
3.63%, 01/26/28	960	942,586
3.75%, 05/25/26	3,245	3,217,695
4.13%, 01/24/29	995	990,215
4.63%, 06/11/27	680	687,199
European Bank for Reconstruction & Development
0.50%, 11/25/25	6,440	6,178,341

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
0.50%, 01/28/26	$948	$903,311
4.13%, 01/25/29	985	980,990
4.25%, 03/13/34	6,730	6,655,273
4.38%, 03/09/28	975	980,247
European Investment Bank
0.38%, 12/15/25	4,370	4,177,205
0.38%, 03/26/26	5,651	5,350,798
0.63%, 10/21/27	832	750,369
0.75%, 10/26/26	7,665	7,166,320
0.75%, 09/23/30	2,375	1,948,081
0.88%, 05/17/30	4,600	3,843,164
1.25%, 02/14/31	11,719	9,785,039
1.38%, 03/15/27	17,270	16,188,211
1.63%, 10/09/29	4,510	3,996,528
1.63%, 05/13/31	675	574,006
1.75%, 03/15/29	7,655	6,912,642
2.13%, 04/13/26	8,065	7,820,947
2.38%, 05/24/27	4,141	3,962,000
3.25%, 11/15/27	2,970	2,893,262
3.63%, 07/15/30	16,595	16,082,177
3.75%, 11/15/29	500	489,668
3.75%, 02/14/33	21,415	20,587,719
3.88%, 03/15/28	4,448	4,406,262
4.00%, 02/15/29	2,240	2,222,610
4.13%, 02/13/34	25,610	25,164,278
4.38%, 03/19/27	570	572,692
4.38%, 10/10/31	1,860	1,869,657
4.50%, 10/16/28	1,175	1,188,833
4.75%, 06/15/29	2,260	2,311,660
4.88%, 02/15/36	7,346	7,635,578
Inter-American Development Bank
0.63%, 09/16/27	2,180	1,971,257
0.88%, 04/20/26	17,925	17,056,041
1.13%, 07/20/28	10,470	9,374,993
1.13%, 01/13/31	12,121	10,045,495
1.50%, 01/13/27	1,350	1,273,809
2.00%, 06/02/26	7,610	7,343,397
2.00%, 07/23/26	5,088	4,895,674
2.25%, 06/18/29	9,957	9,144,446
2.38%, 07/07/27	7,789	7,428,710
3.13%, 09/18/28	9,645	9,279,472
3.20%, 08/07/42	4,415	3,597,766
3.50%, 09/14/29	2,845	2,755,646
3.50%, 04/12/33	10,505	9,872,233
3.63%, 09/17/31	1,390	1,332,310
3.88%, 10/28/41	6,149	5,526,789
4.00%, 01/12/28	6,246	6,208,650
4.13%, 02/15/29	6,050	6,029,683
4.38%, 02/01/27	4,640	4,654,729
4.38%, 07/17/34	12,380	12,370,573
4.38%, 01/24/44	3,254	3,085,551
4.50%, 05/15/26	6,085	6,102,931
4.50%, 09/13/33	4,685	4,727,335
Inter-American Investment Corp.
3.63%, 02/17/27	690	680,068
4.13%, 02/15/28	755	751,402
4.25%, 02/14/29	800	797,959
4.75%, 09/19/28	963	978,710
International Bank for Reconstruction & Development
0.65%, 02/10/26	199	188,338
Security	Par (000)	Value
Supranational (continued)
0.75%, 11/24/27	$12,005	$10,831,850
0.75%, 08/26/30	10,488	8,607,811
0.85%, 02/10/27	100	90,097
0.88%, 07/15/26	9,105	8,605,846
0.88%, 05/14/30	14,000	11,696,806
1.13%, 09/13/28	25,912	23,103,304
1.25%, 02/10/31(c)	16,400	13,681,243
1.38%, 04/20/28	20,380	18,548,590
1.63%, 11/03/31(c)	23,574	19,780,140
1.75%, 10/23/29	12,502	11,136,118
1.88%, 10/27/26	5,430	5,189,570
2.50%, 11/22/27	17,405	16,570,906
2.50%, 03/29/32	3,181	2,819,559
3.13%, 11/20/25	3,551	3,502,094
3.13%, 06/15/27	12,445	12,121,639
3.50%, 07/12/28	18,666	18,231,528
3.63%, 09/21/29	8,850	8,622,575
3.88%, 10/16/29	4,545	4,478,001
3.88%, 02/14/30	15,345	15,078,312
3.88%, 08/28/34	26,070	25,031,785
4.00%, 08/27/26	4,910	4,892,063
4.00%, 07/25/30	6,475	6,391,637
4.00%, 01/10/31	22,519	22,178,478
4.50%, 04/10/31	3,365	3,403,863
4.63%, 08/01/28	7,165	7,273,072
4.75%, 04/10/26	3,640	3,662,288
4.75%, 11/14/33	14,232	14,648,867
4.75%, 02/15/35(c)	1,212	1,241,901
5.67%, 02/01/34	210	209,432
Series GDIF, 1.62%, 03/11/30	40	34,480
International Finance Corp.
0.75%, 10/08/26	2,980	2,789,265
0.75%, 08/27/30(c)	990	812,999
2.13%, 04/07/26	958	928,906
4.25%, 07/02/29	990	991,778
4.38%, 01/15/27	1,385	1,388,713
4.50%, 07/13/28	1,450	1,466,594
Nordic Investment Bank
0.50%, 01/21/26	935	891,175
3.38%, 09/08/27	935	913,889
4.25%, 02/28/29	990	990,741
4.38%, 03/14/28	955	959,459
		876,832,130
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	938	893,924
4.13%, 06/14/28	2,545	2,532,232
4.25%, 02/01/29	1,605	1,599,544
4.38%, 02/13/26	670	668,587
4.63%, 11/28/25	3,805	3,805,867
4.88%, 09/14/26	3,785	3,820,782
4.88%, 10/04/30	3,535	3,618,130
		16,939,066
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	130	123,101
Uruguay Government International Bond
4.13%, 11/20/45	3,057	2,671,734
4.38%, 10/27/27	14,315	14,264,379
4.38%, 01/23/31	14,686	14,433,556

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay (continued)
4.98%, 04/20/55	$10,421	$9,620,687
5.10%, 06/18/50	15,657	14,900,074
5.75%, 10/28/34	12,035	12,664,777
7.63%, 03/21/36	4,656	5,596,162
		74,274,470
Total Foreign Government Obligations — 2.0% (Cost: $2,593,769,990)		2,398,616,147
Municipal Debt Obligations
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority RB, 2.65%, 09/01/37	1,150	916,165
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,756,947
California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55	470	326,556
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,159,738
Series S-1, 7.04%, 04/01/50	4,300	5,063,170
Series S-3, 6.91%, 10/01/50	3,205	3,712,306
California Earthquake Authority RB, 5.60%, 07/01/27	1,255	1,264,843
California Health Facilities Financing Authority RB
4.19%, 06/01/37	325	300,107
4.35%, 06/01/41	1,905	1,734,457
California State University RB
Class B, 2.72%, 11/01/52	910	607,921
2.94%, 11/01/52	1,000	689,361
Class B, 2.98%, 11/01/51	3,315	2,330,180
5.18%, 11/01/53(c)	2,535	2,508,630
Series E, 2.90%, 11/01/51	1,895	1,364,776
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (AGM)	455	391,556
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,601,845
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,683,661
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53	1,025	830,248
Series A, 4.09%, 01/15/49	2,040	1,699,371
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34	1,270	1,076,110
Class B, 3.00%, 06/01/46	610	560,326
3.12%, 06/01/38 (SAP)	2,250	1,826,014
Class B, 3.29%, 06/01/42	2,790	2,152,558
3.49%, 06/01/36	230	187,365
3.71%, 06/01/41	830	635,419
3.85%, 06/01/50	980	919,317
4.21%, 06/01/50	1,535	1,134,636
Los Angeles Community College District/California GO BAB, 6.75%, 08/01/49	1,100	1,263,794
Security	Par (000)	Value
California (continued)
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	$1,150	$1,365,577
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50(c)	385	443,342
Series D, 6.57%, 07/01/45	2,970	3,304,046
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50(c)	1,400	951,797
Class A, 3.71%, 05/15/20(c)	2,600	1,737,344
4.13%, 05/15/32	1,550	1,480,054
4.56%, 05/15/53	895	799,640
Series N, Class A, 3.26%, 05/15/60(c)	1,835	1,249,427
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	2,831,148
Series F, 6.58%, 05/15/49	3,015	3,315,952
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	1,980,896
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,504,638
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 4.66%, 10/01/27	1,920	1,928,935
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50	1,600	1,240,273
State of California GO
1.70%, 02/01/28(c)	140	128,821
2.50%, 10/01/29	6,000	5,498,912
3.50%, 04/01/28	910	885,214
4.50%, 08/01/29	1,350	1,358,667
4.50%, 04/01/33(c)	2,750	2,709,176
4.60%, 04/01/38	2,170	2,066,868
5.13%, 09/01/29(c)	1,700	1,752,206
5.13%, 03/01/38	1,000	999,183
5.15%, 09/01/34	5,000	5,118,032
5.20%, 03/01/43	3,790	3,739,356
5.75%, 10/01/31	1,400	1,489,414
5.88%, 10/01/41	5,000	5,191,574
Series A, 3.05%, 04/01/29	1,110	1,050,156
State of California GO BAB
7.30%, 10/01/39	5,220	6,067,276
7.35%, 11/01/39	3,130	3,655,744
7.50%, 04/01/34(c)	8,325	9,657,299
7.55%, 04/01/39	12,470	15,056,870
7.60%, 11/01/40	7,575	9,288,129
7.63%, 03/01/40	4,350	5,263,472
University of California RB
Series AD, 4.86%, 12/31/99	3,285	2,946,311
Series AQ, 4.77%, 12/31/99	835	731,587
Series BD, 3.35%, 07/01/29(c)	4,730	4,513,767
Series BG, 1.32%, 05/15/27	775	717,677
Series BG, 1.61%, 05/15/30	2,990	2,555,271
Series BG, 3.07%, 05/15/51	3,110	2,115,211
		164,713,527
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	740,212

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	$4,765	$5,041,610
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14	1,690	1,535,198
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,586,080
		3,121,278
Florida — 0.0%
County of Broward Florida Airport System Revenue RB, 3.48%, 10/01/43	250	205,193
County of Miami-Dade Florida Aviation Revenue RB, Series C, 4.28%, 10/01/41	985	888,619
County of Miami-Dade Florida Transit System RB, Series B, 2.60%, 07/01/42	1,300	963,845
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55	245	258,587
State Board of Administration Finance Corp. RB
1.71%, 07/01/27(c)	3,250	3,000,947
2.15%, 07/01/30(c)	5,902	5,079,840
5.53%, 07/01/34	4,980	5,053,542
		15,450,573
Georgia — 0.0%
City of Atlanta Georgia Water & Wastewater Revenue RB, 2.26%, 11/01/35	1,330	1,070,658
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,741	4,113,192
Project M, Series 2010-A, 6.66%, 04/01/57	3,274	3,628,830
Project P, Series 2010-A, 7.06%, 04/01/57	3,359	3,820,462
		12,633,142
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	412,800
Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, 4.47%, 01/01/49(c)	1,050	944,800
Series C, 4.57%, 01/01/54(c)	2,450	2,269,635
Chicago O'Hare International Airport RB BAB, Series B, 6.40%, 01/01/40(c)	1,100	1,198,028
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	4,299	4,752,148
Series B, 6.90%, 12/01/40(c)	4,764	5,264,193
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,923,690
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,089,669
3.82%, 01/01/48	135	108,219
4.79%, 01/01/48	2,380	2,246,614
State of Illinois GO, 5.10%, 06/01/33	30,986	30,807,580
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,064	3,331,665
		56,936,241
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	478,778
Security	Par (000)	Value
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	$605	$425,122
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.28%, 02/01/36	1,560	1,492,117
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	1,004	989,225
4.15%, 02/01/33	2,280	2,220,242
4.48%, 08/01/39	4,415	4,199,094
5.05%, 12/01/34	1,705	1,724,125
5.08%, 06/01/31	1,426	1,437,988
5.20%, 12/01/39	3,975	4,007,478
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	906,477
		16,976,746
Maryland — 0.0%
Maryland Economic Development Corp. RB
5.43%, 05/31/56	1,545	1,541,117
5.94%, 05/31/57	1,370	1,402,790
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40	2,500	1,882,170
		4,826,077
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49	2,675	1,892,735
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29(c)	1,950	1,952,543
Series E, 5.46%, 12/01/39	3,700	3,774,870
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,827,926
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,459,735
Massachusetts School Building Authority RB
3.40%, 10/15/40	1,755	1,474,294
Series B, 1.75%, 08/15/30	2,250	1,971,064
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,101,110
		16,454,277
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,843,633
3.38%, 12/01/40	845	692,466
Michigan State University RB, 4.17%, 08/15/22	4,035	3,124,432
Michigan Strategic Fund RB, 3.23%, 09/01/47	460	352,668
University of Michigan RB
2.56%, 04/01/50	3,000	1,916,022
3.50%, 04/01/52	1,089	842,183
3.60%, 04/01/47	1,800	1,505,749
4.45%, 12/31/99(c)	5,580	4,652,609
Series B, 2.44%, 04/01/40	2,862	2,089,568
		17,019,330

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52(c)	$1,924	$1,630,942
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,000,657
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57	4,730	3,624,505
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49	2,000	1,460,674
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	969,436
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,874	6,248,974
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40(c)	6,979	8,224,236
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	2,882,119
Series C, 5.75%, 12/15/28	3,100	3,153,240
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,730	5,416,522
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	803,589
Series P, 3.92%, 05/01/19(c)	1,475	1,049,571
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	912,236
		28,690,487
New York — 0.1%
City of New York GO
5.11%, 10/01/54	590	584,269
5.26%, 10/01/44	1,200	1,184,045
5.26%, 10/01/52(c)	500	506,761
5.83%, 10/01/53	3,000	3,237,275
City of New York GO BAB
Series A-2, 5.21%, 10/01/31	2,000	1,995,709
Series C-1, 5.52%, 10/01/37	3,000	3,045,133
Series F1, 6.27%, 12/01/37	2,755	2,954,096
City of New York GOL, 4.61%, 09/01/37	1,000	964,736
Empire State Development Corp. RB, 3.90%, 03/15/33	235	221,522
Empire State Development Corp. RB BABA, 5.77%, 03/15/39	5,380	5,503,716
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	2,870	3,413,808
Metropolitan Transportation Authority RB BAB
Series 2010-A, 6.67%, 11/15/39	50	54,055
Series B, 6.65%, 11/15/39	220	236,757
Series E, 6.81%, 11/15/40	1,830	2,000,144
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	3,200	3,308,158
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(c)	$1,385	$1,363,602
5.72%, 06/15/42(c)	3,145	3,214,968
6.01%, 06/15/42(c)	1,860	1,953,433
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,270,119
5.57%, 11/01/38	2,100	2,132,660
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40(c)	2,325	2,354,502
Series F, 5.63%, 03/15/39(c)	2,725	2,762,731
Port Authority of New York & New Jersey RB
3.14%, 02/15/51	1,145	841,050
3.29%, 08/01/69(c)	1,300	877,763
4.03%, 09/01/48	1,440	1,212,218
4.23%, 10/15/57	865	733,757
5.07%, 07/15/53(c)	2,820	2,753,732
Series 164, 5.65%, 11/01/40(c)	2,255	2,371,675
Series 165, 5.65%, 11/01/40	1,795	1,883,430
Series 168, 4.93%, 10/01/51	4,165	3,993,861
Series 174, 4.46%, 10/01/62	6,585	5,826,345
Series 181, 4.96%, 08/01/46(c)	2,000	1,932,123
Series 182, 5.31%, 08/01/46	1,000	977,787
Series 192, 4.81%, 10/15/65	4,235	3,989,257
Series 225, 3.18%, 07/15/60	675	451,199
		73,106,396
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51	1,100	787,073
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	4,075	5,410,108
JobsOhio Beverage System RB
2.83%, 01/01/38(c)	1,950	1,603,130
4.43%, 01/01/33	285	282,487
Series B, 4.53%, 01/01/35	2,400	2,366,548
Ohio State University (The) RB, Series A, 4.80%, 06/01/11	350	314,740
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	2,005	1,901,234
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48	1,775	1,319,697
		13,197,944
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	715	671,681
4.62%, 06/01/44	1,655	1,582,237
4.71%, 05/01/52	3,280	3,048,086
5.09%, 02/01/52	3,680	3,573,426
		8,875,430
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	41	41,377
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,018,348
Oregon State University RB, 3.42%, 03/01/60 (BAM)	1,100	776,989
State of Oregon GO, 5.89%, 06/01/27	6,319	6,462,440
		8,299,154

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45	$1,030	$763,607
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(c)	1,130	853,464
3.86%, 06/01/38	4,200	3,812,791
Series A, 4.14%, 06/01/38	50	46,043
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,329,244
2.84%, 09/01/50	975	677,491
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45(c)	1,000	1,001,175
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19(c)	2,000	1,327,510
		9,811,325
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,106,958
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, 4.05%, 07/01/26	1,000	990,705
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, 2.44%, 08/15/49	765	486,706
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	2,400	2,258,889
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,940,144
Series C, 5.99%, 02/01/39	1,993	2,106,586
Dallas Area Rapid Transit RB, 2.61%, 12/01/48(c)	2,895	1,987,638
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(c)	3,250	3,107,533
Series B, 6.00%, 12/01/44(c)	400	418,909
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	788,564
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,264,267
Dallas Fort Worth International Airport RB
2.84%, 11/01/46	220	160,400
Class A, 2.99%, 11/01/38	1,200	1,006,176
4.09%, 11/01/51	1,245	1,053,188
4.51%, 11/01/51	4,305	3,866,088
Series A, Class A, 3.14%, 11/01/45(c)	1,405	1,061,265
Series C, Class C, 2.92%, 11/01/50(c)	2,670	1,915,460
Series C, Class C, 3.09%, 11/01/40	340	269,096
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (PSF)	400	400,662
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	4,805	3,496,551
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	4,698,138
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47	2,000	1,670,710
Security	Par (000)	Value
Texas (continued)
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47	$2,125	$1,674,844
State of Texas GO BAB
5.52%, 04/01/39	5,300	5,528,492
Series A, 4.63%, 04/01/33	1,255	1,227,746
Series A, 4.68%, 04/01/40	2,550	2,439,234
Texas Department of Transportation State Highway Fund RB, First Class, 5.18%, 04/01/30	5,115	5,140,435
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	7,874	8,003,744
5.17%, 04/01/41	6,200	6,280,529
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,350	2,757,593
Texas Transportation Commission GO, 2.47%, 10/01/44	2,505	1,775,296
		68,784,883
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50	2,790	1,661,205
2.58%, 11/01/51	2,915	1,859,048
Series A, 3.23%, 12/31/99(c)	790	479,241
Series C, 4.18%, 09/01/17	840	659,109
		4,658,603
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	1,200	1,225,114
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	135	136,490
Series C, 3.15%, 05/01/27	2,580	2,505,533
		2,642,023
Total Municipal Debt Obligations — 0.5% (Cost: $617,248,187)		548,765,134
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 25.7%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	51	49,914
2.50%, 02/01/28	659	641,302
2.50%, 01/01/30	6,570	6,319,869
2.50%, 03/01/31	66	62,678
2.50%, 08/01/31	2,114	2,013,578
2.50%, 10/01/31	4,919	4,668,105
2.50%, 11/01/31	29	27,909
2.50%, 12/01/31	7,528	7,135,682
2.50%, 02/01/32	9,322	8,842,798
2.50%, 08/01/32	110	103,941
2.50%, 01/01/33	8,146	7,688,241
2.50%, 02/01/33	21	19,969
2.50%, 04/01/33	975	912,724
3.00%, 11/01/26	90	88,823
3.00%, 01/01/27	42	41,386
3.00%, 02/01/27	106	103,831

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/27	$86	$83,970
3.00%, 05/01/27	694	681,551
3.00%, 06/01/27	622	609,776
3.00%, 07/01/27	34	33,576
3.00%, 08/01/27	100	97,312
3.00%, 09/01/27	365	357,301
3.00%, 11/01/27	165	161,671
3.00%, 12/01/27	83	80,658
3.00%, 01/01/28	21	20,851
3.00%, 11/01/28	85	82,660
3.00%, 01/01/29	131	127,721
3.00%, 03/01/29	379	369,999
3.00%, 05/01/29	13,769	13,456,586
3.00%, 05/01/30	2,532	2,454,400
3.00%, 06/01/30	1,318	1,283,354
3.00%, 07/01/30	3,091	2,994,712
3.00%, 12/01/30	7,441	7,194,427
3.00%, 02/01/31	2,299	2,217,803
3.00%, 05/01/31	4,813	4,637,476
3.00%, 06/01/31	3,563	3,430,721
3.00%, 08/01/31	29	27,601
3.00%, 12/01/31	18	17,614
3.00%, 02/01/32	67	64,128
3.00%, 07/01/32	5,448	5,223,068
3.00%, 09/01/32	7	6,973
3.00%, 02/01/33	13	11,999
3.00%, 05/01/33	1,333	1,266,794
3.00%, 06/01/42	394	352,753
3.00%, 10/01/42	173	155,034
3.00%, 01/01/43	448	401,051
3.00%, 02/01/43	10,680	9,567,429
3.00%, 12/01/44	31	27,349
3.00%, 04/01/45	257	226,966
3.00%, 08/01/45	162	143,380
3.00%, 12/01/45	13	11,081
3.00%, 01/01/46	907	801,157
3.00%, 02/01/46	107	94,945
3.00%, 07/01/46	2,066	1,820,992
3.00%, 08/01/46	37,517	33,074,365
3.00%, 09/01/46	14,876	13,227,577
3.00%, 10/01/46	28,881	25,528,206
3.00%, 11/01/46	21,824	19,239,261
3.00%, 12/01/46	50,377	44,423,317
3.00%, 01/01/47	11,804	10,406,563
3.00%, 02/01/47	25,314	22,317,508
3.00%, 03/01/47	127	112,006
3.00%, 04/01/47	327	288,382
3.00%, 05/01/47	19,638	17,381,097
3.00%, 06/01/47	20,705	18,252,468
3.00%, 08/01/47	2,649	2,335,402
3.00%, 09/01/47	600	530,385
3.00%, 10/01/47	6,577	5,798,190
3.00%, 11/01/47	10	8,594
3.00%, 01/01/48	14	12,045
3.00%, 11/01/48	997	872,912
3.00%, 03/01/49	179	156,261
3.00%, 05/01/49	214	188,217
3.00%, 06/01/49	153	133,330
3.50%, 11/01/25	167	165,602
3.50%, 03/01/26	220	218,184
3.50%, 06/01/26	56	55,779
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 03/01/32	$498	$482,759
3.50%, 05/01/32	1,440	1,398,932
3.50%, 09/01/32	1,096	1,064,958
3.50%, 06/01/33	89	86,206
3.50%, 07/01/33	4,533	4,379,238
3.50%, 11/01/33	13	12,624
3.50%, 06/01/34	3,908	3,758,930
3.50%, 03/01/38	3,035	2,891,804
3.50%, 06/01/38	803	756,829
3.50%, 09/01/38	525	494,257
3.50%, 02/01/42	49	45,247
3.50%, 05/01/42	5	4,472
3.50%, 09/01/42	7	6,862
3.50%, 10/01/42	6,359	5,864,584
3.50%, 11/01/42	483	445,474
3.50%, 01/01/43	9	8,671
3.50%, 04/01/43	3,567	3,283,242
3.50%, 06/01/43	669	615,418
3.50%, 07/01/43	1,131	1,040,644
3.50%, 08/01/43	4,120	3,791,813
3.50%, 10/01/43	882	811,572
3.50%, 01/01/44	10,587	9,759,154
3.50%, 02/01/44	5,482	5,045,914
3.50%, 09/01/44	4,211	3,866,765
3.50%, 10/01/44	6,225	5,696,142
3.50%, 11/01/44	83	74,991
3.50%, 12/01/45	8,367	7,594,894
3.50%, 01/01/46	154	140,476
3.50%, 03/01/46	22,448	20,514,894
3.50%, 05/01/46	2,922	2,669,811
3.50%, 06/01/46	87	79,063
3.50%, 07/01/46	3,971	3,625,829
3.50%, 08/01/46	2,800	2,558,349
3.50%, 09/01/46	4,463	4,073,568
3.50%, 10/01/46	846	771,210
3.50%, 11/01/46	617	561,981
3.50%, 12/01/46	3,321	3,023,924
3.50%, 01/01/47	1,707	1,556,981
3.50%, 02/01/47	4,497	4,102,176
3.50%, 03/01/47	2,904	2,648,731
3.50%, 04/01/47	6,592	5,997,020
3.50%, 05/01/47	1,333	1,213,066
3.50%, 07/01/47	5,497	5,001,132
3.50%, 08/01/47	15,994	14,633,633
3.50%, 09/01/47	21,302	19,354,321
3.50%, 12/01/47	3,628	3,300,425
3.50%, 01/01/48	16,409	15,030,237
3.50%, 02/01/48	17,590	15,995,565
3.50%, 03/01/48	7,280	6,619,356
3.50%, 04/01/48	1,685	1,539,571
3.50%, 05/01/48	8,012	7,281,948
3.50%, 04/01/49	1,067	971,001
3.50%, 05/01/49	3,283	2,979,775
3.50%, 06/01/49	1,483	1,350,178
4.00%, 05/01/25	12	11,469
4.00%, 10/01/25	99	98,327
4.00%, 02/01/26	72	72,024
4.00%, 05/01/26	156	154,470
4.00%, 12/01/32	1,022	1,004,502
4.00%, 05/01/33	1,512	1,484,090
4.00%, 09/01/41	2,324	2,215,511

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/42	$1,989	$1,895,832
4.00%, 03/01/42	434	412,580
4.00%, 06/01/42	2,832	2,699,126
4.00%, 08/01/42	1,224	1,164,161
4.00%, 07/01/44	3,194	3,030,478
4.00%, 01/01/45	786	743,782
4.00%, 02/01/45	1,161	1,105,963
4.00%, 06/01/45	1,763	1,666,504
4.00%, 08/01/45	3,124	2,952,668
4.00%, 09/01/45	5,007	4,732,751
4.00%, 01/01/46	1,406	1,329,350
4.00%, 02/01/46	143	134,397
4.00%, 03/01/46	303	285,390
4.00%, 05/01/46	3,001	2,823,880
4.00%, 06/01/46	66	61,673
4.00%, 07/01/46	2,635	2,493,398
4.00%, 08/01/46	84	79,295
4.00%, 10/01/46	2,412	2,279,735
4.00%, 11/01/46	6,865	6,460,337
4.00%, 02/01/47	2,893	2,722,737
4.00%, 08/01/47	220	206,658
4.00%, 10/01/47	646	607,360
4.00%, 11/01/47	1,180	1,108,762
4.00%, 01/01/48	4,575	4,299,212
4.00%, 02/01/48	6,967	6,557,855
4.00%, 04/01/48	150	140,378
4.00%, 06/01/48	12,764	12,047,619
4.00%, 07/01/48	11,912	11,180,611
4.00%, 08/01/48	1,546	1,450,885
4.00%, 09/01/48	3,059	2,871,469
4.00%, 10/01/48	1,673	1,573,716
4.00%, 12/01/48	8,136	7,652,037
4.00%, 01/01/49	1,279	1,200,878
4.50%, 08/01/30	757	753,490
4.50%, 03/01/39	770	756,604
4.50%, 05/01/39	977	960,118
4.50%, 10/01/39	590	580,513
4.50%, 01/01/40	170	167,189
4.50%, 02/01/41	1,198	1,174,207
4.50%, 04/01/41	35	34,544
4.50%, 05/01/41	3,025	2,965,849
4.50%, 05/01/42	3,099	3,038,516
4.50%, 01/01/45	2,282	2,229,619
4.50%, 11/01/45	164	159,674
4.50%, 12/01/45	116	113,056
4.50%, 01/01/46	3,575	3,492,043
4.50%, 03/01/46	174	168,846
4.50%, 04/01/46	507	491,471
4.50%, 05/01/46	308	299,062
4.50%, 07/01/46	104	100,519
4.50%, 08/01/46	272	263,467
4.50%, 09/01/46	2,145	2,084,854
4.50%, 05/01/47	1,864	1,805,203
4.50%, 06/01/47	1,133	1,096,180
4.50%, 11/01/47	119	114,967
4.50%, 05/01/48	5,959	5,755,555
4.50%, 06/01/48	4,691	4,534,435
4.50%, 07/01/48	3,288	3,177,897
4.50%, 09/01/48	164	158,034
4.50%, 10/01/48	6,409	6,208,474
4.50%, 11/01/48	30	29,002
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 12/01/48	$5,867	$5,667,185
4.50%, 01/01/49	1,347	1,301,359
4.50%, 05/01/49	12	11,161
5.00%, 08/01/25	64	64,258
5.00%, 04/01/33	2,047	2,061,623
5.00%, 06/01/33	253	255,286
5.00%, 12/01/33	500	503,592
5.00%, 07/01/35	980	986,879
5.00%, 01/01/36	476	479,265
5.00%, 01/01/37	56	56,453
5.00%, 02/01/37	56	56,622
5.00%, 02/01/38	294	296,217
5.00%, 03/01/38	2,112	2,124,099
5.00%, 12/01/38	256	257,537
5.00%, 03/01/40	67	66,992
5.00%, 08/01/40	313	314,144
5.00%, 09/01/40	1,381	1,385,979
5.00%, 08/01/41	392	392,408
5.00%, 09/01/47	267	263,996
5.00%, 03/01/48	228	225,766
5.00%, 04/01/48	3,941	3,898,315
5.00%, 05/01/48	1,184	1,171,075
5.00%, 07/01/48	773	764,810
5.00%, 10/01/48	604	597,145
5.00%, 11/01/48	859	851,534
5.00%, 04/01/49	356	351,950
5.00%, 06/01/49	850	839,932
5.50%, 02/01/34	814	831,661
5.50%, 05/01/35	762	780,566
5.50%, 06/01/35	413	422,927
5.50%, 05/01/36	533	546,251
5.50%, 07/01/36	900	923,103
5.50%, 03/01/38	890	913,227
5.50%, 04/01/38	171	175,828
5.50%, 01/01/39	435	445,194
5.50%, 11/01/39	460	471,567
6.00%, 10/01/36	481	499,479
6.00%, 02/01/37	415	435,310
6.00%, 11/01/37	1,508	1,581,218
6.00%, 09/01/38	22	22,685
6.03%, 11/01/40, (12-mo. LIBOR US + 1.775%)(a)	8	7,742
6.15%, 11/01/40, (12-mo. LIBOR US + 1.900%)(a)	77	78,015
6.15%, 01/01/42, (12-mo. LIBOR US + 1.900%)(a)	4	3,936
6.35%, 11/01/40, (12-mo. LIBOR US + 1.910%)(a)	267	271,829
6.84%, 12/01/38, (12-mo. LIBOR US + 1.768%)(a)	459	467,301
6.94%, 08/01/41, (12-mo. LIBOR US + 1.709%)(a)	116	118,129
6.94%, 05/01/42, (12-mo. LIBOR US + 1.799%)(a)	228	233,094
7.38%, 09/01/41, (12-mo. LIBOR US + 1.880%)(a)	205	207,898
7.65%, 11/01/41, (12-mo. LIBOR US + 1.900%)(a)	140	142,388

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.92%, 06/25/32	$25,000	$22,213,934
Series K046, Class A2, 3.21%, 03/25/25	4,919	4,883,740
Series K048, Class A2, 3.28%, 06/25/25(a)	20,946	20,763,567
Series K053, Class A2, 3.00%, 12/25/25	15,000	14,751,081
Series K059, Class A2, 3.12%, 09/25/26(a)	14,300	13,943,058
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,555,726
Series K066, Class A2, 3.12%, 06/25/27	18,250	17,636,470
Series K069, Class A2, 3.19%, 09/25/27(a)	7,118	6,868,357
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,933,104
Series K072, Class A2, 3.44%, 12/25/27	10,000	9,687,950
Series K074, Class A2, 3.60%, 01/25/28	10,000	9,725,012
Series K076, Class A2, 3.90%, 04/25/28	8,000	7,836,797
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	18,662,001
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	19,618,629
Series K086, Class A2, 3.86%, 11/25/28, (1-day SOFR + 2.127%)(a)	2,500	2,437,042
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,627,843
Series K100, Class A2, 2.67%, 09/25/29	14,000	12,854,092
Series K101, Class A2, 2.52%, 10/25/29	31,000	28,235,651
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,183,694
Series K108, Class A2, 1.52%, 03/25/30	2,000	1,717,028
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,278,352
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,224,501
Series K117, Class A2, 1.41%, 08/25/30	15,000	12,593,766
Series K120, Class A2, 1.50%, 10/25/30	1,150	965,034
Series K124, Class A2, 1.66%, 12/25/30	3,435	2,897,203
Series K126, Class A2, 2.07%, 01/25/31	17,440	15,080,837
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	3,984,527
Series K1510, Class A3, 3.79%, 01/25/34	20,000	18,576,472
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	9,959,178
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,108,089
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	13,108,653
Series K154, Class A2, 3.42%, 04/25/32	2,000	1,901,602
Series K739, Class A2, 1.34%, 09/25/27	25,490	23,503,263
Federal National Mortgage Association
3.00%, 02/01/47	7,817	7,032,223
3.00%, 03/01/47	6,398	5,570,511
3.50%, 11/01/51	5,290	4,798,821
4.00%, 02/01/47	8,596	8,153,438
4.00%, 01/01/57	5,935	5,499,837
4.00%, 02/01/57	6,571	6,088,871
6.28%, 02/01/42, (12-mo. LIBOR US + 1.805%)(a)	57	57,922
6.34%, 04/01/44, (12-mo. LIBOR US + 1.590%)(a)	161	162,344
7.25%, 10/01/41, (12-mo. LIBOR US + 1.815%)(a)	263	268,613
7.53%, 08/01/41, (12-mo. LIBOR US + 1.750%)(a)	113	114,958
Federal National Mortgage Association-ACES
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,946	2,858,815
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,534	7,306,303
Series 2017, Class A2, 2.96%, 09/25/27(a)	1,682	1,620,288
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	19,517	18,783,788
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	$14,027	$13,569,082
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	7,958	7,696,043
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,950	2,844,967
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	12,300	11,694,201
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	7,424	7,096,907
Series 2018-M2, Class A2, 2.91%, 01/25/28(a)	8,285	7,928,893
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	5,117	4,962,575
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,162	20,361,212
Series 2019-M5, Class A2, 3.27%, 02/25/29	14,293	13,648,317
Series 2019-M9, Class A2, 2.94%, 06/25/29	4,711	4,438,412
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	17,050	14,188,564
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	17,109,663
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	29,670	24,373,196
Government National Mortgage Association
1.50%, 10/20/51	4,110	3,212,750
2.00%, 07/20/50	4,850	3,966,695
2.00%, 08/20/50	69,860	57,121,538
2.00%, 09/20/50	1,867	1,525,939
2.00%, 10/20/50	47,894	39,145,941
2.00%, 11/20/50	38,868	31,763,075
2.00%, 12/20/50	70,472	57,578,260
2.00%, 01/20/51	29,063	23,741,121
2.00%, 02/20/51	193,123	157,821,922
2.00%, 05/20/51	2,830	2,311,776
2.00%, 06/20/51	6,433	5,254,767
2.00%, 08/20/51	115,898	94,658,794
2.00%, 10/20/51	81,722	66,733,346
2.00%, 11/20/51	59,355	48,463,987
2.00%, 12/20/51	212,413	173,420,947
2.00%, 01/20/52	119,338	97,422,325
2.00%, 02/20/52	52,469	42,798,925
2.00%, 03/20/52	183,071	149,330,530
2.00%, 04/20/52	43,355	35,364,878
2.00%, 06/20/52	34,219	27,912,323
2.00%, 11/20/54(i)	121,993	99,460,343
2.50%, 02/15/28	37	35,610
2.50%, 10/20/31	54	51,470
2.50%, 05/20/45	2,821	2,430,622
2.50%, 11/20/46	386	332,576
2.50%, 12/20/46	11,827	10,187,489
2.50%, 01/20/47	5,542	4,773,224
2.50%, 06/20/50	14,203	12,086,734
2.50%, 08/20/50	15,681	13,184,629
2.50%, 09/20/50	34,006	28,581,680
2.50%, 01/20/51	73,855	62,689,325
2.50%, 02/20/51	124,460	105,775,359
2.50%, 04/20/51	3,937	3,341,069
2.50%, 05/20/51	256,954	218,056,549

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 06/20/51	$7,848	$6,665,367
2.50%, 07/20/51	210,905	179,080,608
2.50%, 08/20/51	188,139	159,720,189
2.50%, 09/20/51	4,250	3,607,530
2.50%, 10/20/51	3,863	3,277,968
2.50%, 11/20/51	31,658	26,860,920
2.50%, 12/20/51	89,747	76,148,675
2.50%, 01/20/52	40,828	34,635,587
2.50%, 02/20/52	3,256	2,761,576
2.50%, 03/20/52	133,278	113,117,726
2.50%, 04/20/52	72,774	61,693,623
2.50%, 05/20/52	25,168	21,336,176
2.50%, 07/20/52	8,139	6,906,749
2.50%, 08/20/52	16,278	13,813,486
2.50%, 09/20/52	30,260	25,678,838
2.50%, 12/20/52	6,992	5,934,709
2.50%, 10/20/53	2,609	2,213,622
2.50%, 11/15/54(i)	65,848	55,774,716
3.00%, 08/20/42	4,243	3,801,985
3.00%, 09/15/42	9	7,746
3.00%, 10/15/42	24	21,879
3.00%, 03/15/43	139	124,432
3.00%, 06/15/43	23	20,756
3.00%, 07/15/43	60	53,143
3.00%, 09/20/43	4,892	4,381,701
3.00%, 11/15/43	453	404,316
3.00%, 01/15/44	4,210	3,770,519
3.00%, 08/20/44	12,676	11,355,104
3.00%, 10/15/44	100	94,997
3.00%, 03/20/45	4,079	3,632,581
3.00%, 05/20/45	16,829	14,986,339
3.00%, 06/20/45	5,515	4,911,301
3.00%, 07/20/45	11,111	9,894,468
3.00%, 10/20/45	3,789	3,374,099
3.00%, 11/20/45	2,416	2,151,068
3.00%, 12/20/45	4,434	3,948,637
3.00%, 02/20/46	13,240	11,790,286
3.00%, 04/20/46	6,028	5,349,020
3.00%, 05/20/46	9,937	8,817,753
3.00%, 06/20/46	11,860	10,524,254
3.00%, 07/20/46	16,635	14,761,467
3.00%, 08/20/46	29,254	25,959,824
3.00%, 09/20/46	21,919	19,450,433
3.00%, 11/20/46	5,923	5,256,286
3.00%, 12/15/46	7,303	6,414,960
3.00%, 12/20/46	34,290	30,428,743
3.00%, 01/20/47	1,799	1,596,323
3.00%, 02/15/47	10,642	9,449,516
3.00%, 02/20/47	10,953	9,720,026
3.00%, 03/20/47	10,005	8,878,095
3.00%, 04/20/47	222	197,109
3.00%, 06/20/47	4,803	4,257,987
3.00%, 09/20/47	287	254,738
3.00%, 10/20/47	5,838	5,175,817
3.00%, 11/20/47	107	94,716
3.00%, 12/20/47	2,575	2,283,363
3.00%, 02/20/48	4,702	4,145,216
3.00%, 03/20/48	16	14,354
3.00%, 03/20/49	9,981	8,857,535
3.00%, 07/20/49	7,969	7,046,254
3.00%, 09/20/49	24,353	21,505,716
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/15/49	$8,626	$7,571,706
3.00%, 10/20/49	12,933	11,417,277
3.00%, 11/20/49	144	127,225
3.00%, 12/20/49	76,882	67,897,930
3.00%, 01/20/50	40,960	36,125,507
3.00%, 02/20/50	51,134	45,083,649
3.00%, 07/20/50	26,539	23,371,805
3.00%, 02/20/51	1,649	1,450,315
3.00%, 06/20/51	620	545,042
3.00%, 08/20/51	68,258	59,960,080
3.00%, 09/20/51	22,418	19,689,671
3.00%, 10/20/51	25,807	22,662,202
3.00%, 11/20/51	44,179	38,787,595
3.00%, 12/20/51	39,626	34,784,438
3.00%, 02/20/52	50,045	43,915,300
3.00%, 03/20/52	32,020	27,824,214
3.00%, 04/20/52	35,694	31,017,060
3.00%, 05/20/52	49,860	43,743,972
3.00%, 06/20/52	27,106	23,781,336
3.00%, 07/20/52	25,006	21,938,605
3.00%, 08/20/52	12,318	10,806,634
3.00%, 09/20/52	17,018	14,930,672
3.00%, 11/20/52	2,369	2,078,704
3.00%, 11/20/54(i)	78,407	68,741,314
3.50%, 11/20/40	54	50,083
3.50%, 12/20/40	38	35,736
3.50%, 05/20/41	74	68,500
3.50%, 09/15/41	132	122,233
3.50%, 10/15/41	185	171,446
3.50%, 12/15/41	1,372	1,269,135
3.50%, 04/15/42	88	81,258
3.50%, 08/20/42	7,544	6,980,809
3.50%, 09/15/42	295	272,838
3.50%, 09/20/42	9,003	8,331,747
3.50%, 10/15/42	260	239,620
3.50%, 10/20/42	24,185	22,380,403
3.50%, 11/15/42	344	318,080
3.50%, 11/20/42	21,049	19,478,489
3.50%, 12/15/42	580	536,397
3.50%, 12/20/42	7,424	6,870,551
3.50%, 02/15/43	328	303,235
3.50%, 02/20/43	145	133,491
3.50%, 03/15/43	352	325,518
3.50%, 03/20/43	636	588,331
3.50%, 04/15/43	21	19,556
3.50%, 04/20/43	166	153,618
3.50%, 05/15/43	641	591,067
3.50%, 06/15/43	9,159	8,413,286
3.50%, 08/20/43	117	107,552
3.50%, 09/20/43	57	52,935
3.50%, 10/20/43	157	144,783
3.50%, 01/15/44	142	131,145
3.50%, 01/20/44	4,799	4,429,905
3.50%, 02/20/44	1,558	1,437,880
3.50%, 03/20/44	934	862,114
3.50%, 07/20/44	26	24,166
3.50%, 08/15/44	23	21,489
3.50%, 08/20/44	5,079	4,674,366
3.50%, 09/15/44	61	55,701
3.50%, 09/20/44	9,155	8,425,294
3.50%, 10/15/44	140	129,063

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/20/44	$1,446	$1,330,529
3.50%, 11/20/44	12	11,164
3.50%, 12/20/44	863	794,217
3.50%, 01/15/45	53	49,152
3.50%, 01/20/45	123	113,048
3.50%, 03/15/45	106	97,315
3.50%, 04/20/45	8,853	8,127,008
3.50%, 05/20/45	3,408	3,119,414
3.50%, 06/15/45	40	36,193
3.50%, 06/20/45	4,975	4,553,973
3.50%, 07/20/45	174	158,821
3.50%, 08/20/45	404	369,766
3.50%, 09/20/45	13,123	12,012,449
3.50%, 10/20/45	1,258	1,151,634
3.50%, 11/20/45	9,191	8,413,762
3.50%, 12/20/45	5,124	4,690,289
3.50%, 03/20/46	18,811	17,220,365
3.50%, 04/20/46	8,313	7,600,507
3.50%, 06/20/46	36,506	33,419,518
3.50%, 07/20/46	204	186,424
3.50%, 08/15/46	45	41,441
3.50%, 11/20/46	375	342,862
3.50%, 12/20/46	10,631	9,720,713
3.50%, 01/15/47	42	38,307
3.50%, 01/20/47	2,514	2,298,950
3.50%, 02/20/47	42,948	39,269,817
3.50%, 03/20/47	15,901	14,506,788
3.50%, 04/20/47	14,240	13,000,191
3.50%, 06/20/47	3,131	2,856,818
3.50%, 07/20/47	394	359,633
3.50%, 08/20/47	20,854	19,036,781
3.50%, 09/15/47	48	43,463
3.50%, 09/20/47	29,914	27,291,107
3.50%, 10/20/47	12,506	11,395,764
3.50%, 11/15/47	16	14,800
3.50%, 11/20/47	17,972	16,395,943
3.50%, 12/15/47	5	4,788
3.50%, 12/20/47	9,151	8,308,996
3.50%, 01/20/48	8,662	7,902,299
3.50%, 02/20/48	2,931	2,673,945
3.50%, 04/20/48	28,715	26,183,405
3.50%, 05/15/48	318	289,535
3.50%, 05/20/48	19,847	18,106,280
3.50%, 08/20/48	3,784	3,450,425
3.50%, 09/20/48	1,757	1,603,056
3.50%, 11/20/48	3,057	2,787,728
3.50%, 01/20/49	1,860	1,698,166
3.50%, 06/20/49	611	555,547
3.50%, 09/20/49	4,894	4,450,920
3.50%, 10/20/49	6,285	5,715,807
3.50%, 01/20/50	24,996	22,732,115
3.50%, 03/20/50	6,956	6,336,097
3.50%, 08/20/50	5,638	5,126,347
3.50%, 10/20/51	2,317	2,098,495
3.50%, 01/20/52	9,219	8,343,283
3.50%, 02/20/52	17,042	15,422,256
3.50%, 05/20/52	32,021	28,951,825
3.50%, 08/20/52	7,838	7,086,338
3.50%, 10/20/52	13,908	12,569,210
3.50%, 12/20/52	10,074	9,106,926
3.50%, 01/20/53	36,463	32,959,576
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/20/53	$24,187	$21,974,191
3.50%, 06/20/53	5,010	4,551,511
3.50%, 07/20/53	42,737	38,808,948
3.50%, 11/20/54(i)	92,351	83,451,849
4.00%, 06/15/39	5	4,494
4.00%, 09/20/40	1,926	1,848,284
4.00%, 01/15/41	1	638
4.00%, 01/20/41	634	607,831
4.00%, 02/15/41	1,571	1,504,886
4.00%, 05/20/41	12	11,764
4.00%, 07/15/41	746	714,399
4.00%, 09/15/41	17	16,072
4.00%, 09/20/41	841	806,600
4.00%, 10/15/41	291	278,231
4.00%, 11/15/41	173	166,074
4.00%, 12/15/41	648	620,556
4.00%, 12/20/41	2,820	2,703,263
4.00%, 01/15/42	63	60,326
4.00%, 01/20/42	1,227	1,176,479
4.00%, 02/15/42	293	280,277
4.00%, 03/15/42	1,529	1,463,746
4.00%, 04/15/42	457	437,628
4.00%, 09/20/42	612	585,429
4.00%, 08/15/43	12	11,071
4.00%, 10/20/43	3,049	2,903,483
4.00%, 03/15/44	71	67,527
4.00%, 04/15/44	29	27,504
4.00%, 06/15/44	103	97,822
4.00%, 08/15/44	9	8,441
4.00%, 08/20/44	216	205,203
4.00%, 09/15/44	2	1,837
4.00%, 10/15/44	9	8,913
4.00%, 10/20/44	4,064	3,864,800
4.00%, 12/20/44	271	257,293
4.00%, 01/20/45	6,372	6,059,385
4.00%, 08/20/45	3,570	3,388,313
4.00%, 09/20/45	4,193	3,979,273
4.00%, 10/20/45	496	470,540
4.00%, 01/20/46	1,901	1,803,629
4.00%, 03/20/46	9,291	8,817,094
4.00%, 07/20/46	2,005	1,891,084
4.00%, 08/20/46	23	21,492
4.00%, 09/20/46	455	429,645
4.00%, 11/20/46	2,437	2,298,661
4.00%, 12/15/46	3,648	3,441,892
4.00%, 04/20/47	15,033	14,162,671
4.00%, 06/20/47	6,094	5,741,439
4.00%, 07/20/47	26,435	24,914,606
4.00%, 08/20/47	1,285	1,211,364
4.00%, 11/20/47	16,149	15,220,003
4.00%, 12/20/47	35	33,103
4.00%, 01/20/48	128	121,005
4.00%, 03/15/48	38	35,682
4.00%, 03/20/48	18,605	17,528,163
4.00%, 04/20/48	9,998	9,404,501
4.00%, 05/15/48	1,609	1,509,280
4.00%, 05/20/48	10,726	10,084,902
4.00%, 08/20/48	16,536	15,559,881
4.00%, 09/20/48	8,577	8,073,250
4.00%, 10/20/48	507	476,859
4.00%, 11/20/48	14,160	13,317,080

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/20/49	$6,163	$5,797,139
4.00%, 03/20/49	252	237,295
4.00%, 05/20/49	1,083	1,017,720
4.00%, 06/15/49	618	581,303
4.00%, 06/20/49	1,556	1,461,912
4.00%, 09/15/49	1,670	1,568,018
4.00%, 01/20/50	63,105	59,334,719
4.00%, 02/20/50	25,517	23,992,773
4.00%, 07/20/50	4,595	4,323,648
4.00%, 07/20/52	8,369	7,796,573
4.00%, 09/20/52	77,068	71,798,187
4.00%, 10/20/52	37,964	35,367,528
4.00%, 12/20/52	16,055	14,957,457
4.00%, 03/20/53	9,246	8,613,733
4.00%, 10/20/53	6,714	6,261,832
4.00%, 11/15/54(i)	136,256	126,835,176
4.50%, 04/15/39	248	243,330
4.50%, 08/15/39	1,264	1,239,687
4.50%, 11/20/39	657	644,081
4.50%, 01/20/40	178	174,390
4.50%, 06/15/40	1,247	1,222,750
4.50%, 07/15/40	590	579,562
4.50%, 08/15/40	911	893,476
4.50%, 08/20/40	1,098	1,076,978
4.50%, 09/15/40	1,033	1,013,169
4.50%, 10/20/40	2,667	2,616,091
4.50%, 06/20/41	2,363	2,317,726
4.50%, 07/20/41	12,233	11,997,373
4.50%, 09/20/41	1,626	1,595,089
4.50%, 12/20/41	331	324,472
4.50%, 11/20/45	2,819	2,749,603
4.50%, 02/15/46	4	3,772
4.50%, 08/20/46	3,457	3,374,405
4.50%, 09/20/46	555	543,665
4.50%, 10/20/46	2,475	2,415,752
4.50%, 11/20/46	958	935,589
4.50%, 12/20/46	394	384,313
4.50%, 02/20/47	411	400,431
4.50%, 04/20/47	481	466,057
4.50%, 05/20/47	463	448,104
4.50%, 06/20/47	1,055	1,022,116
4.50%, 07/20/47	2,367	2,292,604
4.50%, 10/20/47	751	727,290
4.50%, 04/20/48	1,805	1,745,419
4.50%, 05/20/48	4,537	4,387,457
4.50%, 06/20/48	4,948	4,781,654
4.50%, 07/20/48	6,465	6,247,841
4.50%, 08/20/48	10,414	10,071,702
4.50%, 09/20/48	522	504,629
4.50%, 10/20/48	539	520,496
4.50%, 11/20/48	150	144,590
4.50%, 12/20/48	5,373	5,191,907
4.50%, 01/20/49	139	134,692
4.50%, 02/20/49	1,602	1,546,747
4.50%, 03/20/49	2,242	2,166,172
4.50%, 05/20/49	502	485,114
4.50%, 06/20/49	7,087	6,848,852
4.50%, 07/20/49	5,319	5,140,123
4.50%, 08/20/49	2,111	2,040,324
4.50%, 07/20/52	4,348	4,154,906
4.50%, 08/20/52	96,648	92,362,760
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 04/20/53	$71,802	$68,557,765
4.50%, 05/20/53	36,640	34,984,790
4.50%, 06/20/53	60,068	57,353,333
4.50%, 04/20/54	1,806	1,723,679
4.50%, 11/20/54(i)	153,661	146,658,324
5.00%, 12/15/36	343	347,397
5.00%, 01/15/39	1,092	1,110,391
5.00%, 07/15/39	1,924	1,956,984
5.00%, 05/15/40	718	721,272
5.00%, 07/20/40	3,663	3,680,396
5.00%, 08/20/40	1,378	1,385,076
5.00%, 05/15/47	1,014	1,001,877
5.00%, 06/15/47	154	152,406
5.00%, 11/15/47	348	343,931
5.00%, 12/15/47	252	249,188
5.00%, 01/15/48	330	326,223
5.00%, 02/15/48	474	468,532
5.00%, 03/20/48	978	976,089
5.00%, 04/20/48	3,366	3,356,222
5.00%, 05/20/48	3,621	3,572,918
5.00%, 10/20/48	74	73,436
5.00%, 11/20/48	1,311	1,293,659
5.00%, 12/20/48	2,401	2,368,646
5.00%, 01/20/49	4,019	3,965,829
5.00%, 04/20/49	9,365	9,250,403
5.00%, 05/20/49	1,093	1,079,658
5.00%, 06/20/49	8,599	8,494,012
5.00%, 07/20/52	4,490	4,394,455
5.00%, 09/20/52	5,659	5,537,833
5.00%, 12/20/52	39,257	38,418,539
5.00%, 01/20/53	41,818	40,924,118
5.00%, 02/20/53	7,448	7,288,887
5.00%, 04/20/53	30,169	29,484,243
5.00%, 05/20/53	76,573	74,835,815
5.00%, 06/20/53	8,233	8,046,370
5.00%, 07/20/53	87,265	85,285,556
5.00%, 05/20/54	576	562,529
5.00%, 11/15/54(i)	163,430	159,623,895
5.50%, 03/15/36	518	534,068
5.50%, 06/20/38	594	610,542
5.50%, 03/20/39	880	905,140
5.50%, 12/15/39	211	219,168
5.50%, 01/15/40	2,071	2,130,623
5.50%, 04/20/48	202	205,648
5.50%, 12/20/52	73,033	72,759,344
5.50%, 01/20/53	23,064	23,005,231
5.50%, 03/20/53	38,064	37,958,234
5.50%, 04/20/53	104,302	103,839,733
5.50%, 06/20/53	22,013	21,915,047
5.50%, 07/20/53	20,864	20,910,664
5.50%, 09/20/53	41,982	41,795,717
5.50%, 10/20/53	46,145	45,940,357
5.50%, 05/20/54	1,978	1,968,356
5.50%, 08/20/54	91,879	91,414,323
5.50%, 11/15/54(i)	205,024	203,878,293
6.00%, 03/15/37	1,682	1,771,508
6.00%, 09/20/38	660	695,382
6.00%, 11/15/39	283	299,956
6.00%, 02/20/53	10,702	10,817,643
6.00%, 09/20/53	26,256	26,486,440
6.00%, 10/20/53	40,015	40,366,482

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 06/20/54	$122,074	$123,040,790
6.00%, 07/20/54	91,815	92,542,383
6.00%, 08/20/54	174,564	175,946,309
6.00%, 09/20/54	73,444	74,025,562
6.00%, 11/15/54(i)	168,950	170,178,182
6.50%, 10/20/38	978	1,049,204
6.50%, 04/20/54	34,581	35,180,020
6.50%, 06/20/54	37,816	38,507,795
6.50%, 07/20/54	225,057	229,172,752
6.50%, 08/20/54	74,309	75,668,229
6.50%, 11/15/54(i)	101,229	102,841,312
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	15,723	13,685,343
1.50%, 04/01/36	279	243,504
1.50%, 07/01/36	2,864	2,490,636
1.50%, 10/01/36	11,494	9,985,673
1.50%, 01/01/37	1,470	1,276,308
1.50%, 02/01/37	139,109	120,728,532
1.50%, 03/01/37	142,897	123,906,286
1.50%, 04/01/37	21,933	19,018,048
1.50%, 08/01/37	11,370	9,867,681
1.50%, 11/18/39(i)	176,063	152,441,391
1.50%, 11/01/50	84,054	63,586,435
1.50%, 01/01/51	23,486	17,763,755
1.50%, 04/01/51	8,522	6,443,072
1.50%, 05/01/51	95,162	71,939,667
1.50%, 06/01/51	45,231	34,189,557
1.50%, 07/01/51	130,353	98,537,401
1.50%, 11/01/51	85,288	64,435,195
1.50%, 04/01/52	8,802	6,651,829
1.50%, 11/14/54(i)	19,975	15,068,301
2.00%, 10/01/35	26,332	23,744,927
2.00%, 11/01/35	12,292	11,126,630
2.00%, 12/01/35	59,267	53,187,736
2.00%, 01/01/36	4,214	3,777,047
2.00%, 02/01/36	300,242	270,034,501
2.00%, 03/01/36	60,391	54,171,684
2.00%, 04/01/36	462	415,367
2.00%, 05/01/36	47,984	43,115,284
2.00%, 06/01/36	36,472	32,632,970
2.00%, 07/01/36	11,202	10,012,984
2.00%, 08/01/36	22,573	20,210,551
2.00%, 09/01/36	18,652	16,669,492
2.00%, 10/01/36	31,775	28,400,004
2.00%, 11/01/36	43,337	38,741,447
2.00%, 12/01/36	76,507	68,378,398
2.00%, 01/01/37	111,981	100,092,118
2.00%, 02/01/37	62,738	56,074,263
2.00%, 03/01/37	30,821	27,488,446
2.00%, 04/01/37	135,235	120,561,923
2.00%, 05/01/37	56,707	50,539,062
2.00%, 06/01/37	103,315	92,173,935
2.00%, 08/01/37	16,930	15,121,048
2.00%, 10/01/37	8,773	7,818,874
2.00%, 11/18/39(i)	176,664	157,323,044
2.00%, 05/01/50	28,770	23,046,163
2.00%, 06/01/50	63,905	51,173,861
2.00%, 07/01/50	55,277	44,249,495
2.00%, 09/01/50	61,400	49,239,781
2.00%, 10/01/50	148,572	119,019,680
2.00%, 11/01/50	2,364	1,888,894
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 12/01/50	$216,619	$174,398,378
2.00%, 01/01/51	93,208	75,248,810
2.00%, 02/01/51	443,779	354,497,848
2.00%, 03/01/51	440,353	352,185,257
2.00%, 04/01/51	529,411	423,455,292
2.00%, 05/01/51	102,498	82,116,263
2.00%, 06/01/51	270,572	216,643,734
2.00%, 07/01/51	261,170	208,790,001
2.00%, 08/01/51	147,348	117,245,605
2.00%, 09/01/51	48,003	38,205,903
2.00%, 10/01/51	646,765	516,227,589
2.00%, 11/01/51	467,282	372,762,453
2.00%, 12/01/51	403,022	321,057,775
2.00%, 01/01/52	218,929	174,342,290
2.00%, 02/01/52	536,572	426,368,940
2.00%, 03/01/52	446,944	354,990,250
2.00%, 04/01/52	24,308	19,304,486
2.00%, 05/01/52	52,952	42,125,443
2.00%, 06/01/52	74,779	59,426,533
2.00%, 10/01/52	34,536	27,454,920
2.00%, 12/01/53	23,076	18,324,888
2.00%, 11/14/54(i)	69,356	54,963,376
2.50%, 05/01/27	472	460,700
2.50%, 10/01/27	547	533,071
2.50%, 01/01/28	73	70,925
2.50%, 03/01/28	111	107,611
2.50%, 06/01/28	20	18,963
2.50%, 09/01/28	55	53,383
2.50%, 12/01/28	25	24,232
2.50%, 09/01/29	42	40,478
2.50%, 12/01/29	949	922,496
2.50%, 02/01/30	760	729,356
2.50%, 03/01/30	2,671	2,560,914
2.50%, 04/01/30	156	149,939
2.50%, 06/01/30	411	393,145
2.50%, 07/01/30	820	784,624
2.50%, 08/01/30	2,320	2,217,955
2.50%, 09/01/30	876	837,008
2.50%, 12/01/30	1,701	1,622,910
2.50%, 01/01/31	1,131	1,082,056
2.50%, 04/01/31	630	599,858
2.50%, 05/01/31	18	17,329
2.50%, 09/01/31	3,341	3,166,999
2.50%, 10/01/31	30,361	28,933,074
2.50%, 12/01/31	5,877	5,574,856
2.50%, 01/01/32	11,628	11,027,266
2.50%, 02/01/32	13,415	12,736,032
2.50%, 03/01/32	5,393	5,102,478
2.50%, 04/01/32	31,600	30,013,836
2.50%, 05/01/32	20,858	19,786,351
2.50%, 06/01/32	568	540,838
2.50%, 07/01/32	8,703	8,277,405
2.50%, 09/01/32	3,389	3,222,082
2.50%, 10/01/32	671	632,332
2.50%, 11/01/32	610	570,886
2.50%, 12/01/32	6,068	5,710,779
2.50%, 01/01/33	17,158	16,431,247
2.50%, 03/01/33	97	90,683
2.50%, 07/01/33	95	89,432
2.50%, 08/01/34	403	382,866
2.50%, 10/01/34	150	138,027

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 11/01/34	$19,112	$17,528,954
2.50%, 07/01/35	10,670	9,843,923
2.50%, 09/01/35	20,747	19,058,030
2.50%, 10/01/35	66,047	60,789,446
2.50%, 03/01/36	19,591	18,001,645
2.50%, 04/01/36	1,255	1,151,858
2.50%, 05/01/36	17,212	15,774,238
2.50%, 07/01/36	28,674	26,240,801
2.50%, 08/01/36	33,256	30,445,908
2.50%, 10/01/36	1,162	1,068,626
2.50%, 03/01/37	12,688	11,593,414
2.50%, 04/01/37	25,964	23,764,116
2.50%, 05/01/37	58,584	53,485,040
2.50%, 06/01/37	23,060	21,075,822
2.50%, 11/18/39(i)	232,677	212,373,347
2.50%, 05/01/43	192	166,100
2.50%, 02/01/47	672	576,013
2.50%, 04/01/47	8,526	7,304,315
2.50%, 12/01/47	163	139,700
2.50%, 05/01/50	84,651	70,764,587
2.50%, 07/01/50	39,823	33,711,514
2.50%, 08/01/50	57,372	48,425,619
2.50%, 09/01/50	139,401	117,399,655
2.50%, 10/01/50	169,085	141,929,284
2.50%, 11/01/50	196,639	164,903,191
2.50%, 12/01/50	75,224	62,584,478
2.50%, 01/01/51	135,406	112,705,051
2.50%, 02/01/51	53,952	45,033,426
2.50%, 03/01/51	69,209	57,474,298
2.50%, 04/01/51	50,967	42,403,693
2.50%, 05/01/51	47,782	39,915,731
2.50%, 06/01/51	6,655	5,540,470
2.50%, 07/01/51	279,519	232,876,783
2.50%, 08/01/51	293,098	244,800,454
2.50%, 09/01/51	136,035	113,396,490
2.50%, 10/01/51	203,499	169,784,216
2.50%, 11/01/51	91,121	76,143,160
2.50%, 12/01/51	404,134	337,471,566
2.50%, 01/01/52	449,500	373,657,964
2.50%, 02/01/52	310,586	258,510,733
2.50%, 03/01/52	238,390	197,884,034
2.50%, 04/01/52	276,697	229,739,145
2.50%, 05/01/52	108,761	90,167,277
2.50%, 06/01/52	12,714	10,539,353
2.50%, 07/01/52	165,819	137,507,529
2.50%, 08/01/52	10,662	8,838,110
2.50%, 04/01/53	133,594	110,742,244
2.50%, 11/14/54(i)	143,702	118,867,704
3.00%, 11/01/25	21	20,717
3.00%, 10/01/26	24	24,055
3.00%, 01/01/27	652	640,739
3.00%, 02/01/27	7	7,120
3.00%, 10/01/27	1,113	1,088,954
3.00%, 11/01/27	654	639,817
3.00%, 12/01/27	43	42,456
3.00%, 03/01/29	88	86,122
3.00%, 07/01/29	135	131,023
3.00%, 09/01/29	69	67,310
3.00%, 10/01/29	20	19,182
3.00%, 01/01/30	51	50,005
3.00%, 03/01/30	21,554	21,066,734
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/30	$2,384	$2,309,037
3.00%, 06/01/30	386	376,109
3.00%, 07/01/30	1,944	1,879,654
3.00%, 08/01/30	7,008	6,773,245
3.00%, 09/01/30	9,261	8,958,143
3.00%, 10/01/30	4,271	4,125,702
3.00%, 11/01/30	989	955,321
3.00%, 12/01/30	2,879	2,778,734
3.00%, 01/01/31	9,464	9,173,904
3.00%, 02/01/31	6,815	6,592,024
3.00%, 03/01/31	4,670	4,502,564
3.00%, 04/01/31	712	686,682
3.00%, 05/01/31	222	214,261
3.00%, 06/01/31	4,069	3,918,433
3.00%, 07/01/31	1,110	1,065,509
3.00%, 09/01/31	3,850	3,710,475
3.00%, 10/01/31	722	693,786
3.00%, 12/01/31	6,203	6,041,932
3.00%, 01/01/32	6,821	6,560,060
3.00%, 02/01/32	12,835	12,358,694
3.00%, 03/01/32	1,831	1,755,834
3.00%, 04/01/32	126	121,478
3.00%, 05/01/32	2,735	2,611,032
3.00%, 06/01/32	4,141	3,995,331
3.00%, 08/01/32	2,573	2,467,309
3.00%, 09/01/32	715	688,734
3.00%, 11/01/32	4,262	4,085,079
3.00%, 12/01/32	8,453	8,086,286
3.00%, 02/01/33	4,627	4,431,448
3.00%, 05/01/33	401	380,183
3.00%, 09/01/33	321	305,831
3.00%, 10/01/33	4,047	3,850,253
3.00%, 07/01/34	3,181	3,003,613
3.00%, 08/01/34	346	326,681
3.00%, 09/01/34	4,710	4,447,236
3.00%, 11/01/34	3,242	3,060,946
3.00%, 12/01/34	11,600	10,952,318
3.00%, 03/01/35	3,088	2,915,532
3.00%, 04/01/35	19,010	17,920,490
3.00%, 06/01/35	452	426,351
3.00%, 07/01/35	2,508	2,367,636
3.00%, 09/01/35	13,211	12,735,740
3.00%, 10/01/35	7,940	7,483,699
3.00%, 12/01/35	4,957	4,716,511
3.00%, 02/01/37	5,825	5,454,629
3.00%, 04/01/37	10,319	9,634,964
3.00%, 06/01/37	1,865	1,769,206
3.00%, 07/01/37	15,045	14,107,574
3.00%, 09/01/37	892	835,494
3.00%, 07/01/38	19,383	18,098,316
3.00%, 11/01/38	19,505	18,212,140
3.00%, 11/18/39(i)	74,295	69,399,159
3.00%, 08/01/42	207	185,535
3.00%, 09/01/42	71	63,614
3.00%, 10/01/42	3,031	2,711,676
3.00%, 11/01/42	2,276	2,034,237
3.00%, 12/01/42	12,463	11,144,114
3.00%, 01/01/43	5,827	5,214,928
3.00%, 02/01/43	209	186,818
3.00%, 03/01/43	8,941	7,989,319
3.00%, 04/01/43	9,725	8,689,933

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/01/43	$3,747	$3,347,663
3.00%, 06/01/43	1,949	1,740,837
3.00%, 07/01/43	1,388	1,241,250
3.00%, 08/01/43	2,338	2,089,466
3.00%, 09/01/43	5,733	5,121,633
3.00%, 01/01/44	7,983	7,132,316
3.00%, 10/01/44	25,029	22,361,487
3.00%, 12/01/44	6	5,325
3.00%, 01/01/45	2,548	2,276,362
3.00%, 02/01/45	237	209,250
3.00%, 03/01/45	10,838	9,682,295
3.00%, 04/01/45	90	79,711
3.00%, 05/01/45	10,466	9,292,266
3.00%, 06/01/45	53	46,734
3.00%, 08/01/45	114	101,073
3.00%, 09/01/45	811	714,736
3.00%, 11/01/45	1,762	1,554,211
3.00%, 12/01/45	189	166,792
3.00%, 01/01/46	484	426,774
3.00%, 04/01/46	2,733	2,410,847
3.00%, 06/01/46	54	47,247
3.00%, 07/01/46	66,910	59,031,386
3.00%, 08/01/46	11,672	10,289,835
3.00%, 10/01/46	3,609	3,181,653
3.00%, 11/01/46	44,687	39,378,381
3.00%, 12/01/46	99,978	88,065,703
3.00%, 01/01/47	37,416	33,016,953
3.00%, 02/01/47	61,416	54,072,676
3.00%, 03/01/47	33,370	29,380,030
3.00%, 05/01/47	1,255	1,104,377
3.00%, 07/01/47	15,220	13,400,274
3.00%, 08/01/47	4,727	4,162,033
3.00%, 12/01/47	24,301	21,420,258
3.00%, 03/01/48	3,830	3,370,871
3.00%, 04/01/48	110	95,161
3.00%, 09/01/48	373	328,041
3.00%, 11/01/48	42,645	37,541,715
3.00%, 02/01/49	19,630	17,318,665
3.00%, 09/01/49	9,016	7,903,477
3.00%, 11/01/49	14,355	12,548,572
3.00%, 12/01/49	27,839	24,315,211
3.00%, 02/01/50	7,427	6,430,243
3.00%, 03/01/50	18,289	15,983,460
3.00%, 04/01/50	15,554	13,569,275
3.00%, 06/01/50	49,749	43,359,563
3.00%, 07/01/50	49,800	43,381,580
3.00%, 08/01/50	46,382	40,678,180
3.00%, 09/01/50	9,396	8,179,338
3.00%, 10/01/50	131,405	113,602,039
3.00%, 11/01/50	17,580	15,303,326
3.00%, 12/01/50	8,122	7,067,671
3.00%, 01/01/51	25,838	22,563,869
3.00%, 03/01/51	3,936	3,421,432
3.00%, 05/01/51	63,441	55,714,470
3.00%, 06/01/51	60,059	52,205,954
3.00%, 07/01/51	40,911	35,600,692
3.00%, 08/01/51	57,718	49,964,477
3.00%, 11/01/51	17,320	15,008,996
3.00%, 12/01/51	16,645	14,505,375
3.00%, 01/01/52	74,773	64,754,245
3.00%, 02/01/52	89,769	78,194,513
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/52	$130,072	$112,601,948
3.00%, 04/01/52	180,158	156,471,894
3.00%, 05/01/52	101,862	88,021,969
3.00%, 07/01/52	176,180	151,827,438
3.00%, 08/01/52	27,954	24,291,895
3.00%, 11/14/54(i)	157,847	135,872,848
3.50%, 10/01/25	33	32,730
3.50%, 01/01/27	89	87,331
3.50%, 11/01/28	69	67,817
3.50%, 01/01/29	125	122,941
3.50%, 11/01/29	61	59,871
3.50%, 12/01/29	559	548,736
3.50%, 07/01/30	3,354	3,289,246
3.50%, 10/01/30	866	849,673
3.50%, 11/01/30	229	223,841
3.50%, 03/01/31	1,532	1,493,844
3.50%, 06/01/31	4,470	4,373,531
3.50%, 01/01/32	5,962	5,802,729
3.50%, 02/01/32	753	730,826
3.50%, 05/01/32	2,989	2,901,614
3.50%, 06/01/32	2,765	2,684,612
3.50%, 07/01/32	1,070	1,036,208
3.50%, 08/01/32	676	655,929
3.50%, 09/01/32	1,563	1,522,454
3.50%, 10/01/32	681	660,700
3.50%, 11/01/32	799	775,458
3.50%, 12/01/32	95	92,614
3.50%, 02/01/33	450	433,605
3.50%, 03/01/33	3,567	3,461,664
3.50%, 04/01/33	4,172	4,049,719
3.50%, 05/01/33	3,075	2,973,999
3.50%, 06/01/33	3,654	3,527,782
3.50%, 10/01/33	501	483,588
3.50%, 01/01/34	1,079	1,041,376
3.50%, 02/01/34	17,815	17,224,706
3.50%, 03/01/34	482	462,635
3.50%, 04/01/34	1,369	1,323,577
3.50%, 05/01/34	1,569	1,508,432
3.50%, 07/01/34	2,946	2,896,906
3.50%, 08/01/34	4,345	4,174,939
3.50%, 01/01/35	3,103	2,981,127
3.50%, 05/01/35	249	241,027
3.50%, 09/01/37	25,423	24,289,987
3.50%, 07/01/38	33,547	31,976,398
3.50%, 08/01/38	804	755,827
3.50%, 09/01/38	1,426	1,341,871
3.50%, 11/18/39(i)	25,166	23,967,222
3.50%, 11/01/40	222	205,107
3.50%, 02/01/41	234	216,002
3.50%, 02/01/42	6,823	6,285,068
3.50%, 03/01/42	51	47,138
3.50%, 04/01/42	24	21,807
3.50%, 05/01/42	2,308	2,127,158
3.50%, 08/01/42	382	352,304
3.50%, 09/01/42	13,875	12,780,184
3.50%, 11/01/42	8,388	7,726,685
3.50%, 12/01/42	2,975	2,740,575
3.50%, 01/01/43	80	74,139
3.50%, 02/01/43	449	416,089
3.50%, 04/01/43	78	72,464
3.50%, 05/01/43	110	100,716

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/01/43	$3,014	$2,770,416
3.50%, 08/01/43	60	54,926
3.50%, 10/01/43	3,366	3,100,205
3.50%, 09/01/44	196	179,785
3.50%, 10/01/44	3,905	3,590,050
3.50%, 01/01/45	95	86,664
3.50%, 02/01/45	4,827	4,437,504
3.50%, 03/01/45	18,657	17,046,624
3.50%, 05/01/45	20,801	19,022,830
3.50%, 06/01/45	77	70,236
3.50%, 07/01/45	8,452	7,728,947
3.50%, 08/01/45	3,286	3,005,083
3.50%, 10/01/45	1,714	1,577,584
3.50%, 11/01/45	243	220,925
3.50%, 12/01/45	31,994	29,211,720
3.50%, 01/01/46	13,816	12,690,799
3.50%, 02/01/46	14,478	13,208,958
3.50%, 03/01/46	17,818	16,302,550
3.50%, 04/01/46	2,394	2,172,486
3.50%, 05/01/46	14,751	13,467,988
3.50%, 06/01/46	2,780	2,527,172
3.50%, 07/01/46	23,829	21,753,322
3.50%, 08/01/46	7,695	7,007,851
3.50%, 09/01/46	6,103	5,526,539
3.50%, 10/01/46	8,833	8,056,275
3.50%, 11/01/46	12,234	11,157,508
3.50%, 12/01/46	52,706	48,201,655
3.50%, 01/01/47	27,428	25,106,909
3.50%, 02/01/47	11,810	10,771,363
3.50%, 04/01/47	10,930	9,957,279
3.50%, 05/01/47	12,385	11,282,935
3.50%, 06/01/47	3,974	3,629,603
3.50%, 07/01/47	54,958	49,995,112
3.50%, 08/01/47	13,195	12,000,490
3.50%, 09/01/47	3,342	3,036,717
3.50%, 10/01/47	10,688	9,758,702
3.50%, 11/01/47	8,710	7,976,073
3.50%, 12/01/47	14,861	13,504,837
3.50%, 01/01/48	32,537	29,608,295
3.50%, 02/01/48	68,902	62,682,091
3.50%, 03/01/48	2,185	1,985,394
3.50%, 04/01/48	9,957	9,069,814
3.50%, 05/01/48	27,470	24,969,032
3.50%, 06/01/48	2,954	2,682,608
3.50%, 07/01/48	2,302	2,096,259
3.50%, 11/01/48	35,036	31,820,554
3.50%, 02/01/49	93	83,782
3.50%, 03/01/49	1,279	1,159,148
3.50%, 04/01/49	1,973	1,786,518
3.50%, 05/01/49	1,487	1,334,866
3.50%, 06/01/49	74,663	67,870,101
3.50%, 07/01/49	11,401	10,313,944
3.50%, 09/01/49	16,330	14,771,026
3.50%, 04/01/50	41,865	38,006,388
3.50%, 05/01/50	16,449	14,879,518
3.50%, 06/01/50	4,795	4,335,417
3.50%, 07/01/50	20,824	18,742,445
3.50%, 02/01/51	26,417	23,897,773
3.50%, 05/01/51	6,635	6,004,678
3.50%, 07/01/51	3,617	3,255,037
3.50%, 09/01/51	1,209	1,093,413
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/01/52	$3,689	$3,334,728
3.50%, 04/01/52	156,682	141,573,365
3.50%, 05/01/52	145,206	130,197,530
3.50%, 06/01/52	66,916	60,221,845
3.50%, 07/01/52	34,885	31,439,512
3.50%, 11/14/54(i)	260,061	232,480,709
4.00%, 10/01/25	96	95,046
4.00%, 11/01/25	1	946
4.00%, 03/01/26	77	76,904
4.00%, 06/01/26	119	118,201
4.00%, 09/01/26	47	47,040
4.00%, 12/01/30	783	770,610
4.00%, 01/01/31	277	272,820
4.00%, 02/01/31	204	200,743
4.00%, 10/01/31	905	889,551
4.00%, 02/01/32	1,208	1,186,828
4.00%, 07/01/32	1,309	1,297,596
4.00%, 05/01/33	3,668	3,595,518
4.00%, 06/01/33	624	611,132
4.00%, 07/01/33	1,041	1,019,779
4.00%, 12/01/33	2,062	2,046,322
4.00%, 07/01/37	4,356	4,212,533
4.00%, 08/01/37	4,452	4,308,382
4.00%, 09/01/37	6,084	5,883,298
4.00%, 11/01/37	8,806	8,515,488
4.00%, 02/01/38	4,599	4,446,999
4.00%, 04/01/38	3,860	3,732,034
4.00%, 05/01/38	7,285	7,043,906
4.00%, 06/01/38	5,951	5,740,537
4.00%, 07/01/38	14,682	14,195,310
4.00%, 11/01/38	2,517	2,433,543
4.00%, 11/15/39(i)	79,890	77,235,486
4.00%, 12/01/40	19	17,849
4.00%, 12/01/41	984	936,376
4.00%, 03/01/42	2,095	1,990,953
4.00%, 06/01/42	1,616	1,538,544
4.00%, 07/01/42	57	54,764
4.00%, 09/01/43	101	96,325
4.00%, 10/01/43	72	68,239
4.00%, 04/01/44	36	33,871
4.00%, 05/01/44	2,264	2,153,658
4.00%, 06/01/44	3,700	3,523,743
4.00%, 10/01/44	1,144	1,083,693
4.00%, 12/01/44	7,948	7,543,805
4.00%, 01/01/45	10,872	10,316,320
4.00%, 02/01/45	33,235	31,597,503
4.00%, 03/01/45	5,206	4,929,646
4.00%, 05/01/45	9,530	9,043,979
4.00%, 06/01/45	5,183	4,910,348
4.00%, 07/01/45	404	381,704
4.00%, 08/01/45	337	318,539
4.00%, 09/01/45	708	670,961
4.00%, 11/01/45	125	118,438
4.00%, 12/01/45	790	748,214
4.00%, 01/01/46	670	632,683
4.00%, 02/01/46	1,165	1,096,511
4.00%, 03/01/46	1,488	1,398,990
4.00%, 04/01/46	1,980	1,862,523
4.00%, 05/01/46	2,709	2,547,433
4.00%, 06/01/46	16,653	15,842,452
4.00%, 07/01/46	19,838	18,728,109

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/01/46	$3,475	$3,270,046
4.00%, 09/01/46	134	125,768
4.00%, 10/01/46	3,603	3,411,573
4.00%, 11/01/46	1,227	1,165,457
4.00%, 02/01/47	2,644	2,495,405
4.00%, 03/01/47	2,048	1,924,844
4.00%, 04/01/47	5,652	5,316,084
4.00%, 05/01/47	5,162	4,860,605
4.00%, 06/01/47	10,237	9,648,657
4.00%, 07/01/47	15,928	14,974,350
4.00%, 08/01/47	13,418	12,618,592
4.00%, 09/01/47	13,585	12,777,436
4.00%, 10/01/47	12,006	11,344,036
4.00%, 11/01/47	6,043	5,671,533
4.00%, 12/01/47	9,292	8,724,056
4.00%, 01/01/48	1,862	1,748,469
4.00%, 02/01/48	19,627	18,420,343
4.00%, 04/01/48	20,473	19,192,879
4.00%, 05/01/48	1,673	1,567,633
4.00%, 07/01/48	2,580	2,417,939
4.00%, 09/01/48	10,206	9,567,336
4.00%, 10/01/48	7,322	6,877,858
4.00%, 11/01/48	21,834	20,467,457
4.00%, 01/01/49	2,794	2,624,534
4.00%, 02/01/49	2,946	2,760,340
4.00%, 03/01/49	34,732	32,553,617
4.00%, 04/01/49	10,279	9,650,112
4.00%, 05/01/49	7,591	7,127,008
4.00%, 06/01/49	29,649	27,821,517
4.00%, 07/01/49	52,678	49,398,570
4.00%, 08/01/49	942	884,342
4.00%, 10/01/49	1,679	1,574,896
4.00%, 11/01/49	39,473	36,814,251
4.00%, 12/01/49	3,283	3,072,373
4.00%, 01/01/50	18,310	17,164,084
4.00%, 02/01/50	531	497,092
4.00%, 05/01/50	9,493	8,885,180
4.00%, 11/01/50	4,202	3,932,885
4.00%, 03/01/51	7,339	6,868,633
4.00%, 05/01/51	18,781	17,605,468
4.00%, 08/01/51	1,268	1,187,136
4.00%, 10/01/51	3,630	3,396,998
4.00%, 11/01/51	8,789	8,225,528
4.00%, 04/01/52	15,225	14,123,656
4.00%, 05/01/52	37,263	34,647,156
4.00%, 06/01/52	46,049	42,735,589
4.00%, 07/01/52	122,760	114,012,525
4.00%, 08/01/52	172,980	160,392,119
4.00%, 09/01/52	20,093	18,630,320
4.00%, 10/01/52	25,525	23,804,037
4.00%, 11/01/52	4,175	3,875,942
4.00%, 12/01/52	56,410	52,192,844
4.00%, 02/01/53	28,828	26,995,717
4.00%, 03/01/53	5,218	4,824,242
4.00%, 11/14/54(i)	189,990	175,518,741
4.50%, 02/01/25	4	3,768
4.50%, 04/01/25	10	9,711
4.50%, 06/01/25	67	67,040
4.50%, 08/01/31	813	808,652
4.50%, 08/01/34	244	239,940
4.50%, 11/15/39(i)	4,200	4,124,848
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 09/01/40	$2,390	$2,340,339
4.50%, 12/01/40	1,325	1,297,230
4.50%, 01/01/41	2,799	2,741,567
4.50%, 05/01/41	1,735	1,697,167
4.50%, 06/01/41	10,009	9,896,926
4.50%, 08/01/41	3,730	3,648,131
4.50%, 09/01/41	1,181	1,155,086
4.50%, 01/01/42	1,259	1,230,960
4.50%, 09/01/42	1,161	1,135,121
4.50%, 08/01/43	2,066	2,017,438
4.50%, 12/01/43	63	61,494
4.50%, 03/01/44	12	11,595
4.50%, 04/01/44	3,339	3,257,774
4.50%, 06/01/44	658	644,136
4.50%, 12/01/44	243	237,279
4.50%, 02/01/45	1,352	1,318,631
4.50%, 08/01/45	1,852	1,806,078
4.50%, 10/01/45	333	324,529
4.50%, 11/01/45	180	174,720
4.50%, 12/01/45	566	549,510
4.50%, 01/01/46	71	69,056
4.50%, 02/01/46	6,876	6,733,654
4.50%, 03/01/46	1,185	1,159,685
4.50%, 04/01/46	235	227,685
4.50%, 05/01/46	79	77,689
4.50%, 06/01/46	4	3,763
4.50%, 07/01/46	26	25,553
4.50%, 08/01/46	1,740	1,691,299
4.50%, 09/01/46	627	610,383
4.50%, 10/01/46	763	739,241
4.50%, 01/01/47	371	359,941
4.50%, 02/01/47	129	125,840
4.50%, 03/01/47	1,556	1,507,264
4.50%, 04/01/47	4,613	4,467,943
4.50%, 06/01/47	2,535	2,452,479
4.50%, 07/01/47	16	15,837
4.50%, 08/01/47	197	190,285
4.50%, 10/01/47	6,060	5,873,155
4.50%, 01/01/48	8,619	8,333,480
4.50%, 02/01/48	886	858,615
4.50%, 03/01/48	4,840	4,680,023
4.50%, 04/01/48	2,202	2,127,761
4.50%, 05/01/48	4,887	4,724,250
4.50%, 06/01/48	3,088	2,988,152
4.50%, 07/01/48	1,883	1,816,175
4.50%, 08/01/48	8,558	8,275,144
4.50%, 09/01/48	253	244,109
4.50%, 10/01/48	10,947	10,563,204
4.50%, 11/01/48	4,163	4,015,825
4.50%, 12/01/48	15,631	15,100,294
4.50%, 01/01/49	5,005	4,828,028
4.50%, 02/01/49	9,805	9,459,431
4.50%, 03/01/49	603	583,290
4.50%, 04/01/49	11,254	10,882,607
4.50%, 05/01/49	9,350	9,016,045
4.50%, 07/01/49	784	752,713
4.50%, 08/01/49	145	139,173
4.50%, 05/01/50	2,398	2,316,402
4.50%, 09/01/50	33,747	32,553,960
4.50%, 05/01/52	9,439	9,100,757
4.50%, 06/01/52	75,549	71,978,178

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 07/01/52	$6,927	$6,593,287
4.50%, 08/01/52	26,760	25,535,022
4.50%, 09/01/52	67,793	64,697,371
4.50%, 10/01/52	95,466	91,342,339
4.50%, 11/01/52	38,929	37,026,655
4.50%, 12/01/52	158,841	151,844,125
4.50%, 02/01/53	23,850	22,685,383
4.50%, 04/01/53	29,058	27,685,177
4.50%, 05/01/53	10,628	10,128,089
4.50%, 07/01/53	5,429	5,190,607
4.50%, 08/01/53	22,773	21,725,203
4.50%, 11/14/54(i)	200,995	190,805,583
5.00%, 09/01/33	71	71,203
5.00%, 11/01/33	2,056	2,068,886
5.00%, 06/01/35	104	105,038
5.00%, 10/01/35	39	39,396
5.00%, 12/01/36	30	30,572
5.00%, 05/01/39	19	19,293
5.00%, 06/01/39	419	421,233
5.00%, 11/15/39(i)	975	972,819
5.00%, 12/01/39	69	69,765
5.00%, 01/01/40	2	1,602
5.00%, 03/01/40	1,122	1,125,092
5.00%, 04/01/40	178	178,910
5.00%, 05/01/40	12	11,821
5.00%, 06/01/40	104	102,842
5.00%, 07/01/40	738	739,659
5.00%, 08/01/40	960	964,172
5.00%, 09/01/40	7	7,156
5.00%, 10/01/40	32	32,103
5.00%, 04/01/41	483	484,980
5.00%, 05/01/41	1,926	1,930,691
5.00%, 06/01/41	508	508,468
5.00%, 08/01/41	948	949,390
5.00%, 10/01/41	2,348	2,350,364
5.00%, 01/01/42	12,623	12,652,677
5.00%, 05/01/42	4,479	4,489,214
5.00%, 09/01/47	364	359,622
5.00%, 02/01/48	1,518	1,499,525
5.00%, 03/01/48	1,264	1,248,570
5.00%, 04/01/48	1,960	1,935,753
5.00%, 05/01/48	1,608	1,588,424
5.00%, 07/01/48	2,087	2,061,935
5.00%, 09/01/48	1,424	1,405,748
5.00%, 01/01/49	111	110,129
5.00%, 04/01/49	5,998	5,926,696
5.00%, 05/01/49	24	23,945
5.00%, 06/01/49	217	214,261
5.00%, 09/01/49	64	62,851
5.00%, 10/01/49	175	173,317
5.00%, 07/01/50	3,692	3,647,828
5.00%, 08/01/52	13,669	13,375,074
5.00%, 09/01/52	23,703	23,240,721
5.00%, 10/01/52	29,383	28,769,778
5.00%, 11/01/52	40,435	39,524,114
5.00%, 12/01/52	22,691	22,245,674
5.00%, 01/01/53	42,341	41,367,353
5.00%, 02/01/53	71,579	69,609,215
5.00%, 03/01/53	51,902	50,711,684
5.00%, 04/01/53	96,236	93,554,384
5.00%, 05/01/53	73,652	71,605,909
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/01/53	$145,695	$142,107,400
5.00%, 07/01/53	59,168	57,707,782
5.00%, 08/01/53	42,865	41,741,714
5.00%, 09/01/53	24,193	23,504,688
5.00%, 12/01/53	14,818	14,396,274
5.00%, 01/01/54	6,694	6,503,426
5.00%, 02/01/54	49,548	48,138,600
5.00%, 06/01/54	18,490	18,049,132
5.00%, 10/01/54	9,893	9,679,836
5.00%, 11/14/54(i)	108,970	105,878,717
5.50%, 05/01/33	759	775,040
5.50%, 11/01/33	1,566	1,598,900
5.50%, 09/01/34	2,364	2,415,546
5.50%, 09/01/36	169	172,489
5.50%, 03/01/38	155	159,395
5.50%, 06/01/38	4,094	4,192,562
5.50%, 11/01/38	333	340,992
5.50%, 07/01/40	1,003	1,026,857
5.50%, 09/01/41	24,889	25,412,276
5.50%, 01/01/47	2,002	2,048,412
5.50%, 12/01/48	184	186,719
5.50%, 09/01/52	12,081	12,201,028
5.50%, 11/01/52	13,740	13,754,156
5.50%, 12/01/52	57,285	57,387,084
5.50%, 01/01/53	76,957	77,282,115
5.50%, 02/01/53	70,069	69,857,494
5.50%, 03/01/53	76,449	76,477,755
5.50%, 04/01/53	100,705	100,144,929
5.50%, 05/01/53	81,257	80,747,178
5.50%, 06/01/53	36,265	36,163,556
5.50%, 07/01/53	44,792	44,710,359
5.50%, 08/01/53	17,512	17,395,820
5.50%, 10/01/53	48,971	48,572,834
5.50%, 11/01/53	29,735	29,649,218
5.50%, 02/01/54	13,810	13,692,996
5.50%, 03/01/54	84,457	83,806,685
5.50%, 04/01/54	81,034	80,335,993
5.50%, 05/01/54	54,748	54,328,308
5.50%, 06/01/54	5,231	5,188,414
5.50%, 07/01/54	3,409	3,422,861
5.50%, 08/01/54	62,930	62,518,894
5.50%, 09/01/54	7,738	7,742,634
5.50%, 10/01/54	3,700	3,674,366
5.50%, 11/01/54	13,536	13,474,055
5.50%, 11/15/54(i)	282,355	279,672,354
6.00%, 03/01/34	1,277	1,324,457
6.00%, 05/01/34	103	106,562
6.00%, 08/01/34	218	226,092
6.00%, 11/01/34	70	73,004
6.00%, 09/01/36	315	329,656
6.00%, 08/01/37	742	777,046
6.00%, 03/01/38	263	275,512
6.00%, 05/01/38	122	127,867
6.00%, 09/01/38	101	105,749
6.00%, 06/01/39	1,848	1,916,424
6.00%, 10/01/39	127	133,428
6.00%, 07/01/41	1,054	1,102,810
6.00%, 02/01/49	5,131	5,370,711
6.00%, 11/01/52	2,896	2,927,968
6.00%, 01/01/53	12,078	12,407,611
6.00%, 04/01/53	2,386	2,448,344

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 05/01/53	$3,229	$3,306,393
6.00%, 06/01/53	16,004	16,242,812
6.00%, 07/01/53	98,388	99,766,509
6.00%, 08/01/53	201,225	204,854,067
6.00%, 09/01/53	90,646	91,876,412
6.00%, 10/01/53	23,551	23,753,872
6.00%, 11/01/53	99,954	101,140,705
6.00%, 12/01/53	14,429	14,644,803
6.00%, 02/01/54	30,092	30,373,688
6.00%, 03/01/54	22,013	22,268,086
6.00%, 04/01/54	52,697	53,311,461
6.00%, 06/01/54	24,574	24,775,805
6.00%, 07/01/54	8,870	8,995,542
6.00%, 08/01/54	102,048	103,098,036
6.00%, 09/01/54	29,883	30,139,588
6.00%, 11/15/54(i)	214,525	215,892,545
6.50%, 08/01/36	19	20,705
6.50%, 09/01/36	144	153,059
6.50%, 10/01/36	20	21,353
6.50%, 12/01/36	32	33,658
6.50%, 07/01/37	35	36,895
6.50%, 08/01/37	1,582	1,684,884
6.50%, 10/01/37	61	65,279
6.50%, 11/01/37	14	14,842
6.50%, 12/01/37	484	513,090
6.50%, 06/01/38	15	15,657
6.50%, 10/01/39	445	474,024
6.50%, 05/01/40	14	14,444
6.50%, 07/01/53	7,113	7,346,713
6.50%, 09/01/53	58,495	59,986,993
6.50%, 10/01/53	79,838	82,295,863
6.50%, 11/01/53	101,127	103,718,317
6.50%, 12/01/53	199,028	205,722,958
6.50%, 01/01/54	71,547	73,663,726
6.50%, 02/01/54	45,350	46,981,858
6.50%, 03/01/54	26,388	27,229,373
6.50%, 04/01/54	20,051	20,654,110
6.50%, 05/01/54	5,362	5,493,400
6.50%, 06/01/54	24,853	25,573,622
6.50%, 07/01/54	10,971	11,261,289
6.50%, 08/01/54	36,701	37,803,345
6.50%, 09/01/54	7,683	7,905,578
6.50%, 11/15/54(i)	140,375	143,267,654
7.00%, 04/01/37	541	585,688
		30,477,516,098
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
0.50%, 04/14/25(c)	7,000	6,874,647
1.25%, 12/21/26	180	169,186
2.13%, 12/14/29	70	63,203
2.75%, 12/13/24	250	249,439
3.13%, 06/13/25	980	971,872
3.25%, 11/16/28(c)	25,470	24,607,532
4.25%, 12/10/27	75	75,058
5.50%, 07/15/36	7,900	8,576,388
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32(c)	73,453	82,746,820
6.75%, 03/15/31	21,820	24,732,884
Federal National Mortgage Association
0.38%, 08/25/25	24,991	24,202,738
0.63%, 04/22/25(c)	5,000	4,908,399
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
0.88%, 08/05/30	$17,530	$14,527,048
1.63%, 01/07/25(c)	13,020	12,947,083
1.88%, 09/24/26	1,285	1,231,397
5.63%, 07/15/37	795	872,713
6.25%, 05/15/29	580	629,597
6.63%, 11/15/30	8,180	9,181,905
7.13%, 01/15/30	10,000	11,363,860
7.25%, 05/15/30	17,396	19,949,355
Tennessee Valley Authority
1.50%, 09/15/31	1,000	829,328
3.50%, 12/15/42	525	435,233
4.63%, 09/15/60	1,000	928,222
4.88%, 01/15/48	8,035	7,857,165
5.25%, 09/15/39	458	477,176
5.50%, 06/15/38	10,000	10,696,484
5.88%, 04/01/36	95	105,366
6.15%, 01/15/38	3,553	4,024,984
7.13%, 05/01/30	3,556	4,029,566
Series B, 4.70%, 07/15/33	1,500	1,512,519
Series E, 6.75%, 11/01/25	7,000	7,156,458
		286,933,625
U.S. Government Obligations — 43.8%
U.S. Treasury Note/Bond
0.38%, 11/30/25	291,800	279,729,054
0.38%, 12/31/25	210,900	201,590,743
0.38%, 01/31/26	648,200	617,815,625
0.38%, 07/31/27	119,700	108,104,063
0.38%, 09/30/27	105,000	94,245,704
0.50%, 02/28/26	204,700	194,808,833
0.50%, 04/30/27	93,800	85,775,704
0.50%, 05/31/27	108,400	98,821,844
0.50%, 06/30/27	136,900	124,439,962
0.50%, 08/31/27	155,022	140,101,584
0.50%, 10/31/27	202,200	181,648,267
0.63%, 07/31/26	76,400	71,845,844
0.63%, 03/31/27	75,600	69,569,719
0.63%, 11/30/27	197,000	177,130,704
0.63%, 12/31/27	187,400	168,015,813
0.63%, 05/15/30	270,400	223,164,500
0.63%, 08/15/30	396,000	323,884,689
0.75%, 03/31/26	20,500	19,527,051
0.75%, 04/30/26	94,000	89,292,657
0.75%, 05/31/26	71,500	67,740,664
0.75%, 08/31/26	244,200	229,567,079
0.75%, 01/31/28	496,300	445,468,026
0.88%, 06/30/26	170,000	160,982,032
0.88%, 09/30/26	190,610	179,173,400
0.88%, 11/15/30	263,800	217,779,267
1.00%, 07/31/28	200,000	178,265,626
1.13%, 10/31/26	171,100	161,228,332
1.13%, 02/28/27	40,300	37,630,125
1.13%, 02/29/28	132,340	119,995,159
1.13%, 08/31/28	273,600	244,444,500
1.13%, 02/15/31	257,200	214,299,845
1.13%, 05/15/40	156,500	97,641,328
1.13%, 08/15/40	108,000	66,774,375
1.25%, 11/30/26	214,900	202,560,040
1.25%, 12/31/26	191,230	179,920,539
1.25%, 03/31/28	216,000	196,222,500
1.25%, 04/30/28	169,100	153,286,509
1.25%, 05/31/28	229,110	207,165,558

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.25%, 06/30/28	$212,175	$191,388,480
1.25%, 09/30/28	317,000	283,962,656
1.25%, 08/15/31	468,900	387,208,828
1.25%, 05/15/50	205,900	103,432,578
1.38%, 08/31/26	42,500	40,418,164
1.38%, 10/31/28	185,000	166,167,579
1.38%, 12/31/28	196,730	175,981,133
1.38%, 11/15/31	525,250	434,480,234
1.38%, 11/15/40	284,800	182,761,500
1.38%, 08/15/50	118,100	61,061,391
1.50%, 08/15/26	382,000	364,526,483
1.50%, 01/31/27	325,280	306,983,000
1.50%, 11/30/28	284,200	256,046,437
1.50%, 02/15/30	83,185	72,676,395
1.63%, 02/15/26	207,890	201,101,092
1.63%, 05/15/26	270,000	259,674,609
1.63%, 09/30/26	44,500	42,452,305
1.63%, 10/31/26	76,300	72,642,965
1.63%, 11/30/26	81,200	77,140,000
1.63%, 08/15/29	54,000	48,182,344
1.63%, 05/15/31	390,910	333,372,934
1.63%, 11/15/50	229,500	126,834,609
1.75%, 12/31/26	91,870	87,376,983
1.75%, 01/31/29	170,700	154,750,219
1.75%, 11/15/29	125,000	111,630,860
1.75%, 08/15/41	371,420	249,141,572
1.88%, 06/30/26	80,000	77,043,750
1.88%, 07/31/26	49,900	47,964,426
1.88%, 02/28/27	178,100	169,208,915
1.88%, 02/28/29	259,200	235,872,000
1.88%, 02/15/32	422,760	360,402,900
1.88%, 02/15/41	230,200	159,773,188
1.88%, 02/15/51	575,700	339,213,234
1.88%, 11/15/51	233,450	136,641,203
2.00%, 11/15/26	181,000	173,491,329
2.00%, 11/15/41	103,260	71,862,506
2.00%, 02/15/50	202,000	123,914,375
2.00%, 08/15/51	466,600	282,511,719
2.13%, 05/31/26	105,300	101,976,469
2.25%, 11/15/25	167,829	164,301,970
2.25%, 03/31/26	88,500	86,107,734
2.25%, 02/15/27	161,206	154,568,752
2.25%, 08/15/27	146,750	139,515,684
2.25%, 11/15/27	153,750	145,509,961
2.25%, 05/15/41	376,900	276,903,719
2.25%, 08/15/46	118,960	80,112,125
2.25%, 08/15/49	106,500	69,424,688
2.25%, 02/15/52	252,900	162,369,703
2.38%, 04/30/26	124,400	121,115,063
2.38%, 05/15/27	190,870	182,817,672
2.38%, 03/31/29	244,200	226,686,281
2.38%, 05/15/29	191,600	177,604,220
2.38%, 02/15/42	141,000	103,877,344
2.38%, 11/15/49	229,400	153,590,469
2.38%, 05/15/51	186,000	123,573,750
2.50%, 02/28/26	92,350	90,293,770
2.50%, 03/31/27	116,200	111,933,281
2.50%, 02/15/45	50,824	36,585,339
2.50%, 02/15/46	152,800	108,798,375
2.50%, 05/15/46	123,517	87,639,171
2.63%, 12/31/25	86,500	84,878,125
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.63%, 01/31/26	$86,000	$84,300,157
2.63%, 05/31/27	132,700	127,848,156
2.63%, 02/15/29	211,491	198,818,064
2.63%, 07/31/29	345,500	322,826,562
2.75%, 04/30/27	169,300	163,797,750
2.75%, 07/31/27	119,500	115,233,477
2.75%, 02/15/28	222,702	213,184,970
2.75%, 05/31/29	285,900	269,103,375
2.75%, 08/15/32	404,850	364,871,062
2.75%, 08/15/42	106,523	82,871,565
2.75%, 11/15/42	128,580	99,609,319
2.75%, 08/15/47	219,000	161,033,438
2.75%, 11/15/47	158,550	116,385,609
2.88%, 11/30/25	110,400	108,726,750
2.88%, 05/15/28	252,994	242,380,112
2.88%, 08/15/28	219,930	210,084,697
2.88%, 04/30/29	176,320	167,063,200
2.88%, 05/15/32	489,500	446,439,297
2.88%, 05/15/43	121,184	95,072,635
2.88%, 08/15/45	153,125	117,403,809
2.88%, 11/15/46	54,000	40,896,563
2.88%, 05/15/49	42,000	31,270,313
2.88%, 05/15/52	205,000	151,443,750
3.00%, 05/15/42	43,150	35,025,664
3.00%, 11/15/44	99,727	78,566,177
3.00%, 05/15/45	121,400	95,261,063
3.00%, 11/15/45	65,100	50,910,234
3.00%, 02/15/47	116,190	89,793,084
3.00%, 05/15/47	152,118	117,392,313
3.00%, 02/15/48	154,550	118,592,977
3.00%, 08/15/48	160,190	122,520,320
3.00%, 02/15/49	32,400	24,715,125
3.00%, 08/15/52	204,180	154,857,769
3.13%, 08/31/27	239,200	232,808,875
3.13%, 11/15/28	207,515	199,554,855
3.13%, 08/31/29	208,900	199,466,859
3.13%, 11/15/41	53,900	45,048,609
3.13%, 02/15/42	71,800	59,683,750
3.13%, 02/15/43	76,200	62,424,469
3.13%, 08/15/44	60,519	48,746,163
3.13%, 05/15/48	149,460	117,162,628
3.25%, 06/30/27	100,000	97,820,313
3.25%, 06/30/29	375,480	360,930,150
3.25%, 05/15/42	155,200	130,610,500
3.38%, 09/15/27	317,340	311,067,578
3.38%, 05/15/33	522,470	489,489,081
3.38%, 08/15/42	46,000	39,315,625
3.38%, 05/15/44	84,200	70,780,625
3.38%, 11/15/48	248,350	203,181,344
3.50%, 09/30/26	262,512	259,322,889
3.50%, 01/31/28	234,655	230,145,224
3.50%, 04/30/28	176,580	172,896,652
3.50%, 09/30/29(c)	171,267	166,383,215
3.50%, 01/31/30	176,500	170,929,219
3.50%, 04/30/30	195,601	189,106,437
3.50%, 02/15/33	373,240	353,586,581
3.50%, 02/15/39	24,000	21,772,500
3.63%, 05/15/26	314,705	311,939,039
3.63%, 03/31/28	196,026	192,855,893
3.63%, 05/31/28	182,014	178,857,195
3.63%, 08/31/29	191,647	187,364,887

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 03/31/30	$198,200	$192,904,344
3.63%, 09/30/31	115,159	111,056,461
3.63%, 08/15/43	73,600	64,584,000
3.63%, 02/15/44	83,950	73,351,313
3.63%, 02/15/53	250,675	215,110,484
3.63%, 05/15/53	268,228	230,382,706
3.75%, 04/15/26	238,673	237,106,708
3.75%, 08/31/26	349,962	347,323,615
3.75%, 08/15/27	318,960	315,820,237
3.75%, 12/31/28	241,365	237,555,959
3.75%, 05/31/30	184,698	180,729,880
3.75%, 06/30/30	184,750	180,708,594
3.75%, 12/31/30	196,818	191,959,056
3.75%, 08/31/31	191,781	186,387,159
3.75%, 08/15/41	52,000	47,474,375
3.75%, 11/15/43	36,600	32,636,906
3.88%, 01/15/26	273,074	271,836,633
3.88%, 10/15/27	317,336	315,179,108
3.88%, 11/30/27	162,801	161,605,430
3.88%, 12/31/27	162,637	161,417,223
3.88%, 09/30/29	233,630	230,600,111
3.88%, 11/30/29	192,418	189,862,448
3.88%, 12/31/29	274,278	270,506,677
3.88%, 08/15/33	555,644	539,669,235
3.88%, 08/15/34	506,999	490,521,532
3.88%, 08/15/40	50,516	47,200,888
3.88%, 02/15/43	184,664	168,880,999
3.88%, 05/15/43	205,984	187,896,030
4.00%, 12/15/25	151,837	151,332,854
4.00%, 02/15/26	273,111	272,278,866
4.00%, 01/15/27	285,954	285,082,735
4.00%, 02/29/28	113,505	113,017,284
4.00%, 06/30/28	183,445	182,542,108
4.00%, 01/31/29	231,822	230,355,003
4.00%, 07/31/29	223,696	222,245,472
4.00%, 10/31/29	265,150	263,140,661
4.00%, 02/28/30	202,432	200,787,240
4.00%, 07/31/30	187,006	185,208,990
4.00%, 01/31/31	202,183	199,861,056
4.00%, 02/15/34	593,166	580,468,540
4.00%, 11/15/42	166,665	155,415,113
4.00%, 11/15/52	234,889	215,804,269
4.13%, 06/15/26	307,727	307,306,279
4.13%, 10/31/26	9,019	9,013,011
4.13%, 02/15/27	296,960	296,820,800
4.13%, 09/30/27	267,000	267,062,579
4.13%, 10/31/27	154,214	154,226,049
4.13%, 07/31/28	192,105	191,879,878
4.13%, 03/31/29	272,744	272,360,454
4.13%, 10/31/29	207,606	207,411,369
4.13%, 08/31/30	193,502	192,776,368
4.13%, 03/31/31	215,781	214,651,522
4.13%, 07/31/31	170,211	169,226,968
4.13%, 10/31/31	76,950	76,517,156
4.13%, 11/15/32	367,597	364,840,022
4.13%, 08/15/44	199,808	187,600,980
4.13%, 08/15/53	295,417	277,599,662
4.25%, 12/31/25	271,674	271,504,204
4.25%, 01/31/26	325,561	325,497,415
4.25%, 03/15/27	309,454	310,300,165
4.25%, 02/28/29	266,093	267,049,272
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 06/30/29	$281,721	$282,733,435
4.25%, 02/28/31	209,662	210,071,497
4.25%, 06/30/31	206,606	206,896,540
4.25%, 05/15/39	37,340	36,709,888
4.25%, 11/15/40	28,889	28,207,400
4.25%, 02/15/54	337,893	324,852,442
4.25%, 08/15/54	391,801	376,986,025
4.38%, 08/15/26	220,205	220,927,548
4.38%, 12/15/26	268,564	269,780,931
4.38%, 07/15/27	408,234	410,785,462
4.38%, 08/31/28	199,192	200,670,379
4.38%, 11/30/28	223,027	224,769,398
4.38%, 11/30/30	171,290	172,842,316
4.38%, 05/15/34	577,587	581,828,655
4.38%, 02/15/38	32,000	32,120,000
4.38%, 11/15/39	50,933	50,630,585
4.38%, 05/15/40	32,403	32,165,040
4.38%, 05/15/41	15,949	15,779,542
4.38%, 08/15/43	205,327	200,257,990
4.50%, 11/15/25	151,817	152,089,797
4.50%, 03/31/26	315,174	316,269,721
4.50%, 07/15/26	264,110	265,409,918
4.50%, 04/15/27	318,931	321,621,980
4.50%, 05/15/27	318,331	321,091,528
4.50%, 05/31/29	289,951	294,164,350
4.50%, 11/15/33	569,735	579,349,278
4.50%, 02/15/36	27,685	28,394,428
4.50%, 05/15/38	47,000	47,719,688
4.50%, 08/15/39	50,707	51,134,840
4.50%, 02/15/44	118,778	117,515,984
4.63%, 02/28/26	221,341	222,326,660
4.63%, 03/15/26	273,123	274,499,283
4.63%, 06/30/26	174,281	175,445,143
4.63%, 09/15/26	260,811	262,909,715
4.63%, 10/15/26	263,056	265,306,363
4.63%, 11/15/26	263,612	265,959,794
4.63%, 06/15/27	319,964	323,913,556
4.63%, 09/30/28	197,522	200,793,458
4.63%, 04/30/29	259,650	264,619,865
4.63%, 09/30/30	192,570	196,857,692
4.63%, 04/30/31	216,258	221,208,282
4.63%, 05/31/31	217,954	222,892,020
4.63%, 02/15/40	45,950	46,904,898
4.63%, 05/15/44	209,359	210,405,795
4.63%, 05/15/54	310,508	317,737,014
4.75%, 02/15/37	21,977	22,935,060
4.75%, 02/15/41	56,158	58,079,657
4.75%, 11/15/43	122,332	125,218,271
4.75%, 11/15/53	305,827	318,872,433
4.88%, 11/30/25	233,193	234,522,930
4.88%, 04/30/26	140,225	141,539,609
4.88%, 05/31/26	226,649	228,888,929
4.88%, 10/31/28	198,503	203,651,672
4.88%, 10/31/30	190,745	197,525,390
5.00%, 10/31/25	211,094	212,454,566
5.00%, 05/15/37	53,658	57,263,147
5.25%, 11/15/28	29,377	30,540,605
5.25%, 02/15/29	60,090	62,789,356
5.50%, 08/15/28	77,000	80,783,829
6.00%, 02/15/26	9,468	9,662,168
6.13%, 08/15/29	14,600	15,812,484

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
6.25%, 05/15/30	$5,000	$5,501,563
6.50%, 11/15/26	16,950	17,767,043
6.63%, 02/15/27	28,800	30,431,250
6.75%, 08/15/26	14,400	15,036,750
		51,926,971,625
Total U.S. Government & Agency Obligations — 69.7% (Cost: $89,138,905,106)		82,691,421,348
Total Long-Term Investments — 99.0% (Cost: $126,379,199,763)		117,411,208,998
	Shares
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(j)(k)(l)	3,925,816,934	3,928,565,006
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(j)(k)(m)	629,880,237	629,880,237
Total Short-Term Securities — 3.8% (Cost: $4,555,914,962)		4,558,445,243
Total Investments Before TBA Sales Commitments — 102.8% (Cost: $130,935,114,725)		121,969,654,241
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association, 2.00%, 11/20/54	$(52,475)	(42,782,631)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.50%, 11/18/39	(24,825)	$(22,658,758)
5.50%, 11/15/54	(21,175)	(20,973,817)
6.50%, 11/15/54	(59,050)	(60,266,821)
4.50%, 11/14/54	(35,975)	(34,151,252)
Total TBA Sales Commitments — (0.2)% (Proceeds: $(182,205,086))		(180,833,279)
Total Investments, Net of TBA Sales Commitments — 102.6% (Cost: $130,752,909,639)		121,788,820,962
Liabilities in Excess of Other Assets — (2.6)%		(3,148,620,672)
Net Assets — 100.0%		$118,640,200,290

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Perpetual security with no stated maturity date.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security represents an investment of TBA cash collateral.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$535,220,120	$—	$535,220,120
Collateralized Mortgage Obligations	—	1,119,227,028	—	1,119,227,028
Corporate Bonds & Notes	—	30,117,959,221	—	30,117,959,221
Foreign Government Obligations	—	2,398,616,147	—	2,398,616,147
Municipal Debt Obligations	—	548,765,134	—	548,765,134
U.S. Government & Agency Obligations	—	82,691,421,348	—	82,691,421,348
Short-Term Securities
Money Market Funds	4,558,445,243	—	—	4,558,445,243
Liabilities
Investments
TBA Sales Commitments	—	(180,833,279)	—	(180,833,279)
	$4,558,445,243	$117,230,375,719	$—	$121,788,820,962

Schedule of Investments (unaudited)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	$16,164	$15,660,815
7.50%, 06/01/29(a)(b)	14,539	12,427,210
7.75%, 04/15/28(a)(b)	13,446	11,971,422
7.88%, 04/01/30(a)(b)	11,258	11,483,160
9.00%, 09/15/28(a)(b)	10,227	10,706,391
CMG Media Corp., 8.88%, 12/15/27(a)	14,056	10,263,088
Lamar Media Corp.
3.63%, 01/15/31	7,497	6,693,415
3.75%, 02/15/28(b)	8,767	8,315,719
4.00%, 02/15/30(b)	7,345	6,787,871
4.88%, 01/15/29(b)	4,847	4,707,406
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	36,042	33,635,115
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	7,705	7,217,659
4.63%, 03/15/30(a)(b)	7,665	7,122,462
5.00%, 08/15/27(a)(b)	7,658	7,528,333
7.38%, 02/15/31(a)(b)	5,876	6,184,398
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	15,015	14,283,019
		174,987,483
Aerospace & Defense — 2.2%
Bombardier Inc.
6.00%, 02/15/28(a)	9,293	9,284,543
7.00%, 06/01/32(a)(b)	11,117	11,398,482
7.13%, 06/15/26(a)(b)	820	828,982
7.25%, 07/01/31(a)(b)	12,163	12,558,298
7.50%, 02/01/29(a)(b)	9,976	10,397,421
7.88%, 04/15/27(a)(b)	18,275	18,308,635
8.75%, 11/15/30(a)(b)	9,825	10,660,125
Spirit AeroSystems Inc.
4.60%, 06/15/28(b)	9,755	9,303,441
9.38%, 11/30/29(a)	12,772	13,779,392
9.75%, 11/15/30(a)	17,158	19,062,538
TransDigm Inc.
4.63%, 01/15/29(b)	16,075	15,254,170
4.88%, 05/01/29(b)	10,269	9,799,399
5.50%, 11/15/27	34,208	33,870,538
6.00%, 01/15/33(a)	10,601	10,508,241
6.38%, 03/01/29(a)	35,877	36,433,452
6.63%, 03/01/32(a)	31,111	31,664,154
6.75%, 08/15/28(a)	28,679	29,324,277
6.88%, 12/15/30(a)	19,393	19,877,825
7.13%, 12/01/31(a)	12,248	12,661,370
Triumph Group Inc., 9.00%, 03/15/28(a)(b)	11	11,458
		314,986,741
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	5,788	5,730,120
6.00%, 06/15/30(a)(b)	13,054	12,956,095
Vector Group Ltd., 10.50%, 11/01/26(a)	10,466	10,459,197
		29,145,412
Airlines — 1.5%
Air Canada, 3.88%, 08/15/26(a)(b)	16,472	15,950,002
American Airlines Inc.
7.25%, 02/15/28(a)(b)	11,458	11,626,528
8.50%, 05/15/29(a)	13,187	13,833,254
Security	Par (000)	Value
Airlines (continued)
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	$22,526	$22,480,972
5.75%, 04/20/29(a)(b)	40,633	40,265,306
Delta Air Lines Inc.
3.75%, 10/28/29(b)	758	706,369
4.38%, 04/19/28(b)	39	38,117
7.38%, 01/15/26(b)	126	128,992
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	27,213	28,348,294
United Airlines Inc.
4.38%, 04/15/26(a)	26,444	25,990,750
4.63%, 04/15/29(a)	27,084	25,916,861
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	13,070	11,152,964
7.88%, 05/01/27(a)(b)	7,255	7,035,101
9.50%, 06/01/28(a)(b)	6,124	6,010,706
		209,484,216
Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26(a)	10,282	10,159,850
9.00%, 02/15/31(a)(b)	7,189	7,699,778
VF Corp.
2.80%, 04/23/27(b)	6,468	6,095,897
2.95%, 04/23/30(b)	7,339	6,333,850
		30,289,375
Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	14,283	12,640,455
4.75%, 10/01/27(a)	5,250	5,122,546
5.88%, 06/01/29(a)(b)	6,450	6,430,844
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	14,445	14,021,280
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	5,894	5,686,531
5.50%, 07/15/29(a)(b)	5,808	5,642,472
5.88%, 01/15/28(a)(b)	7,257	7,173,754
7.75%, 10/15/25(a)	6,157	6,152,074
		62,869,956
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(b)	11,050	10,870,603
7.00%, 04/15/28(a)(b)	6,961	7,065,415
8.25%, 04/15/31(a)(b)	7,509	7,763,638
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	8,720	7,892,036
6.50%, 04/01/27(b)	6,929	6,887,911
6.88%, 07/01/28(b)	5,189	5,131,226
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	8,170	8,187,239
6.75%, 05/15/28(a)(b)	9,911	10,143,413
8.50%, 05/15/27(a)(b)	27,891	27,968,384
Dana Inc.
4.25%, 09/01/30(b)	5,931	5,138,470
5.38%, 11/15/27(b)	4,993	4,879,466
5.63%, 06/15/28(b)	5,434	5,284,565
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	9,522	9,188,730
5.00%, 05/31/26(b)	11,439	11,219,507

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.00%, 07/15/29(b)	$11,681	$10,569,600
5.25%, 04/30/31(b)	6,981	6,122,407
5.25%, 07/15/31(b)	7,306	6,420,001
5.63%, 04/30/33(b)	5,927	5,120,719
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% cash)(a)(c)	5,465	5,285,519
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(a)(c)	3,875	3,875,814
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(a)(b)(c)	3,875	3,891,546
Tenneco Inc., 8.00%, 11/17/28(a)(b)	24,745	22,900,384
ZF North America Capital Inc.
6.75%, 04/23/30(a)	10,208	10,063,429
6.88%, 04/14/28(a)	8,194	8,263,075
6.88%, 04/23/32(a)(b)	9,983	9,758,382
7.13%, 04/14/30(a)(b)	8,441	8,486,462
		228,377,941
Banks — 0.8%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)(b)	8,066	7,975,257
7.63%, 05/01/26(a)(b)	8,323	8,359,610
12.00%, 10/01/28(a)	11,389	12,300,120
12.25%, 10/01/30(a)	5,517	6,070,787
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)(d)	10,045	8,794,043
5.71%, 01/15/26(a)(b)	19,609	19,649,459
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	20,226	19,446,975
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(d)	12,968	12,915,804
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(d)	17,051	17,826,486
		113,338,541
Building Materials — 1.7%
Builders FirstSource Inc.
4.25%, 02/01/32(a)	18,419	16,450,469
5.00%, 03/01/30(a)(b)	7,051	6,732,577
6.38%, 06/15/32(a)(b)	9,737	9,769,035
6.38%, 03/01/34(a)(b)	12,864	12,917,064
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	10,097	10,113,054
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	7,170	7,369,864
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)(b)	37,357	37,950,192
6.75%, 07/15/31(a)	6,372	6,513,649
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	9,692	9,850,134
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	6,931	6,614,115
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	14,675	14,533,386
8.88%, 11/15/31(a)	15,252	16,019,176
Standard Industries Inc./New York
3.38%, 01/15/31(a)	14,637	12,710,405
4.38%, 07/15/30(a)	21,522	19,783,601
4.75%, 01/15/28(a)	13,334	12,858,532
5.00%, 02/15/27(a)	10,616	10,390,410
Security	Par (000)	Value
Building Materials (continued)
6.50%, 08/15/32(a)	$7,122	$7,155,153
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(a)(b)	8,877	8,797,545
7.25%, 01/15/31(a)(b)	9,622	9,988,037
		236,516,398
Chemicals — 2.2%
Asp Unifrax Hld New Money, 0.00%, 12/31/49(e)	18,775	18,593,197
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(a)(c)	14,626	8,629,207
11.18%, 09/30/29, (10.43% cash and 11.18% PIK)(a)(c)	18,774	18,593,197
Avient Corp.
6.25%, 11/01/31(a)	8,542	8,563,355
7.13%, 08/01/30(a)	3,696	3,804,958
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	6,234	6,507,423
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	8,958	8,249,422
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	5,862	5,743,713
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	8,510	7,337,747
5.38%, 05/15/27(b)	6,784	6,507,333
5.75%, 11/15/28(a)(b)	10,884	10,006,024
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	5,408	5,455,077
7.50%, 04/15/29(a)(b)	11,209	11,549,978
Methanex Corp.
5.13%, 10/15/27(b)	9,424	9,173,604
5.25%, 12/15/29	9,276	8,941,733
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	7,118	6,480,369
5.25%, 06/01/27(a)	14,743	14,474,147
8.50%, 11/15/28(a)	4,384	4,649,336
9.00%, 02/15/30(a)(b)	9,354	9,956,170
Olin Corp.
5.00%, 02/01/30(b)	7,920	7,554,283
5.13%, 09/15/27(b)	6,206	6,113,531
5.63%, 08/01/29(b)	9,004	8,880,195
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	9,870	9,253,125
6.25%, 10/01/29(a)(b)	4,340	4,133,850
7.25%, 06/15/31(a)(b)	10,722	10,967,840
9.75%, 11/15/28(a)(b)	24,721	26,198,567
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	13,736	13,152,220
6.63%, 05/01/29(a)(b)	9,746	9,439,388
Tronox Inc., 4.63%, 03/15/29(a)(b)	14,700	13,319,964
WR Grace Holdings LLC
4.88%, 06/15/27(a)	10,177	9,975,726
5.63%, 08/15/29(a)(b)	15,573	14,405,025
		306,609,704
Commercial Services — 4.8%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	13,146	12,285,397

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	$7,382	$7,379,557
Albion Financing 2 SARL, 8.75%, 04/15/27(a)(b)	7,022	7,161,095
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	31,806	32,389,004
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	12,959	11,873,684
9.75%, 07/15/27(a)(b)	17,136	17,164,927
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)(b)	26,011	24,386,711
APX Group Inc., 5.75%, 07/15/29(a)(b)	375	370,373
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	6,061	5,690,926
5.38%, 03/01/29(a)(b)	8,175	7,608,399
5.75%, 07/15/27(a)(b)	6,311	6,196,604
8.00%, 02/15/31(a)(b)	6,952	7,104,633
8.25%, 01/15/30(a)(b)	9,120	9,312,706
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)(b)	7,577	7,592,230
Block Inc.
2.75%, 06/01/26	11,148	10,730,879
3.50%, 06/01/31(b)	13,125	11,630,587
6.50%, 05/15/32(a)(b)	27,054	27,561,560
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	29,725	31,278,964
Brink's Co. (The)
4.63%, 10/15/27(a)(b)	7,213	7,018,429
6.50%, 06/15/29(a)(b)	4,997	5,080,700
6.75%, 06/15/32(a)(b)	5,255	5,350,799
EquipmentShare.com Inc.
8.00%, 03/15/33(a)	6,556	6,610,640
8.63%, 05/15/32(a)	7,602	7,833,980
9.00%, 05/15/28(a)(b)	15,096	15,625,266
Garda World Security Corp.
4.63%, 02/15/27(a)	7,397	7,199,661
6.00%, 06/01/29(a)	7,424	6,950,720
7.75%, 02/15/28(a)(b)	5,075	5,238,431
8.25%, 08/01/32(a)	7,079	7,045,233
8.38%, 11/15/32(a)(b)	13,420	13,420,000
9.50%, 11/01/27(a)	8,426	8,434,510
GEO Group Inc. (The)
8.63%, 04/15/29	9,249	9,662,338
10.25%, 04/15/31(b)	8,699	9,331,243
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	14,651	14,564,840
6.63%, 06/15/29(a)	11,506	11,764,885
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	6,762	5,078,803
5.00%, 12/01/29(a)(b)	13,164	8,424,960
12.63%, 07/15/29(a)(b)	11,137	11,816,580
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)(b)	13,782	12,970,240
5.75%, 04/15/26(a)	18,241	18,248,743
6.25%, 01/15/28(a)(b)	17,818	17,799,291
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	5,850	5,839,645
Security	Par (000)	Value
Commercial Services (continued)
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	$13,450	$13,560,962
10.88%, 08/01/29(a)(b)	6,381	6,292,065
Service Corp. International/U.S.
3.38%, 08/15/30	11,846	10,484,851
4.00%, 05/15/31	11,502	10,364,974
4.63%, 12/15/27(b)	5,839	5,710,004
5.13%, 06/01/29(b)	9,762	9,586,284
5.75%, 10/15/32(b)	8,181	8,063,603
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)(b)	1,313	1,293,282
6.75%, 08/15/32(a)(b)	15,404	15,770,769
Sotheby's, 7.38%, 10/15/27(a)(b)	9,936	9,721,548
United Rentals North America Inc.
3.75%, 01/15/32(b)	10,208	9,050,215
3.88%, 11/15/27	9,780	9,410,588
3.88%, 02/15/31	16,359	14,811,030
4.00%, 07/15/30(b)	9,606	8,866,194
4.88%, 01/15/28	21,916	21,489,734
5.25%, 01/15/30(b)	10,023	9,851,549
5.50%, 05/15/27(b)	3,191	3,184,957
6.13%, 03/15/34(a)(b)	14,533	14,628,264
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	17,255	17,815,787
Williams Scotsman Inc.
4.63%, 08/15/28(a)	6,166	5,873,886
6.63%, 06/15/29(a)	6,532	6,621,815
7.38%, 10/01/31(a)(b)	6,318	6,521,558
		678,002,092
Computers — 1.1%
Amentum Holdings Inc., 7.25%, 08/01/32(a)(b)	13,282	13,762,525
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)(b)	10,051	10,412,836
McAfee Corp., 7.38%, 02/15/30(a)(b)	28,005	27,035,187
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	18,879	20,766,900
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	9,164	8,801,449
5.13%, 04/15/29(a)(b)	5,751	5,481,422
Seagate HDD Cayman
4.09%, 06/01/29(b)	7,380	6,954,890
4.88%, 06/01/27(b)	7,325	7,224,061
8.25%, 12/15/29(b)	6,072	6,527,461
8.50%, 07/15/31(b)	6,261	6,746,102
9.63%, 12/01/32(b)	10,369	11,820,813
Vericast Corp., 12.41%, 06/15/30(d)	0 (f)	1
Western Digital Corp., 4.75%, 02/15/26	30,392	30,115,129
		155,648,776
Cosmetics & Personal Care — 0.5%
Coty Inc., 5.00%, 04/15/26(a)(b)	4,947	4,922,265
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)	6,528	6,289,262
6.63%, 07/15/30(a)(b)	10,269	10,471,777
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	6,595	6,134,174
5.50%, 06/01/28(a)(b)	9,740	9,618,250
Perrigo Finance Unlimited Co.
5.15%, 06/15/30(b)	8,068	7,636,927
6.13%, 09/30/32(b)	10,036	9,910,550

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	$8,576	$7,637,157
5.13%, 01/15/28(a)	4,713	4,615,238
		67,235,600
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	6,230	5,679,843
4.00%, 01/15/28(a)	8,700	8,272,743
H&E Equipment Services Inc., 3.88%, 12/15/28(a)(b)	18,078	16,701,089
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)(b)	6,441	6,604,440
7.75%, 03/15/31(a)(b)	10,363	10,860,424
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(a)(g)(h)	9,458	1,116,044
9.00%, 11/15/26(a)(b)(g)(h)	13,501	5,785,179
		55,019,762
Diversified Financial Services — 4.7%
AG Issuer LLC, 6.25%, 03/01/28(a)	6,108	5,981,738
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)(b)	6,549	6,745,470
Ally Financial Inc.
5.75%, 11/20/25(b)	7,494	7,529,833
6.70%, 02/14/33(b)	6,766	6,791,835
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	4,970	4,777,837
10.00%, 08/15/30(a)	8,260	9,004,505
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	5,083	5,070,293
9.25%, 07/01/31(a)	9,313	9,994,525
Coinbase Global Inc.
3.38%, 10/01/28(a)	13,230	11,739,582
3.63%, 10/01/31(a)(b)	10,248	8,544,782
Credit Acceptance Corp.
6.63%, 03/15/26(b)	5,087	5,070,467
9.25%, 12/15/28(a)	8,691	9,193,289
Encore Capital Group Inc.
8.50%, 05/15/30(a)	7,143	7,526,936
9.25%, 04/01/29(a)(b)	7,391	7,863,562
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	13,591	13,493,824
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	9,425	9,516,894
9.25%, 02/01/29(a)	14,784	15,153,600
GGAM Finance Ltd.
5.88%, 03/15/30(a)	5,475	5,399,719
6.88%, 04/15/29(a)(b)	5,467	5,576,340
8.00%, 02/15/27(a)	9,434	9,724,001
8.00%, 06/15/28(a)(b)	8,785	9,267,384
7.75%, 05/15/26(a)(b)	5,714	5,815,995
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	14,151	14,573,373
goeasy Ltd.
7.63%, 07/01/29(a)(b)	9,254	9,506,634
9.25%, 12/01/28(a)	8,531	9,062,737
Series 144*, 6.88%, 05/15/30(a)	3,080	3,110,800
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	8,150	7,701,750
6.13%, 11/01/32(a)(b)	10,229	10,241,786
Security	Par (000)	Value
Diversified Financial Services (continued)
7.13%, 04/30/31(a)	$18,558	$19,230,727
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(b)	13,749	12,680,721
6.63%, 10/15/31(a)	6,710	6,674,055
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/31(a)	813	843,295
8.13%, 03/30/29(a)	585	619,117
8.38%, 05/01/28(a)(b)	374	393,029
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	5,328	4,739,256
6.50%, 05/01/28(a)	14,787	13,992,199
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	5,929	5,866,968
5.13%, 12/15/30(a)	9,127	8,543,191
5.50%, 08/15/28(a)	10,892	10,623,104
5.75%, 11/15/31(a)(b)	8,084	7,750,535
6.00%, 01/15/27(a)	9,587	9,547,292
6.50%, 08/01/29(a)	9,710	9,715,049
7.13%, 02/01/32(a)(b)	12,858	13,128,899
Navient Corp.
4.88%, 03/15/28	5,923	5,635,896
5.00%, 03/15/27(b)	10,019	9,843,768
5.50%, 03/15/29(b)	9,887	9,417,368
6.75%, 06/15/26(b)	7,729	7,868,149
9.38%, 07/25/30	7,241	7,833,965
11.50%, 03/15/31	7,280	8,148,358
OneMain Finance Corp.
3.50%, 01/15/27(b)	10,659	10,155,149
3.88%, 09/15/28(b)	8,068	7,445,467
4.00%, 09/15/30(b)	11,085	9,767,271
5.38%, 11/15/29(b)	10,237	9,814,724
6.63%, 01/15/28(b)	10,596	10,772,423
6.63%, 05/15/29	3,110	3,110,000
7.13%, 03/15/26(b)	21,302	21,823,899
7.13%, 11/15/31(b)	10,388	10,498,736
7.50%, 05/15/31(b)	8,939	9,138,178
7.88%, 03/15/30(b)	9,302	9,674,080
9.00%, 01/15/29(b)	11,479	12,158,965
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	8,943	8,313,597
5.38%, 10/15/25(a)	6,779	6,744,427
5.75%, 09/15/31(a)(b)	6,733	6,446,848
7.13%, 11/15/30(a)	8,948	9,082,220
7.88%, 12/15/29(a)	10,365	10,856,392
PRA Group Inc.
8.38%, 02/01/28(a)(b)	5,674	5,834,521
8.88%, 01/31/30(a)(b)	5,662	5,866,115
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	16,281	15,495,805
3.63%, 03/01/29(a)(b)	11,311	10,426,480
3.88%, 03/01/31(a)	16,923	15,082,624
4.00%, 10/15/33(a)(b)	11,699	10,078,367
SLM Corp.
3.13%, 11/02/26(b)	3,147	2,986,313
4.20%, 10/29/25	3,038	2,985,139
Synchrony Financial, 7.25%, 02/02/33(b)	10,556	10,821,190
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	12,242	12,180,790
5.50%, 04/15/29(a)	9,630	9,177,243

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 06/15/27(a)	$6,825	$6,705,501
		670,516,896
Electric — 3.3%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	12,283	12,728,259
Alpha Generation LLC, 6.75%, 10/15/32(a)(b)	13,738	13,879,305
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	4,075	4,049,531
Calpine Corp.
3.75%, 03/01/31(a)(b)	11,289	10,175,340
4.50%, 02/15/28(a)	17,081	16,434,997
4.63%, 02/01/29(a)(b)	9,392	8,903,499
5.00%, 02/01/31(a)(b)	11,142	10,494,416
5.13%, 03/15/28(a)(b)	19,550	19,104,852
5.25%, 06/01/26(a)	664	657,592
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	12,671	11,277,982
4.75%, 03/15/28(a)	12,017	11,654,149
DPL Inc., 4.35%, 04/15/29(b)	4,722	4,425,301
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(d)	5,738	6,017,728
8.13%, 06/15/53, (5-year CMT + 3.864%)(d)	6,359	6,660,433
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(d)(i)	20,652	23,423,147
Emera Inc., Series 16-A, 6.75%, 06/15/76, (3-mo. LIBOR US + 5.440%)(b)(d)	16,037	16,123,600
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(a)(b)(d)	7,091	7,347,966
Lightning Power LLC, 7.25%, 08/15/32(a)	20,155	20,961,200
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	7,181	6,926,976
4.50%, 09/15/27(a)(b)	9,112	8,747,520
7.25%, 01/15/29(a)(b)	10,127	10,418,865
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	6,658	6,065,049
3.63%, 02/15/31(a)(b)	14,681	12,996,355
3.88%, 02/15/32(a)(b)	7,929	7,028,910
5.25%, 06/15/29(a)(b)	9,340	9,129,850
5.75%, 01/15/28	9,277	9,285,906
5.75%, 07/15/29(a)	12,254	12,102,816
6.00%, 02/01/33(a)	4,135	4,110,190
6.25%, 11/01/34(a)	11,990	11,973,214
PG&E Corp.
5.00%, 07/01/28(b)	12,969	12,485,905
5.25%, 07/01/30(b)	12,669	12,317,832
7.38%, 03/15/55, (5-year CMT + 3.883%)(d)	13,352	13,790,373
Pike Corp.
5.50%, 09/01/28(a)	9,197	8,999,176
8.63%, 01/31/31(a)	5,280	5,605,926
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	16,687	18,005,273
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	17,412	16,538,135
5.00%, 07/31/27(a)	17,314	17,065,717
5.50%, 09/01/26(a)	5,839	5,809,455
5.63%, 02/15/27(a)	15,592	15,553,020
6.88%, 04/15/32(a)(b)	13,234	13,680,648
Security	Par (000)	Value
Electric (continued)
7.75%, 10/15/31(a)(b)	$19,545	$20,644,406
		463,600,814
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	10,766	10,039,295
4.75%, 06/15/28(a)(b)	7,637	7,338,425
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	11,245	11,466,527
6.63%, 03/15/32(a)(b)	10,949	11,239,696
7.25%, 06/15/28(a)(b)	17,904	18,311,307
		58,395,250
Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29(a)(b)	27,374	26,605,612
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	14,146	13,229,764
5.88%, 09/01/30(a)(b)	6,095	6,033,364
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	10,231	9,136,385
4.38%, 02/15/30(a)(b)	6,826	6,358,564
6.63%, 07/15/32(a)(b)	6,493	6,574,163
		67,937,852
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)(b)	10,321	9,630,422
5.00%, 01/31/28(a)	10,337	10,104,417
		19,734,839
Engineering & Construction — 0.2%
Arcosa Inc.
4.38%, 04/15/29(a)(b)	5,823	5,481,481
6.88%, 08/15/32(a)(b)	8,293	8,505,798
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	18,040	19,139,899
		33,127,178
Entertainment — 2.9%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	12,886	11,114,175
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(b)(c)	15,447	15,494,113
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	16,269	15,252,187
6.00%, 10/15/32(a)	7,950	7,754,430
6.50%, 02/15/32(a)	19,886	20,162,710
7.00%, 02/15/30(a)	27,730	28,442,561
8.13%, 07/01/27(a)(b)	10,758	10,977,941
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	6,665	6,419,728
5.38%, 04/15/27(b)	5,242	5,198,153
Churchill Downs Inc.
4.75%, 01/15/28(a)(b)	9,663	9,373,013
5.50%, 04/01/27(a)(b)	8,147	8,087,201
5.75%, 04/01/30(a)(b)	15,445	15,185,207
6.75%, 05/01/31(a)(b)	7,343	7,475,468
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	10,148	9,957,725
7.00%, 08/01/32(a)(b)	6,709	6,876,725
International Game Technology PLC
4.13%, 04/15/26(a)	9,748	9,607,439
5.25%, 01/15/29(a)(b)	9,621	9,451,687

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
6.25%, 01/15/27(a)	$9,984	$10,067,267
Light & Wonder International Inc.
7.00%, 05/15/28(a)(b)	12,211	12,257,371
7.25%, 11/15/29(a)	5,417	5,534,030
7.50%, 09/01/31(a)(b)	7,178	7,404,251
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	6,072	5,726,017
4.75%, 10/15/27(a)(b)	13,272	12,905,162
6.50%, 05/15/27(a)	14,938	15,154,334
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	8,349	8,190,703
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	4,482	4,409,782
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(a)(b)	16,849	16,722,632
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	5,539	5,225,872
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	5,389	5,671,923
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)(b)	10,340	7,294,009
5.88%, 09/01/31(a)(b)	10,173	6,548,869
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	14,212	12,514,092
8.45%, 07/27/30(a)(b)	5,721	5,871,176
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	5,694	5,658,413
7.25%, 05/15/31(a)(b)	10,562	10,826,050
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)(b)	10,886	11,090,112
WMG Acquisition Corp., 3.00%, 02/15/31(a)(b)	745	651,957
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	10,456	10,155,390
6.25%, 03/15/33(a)(b)	11,260	11,204,919
7.13%, 02/15/31(a)(b)	14,054	14,781,505
		402,696,299
Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27(a)	5,298	5,220,596
6.38%, 02/01/31(a)(b)	7,875	7,930,257
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	10,154	9,514,603
3.75%, 08/01/25(a)	1,696	1,679,040
4.00%, 08/01/28(a)(b)	9,584	9,062,454
4.38%, 08/15/29(a)(b)	7,240	6,785,990
4.75%, 06/15/29(a)(b)	10,092	9,639,121
5.13%, 12/15/26(a)	4,767	4,724,049
6.75%, 01/15/31(a)(b)	12,614	12,981,067
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	8,923	8,477,094
5.88%, 06/30/29(a)(b)	13,826	13,114,652
Reworld Holding Corp.
4.88%, 12/01/29(a)	10,400	9,663,576
5.00%, 09/01/30(b)	5,266	4,835,031
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	6,243	6,377,859
		110,005,389
Security	Par (000)	Value
Food — 2.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)(b)	$10,949	$10,580,536
3.50%, 03/15/29(a)(b)	20,743	19,194,535
4.63%, 01/15/27(a)	19,743	19,323,461
4.88%, 02/15/30(a)(b)	14,836	14,427,104
5.88%, 02/15/28(a)	11,797	11,815,655
6.50%, 02/15/28(a)(b)	11,295	11,509,492
7.50%, 03/15/26(a)(b)	9,229	9,345,839
B&G Foods Inc.
5.25%, 09/15/27(b)	8,556	8,293,221
8.00%, 09/15/28(a)(b)	11,262	11,670,248
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.5% PIK)(a)(b)(c)	7,099	7,325,068
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	13,413	13,876,687
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	14,071	13,064,354
4.38%, 01/31/32(a)(b)	10,572	9,670,674
4.88%, 05/15/28(a)(b)	7,615	7,458,776
Performance Food Group Inc.
4.25%, 08/01/29(a)(b)	13,250	12,377,156
5.50%, 10/15/27(a)(b)	13,829	13,720,673
6.13%, 09/15/32(a)(b)	9,524	9,555,548
Pilgrim's Pride Corp.
3.50%, 03/01/32(b)	11,510	10,070,214
4.25%, 04/15/31	13,250	12,316,597
6.25%, 07/01/33	13,114	13,590,923
6.88%, 05/15/34	5,867	6,356,453
Post Holdings Inc.
4.50%, 09/15/31(a)	13,730	12,505,421
4.63%, 04/15/30(a)(b)	18,826	17,591,767
5.50%, 12/15/29(a)(b)	16,507	16,108,356
5.63%, 01/15/28(a)	5,962	6,012,617
6.25%, 02/15/32(a)(b)	14,207	14,360,720
6.25%, 10/15/34(a)	3,202	3,165,177
6.38%, 03/01/33(a)(b)	16,591	16,398,876
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	7,509	7,121,142
4.75%, 02/15/29(a)(b)	12,162	11,724,290
5.75%, 04/15/33(a)	4,190	4,126,731
6.88%, 09/15/28(a)(b)	6,595	6,788,168
7.25%, 01/15/32(a)(b)	6,079	6,320,269
		367,766,748
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)(b)	15,887	15,590,866
TKC Holdings Inc.
6.88%, 05/15/28(a)	6,228	6,135,367
10.50%, 05/15/29(a)	9,784	9,903,242
		31,629,475
Forest Products & Paper — 0.2%
Glatfelter Corp.
4.75%, 11/15/29(a)	4,825	4,336,469
7.25%, 11/15/31(a)(b)	10,340	10,252,110
Mercer International Inc.
5.13%, 02/01/29(b)	11,111	9,570,615
12.88%, 10/01/28(a)	2,706	2,859,644
		27,018,838

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25(b)	$635	$631,762
5.75%, 05/20/27	7,111	6,836,782
5.88%, 08/20/26	8,924	8,726,298
9.38%, 06/01/28(a)	6,426	6,610,747
		22,805,589
Health Care - Products — 1.4%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	12,325	11,382,137
4.63%, 07/15/28(a)	21,656	20,918,793
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	18,725	19,676,292
Hologic Inc.
3.25%, 02/15/29(a)(b)	14,165	13,013,102
4.63%, 02/01/28(a)	4,569	4,466,312
Medline Borrower LP
3.88%, 04/01/29(a)	61,241	57,306,266
5.25%, 10/01/29(a)	34,186	33,126,918
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	20,091	20,439,002
Teleflex Inc.
4.25%, 06/01/28(a)(b)	6,503	6,241,384
4.63%, 11/15/27(b)	6,044	5,928,862
		192,499,068
Health Care - Services — 4.4%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	6,658	6,456,595
3.50%, 04/01/30(a)	8,684	8,410,677
5.00%, 07/15/27(a)	1,922	1,907,122
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	6,773	6,201,013
4.00%, 03/15/31(a)(b)	7,343	6,561,446
4.25%, 05/01/28(a)	7,923	7,536,397
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	13,901	11,546,449
5.25%, 05/15/30(a)(b)	20,421	17,817,322
5.63%, 03/15/27(a)	25,184	24,581,682
6.00%, 01/15/29(a)(b)	7,600	7,148,486
6.13%, 04/01/30(a)(b)	17,137	13,481,678
6.88%, 04/01/28(a)(b)	9,339	7,678,215
6.88%, 04/15/29(a)(b)	16,491	13,926,649
8.00%, 12/15/27(a)(b)	9,660	9,654,325
10.88%, 01/15/32(a)(b)	30,349	32,557,800
DaVita Inc.
3.75%, 02/15/31(a)(b)	19,686	17,136,663
4.63%, 06/01/30(a)(b)	36,167	33,262,428
6.88%, 09/01/32(a)(b)	13,369	13,435,845
Encompass Health Corp.
4.50%, 02/01/28(b)	9,197	8,935,138
4.63%, 04/01/31(b)	5,180	4,858,377
4.75%, 02/01/30(b)	10,058	9,676,902
IQVIA Inc.
5.00%, 10/15/26(a)	11,886	11,755,567
5.00%, 05/15/27(a)	14,162	13,984,975
6.50%, 05/15/30(a)(b)	6,706	6,881,707
LifePoint Health Inc.
4.38%, 02/15/27(a)(b)	7,269	7,041,916
5.38%, 01/15/29(a)(b)	6,364	5,792,301
9.88%, 08/15/30(a)(b)	10,901	11,939,865
10.00%, 06/01/32(a)(b)	10,455	11,116,279
Security	Par (000)	Value
Health Care - Services (continued)
11.00%, 10/15/30(a)	$15,774	$17,588,010
Molina Healthcare Inc.
3.88%, 11/15/30(a)(b)	8,126	7,361,804
3.88%, 05/15/32(a)(b)	10,203	9,049,194
4.38%, 06/15/28(a)	10,783	10,317,309
MPH Acquisition Holdings LLC
5.50%, 09/01/28(a)(b)	13,532	9,097,293
5.75%, 11/01/28(a)(b)	13,730	6,362,825
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	19,997	20,319,952
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(c)	9,511	9,439,371
9.78%, 02/15/30, (9.78% PIK)(a)(b)(c)	8,816	8,316,064
Select Medical Corp., 6.25%, 08/15/26(a)(b)	20,105	20,154,659
Star Parent Inc., 9.00%, 10/01/30(a)(b)	13,890	14,445,600
Tenet Healthcare Corp.
4.25%, 06/01/29	18,021	17,069,187
4.38%, 01/15/30	20,501	19,245,970
4.63%, 06/15/28(b)	8,587	8,299,550
5.13%, 11/01/27	18,159	18,015,362
6.13%, 10/01/28(b)	36,920	36,966,150
6.13%, 06/15/30(b)	26,144	26,295,112
6.25%, 02/01/27	13,457	13,470,335
6.75%, 05/15/31(b)	18,572	18,970,524
		622,068,090
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	12,736	12,243,401
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	9,639	8,017,720
5.25%, 05/15/27	20,042	18,664,692
6.25%, 05/15/26	16,623	16,244,827
9.00%, 06/15/30(b)	11,474	11,072,410
9.75%, 01/15/29	11,373	11,334,332
Stena International SA
7.25%, 01/15/31(a)(b)	9,468	9,844,447
7.63%, 02/15/31(a)(b)	5,472	5,722,393
		93,144,222
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	5,227	4,821,908
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	6,514	6,049,612
6.25%, 09/15/27(a)	7,945	7,889,623
Century Communities Inc.
3.88%, 08/15/29(a)	6,715	6,100,544
6.75%, 06/01/27	7,225	7,268,422
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	7,952	7,425,896
5.25%, 12/15/27(a)	6,244	6,132,714
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	7,003	6,772,457
5.75%, 01/15/28(a)	5,624	5,622,650
5.88%, 06/15/27(a)	6,875	6,890,263
		64,974,089

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)(b)	$10,630	$9,244,698
4.00%, 04/15/29(a)(b)	10,599	9,751,743
		18,996,441
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC/New Red Finance Inc., 6.13%, 06/15/29(a)	15,840	16,106,429
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	6,997	6,331,725
4.13%, 04/30/31(a)	5,904	5,280,390
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)	6,674	6,605,642
10.75%, 06/30/32(a)(b)	5,987	5,579,704
		23,797,461
Housewares — 0.4%
Newell Brands Inc.
5.70%, 04/01/26	27,753	27,801,568
6.38%, 09/15/27(b)	7,337	7,428,560
6.63%, 09/15/29(b)	6,706	6,807,529
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	5,677	5,077,849
4.38%, 02/01/32(b)	5,645	5,104,679
4.50%, 10/15/29(b)	5,958	5,617,277
		57,837,462
Insurance — 2.9%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	8,381	7,888,616
6.00%, 08/01/29(a)(b)	7,174	6,783,983
7.50%, 11/06/30(a)	14,598	14,822,241
8.25%, 02/01/29(a)	11,463	11,649,274
8.50%, 06/15/29(a)	6,309	6,472,372
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	10,243	9,718,046
5.88%, 11/01/29(a)(b)	6,520	6,148,808
6.50%, 10/01/31(a)	14,175	14,041,304
6.75%, 10/15/27(a)(b)	17,058	16,983,371
6.75%, 04/15/28(a)	17,134	17,214,730
7.00%, 01/15/31(a)	19,985	20,106,974
7.38%, 10/01/32(a)	9,810	9,724,163
AmWINS Group Inc.
4.88%, 06/30/29(a)	10,109	9,531,624
6.38%, 02/15/29(a)(b)	9,838	9,881,868
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	10,646	10,879,325
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	14,129	14,426,989
AssuredPartners Inc.
5.63%, 01/15/29(a)	7,202	6,806,718
7.50%, 02/15/32(a)(b)	7,378	7,432,925
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	11,159	11,818,100
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(b)(d)	9,641	9,222,773
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(d)	8,001	8,302,398
Security	Par (000)	Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)(b)	$14,007	$14,213,142
8.13%, 02/15/32(a)	6,875	6,960,938
HUB International Ltd.
5.63%, 12/01/29(a)(b)	8,139	7,866,196
7.25%, 06/15/30(a)(b)	42,632	44,127,104
7.38%, 01/31/32(a)	26,484	26,935,023
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)	9,282	9,831,274
10.50%, 12/15/30(a)(b)	8,793	9,468,918
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(d)	5,598	5,263,130
4.30%, 02/01/61(a)(b)	12,238	8,063,567
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	40,685	41,574,984
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	1,065	1,006,340
5.88%, 08/01/32(a)	8,434	8,398,105
		413,565,323
Internet — 1.4%
Arches Buyer Inc.
4.25%, 06/01/28(a)(b)	12,451	11,372,743
6.13%, 12/01/28(a)	6,483	5,682,350
Cogent Communications Group LLC
3.50%, 05/01/26(a)	6,604	6,424,437
7.00%, 06/15/27(a)	6,533	6,600,094
Gen Digital Inc.
6.75%, 09/30/27(a)	12,187	12,400,273
7.13%, 09/30/30(a)(b)	6,645	6,878,372
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)(b)	10,077	9,287,219
5.25%, 12/01/27(a)	7,518	7,419,796
ION Trading Technologies SARL
5.75%, 05/15/28(a)	5,946	5,385,590
9.50%, 05/30/29(a)(b)	10,618	10,803,815
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	6,768	5,930,172
4.13%, 08/01/30(a)(b)	6,508	5,918,440
4.63%, 06/01/28(a)(b)	6,959	6,696,994
5.00%, 12/15/27(a)	6,820	6,653,865
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)(b)	9,617	6,480,415
11.75%, 10/15/28(a)(b)	6,901	6,814,341
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(d)(i)	10,231	9,818,781
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(i)	13,047	11,807,535
9.75%, 04/15/29(a)	26,542	28,599,005
11.25%, 02/15/27(a)	25,285	27,456,476
Uber Technologies Inc.
4.50%, 08/15/29(a)	424	411,227
6.25%, 01/15/28(a)(b)	147	148,341
7.50%, 09/15/27(a)	666	678,749
8.00%, 11/01/26(a)	203	202,931
		199,871,961

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel — 0.7%
ATI Inc., 7.25%, 08/15/30(b)	$6,468	$6,690,783
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	7,915	7,908,510
6.75%, 04/15/30(a)(b)	11,295	11,326,061
6.88%, 11/01/29(a)	9,275	9,311,914
7.00%, 03/15/32(a)(b)	19,280	19,304,100
7.38%, 05/01/33(a)	7,155	7,208,662
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	8,819	9,039,475
8.13%, 05/01/27(a)	10,003	10,074,121
8.50%, 05/01/30(a)(b)	7,866	8,094,665
9.25%, 10/01/28(a)	15,111	15,910,135
		104,868,426
Leisure Time — 1.2%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	28,767	30,873,607
Life Time Inc.
5.75%, 01/15/26(a)	11,484	11,477,684
8.00%, 04/15/26(a)	8,239	8,278,135
NCL Corp. Ltd.
5.88%, 03/15/26(a)(b)	18,896	18,787,348
5.88%, 02/15/27(a)(b)	12,737	12,721,079
7.75%, 02/15/29(a)(b)	7,837	8,272,424
8.13%, 01/15/29(a)	11,016	11,666,971
8.38%, 02/01/28(a)	6,959	7,285,725
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	6,915	6,955,085
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	12,121	11,678,705
11.25%, 12/15/27(a)(b)	7,201	7,405,868
Viking Cruises Ltd.
5.88%, 09/15/27(a)	10,971	10,900,895
7.00%, 02/15/29(a)(b)	6,286	6,346,283
9.13%, 07/15/31(a)	8,656	9,348,485
VOC Escrow Ltd., 5.00%, 02/15/28(a)	8,602	8,342,306
		170,340,600
Lodging — 2.7%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	12,114	11,882,663
4.75%, 06/15/31(a)(b)	12,572	11,701,012
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	21,517	18,878,973
3.75%, 05/01/29(a)	10,892	10,143,268
4.00%, 05/01/31(a)(b)	15,217	13,868,317
4.88%, 01/15/30(b)	11,891	11,534,270
5.75%, 05/01/28(a)(b)	6,717	6,736,278
5.88%, 04/01/29(a)(b)	6,600	6,658,476
5.88%, 03/15/33(a)(b)	10,003	10,003,000
6.13%, 04/01/32(a)	5,069	5,124,556
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	6,698	5,992,265
5.00%, 06/01/29(a)(b)	12,345	11,601,214
6.63%, 01/15/32(a)(b)	12,722	12,724,544
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	7,500	7,430,735
Melco Resorts Finance Ltd.
5.25%, 04/26/26(a)(b)	7,188	7,044,096
5.38%, 12/04/29(a)(b)	16,293	14,946,004
Security	Par (000)	Value
Lodging (continued)
5.63%, 07/17/27(a)(b)	$8,103	$7,859,219
5.75%, 07/21/28(a)	10,962	10,454,569
7.63%, 04/17/32(a)(b)	9,818	9,929,925
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	9,471	9,154,969
5.88%, 05/15/26(a)(b)	10,978	10,918,434
7.13%, 06/26/31(a)(b)	7,781	7,906,108
MGM Resorts International
4.63%, 09/01/26(b)	4,293	4,246,045
4.75%, 10/15/28(b)	10,511	10,139,173
5.50%, 04/15/27	9,357	9,337,818
6.13%, 09/15/29(b)	10,610	10,570,213
6.50%, 04/15/32(b)	10,052	10,052,000
Station Casinos LLC
4.50%, 02/15/28(a)(b)	9,212	8,795,894
4.63%, 12/01/31(a)(b)	6,639	6,033,191
6.63%, 03/15/32(a)(b)	6,751	6,773,380
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	14,322	12,939,641
6.50%, 01/15/28(a)(b)	6,742	6,489,175
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	9,208	8,599,266
6.00%, 04/01/27	5,536	5,589,090
6.63%, 07/31/26(a)	9,441	9,507,748
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	13,788	12,790,300
5.50%, 01/15/26(a)(b)	13,619	13,461,020
5.50%, 10/01/27(a)(b)	10,505	10,175,708
5.63%, 08/26/28(a)(b)	19,290	18,519,364
		386,511,921
Machinery — 0.6%
Chart Industries Inc.
7.50%, 01/01/30(a)	20,483	21,279,328
9.50%, 01/01/31(a)(b)	7,918	8,503,061
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	13,752	14,150,808
Terex Corp.
5.00%, 05/15/29(a)	9,483	9,116,115
6.25%, 10/15/32(a)	7,900	7,866,188
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	6,390	6,420,379
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	21,183	20,825,607
		88,161,486
Manufacturing — 0.2%
FXI Holdings Inc.
12.25%, 11/15/26(a)	7,829	7,772,436
12.25%, 11/15/26(a)(b)	12,115	12,023,380
Hillenbrand Inc., 6.25%, 02/15/29(b)	6,796	6,830,116
		26,625,932
Media — 9.6%
AMC Networks Inc.
4.25%, 02/15/29(b)	14,487	10,005,736
10.25%, 01/15/29(a)(b)	11,579	11,926,370
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	40,650	35,263,875
4.25%, 01/15/34(a)(b)	26,967	21,551,056
4.50%, 08/15/30(a)(b)	37,113	33,135,166
4.50%, 05/01/32	38,006	32,305,100

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.50%, 06/01/33(a)(b)	$23,433	$19,518,166
4.75%, 03/01/30(a)	41,719	37,951,774
4.75%, 02/01/32(a)(b)	16,567	14,379,459
5.00%, 02/01/28(a)	33,566	32,491,888
5.13%, 05/01/27(a)(b)	44,287	43,354,316
5.38%, 06/01/29(a)(b)	20,432	19,538,100
5.50%, 05/01/26(a)	9,616	9,588,066
6.38%, 09/01/29(a)(b)	19,945	19,745,550
7.38%, 03/01/31(a)(b)	14,526	14,762,048
CSC Holdings LLC
3.38%, 02/15/31(a)	13,447	9,648,596
4.13%, 12/01/30(a)	14,687	10,835,743
4.50%, 11/15/31(a)	20,616	15,125,934
4.63%, 12/01/30(a)	31,716	16,016,580
5.00%, 11/15/31(a)	6,682	3,257,475
5.38%, 02/01/28(a)	13,051	11,166,109
5.50%, 04/15/27(a)	18,609	16,562,010
5.75%, 01/15/30(a)	30,242	15,990,458
6.50%, 02/01/29(a)	23,852	20,169,847
7.50%, 04/01/28(a)	14,119	9,318,540
11.25%, 05/15/28(a)	13,000	12,675,000
11.75%, 01/31/29(a)	27,460	26,807,863
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	11,343	11,195,298
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)(b)	49,962	48,150,877
DISH DBS Corp.
5.25%, 12/01/26(a)	36,330	33,605,250
5.75%, 12/01/28(a)	32,228	28,159,215
7.38%, 07/01/28	12,314	9,020,005
7.75%, 07/01/26	26,744	22,598,680
5.13%, 06/01/29	18,553	12,328,469
DISH Network Corp., 11.75%, 11/15/27(a)	53,603	56,417,157
Gray Television Inc.
4.75%, 10/15/30(a)(b)	10,620	6,602,985
5.38%, 11/15/31(a)(b)	17,539	10,757,984
7.00%, 05/15/27(a)(b)	10,029	9,753,621
10.50%, 07/15/29(a)(b)	16,672	17,318,040
iHeartCommunications Inc.
4.75%, 01/15/28(a)	9,128	5,595,464
5.25%, 08/15/27(a)	13,590	9,139,275
6.38%, 05/01/26	14,357	12,067,893
8.38%, 05/01/27	14,442	7,509,844
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	10,947	9,202,048
6.75%, 10/15/27(a)(b)	15,404	14,364,692
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	12,267	12,009,270
7.38%, 09/01/31(a)(b)	8,593	8,803,700
8.00%, 08/01/29(a)(b)	10,244	10,300,893
News Corp.
3.88%, 05/15/29(a)(b)	13,705	12,793,618
5.13%, 02/15/32(a)(b)	7,691	7,344,785
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	14,487	13,607,820
5.63%, 07/15/27(a)(b)	24,045	23,616,698
Paramount Global
6.25%, 02/28/57, (3-mo. LIBOR US + 3.899%)(b)(d)	9,492	8,464,016
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	12,808	11,851,803
Security	Par (000)	Value
Media (continued)
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	$15,195	$13,135,622
6.50%, 09/15/28(a)	16,003	10,959,014
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	6,466	5,027,315
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	6,391	5,626,349
Sinclair Television Group Inc.
4.13%, 12/01/30(a)(b)	9,543	7,320,912
5.50%, 03/01/30(a)(b)	6,740	4,637,659
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	12,480	11,966,348
3.88%, 09/01/31(a)(b)	20,476	17,588,094
4.00%, 07/15/28(a)(b)	27,186	25,429,784
4.13%, 07/01/30(a)(b)	20,009	17,908,055
5.00%, 08/01/27(a)	21,519	21,064,734
5.50%, 07/01/29(a)(b)	17,564	17,052,888
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	17,999	16,469,085
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	7,071	6,982,613
TEGNA Inc.
4.63%, 03/15/28(b)	13,636	12,841,567
4.75%, 03/15/26(a)	6,346	6,281,373
5.00%, 09/15/29(b)	14,896	13,910,135
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	13,000	12,691,250
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	14,022	12,455,556
6.63%, 06/01/27(a)	18,662	18,518,583
7.38%, 06/30/30(a)(b)	11,596	11,120,854
8.00%, 08/15/28(a)(b)	19,819	20,129,366
8.50%, 07/31/31(a)	16,887	16,596,712
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	11,508	9,896,880
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)	13,582	11,880,147
5.50%, 05/15/29(a)(b)	21,049	19,898,588
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	6,233	5,962,917
VZ Secured Financing BV, 5.00%, 01/15/32(a)	21,558	19,340,544
Ziggo Bond Co. BV
5.13%, 02/28/30(a)(b)	6,713	6,067,881
6.00%, 01/15/27(a)(b)	5,216	5,199,894
Ziggo BV, 4.88%, 01/15/30(a)	14,314	13,272,370
		1,352,903,314
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	6,400	6,011,844
5.50%, 12/15/27(a)(b)	7,783	7,704,314
6.13%, 05/15/28(a)(b)	6,327	6,338,705
7.13%, 03/15/31(a)(b)	10,167	10,602,961
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	9,533	10,032,243
11.50%, 10/01/31(a)(b)	8,150	9,074,292
Constellium SE, 3.75%, 04/15/29(a)(b)	6,804	6,158,931
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)	20,326	18,514,953
4.50%, 09/15/27(a)(b)	8,460	8,228,839
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)	9,868	9,794,695
6.13%, 04/15/32(a)(b)	10,975	11,016,156
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	7,355	6,556,983
4.63%, 03/01/28(a)	6,349	6,046,529

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Novelis Corp.
3.25%, 11/15/26(a)	$9,462	$9,100,336
3.88%, 08/15/31(a)	9,784	8,589,996
4.75%, 01/30/30(a)	21,627	20,267,959
		154,039,736
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.50%, 08/15/28(a)	10,857	8,921,740
8.88%, 11/30/29(a)(b)	6,891	5,987,294
		14,909,034
Oil & Gas — 5.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	12,280	12,362,522
Antero Resources Corp.
5.38%, 03/01/30(a)(b)	7,912	7,680,337
7.63%, 02/01/29(a)	5,067	5,193,675
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	5,490	5,292,470
6.63%, 10/15/32(a)(b)	6,560	6,495,909
8.25%, 12/31/28(a)(b)	6,398	6,519,171
Baytex Energy Corp.
7.38%, 03/15/32(a)	7,736	7,496,107
8.50%, 04/30/30(a)	11,460	11,661,658
California Resources Corp.
7.13%, 02/01/26(a)(b)	1,957	1,961,403
8.25%, 06/15/29(a)	12,170	12,291,700
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	9,643	9,657,728
7.00%, 06/15/25(a)	19,913	19,933,038
8.38%, 01/15/29(a)	21,518	22,325,140
Civitas Resources Inc.
5.00%, 10/15/26(a)(b)	5,080	4,988,625
8.38%, 07/01/28(a)	18,091	18,701,571
8.63%, 11/01/30(a)	13,386	14,078,565
8.75%, 07/01/31(a)	18,694	19,581,965
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	6,324	6,252,548
7.25%, 03/01/32(a)(b)	4,794	4,928,088
7.38%, 01/15/31(a)(b)	6,202	6,360,275
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	12,564	11,455,227
6.75%, 03/01/29(a)(b)	15,693	15,026,047
6.75%, 03/01/29(a)	5,276	5,059,025
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	9,863	9,567,110
7.63%, 04/01/32(a)	9,216	9,100,800
9.25%, 02/15/28(a)(b)	13,629	14,250,482
CVR Energy Inc.
5.75%, 02/15/28(a)(b)	5,646	5,144,918
8.50%, 01/15/29(a)	9,121	8,835,193
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)	8,490	8,534,573
8.75%, 05/01/31(a)(b)	7,414	7,616,093
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(j)	8,048	7,814,645
5.38%, 03/30/28(a)(j)	7,845	7,080,113
5.88%, 03/30/31(a)(j)	8,302	7,056,707
8.50%, 09/30/33(a)(j)	9,520	9,041,025
Security	Par (000)	Value
Oil & Gas (continued)
Expand Energy Corp.
4.75%, 02/01/32	$2,736	$2,573,564
5.38%, 03/15/30	6,745	6,631,482
5.50%, 02/01/26(a)(b)	2,046	2,041,437
6.75%, 04/15/29(a)(b)	6,061	6,126,822
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)(b)	8,178	7,833,063
6.00%, 04/15/30(a)	6,516	6,210,530
6.00%, 02/01/31(a)	8,046	7,589,725
6.25%, 11/01/28(a)	7,855	7,695,936
6.25%, 04/15/32(a)	7,229	6,783,170
6.88%, 05/15/34(a)	6,890	6,591,523
7.25%, 02/15/35(a)	12,710	12,465,714
8.38%, 11/01/33(a)(b)	7,923	8,283,734
Leviathan Bond Ltd.
6.50%, 06/30/27(a)	7,989	7,570,171
6.75%, 06/30/30(a)	7,217	6,612,313
Matador Resources Co.
6.25%, 04/15/33(a)	10,688	10,468,896
6.50%, 04/15/32(a)(b)	12,470	12,368,370
6.88%, 04/15/28(a)(b)	6,302	6,413,376
Murphy Oil Corp., 6.00%, 10/01/32(b)	4,125	3,969,694
Nabors Industries Inc.
7.38%, 05/15/27(a)	9,016	9,016,000
8.88%, 08/15/31(a)(b)	7,874	7,440,930
9.13%, 01/31/30(a)(b)	8,778	9,073,160
Noble Finance II LLC, 8.00%, 04/15/30(a)	18,845	19,104,119
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	8,633	8,713,968
8.75%, 06/15/31(a)	7,783	8,055,405
Parkland Corp.
4.50%, 10/01/29(a)	10,654	9,903,319
4.63%, 05/01/30(a)(b)	10,801	9,908,041
5.88%, 07/15/27(a)(b)	5,877	5,815,820
6.63%, 08/15/32(a)	6,341	6,325,544
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	11,077	10,758,536
7.88%, 09/15/30(a)(b)	6,595	6,578,513
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	9,621	9,474,771
6.25%, 02/01/33(a)(b)	13,670	13,563,709
7.00%, 01/15/32(a)	13,434	13,702,680
8.00%, 04/15/27(a)	7,411	7,605,657
9.88%, 07/15/31(a)	6,192	6,835,968
Range Resources Corp.
4.75%, 02/15/30(a)(b)	6,778	6,375,793
8.25%, 01/15/29	5,832	6,011,042
SM Energy Co.
6.50%, 07/15/28	5,114	5,095,487
6.63%, 01/15/27(b)	4,851	4,847,443
6.75%, 09/15/26	5,123	5,141,853
6.75%, 08/01/29(a)(b)	10,395	10,319,117
7.00%, 08/01/32(a)(b)	10,198	10,090,513
Sunoco LP
7.00%, 05/01/29(a)	10,006	10,313,059
7.25%, 05/01/32(a)(b)	9,353	9,736,524
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	11,159	10,600,413
4.50%, 04/30/30(b)	11,013	10,324,164
5.88%, 03/15/28	4,618	4,596,619
6.00%, 04/15/27	5,763	5,774,584

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 09/15/28(a)	$6,812	$6,987,827
Talos Production Inc.
9.00%, 02/01/29(a)	8,678	8,930,148
9.38%, 02/01/31(a)	7,966	8,196,078
Transocean Inc.
8.00%, 02/01/27(a)(b)	6,921	6,903,698
8.25%, 05/15/29(a)(b)	12,720	12,799,500
8.50%, 05/15/31(a)(b)	12,584	12,678,380
8.75%, 02/15/30(a)(b)	12,508	12,989,298
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	7,408	7,631,101
Valaris Ltd., 8.38%, 04/30/30(a)	14,865	15,077,272
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	12,846	12,337,041
		823,207,067
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(b)	11,521	11,541,968
6.63%, 09/01/32(a)(b)	9,267	9,309,628
6.88%, 04/01/27(a)	1,526	1,529,815
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	11,098	11,130,517
7.13%, 03/15/29(a)(b)	13,439	13,671,942
Weatherford International Ltd., 8.63%, 04/30/30(a)	22,107	22,853,112
		70,036,982
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	6,855	6,173,750
4.00%, 09/01/29(a)(b)	13,185	11,573,793
6.00%, 06/15/27(a)(b)	7,590	7,574,106
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	17,613	15,323,310
5.25%, 08/15/27(a)	27,047	16,246,894
Ball Corp.
2.88%, 08/15/30(b)	17,445	15,139,352
3.13%, 09/15/31(b)	11,225	9,714,115
6.00%, 06/15/29(b)	12,246	12,432,139
6.88%, 03/15/28	7,489	7,693,877
Berry Global Inc., 5.63%, 07/15/27(a)(b)	3,447	3,443,651
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	5,807	5,825,234
6.88%, 01/15/30(a)(b)	7,257	7,358,507
8.75%, 04/15/30(a)(b)	14,718	14,937,114
Crown Americas LLC, 5.25%, 04/01/30(b)	6,763	6,645,493
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(b)	5,346	5,234,099
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	8,159	8,104,661
Graphic Packaging International LLC
3.50%, 03/15/28(a)	5,981	5,579,017
3.75%, 02/01/30(a)(b)	5,080	4,646,321
6.38%, 07/15/32(a)(b)	6,965	7,025,944
LABL Inc.
5.88%, 11/01/28(a)(b)	6,605	6,111,965
8.25%, 11/01/29(a)(b)	6,049	5,325,941
Security	Par (000)	Value
Packaging & Containers (continued)
8.63%, 10/01/31(a)	$14,570	$14,045,480
10.50%, 07/15/27(a)(b)	9,439	9,344,610
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	36,430	37,431,825
9.25%, 04/15/27(a)	19,551	20,003,117
OI European Group BV, 4.75%, 02/15/30(a)	5,041	4,570,927
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	7,496	7,457,920
7.25%, 05/15/31(a)(b)	8,416	8,295,231
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)(b)	13,278	12,691,909
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)(b)	6,894	6,480,360
Sealed Air Corp.
4.00%, 12/01/27(a)	5,393	5,162,503
5.00%, 04/15/29(a)(b)	6,417	6,197,853
6.50%, 07/15/32(a)	5,368	5,420,338
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	7,933	8,019,866
7.25%, 02/15/31(a)(b)	5,582	5,780,384
Silgan Holdings Inc., 4.13%, 02/01/28(b)	7,627	7,274,251
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	15,153	15,020,411
8.50%, 08/15/27(a)(b)	10,329	10,310,231
		365,616,499
Pharmaceuticals — 2.7%
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	6,325	5,743,609
5.13%, 03/01/30(a)(b)	8,035	7,366,850
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	8,899	7,141,447
9.25%, 04/01/26(a)	9,785	9,466,987
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	20,607	15,918,907
5.00%, 01/30/28(a)	5,660	3,622,400
5.00%, 02/15/29(a)	5,456	3,126,288
5.25%, 01/30/30(a)	10,833	6,061,064
5.25%, 02/15/31(a)	5,971	3,216,876
5.50%, 11/01/25(a)	23,917	23,468,556
5.75%, 08/15/27(a)	6,933	5,743,124
6.13%, 02/01/27(a)	13,473	12,125,700
6.25%, 02/15/29(a)	10,567	6,577,958
9.00%, 12/15/25(a)	7,685	7,535,450
11.00%, 09/30/28(a)	23,852	21,952,040
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	14,139	15,118,550
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	8,304	5,688,240
12.25%, 04/15/29(a)	11,032	11,100,950
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	21,927	20,729,128
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	28,728	27,238,669
5.13%, 04/30/31(a)(b)	26,534	24,179,107
6.75%, 05/15/34(a)(b)	6,608	6,626,222
7.88%, 05/15/34(a)(b)	6,984	7,210,252

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	$7,278	$6,532,233
6.63%, 04/01/30(a)(b)	7,298	6,949,521
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	45,868	43,689,270
4.75%, 05/09/27	13,984	13,591,224
5.13%, 05/09/29(b)	12,857	12,424,683
6.75%, 03/01/28(b)	17,142	17,506,396
7.88%, 09/15/29	7,643	8,238,695
8.13%, 09/15/31(b)	7,766	8,676,486
		374,566,882
Pipelines — 5.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	9,907	9,674,086
5.75%, 03/01/27(a)	6,376	6,355,278
5.75%, 01/15/28(a)	6,825	6,790,875
6.63%, 02/01/32(a)(b)	8,418	8,485,260
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	7,111	7,300,350
7.25%, 07/15/32(a)	7,081	7,300,511
Buckeye Partners LP
3.95%, 12/01/26	7,694	7,397,627
4.13%, 12/01/27(b)	5,639	5,397,031
4.50%, 03/01/28(a)(b)	6,385	6,075,328
6.88%, 07/01/29(a)(b)	8,374	8,521,359
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	18,383	17,476,106
7.50%, 12/15/33(a)(b)	7,306	7,716,073
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	6,134	6,073,151
8.63%, 03/15/29(a)	14,042	14,384,484
DT Midstream Inc.
4.13%, 06/15/29(a)	15,437	14,508,079
4.38%, 06/15/31(a)	13,502	12,416,496
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	5,053	5,107,067
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(d)	10,794	11,399,220
EQM Midstream Partners LP
4.13%, 12/01/26	4,885	4,775,469
4.50%, 01/15/29(a)	10,914	10,503,961
4.75%, 01/15/31(a)	15,047	14,308,945
5.50%, 07/15/28	10,978	10,929,697
6.38%, 04/01/29(a)(b)	7,360	7,459,360
6.50%, 07/01/27(a)(b)	11,683	11,946,247
7.50%, 06/01/27(a)	6,164	6,298,067
7.50%, 06/01/30(a)	6,801	7,311,321
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28(b)	9,144	9,235,440
7.88%, 05/15/32	9,061	9,037,894
8.00%, 01/15/27	12,421	12,636,194
8.25%, 01/15/29	6,837	6,970,321
8.88%, 04/15/30(b)	6,647	6,859,081
Security	Par (000)	Value
Pipelines (continued)
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	$7,582	$7,602,468
8.25%, 01/15/32(a)	5,342	5,438,263
Harvest Midstream I LP
7.50%, 09/01/28(a)	10,775	10,882,750
7.50%, 05/15/32(a)	7,446	7,615,164
Hess Midstream Operations LP
4.25%, 02/15/30(a)(b)	10,259	9,570,159
5.13%, 06/15/28(a)	7,678	7,505,725
5.50%, 10/15/30(a)(b)	5,165	5,042,676
5.63%, 02/15/26(a)(b)	5,444	5,432,357
6.50%, 06/01/29(a)	7,998	8,106,773
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	9,042	9,217,867
8.88%, 07/15/28(a)(b)	6,777	7,151,090
ITT Holdings LLC, 6.50%, 08/01/29(a)(b)	17,174	15,874,143
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	14,596	14,478,812
6.63%, 12/15/28(a)(b)	10,837	11,064,973
New Fortress Energy Inc.
6.50%, 09/30/26(a)(b)	23,565	21,822,368
6.75%, 09/15/25(a)	12,494	12,464,420
8.75%, 03/15/29(a)(b)	11,810	9,808,943
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	12,041	12,118,544
8.38%, 02/15/32(a)	18,386	18,569,860
NuStar Logistics LP
5.63%, 04/28/27(b)	7,631	7,572,608
5.75%, 10/01/25	4,480	4,473,056
6.00%, 06/01/26	6,811	6,810,796
6.38%, 10/01/30(b)	7,884	7,940,055
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	7,827	7,326,724
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(d)	8,504	8,833,254
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(d)	6,581	6,770,204
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	9,883	9,484,715
6.00%, 03/01/27(a)	5,969	5,918,264
6.00%, 12/31/30(a)(b)	10,649	9,987,697
6.00%, 09/01/31(a)(b)	6,376	5,900,414
7.38%, 02/15/29(a)	10,770	10,795,691
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	17,330	15,008,300
6.25%, 01/15/30(a)(b)	13,566	13,835,692
3.88%, 08/15/29(a)	15,985	14,726,181
4.13%, 08/15/31(a)	16,940	15,424,820
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	20,204	20,330,275
8.13%, 06/01/28(a)	31,001	32,153,205
8.38%, 06/01/31(a)	30,479	31,660,061
9.50%, 02/01/29(a)	41,122	45,499,437
9.88%, 02/01/32(a)(b)	27,420	29,922,075
		790,791,257

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	$8,724	$7,635,943
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	6,271	4,781,638
5.75%, 01/15/29(a)(b)	8,550	6,969,532
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	9,611	9,659,055
8.88%, 09/01/31(a)(b)	5,141	5,530,660
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	8,592	7,912,788
4.38%, 02/01/31(a)(b)	8,078	7,239,665
5.38%, 08/01/28(a)	10,276	9,983,545
Kennedy-Wilson Inc.
4.75%, 03/01/29	8,121	7,471,320
4.75%, 02/01/30(b)	7,558	6,728,434
5.00%, 03/01/31(b)	8,203	7,252,939
		81,165,519
Real Estate Investment Trusts — 3.5%
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	6,104	5,737,760
8.88%, 04/12/29(b)	6,129	6,615,633
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)(b)	9,827	9,470,771
5.75%, 05/15/26(a)(b)	11,972	11,843,660
Diversified Healthcare Trust
4.38%, 03/01/31	6,692	5,418,308
4.75%, 02/15/28(b)	6,610	5,858,582
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	6,133	4,446,425
3.95%, 11/01/27(b)	5,575	4,973,597
4.65%, 04/01/29(b)	6,097	4,866,077
Iron Mountain Inc.
4.50%, 02/15/31(a)	13,649	12,698,688
4.88%, 09/15/27(a)(b)	12,379	12,159,300
4.88%, 09/15/29(a)(b)	13,391	12,867,850
5.00%, 07/15/28(a)	5,815	5,663,316
5.25%, 03/15/28(a)	10,254	10,067,890
5.25%, 07/15/30(a)(b)	17,741	17,167,256
5.63%, 07/15/32(a)(b)	8,257	8,026,622
7.00%, 02/15/29(a)(b)	12,848	13,207,798
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)(b)	10,190	9,604,075
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	8,620	8,350,625
4.75%, 06/15/29(a)(b)	9,754	9,302,877
7.00%, 07/15/31(a)(b)	6,783	7,050,505
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	17,003	12,050,876
4.63%, 08/01/29(b)	12,020	9,315,500
5.00%, 10/15/27(b)	17,809	15,710,922
5.25%, 08/01/26(b)	7,390	7,019,576
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	9,653	9,181,958
5.88%, 10/01/28(a)	9,385	9,270,425
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.00%, 02/01/30(a)	$7,400	$7,565,884
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	7,876	7,528,345
4.75%, 10/15/27(b)	8,595	8,413,884
6.50%, 04/01/32(a)(b)	13,779	13,937,734
7.25%, 07/15/28(a)	4,873	5,042,946
Rithm Capital Corp., 8.00%, 04/01/29(a)	2,063	2,058,042
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	6,682	6,454,678
4.00%, 09/15/29(a)(b)	7,327	6,601,261
SBA Communications Corp.
3.13%, 02/01/29(b)	22,167	20,171,970
3.88%, 02/15/27	18,445	17,854,944
Service Properties Trust
3.95%, 01/15/28(b)	5,539	4,749,693
4.38%, 02/15/30(b)	5,518	4,153,996
4.75%, 10/01/26	6,114	5,757,393
4.95%, 02/15/27(b)	5,455	5,076,928
4.95%, 10/01/29(b)	6,079	4,848,002
5.50%, 12/15/27(b)	6,783	6,392,412
8.38%, 06/15/29	9,363	9,127,146
8.63%, 11/15/31(a)(b)	13,271	13,946,900
8.88%, 06/15/32(b)	7,067	6,549,342
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	5,307	5,087,472
4.38%, 01/15/27(a)(b)	6,616	6,374,358
6.00%, 04/15/30(a)	4,900	4,792,812
7.25%, 04/01/29(a)(b)	9,168	9,421,954
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	9,885	8,283,630
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	7,524	6,893,865
6.50%, 02/15/29(a)(b)	14,865	12,792,819
10.50%, 02/15/28(a)(b)	38,905	41,432,942
XHR LP, 6.38%, 08/15/25(a)	630	630,274
		499,888,498
Retail — 4.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	8,604	7,950,526
3.88%, 01/15/28(a)	19,567	18,637,274
4.00%, 10/15/30(a)	38,596	34,900,433
4.38%, 01/15/28(a)(b)	8,445	8,113,546
5.63%, 09/15/29(a)	5,040	5,027,400
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	6,405	5,695,646
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	5,990	5,772,204
4.63%, 11/15/29(a)(b)	10,852	10,158,232
4.75%, 03/01/30(b)	5,659	5,320,269
5.00%, 02/15/32(a)(b)	8,207	7,575,851
Bath & Body Works Inc.
5.25%, 02/01/28(b)	5,661	5,584,010
6.63%, 10/01/30(a)(b)	13,458	13,483,444
7.50%, 06/15/29(b)	8,157	8,411,906
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(c)	5,307	5,169,966
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)(b)	7,633	7,761,807
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(c)	14,103	14,911,038
13.00%, 06/01/30, (13.00% PIK)(a)(c)	21,177	23,065,624

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
14.00%, 06/01/31, (14.00% PIK)(a)(b)(c)	$23,495	$27,958,955
eG Global Finance PLC, 12.00%, 11/30/28(a)	15,265	16,942,878
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	7,851	7,790,233
5.88%, 04/01/29(a)(b)	11,580	10,783,875
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	12,958	12,099,533
6.75%, 01/15/30(a)(b)	16,565	15,053,444
FirstCash Inc.
4.63%, 09/01/28(a)	6,056	5,732,004
5.63%, 01/01/30(a)(b)	8,425	8,162,140
6.88%, 03/01/32(a)	7,010	7,063,159
Gap Inc. (The)
3.63%, 10/01/29(a)	10,578	9,493,755
3.88%, 10/01/31(a)(b)	10,411	8,924,309
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)(b)	7,618	7,132,267
8.75%, 01/15/32(a)	7,139	6,511,041
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	10,073	9,425,105
6.38%, 01/15/30(a)(b)	6,403	6,435,015
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	8,562	8,458,849
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	11,493	10,592,638
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	12,491	11,803,995
8.25%, 08/01/31(a)	11,314	11,832,634
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	10,849	9,970,231
4.38%, 01/15/31(a)(b)	7,447	6,800,042
4.63%, 12/15/27(a)	4,992	4,843,004
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(b)	2,691	2,627,139
5.88%, 03/15/30(a)(b)	6,459	6,229,726
6.13%, 03/15/32(a)(b)	6,308	6,013,949
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	10,805	7,763,590
7.88%, 05/01/29(a)(b)	18,457	9,799,897
Murphy Oil USA Inc.
3.75%, 02/15/31(a)	6,465	5,738,140
4.75%, 09/15/29(b)	7,729	7,388,988
NMG Holding Co. Inc./Neiman Marcus Group LLC, 8.50%, 04/01/26(a)	18,372	18,656,766
Nordstrom Inc.
4.25%, 08/01/31(b)	5,725	5,050,595
4.38%, 04/01/30(b)	6,787	6,160,139
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	16,104	15,312,028
7.75%, 02/15/29(a)(b)	15,098	14,643,345
QVC Inc., 6.88%, 04/15/29(a)(b)	8,776	7,537,268
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	8,888	8,160,251
4.88%, 11/15/31(a)(b)	6,756	6,073,106
Staples Inc.
10.75%, 09/01/29(a)	31,636	30,607,830
12.75%, 01/15/30(a)(b)	11,043	8,750,738
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	8,286	7,597,917
Security	Par (000)	Value
Retail (continued)
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	$6,417	$5,136,792
3.45%, 06/01/26	19,404	18,647,244
8.13%, 08/15/29(b)	10,865	10,767,215
Yum! Brands Inc.
3.63%, 03/15/31(b)	13,837	12,526,928
4.63%, 01/31/32(b)	15,247	14,245,272
4.75%, 01/15/30(a)(b)	11,140	10,766,245
5.38%, 04/01/32(b)	13,536	13,170,624
		670,720,014
Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29(a)(b)	4,387	4,015,379
4.38%, 04/15/28(a)	3,921	3,741,737
4.75%, 04/15/29(a)	21,468	20,783,278
5.95%, 06/15/30(a)(b)	13,864	13,831,583
		42,371,977
Software — 2.8%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	31,438	29,708,910
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	10,563	10,595,534
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	11,108	11,353,138
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	11,741	11,101,497
4.88%, 07/01/29(a)(b)	13,083	12,360,557
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	54,642	53,311,467
8.25%, 06/30/32(a)(b)	24,467	25,132,258
9.00%, 09/30/29(a)(b)	51,508	51,508,000
Fair Isaac Corp.
4.00%, 06/15/28(a)	11,900	11,303,810
5.25%, 05/15/26(a)(b)	4,221	4,227,332
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 8.75%, 05/01/29(a)	9,470	9,612,050
Open Text Corp.
3.88%, 02/15/28(a)	12,688	11,926,720
3.88%, 12/01/29(a)	10,717	9,767,110
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	11,837	10,856,748
4.13%, 12/01/31(a)(b)	8,222	7,362,972
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	13,606	12,313,430
Rocket Software Inc.
6.50%, 02/15/29(a)	8,346	7,733,134
9.00%, 11/28/28(a)	11,844	12,345,505
SS&C Technologies Inc.
5.50%, 09/30/27(a)	23,538	23,486,511
6.50%, 06/01/32(a)(b)	10,431	10,618,758
Twilio Inc.
3.63%, 03/15/29	6,705	6,170,695
3.88%, 03/15/31(b)	7,183	6,482,657
UKG Inc., 6.88%, 02/01/31(a)(b)	33,082	33,878,036
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	15,209	14,448,550
		397,605,379

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 5.3%
Altice Financing SA
5.00%, 01/15/28(a)	$16,207	$13,693,092
5.75%, 08/15/29(a)	27,075	22,113,777
Altice France Holding SA
6.00%, 02/15/28(a)(b)	13,667	3,707,174
10.50%, 05/15/27(a)	20,195	6,134,231
Altice France SA
5.13%, 01/15/29(a)	6,662	4,967,354
5.13%, 07/15/29(a)	34,230	25,586,925
5.50%, 01/15/28(a)	15,247	11,809,716
5.50%, 10/15/29(a)	27,579	20,626,334
8.13%, 02/01/27(a)	23,739	19,576,366
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)(d)	6,304	6,088,053
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(d)	6,447	5,926,875
CommScope LLC
4.75%, 09/01/29(a)	16,670	13,940,287
6.00%, 03/01/26(a)	18,754	18,342,974
7.13%, 07/01/28(a)(b)	9,164	8,044,274
8.25%, 03/01/27(a)(b)	12,068	11,388,029
CommScope Technologies LLC, 5.00%, 03/15/27(a)(b)	9,903	8,764,155
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	27,002	25,636,711
Consolidated Communications Inc.
5.00%, 10/01/28(a)(b)	5,607	5,187,596
6.50%, 10/01/28(a)	11,397	10,826,846
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	18,724	18,424,041
5.88%, 10/15/27(a)	18,186	18,161,813
5.88%, 11/01/29(b)	9,912	9,701,490
6.00%, 01/15/30(a)	13,412	13,113,902
6.75%, 05/01/29(a)	13,955	13,885,225
8.63%, 03/15/31(a)	8,868	9,506,813
8.75%, 05/15/30(a)(b)	17,205	18,208,984
Hughes Satellite Systems Corp.
5.25%, 08/01/26	9,463	8,637,571
6.63%, 08/01/26(b)	11,644	10,072,060
Iliad Holding SASU
6.50%, 10/15/26(a)	10,583	10,662,372
7.00%, 10/15/28(a)	12,713	12,887,804
8.50%, 04/15/31(a)(b)	13,651	14,508,010
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	41,554	39,060,760
Level 3 Financing Inc.
3.75%, 07/15/29(a)(b)	4,825	3,526,882
3.88%, 10/15/30(a)	6,013	4,571,571
4.00%, 04/15/31(a)(b)	6,266	4,747,811
4.25%, 07/01/28(a)(b)	4,000	3,325,000
4.50%, 04/01/30(a)(b)	9,919	7,908,915
4.88%, 06/15/29(a)(b)	8,625	7,374,375
10.50%, 04/15/29(a)(b)	9,465	10,534,829
10.50%, 05/15/30(a)(b)	12,332	13,452,516
10.75%, 12/15/30(a)(b)	10,009	11,210,080
11.00%, 11/15/29(a)(b)	22,352	25,170,224
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	5,784	4,920,610
5.13%, 12/15/26(a)	300	276,653
10.00%, 10/15/32(a)(b)	7,297	7,279,527
Security	Par (000)	Value
Telecommunications (continued)
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)(b)	$6,104	$6,151,184
Series 2034, 6.00%, 09/30/34(a)(b)	6,322	6,150,121
Series 2036, 7.20%, 07/18/36(a)	6,746	6,939,442
Series 2038, 7.72%, 06/04/38(a)	6,792	7,202,463
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(d)	10,537	10,347,334
Viasat Inc.
6.50%, 07/15/28(a)(b)	5,403	4,082,291
7.50%, 05/30/31(a)(b)	10,218	6,699,432
ViaSat Inc.
5.63%, 09/15/25(a)(b)	558	551,321
5.63%, 04/15/27(a)(b)	7,225	6,747,982
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	17,593	15,138,776
4.75%, 07/15/31(a)	18,423	15,952,476
7.75%, 04/15/32(a)	11,207	11,221,009
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(d)	8,029	7,691,541
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(d)	13,241	11,893,685
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	26,440	27,685,324
Windstream Services LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28(a)(b)	22,747	22,875,900
8.25%, 10/01/31(a)	4,259	4,312,919
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)(b)	20,416	18,170,240
6.13%, 03/01/28(a)(b)	15,290	13,112,253
		746,416,300
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	18,111	16,345,178
XPO Inc.
7.13%, 06/01/31(a)(b)	6,129	6,339,429
7.13%, 02/01/32(a)(b)	7,864	8,164,388
		30,848,995
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(b)	6,250	6,095,000
7.00%, 05/01/31(a)	8,699	8,946,829
7.00%, 06/15/32(a)	10,842	11,097,871
7.88%, 12/01/30(a)	6,780	7,130,391
5.50%, 05/01/28(a)	13,316	13,049,680
		46,319,771
Total Corporate Bonds & Notes — 98.1% (Cost: $14,612,247,618)		13,878,523,299

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	18,325	$29,137
Total Common Stocks — 0.0% (Cost $0)		29,137
Total Long-Term Investments — 98.1% (Cost: $14,612,247,618)		13,878,552,436
Short-Term Securities
Money Market Funds — 19.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(k)(l)(m)	2,617,735,405	2,619,567,820
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(k)(l)	76,240,000	76,240,000
Total Short-Term Securities — 19.1% (Cost: $2,693,774,555)		2,695,807,820
Total Investments — 117.2% (Cost: $17,306,022,173)		16,574,360,256
Liabilities in Excess of Other Assets — (17.2)%		(2,432,871,777)
Net Assets — 100.0%		$14,141,488,479

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Zero-coupon bond.
(f)	Rounds to less than 1,000.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Perpetual security with no stated maturity date.
(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$13,878,523,299	$—	$13,878,523,299
Common Stocks	—	29,137	—	29,137
Short-Term Securities
Money Market Funds	2,695,807,820	—	—	2,695,807,820
	$2,695,807,820	$13,878,552,436	$—	$16,574,360,256

Schedule of Investments (unaudited)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31(a)	$2,752	$2,377,250
Aerospace & Defense — 2.5%
Boeing Co. (The)
2.95%, 02/01/30(a)	6,286	5,558,328
3.20%, 03/01/29(a)	3,806	3,478,356
3.25%, 02/01/28	2,958	2,775,556
3.25%, 02/01/35(a)	7,999	6,385,378
3.60%, 05/01/34	7,966	6,725,874
3.63%, 02/01/31	10,590	9,554,211
3.75%, 02/01/50(a)	9,928	6,907,482
3.90%, 05/01/49(a)	5,950	4,194,535
3.95%, 08/01/59	6,332	4,222,882
5.15%, 05/01/30	34,306	33,832,402
5.71%, 05/01/40	23,348	22,417,269
5.81%, 05/01/50(a)	43,300	40,849,172
5.93%, 05/01/60	27,858	26,034,095
6.30%, 05/01/29(b)	12,196	12,629,819
6.39%, 05/01/31(a)(b)	7,081	7,414,004
6.53%, 05/01/34(a)(b)	17,800	18,760,068
6.86%, 05/01/54(b)	19,141	20,534,382
7.01%, 05/01/64(b)	9,614	10,333,055
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	10,929	10,260,306
General Dynamics Corp.
3.63%, 04/01/30	10,901	10,381,944
3.75%, 05/15/28	9,180	8,954,475
4.25%, 04/01/40	7,075	6,338,449
4.25%, 04/01/50	4,719	4,066,843
General Electric Co.
5.88%, 01/14/38	10,871	11,438,104
6.75%, 03/15/32(a)	12,092	13,443,285
L3Harris Technologies Inc.
4.40%, 06/15/28(a)	8,158	8,058,137
4.40%, 06/15/28	4,319	4,266,131
5.05%, 06/01/29(a)	8,561	8,625,587
5.25%, 06/01/31(a)	6,532	6,619,261
5.35%, 06/01/34	6,938	7,010,242
5.40%, 07/31/33	11,190	11,335,947
Lockheed Martin Corp.
2.80%, 06/15/50(a)	9,752	6,407,843
3.80%, 03/01/45	14,502	11,697,779
3.90%, 06/15/32(a)	5,439	5,132,945
4.07%, 12/15/42	17,018	14,583,604
4.09%, 09/15/52	15,119	12,476,702
4.15%, 06/15/53	9,239	7,692,517
4.70%, 05/15/46(a)	13,570	12,501,658
4.75%, 02/15/34(a)	8,207	8,091,103
5.10%, 11/15/27(a)	3,905	3,974,863
5.20%, 02/15/64	2,876	2,806,102
5.25%, 01/15/33(a)	8,184	8,403,158
5.70%, 11/15/54(a)	9,996	10,553,655
5.90%, 11/15/63(a)	2,791	3,030,287
Northrop Grumman Corp.
3.25%, 01/15/28	9,927	9,498,368
4.03%, 10/15/47	22,172	18,041,820
4.40%, 05/01/30	5,471	5,372,791
4.70%, 03/15/33(a)	11,943	11,707,310
4.75%, 06/01/43	7,753	7,124,321
4.90%, 06/01/34(a)	7,642	7,549,992
Security	Par (000)	Value
Aerospace & Defense (continued)
4.95%, 03/15/53(a)	$8,751	$8,185,857
5.20%, 06/01/54(a)	10,204	9,906,921
5.25%, 05/01/50(a)	9,632	9,394,048
RTX Corp.
1.90%, 09/01/31	8,390	6,941,544
2.25%, 07/01/30(a)	8,264	7,201,823
2.38%, 03/15/32	7,212	6,062,442
2.82%, 09/01/51	9,703	6,137,410
3.03%, 03/15/52(a)	9,661	6,382,068
3.13%, 07/01/50	9,914	6,720,801
3.75%, 11/01/46	11,092	8,626,303
4.13%, 11/16/28	23,862	23,307,185
4.15%, 05/15/45(a)	7,860	6,526,478
4.35%, 04/15/47	8,445	7,161,458
4.45%, 11/16/38	8,317	7,568,636
4.50%, 06/01/42	28,509	25,311,773
4.63%, 11/16/48	16,202	14,278,048
5.15%, 02/27/33(a)	10,225	10,301,886
5.38%, 02/27/53(a)	9,848	9,660,306
6.00%, 03/15/31	8,767	9,260,237
6.10%, 03/15/34	12,632	13,548,090
6.40%, 03/15/54(a)	13,084	14,732,236
		737,267,947
Agriculture — 1.7%
Altria Group Inc.
2.45%, 02/04/32	10,168	8,450,710
3.40%, 05/06/30	8,010	7,391,037
3.40%, 02/04/41	13,200	9,840,839
3.70%, 02/04/51	11,546	8,088,726
3.88%, 09/16/46	13,564	10,095,914
4.00%, 02/04/61(a)	5,371	3,908,342
4.25%, 08/09/42	7,899	6,462,605
4.80%, 02/14/29	11,953	11,863,728
5.38%, 01/31/44(a)	14,625	14,118,611
5.80%, 02/14/39(a)	13,670	13,872,447
5.95%, 02/14/49(a)	20,724	20,885,917
Archer-Daniels-Midland Co.
2.70%, 09/15/51	2,040	1,286,031
2.90%, 03/01/32	6,835	5,999,587
3.25%, 03/27/30	9,878	9,174,365
BAT Capital Corp.
2.26%, 03/25/28(a)	7,629	6,992,474
2.73%, 03/25/31(a)	10,140	8,827,346
4.39%, 08/15/37	16,610	14,480,902
4.54%, 08/15/47	18,877	15,088,186
4.74%, 03/16/32(a)	5,979	5,799,751
4.76%, 09/06/49(a)	9,552	7,861,358
4.91%, 04/02/30	6,254	6,185,996
5.83%, 02/20/31	8,041	8,286,575
6.00%, 02/20/34	6,967	7,196,781
6.34%, 08/02/30	8,927	9,418,822
6.42%, 08/02/33	10,732	11,417,500
7.08%, 08/02/43(a)	8,603	9,414,085
7.08%, 08/02/53(a)	9,072	10,037,507
BAT International Finance PLC
4.45%, 03/16/28(a)	5,397	5,326,869
5.93%, 02/02/29(a)	6,197	6,422,818
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	10,682	9,360,086
4.20%, 09/17/29(a)	7,016	6,830,029
4.65%, 09/17/34(a)	3,315	3,178,440

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Philip Morris International Inc.
1.75%, 11/01/30	$11,673	$9,776,624
2.10%, 05/01/30	10,969	9,528,619
3.38%, 08/15/29(a)	11,657	10,971,652
3.88%, 08/21/42	4,209	3,406,272
4.13%, 03/04/43	6,613	5,523,610
4.25%, 11/10/44	7,351	6,182,694
4.38%, 11/15/41	3,556	3,093,683
4.63%, 11/01/29	5,075	5,039,834
4.75%, 11/01/31	5,075	4,998,561
4.88%, 02/15/28	6,404	6,438,550
4.88%, 02/13/29(a)	9,643	9,661,543
4.88%, 11/15/43	4,732	4,370,456
4.90%, 11/01/34	5,075	4,925,152
5.13%, 02/15/30	18,000	18,221,236
5.13%, 02/13/31	12,487	12,592,695
5.25%, 02/13/34(a)	15,718	15,757,605
5.38%, 02/15/33	19,977	20,256,824
5.63%, 11/17/29	12,633	13,089,027
5.63%, 09/07/33(a)	10,806	11,122,949
5.75%, 11/17/32	14,828	15,437,978
6.38%, 05/16/38(a)	7,659	8,413,405
Reynolds American Inc.
5.70%, 08/15/35(a)	3,255	3,278,489
5.85%, 08/15/45	19,916	19,237,058
		504,888,900
Apparel — 0.2%
NIKE Inc.
2.85%, 03/27/30	16,034	14,669,325
3.25%, 03/27/40(a)	8,316	6,602,092
3.38%, 03/27/50(a)	11,565	8,511,218
3.88%, 11/01/45	10,020	8,126,713
Tapestry Inc.
7.35%, 11/27/28(a)	2,376	2,425,900
7.70%, 11/27/30(a)	8,408	8,623,838
7.85%, 11/27/33(a)	8,347	8,537,993
		57,497,079
Auto Manufacturers — 2.3%
American Honda Finance Corp.
2.00%, 03/24/28(a)	4,591	4,213,851
4.40%, 09/05/29(a)	7,633	7,499,156
4.90%, 03/13/29(a)	5,731	5,759,687
4.90%, 01/10/34(a)	6,244	6,145,267
5.05%, 07/10/31	7,643	7,663,682
5.13%, 07/07/28(a)	5,035	5,107,260
5.65%, 11/15/28(a)	5,296	5,476,308
Cummins Inc.
1.50%, 09/01/30(a)	10,788	9,069,271
5.15%, 02/20/34(a)	6,522	6,632,615
5.45%, 02/20/54(a)	4,968	5,017,539
Ford Motor Co.
3.25%, 02/12/32	23,169	19,382,602
4.75%, 01/15/43(a)	16,442	13,290,902
5.29%, 12/08/46(a)	7,068	6,153,524
6.10%, 08/19/32(a)	15,423	15,482,099
7.45%, 07/16/31(a)	8,461	9,112,149
Ford Motor Credit Co. LLC
2.90%, 02/16/28	2,883	2,649,651
2.90%, 02/10/29(a)	7,508	6,705,037
3.63%, 06/17/31(a)	8,914	7,752,810
Security	Par (000)	Value
Auto Manufacturers (continued)
4.00%, 11/13/30	$14,641	$13,221,324
5.11%, 05/03/29(a)	15,047	14,638,746
5.30%, 09/06/29	9,012	8,822,221
5.80%, 03/08/29	14,987	14,992,752
6.05%, 03/05/31(a)	8,357	8,389,035
6.05%, 11/05/31	3,000	3,000,000
6.13%, 03/08/34	14,098	13,938,229
6.80%, 05/12/28	13,785	14,283,109
6.80%, 11/07/28	13,467	14,000,744
7.12%, 11/07/33	11,588	12,227,090
7.20%, 06/10/30(a)	7,060	7,450,717
7.35%, 11/04/27(a)	928	974,855
7.35%, 03/06/30(a)	10,190	10,806,685
General Motors Co.
5.00%, 10/01/28(a)	8,280	8,268,628
5.00%, 04/01/35	5,520	5,236,178
5.15%, 04/01/38(a)	8,142	7,613,592
5.20%, 04/01/45	10,179	9,063,922
5.40%, 10/15/29(a)	10,578	10,670,766
5.40%, 04/01/48(a)	6,645	6,054,969
5.60%, 10/15/32(a)	8,681	8,810,531
5.95%, 04/01/49	7,342	7,174,539
6.25%, 10/02/43	12,449	12,534,022
6.60%, 04/01/36	6,583	6,953,997
6.75%, 04/01/46(a)	5,893	6,273,325
General Motors Financial Co. Inc.
2.35%, 01/08/31	7,996	6,725,978
2.40%, 04/10/28	12,074	11,064,021
2.40%, 10/15/28(a)	9,940	8,991,333
2.70%, 06/10/31(a)	9,116	7,753,111
3.10%, 01/12/32	9,676	8,316,702
3.60%, 06/21/30	11,228	10,293,167
4.30%, 04/06/29	12,385	11,950,066
4.90%, 10/06/29(a)	8,116	7,998,911
5.45%, 09/06/34(a)	7,516	7,392,956
5.55%, 07/15/29(a)	10,846	10,979,267
5.60%, 06/18/31	7,330	7,383,843
5.75%, 02/08/31(a)	5,657	5,752,555
5.80%, 06/23/28(a)	14,713	15,056,119
5.80%, 01/07/29(a)	14,958	15,294,226
5.85%, 04/06/30(a)	9,943	10,179,414
5.95%, 04/04/34(a)	11,338	11,534,042
6.10%, 01/07/34(a)	11,629	11,951,010
6.40%, 01/09/33	8,189	8,589,277
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	8,304	7,359,129
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	15,225	18,020,506
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	3,704	3,392,130
2.15%, 02/13/30(a)	17,181	15,128,982
3.38%, 04/01/30	10,290	9,610,447
4.45%, 06/29/29	4,805	4,762,554
4.55%, 08/09/29(a)	7,283	7,232,567
4.60%, 10/10/31	6,617	6,484,012
4.65%, 01/05/29(a)	4,899	4,903,054
4.80%, 01/05/34	6,899	6,794,455
5.05%, 05/16/29(a)	6,558	6,648,210
5.10%, 03/21/31(a)	9,944	10,073,003
5.25%, 09/11/28(a)	5,837	5,960,207
5.55%, 11/20/30(a)	10,836	11,245,709
		663,334,349

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51	$11,241	$6,804,165
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	9,773	8,499,871
4.15%, 05/01/52(a)	9,223	6,830,869
		22,134,905
Banks — 21.9%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	10,268	10,418,510
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	4,363	4,483,778
Banco Santander SA
2.75%, 12/03/30	17,015	14,565,558
2.96%, 03/25/31(a)	9,160	8,062,601
3.31%, 06/27/29(a)	10,111	9,445,861
3.49%, 05/28/30	10,089	9,259,345
3.80%, 02/23/28	5,725	5,516,645
4.38%, 04/12/28	10,859	10,634,230
5.44%, 07/15/31(a)	14,649	14,849,347
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)(c)	4,018	4,071,624
5.59%, 08/08/28(a)	15,737	16,089,822
6.35%, 03/14/34(a)	6,468	6,693,248
6.61%, 11/07/28(a)	10,193	10,822,361
6.92%, 08/08/33(a)	11,626	12,495,984
6.94%, 11/07/33	8,081	9,002,093
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	19,204	16,230,408
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	19,872	16,637,669
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	16,579	15,031,445
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	31,104	26,138,337
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	26,592	23,501,496
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	29,131	24,772,947
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	22,522	19,889,466
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	43,064	30,759,129
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	43,564	37,748,437
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	8,506	5,529,273
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	13,338	12,105,347
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)(c)	36,517	31,672,994
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(c)	16,362	10,967,933
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	15,527	14,345,940
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	27,717	21,393,863
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	36,970	35,454,374
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(c)	10,035	8,122,335
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	13,231	12,833,252
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)(c)	18,391	17,690,993
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	13,561	11,791,235
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	43,727	35,794,218
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	16,903	15,263,073
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	17,697	17,318,304
Security	Par (000)	Value
Banks (continued)
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	$21,805	$18,699,595
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)(c)	16,643	14,500,089
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)(c)	28,420	27,383,130
5.00%, 01/21/44	17,886	17,212,828
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	40,159	39,822,849
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	21,102	21,290,031
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)(c)	41,354	41,501,886
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	39,070	39,663,606
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	17,260	17,791,416
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)(c)	31,328	32,609,967
5.88%, 02/07/42	14,092	14,968,439
6.11%, 01/29/37	16,293	17,257,619
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	3,659	3,805,110
7.75%, 05/14/38(a)	14,246	17,166,259
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)(c)	11,888	10,311,235
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(c)	8,165	6,058,707
Bank of America NA, 6.00%, 10/15/36	11,516	12,196,451
Bank of Montreal
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(c)	10,371	10,241,761
5.20%, 02/01/28	2,959	3,006,066
5.51%, 06/04/31(a)	2,571	2,627,936
5.72%, 09/25/28	8,308	8,593,336
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29	5,707	5,327,219
3.40%, 01/29/28	296	285,973
3.85%, 04/28/28(a)	1,980	1,935,760
Bank of Nova Scotia (The)
2.45%, 02/02/32	3,182	2,684,949
4.85%, 02/01/30	14,173	14,141,271
5.25%, 06/12/28(a)	6,162	6,259,328
5.65%, 02/01/34	3,435	3,554,824
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(c)	12,458	10,877,333
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	10,524	9,040,772
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	10,325	8,822,947
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	3,752	2,790,286
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	15,127	14,917,995
4.95%, 01/10/47(a)	10,110	9,303,787
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(a)(c)	18,750	18,645,724
5.25%, 08/17/45(a)	8,125	7,856,154
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)(c)	19,007	18,606,203
5.69%, 03/12/30, (1-day SOFR +1.740%)(c)	19,975	20,323,450
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(c)	7,147	7,278,184
6.04%, 03/12/55, (1-day SOFR + 2.420%)(c)	3,472	3,627,341
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	15,827	16,536,648
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	13,927	14,565,377
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)(c)	9,161	9,882,355
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	14,379	15,300,241
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	14,459	16,188,672

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	$3,290	$3,007,311
4.63%, 09/11/30, (1-day SOFR + 1.335%)(c)	12,742	12,541,269
5.00%, 04/28/28(a)	8,704	8,762,729
5.26%, 04/08/29(a)	10,728	10,904,580
6.09%, 10/03/33	8,269	8,793,011
Citibank NA
4.84%, 08/06/29	12,186	12,215,872
5.57%, 04/30/34	16,147	16,610,722
5.80%, 09/29/28(a)	20,898	21,685,376
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	16,774	14,138,957
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	24,003	20,532,826
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	31,828	27,885,628
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	20,656	18,338,225
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(c)	14,705	10,583,422
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	21,875	19,877,996
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	25,070	21,784,782
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	26,742	24,334,605
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	5,467	4,630,529
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	22,271	21,347,651
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(c)	15,237	14,822,732
4.13%, 07/25/28(a)	16,274	15,841,356
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	7,453	6,263,985
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	33,643	32,544,563
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)(c)	28,317	27,717,943
4.65%, 07/30/45	7,212	6,458,653
4.65%, 07/23/48(a)	20,070	17,991,360
4.75%, 05/18/46	14,438	12,871,851
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)(c)	21,344	20,874,161
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	22,732	22,864,500
5.30%, 05/06/44(a)	6,952	6,716,571
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	10,171	10,004,867
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)(c)	20,857	21,004,816
5.88%, 01/30/42(a)	8,826	9,271,031
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	23,653	25,172,081
6.63%, 06/15/32(a)	11,148	12,017,760
6.68%, 09/13/43(a)	6,767	7,607,145
8.13%, 07/15/39	13,561	17,090,557
Citizens Financial Group Inc.
3.25%, 04/30/30	2,251	2,042,506
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	8,059	8,134,792
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	11,139	11,354,197
6.65%, 04/25/35, (1-day SOFR +2.325%)(a)(c)	3,085	3,301,249
Cooperatieve Rabobank UA
5.25%, 05/24/41	13,147	13,235,736
5.25%, 08/04/45(a)	8,055	7,915,614
5.75%, 12/01/43	8,988	9,203,025
Cooperatieve Rabobank UA/New York, 4.49%, 10/17/29	5,550	5,475,748
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)(c)	$1,405	$1,214,614
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	5,507	4,999,007
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	14,559	14,330,642
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(c)	17,234	16,707,293
5.41%, 05/10/29(a)	5,356	5,433,284
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)(c)	6,886	7,169,320
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)(c)	8,446	8,894,564
Discover Bank, 4.65%, 09/13/28	4,069	3,998,001
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	10,921	10,745,465
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)(c)	3,466	3,426,051
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	1,715	1,743,578
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	11,687	12,191,895
8.25%, 03/01/38	2,827	3,417,171
Goldman Sachs Capital I, 6.35%, 02/15/34	9,609	10,059,561
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	24,325	20,274,941
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	28,299	23,881,453
2.60%, 02/07/30(a)	15,841	14,181,670
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	32,402	27,885,971
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	28,911	24,682,072
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	12,946	9,351,736
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(c)	37,122	32,382,916
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	22,097	16,711,943
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	16,344	12,655,831
3.80%, 03/15/30(a)	20,856	19,805,289
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	14,357	13,845,894
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	19,645	17,046,797
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	22,589	22,052,986
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	14,999	13,485,064
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	13,596	13,398,056
4.75%, 10/21/45(a)	14,497	13,386,241
4.80%, 07/08/44	14,519	13,576,819
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	21,950	21,438,126
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)(c)	17,550	17,584,512
5.15%, 05/22/45(a)	15,890	15,153,527
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	24,438	24,398,059
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	16,026	16,462,205
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	24,091	24,969,946
6.13%, 02/15/33(a)	9,844	10,664,931
6.25%, 02/01/41	21,671	23,504,971
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)(c)	15,404	16,243,658
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	6,352	6,937,914
6.75%, 10/01/37	42,681	46,820,686
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)(c)	22,913	20,641,256

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	$20,069	$17,222,291
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	28,695	24,749,621
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	18,556	16,463,755
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)(c)	9,411	8,066,487
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	32,195	30,665,296
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(c)	29,052	28,558,142
4.95%, 03/31/30(a)	25,988	25,966,900
5.25%, 03/14/44(a)	7,517	7,135,237
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	16,265	16,343,236
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	16,617	16,880,629
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	9,175	9,410,776
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	15,267	15,644,109
6.10%, 01/14/42(a)	3,839	4,208,752
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)(c)	20,071	20,760,055
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)(c)	15,070	15,957,924
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(c)	18,599	20,128,533
6.50%, 05/02/36	10,302	11,113,614
6.50%, 09/15/37(a)	17,669	18,801,906
6.80%, 06/01/38(a)	2,802	3,075,544
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	21,988	23,423,399
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30(a)	3,970	3,502,686
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	4,541	4,587,850
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	7,030	7,292,916
Huntington National Bank (The), 5.65%, 01/10/30(a)	4,298	4,389,284
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)(c)	3,737	3,246,224
4.05%, 04/09/29	13,415	12,978,464
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	2,726	2,561,832
4.55%, 10/02/28(a)	16,764	16,555,437
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)(c)	18,016	18,237,186
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	9,064	9,143,480
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)(c)	5,182	5,447,811
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	6,155	5,132,995
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	19,424	16,247,121
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	10,588	9,621,683
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	15,867	14,024,917
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(a)(c)	14,595	10,208,461
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	26,049	22,219,292
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	22,534	19,524,967
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	27,354	24,744,576
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	34,389	30,002,865
Security	Par (000)	Value
Banks (continued)
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	$14,099	$10,822,222
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)(c)	21,462	14,934,401
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	19,447	14,779,195
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)(c)	28,781	20,821,957
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)(c)	10,946	10,520,907
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)(c)	14,710	13,985,588
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)(c)	18,826	16,343,709
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	16,294	13,150,860
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	29,327	23,924,107
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	12,015	11,687,493
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	13,666	11,267,909
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	14,448	14,123,788
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	17,877	15,326,496
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)(c)	15,217	14,971,535
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)(c)	24,129	23,540,178
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	11,521	11,350,546
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	20,462	19,854,968
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	21,198	20,897,862
4.85%, 02/01/44	9,597	9,115,489
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	30,885	30,517,607
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	9,660	9,459,578
4.95%, 06/01/45	16,197	15,275,376
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	18,909	18,955,096
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	16,446	16,496,838
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)(c)	29,459	29,605,155
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	12,265	12,443,203
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	25,104	25,330,333
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	35,817	36,224,440
5.40%, 01/06/42	11,596	11,741,638
5.50%, 10/15/40(a)	11,814	12,104,389
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	18,122	18,610,874
5.60%, 07/15/41(a)	15,060	15,580,713
5.63%, 08/16/43(a)	12,046	12,459,301
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	25,495	26,542,855
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	12,623	13,161,756
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	25,135	27,011,504
6.40%, 05/15/38	19,509	21,813,267
KeyBank NA, 5.00%, 01/26/33(a)	4,613	4,450,175
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	3,153	3,010,118
KeyCorp
2.55%, 10/01/29(a)	4,520	4,020,043
4.10%, 04/30/28(a)	8,591	8,335,086
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(a)(c)	2,189	2,086,213
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)(c)	5,757	6,073,217

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(c)	$18,103	$17,415,387
4.34%, 01/09/48(a)	5,897	4,787,474
4.38%, 03/22/28(a)	14,038	13,787,853
4.55%, 08/16/28(a)	13,895	13,726,443
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(c)	16,533	16,100,975
5.30%, 12/01/45(a)	3,002	2,827,974
5.68%, 01/05/35, (1-year CMT + 1.750%)(c)	19,859	20,104,829
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)(c)	14,542	14,888,636
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)(c)	13,558	13,910,292
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	1,969	1,901,230
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	2,910	3,006,672
7.41%, 10/30/29, (1-day SOFR + 2.800%)(c)	9,097	9,791,257
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	1,883	1,865,142
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	18,389	15,815,768
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	18,642	15,811,654
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	2,967	2,528,418
2.56%, 02/25/30(a)	16,520	14,746,659
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	4,306	3,739,206
3.20%, 07/18/29	19,479	18,160,792
3.74%, 03/07/29(a)	16,037	15,476,164
3.75%, 07/18/39	5,078	4,366,608
3.96%, 03/02/28(a)	7,268	7,127,023
4.05%, 09/11/28(a)	11,511	11,291,255
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	7,218	7,245,974
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	11,134	11,299,343
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	4,076	4,180,899
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)(c)	11,666	11,888,884
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)(c)	9,958	10,123,456
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	6,154	6,317,369
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)(c)	1,780	1,832,368
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)(c)	9,115	7,684,575
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	8,772	7,539,279
2.56%, 09/13/31	4,622	3,885,109
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	9,615	8,867,162
4.02%, 03/05/28(a)	7,974	7,800,470
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(c)	11,954	11,676,300
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	8,290	8,419,085
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)(c)	10,778	10,962,712
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	3,317	3,398,879
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	11,235	11,512,078
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	994	1,022,804
Security	Par (000)	Value
Banks (continued)
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	$3,107	$3,218,437
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	3,731	3,865,102
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	14,592	14,990,338
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	23,766	19,595,968
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	21,062	17,389,885
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)(c)	28,389	23,774,439
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)(c)	20,709	17,570,048
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	32,804	29,328,413
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(c)	18,052	11,802,295
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)(c)	25,684	22,303,495
3.22%, 04/22/42, (1-day SOFR + 1.485%)(a)(c)	16,262	12,500,331
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	25,433	23,813,818
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	18,010	17,424,997
3.97%, 07/22/38(a)(c)	12,903	11,210,781
4.30%, 01/27/45	20,841	18,168,792
4.38%, 01/22/47	20,619	18,058,772
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	19,827	19,428,356
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(c)	7,358	6,754,885
4.65%, 10/18/30, (1-day SOFR +1.100%)(c)	26,794	26,429,119
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	18,424	18,123,928
5.04%, 07/19/30, (1-day SOFR +1.215%)(c)	14,255	14,302,281
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	12,791	12,884,234
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	16,177	16,298,342
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	13,964	14,066,684
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	27,612	27,632,919
5.32%, 07/19/35, (1-day SOFR +1.555%)(c)	28,919	29,022,490
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	21,451	21,674,972
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	11,624	11,833,405
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	23,660	23,969,953
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(c)	14,421	14,995,641
5.66%, 04/18/30, (1-day SOFR +1.260%)(c)	15,574	15,969,461
5.83%, 04/19/35, (1-day SOFR +1.580%)(c)	25,807	26,880,347
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	21,062	22,663,034
6.38%, 07/24/42(a)	15,443	17,334,151
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	11,770	12,397,319
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	18,750	20,539,151
7.25%, 04/01/32	11,366	13,017,879
National Australia Bank Ltd./New York
4.79%, 01/10/29(a)	2,090	2,109,534
4.90%, 06/13/28(a)	1,129	1,138,364
National Bank of Canada
4.50%, 10/10/29	386	377,652
5.60%, 12/18/28	616	632,911
NatWest Group PLC
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(c)	14,236	13,827,867
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(a)(c)	16,648	16,535,132
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	15,047	14,936,104
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(a)(c)	17,838	17,772,526

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(c)	$7,261	$7,407,607
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	12,750	13,071,042
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)(c)	3,736	3,906,695
Northern Trust Corp.
1.95%, 05/01/30	6,476	5,621,241
6.13%, 11/02/32(a)	2,670	2,852,348
PNC Bank NA
2.70%, 10/22/29	11,642	10,422,168
4.05%, 07/26/28	13,849	13,496,177
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)(c)	10,128	8,619,311
2.55%, 01/22/30(a)	20,496	18,313,117
3.45%, 04/23/29(a)	18,329	17,399,877
4.81%, 10/21/32, (1-day SOFR +1.259%)(c)	9,872	9,685,775
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	10,770	10,620,049
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	12,238	12,420,688
5.40%, 07/23/35, (1-day SOFR +1.599%)(c)	10,406	10,489,558
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	16,809	17,153,632
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)(c)	20,142	20,571,999
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	8,331	8,548,613
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)(c)	2,866	2,994,111
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	9,153	9,595,257
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	15,643	17,365,254
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.060%)(c)	5,783	5,733,755
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)(c)	2,175	2,209,280
Royal Bank of Canada
2.30%, 11/03/31	9,392	7,991,555
3.88%, 05/04/32	6,081	5,697,293
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	11,561	11,425,435
4.95%, 02/01/29	11,570	11,674,769
4.97%, 08/02/30, (1-day SOFR +1.000%)(a)(c)	12,357	12,370,390
5.00%, 02/01/33	13,323	13,326,922
5.00%, 05/02/33	6,308	6,291,934
5.15%, 02/01/34	7,932	7,970,204
5.20%, 08/01/28	8,603	8,741,205
Santander Holdings USA Inc.
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	8,932	8,838,996
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	8,489	8,690,862
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(c)	3,443	3,512,976
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	7,217	7,442,238
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(c)	2,175	2,096,029
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	15,225	14,987,723
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)(c)	4,744	4,934,713
State Street Corp.
2.20%, 03/03/31(a)	1,283	1,104,021
2.40%, 01/24/30(a)	6,703	5,980,258
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	$20,612	$18,508,525
2.13%, 07/08/30(a)	17,943	15,448,417
2.14%, 09/23/30(a)	10,117	8,623,922
2.22%, 09/17/31	5,677	4,753,593
2.75%, 01/15/30(a)	14,021	12,616,606
2.93%, 09/17/41(a)	4,313	3,177,425
3.04%, 07/16/29(a)	25,602	23,648,268
3.54%, 01/17/28	4,691	4,521,080
3.94%, 07/19/28(a)	7,297	7,106,229
5.32%, 07/09/29(a)	10,520	10,731,002
5.42%, 07/09/31	9,133	9,319,725
5.52%, 01/13/28(a)	5,573	5,695,424
5.56%, 07/09/34(a)	12,202	12,540,831
5.71%, 01/13/30	14,250	14,742,566
5.72%, 09/14/28(a)	12,525	12,908,060
5.77%, 01/13/33(a)	11,744	12,245,446
5.80%, 07/13/28(a)	8,870	9,167,720
5.81%, 09/14/33(a)	4,508	4,737,358
5.84%, 07/09/44	4,905	5,047,532
6.18%, 07/13/43(a)	2,414	2,653,082
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	4,970	4,155,368
3.20%, 03/10/32	10,867	9,598,172
4.46%, 06/08/32(a)	10,326	9,909,996
4.99%, 04/05/29	11,441	11,494,063
5.52%, 07/17/28	5,653	5,785,763
Truist Bank, 2.25%, 03/11/30	13,358	11,482,111
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(c)	12,778	11,488,414
1.95%, 06/05/30	10,616	9,071,430
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	15,835	15,762,102
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	7,503	7,353,282
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	10,984	10,896,577
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	15,393	15,567,440
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	12,344	12,554,575
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	10,163	10,439,476
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	1,315	1,376,874
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	17,225	18,441,371
U.S. Bancorp
1.38%, 07/22/30(a)	13,498	11,186,760
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(c)	1,649	1,403,384
3.00%, 07/30/29	9,326	8,556,456
3.90%, 04/26/28	12,362	11,988,633
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)(c)	17,054	16,950,666
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	12,466	12,064,748
5.10%, 07/23/30, (1-day SOFR +1.250%)(a)(c)	13,877	13,934,537
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	14,246	14,459,555
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)(c)	12,519	12,836,146
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	18,040	18,547,148
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	9,977	10,307,710
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	10,311	10,681,129
UBS AG/London
4.50%, 06/26/48(a)	6,995	6,243,277
5.65%, 09/11/28	10,928	11,250,661
UBS AG/Stamford CT, 7.50%, 02/15/28	13,137	14,164,740

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UBS Group AG, 4.88%, 05/15/45	$15,677	$14,462,407
Wachovia Corp., 5.50%, 08/01/35(a)	5,123	5,188,414
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	19,483	17,324,819
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	26,103	23,644,946
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	36,032	27,069,274
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	34,062	30,274,987
3.90%, 05/01/45(a)	17,390	14,229,926
4.15%, 01/24/29	12,988	12,694,428
4.40%, 06/14/46	15,598	12,911,321
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	14,120	13,779,619
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)(c)	26,968	23,727,468
4.65%, 11/04/44(a)	15,235	13,194,659
4.75%, 12/07/46	15,320	13,364,377
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	35,071	34,371,407
4.90%, 11/17/45	16,951	15,151,672
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	46,399	43,435,227
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	15,576	15,710,792
5.38%, 11/02/43	16,667	15,983,990
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	30,283	30,465,007
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(c)	28,100	28,510,046
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	35,794	36,406,804
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	23,728	24,210,594
5.61%, 01/15/44	19,346	19,006,549
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	14,949	15,649,272
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	27,654	29,867,664
Wells Fargo Bank NA
5.85%, 02/01/37	3,936	4,063,030
6.60%, 01/15/38	8,355	9,279,208
Westpac Banking Corp.
1.95%, 11/20/28	16,079	14,526,632
2.15%, 06/03/31(a)	12,651	10,875,039
2.65%, 01/16/30(a)	13,086	11,882,498
2.96%, 11/16/40(a)	3,445	2,508,235
3.13%, 11/18/41(a)	2,159	1,587,310
3.40%, 01/25/28(a)	4,904	4,745,083
4.42%, 07/24/39	5,921	5,363,405
5.05%, 04/16/29	8,365	8,521,314
5.46%, 11/18/27	3,046	3,127,920
5.54%, 11/17/28	13,852	14,385,841
6.82%, 11/17/33	10,835	11,964,946
		6,393,954,619
Beverages — 2.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	40,952	39,501,062
4.90%, 02/01/46	76,555	71,451,760
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	6,882	6,274,792
4.90%, 02/01/46(a)	16,390	15,244,159
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	16,253	15,296,152
4.00%, 04/13/28(a)	8,009	7,874,238
4.35%, 06/01/40	9,112	8,198,240
Security	Par (000)	Value
Beverages (continued)
4.38%, 04/15/38(a)	$12,399	$11,387,666
4.44%, 10/06/48	18,065	15,723,071
4.50%, 06/01/50(a)	8,453	7,564,323
4.60%, 04/15/48	12,408	11,266,274
4.75%, 01/23/29(a)	32,627	32,771,998
4.75%, 04/15/58	6,873	6,194,612
4.90%, 01/23/31	5,417	5,476,636
4.95%, 01/15/42(a)	15,348	14,654,554
5.00%, 06/15/34(a)	7,636	7,672,511
5.45%, 01/23/39(a)	15,096	15,343,725
5.55%, 01/23/49(a)	33,115	33,790,606
5.80%, 01/23/59(a)	14,094	14,959,949
8.20%, 01/15/39(a)	9,176	11,761,120
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	8,579	7,702,886
1.38%, 03/15/31(a)	11,529	9,503,864
1.50%, 03/05/28(a)	2,264	2,064,108
1.65%, 06/01/30(a)	16,088	13,812,690
2.00%, 03/05/31	7,544	6,484,045
2.13%, 09/06/29(a)	7,813	7,033,774
2.25%, 01/05/32(a)	13,707	11,824,627
2.50%, 06/01/40	2,239	1,611,771
2.50%, 03/15/51	14,701	9,049,846
2.60%, 06/01/50(a)	13,094	8,299,450
2.75%, 06/01/60(a)	5,441	3,344,589
2.88%, 05/05/41	5,002	3,746,106
3.00%, 03/05/51(a)	13,759	9,493,665
3.45%, 03/25/30(a)	12,242	11,630,041
4.65%, 08/14/34	9,436	9,283,604
5.00%, 05/13/34(a)	9,844	10,010,265
5.20%, 01/14/55	10,819	10,772,001
5.30%, 05/13/54(a)	9,159	9,238,911
5.40%, 05/13/64	13,697	13,804,983
Constellation Brands Inc.
2.25%, 08/01/31	14,148	11,919,124
3.15%, 08/01/29	8,776	8,142,583
4.90%, 05/01/33	9,201	9,013,962
Diageo Capital PLC
2.00%, 04/29/30	11,571	10,047,070
2.13%, 04/29/32	6,100	5,062,266
2.38%, 10/24/29(a)	12,695	11,429,434
5.50%, 01/24/33	5,542	5,718,998
5.63%, 10/05/33	7,203	7,500,928
Keurig Dr Pepper Inc.
3.20%, 05/01/30	7,404	6,821,532
3.80%, 05/01/50(a)	3,975	3,054,464
3.95%, 04/15/29(a)	8,243	7,968,656
4.05%, 04/15/32(a)	6,258	5,938,481
4.50%, 04/15/52(a)	7,006	6,029,895
4.60%, 05/25/28(a)	9,939	9,903,563
5.05%, 03/15/29	8,983	9,069,441
Molson Coors Beverage Co.
4.20%, 07/15/46	15,054	12,321,509
5.00%, 05/01/42(a)	10,989	10,298,507
PepsiCo Inc.
1.40%, 02/25/31(a)	7,785	6,418,536
1.63%, 05/01/30	13,051	11,164,133
1.95%, 10/21/31	12,042	10,117,055
2.63%, 07/29/29(a)	8,492	7,817,361
2.63%, 10/21/41	6,444	4,573,927
2.75%, 03/19/30	14,557	13,284,443

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.75%, 10/21/51(a)	$7,026	$4,551,403
2.88%, 10/15/49	7,413	5,023,918
3.45%, 10/06/46	7,628	5,825,407
3.60%, 02/18/28	3,073	2,998,796
3.63%, 03/19/50	7,542	5,861,373
3.90%, 07/18/32(a)	11,311	10,754,261
4.45%, 02/15/33(a)	6,481	6,539,135
4.45%, 04/14/46(a)	9,031	8,034,008
4.50%, 07/17/29(a)	7,124	7,147,255
5.25%, 07/17/54(a)	5,182	5,187,725
		766,657,823
Biotechnology — 1.8%
Amgen Inc.
1.65%, 08/15/28	7,356	6,591,951
2.00%, 01/15/32(a)	8,367	6,885,310
2.30%, 02/25/31(a)	9,985	8,598,223
2.45%, 02/21/30	10,498	9,352,465
2.77%, 09/01/53	10,019	6,173,552
2.80%, 08/15/41	7,573	5,451,032
3.00%, 02/22/29(a)	6,808	6,363,653
3.00%, 01/15/52(a)	8,098	5,402,896
3.15%, 02/21/40	16,221	12,369,192
3.35%, 02/22/32	8,159	7,366,010
3.38%, 02/21/50(a)	18,028	13,046,593
4.05%, 08/18/29(a)	7,727	7,494,916
4.20%, 03/01/33	8,799	8,274,851
4.20%, 02/22/52(a)	8,296	6,721,973
4.40%, 05/01/45	21,376	18,249,542
4.40%, 02/22/62	8,744	7,078,835
4.56%, 06/15/48	12,827	11,107,419
4.66%, 06/15/51	28,057	24,511,527
4.88%, 03/01/53(a)	8,118	7,284,906
5.15%, 03/02/28	22,769	23,057,007
5.25%, 03/02/30	20,360	20,760,121
5.25%, 03/02/33	32,299	32,592,850
5.60%, 03/02/43(a)	25,194	25,251,782
5.65%, 03/02/53(a)	31,784	31,936,220
5.75%, 03/02/63	20,474	20,498,640
Biogen Inc.
2.25%, 05/01/30	17,058	14,796,631
3.15%, 05/01/50	11,808	7,756,889
5.20%, 09/15/45	8,590	7,951,828
Gilead Sciences Inc.
1.65%, 10/01/30	11,195	9,402,321
2.60%, 10/01/40(a)	7,646	5,430,429
2.80%, 10/01/50(a)	9,079	5,866,651
4.00%, 09/01/36	3,708	3,330,322
4.15%, 03/01/47	15,442	12,867,840
4.50%, 02/01/45	11,201	9,893,394
4.60%, 09/01/35(a)	5,553	5,329,973
4.75%, 03/01/46	18,282	16,674,544
4.80%, 04/01/44	13,402	12,361,190
5.25%, 10/15/33	7,420	7,571,377
5.55%, 10/15/53(a)	7,718	7,905,631
5.65%, 12/01/41(a)	7,787	8,005,625
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	12,671	10,657,340
2.80%, 09/15/50	5,470	3,401,561
Royalty Pharma PLC
2.20%, 09/02/30	12,343	10,535,426
3.30%, 09/02/40	11,897	8,812,114
Security	Par (000)	Value
Biotechnology (continued)
3.55%, 09/02/50(a)	$11,445	$7,930,615
		508,903,167
Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31	7,688	6,749,180
2.72%, 02/15/30	19,805	17,799,397
3.38%, 04/05/40	12,073	9,511,010
3.58%, 04/05/50(a)	10,858	8,125,321
5.90%, 03/15/34	7,342	7,707,024
CRH America Finance Inc., 5.40%, 05/21/34	6,677	6,760,105
CRH SMW Finance DAC, 5.20%, 05/21/29	7,435	7,531,713
Martin Marietta Materials Inc.
2.40%, 07/15/31(a)	8,426	7,176,236
3.20%, 07/15/51(a)	6,668	4,542,444
5.15%, 12/01/34	2,295	2,278,155
5.50%, 12/01/54	1,780	1,744,507
Owens Corning, 5.70%, 06/15/34(a)	8,372	8,602,357
Trane Technologies Financing Ltd., 3.80%, 03/21/29	7,631	7,371,255
		95,898,704
Chemicals — 1.1%
Air Products and Chemicals Inc.
2.05%, 05/15/30	9,306	8,104,733
2.70%, 05/15/40(a)	6,439	4,720,012
2.80%, 05/15/50	7,330	4,802,033
4.60%, 02/08/29(a)	8,424	8,437,573
4.85%, 02/08/34(a)	9,437	9,354,656
Celanese U.S. Holdings LLC
6.33%, 07/15/29	7,736	7,995,763
6.35%, 11/15/28(a)	8,323	8,611,006
6.38%, 07/15/32	8,099	8,391,038
6.55%, 11/15/30	11,880	12,434,657
6.70%, 11/15/33(a)	8,910	9,458,959
CF Industries Inc.
4.95%, 06/01/43	5,558	4,996,659
5.15%, 03/15/34	7,508	7,361,102
5.38%, 03/15/44	6,330	5,971,796
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	8,127	6,954,225
3.60%, 11/15/50(a)	9,439	6,761,130
4.38%, 11/15/42	9,834	8,301,280
5.25%, 11/15/41	6,577	6,201,126
5.55%, 11/30/48(a)	10,865	10,512,361
6.90%, 05/15/53(a)	7,003	7,944,781
7.38%, 11/01/29	6,536	7,231,414
DuPont de Nemours Inc.
4.73%, 11/15/28(a)	19,789	19,790,894
5.32%, 11/15/38(a)	9,779	10,130,108
5.42%, 11/15/48(a)	15,648	16,453,809
Eastman Chemical Co.
4.65%, 10/15/44	6,781	5,828,429
5.63%, 02/20/34	9,293	9,371,426
Ecolab Inc., 2.70%, 12/15/51	7,385	4,667,601
International Flavors & Fragrances Inc., 5.00%, 09/26/48(a)	6,303	5,613,292
LYB International Finance BV
4.88%, 03/15/44(a)	8,859	7,827,205
5.25%, 07/15/43	4,727	4,395,059
LYB International Finance III LLC
3.38%, 10/01/40	7,133	5,381,350

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.63%, 04/01/51(a)	$7,973	$5,608,647
4.20%, 10/15/49(a)	9,315	7,263,327
4.20%, 05/01/50(a)	7,837	6,102,824
5.50%, 03/01/34	7,782	7,802,738
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	9,131	7,529,539
Nutrien Ltd.
4.20%, 04/01/29	8,132	7,936,848
4.90%, 03/27/28(a)	5,415	5,453,306
5.00%, 04/01/49	6,786	6,224,556
5.80%, 03/27/53(a)	4,884	4,988,847
Sherwin-Williams Co. (The)
2.95%, 08/15/29(a)	7,665	7,062,398
4.50%, 06/01/47	8,791	7,571,519
		317,550,026
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	8,477	7,052,622
1.70%, 05/15/28	7,782	7,106,722
4.45%, 09/09/34	8,053	7,776,035
Equifax Inc., 2.35%, 09/15/31(a)	9,239	7,769,091
Global Payments Inc.
2.90%, 05/15/30	13,068	11,650,227
2.90%, 11/15/31	7,886	6,806,793
3.20%, 08/15/29(a)	9,202	8,457,837
4.15%, 08/15/49(a)	5,117	3,982,087
5.40%, 08/15/32(a)	7,429	7,471,354
5.95%, 08/15/52(a)	5,290	5,292,786
Massachusetts Institute of Technology, 5.60%(a)	5,046	5,433,320
PayPal Holdings Inc.
2.30%, 06/01/30	12,148	10,723,751
2.85%, 10/01/29(a)	22,653	20,816,780
3.25%, 06/01/50(a)	3,975	2,812,727
4.40%, 06/01/32	8,837	8,610,165
5.05%, 06/01/52(a)	4,337	4,129,240
5.15%, 06/01/34	9,093	9,158,794
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35(a)	10,914	10,770,220
Quanta Services Inc., 2.90%, 10/01/30(a)	17,796	16,023,394
RELX Capital Inc.
3.00%, 05/22/30	6,813	6,230,613
4.00%, 03/18/29(a)	6,411	6,237,147
S&P Global Inc.
2.70%, 03/01/29	10,844	10,013,673
2.90%, 03/01/32	11,923	10,491,533
3.70%, 03/01/52(a)	2,801	2,167,458
4.25%, 05/01/29(a)	7,248	7,117,783
5.25%, 09/15/33	6,336	6,488,453
		210,590,605
Computers — 2.4%
Accenture Capital Inc.
4.05%, 10/04/29	6,916	6,754,121
4.25%, 10/04/31	6,768	6,560,577
4.50%, 10/04/34	7,240	6,981,570
Apple Inc.
1.25%, 08/20/30(a)	10,257	8,613,150
1.40%, 08/05/28	20,563	18,482,273
1.65%, 05/11/30	14,808	12,771,808
1.65%, 02/08/31	22,388	19,007,846
Security	Par (000)	Value
Computers (continued)
1.70%, 08/05/31(a)	$7,844	$6,599,822
2.20%, 09/11/29(a)	15,895	14,364,916
2.38%, 02/08/41	13,987	9,909,627
2.40%, 08/20/50(a)	13,826	8,546,030
2.55%, 08/20/60(a)	13,049	8,028,810
2.65%, 05/11/50(a)	22,067	14,350,439
2.65%, 02/08/51(a)	25,389	16,366,146
2.70%, 08/05/51(a)	16,776	10,909,223
2.80%, 02/08/61	13,952	8,693,339
2.85%, 08/05/61	8,034	5,070,580
2.95%, 09/11/49	10,070	7,004,321
3.25%, 08/08/29(a)	5,111	4,865,311
3.35%, 08/08/32	13,970	12,932,324
3.45%, 02/09/45	17,735	14,045,343
3.75%, 09/12/47	10,425	8,463,239
3.75%, 11/13/47	11,305	9,177,137
3.85%, 05/04/43(a)	25,783	22,018,708
3.85%, 08/04/46	16,075	13,345,869
3.95%, 08/08/52(a)	15,156	12,571,137
4.00%, 05/10/28	9,186	9,097,334
4.10%, 08/08/62	8,205	6,801,664
4.25%, 02/09/47	7,886	6,975,660
4.30%, 05/10/33(a)	5,803	5,765,364
4.38%, 05/13/45(a)	17,995	16,288,885
4.45%, 05/06/44(a)	4,804	4,504,253
4.50%, 02/23/36(a)	8,270	8,193,283
4.65%, 02/23/46	34,663	32,545,878
4.85%, 05/10/53(a)	11,785	11,520,964
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	6,656	4,996,846
4.85%, 02/01/35(a)	9,075	8,703,153
5.25%, 02/01/28	1,752	1,779,883
5.30%, 10/01/29	16,257	16,528,894
5.40%, 04/15/34(a)	9,249	9,348,976
5.75%, 02/01/33(a)	9,883	10,260,639
6.20%, 07/15/30	8,786	9,303,162
8.10%, 07/15/36(a)	9,761	11,765,099
Hewlett Packard Enterprise Co.
4.55%, 10/15/29(a)	15,781	15,463,554
4.85%, 10/15/31	10,436	10,225,893
5.00%, 10/15/34	12,640	12,255,415
5.60%, 10/15/54(a)	12,649	12,186,417
6.20%, 10/15/35	7,638	8,133,256
6.35%, 10/15/45(a)	7,965	8,463,932
HP Inc.
2.65%, 06/17/31	14,201	12,256,500
4.00%, 04/15/29(a)	13,706	13,232,337
5.50%, 01/15/33(a)	8,365	8,531,719
6.00%, 09/15/41(a)	4,298	4,432,649
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	9,129	9,010,926
5.25%, 02/05/44(a)	8,512	8,208,810
5.30%, 02/05/54(a)	11,706	11,218,693
International Business Machines Corp.
1.95%, 05/15/30(a)	11,763	10,133,227
2.95%, 05/15/50(a)	6,968	4,563,037
3.50%, 05/15/29	25,400	24,116,962
4.00%, 06/20/42	9,945	8,299,920
4.15%, 05/15/39(a)	15,980	13,985,226
4.25%, 05/15/49(a)	25,167	20,921,239
4.40%, 07/27/32	7,929	7,679,943

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.50%, 02/06/28(a)	$209	$208,439
4.75%, 02/06/33(a)	9,867	9,765,275
4.90%, 07/27/52(a)	5,965	5,484,238
Leidos Inc.
2.30%, 02/15/31	6,459	5,509,840
4.38%, 05/15/30	5,050	4,870,834
5.75%, 03/15/33	2,271	2,347,645
		712,319,529
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.38%, 03/24/29	5,858	5,535,850
3.63%, 03/24/32	15,364	14,064,482
4.00%, 03/24/52(a)	3,414	2,722,730
Kenvue Inc.
4.90%, 03/22/33(a)	10,679	10,668,905
5.00%, 03/22/30(a)	11,431	11,619,127
5.05%, 03/22/28	2,421	2,462,952
5.05%, 03/22/53(a)	9,896	9,607,295
5.10%, 03/22/43(a)	5,797	5,710,961
5.20%, 03/22/63	6,141	5,976,949
Procter & Gamble Co. (The)
1.20%, 10/29/30	8,174	6,789,450
1.95%, 04/23/31(a)	7,434	6,435,975
2.30%, 02/01/32(a)	1,064	928,569
3.00%, 03/25/30	12,416	11,539,546
4.05%, 01/26/33(a)	8,581	8,310,603
4.55%, 01/29/34(a)	7,050	6,989,762
Unilever Capital Corp.
1.75%, 08/12/31(a)	9,023	7,517,994
2.13%, 09/06/29(a)	6,450	5,760,215
3.50%, 03/22/28	4,190	4,064,755
4.63%, 08/12/34	11,611	11,357,776
5.00%, 12/08/33(a)	4,425	4,481,852
5.90%, 11/15/32(a)	5,585	5,993,456
		148,539,204
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28(a)	30,190	28,010,723
3.30%, 01/30/32(a)	29,592	26,022,175
3.40%, 10/29/33	13,753	11,793,943
3.85%, 10/29/41(a)	13,554	10,848,841
4.63%, 09/10/29	12,210	11,975,585
4.95%, 09/10/34	7,524	7,241,300
5.10%, 01/19/29	7,387	7,407,320
5.75%, 06/06/28(a)	9,575	9,822,007
6.15%, 09/30/30	7,538	7,916,703
Air Lease Corp.
2.88%, 01/15/32(a)	2,925	2,506,344
3.13%, 12/01/30(a)	11,800	10,545,938
Ally Financial Inc.
2.20%, 11/02/28	4,504	4,000,031
8.00%, 11/01/31(a)	13,863	15,419,948
American Express Co.
4.05%, 05/03/29(a)	9,970	9,759,413
4.05%, 12/03/42(a)	5,675	4,879,800
Ameriprise Financial Inc., 5.15%, 05/15/33	9,725	9,832,287
Apollo Global Management Inc., 5.80%, 05/21/54	9,006	9,244,911
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance Inc.
3.50%, 03/30/51	$6,639	$4,726,981
4.35%, 04/15/30	9,500	9,227,473
4.70%, 09/20/47(a)	7,387	6,533,169
4.85%, 03/29/29(a)	11,913	11,918,678
5.97%, 03/04/54	9,945	10,284,763
Capital One Financial Corp., 3.80%, 01/31/28(a)	1,977	1,910,362
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	8,288	6,871,013
1.95%, 12/01/31(a)	8,551	7,057,809
2.00%, 03/20/28(a)	12,101	11,099,537
2.30%, 05/13/31	8,433	7,238,718
2.90%, 03/03/32(a)	9,347	8,173,598
CME Group Inc.
2.65%, 03/15/32	9,050	7,915,589
5.30%, 09/15/43	7,397	7,576,631
Discover Financial Services, 6.70%, 11/29/32	8,012	8,606,719
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	12,765	10,225,507
2.10%, 06/15/30(a)	15,029	13,029,486
2.65%, 09/15/40	10,272	7,355,536
3.00%, 06/15/50(a)	11,037	7,380,230
3.00%, 09/15/60	13,463	8,411,482
3.63%, 09/01/28(a)	14,003	13,469,337
4.25%, 09/21/48(a)	14,405	12,161,862
4.35%, 06/15/29(a)	13,682	13,486,271
4.60%, 03/15/33(a)	9,677	9,417,023
4.95%, 06/15/52(a)	10,547	9,880,074
5.20%, 06/15/62	6,219	5,993,523
5.25%, 06/15/31(a)	8,822	8,996,209
Jefferies Financial Group Inc.
2.63%, 10/15/31	10,054	8,511,307
4.15%, 01/23/30(a)	10,761	10,289,865
5.88%, 07/21/28	7,734	7,949,025
6.20%, 04/14/34	12,936	13,436,389
Mastercard Inc.
2.00%, 11/18/31	6,694	5,631,593
2.95%, 06/01/29(a)	10,053	9,413,584
3.35%, 03/26/30	14,173	13,323,890
3.65%, 06/01/49(a)	5,920	4,629,147
3.85%, 03/26/50(a)	7,716	6,224,949
4.35%, 01/15/32	9,364	9,115,713
4.55%, 01/15/35(a)	10,095	9,805,466
4.85%, 03/09/33(a)	6,419	6,448,256
4.88%, 03/09/28(a)	3,042	3,086,893
4.88%, 05/09/34	8,615	8,622,790
Nasdaq Inc.
5.35%, 06/28/28	11,428	11,659,441
5.55%, 02/15/34	8,687	8,880,029
5.95%, 08/15/53(a)	8,222	8,548,945
6.10%, 06/28/63(a)	7,793	8,131,656
Nomura Holdings Inc.
2.17%, 07/14/28	13,742	12,379,865
2.61%, 07/14/31	10,908	9,282,373
2.68%, 07/16/30	12,313	10,774,440
3.00%, 01/22/32(a)	5,483	4,707,470
3.10%, 01/16/30(a)	11,990	10,854,089
5.78%, 07/03/34(a)	8,980	9,149,544
6.07%, 07/12/28	4,286	4,429,993
6.18%, 01/18/33(a)	810	852,922

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Raymond James Financial Inc.
3.75%, 04/01/51	$8,477	$6,361,402
4.95%, 07/15/46	9,486	8,767,216
Synchrony Financial, 2.88%, 10/28/31	5,762	4,800,938
Visa Inc.
1.10%, 02/15/31(a)	8,877	7,251,959
2.00%, 08/15/50(a)	13,405	7,652,365
2.05%, 04/15/30(a)	12,690	11,154,430
2.70%, 04/15/40(a)	8,572	6,413,436
3.65%, 09/15/47(a)	4,921	3,916,287
4.15%, 12/14/35	14,480	13,685,836
4.30%, 12/14/45	27,879	24,678,466
		726,996,818
Electric — 4.1%
AES Corp. (The)
2.45%, 01/15/31(a)	9,423	7,919,721
5.45%, 06/01/28(a)	12,018	12,123,579
Ameren Corp., 3.50%, 01/15/31(a)	4,934	4,550,133
American Electric Power Co. Inc.
5.20%, 01/15/29	5,868	5,936,657
5.63%, 03/01/33(a)	10,177	10,386,324
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	13,386	8,577,477
3.70%, 07/15/30	8,992	8,533,106
3.80%, 07/15/48	6,547	5,018,446
4.25%, 10/15/50	7,536	6,162,918
4.45%, 01/15/49(a)	9,146	7,769,681
4.50%, 02/01/45(a)	7,590	6,734,089
4.60%, 05/01/53	9,305	7,998,108
5.15%, 11/15/43	7,083	6,867,300
6.13%, 04/01/36(a)	10,450	11,146,873
Commonwealth Edison Co., 4.00%, 03/01/48	4,645	3,767,231
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	1,903	1,561,160
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	5,477	4,760,821
3.60%, 06/15/61(a)	12,212	8,697,068
4.45%, 03/15/44	6,077	5,326,334
4.63%, 12/01/54	6,252	5,480,878
5.70%, 05/15/54(a)	4,918	5,067,228
5.90%, 11/15/53(a)	4,788	5,053,611
Series 20B, 3.95%, 04/01/50	8,434	6,891,667
Constellation Energy Generation LLC
5.60%, 03/01/28	956	981,311
5.60%, 06/15/42	5,762	5,712,309
5.75%, 03/15/54	10,881	10,957,060
6.25%, 10/01/39	3,668	3,913,279
6.50%, 10/01/53	6,597	7,265,235
Dominion Energy Inc.
5.38%, 11/15/32(a)	9,380	9,532,937
Series C, 2.25%, 08/15/31	14,758	12,422,148
Series C, 3.38%, 04/01/30	10,900	10,075,798
DTE Energy Co.
4.88%, 06/01/28	3,051	3,055,310
5.10%, 03/01/29(a)	9,520	9,580,442
5.85%, 06/01/34(a)	10,175	10,557,734
Duke Energy Carolinas LLC
3.20%, 08/15/49	7,056	4,875,186
4.95%, 01/15/33	14,209	14,130,821
5.30%, 02/15/40	4,431	4,427,736
5.35%, 01/15/53(a)	7,946	7,823,996
Security	Par (000)	Value
Electric (continued)
5.40%, 01/15/54(a)	$7,275	$7,205,693
Duke Energy Corp.
2.45%, 06/01/30	7,657	6,727,005
2.55%, 06/15/31	7,606	6,529,704
3.30%, 06/15/41(a)	5,608	4,203,925
3.50%, 06/15/51	5,783	4,044,469
3.75%, 09/01/46	11,869	8,907,567
4.30%, 03/15/28(a)	3,298	3,254,076
4.50%, 08/15/32(a)	11,613	11,155,330
5.00%, 08/15/52(a)	9,078	8,153,881
5.45%, 06/15/34(a)	8,375	8,460,896
5.80%, 06/15/54(a)	5,444	5,467,935
6.10%, 09/15/53(a)	5,112	5,354,162
Duke Energy Florida LLC, 6.40%, 06/15/38	5,652	6,201,719
Emera U.S. Finance LP, 4.75%, 06/15/46	4,348	3,679,150
Entergy Louisiana LLC, 4.20%, 09/01/48	5,016	4,124,701
Eversource Energy
5.13%, 05/15/33	9,905	9,772,486
5.45%, 03/01/28(a)	6,922	7,057,274
5.95%, 02/01/29	6,425	6,663,517
Exelon Corp.
4.05%, 04/15/30	9,108	8,725,664
4.45%, 04/15/46	9,038	7,702,362
4.70%, 04/15/50	5,090	4,495,679
5.15%, 03/15/28	3,881	3,920,993
5.30%, 03/15/33	10,810	10,948,320
5.60%, 03/15/53	7,495	7,457,291
FirstEnergy Corp., Series C, 3.40%, 03/01/50	3,177	2,222,380
Florida Power & Light Co.
2.45%, 02/03/32	17,495	14,946,678
2.88%, 12/04/51(a)	9,221	6,055,424
3.15%, 10/01/49	6,011	4,201,373
3.95%, 03/01/48	4,959	4,039,558
4.40%, 05/15/28(a)	5,408	5,381,768
4.80%, 05/15/33	8,666	8,559,281
5.05%, 04/01/28	6,164	6,249,454
5.10%, 04/01/33(a)	9,225	9,297,889
5.15%, 06/15/29(a)	6,840	6,971,216
5.30%, 06/15/34	8,209	8,370,646
5.30%, 04/01/53(a)	5,835	5,782,868
5.60%, 06/15/54	6,504	6,732,137
Georgia Power Co.
4.30%, 03/15/42	7,873	6,849,560
4.65%, 05/16/28	5,457	5,462,765
4.95%, 05/17/33(a)	7,172	7,144,920
5.13%, 05/15/52(a)	6,103	5,857,764
5.25%, 03/15/34(a)	9,847	9,992,229
Series A, 3.25%, 03/15/51	5,285	3,700,703
MidAmerican Energy Co.
3.65%, 04/15/29	6,405	6,142,752
4.25%, 07/15/49(a)	9,041	7,633,267
5.85%, 09/15/54(a)	8,874	9,367,852
National Grid PLC
5.42%, 01/11/34(a)	8,300	8,370,643
5.81%, 06/12/33	7,608	7,888,328
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	12,880	11,659,749
2.25%, 06/01/30	15,237	13,250,468
2.44%, 01/15/32(a)	9,697	8,171,086
2.75%, 11/01/29(a)	7,165	6,522,476
4.90%, 02/28/28(a)	4,346	4,365,613

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.90%, 03/15/29(a)	$8,426	$8,459,700
5.00%, 07/15/32(a)	10,307	10,256,951
5.05%, 02/28/33(a)	9,001	8,932,411
5.25%, 03/15/34	9,577	9,606,202
5.25%, 02/28/53(a)	9,320	8,891,008
5.55%, 03/15/54(a)	6,687	6,630,903
Northern States Power Co./MN, 5.10%, 05/15/53(a)	4,578	4,415,626
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52(a)	5,102	4,746,895
5.55%, 06/15/54(a)(b)	4,247	4,293,855
5.65%, 11/15/33	9,285	9,721,314
Pacific Gas and Electric Co.
2.50%, 02/01/31	17,071	14,634,929
3.00%, 06/15/28	8,045	7,539,466
3.25%, 06/01/31	8,447	7,540,392
3.30%, 08/01/40(a)	9,667	7,266,238
3.50%, 08/01/50	16,939	11,782,541
3.75%, 07/01/28	6,689	6,418,970
3.95%, 12/01/47(a)	8,919	6,698,943
4.50%, 07/01/40(a)	15,541	13,509,569
4.55%, 07/01/30(a)	23,478	22,784,164
4.95%, 07/01/50(a)	24,569	21,480,974
5.55%, 05/15/29	6,550	6,670,604
5.80%, 05/15/34(a)	9,834	10,108,167
5.90%, 10/01/54(a)	5,331	5,316,696
6.10%, 01/15/29	5,287	5,484,535
6.15%, 01/15/33	8,929	9,341,657
6.40%, 06/15/33	10,721	11,407,516
6.70%, 04/01/53(a)	4,680	5,145,619
6.75%, 01/15/53(a)	13,337	14,603,963
6.95%, 03/15/34(a)	7,688	8,517,391
PacifiCorp
2.90%, 06/15/52	9,070	5,585,005
5.35%, 12/01/53	7,142	6,708,668
5.45%, 02/15/34(a)	9,545	9,615,173
5.50%, 05/15/54(a)	7,109	6,834,424
5.80%, 01/15/55(a)	12,164	12,191,828
PPL Capital Funding Inc., 5.25%, 09/01/34	10,939	10,834,437
PPL Electric Utilities Corp., 5.25%, 05/15/53(a)	1,971	1,939,277
Public Service Co. of Colorado
1.88%, 06/15/31	4,742	3,951,796
5.25%, 04/01/53	3,952	3,782,588
5.75%, 05/15/54	7,363	7,632,004
Public Service Enterprise Group Inc.
2.45%, 11/15/31(a)	9,956	8,472,719
5.20%, 04/01/29(a)	4,702	4,771,369
San Diego Gas & Electric Co.
5.35%, 04/01/53(a)	4,744	4,642,573
Series VVV, 1.70%, 10/01/30(a)	3,972	3,345,312
Series WWW, 2.95%, 08/15/51(a)	3,537	2,356,041
Sempra
3.40%, 02/01/28	691	660,556
3.80%, 02/01/38(a)	16,199	13,592,623
4.00%, 02/01/48	12,167	9,525,993
6.00%, 10/15/39	1,572	1,611,079
Southern California Edison Co.
3.65%, 02/01/50(a)	10,214	7,610,435
4.00%, 04/01/47(a)	16,806	13,395,041
4.65%, 10/01/43	6,040	5,410,759
5.20%, 06/01/34	9,048	9,075,398
Security	Par (000)	Value
Electric (continued)
5.30%, 03/01/28(a)	$1,766	$1,797,182
5.45%, 06/01/31(a)	4,459	4,568,160
5.95%, 11/01/32(a)	6,595	6,979,992
Series 20A, 2.95%, 02/01/51	5,732	3,736,903
Series C, 4.13%, 03/01/48	11,375	9,250,901
Southern Co. (The)
4.40%, 07/01/46(a)	14,588	12,366,789
4.85%, 06/15/28(a)	4,094	4,125,713
4.85%, 03/15/35(a)	8,701	8,449,310
5.20%, 06/15/33(a)	6,785	6,810,879
5.50%, 03/15/29	7,095	7,297,441
5.70%, 03/15/34(a)	7,272	7,552,960
Series A, 3.70%, 04/30/30	4,491	4,228,041
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	15,107	14,776,904
Virginia Electric & Power Co.
2.45%, 12/15/50	4,065	2,400,528
2.95%, 11/15/51(a)	4,050	2,631,068
5.00%, 04/01/33	8,637	8,575,369
5.45%, 04/01/53	3,133	3,111,308
Xcel Energy Inc.
5.45%, 08/15/33	8,428	8,487,750
5.50%, 03/15/34	8,647	8,717,298
		1,194,663,151
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28	9,295	8,402,619
2.20%, 12/21/31	8,858	7,533,991
2.80%, 12/21/51	5,160	3,359,103
		19,295,713
Electronics — 0.4%
Amphenol Corp.
2.20%, 09/15/31	5,962	5,016,007
2.80%, 02/15/30(a)	7,524	6,816,332
5.00%, 01/15/35	3,000	2,978,990
Honeywell International Inc.
1.75%, 09/01/31	13,329	11,044,048
1.95%, 06/01/30	6,510	5,655,212
2.70%, 08/15/29(a)	9,042	8,337,919
2.80%, 06/01/50(a)	7,063	4,743,648
4.25%, 01/15/29(a)	3,335	3,311,534
4.50%, 01/15/34	8,747	8,513,677
4.70%, 02/01/30	8,627	8,653,323
5.00%, 02/15/33(a)	10,269	10,398,775
5.00%, 03/01/35	17,858	17,945,511
5.25%, 03/01/54	11,933	11,872,104
		105,287,080
Entertainment — 0.4%
Warnermedia Holdings Inc.
4.05%, 03/15/29(a)	5,118	4,781,219
4.28%, 03/15/32(a)	32,065	28,114,839
5.05%, 03/15/42	33,283	26,521,778
5.14%, 03/15/52(a)	53,560	40,334,236
5.39%, 03/15/62	21,937	16,422,714
		116,174,786
Environmental Control — 0.4%
Republic Services Inc.
1.75%, 02/15/32(a)	8,116	6,559,423
3.95%, 05/15/28	6,694	6,540,274
4.88%, 04/01/29	7,751	7,795,123

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
5.00%, 04/01/34(a)	$6,069	$6,044,143
Waste Connections Inc.
2.95%, 01/15/52(a)	6,601	4,321,688
4.20%, 01/15/33	5,650	5,323,150
5.00%, 03/01/34	6,889	6,826,588
Waste Management Inc.
1.50%, 03/15/31(a)	6,973	5,740,868
3.15%, 11/15/27	947	911,306
4.15%, 04/15/32(a)	7,742	7,431,656
4.63%, 02/15/30	6,833	6,808,447
4.80%, 03/15/32	8,125	8,110,258
4.88%, 02/15/29(a)	8,819	8,917,154
4.88%, 02/15/34(a)	10,486	10,454,319
4.95%, 07/03/31	5,404	5,443,471
4.95%, 03/15/35	12,200	12,105,105
5.35%, 10/15/54	10,240	10,249,154
		119,582,127
Food — 1.5%
Campbell Soup Co.
4.15%, 03/15/28(a)	1,238	1,215,309
4.75%, 03/23/35	6,876	6,606,005
5.40%, 03/21/34(a)	9,089	9,176,059
Conagra Brands Inc.
1.38%, 11/01/27	729	659,184
4.85%, 11/01/28(a)	12,223	12,187,696
5.30%, 11/01/38	12,442	11,945,765
5.40%, 11/01/48	9,005	8,515,734
General Mills Inc.
2.88%, 04/15/30(a)	7,068	6,392,642
4.20%, 04/17/28(a)	9,885	9,717,760
4.95%, 03/29/33(a)	11,652	11,549,137
Hormel Foods Corp.
1.70%, 06/03/28(a)	1,994	1,808,384
1.80%, 06/11/30	8,595	7,334,205
J.M. Smucker Co. (The)
5.90%, 11/15/28(a)	4,993	5,212,476
6.50%, 11/15/53(a)	9,417	10,388,795
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	9,104	7,659,934
3.63%, 01/15/32	9,091	8,022,487
4.38%, 02/02/52	4,949	3,794,729
5.13%, 02/01/28	2,799	2,799,419
5.50%, 01/15/30(a)	10,138	10,095,582
5.75%, 04/01/33	14,388	14,534,618
6.50%, 12/01/52(a)	9,988	10,295,530
6.75%, 03/15/34(b)	12,158	13,064,322
7.25%, 11/15/53(a)(b)	5,027	5,656,151
Kraft Heinz Foods Co.
4.38%, 06/01/46	24,508	20,534,231
4.88%, 10/01/49(a)	13,719	12,276,689
5.00%, 06/04/42(a)	13,817	12,856,775
5.20%, 07/15/45	14,642	13,695,715
5.50%, 06/01/50(a)	8,088	7,910,469
6.88%, 01/26/39	3,638	4,099,419
Kroger Co. (The)
3.95%, 01/15/50(a)	3,261	2,530,319
4.45%, 02/01/47	3,613	3,040,511
4.65%, 09/15/29(a)	17,473	17,464,491
4.90%, 09/15/31	11,880	11,847,120
5.00%, 09/15/34	21,603	21,214,913
Security	Par (000)	Value
Food (continued)
5.50%, 09/15/54(a)	$19,639	$19,167,354
5.65%, 09/15/64	15,848	15,420,167
Mondelez International Inc.
2.63%, 09/04/50	7,556	4,612,774
2.75%, 04/13/30	9,315	8,419,584
3.00%, 03/17/32	7,227	6,400,607
Sysco Corp.
3.15%, 12/14/51(a)	5,209	3,473,178
5.95%, 04/01/30	10,769	11,294,749
6.60%, 04/01/50(a)	9,875	11,113,203
Tyson Foods Inc.
4.35%, 03/01/29	10,713	10,454,947
4.55%, 06/02/47	6,859	5,746,447
5.10%, 09/28/48	14,014	12,739,394
5.70%, 03/15/34	10,488	10,679,713
		425,624,692
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44(a)	9,985	8,407,521
CenterPoint Energy Resources Corp., 5.25%, 03/01/28(a)	1,007	1,024,395
NiSource Inc.
1.70%, 02/15/31	6,243	5,152,777
2.95%, 09/01/29	2,790	2,558,630
3.60%, 05/01/30	6,808	6,375,741
3.95%, 03/30/48	8,136	6,413,671
4.38%, 05/15/47	8,289	6,989,562
4.80%, 02/15/44	5,883	5,316,489
5.25%, 03/30/28(a)	2,250	2,282,323
		44,521,109
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28(a)	9,842	10,087,046
6.30%, 02/15/30(a)	9,305	9,630,298
6.40%, 04/15/33(a)	11,638	12,154,867
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	7,631	6,657,960
2.75%, 11/15/50	4,758	2,867,986
		41,398,157
Health Care - Products — 1.0%
Abbott Laboratories
4.75%, 11/30/36(a)	12,766	12,534,242
4.90%, 11/30/46(a)	20,056	19,378,292
Agilent Technologies Inc., 2.30%, 03/12/31(a)	2,049	1,757,688
Baxter International Inc.
2.27%, 12/01/28	12,113	10,898,856
2.54%, 02/01/32(a)	10,655	8,949,194
3.13%, 12/01/51(a)	11,646	7,473,057
Danaher Corp.
2.60%, 10/01/50(a)	7,369	4,612,748
2.80%, 12/10/51(a)	5,754	3,739,761
DH Europe Finance II SARL
2.60%, 11/15/29	4,574	4,155,009
3.25%, 11/15/39	3,948	3,131,081
3.40%, 11/15/49	5,099	3,755,367
GE HealthCare Technologies Inc.
4.80%, 08/14/29	10,781	10,758,464
5.86%, 03/15/30	12,365	12,920,603
5.91%, 11/22/32(a)	15,764	16,631,294
6.38%, 11/22/52(a)	3,037	3,385,029

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Medtronic Global Holdings SCA
4.25%, 03/30/28(a)	$4,255	$4,229,785
4.50%, 03/30/33(a)	9,133	8,910,593
Medtronic Inc.
4.38%, 03/15/35	12,329	11,798,529
4.63%, 03/15/45(a)	10,538	9,588,154
Solventum Corp.
5.40%, 03/01/29(b)	17,235	17,442,911
5.45%, 03/13/31(a)(b)	9,712	9,788,281
5.60%, 03/23/34(b)	15,214	15,333,254
5.90%, 04/30/54(a)(b)	8,615	8,631,520
Stryker Corp.
1.95%, 06/15/30	10,668	9,186,175
4.25%, 09/11/29(a)	8,643	8,461,522
4.63%, 09/11/34(a)	4,316	4,166,796
4.63%, 03/15/46(a)	3,113	2,781,388
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	11,181	9,420,850
2.60%, 10/01/29(a)	9,992	9,122,751
2.80%, 10/15/41	3,589	2,601,737
4.10%, 08/15/47(a)	4,068	3,423,884
4.98%, 08/10/30(a)	7,613	7,729,876
5.00%, 01/31/29(a)	9,832	9,992,636
5.09%, 08/10/33	7,915	8,024,404
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31	2,272	1,948,463
		286,664,194
Health Care - Services — 4.3%
Aetna Inc.
3.88%, 08/15/47(a)	11,507	8,465,432
6.63%, 06/15/36	7,942	8,586,110
Ascension Health
3.95%, 11/15/46(a)	1,360	1,126,547
Series B, 2.53%, 11/15/29(a)	9,020	8,174,885
Centene Corp.
2.45%, 07/15/28	16,058	14,457,791
2.50%, 03/01/31(a)	17,333	14,484,795
2.63%, 08/01/31	13,426	11,154,148
3.00%, 10/15/30	22,585	19,570,930
3.38%, 02/15/30	17,986	16,120,800
4.25%, 12/15/27(a)	8,294	8,025,544
4.63%, 12/15/29(a)	30,661	29,274,298
Cigna Group (The)
2.38%, 03/15/31	14,466	12,348,089
2.40%, 03/15/30	10,828	9,533,622
3.20%, 03/15/40	6,593	4,960,158
3.40%, 03/15/50	10,789	7,434,309
3.40%, 03/15/51(a)	13,707	9,393,107
3.88%, 10/15/47(a)	10,126	7,634,940
4.38%, 10/15/28(a)	25,247	24,789,143
4.80%, 08/15/38	13,225	12,276,340
4.80%, 07/15/46	12,631	11,124,003
4.90%, 12/15/48(a)	23,878	21,194,311
5.00%, 05/15/29	1,516	1,521,919
5.13%, 05/15/31(a)	6,787	6,830,860
5.25%, 02/15/34(a)	10,889	10,852,784
5.40%, 03/15/33(a)	4,037	4,087,772
5.60%, 02/15/54(a)	12,026	11,733,783
CommonSpirit Health
3.35%, 10/01/29	3,156	2,932,103
4.19%, 10/01/49	1,761	1,438,592
Security	Par (000)	Value
Health Care - Services (continued)
Elevance Health Inc.
2.25%, 05/15/30(a)	$6,753	$5,882,052
2.55%, 03/15/31	5,858	5,073,976
2.88%, 09/15/29	6,929	6,322,166
3.13%, 05/15/50	8,946	5,936,764
3.60%, 03/15/51	11,216	8,129,784
3.70%, 09/15/49	8,013	5,937,530
4.10%, 03/01/28(a)	6,487	6,363,838
4.38%, 12/01/47	12,001	9,960,918
4.55%, 03/01/48	8,308	7,131,389
4.63%, 05/15/42	6,171	5,452,464
4.65%, 01/15/43	9,896	8,785,299
4.65%, 08/15/44(a)	4,845	4,269,864
4.75%, 02/15/30(a)	5,236	5,198,541
4.75%, 02/15/33	4,672	4,526,919
4.95%, 11/01/31	9,395	9,332,385
5.13%, 02/15/53(a)	9,528	8,794,431
5.20%, 02/15/35	9,068	9,026,351
5.38%, 06/15/34	5,052	5,098,914
5.65%, 06/15/54	7,870	7,841,983
5.70%, 02/15/55	7,646	7,670,517
5.85%, 11/01/64	9,435	9,503,323
6.10%, 10/15/52(a)	7,592	7,953,078
HCA Inc.
2.38%, 07/15/31	9,020	7,592,478
3.50%, 09/01/30	21,241	19,462,599
3.50%, 07/15/51(a)	13,846	9,428,222
3.63%, 03/15/32	15,488	13,916,713
4.13%, 06/15/29	15,416	14,835,094
4.63%, 03/15/52(a)	16,353	13,452,884
5.13%, 06/15/39(a)	6,252	5,886,919
5.20%, 06/01/28(a)	4,991	5,036,573
5.25%, 06/15/49	17,233	15,614,802
5.45%, 04/01/31	11,987	12,107,642
5.45%, 09/15/34(a)	12,730	12,613,298
5.50%, 06/01/33(a)	10,722	10,766,801
5.50%, 06/15/47	13,483	12,773,403
5.60%, 04/01/34	10,739	10,777,581
5.63%, 09/01/28(a)	6,676	6,810,243
5.88%, 02/01/29	9,177	9,436,187
5.90%, 06/01/53(a)	8,765	8,678,358
5.95%, 09/15/54	8,250	8,221,957
6.00%, 04/01/54	11,837	11,871,777
Humana Inc.
2.15%, 02/03/32(a)	3,689	2,979,438
3.70%, 03/23/29(a)	6,278	5,948,239
4.95%, 10/01/44	4,164	3,623,732
5.38%, 04/15/31(a)	5,172	5,179,417
5.50%, 03/15/53(a)	4,702	4,360,107
5.75%, 04/15/54(a)	6,984	6,702,147
5.88%, 03/01/33	5,151	5,241,610
5.95%, 03/15/34(a)	2,225	2,282,927
ICON Investments Six DAC, 5.85%, 05/08/29	3,693	3,792,811
IQVIA Inc.
5.70%, 05/15/28(a)	5,511	5,643,196
6.25%, 02/01/29	9,663	10,063,297
Kaiser Foundation Hospitals
4.15%, 05/01/47(a)	5,659	4,814,333
Series 2019, 3.27%, 11/01/49(a)	2,028	1,475,930
Series 2021, 2.81%, 06/01/41	13,457	9,853,526
Series 2021, 3.00%, 06/01/51(a)	3,758	2,564,763

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Laboratory Corp. of America Holdings
4.70%, 02/01/45(a)	$9,587	$8,470,770
4.80%, 10/01/34(a)	9,429	9,066,279
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	2,569	1,549,622
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	6,989	6,319,206
5.00%, 12/15/34(a)	8,081	7,908,417
6.40%, 11/30/33(a)	5,554	6,024,096
UnitedHealth Group Inc.
2.00%, 05/15/30	6,869	5,959,452
2.30%, 05/15/31	11,727	10,091,445
2.75%, 05/15/40	11,428	8,328,413
2.88%, 08/15/29(a)	8,257	7,639,926
2.90%, 05/15/50	10,134	6,624,574
3.05%, 05/15/41	15,334	11,493,891
3.13%, 05/15/60	7,484	4,752,014
3.25%, 05/15/51	18,177	12,695,253
3.50%, 08/15/39	10,692	8,764,501
3.70%, 08/15/49	12,307	9,405,119
3.75%, 10/15/47	6,177	4,782,626
3.85%, 06/15/28(a)	6,882	6,727,507
3.88%, 12/15/28(a)	6,097	5,935,657
3.88%, 08/15/59(a)	9,896	7,441,280
4.00%, 05/15/29(a)	7,959	7,756,595
4.20%, 05/15/32(a)	11,061	10,603,826
4.20%, 01/15/47	7,546	6,306,049
4.25%, 01/15/29(a)	9,590	9,463,011
4.25%, 03/15/43(a)	7,366	6,451,273
4.25%, 06/15/48	12,785	10,766,537
4.45%, 12/15/48	10,104	8,741,249
4.50%, 04/15/33	9,778	9,461,886
4.63%, 07/15/35(a)	7,117	6,891,333
4.75%, 07/15/45	17,692	16,239,975
4.75%, 05/15/52(a)	17,083	15,395,090
4.80%, 01/15/30	10,490	10,530,554
4.90%, 04/15/31(a)	6,049	6,076,652
4.95%, 01/15/32	10,968	10,985,065
4.95%, 05/15/62(a)	7,539	6,867,614
5.00%, 04/15/34(a)	9,446	9,407,694
5.05%, 04/15/53	16,832	15,810,319
5.15%, 07/15/34(a)	14,409	14,501,088
5.20%, 04/15/63	14,571	13,636,687
5.25%, 02/15/28(a)	2,447	2,501,739
5.30%, 02/15/30(a)	10,986	11,281,517
5.35%, 02/15/33(a)	13,474	13,836,845
5.38%, 04/15/54(a)	14,752	14,490,716
5.50%, 07/15/44(a)	15,464	15,626,418
5.50%, 04/15/64	9,356	9,196,191
5.63%, 07/15/54(a)	20,808	21,185,041
5.75%, 07/15/64	14,383	14,623,633
5.80%, 03/15/36	6,053	6,384,879
5.88%, 02/15/53	17,283	18,125,494
6.05%, 02/15/63(a)	10,718	11,403,340
6.88%, 02/15/38(a)	8,682	10,050,088
Universal Health Services Inc., 2.65%, 10/15/30(a)	13,156	11,398,783
		1,243,505,834
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.88%, 06/15/28	9,076	8,282,900
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.88%, 03/01/29(a)	$8,577	$8,639,304
5.95%, 07/15/29	6,917	6,980,103
Blue Owl Capital Corp., 2.88%, 06/11/28(a)	1,912	1,727,478
Blue Owl Credit Income Corp.
5.80%, 03/15/30(a)(b)	9,688	9,395,118
6.65%, 03/15/31	8,992	9,058,976
FS KKR Capital Corp., 3.13%, 10/12/28(a)	1,836	1,650,809
		45,734,688
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	9,779	9,088,837
Insurance — 2.1%
Allstate Corp. (The), 5.25%, 03/30/33(a)	2,158	2,177,167
American International Group Inc.
4.38%, 06/30/50(a)	9,666	8,242,252
4.75%, 04/01/48	10,782	9,767,819
4.80%, 07/10/45(a)	8,112	7,367,691
5.13%, 03/27/33(a)	3,789	3,779,556
Aon Corp.
2.80%, 05/15/30	6,918	6,197,805
3.75%, 05/02/29	9,867	9,444,382
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52(a)	10,421	7,982,578
5.35%, 02/28/33	3,022	3,062,950
Aon North America Inc.
5.15%, 03/01/29(a)	10,957	11,065,594
5.45%, 03/01/34(a)	11,405	11,548,068
5.75%, 03/01/54(a)	18,626	18,840,165
Arch Capital Group Ltd., 3.64%, 06/30/50	6,091	4,500,390
Arthur J Gallagher & Co., 3.50%, 05/20/51(a)	7,235	5,097,474
Athene Holding Ltd.
4.13%, 01/12/28	2,918	2,845,194
6.25%, 04/01/54(a)	6,525	6,691,939
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	1,971	1,650,512
2.50%, 01/15/51	8,596	5,302,011
2.85%, 10/15/50(a)	16,008	10,501,462
2.88%, 03/15/32(a)	2,819	2,508,499
3.85%, 03/15/52(a)	21,781	17,184,194
4.20%, 08/15/48	19,340	16,654,815
4.25%, 01/15/49	17,588	15,340,581
5.75%, 01/15/40(a)	7,928	8,547,511
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	11,274	10,521,238
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	1,967	1,561,638
Chubb Corp. (The), 6.00%, 05/11/37(a)	10,184	10,935,586
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	14,536	12,119,264
3.05%, 12/15/61(a)	3,395	2,160,043
4.35%, 11/03/45	9,386	8,205,681
5.00%, 03/15/34(a)	14,377	14,365,027
Corebridge Financial Inc.
3.85%, 04/05/29(a)	7,094	6,787,922
3.90%, 04/05/32	10,966	10,025,142
4.40%, 04/05/52(a)	9,380	7,700,968
5.75%, 01/15/34	7,047	7,206,197
Equitable Holdings Inc.
4.35%, 04/20/28	10,285	10,088,784
5.00%, 04/20/48(a)	10,950	10,044,449
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52(a)	8,478	5,375,258
3.50%, 10/15/50	6,993	4,818,185

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32(a)	$1,911	$1,934,839
6.00%, 12/07/33	5,385	5,528,948
6.35%, 03/22/54(a)	7,379	7,672,768
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	2,158	1,612,758
Manulife Financial Corp.
3.70%, 03/16/32(a)	6,816	6,312,071
5.38%, 03/04/46	3,526	3,485,005
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,867	4,227,233
4.38%, 03/15/29(a)	16,471	16,263,875
4.65%, 03/15/30	14,325	14,277,481
4.85%, 11/15/31	14,325	14,285,888
4.90%, 03/15/49(a)	9,152	8,484,821
5.00%, 03/15/35	23,420	23,310,533
5.40%, 03/15/55	16,725	16,666,054
5.70%, 09/15/53(a)	7,488	7,702,065
MetLife Inc.
4.05%, 03/01/45	8,526	7,079,637
4.13%, 08/13/42	7,154	6,087,243
4.55%, 03/23/30(a)	4,490	4,463,119
4.60%, 05/13/46(a)	7,211	6,467,938
4.88%, 11/13/43	6,873	6,433,818
5.00%, 07/15/52(a)	6,407	5,992,827
5.25%, 01/15/54(a)	8,459	8,256,995
5.30%, 12/15/34(a)	4,488	4,530,068
5.38%, 07/15/33(a)	6,017	6,175,751
5.70%, 06/15/35(a)	9,253	9,669,540
5.88%, 02/06/41(a)	7,954	8,311,799
6.38%, 06/15/34(a)	3,702	4,055,796
Progressive Corp. (The), 4.13%, 04/15/47	6,403	5,349,530
Prudential Financial Inc.
3.70%, 03/13/51(a)	13,968	10,562,405
3.91%, 12/07/47	8,496	6,708,314
3.94%, 12/07/49	9,064	7,150,388
4.35%, 02/25/50	8,559	7,265,317
4.60%, 05/15/44(a)	4,440	4,000,545
5.70%, 12/14/36(a)	7,389	7,749,050
Travelers Companies Inc. (The)
3.05%, 06/08/51	7,224	4,933,858
5.35%, 11/01/40(a)	4,998	5,003,204
5.45%, 05/25/53	4,659	4,753,213
6.25%, 06/15/37(a)	7,695	8,453,819
Willis North America Inc.
5.35%, 05/15/33	2,448	2,458,091
5.90%, 03/05/54	5,791	5,814,041
		607,706,636
Internet — 2.3%
Alphabet Inc.
1.10%, 08/15/30(a)	17,258	14,383,321
1.90%, 08/15/40	9,095	6,117,528
2.05%, 08/15/50(a)	20,226	11,925,527
2.25%, 08/15/60(a)	12,820	7,337,699
Amazon.com Inc.
1.50%, 06/03/30(a)	17,338	14,727,778
1.65%, 05/12/28	12,607	11,466,480
2.10%, 05/12/31	27,002	23,211,087
2.50%, 06/03/50(a)	22,260	13,920,102
2.70%, 06/03/60	13,368	8,035,311
2.88%, 05/12/41	22,428	16,921,406
Security	Par (000)	Value
Internet (continued)
3.10%, 05/12/51(a)	$27,680	$19,401,510
3.25%, 05/12/61	11,466	7,799,505
3.45%, 04/13/29	8,705	8,382,031
3.60%, 04/13/32	19,417	18,131,290
3.88%, 08/22/37	17,820	16,003,080
3.95%, 04/13/52(a)	21,919	17,962,478
4.05%, 08/22/47	32,319	27,429,384
4.10%, 04/13/62(a)	7,645	6,252,302
4.25%, 08/22/57	15,412	13,166,339
4.55%, 12/01/27	1,226	1,232,909
4.65%, 12/01/29(a)	8,533	8,600,359
4.70%, 12/01/32	15,979	16,034,410
4.80%, 12/05/34(a)	9,520	9,589,494
4.95%, 12/05/44(a)	17,951	17,619,081
Booking Holdings Inc., 4.63%, 04/13/30	14,817	14,746,065
eBay Inc.
2.60%, 05/10/31(a)	8,411	7,313,980
2.70%, 03/11/30(a)	12,064	10,855,303
3.65%, 05/10/51	6,961	5,058,523
4.00%, 07/15/42	5,537	4,516,054
Expedia Group Inc.
3.25%, 02/15/30(a)	13,794	12,740,820
3.80%, 02/15/28(a)	763	738,152
Meta Platforms Inc.
3.85%, 08/15/32(a)	29,041	27,352,214
4.30%, 08/15/29(a)	13,422	13,328,334
4.45%, 08/15/52	17,380	15,265,892
4.55%, 08/15/31	14,390	14,264,487
4.60%, 05/15/28	12,442	12,506,437
4.65%, 08/15/62(a)	11,093	9,832,784
4.75%, 08/15/34	25,632	25,338,578
4.80%, 05/15/30	14,546	14,742,816
4.95%, 05/15/33(a)	16,611	16,861,784
5.40%, 08/15/54	26,360	26,384,628
5.55%, 08/15/64	24,013	24,385,720
5.60%, 05/15/53(a)	18,052	18,681,004
5.75%, 05/15/63	11,910	12,423,224
Netflix Inc.
4.88%, 04/15/28	7,604	7,643,472
4.90%, 08/15/34(a)	8,306	8,279,084
5.40%, 08/15/54	11,342	11,400,767
5.88%, 11/15/28(a)	13,842	14,446,991
6.38%, 05/15/29	9,384	10,013,868
Uber Technologies Inc.
4.30%, 01/15/30(a)	5,342	5,190,507
4.80%, 09/15/34	4,052	3,923,682
5.35%, 09/15/54(a)	4,684	4,458,284
		668,343,865
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	9,792	10,616,450
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29(a)	4,039	3,774,932
Marriott International Inc./MD
4.90%, 04/15/29	8,419	8,437,022
5.30%, 05/15/34	10,055	10,042,156
5.35%, 03/15/35(a)	10,925	10,877,043
Series FF, 4.63%, 06/15/30(a)	9,550	9,410,288
Series GG, 3.50%, 10/15/32	7,706	6,848,480
Series HH, 2.85%, 04/15/31	10,603	9,309,073

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Sands China Ltd., 5.40%, 08/08/28(a)	$9,900	$9,856,420
		68,555,414
Machinery — 0.7%
Caterpillar Inc.
2.60%, 04/09/30(a)	6,389	5,785,295
3.25%, 09/19/49(a)	9,913	7,217,010
3.25%, 04/09/50(a)	9,591	6,951,278
3.80%, 08/15/42	15,701	13,104,238
5.20%, 05/27/41	5,927	5,888,531
Deere & Co.
3.75%, 04/15/50(a)	8,574	6,935,394
3.90%, 06/09/42(a)	6,579	5,625,300
Ingersoll Rand Inc.
5.18%, 06/15/29(a)	6,965	7,059,250
5.45%, 06/15/34(a)	7,351	7,501,271
5.70%, 08/14/33	6,157	6,386,996
John Deere Capital Corp.
4.40%, 09/08/31	9,605	9,369,515
4.50%, 01/16/29	13,536	13,505,781
4.70%, 06/10/30	9,742	9,738,738
4.75%, 01/20/28(a)	154	155,313
4.85%, 06/11/29(a)	7,910	7,971,092
4.90%, 03/07/31(a)	7,554	7,600,956
4.95%, 07/14/28	8,248	8,361,439
5.10%, 04/11/34(a)	5,947	6,030,916
5.15%, 09/08/33(a)	8,674	8,849,047
Series 1, 5.05%, 06/12/34(a)	7,784	7,851,480
Otis Worldwide Corp.
2.57%, 02/15/30(a)	14,414	12,845,045
3.11%, 02/15/40(a)	5,704	4,423,926
3.36%, 02/15/50(a)	5,431	3,927,666
5.25%, 08/16/28(a)	6,885	7,010,107
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	10,772	10,722,723
		190,818,307
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29(a)	8,704	7,834,234
3.25%, 08/26/49(a)	6,596	4,694,457
3.38%, 03/01/29(a)	7,608	7,211,113
4.00%, 09/14/48(a)	7,774	6,501,771
Eaton Corp.
4.15%, 03/15/33(a)	11,524	11,027,696
4.15%, 11/02/42	6,771	5,852,476
Illinois Tool Works Inc., 3.90%, 09/01/42	6,698	5,600,259
Parker-Hannifin Corp.
3.25%, 06/14/29	6,477	6,082,069
4.00%, 06/14/49(a)	5,584	4,565,434
4.50%, 09/15/29(a)	10,923	10,838,471
Teledyne Technologies Inc., 2.75%, 04/01/31	9,271	8,201,723
		78,409,703
Media — 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5,065	4,447,248
2.30%, 02/01/32	6,836	5,395,342
2.80%, 04/01/31	6,725	5,651,532
3.50%, 06/01/41	13,619	9,323,359
3.50%, 03/01/42	11,145	7,514,599
Security	Par (000)	Value
Media (continued)
3.70%, 04/01/51	$18,255	$11,416,336
3.75%, 02/15/28(a)	651	619,935
3.85%, 04/01/61	16,782	10,089,667
3.90%, 06/01/52	18,918	12,144,853
3.95%, 06/30/62	11,347	6,900,246
4.20%, 03/15/28(a)	2,643	2,546,828
4.40%, 04/01/33	7,663	6,858,404
4.40%, 12/01/61	11,750	7,833,542
4.80%, 03/01/50	21,814	16,391,400
5.05%, 03/30/29(a)	5,722	5,607,398
5.13%, 07/01/49	9,805	7,704,514
5.25%, 04/01/53(a)	11,619	9,288,492
5.38%, 04/01/38	6,374	5,680,903
5.38%, 05/01/47(a)	20,508	16,764,205
5.50%, 04/01/63	8,141	6,468,252
5.75%, 04/01/48(a)	19,360	16,528,916
6.10%, 06/01/29	7,206	7,362,991
6.38%, 10/23/35(a)	14,606	14,627,561
6.48%, 10/23/45	27,745	26,196,485
6.55%, 06/01/34(a)	10,514	10,719,313
6.65%, 02/01/34	5,580	5,724,437
Comcast Corp.
1.50%, 02/15/31	8,417	6,904,475
1.95%, 01/15/31(a)	10,688	9,038,370
2.45%, 08/15/52(a)	15,286	8,792,010
2.65%, 02/01/30(a)	7,390	6,658,749
2.65%, 08/15/62	8,500	4,735,482
2.80%, 01/15/51(a)	16,062	10,095,913
2.89%, 11/01/51	40,379	25,650,784
2.94%, 11/01/56(a)	46,173	28,489,457
2.99%, 11/01/63	29,714	17,727,622
3.15%, 02/15/28	4,327	4,132,309
3.20%, 07/15/36(a)	8,421	6,934,999
3.25%, 11/01/39	12,705	9,857,745
3.40%, 04/01/30(a)	8,308	7,757,209
3.40%, 07/15/46	13,316	9,727,414
3.45%, 02/01/50	16,682	12,022,424
3.55%, 05/01/28(a)	2,464	2,375,792
3.75%, 04/01/40	13,554	11,211,758
3.90%, 03/01/38	9,959	8,579,731
3.97%, 11/01/47	18,416	14,612,787
4.00%, 08/15/47	8,973	7,186,012
4.00%, 03/01/48	12,379	9,921,890
4.00%, 11/01/49	20,148	16,004,693
4.05%, 11/01/52	9,756	7,708,338
4.15%, 10/15/28	24,137	23,672,708
4.20%, 08/15/34(a)	8,330	7,770,312
4.25%, 10/15/30(a)	7,217	7,009,999
4.25%, 01/15/33	15,013	14,273,446
4.40%, 08/15/35(a)	5,197	4,874,432
4.55%, 01/15/29	2,035	2,027,222
4.60%, 10/15/38	7,513	6,971,485
4.60%, 08/15/45	8,406	7,446,097
4.65%, 02/15/33(a)	6,495	6,378,761
4.70%, 10/15/48(a)	17,956	16,183,373
4.80%, 05/15/33(a)	7,616	7,516,321
4.95%, 10/15/58(a)	6,210	5,654,458
5.10%, 06/01/29(a)	3,304	3,356,444
5.30%, 06/01/34(a)	8,182	8,322,098
5.35%, 05/15/53(a)	14,789	14,299,917
5.50%, 11/15/32(a)	1,260	1,306,076

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.50%, 05/15/64(a)	$10,037	$9,822,519
5.65%, 06/15/35	5,452	5,663,136
5.65%, 06/01/54(a)	10,379	10,532,355
7.05%, 03/15/33	5,635	6,417,425
Discovery Communications LLC
3.63%, 05/15/30	5,109	4,516,088
3.95%, 03/20/28	4,499	4,252,629
4.13%, 05/15/29(a)	1,410	1,308,791
Fox Corp.
4.71%, 01/25/29(a)	23,039	22,905,676
5.48%, 01/25/39(a)	10,940	10,561,115
5.58%, 01/25/49(a)	9,249	8,761,088
6.50%, 10/13/33	11,604	12,351,059
Paramount Global
4.20%, 05/19/32	2,549	2,222,618
4.38%, 03/15/43	5,601	4,033,861
4.95%, 01/15/31(a)	7,906	7,348,555
4.95%, 05/19/50	3,180	2,373,381
5.85%, 09/01/43	6,366	5,421,603
6.88%, 04/30/36(a)	7,787	7,761,380
7.88%, 07/30/30	1,834	1,975,432
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	10,209	11,457,738
Time Warner Cable LLC
4.50%, 09/15/42	8,805	6,576,241
5.50%, 09/01/41	9,912	8,362,729
5.88%, 11/15/40	4,375	3,867,909
6.55%, 05/01/37	13,352	12,821,995
6.75%, 06/15/39(a)	14,422	13,997,402
7.30%, 07/01/38(a)	13,167	13,408,056
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	9,215	7,809,998
Walt Disney Co. (The)
2.00%, 09/01/29	24,767	21,989,141
2.65%, 01/13/31(a)	26,970	23,970,763
2.75%, 09/01/49	15,440	9,959,215
3.50%, 05/13/40	16,697	13,567,289
3.60%, 01/13/51	26,087	19,657,932
3.80%, 03/22/30(a)	15,860	15,199,848
3.80%, 05/13/60	5,460	4,095,668
4.63%, 03/23/40(a)	5,181	4,884,976
4.70%, 03/23/50(a)	18,765	17,255,108
6.20%, 12/15/34	8,899	9,784,042
6.40%, 12/15/35	8,799	9,748,035
6.65%, 11/15/37	10,404	11,776,880
		991,415,546
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	7,916	8,026,765
5.75%, 05/01/43	6,561	6,681,807
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,955	7,223,497
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	8,847	7,650,111
4.75%, 02/28/28(a)	9,485	9,537,591
4.90%, 02/28/33(a)	7,545	7,506,065
5.00%, 09/30/43	18,555	17,752,057
5.25%, 09/08/30(a)	11,732	12,036,413
5.25%, 09/08/33	11,500	11,687,172
5.50%, 09/08/53(a)	6,086	6,182,581
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	15,210	14,603,375
Security	Par (000)	Value
Mining (continued)
Newmont Corp.
2.25%, 10/01/30(a)	$14,887	$12,969,785
2.60%, 07/15/32(a)	7,633	6,544,738
4.88%, 03/15/42(a)	8,454	7,947,397
6.25%, 10/01/39(a)	7,806	8,445,162
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	8,483	8,637,627
Rio Tinto Alcan Inc., 6.13%, 12/15/33	7,584	8,191,265
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51(a)	9,924	6,303,633
5.20%, 11/02/40	9,138	9,057,605
7.13%, 07/15/28	6,141	6,643,117
Rio Tinto Finance USA PLC
4.13%, 08/21/42	7,101	6,123,913
5.13%, 03/09/53	8,598	8,249,682
		198,001,358
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31(a)	7,967	7,141,917
Oil & Gas — 3.7%
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	6,325	5,360,152
2.72%, 01/12/32(a)	16,167	14,005,702
2.77%, 11/10/50	14,198	8,824,697
2.94%, 06/04/51(a)	19,158	12,310,028
3.00%, 02/24/50(a)	16,862	11,086,065
3.00%, 03/17/52(a)	11,107	7,237,197
3.06%, 06/17/41	14,251	10,546,511
3.38%, 02/08/61(a)	15,979	10,538,026
3.63%, 04/06/30	11,380	10,766,065
3.94%, 09/21/28	6,938	6,743,885
4.23%, 11/06/28(a)	12,977	12,772,109
4.70%, 04/10/29(a)	7,657	7,631,518
4.81%, 02/13/33	15,884	15,532,022
4.89%, 09/11/33(a)	12,004	11,804,659
4.97%, 10/17/29	6,572	6,624,448
4.99%, 04/10/34(a)	9,293	9,172,576
5.23%, 11/17/34	8,607	8,652,752
BP Capital Markets PLC, 3.72%, 11/28/28	4,097	3,949,018
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	4,544	4,013,035
6.25%, 03/15/38	7,458	7,758,249
Cenovus Energy Inc., 3.75%, 02/15/52(a)	6,077	4,318,939
Chevron Corp.
2.24%, 05/11/30(a)	15,187	13,401,545
3.08%, 05/11/50(a)	5,776	4,023,121
Chevron USA Inc., 2.34%, 08/12/50(a)	5,855	3,469,021
ConocoPhillips Co.
3.76%, 03/15/42	5,821	4,727,983
3.80%, 03/15/52(a)	10,470	7,955,211
4.03%, 03/15/62	13,144	9,991,429
4.30%, 11/15/44(a)	6,189	5,265,956
5.05%, 09/15/33(a)	6,941	6,972,016
5.30%, 05/15/53(a)	8,771	8,462,409
5.55%, 03/15/54(a)	6,101	6,073,969
6.50%, 02/01/39(a)	13,348	14,806,532
6.95%, 04/15/29(a)	17,054	18,663,916
Continental Resources Inc./OK, 4.38%, 01/15/28	1,914	1,856,072

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Devon Energy Corp.
4.75%, 05/15/42	$4,004	$3,404,751
5.00%, 06/15/45(a)	4,837	4,141,507
5.20%, 09/15/34(a)	11,263	10,821,337
5.60%, 07/15/41(a)	9,146	8,648,563
5.75%, 09/15/54(a)	11,716	10,891,279
Diamondback Energy Inc.
3.13%, 03/24/31	7,403	6,592,783
3.50%, 12/01/29	11,428	10,654,088
4.25%, 03/15/52(a)	6,689	5,219,629
5.15%, 01/30/30	8,476	8,513,506
5.40%, 04/18/34	13,226	13,203,835
5.75%, 04/18/54	9,831	9,565,368
5.90%, 04/18/64	6,885	6,634,189
6.25%, 03/15/33(a)	8,701	9,166,408
EOG Resources Inc.
4.38%, 04/15/30(a)	5,355	5,258,111
4.95%, 04/15/50(a)	3,632	3,331,152
EQT Corp., 5.75%, 02/01/34(a)	4,989	5,012,853
Equinor ASA
2.38%, 05/22/30(a)	1,971	1,759,066
3.13%, 04/06/30	3,541	3,279,293
3.25%, 11/18/49	1,907	1,364,200
3.63%, 09/10/28(a)	2,694	2,611,196
3.70%, 04/06/50(a)	1,585	1,232,034
3.95%, 05/15/43	1,560	1,309,553
4.80%, 11/08/43	1,772	1,663,837
5.10%, 08/17/40	1,581	1,557,220
Expand Energy Corp., 4.75%, 02/01/32	2,292	2,155,924
Exxon Mobil Corp.
2.44%, 08/16/29(a)	4,644	4,238,504
2.61%, 10/15/30(a)	17,674	15,805,869
3.00%, 08/16/39	6,336	4,901,904
3.10%, 08/16/49	13,868	9,627,759
3.45%, 04/15/51	20,602	15,117,082
3.48%, 03/19/30	13,955	13,214,365
3.57%, 03/06/45	10,496	8,205,908
4.11%, 03/01/46	21,800	18,405,435
4.23%, 03/19/40	16,490	14,702,129
4.33%, 03/19/50(a)	24,905	21,367,832
Hess Corp.
5.60%, 02/15/41(a)	8,713	8,765,344
6.00%, 01/15/40	2,521	2,647,164
Marathon Oil Corp., 6.60%, 10/01/37	5,594	6,154,865
Marathon Petroleum Corp.
4.75%, 09/15/44	8,699	7,424,521
6.50%, 03/01/41(a)	11,818	12,418,298
Occidental Petroleum Corp.
5.20%, 08/01/29(a)	16,451	16,390,485
5.38%, 01/01/32(a)	8,051	7,941,136
5.55%, 10/01/34(a)	11,803	11,573,833
6.05%, 10/01/54	10,335	10,041,793
6.13%, 01/01/31(a)	10,129	10,424,112
6.45%, 09/15/36	11,157	11,531,312
6.60%, 03/15/46(a)	4,928	5,053,072
6.63%, 09/01/30	12,723	13,364,038
7.50%, 05/01/31(a)	7,623	8,430,052
8.88%, 07/15/30	4,404	5,062,556
Phillips 66
2.15%, 12/15/30	9,164	7,815,417
3.30%, 03/15/52	7,042	4,663,902
Security	Par (000)	Value
Oil & Gas (continued)
3.90%, 03/15/28	$1,978	$1,924,633
4.65%, 11/15/34	8,569	8,108,454
4.88%, 11/15/44(a)	11,617	10,334,359
5.88%, 05/01/42	12,470	12,654,602
Phillips 66 Co.
4.95%, 12/01/27	592	597,310
5.25%, 06/15/31(a)	1,876	1,890,444
5.30%, 06/30/33(a)	8,568	8,561,690
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,435	6,330,454
2.15%, 01/15/31	4,747	4,071,501
Shell Finance U.S. Inc.
2.38%, 11/07/29(a)	12,866	11,596,114
2.75%, 04/06/30(a)	16,788	15,274,350
3.25%, 04/06/50(a)	19,777	13,916,094
3.75%, 09/12/46	14,195	11,015,908
4.00%, 05/10/46	22,089	17,999,809
4.13%, 05/11/35(a)	10,272	9,556,107
4.38%, 05/11/45	29,062	25,085,598
4.55%, 08/12/43	13,010	11,774,469
Shell International Finance BV
3.00%, 11/26/51	7,907	5,255,033
3.13%, 11/07/49	11,513	7,957,394
3.88%, 11/13/28	5,536	5,395,080
5.50%, 03/25/40(a)	3,926	4,023,376
6.38%, 12/15/38	21,116	23,500,862
Suncor Energy Inc.
3.75%, 03/04/51(a)	5,028	3,653,806
4.00%, 11/15/47	2,430	1,853,829
6.85%, 06/01/39	6,748	7,391,677
TotalEnergies Capital International SA
2.83%, 01/10/30	8,588	7,871,142
2.99%, 06/29/41	6,878	5,106,072
3.13%, 05/29/50	19,691	13,597,171
3.39%, 06/29/60	4,779	3,245,936
3.46%, 02/19/29(a)	5,802	5,557,363
3.46%, 07/12/49	9,565	7,041,078
TotalEnergies Capital SA
3.88%, 10/11/28	3,745	3,652,810
4.72%, 09/10/34(a)	9,871	9,630,630
5.15%, 04/05/34(a)	6,576	6,638,432
5.28%, 09/10/54	9,269	8,918,906
5.43%, 09/10/64	11,854	11,390,669
5.49%, 04/05/54	13,834	13,699,610
5.64%, 04/05/64(a)	11,876	11,861,868
Valero Energy Corp.
3.65%, 12/01/51(a)	8,793	6,119,091
6.63%, 06/15/37	13,631	14,726,957
Woodside Finance Ltd.
5.10%, 09/12/34	7,879	7,620,511
5.70%, 09/12/54(a)	8,440	8,173,946
		1,083,172,347
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	5,487	5,299,030
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47(a)	10,574	8,571,034
Halliburton Co.
2.92%, 03/01/30(a)	10,138	9,175,211
4.75%, 08/01/43	3,724	3,317,411
4.85%, 11/15/35(a)	7,767	7,454,796
5.00%, 11/15/45(a)	13,929	12,655,618

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
6.70%, 09/15/38(a)	$6,873	$7,634,223
7.45%, 09/15/39	7,811	9,211,517
Schlumberger Investment SA, 2.65%, 06/26/30(a)	8,216	7,372,552
		70,691,392
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31(a)	4,672	4,048,447
Berry Global Inc.
5.65%, 01/15/34(b)	7,283	7,265,190
5.80%, 06/15/31(b)	6,980	7,080,176
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	8,074	8,155,335
5.44%, 04/03/34(a)(b)	10,115	10,181,472
5.78%, 04/03/54(a)(b)	9,941	10,000,643
WRKCo Inc., 4.90%, 03/15/29(a)	7,673	7,643,857
		54,375,120
Pharmaceuticals — 7.3%
AbbVie Inc.
3.20%, 11/21/29	43,636	40,785,020
4.05%, 11/21/39	34,862	30,623,541
4.25%, 11/14/28(a)	10,262	10,166,618
4.25%, 11/21/49(a)	46,320	39,356,895
4.30%, 05/14/36	7,241	6,754,716
4.40%, 11/06/42	23,852	21,287,464
4.45%, 05/14/46	18,644	16,475,824
4.50%, 05/14/35	16,818	16,059,638
4.55%, 03/15/35	13,429	12,921,294
4.70%, 05/14/45	23,944	21,962,179
4.75%, 03/15/45	9,042	8,346,244
4.80%, 03/15/29	16,551	16,672,547
4.85%, 06/15/44	11,354	10,658,889
4.88%, 11/14/48(a)	15,873	14,841,912
4.95%, 03/15/31	13,222	13,347,527
5.05%, 03/15/34(a)	20,676	20,822,909
5.35%, 03/15/44	5,829	5,843,584
5.40%, 03/15/54	24,308	24,487,252
5.50%, 03/15/64	11,449	11,529,912
Astrazeneca Finance LLC
1.75%, 05/28/28	13,986	12,730,147
2.25%, 05/28/31(a)	8,932	7,691,955
4.85%, 02/26/29	15,350	15,486,842
4.88%, 03/03/28	4,030	4,069,523
4.90%, 02/26/31	10,484	10,587,129
5.00%, 02/26/34	12,014	12,080,081
AstraZeneca PLC
1.38%, 08/06/30	14,822	12,398,954
3.00%, 05/28/51(a)	3,349	2,319,662
4.00%, 01/17/29(a)	13,771	13,486,559
4.00%, 09/18/42	6,377	5,466,915
4.38%, 11/16/45	5,408	4,798,441
4.38%, 08/17/48(a)	3,749	3,315,589
6.45%, 09/15/37	23,203	26,003,843
Becton Dickinson & Co.
1.96%, 02/11/31	9,952	8,355,401
2.82%, 05/20/30(a)	9,715	8,738,921
4.67%, 06/06/47	11,719	10,316,686
4.69%, 02/13/28(a)	1,908	1,906,964
4.69%, 12/15/44(a)	7,619	6,802,732
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	$12,343	$10,280,711
2.35%, 11/13/40(a)	10,721	7,339,245
2.55%, 11/13/50	14,734	8,924,404
2.95%, 03/15/32(a)	13,055	11,521,062
3.40%, 07/26/29(a)	13,504	12,820,361
3.55%, 03/15/42	13,256	10,614,261
3.70%, 03/15/52(a)	16,048	12,132,304
3.90%, 02/20/28	3,412	3,349,386
3.90%, 03/15/62	6,360	4,757,965
4.13%, 06/15/39	11,133	9,828,281
4.25%, 10/26/49	31,894	26,655,152
4.35%, 11/15/47	11,411	9,665,078
4.55%, 02/20/48	13,326	11,768,669
4.90%, 02/22/29(a)	11,589	11,728,598
5.10%, 02/22/31(a)	9,795	9,957,945
5.20%, 02/22/34(a)	18,858	19,180,559
5.55%, 02/22/54(a)	20,505	20,775,319
5.65%, 02/22/64	14,845	14,882,265
5.75%, 02/01/31(a)	9,229	9,664,055
5.90%, 11/15/33(a)	6,635	7,092,201
6.25%, 11/15/53(a)	11,425	12,581,322
6.40%, 11/15/63	9,725	10,870,008
Cencora Inc., 2.70%, 03/15/31(a)	12,460	10,896,771
CVS Health Corp.
1.75%, 08/21/30	11,383	9,378,193
1.88%, 02/28/31(a)	9,698	7,884,289
2.13%, 09/15/31(a)	9,619	7,807,836
2.70%, 08/21/40	12,122	8,100,388
3.25%, 08/15/29	12,797	11,757,623
3.75%, 04/01/30	13,156	12,200,748
4.13%, 04/01/40	10,741	8,672,039
4.25%, 04/01/50	7,171	5,475,241
4.30%, 03/25/28	35,551	34,616,172
4.78%, 03/25/38	35,737	31,886,510
5.00%, 01/30/29	9,007	8,975,279
5.05%, 03/25/48(a)	61,867	53,401,299
5.13%, 02/21/30	11,759	11,682,294
5.13%, 07/20/45(a)	26,321	23,062,031
5.25%, 01/30/31(a)	4,116	4,090,815
5.25%, 02/21/33	13,823	13,574,110
5.30%, 06/01/33(a)	9,844	9,662,825
5.30%, 12/05/43(a)	7,998	7,247,047
5.40%, 06/01/29(a)	5,276	5,322,242
5.55%, 06/01/31	8,165	8,223,235
5.63%, 02/21/53(a)	10,457	9,700,180
5.70%, 06/01/34(a)	9,183	9,215,244
5.88%, 06/01/53(a)	9,024	8,684,928
6.00%, 06/01/44(a)	6,748	6,603,963
6.00%, 06/01/63	5,611	5,420,982
6.05%, 06/01/54(a)	8,180	8,081,549
Eli Lilly & Co.
2.25%, 05/15/50(a)	2,714	1,607,623
2.50%, 09/15/60	5,024	2,835,830
3.38%, 03/15/29	9,116	8,724,573
3.95%, 03/15/49(a)	6,285	5,199,484
4.20%, 08/14/29	10,249	10,104,774
4.50%, 02/09/29(a)	7,305	7,309,609
4.60%, 08/14/34	13,236	12,917,719
4.70%, 02/27/33(a)	8,699	8,652,724
4.70%, 02/09/34	11,955	11,787,864

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 02/27/53(a)	$8,941	$8,460,275
4.95%, 02/27/63	7,247	6,857,181
5.00%, 02/09/54(a)	10,613	10,238,980
5.05%, 08/14/54	8,629	8,370,126
5.10%, 02/09/64	12,765	12,259,546
5.20%, 08/14/64	9,793	9,551,610
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	10,687	10,468,903
6.38%, 05/15/38(a)	20,861	23,184,586
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	8,688	8,262,587
Johnson & Johnson
1.30%, 09/01/30(a)	19,886	16,750,648
2.10%, 09/01/40(a)	5,248	3,601,291
2.25%, 09/01/50(a)	7,270	4,435,135
2.45%, 09/01/60(a)	6,709	3,895,877
2.90%, 01/15/28(a)	1,257	1,205,745
3.40%, 01/15/38(a)	12,337	10,548,501
3.50%, 01/15/48(a)	1,502	1,188,118
3.55%, 03/01/36	5,174	4,610,134
3.63%, 03/03/37	12,592	11,133,166
3.70%, 03/01/46	12,661	10,402,211
3.75%, 03/03/47	5,242	4,305,560
4.38%, 12/05/33(a)	5,976	5,933,533
4.80%, 06/01/29(a)	8,600	8,736,779
4.90%, 06/01/31	11,637	11,814,904
4.95%, 06/01/34(a)	7,698	7,854,226
5.25%, 06/01/54(a)	5,583	5,738,915
5.95%, 08/15/37(a)	10,354	11,404,044
Merck & Co. Inc.
1.45%, 06/24/30	15,354	12,934,159
1.90%, 12/10/28(a)	12,303	11,139,981
2.15%, 12/10/31	18,772	15,968,246
2.35%, 06/24/40	8,965	6,225,211
2.45%, 06/24/50	11,036	6,683,367
2.75%, 12/10/51(a)	16,830	10,680,527
2.90%, 12/10/61	11,269	6,821,300
3.40%, 03/07/29	19,463	18,614,838
3.70%, 02/10/45	16,425	13,074,087
3.90%, 03/07/39	4,711	4,091,848
4.00%, 03/07/49	13,026	10,677,007
4.15%, 05/18/43	7,169	6,209,310
4.30%, 05/17/30(a)	8,428	8,309,483
4.50%, 05/17/33(a)	13,804	13,540,117
4.90%, 05/17/44(a)	7,607	7,274,089
5.00%, 05/17/53(a)	11,994	11,390,300
5.15%, 05/17/63	4,899	4,723,556
Mylan Inc.
4.55%, 04/15/28(a)	4,098	4,020,756
5.20%, 04/15/48(a)	6,155	5,153,922
Novartis Capital Corp.
2.20%, 08/14/30(a)	19,559	17,219,131
2.75%, 08/14/50(a)	7,123	4,741,517
3.80%, 09/18/29	9,289	8,992,117
4.00%, 09/18/31(a)	9,178	8,817,384
4.00%, 11/20/45	5,997	5,092,496
4.20%, 09/18/34	12,442	11,795,195
4.40%, 05/06/44	13,947	12,612,661
4.70%, 09/18/54	6,375	5,893,561
Pfizer Inc.
1.70%, 05/28/30(a)	8,653	7,426,336
Security	Par (000)	Value
Pharmaceuticals (continued)
1.75%, 08/18/31(a)	$8,416	$6,993,382
2.55%, 05/28/40	10,281	7,339,539
2.63%, 04/01/30	11,024	9,962,772
2.70%, 05/28/50(a)	13,618	8,849,106
3.45%, 03/15/29(a)	10,345	9,909,229
3.60%, 09/15/28(a)	1,713	1,664,085
3.90%, 03/15/39(a)	6,889	5,987,540
4.00%, 12/15/36(a)	7,382	6,725,388
4.00%, 03/15/49(a)	10,630	8,762,594
4.13%, 12/15/46	11,196	9,363,897
4.20%, 09/15/48(a)	9,952	8,424,480
4.30%, 06/15/43(a)	5,377	4,728,780
4.40%, 05/15/44(a)	6,923	6,234,472
7.20%, 03/15/39	19,630	23,371,959
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28(a)	26,778	26,664,625
4.65%, 05/19/30	24,322	24,277,856
4.75%, 05/19/33	39,842	39,192,006
5.11%, 05/19/43(a)	25,005	24,214,412
5.30%, 05/19/53	46,473	45,413,643
5.34%, 05/19/63	30,726	29,555,167
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	27,090	23,532,213
3.03%, 07/09/40	9,210	6,895,209
3.18%, 07/09/50(a)	15,490	10,577,202
3.38%, 07/09/60(a)	5,517	3,678,092
5.00%, 11/26/28(a)	19,414	19,581,275
5.30%, 07/05/34	10,959	11,086,038
5.65%, 07/05/44(a)	6,109	6,211,093
Utah Acquisition Sub Inc., 5.25%, 06/15/46	8,992	7,600,395
Viatris Inc.
2.70%, 06/22/30(a)	13,170	11,415,103
3.85%, 06/22/40(a)	13,674	10,244,420
4.00%, 06/22/50	17,356	11,981,675
Wyeth LLC
5.95%, 04/01/37	16,584	17,644,948
6.50%, 02/01/34(a)	3,964	4,403,809
Zoetis Inc.
2.00%, 05/15/30	11,409	9,845,277
4.70%, 02/01/43	4,992	4,535,536
5.60%, 11/16/32(a)	5,402	5,611,540
		2,130,467,333
Pipelines — 4.0%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	7,464	7,022,517
Cheniere Energy Inc.
4.63%, 10/15/28(a)	8,806	8,626,446
5.65%, 04/15/34(a)	13,365	13,440,975
Cheniere Energy Partners LP
3.25%, 01/31/32(a)	9,968	8,674,798
4.00%, 03/01/31	9,321	8,627,526
4.50%, 10/01/29	10,231	9,863,714
5.75%, 08/15/34(b)	11,156	11,282,354
5.95%, 06/30/33(a)	10,939	11,242,928
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	2,891	2,826,812
Enbridge Inc.
2.50%, 08/01/33(a)	6,509	5,304,333
3.13%, 11/15/29(a)	8,477	7,820,396
3.40%, 08/01/51	5,702	3,918,232
5.30%, 04/05/29(a)	6,873	6,974,196

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.50%, 12/01/46	$5,792	$5,593,937
5.63%, 04/05/34	10,145	10,313,893
5.70%, 03/08/33(a)	20,118	20,616,691
5.95%, 04/05/54(a)	5,696	5,834,433
6.00%, 11/15/28(a)	7,012	7,312,443
6.20%, 11/15/30(a)	5,798	6,142,176
6.70%, 11/15/53(a)	9,219	10,296,806
Energy Transfer LP
3.75%, 05/15/30	9,671	9,011,308
4.95%, 05/15/28(a)	5,915	5,925,219
4.95%, 06/15/28	5,215	5,224,144
5.00%, 05/15/50(a)	16,426	14,221,591
5.15%, 03/15/45	10,240	9,155,320
5.25%, 04/15/29(a)	11,157	11,252,871
5.25%, 07/01/29(a)	5,312	5,363,625
5.30%, 04/15/47	6,676	6,003,061
5.35%, 05/15/45	7,696	7,048,554
5.40%, 10/01/47	13,244	12,091,689
5.55%, 02/15/28(a)	2,824	2,884,355
5.55%, 05/15/34	9,158	9,203,390
5.60%, 09/01/34(a)	10,885	10,950,477
5.75%, 02/15/33	9,292	9,477,268
5.95%, 05/15/54(a)	14,356	14,156,819
6.00%, 06/15/48	9,164	9,047,745
6.05%, 09/01/54	10,315	10,299,560
6.13%, 12/15/45	9,289	9,300,824
6.25%, 04/15/49(a)	15,350	15,574,079
6.40%, 12/01/30(a)	8,239	8,738,439
6.50%, 02/01/42	8,404	8,832,683
6.55%, 12/01/33	12,122	13,004,559
Enterprise Products Operating LLC
2.80%, 01/31/30	9,769	8,862,280
3.13%, 07/31/29	5,692	5,309,858
3.20%, 02/15/52	7,558	5,113,213
3.30%, 02/15/53(a)	8,713	5,959,999
3.70%, 01/31/51	8,724	6,515,942
3.95%, 01/31/60(a)	6,996	5,245,825
4.15%, 10/16/28	6,184	6,059,778
4.20%, 01/31/50	10,248	8,364,301
4.25%, 02/15/48(a)	12,987	10,792,422
4.45%, 02/15/43	10,465	9,152,983
4.80%, 02/01/49(a)	10,193	9,141,217
4.85%, 01/31/34(a)	6,430	6,306,379
4.85%, 08/15/42	7,028	6,492,941
4.85%, 03/15/44(a)	12,560	11,510,825
4.90%, 05/15/46	8,750	8,016,882
4.95%, 02/15/35(a)	10,181	10,046,620
5.10%, 02/15/45(a)	9,844	9,282,898
5.35%, 01/31/33(a)	6,208	6,340,074
5.55%, 02/16/55	11,546	11,428,883
5.95%, 02/01/41	6,253	6,533,442
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	6,682	6,307,879
6.95%, 01/15/38(a)	8,776	9,622,809
Kinder Morgan Inc.
2.00%, 02/15/31(a)	4,446	3,740,896
3.60%, 02/15/51(a)	8,556	5,943,598
4.30%, 03/01/28	4,524	4,455,776
4.80%, 02/01/33	7,917	7,607,059
5.00%, 02/01/29	8,588	8,588,970
5.05%, 02/15/46	8,399	7,461,707
Security	Par (000)	Value
Pipelines (continued)
5.20%, 06/01/33(a)	$11,033	$10,846,086
5.20%, 03/01/48	7,924	7,140,013
5.30%, 12/01/34	8,411	8,291,634
5.40%, 02/01/34	8,619	8,582,658
5.45%, 08/01/52(a)	5,828	5,450,321
5.55%, 06/01/45	15,862	15,034,928
5.95%, 08/01/54(a)	5,868	5,863,591
7.75%, 01/15/32	4,999	5,719,218
MPLX LP
2.65%, 08/15/30	13,534	11,903,482
4.00%, 03/15/28	5,705	5,552,343
4.50%, 04/15/38(a)	13,965	12,361,878
4.70%, 04/15/48	15,217	12,760,742
4.80%, 02/15/29(a)	3,707	3,685,950
4.95%, 09/01/32(a)	7,354	7,177,456
4.95%, 03/14/52	12,769	11,005,084
5.00%, 03/01/33(a)	7,755	7,538,417
5.20%, 03/01/47(a)	5,840	5,271,253
5.50%, 06/01/34	12,717	12,702,574
5.50%, 02/15/49	10,017	9,370,050
ONEOK Inc.
3.10%, 03/15/30	5,114	4,650,018
3.95%, 03/01/50	5,430	3,998,192
4.55%, 07/15/28	1,607	1,588,266
4.75%, 10/15/31(a)	7,363	7,185,064
5.05%, 11/01/34	7,999	7,781,770
5.20%, 07/15/48(a)	6,488	5,825,321
5.65%, 11/01/28(a)	2,508	2,574,289
5.70%, 11/01/54(a)	11,866	11,526,567
5.85%, 11/01/64	6,290	6,084,881
6.05%, 09/01/33	8,479	8,831,816
6.10%, 11/15/32	6,090	6,402,725
6.63%, 09/01/53(a)	14,210	15,300,957
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	3,741	3,480,809
3.80%, 09/15/30	6,908	6,440,230
Sabine Pass Liquefaction LLC
4.20%, 03/15/28(a)	4,494	4,405,036
4.50%, 05/15/30(a)	15,807	15,375,910
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29(b)	16,265	15,994,450
5.58%, 10/01/34(b)	14,626	14,441,674
Targa Resources Corp.
4.20%, 02/01/33	4,779	4,390,662
4.95%, 04/15/52	3,399	2,947,608
5.50%, 02/15/35	11,394	11,356,064
6.13%, 03/15/33(a)	8,469	8,840,942
6.15%, 03/01/29(a)	8,615	8,993,967
6.50%, 03/30/34	10,202	10,934,477
6.50%, 02/15/53(a)	4,573	4,903,779
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32(a)	9,269	8,494,744
4.88%, 02/01/31	6,812	6,616,062
5.50%, 03/01/30(a)	8,036	8,068,544
TransCanada PipeLines Ltd.
4.10%, 04/15/30	8,834	8,444,133
4.25%, 05/15/28(a)	10,572	10,367,644
4.63%, 03/01/34	8,148	7,700,939
5.10%, 03/15/49(a)	4,184	3,964,119

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.10%, 06/01/40(a)	$4,884	$5,058,291
6.20%, 10/15/37	8,654	9,063,389
7.63%, 01/15/39	10,465	12,327,473
Western Midstream Operating LP
4.05%, 02/01/30	8,834	8,302,222
5.25%, 02/01/50	7,274	6,339,263
5.45%, 11/15/34	10,709	10,444,035
6.15%, 04/01/33	10,149	10,504,744
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	12,579	10,893,161
3.50%, 11/15/30	7,117	6,560,464
4.65%, 08/15/32(a)	6,450	6,227,512
4.85%, 03/01/48	3,418	3,007,992
4.90%, 03/15/29(a)	11,361	11,333,994
5.10%, 09/15/45	5,999	5,502,876
5.15%, 03/15/34	9,751	9,602,166
5.30%, 08/15/28(a)	5,589	5,676,453
5.30%, 08/15/52(a)	5,611	5,266,628
5.65%, 03/15/33	6,221	6,363,166
5.80%, 11/15/54(a)	8,717	8,755,679
6.30%, 04/15/40	8,219	8,689,639
		1,152,797,126
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34(a)	6,996	7,302,831
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	3,884	3,016,483
2.00%, 05/18/32	8,756	7,047,976
2.95%, 03/15/34	10,212	8,549,621
3.00%, 05/18/51(a)	8,818	5,627,303
3.38%, 08/15/31(a)	7,368	6,674,085
3.55%, 03/15/52(a)	10,292	7,256,478
American Tower Corp.
1.88%, 10/15/30	13,227	11,102,065
2.10%, 06/15/30	11,483	9,854,407
2.90%, 01/15/30(a)	11,762	10,643,889
2.95%, 01/15/51(a)	2,776	1,782,317
3.10%, 06/15/50(a)	2,521	1,676,146
3.80%, 08/15/29(a)	17,639	16,766,018
5.55%, 07/15/33	6,880	7,003,796
5.65%, 03/15/33(a)	6,764	6,929,466
5.80%, 11/15/28	5,000	5,159,789
5.90%, 11/15/33	6,242	6,508,379
Boston Properties LP
2.45%, 10/01/33(a)	5,806	4,512,754
2.55%, 04/01/32	10,452	8,531,490
3.25%, 01/30/31(a)	11,554	10,160,622
3.40%, 06/21/29(a)	12,701	11,669,434
4.50%, 12/01/28	9,968	9,680,772
5.75%, 01/15/35(a)	8,111	8,027,565
6.50%, 01/15/34(a)	5,758	6,084,107
Brixmor Operating Partnership LP
4.05%, 07/01/30(a)	9,835	9,315,289
4.13%, 05/15/29	5,820	5,592,604
Crown Castle Inc.
2.10%, 04/01/31	10,014	8,332,082
2.25%, 01/15/31	15,348	12,976,257
2.50%, 07/15/31	9,253	7,837,377
2.90%, 04/01/41	3,170	2,259,787
3.25%, 01/15/51(a)	6,034	4,105,663
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.30%, 07/01/30	$9,172	$8,347,185
3.80%, 02/15/28(a)	8,087	7,806,334
5.10%, 05/01/33	3,315	3,261,106
5.60%, 06/01/29(a)	11,169	11,447,023
5.80%, 03/01/34	5,937	6,104,263
Digital Realty Trust LP, 3.60%, 07/01/29(a)	6,061	5,747,342
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	8,370	8,504,623
Equinix Inc.
2.15%, 07/15/30	8,344	7,199,081
2.50%, 05/15/31	9,664	8,334,450
3.20%, 11/18/29	7,979	7,362,045
3.90%, 04/15/32(a)	11,735	10,936,490
ERP Operating LP, 4.50%, 07/01/44	6,816	5,984,873
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	6,363	5,485,979
5.30%, 01/15/29	2,410	2,405,890
5.63%, 09/15/34	5,810	5,734,285
Healthcare Realty Holdings LP, 2.00%, 03/15/31(a)	7,398	6,039,050
Healthpeak OP LLC
3.00%, 01/15/30(a)	10,270	9,373,859
5.25%, 12/15/32(a)	2,505	2,523,686
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	9,512	8,607,344
Prologis LP
1.25%, 10/15/30(a)	8,589	7,060,770
2.25%, 04/15/30	11,404	10,032,867
4.75%, 06/15/33(a)	3,572	3,505,808
4.88%, 06/15/28(a)	4,700	4,738,647
5.00%, 03/15/34	7,892	7,824,295
5.13%, 01/15/34(a)	7,546	7,554,292
5.25%, 06/15/53(a)	11,947	11,546,341
5.25%, 03/15/54	9,185	8,853,405
Public Storage Operating Co., 5.35%, 08/01/53	9,886	9,729,789
Realty Income Corp.
3.25%, 01/15/31	10,049	9,162,819
5.13%, 02/15/34	6,902	6,844,683
5.63%, 10/13/32(a)	2,273	2,352,577
Simon Property Group LP
1.75%, 02/01/28	1,832	1,678,242
2.45%, 09/13/29(a)	10,823	9,752,943
2.65%, 07/15/30(a)	9,654	8,604,576
3.25%, 09/13/49(a)	14,808	10,321,306
3.80%, 07/15/50(a)	7,519	5,738,910
4.75%, 09/26/34	7,178	6,888,719
Ventas Realty LP, 4.40%, 01/15/29	5,305	5,187,629
VICI Properties LP
4.75%, 02/15/28	2,026	2,007,695
4.95%, 02/15/30(a)	10,646	10,470,451
5.13%, 05/15/32	12,448	12,182,733
5.63%, 05/15/52(a)	3,191	3,002,903
Welltower OP LLC
2.80%, 06/01/31	5,634	4,968,621
3.10%, 01/15/30(a)	10,572	9,702,988
4.25%, 04/15/28(a)	4,467	4,393,937
Weyerhaeuser Co.
4.00%, 11/15/29(a)	6,828	6,546,846
4.00%, 04/15/30	10,148	9,717,548
		556,261,269

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 2.8%
AutoZone Inc.
4.00%, 04/15/30(a)	$12,742	$12,200,489
4.75%, 08/01/32	4,086	3,982,721
Costco Wholesale Corp.
1.60%, 04/20/30	16,072	13,757,659
1.75%, 04/20/32(a)	5,601	4,586,777
Dollar General Corp.
3.50%, 04/03/30	9,321	8,578,113
5.45%, 07/05/33(a)	6,375	6,308,906
Dollar Tree Inc.
2.65%, 12/01/31	6,184	5,157,969
4.20%, 05/15/28(a)	7,866	7,632,217
Home Depot Inc. (The)
1.38%, 03/15/31(a)	12,260	10,024,008
1.50%, 09/15/28	6,242	5,583,136
1.88%, 09/15/31(a)	9,932	8,296,805
2.38%, 03/15/51	11,582	6,801,185
2.70%, 04/15/30	14,003	12,689,421
2.75%, 09/15/51(a)	9,555	6,095,287
2.95%, 06/15/29(a)	9,957	9,290,686
3.13%, 12/15/49	11,760	8,176,831
3.25%, 04/15/32	9,081	8,205,120
3.30%, 04/15/40	12,508	9,950,432
3.35%, 04/15/50	13,492	9,781,287
3.50%, 09/15/56	1,870	1,356,177
3.63%, 04/15/52(a)	11,748	8,888,070
3.90%, 12/06/28(a)	4,685	4,585,280
3.90%, 06/15/47	10,710	8,664,159
4.20%, 04/01/43	9,174	7,919,584
4.25%, 04/01/46	13,598	11,678,398
4.40%, 03/15/45	9,426	8,329,806
4.50%, 09/15/32	10,376	10,224,019
4.50%, 12/06/48	11,863	10,497,615
4.75%, 06/25/29(a)	7,044	7,095,045
4.85%, 06/25/31(a)	11,033	11,087,827
4.88%, 02/15/44	9,125	8,569,021
4.90%, 04/15/29	4,241	4,299,390
4.95%, 06/25/34(a)	14,028	14,028,665
4.95%, 09/15/52(a)	9,915	9,335,631
5.30%, 06/25/54	11,664	11,601,328
5.88%, 12/16/36	20,576	22,038,087
5.95%, 04/01/41(a)	9,190	9,859,581
Lowe's Companies Inc.
1.30%, 04/15/28(a)	7,414	6,620,257
1.70%, 09/15/28	9,549	8,553,984
1.70%, 10/15/30(a)	10,738	8,999,156
2.63%, 04/01/31(a)	12,546	10,980,608
2.80%, 09/15/41(a)	11,720	8,226,614
3.00%, 10/15/50(a)	15,312	9,902,385
3.65%, 04/05/29	12,709	12,137,169
3.70%, 04/15/46	16,273	12,346,026
3.75%, 04/01/32(a)	12,791	11,840,656
4.05%, 05/03/47	12,575	9,999,466
4.25%, 04/01/52(a)	15,223	12,268,689
4.45%, 04/01/62	7,557	6,038,508
4.50%, 04/15/30(a)	11,177	11,019,759
5.00%, 04/15/33(a)	10,627	10,602,199
5.15%, 07/01/33(a)	4,479	4,531,203
5.63%, 04/15/53(a)	13,163	13,009,618
5.80%, 09/15/62	6,892	6,888,219
Security	Par (000)	Value
Retail (continued)
McDonald's Corp.
2.13%, 03/01/30	$9,600	$8,405,993
2.63%, 09/01/29(a)	2,120	1,935,421
3.60%, 07/01/30	7,726	7,285,905
3.63%, 09/01/49	15,787	11,756,555
3.80%, 04/01/28(a)	1,575	1,534,318
4.20%, 04/01/50	10,231	8,372,730
4.45%, 03/01/47	7,026	6,059,671
4.45%, 09/01/48(a)	10,311	8,843,107
4.60%, 09/09/32	5,129	5,039,057
4.70%, 12/09/35(a)	5,885	5,700,180
4.88%, 12/09/45	12,346	11,345,385
5.15%, 09/09/52	7,825	7,399,801
5.45%, 08/14/53	6,813	6,737,149
6.30%, 10/15/37	7,559	8,236,940
6.30%, 03/01/38	5,096	5,571,311
O'Reilly Automotive Inc., 4.70%, 06/15/32	6,816	6,662,187
Starbucks Corp.
2.25%, 03/12/30	12,600	11,093,010
2.55%, 11/15/30(a)	16,335	14,382,214
3.00%, 02/14/32	6,236	5,511,581
3.50%, 11/15/50(a)	11,459	8,260,984
3.55%, 08/15/29(a)	10,166	9,681,384
4.00%, 11/15/28(a)	5,607	5,481,062
4.45%, 08/15/49(a)	5,692	4,822,669
4.50%, 11/15/48(a)	6,880	5,890,049
Target Corp.
2.35%, 02/15/30(a)	9,701	8,675,042
2.95%, 01/15/52(a)	8,372	5,593,348
3.38%, 04/15/29(a)	6,638	6,340,279
4.00%, 07/01/42	6,579	5,649,391
4.50%, 09/15/32(a)	9,870	9,682,371
4.50%, 09/15/34(a)	7,084	6,854,887
4.80%, 01/15/53(a)	8,397	7,829,773
Walmart Inc.
2.50%, 09/22/41(a)	10,805	7,673,512
2.65%, 09/22/51(a)	11,637	7,461,333
3.70%, 06/26/28(a)	5,410	5,302,200
3.90%, 04/15/28(a)	2,238	2,206,632
4.05%, 06/29/48	14,152	12,136,045
4.10%, 04/15/33(a)	11,761	11,349,399
4.15%, 09/09/32(a)	8,942	8,747,349
4.50%, 09/09/52	8,168	7,428,347
4.50%, 04/15/53(a)	12,266	11,171,737
5.25%, 09/01/35(a)	12,041	12,543,142
6.20%, 04/15/38(a)	5,174	5,815,763
6.50%, 08/15/37	5,772	6,672,935
		816,263,396
Semiconductors — 3.1%
Analog Devices Inc.
1.70%, 10/01/28	6,751	6,070,467
2.10%, 10/01/31	9,834	8,331,289
2.80%, 10/01/41(a)	4,423	3,192,042
2.95%, 10/01/51(a)	7,203	4,795,757
Applied Materials Inc.
1.75%, 06/01/30	8,117	6,965,013
2.75%, 06/01/50	5,844	3,821,953
4.35%, 04/01/47	4,977	4,342,321
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	1,673	1,611,241

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Broadcom Inc.
1.95%, 02/15/28(b)	$2,636	$2,415,552
2.45%, 02/15/31(a)(b)	22,560	19,479,184
2.60%, 02/15/33(b)	14,222	11,808,064
3.14%, 11/15/35(b)	25,746	21,163,052
3.19%, 11/15/36(b)	19,422	15,785,477
3.42%, 04/15/33(b)	20,978	18,479,973
3.47%, 04/15/34(b)	27,631	24,104,312
3.50%, 02/15/41(b)	20,470	16,112,713
3.75%, 02/15/51(a)(b)	13,627	10,301,742
4.00%, 04/15/29(b)	9,680	9,346,350
4.11%, 09/15/28(a)	13,074	12,762,932
4.15%, 11/15/30	13,853	13,286,628
4.15%, 04/15/32(a)(b)	5,494	5,182,041
4.30%, 11/15/32(a)	13,427	12,776,913
4.35%, 02/15/30	10,341	10,061,324
4.75%, 04/15/29(a)	15,796	15,746,574
4.80%, 10/15/34	15,138	14,627,539
4.93%, 05/15/37(b)	18,718	17,940,862
5.05%, 07/12/29	19,291	19,435,609
5.15%, 11/15/31(a)	13,164	13,272,922
Series ., 4.55%, 02/15/32	9,547	9,230,993
Intel Corp.
1.60%, 08/12/28	6,255	5,514,325
2.00%, 08/12/31	8,479	6,889,938
2.45%, 11/15/29(a)	15,027	13,220,613
2.80%, 08/12/41(a)	6,160	4,063,793
3.05%, 08/12/51	10,602	6,428,244
3.10%, 02/15/60	7,653	4,380,420
3.20%, 08/12/61	5,030	2,911,886
3.25%, 11/15/49	14,720	9,386,142
3.73%, 12/08/47	14,651	10,184,952
3.90%, 03/25/30	12,698	11,910,460
4.00%, 08/05/29	6,584	6,284,624
4.00%, 12/15/32(a)	5,930	5,398,363
4.10%, 05/19/46(a)	9,710	7,256,394
4.10%, 05/11/47(a)	7,526	5,602,299
4.15%, 08/05/32	8,974	8,299,506
4.60%, 03/25/40	5,949	5,090,477
4.75%, 03/25/50(a)	17,057	13,952,942
4.80%, 10/01/41	6,430	5,563,610
4.88%, 02/10/28	9,957	9,910,256
4.90%, 07/29/45(a)	6,933	5,852,095
4.90%, 08/05/52(a)	13,635	11,280,570
4.95%, 03/25/60(a)	7,291	5,996,438
5.05%, 08/05/62(a)	7,091	5,907,020
5.13%, 02/10/30	8,030	8,008,651
5.15%, 02/21/34(a)	6,497	6,341,917
5.20%, 02/10/33(a)	17,930	17,637,637
5.60%, 02/21/54(a)	8,908	8,255,322
5.63%, 02/10/43(a)	8,429	8,038,384
5.70%, 02/10/53(a)	15,013	14,052,422
5.90%, 02/10/63(a)	8,099	7,698,049
KLA Corp.
3.30%, 03/01/50	6,338	4,521,338
4.10%, 03/15/29(a)	5,240	5,139,766
4.65%, 07/15/32	9,530	9,448,090
4.95%, 07/15/52(a)	10,933	10,258,178
5.25%, 07/15/62(a)	4,474	4,336,805
Lam Research Corp.
1.90%, 06/15/30	8,754	7,534,726
Security	Par (000)	Value
Semiconductors (continued)
2.88%, 06/15/50(a)	$4,326	$2,858,768
4.00%, 03/15/29(a)	9,339	9,140,136
4.88%, 03/15/49	5,939	5,564,714
Marvell Technology Inc.
2.45%, 04/15/28(a)	2,955	2,723,207
2.95%, 04/15/31	6,852	6,056,612
Micron Technology Inc.
2.70%, 04/15/32	10,185	8,613,453
4.66%, 02/15/30(a)	8,453	8,291,811
5.30%, 01/15/31	8,575	8,632,052
5.88%, 02/09/33	5,595	5,800,836
5.88%, 09/15/33	6,572	6,802,749
6.75%, 11/01/29	8,705	9,337,630
NVIDIA Corp.
1.55%, 06/15/28	9,566	8,690,236
2.00%, 06/15/31(a)	11,100	9,546,364
2.85%, 04/01/30(a)	14,192	13,061,401
3.50%, 04/01/40	3,226	2,725,158
3.50%, 04/01/50(a)	16,916	13,178,933
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31(a)	8,598	7,348,257
2.65%, 02/15/32	8,727	7,377,616
3.25%, 05/11/41	3,761	2,818,291
3.40%, 05/01/30	10,618	9,775,157
4.30%, 06/18/29(a)	7,060	6,865,597
5.00%, 01/15/33	9,442	9,273,826
Qualcomm Inc.
1.30%, 05/20/28	10,019	8,967,505
1.65%, 05/20/32	14,549	11,659,772
2.15%, 05/20/30(a)	14,338	12,603,590
3.25%, 05/20/50(a)	4,144	2,931,176
4.30%, 05/20/47	14,206	12,059,022
4.50%, 05/20/52(a)	10,569	9,213,550
4.65%, 05/20/35(a)	7,475	7,313,540
4.80%, 05/20/45(a)	9,466	8,758,522
6.00%, 05/20/53	8,246	8,864,786
Texas Instruments Inc.
1.75%, 05/04/30	8,189	7,031,639
2.25%, 09/04/29	7,763	6,998,091
3.88%, 03/15/39	6,637	5,866,096
4.15%, 05/15/48(a)	10,386	8,809,485
4.90%, 03/14/33	8,444	8,536,663
5.05%, 05/18/63(a)	11,801	11,119,858
5.15%, 02/08/54	6,141	6,004,877
		916,228,467
Software — 3.3%
Adobe Inc.
2.30%, 02/01/30	14,958	13,374,636
4.80%, 04/04/29(a)	5,999	6,074,029
4.95%, 04/04/34	8,649	8,705,285
Autodesk Inc., 2.40%, 12/15/31	8,630	7,337,486
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	10,345	8,928,564
2.90%, 12/01/29	5,197	4,725,550
Cadence Design Systems Inc.
4.30%, 09/10/29	7,330	7,191,950
4.70%, 09/10/34	6,958	6,787,588
Fidelity National Information Services Inc.
1.65%, 03/01/28(a)	3,939	3,563,155
2.25%, 03/01/31(a)	7,496	6,427,274
3.10%, 03/01/41(a)	5,987	4,437,770

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.10%, 07/15/32(a)	$4,650	$4,682,318
Fiserv Inc.
2.65%, 06/01/30	13,974	12,421,772
3.50%, 07/01/29	28,505	26,933,097
4.20%, 10/01/28(a)	11,256	11,025,823
4.40%, 07/01/49(a)	9,085	7,683,905
4.75%, 03/15/30(a)	12,923	12,844,131
5.15%, 08/12/34	8,689	8,617,592
5.45%, 03/02/28	2,069	2,111,151
5.45%, 03/15/34	8,445	8,563,942
5.60%, 03/02/33	8,473	8,707,652
5.63%, 08/21/33(a)	12,382	12,738,312
Intuit Inc.
5.13%, 09/15/28	5,276	5,389,585
5.20%, 09/15/33	12,007	12,231,389
5.50%, 09/15/53(a)	8,271	8,430,068
Microsoft Corp.
2.50%, 09/15/50	12,164	7,733,983
2.53%, 06/01/50(a)	49,593	31,772,291
2.68%, 06/01/60	28,913	17,561,765
2.92%, 03/17/52	50,724	35,019,921
3.04%, 03/17/62	14,193	9,467,124
3.45%, 08/08/36(a)	15,410	13,659,874
3.50%, 02/12/35(a)	10,078	9,252,991
3.70%, 08/08/46	16,372	13,618,847
4.10%, 02/06/37	4,685	4,431,545
4.25%, 02/06/47(a)	10,110	9,454,468
4.45%, 11/03/45(a)	10,098	9,520,247
4.50%, 02/06/57(a)	5,165	4,849,545
Oracle Corp.
2.30%, 03/25/28(a)	14,081	13,026,668
2.88%, 03/25/31	29,871	26,456,658
2.95%, 04/01/30	27,242	24,723,254
3.60%, 04/01/40	23,096	18,365,025
3.60%, 04/01/50(a)	36,121	26,045,527
3.65%, 03/25/41	16,767	13,266,372
3.80%, 11/15/37	13,562	11,485,199
3.85%, 07/15/36	7,603	6,576,476
3.85%, 04/01/60	25,800	18,355,624
3.90%, 05/15/35	10,354	9,194,380
3.95%, 03/25/51(a)	25,122	19,165,508
4.00%, 07/15/46	22,718	17,873,250
4.00%, 11/15/47	17,718	13,813,961
4.10%, 03/25/61(a)	9,885	7,352,503
4.13%, 05/15/45	15,032	12,081,337
4.20%, 09/27/29	17,758	17,299,805
4.30%, 07/08/34	13,638	12,718,036
4.38%, 05/15/55	8,772	7,093,795
4.50%, 05/06/28(a)	2,767	2,752,686
4.50%, 07/08/44	7,434	6,375,915
4.65%, 05/06/30(a)	4,878	4,835,859
4.70%, 09/27/34	26,275	25,222,579
4.90%, 02/06/33(a)	10,581	10,435,288
5.38%, 07/15/40(a)	17,685	17,272,165
5.38%, 09/27/54	19,245	18,324,523
5.50%, 09/27/64	20,925	19,707,355
5.55%, 02/06/53(a)	17,173	16,790,298
6.13%, 07/08/39	8,930	9,445,361
6.15%, 11/09/29(a)	8,360	8,837,341
6.25%, 11/09/32(a)	16,801	18,008,963
6.50%, 04/15/38	10,712	11,674,013
Security	Par (000)	Value
Software (continued)
6.90%, 11/09/52(a)	$19,164	$22,051,179
Roper Technologies Inc.
1.75%, 02/15/31	9,409	7,783,024
4.20%, 09/15/28(a)	4,609	4,527,710
4.90%, 10/15/34(a)	9,339	9,103,560
Salesforce Inc.
1.50%, 07/15/28(a)	8,738	7,877,765
1.95%, 07/15/31(a)	13,703	11,563,648
2.70%, 07/15/41(a)	11,570	8,355,085
2.90%, 07/15/51(a)	17,027	11,318,014
3.05%, 07/15/61(a)	8,630	5,496,400
3.70%, 04/11/28	9,554	9,345,600
Take-Two Interactive Software Inc., 4.95%, 03/28/28(a)	1,420	1,425,065
VMware LLC
1.80%, 08/15/28	5,596	5,009,097
2.20%, 08/15/31	13,801	11,513,174
4.70%, 05/15/30(a)	4,777	4,692,167
Workday Inc.
3.70%, 04/01/29	5,893	5,649,560
3.80%, 04/01/32	11,133	10,278,818
		966,842,215
Telecommunications — 6.3%
AT&T Inc.
1.65%, 02/01/28	3,248	2,951,249
2.25%, 02/01/32(a)	18,799	15,667,218
2.55%, 12/01/33	28,073	22,835,333
2.75%, 06/01/31	15,614	13,707,983
3.30%, 02/01/52(a)	10,506	7,198,143
3.50%, 06/01/41	20,717	16,241,442
3.50%, 09/15/53	59,538	41,537,751
3.55%, 09/15/55(a)	59,991	41,632,374
3.65%, 06/01/51	24,063	17,481,332
3.65%, 09/15/59(a)	53,638	36,880,523
3.80%, 12/01/57(a)	47,892	34,316,433
3.85%, 06/01/60	13,825	9,927,558
4.10%, 02/15/28	5,670	5,565,381
4.30%, 02/15/30(a)	18,652	18,152,936
4.30%, 12/15/42	11,653	9,925,168
4.35%, 03/01/29(a)	17,923	17,662,204
4.35%, 06/15/45	10,417	8,783,151
4.50%, 05/15/35	19,120	17,923,748
4.50%, 03/09/48	15,242	12,968,142
4.55%, 03/09/49	6,464	5,557,616
4.75%, 05/15/46	14,993	13,342,953
4.85%, 03/01/39	8,685	8,143,939
5.25%, 03/01/37	5,683	5,615,639
5.40%, 02/15/34(a)	19,559	19,841,966
5.65%, 02/15/47(a)	6,265	6,300,580
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	5,612	4,083,988
4.46%, 04/01/48	10,999	9,235,049
5.10%, 05/11/33(a)	18,250	18,056,698
5.55%, 02/15/54(a)	4,926	4,860,105
British Telecommunications PLC, 9.63%, 12/15/30	16,606	20,427,094
Cisco Systems Inc.
4.85%, 02/26/29	31,011	31,369,825
4.95%, 02/26/31	19,993	20,211,647
5.05%, 02/26/34	22,090	22,429,806
5.30%, 02/26/54(a)	13,605	13,709,379

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.35%, 02/26/64	$7,940	$7,979,835
5.50%, 01/15/40	14,868	15,379,211
5.90%, 02/15/39	22,004	23,686,221
Corning Inc.
4.38%, 11/15/57	6,305	5,099,915
5.45%, 11/15/79	7,350	6,890,051
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	20,447	24,052,242
Motorola Solutions Inc.
2.30%, 11/15/30	8,228	7,068,746
2.75%, 05/24/31	8,842	7,720,761
4.60%, 05/23/29(a)	4,142	4,103,885
5.40%, 04/15/34(a)	7,188	7,279,250
Orange SA
5.38%, 01/13/42(a)	6,305	6,184,514
5.50%, 02/06/44(a)	5,666	5,643,633
9.00%, 03/01/31(a)	22,148	26,776,465
Rogers Communications Inc.
3.70%, 11/15/49	6,822	4,949,330
3.80%, 03/15/32(a)	19,325	17,586,971
4.30%, 02/15/48(a)	3,150	2,538,202
4.35%, 05/01/49	12,065	9,761,808
4.50%, 03/15/42(a)	7,278	6,288,089
4.55%, 03/15/52	15,198	12,559,495
5.00%, 02/15/29(a)	14,814	14,821,043
5.00%, 03/15/44(a)	8,599	7,791,718
5.30%, 02/15/34(a)	8,704	8,619,977
Sprint Capital Corp.
6.88%, 11/15/28	24,960	26,775,670
8.75%, 03/15/32	10,966	13,266,067
Telefonica Emisiones SA
4.90%, 03/06/48	9,355	8,174,360
5.21%, 03/08/47	17,737	16,098,138
5.52%, 03/01/49(a)	8,393	7,965,273
7.05%, 06/20/36	21,486	23,967,792
Telefonica Europe BV, 8.25%, 09/15/30(a)	4,867	5,595,460
TELUS Corp.
3.40%, 05/13/32	3,337	2,977,749
4.60%, 11/16/48	5,790	4,900,295
T-Mobile USA Inc.
2.05%, 02/15/28	16,435	15,097,830
2.25%, 11/15/31	8,736	7,333,770
2.55%, 02/15/31	23,212	20,180,979
2.63%, 02/15/29	18,547	16,935,529
2.70%, 03/15/32	8,549	7,322,030
2.88%, 02/15/31	14,827	13,142,141
3.00%, 02/15/41	16,399	12,039,434
3.30%, 02/15/51	20,325	14,024,736
3.38%, 04/15/29	25,589	24,031,508
3.40%, 10/15/52(a)	19,648	13,647,699
3.50%, 04/15/31	20,807	19,102,129
3.60%, 11/15/60	13,820	9,540,723
3.88%, 04/15/30	60,829	57,721,289
4.38%, 04/15/40	12,539	11,098,539
4.50%, 04/15/50	22,036	18,625,182
4.70%, 01/15/35	10,170	9,795,282
4.75%, 02/01/28	5,222	5,205,571
4.80%, 07/15/28	13,829	13,840,839
4.85%, 01/15/29	11,551	11,552,481
4.95%, 03/15/28	10,156	10,207,079
5.05%, 07/15/33	20,881	20,753,503
Security	Par (000)	Value
Telecommunications (continued)
5.15%, 04/15/34(a)	$10,651	$10,635,347
5.20%, 01/15/33	11,506	11,565,175
5.25%, 06/15/55	13,285	12,606,502
5.50%, 01/15/55(a)	7,798	7,660,393
5.65%, 01/15/53	12,044	12,084,671
5.75%, 01/15/34	5,165	5,371,190
5.75%, 01/15/54	8,396	8,514,806
5.80%, 09/15/62(a)	4,021	4,055,737
6.00%, 06/15/54(a)	6,724	7,054,582
Verizon Communications Inc.
1.50%, 09/18/30(a)	15,292	12,723,261
1.68%, 10/30/30	8,058	6,698,837
1.75%, 01/20/31	20,049	16,614,817
2.10%, 03/22/28(a)	14,266	13,089,650
2.36%, 03/15/32	33,042	27,538,584
2.55%, 03/21/31	31,698	27,485,742
2.65%, 11/20/40	26,352	18,401,359
2.85%, 09/03/41	14,813	10,543,725
2.88%, 11/20/50(a)	21,135	13,521,683
2.99%, 10/30/56(a)	21,879	13,505,712
3.00%, 11/20/60(a)	11,928	7,217,599
3.15%, 03/22/30	14,745	13,529,164
3.40%, 03/22/41	31,929	24,734,071
3.55%, 03/22/51(a)	35,150	25,695,887
3.70%, 03/22/61(a)	22,590	16,055,215
3.88%, 02/08/29(a)	15,492	14,974,634
3.88%, 03/01/52(a)	9,937	7,646,247
4.00%, 03/22/50	11,059	8,751,923
4.02%, 12/03/29	33,157	31,849,838
4.13%, 08/15/46	8,434	6,861,657
4.27%, 01/15/36	11,747	10,747,790
4.33%, 09/21/28(a)	28,831	28,439,317
4.40%, 11/01/34(a)	14,923	14,011,446
4.50%, 08/10/33	13,821	13,193,734
4.52%, 09/15/48	10,701	9,304,403
4.81%, 03/15/39	11,012	10,303,429
4.86%, 08/21/46(a)	18,698	17,139,157
5.01%, 08/21/54	7,174	6,601,391
5.05%, 05/09/33(a)	9,878	9,877,319
5.25%, 03/16/37	9,813	9,733,648
5.50%, 02/23/54	8,591	8,526,148
6.55%, 09/15/43(a)	7,133	7,971,744
Vodafone Group PLC
4.25%, 09/17/50	12,227	9,728,816
4.38%, 02/19/43(a)	5,641	4,912,024
4.88%, 06/19/49(a)	13,305	11,735,780
5.25%, 05/30/48(a)	8,867	8,395,484
5.75%, 06/28/54(a)	14,602	14,493,973
5.88%, 06/28/64(a)	7,281	7,154,262
6.15%, 02/27/37	12,549	13,374,453
		1,840,877,118
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	11,725	11,057,305
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	8,501	6,059,601
3.55%, 02/15/50	6,296	4,775,054
3.90%, 08/01/46	7,130	5,785,761
4.05%, 06/15/48	7,687	6,368,054
4.13%, 06/15/47	3,790	3,171,536

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.15%, 04/01/45	$7,938	$6,711,564
4.15%, 12/15/48	7,587	6,338,358
4.45%, 03/15/43	9,660	8,626,732
4.45%, 01/15/53(a)	7,488	6,569,053
4.55%, 09/01/44	6,707	6,013,257
4.90%, 04/01/44	8,283	7,791,763
5.20%, 04/15/54(a)	13,264	13,013,151
5.50%, 03/15/55(a)	10,687	10,922,277
5.75%, 05/01/40	5,292	5,552,591
Canadian National Railway Co.
3.85%, 08/05/32(a)	5,598	5,233,291
4.38%, 09/18/34	6,048	5,788,791
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	8,726	7,527,687
3.00%, 12/02/41(a)	7,695	5,719,679
3.10%, 12/02/51(a)	13,359	9,069,376
6.13%, 09/15/2115(a)	5,668	5,902,391
CSX Corp.
3.80%, 03/01/28	3,699	3,607,279
3.80%, 11/01/46(a)	4,565	3,598,715
4.10%, 11/15/32	7,020	6,663,632
4.10%, 03/15/44(a)	6,536	5,518,400
4.25%, 03/15/29(a)	7,697	7,576,671
4.30%, 03/01/48	7,574	6,441,685
4.50%, 11/15/52(a)	6,493	5,679,732
FedEx Corp.
2.40%, 05/15/31(a)	8,008	6,884,872
3.10%, 08/05/29(a)	7,549	7,007,618
3.25%, 05/15/41	6,357	4,718,636
4.05%, 02/15/48(a)	9,708	7,678,624
4.25%, 05/15/30(a)	2,663	2,591,524
4.40%, 01/15/47	7,234	5,967,057
4.55%, 04/01/46	10,982	9,334,989
4.75%, 11/15/45	10,348	9,075,331
4.95%, 10/17/48(a)	8,216	7,373,379
5.10%, 01/15/44(a)	6,149	5,730,152
5.25%, 05/15/50(a)	10,856	10,217,483
Norfolk Southern Corp.
3.05%, 05/15/50	4,838	3,239,617
3.16%, 05/15/55	7,188	4,727,888
4.55%, 06/01/53(a)	4,914	4,260,265
5.35%, 08/01/54(a)	7,274	7,176,643
Union Pacific Corp.
2.38%, 05/20/31	6,886	5,999,959
2.40%, 02/05/30	3,725	3,326,517
2.80%, 02/14/32(a)	10,053	8,861,820
2.95%, 03/10/52(a)	8,217	5,462,793
2.97%, 09/16/62	9,080	5,537,087
3.20%, 05/20/41	10,037	7,742,408
3.25%, 02/05/50(a)	15,318	10,959,709
3.50%, 02/14/53(a)	10,314	7,580,266
3.70%, 03/01/29(a)	8,390	8,110,908
3.75%, 02/05/70	5,725	4,087,446
3.80%, 10/01/51	8,999	7,045,387
3.80%, 04/06/71	8,229	5,922,126
3.84%, 03/20/60	14,328	10,758,561
Security	Par (000)	Value
Transportation (continued)
3.95%, 09/10/28(a)	$6,498	$6,357,991
4.50%, 01/20/33(a)	4,294	4,198,248
United Parcel Service Inc.
3.40%, 03/15/29(a)	5,054	4,829,343
3.75%, 11/15/47(a)	9,299	7,253,115
4.25%, 03/15/49	6,895	5,838,603
4.45%, 04/01/30	2,779	2,754,599
4.88%, 03/03/33(a)	6,046	6,049,398
5.05%, 03/03/53(a)	9,084	8,655,945
5.15%, 05/22/34(a)	8,010	8,126,407
5.30%, 04/01/50(a)	7,259	7,204,049
5.50%, 05/22/54(a)	9,157	9,360,279
6.20%, 01/15/38	16,679	18,275,314
Walmart Inc.
1.50%, 09/22/28(a)	2,564	2,310,124
1.80%, 09/22/31(a)	23,643	19,955,023
		474,573,584
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	10,233	7,847,699
4.45%, 06/01/32(a)	8,000	7,777,023
6.59%, 10/15/37	6,488	7,297,215
		22,921,937
Total Long-Term Investments — 97.5% (Cost: $31,766,318,726)		28,445,291,929
	Shares
Short-Term Securities
Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	2,251,897,295	2,253,473,623
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	418,530,000	418,530,000
Total Short-Term Securities — 9.1% (Cost: $2,670,295,340)		2,672,003,623
Total Investments — 106.6% (Cost: $34,436,614,066)		31,117,295,552
Liabilities in Excess of Other Assets — (6.6)%		(1,938,398,619)
Net Assets — 100.0%		$29,178,896,933

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$28,445,291,929	$—	$28,445,291,929
Short-Term Securities
Money Market Funds	2,672,003,623	—	—	2,672,003,623
	$2,672,003,623	$28,445,291,929	$—	$31,117,295,552

Statements of Assets and Liabilities (unaudited)
October 31, 2024

	iShares 10+ Year Investment Grade Corporate Bond ETF	iShares Core U.S. Aggregate Bond ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,669,866,009	$117,411,208,998	$13,878,552,436	$28,445,291,929
Investments, at value—affiliated(c)	341,367,944	4,558,445,243	2,695,807,820	2,672,003,623
Cash	10,681	—	—	—
Cash pledged as collateral for TBA commitments	—	50,468,000	—	—
Foreign currency, at value(d)	—	118	46,241	—
Receivables:
Investments sold	—	1,305,883,161	63,714,114	123,148,181
Securities lending income—affiliated	77,144	511,449	1,196,109	467,484
TBA sales commitments	—	182,205,086	—	—
Capital shares sold	—	—	219,901	1,306,654
Dividends—unaffiliated	—	16,437,428	—	—
Dividends—affiliated	149,517	411	228,055	1,473,747
Interest—unaffiliated	35,910,853	925,792,912	235,058,522	329,568,600
Total assets	3,047,382,148	124,450,952,806	16,874,823,198	31,573,260,218
LIABILITIES
Bank overdraft	—	12,060,974	31,091,229	851,981
Collateral on securities loaned, at value	301,422,218	629,780,237	2,617,216,614	2,251,633,275
TBA sales commitments, at value(e)	—	180,833,279	—	—
Payables:
Investments purchased	10,704,847	4,980,377,029	78,872,499	137,033,902
Capital shares redeemed	9,670	4,981,286	25,866	1,458,629
Investment advisory fees	96,423	2,719,711	6,128,511	3,385,498
Total liabilities	312,233,158	5,810,752,516	2,733,334,719	2,394,363,285
Commitments and contingent liabilities
NET ASSETS	$2,735,148,990	$118,640,200,290	$14,141,488,479	$29,178,896,933
NET ASSETS CONSIST OF
Paid-in capital	$3,199,617,586	$129,019,653,212	$16,711,679,971	$34,566,361,189
Accumulated loss	(464,468,596)	(10,379,452,922)	(2,570,191,492)	(5,387,464,256)
NET ASSETS	$2,735,148,990	$118,640,200,290	$14,141,488,479	$29,178,896,933
NET ASSET VALUE
Shares outstanding	53,400,000	1,205,500,000	178,500,000	267,500,000
Net asset value	$51.22	$98.42	$79.22	$109.08
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$3,046,348,107	$126,379,199,763	$14,612,247,618	$31,766,318,726
(b) Securities loaned, at value	$290,340,693	$550,304,996	$2,509,564,573	$2,169,990,031
(c) Investments, at cost—affiliated	$341,217,116	$4,555,914,962	$2,693,774,555	$2,670,295,340
(d) Foreign currency, at cost	$—	$118	$45,045	$—
(e) Proceeds from TBA sales commitments	$—	$182,205,086	$—	$—

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares U.S. ETF Trust
• iShares Short Duration Bond Active ETF | NEAR | Cboe BZX Exchange
• iShares Ultra Short-Term Bond Active ETF | ICSH | Cboe BZX Exchange

2

Schedule of Investments
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Aimco CLO 12 Ltd., 6.35%, 01/17/32, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 250	$250,794
American Express Credit Account Master Trust, 5.15%, 09/15/30	USD 5,770	5,896,500
AMMC CLO 21 Ltd., 7.18%, 11/02/30, (3-mo. CME Term SOFR + 1.942%)(a)(b)	USD 705	706,053
Anchorage Capital CLO 7 Ltd., 6.18%, 04/28/37, (3-mo. CME Term SOFR + 1.560%)(a)(b)	USD 8,625	8,668,283
ARI Fleet Lease Trust, 5.54%, 04/15/33(a)	USD 914	921,161
Asimi Funding PLC
5.95%, 09/16/31, (1-day SONIA + 1.000%)(b)(c)	GBP 639	824,423
6.31%, 09/16/31, (1-day SONIA + 1.350%)(b)(c)	GBP 100	128,840
6.90%, 09/16/31, (1-day SONIA + 1.950%)(b)(c)	GBP 100	129,298
Asset-Backed European Securitisation Transaction Twenty-Three SARL
1.00%, 03/21/34, (1-mo. EURIBOR + 1.600%)(b)(c)	EUR 100	108,971
5.03%, 03/21/34, (1-mo. EURIBOR + 1.900%)(b)(c)	EUR 100	108,906
1.00%, 03/21/34, (1-mo. EURIBOR + 2.400%)(b)(c)	EUR 100	109,009
Auto ABS Italian Stella Loans SRL
5.08%, 12/29/36, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 100	108,978
5.43%, 12/29/36, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR 100	109,408
Auto ABS Spanish Loans FT, 4.20%, 09/28/38, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR 2,200	2,396,639
AutoFlorence 2 SRL
3.83%, 12/24/44, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 3,759	4,091,778
3.88%, 12/24/44, (1-mo. EURIBOR + 0.750%)(b)(c)	EUR 327	355,237
AutoFlorence 3 SRL, 5.46%, 12/25/46, (1-mo. EURIBOR + 2.350%)(b)(c)	EUR 311	344,063
Autonoria Spain FT, 5.11%, 01/26/40, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR 300	331,746
Azure Finance No. 3 PLC, 5.75%, 06/20/34, (1-day SONIA + 0.800%)(b)(c)	GBP 513	661,700
BA Credit Card Trust, 4.98%, 11/15/28	USD 4,705	4,749,910
Bain Capital CLO Ltd. Series 2024-1A, Class A1, 6.20%, 04/16/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 2,235	2,249,562
Bain Capital Credit CLO Ltd., 1.00%, 10/20/34, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD 1,510	1,510,000
Barings CLO Ltd., 5.95%, 04/20/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 521	522,140
Bavarian Sky SA - Compartment German Auto Loans 13, 3.60%, 03/20/32, (1-mo. EURIBOR + 0.430%)(b)(c)	EUR 1,500	1,630,163
Benefit Street Partners CLO VIII Ltd. Series 2015-8A, Class A1AR, 5.98%, 01/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 330	330,836
Blueberry Park CLO Ltd., 6.48%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 2,000	2,001,160
Security	Par (000)	Value
BPCE Consumer Loans FCT, 4.08%, 10/31/42, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 2,000	$2,182,024
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD 277	279,726
Brignole Co., 5.37%, 02/24/42, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR 87	94,966
Bryant Park Funding Ltd., 6.28%, 04/15/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	USD 1,440	1,447,175
Cardiff Auto Receivables Securitisation PLC
6.85%, 08/20/31	GBP 266	344,017
7.55%, 08/20/31, (1-day SONIA + 2.600%)(b)(c)	GBP 202	261,507
6.35%, 08/20/31, (1-day SONIA + 1.400%)(b)(c)	GBP 611	790,205
Carlyle C17 CLO Ltd. Series C17A, Class A1AR, 5.88%, 04/30/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 486	486,464
Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class A1R2, 5.88%, 04/17/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 2,318	2,322,095
CarMax Auto Owner Trust, 4.92%, 10/16/28	USD 693	695,943
CarVal CLO II Ltd., 6.38%, 04/20/32, (3-mo. CME Term SOFR + 1.762%)(a)(b)	USD 1,500	1,499,577
CarVal CLO IX-C Ltd., 6.30%, 04/20/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	USD 1,000	1,005,101
Carval CLO X-C Ltd., 6.75%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD 2,000	2,001,464
Cbam Ltd. Series 2018-7A, Class A, 5.98%, 07/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 535	535,523
Chesapeake Funding II LLC, 5.52%, 05/15/36(a)	USD 4,089	4,125,970
CIFC Funding Ltd.
6.17%, 04/21/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 2,500	2,506,586
6.06%, 07/17/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	USD 3,500	3,503,600
6.82%, 07/23/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD 500	500,941
6.02%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD 1,250	1,250,041
Series 2018-1A, Class A, 5.89%, 04/18/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 5,998	6,010,571
Citibank Credit Card Issuance Trust, 5.69%, 05/14/29, (3-mo. CME Term SOFR + 0.884%)(b)	USD 21,123	21,338,338
CNH Equipment Trust, 4.77%, 06/15/29	USD 3,034	3,041,885
College Ave Student Loans LLC Series 2021-A, Class A1, 5.95%, 07/25/51, (3-mo. CME Term SOFR + 1.214%)(a)(b)	USD 152	149,999
Compartment BL Consumer Credit
4.01%, 09/25/41, (1-mo. EURIBOR + 0.900%)(b)	EUR 817	890,061
3.74%, 09/25/41, (1-mo. EURIBOR + 0.630%)(b)	EUR 1,799	1,959,686
Delamare Cards MTN Issuer PLC, 5.75%, 04/19/31, (1-day SONIA + 0.800%)(b)(c)	GBP 3,610	4,668,114
Dilosk Rmbs No. 9 Dac, 3.77%, 01/25/63, (3-mo. EURIBOR + 0.680%)(b)(c)	EUR 771	838,037
3
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Dowson PLC
6.70%, 01/20/29, (1-day SONIA + 1.750%)(b)(c)	GBP 131	$168,885
7.65%, 08/20/29, (1-day SONIA + 2.700%)(b)(c)	GBP 1,658	2,141,534
6.55%, 08/20/31, (1-day SONIA + 1.600%)(b)(c)	GBP 117	150,900
7.30%, 08/20/31, (1-day SONIA + 2.350%)(b)(c)	GBP 100	128,974
Dryden 68 CLO Ltd., 6.09%, 07/15/35, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 1,000	1,000,490
Dryden 77 CLO Ltd. Series 2020-77A, Class XR, 6.39%, 05/20/34, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 109	109,430
Dryden XXVI Senior Loan Fund, 6.37%, 04/15/29, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD 600	601,627
Dutch Property Finance BV
4.44%, 10/28/59, (3-mo. EURIBOR + 0.750%)(b)(c)	EUR 6,379	6,948,764
Series 2021-2, Class A, 3.77%, 04/28/59, (3-mo. EURIBOR + 0.700%)(b)(c)	EUR 3,846	4,187,869
Edenbrook Mortgage Funding PLC
6.91%, 03/22/57, (1-day SONIA + 1.950%)(b)(c)	GBP 253	328,100
7.51%, 03/22/57, (1-day SONIA + 2.550%)(b)(c)	GBP 146	189,356
Elmwood CLO 26 Ltd., 6.13%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD 3,740	3,750,301
Elmwood CLO II Ltd., 1.00%, 10/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 4,200	4,192,121
Elmwood CLO III Ltd., 6.23%, 07/18/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 500	501,000
Elvet Mortgages PLC Series 2021-1, 5.32%, 10/22/63, (1-day SONIA + 0.370%)(b)(c)	GBP 2,070	2,664,706
Enterprise Fleet Financing LLC
5.42%, 10/22/29(a)	USD 7,150	7,238,928
5.23%, 03/20/30(a)	USD 3,327	3,345,103
5.16%, 09/20/30(a)	USD 223	225,545
4.98%, 08/21/28(a)	USD 1,518	1,528,320
5.06%, 03/20/31(a)	USD 492	496,729
4.56%, 11/20/28(a)	USD 1,370	1,363,558
4.70%, 06/20/31(a)	USD 177	175,939
Ford Credit Auto Owner Trust
5.50%, 06/15/26, (30-day Avg SOFR + 0.490%)(b)	USD 1,302	1,302,604
5.53%, 09/15/28	USD 9,198	9,326,939
5.28%, 02/15/36(a)	USD 7,052	7,188,165
4.87%, 08/15/36(a)(d)	USD 5,786	5,827,155
Ford Credit Floorplan Master Owner Trust A
6.26%, 05/15/28, (30-day Avg SOFR + 1.250%)(a)(b)	USD 18,735	18,918,350
5.24%, 04/15/31(a)	USD 3,850	3,933,544
Fortuna Consumer Loan ABS DAC
4.56%, 02/18/34, (1-mo. EURIBOR + 1.350%)(b)(c)	EUR 200	218,394
5.51%, 02/18/34, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR 100	110,099
4.57%, 10/18/34, (1-mo. EURIBOR + 1.300%)(b)	EUR 400	436,101
4.92%, 10/18/34, (1-mo. EURIBOR + 1.650%)(b)	EUR 100	109,133
Security	Par (000)	Value
Foundation Finance Trust, 5.50%, 12/15/49(a)	USD 2,530	$2,558,670
FTA Consumo Santander
1.00%, 07/20/38	EUR 200	217,550
1.00%, 07/20/38	EUR 200	217,550
Galaxy XV CLO Ltd. Series 2013-15A, Class ARR, 5.89%, 10/15/30, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD 193	193,412
GAMMA Sociedade de Titularizacao de Creditos, 4.25%, 02/26/34, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR 1,100	1,198,499
Ginkgo Personal Loans, 4.19%, 09/23/44, (1-mo. EURIBOR + 0.790%)(b)(c)	EUR 1,800	1,962,678
GM Financial Revolving Receivables Trust
5.77%, 08/11/36(a)	USD 5,289	5,489,274
4.98%, 12/11/36(a)	USD 2,233	2,250,679
4.52%, 03/11/37(a)	USD 2,443	2,419,472
Golden Bar Securitisation SRL, 4.93%, 09/22/43, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR 286	313,356
Golden Ray SA - Compartment 1
1.00%, 12/27/57, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR 100	107,289
1.00%, 12/27/57, (1-mo. EURIBOR + 0.800%)(b)(c)	EUR 700	760,170
1.00%, 12/27/57, (1-mo. EURIBOR + 1.500%)(b)(c)	EUR 100	108,775
GoldenTree Loan Management U.S. CLO 8 Ltd., 5.82%, 10/20/34, (3-mo. CME Term SOFR + 1.150%)(a)(b)(e)	USD 1,430	1,430,000
GreatAmerica Leasing Receivables Funding LLC Series, 5.28%, 03/15/27(a)	USD 1,762	1,772,699
Hermitage PLC
7.30%, 04/21/33, (1-day SONIA + 2.350%)(b)(c)	GBP 89	114,917
6.55%, 04/21/33, (1-day SONIA + 1.600%)(b)(c)	GBP 101	129,996
Hill FL BV
5.26%, 02/18/32, (1-mo. EURIBOR + 2.050%)(b)(c)	EUR 100	110,145
6.41%, 02/18/32, (1-mo. EURIBOR + 3.200%)(b)(c)	EUR 100	110,180
3.93%, 10/18/32, (1-mo. EURIBOR + 0.720%)(b)(c)	EUR 1,500	1,633,576
5.16%, 10/18/32, (1-mo. EURIBOR + 1.950%)(b)(c)	EUR 100	109,158
Hops Hill No. 4 PLC
6.82%, 04/21/56, (1-day SONIA + 1.700%)(b)(c)	GBP 161	207,848
7.42%, 04/21/56, (1-day SONIA + 2.300%)(b)(c)	GBP 165	213,005
6.00%, 04/21/56, (1-day SONIA + 0.880%)(b)(c)	GBP 1,675	2,165,638
6.42%, 04/21/56, (1-day SONIA + 1.300%)(b)(c)	GBP 628	809,850
Hyundai Auto Receivables Trust
5.48%, 04/17/28	USD 256	258,591
4.99%, 02/15/29	USD 7,120	7,177,419
John Deere Owner Trust, 4.96%, 11/15/28	USD 9,312	9,381,513
KKR CLO 21 Ltd., 5.92%, 04/15/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 3,500	3,503,031
LCM 29 Ltd. Series 29A, Class AR, 5.99%, 04/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD 2,122	2,124,661
Schedule of Investments
4

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
London Cards No. 2 PLC
7.45%, 03/28/34(c)	GBP 100	$129,431
6.35%, 03/28/34, (1-day SONIA + 1.400%)(b)(c)	GBP 904	1,176,072
8.40%, 03/28/34, (1-day SONIA + 3.450%)(b)(c)	GBP 100	130,667
Lt Autorahoitus IV DAC, 3.90%, 07/18/33, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 1,416	1,542,810
Madison Park Funding L Ltd., 6.02%, 04/19/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD 500	500,429
Madison Park Funding LVII Ltd., 5.90%, 07/27/34, (3-mo. CME Term SOFR + 1.280%)(a)(b)	USD 1,635	1,635,840
Madison Park Funding XVII Ltd. Series 2015-17A, Class AR2, 5.88%, 07/21/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 903	903,379
Mariner CLO LLC, 6.22%, 01/23/37, (3-mo. CME Term SOFR + 1.590%)(a)(b)	USD 680	681,985
Marzio Finance SRL, 3.98%, 05/28/49, (1-mo. EURIBOR + 0.880%)(b)(c)	EUR 1,002	1,092,622
MMAF Equipment Finance LLC, 4.95%, 07/14/31(a)	USD 1,197	1,204,931
Molossus BTL PLC, 5.90%, 04/18/61, (1-day SONIA + 0.950%)(b)(c)	GBP 1,438	1,855,528
Navient Private Education Loan Trust, 5.64%, 12/15/59, (3-mo. CME Term SOFR + 0.834%)(a)(b)	USD 1,441	1,438,522
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1B, 5.92%, 04/15/69, (3-mo. CME Term SOFR + 1.114%)(a)(b)	USD 3,954	3,953,865
Series 2021-BA, Class A, 0.94%, 07/15/69(a)	USD 4,025	3,601,785
Series 2021-DA, Class A, 6.01%, 04/15/60, (PRIME - 1.990%)(a)(b)	USD 4,333	4,285,180
Navient Student Loan Trust, 6.71%, 03/15/72, (30-day Avg SOFR + 1.700%)(a)(b)	USD 2,060	2,072,101
Navistar Financial Dealer Note Master Owner Trust, 5.59%, 04/25/29(a)	USD 2,921	2,955,103
Nelnet Student Loan Trust
5.61%, 04/20/62, (3-mo. CME Term SOFR + 0.854%)(a)(b)	USD 3,402	3,375,759
5.56%, 04/20/62, (3-mo. CME Term SOFR + 0.804%)(a)(b)	USD 1,799	1,784,434
7.15%, 11/25/53(a)	USD 1,292	1,300,306
Series 2021-A, Class A1, 5.67%, 04/20/62, (3-mo. CME Term SOFR + 0.914%)(a)(b)	USD 4,161	4,135,039
Series 2021-BA, Class AFL, 5.65%, 04/20/62, (3-mo. CME Term SOFR + 0.894%)(a)(b)	USD 7,507	7,455,838
Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class AR2, 5.91%, 01/28/30, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 188	188,622
Neuberger Berman Loan Advisers CLO 35 Ltd., 5.92%, 01/19/33, (3-mo. CME Term SOFR + 1.300%)(a)(b)	USD 4,750	4,756,122
NewDay Funding
6.61%, 03/15/32, (1-day SONIA + 1.650%)(b)(c)	GBP 155	201,571
7.36%, 03/15/32, (1-day SONIA + 2.400%)(b)(c)	GBP 110	144,057
Newday Funding Master Issuer PLC
6.46%, 11/15/31, (1-day SONIA + 1.500%)(b)(c)	GBP 1,306	1,701,314
Security	Par (000)	Value
7.61%, 07/15/32, (1-day SONIA + 2.650%)(b)(c)	GBP 256	$331,726
6.86%, 07/15/32, (1-day SONIA + 1.900%)(b)(c)	GBP 116	149,903
6.36%, 07/15/32, (1-day SONIA + 1.400%)(b)(c)	GBP 102	131,560
1.00%, 11/15/32, (1-day SONIA + 1.600%)(b)(c)	GBP 146	188,260
Niagara Park CLO Ltd., 5.91%, 07/17/32, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 1,775	1,775,685
Noria DE, 5.00%, 02/25/43, (1-mo. EURIBOR + 1.650%)(b)	EUR 100	108,728
Oaktree CLO Ltd., 6.17%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 2,000	2,013,055
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, 5.89%, 01/25/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 906	909,313
OHA Loan Funding Ltd., 6.32%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 250	251,110
OneMain Direct Auto Receivables Trust, 6.61%, 03/14/29, (30-day Avg SOFR + 1.600%)(a)(b)	USD 6,433	6,459,267
OneMain Financial Issuance Trust, 6.51%, 09/15/36, (30-day Avg SOFR + 1.500%)(a)(b)	USD 2,201	2,231,518
Palmer Square CLO Ltd.
6.32%, 10/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD 4,000	3,999,900
Series 2015-2, 5.98%, 07/20/30, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD 676	676,802
Series 2021-3A, Class A1, 6.07%, 01/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD 500	500,518
PCL Funding IX PLC
5.86%, 07/16/29, (1-day SONIA + 0.900%)(b)(c)	GBP 1,504	1,943,686
6.26%, 07/16/29, (1-day SONIA + 1.300%)(b)(c)	GBP 106	137,083
PCL Funding VIII PLC
6.14%, 05/15/28, (1-day SONIA + 1.180%)(b)(c)	GBP 3,193	4,132,376
7.46%, 05/15/28, (1-day SONIA + 2.500%)(b)(c)	GBP 592	776,051
PFS Financing Corp., 6.16%, 08/15/27, (30-day Avg SOFR + 1.150%)(a)(b)	USD 11,549	11,600,714
Pikes Peak CLO 1 Series 2018-1A, Class A, 6.08%, 07/24/31, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD 679	680,196
Pikes Peak CLO 16 Ltd., 6.78%, 07/25/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD 1,500	1,507,094
Pony SA Compartment German Auto Loans, 4.46%, 01/14/33, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR 100	108,660
Porsche Financial Auto Securitization Trust, 5.79%, 01/22/29(a)	USD 4,850	4,904,120
Post CLO Ltd., 6.22%, 04/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD 1,000	1,004,564
Prodigy Finance DAC Series 2021-1A, Class A, 6.10%, 07/25/51, (3-mo. CME Term SOFR + 1.364%)(a)(b)	USD 502	499,693
Provident Funding Mortgage Trust, 2.50%, 11/25/51(a)(b)	USD 1,628	1,415,391
Quarzo SRL, 5.78%, 06/15/41, (3-mo. EURIBOR + 2.300%)(b)(c)	EUR 100	109,901
5
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Rad CLO 7 Ltd., 6.00%, 04/17/36, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD 1,570	$1,573,890
Red & Black Auto Germany 8 UG, Class B, 4.00%, 09/15/30, (1-mo. EURIBOR + 0.750%)(b)(c)	EUR 166	180,222
Red & Black Auto Italy SRL
4.33%, 07/28/36, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR 100	108,867
Class A, 3.80%, 12/28/31, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 3,473	3,778,739
Regatta VIII Funding Ltd., 6.20%, 04/17/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD 4,350	4,361,379
Regatta XXVII Funding Ltd., 6.15%, 04/26/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD 1,500	1,510,213
Regional Management Issuance Trust, 5.83%, 07/15/36(a)	USD 593	603,898
Romark WM-R Ltd. Series 2018-1A, Class A1, 5.91%, 04/20/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD 2,369	2,373,636
Satus PLC
5.85%, 01/17/31, (1-day SONIA + 0.900%)(b)(c)	GBP 944	1,220,291
7.00%, 01/17/31, (1-day SONIA + 2.050%)(b)(c)	GBP 102	132,868
6.20%, 01/17/31, (1-day SONIA + 1.250%)(b)(c)	GBP 337	436,074
SC Germany SA Compartment Consumer
4.26%, 01/14/38, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR 1,200	1,302,856
4.56%, 01/14/38, (1-mo. EURIBOR + 1.300%)(b)(c)	EUR 300	325,560
1.00%, 05/14/38, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 100	108,853
1.00%, 05/14/38, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	108,853
SCF Rahoituspalvelut XIII DAC, 4.51%, 06/25/34, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR 100	108,743
SFS Auto Receivables Securitization Trust, 5.89%, 03/22/27(a)	USD 3,233	3,240,886
Silverstone Master Issuer PLC, 5.24%, 01/21/70, (1-day SONIA + 0.290%)(b)(c)	GBP 3,485	4,478,722
Sixth Street CLO XX Ltd., 6.53%, 10/20/34, (3-mo. CME Term SOFR + 1.912%)(a)(b)	USD 1,000	1,000,614
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 5.61%, 06/15/33, (3-mo. CME Term SOFR + 0.662%)(b)	USD 1,344	1,328,044
Series 2005-A, Class A4, 5.52%, 12/15/38, (3-mo. CME Term SOFR + 0.572%)(b)	USD 4,977	4,909,140
Series 2005-B, Class A4, 5.54%, 06/15/39, (3-mo. CME Term SOFR + 0.592%)(b)	USD 3,063	3,004,785
Series 2006-A, Class A5, 5.50%, 06/15/39, (3-mo. CME Term SOFR + 0.552%)(b)	USD 7,392	7,187,259
Series 2006-B, Class A5, 5.48%, 12/15/39, (3-mo. CME Term SOFR + 0.532%)(b)	USD 5,218	5,080,285
SMB Private Education Loan Trust
6.46%, 02/16/55, (30-day Avg SOFR + 1.450%)(a)(b)	USD 10,971	11,033,308
6.86%, 05/16/50, (30-day Avg SOFR + 1.850%)(a)(b)	USD 3,600	3,654,580
6.81%, 10/15/58, (30-day Avg SOFR + 1.800%)(a)(b)	USD 14,678	14,929,042
Security	Par (000)	Value
5.92%, 06/15/37, (3-mo. CME Term SOFR + 1.114%)(a)(b)	USD 1,343	$1,342,136
6.81%, 10/16/56, (30-day Avg SOFR + 1.800%)(a)(b)	USD 6,131	6,250,827
6.54%, 11/15/52, (30-day Avg SOFR + 1.550%)(a)(b)	USD 5,306	5,366,472
Series 2017-A, Class A2B, 5.82%, 09/15/34, (3-mo. CME Term SOFR + 1.014%)(a)(b)	USD 1,899	1,900,215
SoFi Personal Loan Trust, 6.06%, 02/12/31(a)	USD 2,552	2,579,824
SoFi Professional Loan Program LLC
3.34%, 08/25/47(a)	USD 475	469,820
3.59%, 01/25/48(a)	USD 745	731,454
2.65%, 09/25/40(a)	USD 503	492,117
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 3.85%, 09/23/38, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR 6,280	6,812,283
TAGUS - Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 4.05%, 10/28/40, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR 907	972,980
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
5.77%, 10/27/42, (1-mo. EURIBOR + 2.600%)(b)(c)	EUR 100	108,802
4.97%, 10/27/42, (1-mo. EURIBOR + 1.800%)(b)(c)	EUR 100	108,803
TCI-Symphony CLO Ltd.
5.94%, 10/13/32, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD 3,695	3,701,883
5.85%, 07/15/30, (3-mo. CME Term SOFR + 1.192%)(a)(b)	USD 2,194	2,196,585
TICP CLO VII Ltd., 6.55%, 04/15/33, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD 885	885,820
TICP CLO XI Ltd., 6.16%, 04/25/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD 1,130	1,132,609
Together Asset-Backed Securitisation PLC, 5.66%, 07/12/63, (1-day SONIA + 0.700%)(b)(c)	GBP 1,128	1,455,075
Tower Bridge Funding PLC
7.95%, 01/20/66(c)	GBP 113	148,143
8.95%, 01/20/66(c)	GBP 113	148,752
6.17%, 05/20/66, (1-day SONIA + 1.200%)(b)(c)	GBP 168	216,999
6.57%, 05/20/66, (1-day SONIA + 1.600%)(b)(c)	GBP 100	129,746
5.85%, 05/20/66(c)	GBP 667	862,578
Toyota Auto Receivables Owner Trust, 5.54%, 08/15/28	USD 7,030	7,141,861
Trestles CLO V Ltd., 6.05%, 10/20/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD 7,640	7,654,134
Trinitas CLO XXIII Ltd., 6.42%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD 970	975,047
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP 480	623,232
Verizon Master Trust
4.83%, 12/22/31(a)	USD 2,048	2,065,778
5.00%, 12/20/28	USD 16,907	16,970,964
Volkswagen Auto Loan Enhanced Trust, 5.48%, 12/20/28	USD 11,746	11,946,598
Voya CLO Series 2017-2A, Class A1R, 5.90%, 06/07/30, (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD 1,055	1,055,387
Schedule of Investments
6

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Voya Ltd. Series 2012-4, 5.92%, 10/15/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD 4,699	$4,704,083
Westlake Automobile Receivables Trust
5.76%, 07/15/26, (30-day Avg SOFR + 0.750%)(a)(b)	USD 470	470,402
6.24%, 07/15/27(a)	USD 10,297	10,436,527
Youni Italy SRL
3.99%, 04/20/34, (1-mo. EURIBOR + 0.880%)(b)(c)	EUR 1,402	1,530,511
4.81%, 04/20/34, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR 106	116,046
Total Asset-Backed Securities — 18.1% (Cost: $524,559,018)		526,369,724
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.0%
Lanebrook Mortgage Transaction PLC, 5.76%, 03/15/61, (1-day SONIA + 0.800%)(b)(c)	GBP 713	921,538
Tower Bridge Funding PLC
6.36%, 12/20/66, (1-day SONIA + 1.400%)(b)(c)	GBP 100	129,201
6.86%, 12/20/66, (1-day SONIA + 1.900%)(b)(c)	GBP 100	129,071
		1,179,810
Mortgage-Backed Securities — 13.1%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 6.00%, 09/15/34, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD 7,100	6,922,500
A&D Mortgage Trust, 6.20%, 02/25/69(a)(d)	USD 2,831	2,842,896
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD 3,162	3,162,354
Angel Oak Mortgage Trust
5.21%, 08/25/68(a)(d)	USD 6,358	6,300,406
5.99%, 01/25/69(a)(d)	USD 5,052	5,075,350
Atlas Funding PLC
5.80%, 09/20/61(c)	GBP 1,300	1,680,429
6.25%, 09/20/61, (1-day SONIA + 1.300%)(b)(c)	GBP 198	255,216
6.50%, 09/20/61, (1-day SONIA + 1.550%)(b)(c)	GBP 100	128,980
7.15%, 09/20/61, (1-day SONIA + 2.200%)(b)(c)	GBP 100	128,977
Auburn 15 PLC, 6.05%, 07/20/45, (1-day SONIA + 1.100%)(b)(c)	GBP 1,983	2,566,780
Bank5
5.30%, 10/15/57	USD 7,730	7,792,440
5.88%, 08/15/57	USD 1,680	1,733,206
6.72%, 09/15/56(b)	USD 5,000	5,274,754
BBCMS Mortgage Trust
5.21%, 09/15/57	USD 9,960	10,020,965
5.75%, 04/15/56	USD 2,860	2,889,737
Series 2018-TALL, Class A, 5.72%, 03/15/37, (3-mo. CME Term SOFR + 0.919%)(a)(b)	USD 8,630	8,112,200
Beast Mortgage Trust, 5.67%, 04/15/36, (3-mo. CME Term SOFR + 0.864%)(a)(b)	USD 4,729	4,695,269
Benchmark Mortgage Trust, 5.81%, 01/10/57	USD 2,155	2,214,249
BFLD Commercial Mortgage Trust
1.00%, 11/15/29, (3-mo. CME Term SOFR + 1.842%)(a)(b)	USD 570	568,575
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.26%, 11/15/29, (3-mo. CME Term SOFR + 1.493%)(a)(b)	USD 770	$768,072
BFLD Mortgage Trust, 6.30%, 08/15/26, (3-mo. CME Term SOFR + 1.492%)(a)(b)	USD 2,300	2,300,719
BMO Mortgage Trust
5.32%, 09/15/57	USD 2,500	2,522,332
5.74%, 02/15/57	USD 4,160	4,256,389
7.05%, 11/15/56(b)	USD 1,000	1,071,771
Brass No. 11 PLC, 5.73%, 11/16/70, (1-day SONIA + 0.750%)(b)(c)	GBP 4,179	5,414,078
BRAVO Residential Funding Trust
6.29%, 02/25/64(a)(d)	USD 8,078	8,135,202
6.39%, 10/25/63(a)(d)	USD 1,298	1,308,407
BX Commercial Mortgage Trust
6.25%, 02/15/39, (3-mo. CME Term SOFR + 1.442%)(a)(b)	USD 1,123	1,125,167
6.50%, 08/15/39, (3-mo. CME Term SOFR + 1.691%)(a)(b)	USD 3,280	3,285,125
6.94%, 08/15/39, (3-mo. CME Term SOFR + 2.141%)(a)(b)	USD 2,530	2,535,534
7.88%, 10/15/41, (3-mo. CME Term SOFR + 2.880%)(a)(b)	USD 1,538	1,533,127
BX Trust
5.72%, 02/15/36, (3-mo. CME Term SOFR + 0.914%)(a)(b)	USD 7,351	7,334,753
6.30%, 07/15/29, (3-mo. CME Term SOFR + 1.491%)(a)(b)	USD 3,750	3,752,344
6.89%, 03/15/41, (3-mo. CME Term SOFR + 2.090%)(a)(b)	USD 1,970	1,976,144
7.84%, 03/15/41, (3-mo. CME Term SOFR + 3.039%)(a)(b)	USD 800	801,500
Series 2019-CALM, Class A, 5.79%, 11/15/32, (3-mo. CME Term SOFR + 0.990%)(a)(b)	USD 549	548,860
CEDR Commercial Mortgage Trust, 5.77%, 02/15/39, (3-mo. CME Term SOFR + 0.988%)(a)(b)	USD 5,410	5,167,153
CENT Trust, 7.42%, 09/15/38, (3-mo. CME Term SOFR + 2.620%)(a)(b)	USD 3,862	3,881,576
CFCRE Commercial Mortgage Trust, 3.84%, 12/10/54	USD 2,500	2,426,763
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 5.75%, 07/25/49, (3-mo. CME Term SOFR + 1.014%)(a)(b)	USD 929	884,086
Citadel PLC
1.00%, 04/28/60, (1-day SONIA + 1.020%)(b)(c)	GBP 2,113	2,724,609
1.00%, 04/28/60, (1-day SONIA + 1.450%)(b)(c)	GBP 100	128,945
1.00%, 04/28/60, (1-day SONIA + 1.750%)(b)(c)	GBP 100	128,945
1.00%, 04/28/60, (1-day SONIA + 2.450%)(b)(c)	GBP 100	128,945
COAST Commercial Mortgage Trust, 7.40%, 08/15/36, (3-mo. CME Term SOFR + 2.591%)(a)(b)	USD 4,000	3,995,000
COLT Mortgage Loan Trust, 5.84%, 02/25/69(a)(d)	USD 6,141	6,154,011
CONE Trust, 6.45%, 08/15/41, (3-mo. CME Term SOFR + 1.642%)(a)(b)	USD 1,440	1,440,000
Cross Mortgage Trust, 6.09%, 12/25/68(a)(d)	USD 4,252	4,270,932
7
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Domi BV, 4.66%, 02/15/55, (3-mo. EURIBOR + 1.120%)(b)(c)	EUR 2,509	$2,762,587
East One PLC
6.36%, 12/27/55, (1-day SONIA + 1.400%)(b)(c)	GBP 1,116	1,446,285
6.66%, 12/27/55, (1-day SONIA + 1.700%)(b)(c)	GBP 172	222,799
6.96%, 12/27/55, (1-day SONIA + 2.000%)(b)(c)	GBP 280	361,119
ELM Trust
5.80%, 06/10/39(a)(b)	USD 5,440	5,496,886
5.80%, 06/10/39(a)(b)	USD 5,440	5,496,886
Elstree Funding No. 4 PLC, 6.07%, 10/21/55, (1-day SONIA + 1.120%)(b)(c)	GBP 1,137	1,474,530
EQT Trust, 5.33%, 07/05/41(a)(b)	USD 4,341	4,345,618
Exmoor Funding PLC
5.84%, 03/25/94, (1-day SONIA + 0.880%)(b)(c)	GBP 1,078	1,391,310
6.86%, 03/25/94, (1-day SONIA + 1.900%)(b)(c)	GBP 100	128,824
7.76%, 03/25/94, (1-day SONIA + 2.800%)(b)(c)	GBP 100	128,824
Federal Home Loan Mortgage Corp., 3.50%, 02/01/35(f)	USD 7,875	7,563,924
Federal Home Loan Mortgage Corp. REMICS
1.50%, 04/15/44	USD 347	334,578
2.00%, 12/25/33	USD 15,824	14,689,933
6.31%, 03/25/54, (30-day Avg SOFR + 1.450%)(b)	USD 8,143	8,141,728
6.31%, 04/25/54, (30-day Avg SOFR + 1.450%)(b)	USD 8,563	8,562,331
Federal National Mortgage Association REMICS
2.50%, 04/25/34	USD 7,181	6,695,291
5.27%, 12/25/48, (30-day SOFR + 0.414%)(b)	USD 6,908	6,799,797
6.05%, 12/25/54, (30-day Avg SOFR + 1.200%)(b)	USD 10,255	10,245,386
GCAT Trust, 3.34%, 02/25/67(a)(b)	USD 9,221	8,608,733
GS Mortgage Securities Corp. Trust
5.20%, 08/10/41(a)(b)	USD 930	920,339
5.87%, 10/15/36, (3-mo. CME Term SOFR + 1.064%)(a)(b)	USD 4,385	4,349,174
7.59%, 03/15/28, (3-mo. CME Term SOFR + 2.790%)(a)(b)	USD 2,580	2,592,900
HONO Mortgage Trust, 6.07%, 10/15/36, (3-mo. CME Term SOFR + 1.264%)(a)(b)	USD 2,716	2,634,667
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD 2,113	2,020,018
6.41%, 03/15/39, (30-day Avg SOFR + 1.400%)(a)(b)	USD 3,540	3,540,000
Series 2019-BKWD, Class A, 6.42%, 09/15/29, (3-mo. CME Term SOFR + 1.614%)(a)(b)	USD 742	690,357
JP Morgan Mortgage Trust
2.50%, 05/25/52(a)(b)	USD 3,614	3,163,315
2.50%, 06/25/52(a)(b)	USD 1,163	1,014,656
2.50%, 08/25/52(a)(b)	USD 1,985	1,734,253
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Jupiter Mortgage No. 1 PLC
6.65%, 07/20/55, (1-day SONIA + 1.700%)(b)(c)	GBP 989	$1,279,989
7.20%, 07/20/55, (1-day SONIA + 2.250%)(b)(c)	GBP 313	409,938
7.95%, 07/20/55, (1-day SONIA + 3.000%)(b)(c)	GBP 213	278,913
Lanark Master Issuer PLC, 5.47%, 12/22/69, (1-day SONIA + 0.500%)(b)(c)	GBP 1,140	1,472,113
Lanebrook Mortgage Transaction PLC, 6.15%, 08/20/60, (1-day SONIA + 1.180%)(b)(c)	GBP 751	976,099
Last Mile Securities PE DAC, 4.45%, 08/17/31, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR 3,965	4,306,719
LBA Trust, 6.25%, 10/15/41, (3-mo. CME Term SOFR + 1.443%)(a)(b)	USD 4,370	4,365,903
LUX, 7.49%, 08/15/40, (3-mo. CME Term SOFR + 2.690%)(a)(b)	USD 1,649	1,657,215
Miltonia Mortgage Finance SRL, 4.37%, 04/28/62, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 273	295,491
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50	USD 10,000	9,909,376
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD 1,087	1,047,514
Series 2018-BOP, Class A, 5.70%, 08/15/33, (3-mo. CME Term SOFR + 0.897%)(a)(b)	USD 1,426	1,163,991
Mortimer PLC
1.00%, 09/22/67, (1-day SONIA + 0.830%)(b)(c)	GBP 1,158	1,493,184
1.00%, 09/22/67, (1-day SONIA + 1.150%)(b)(c)	GBP 441	568,648
1.00%, 09/22/67, (1-day SONIA + 1.550%)(b)(c)	GBP 100	128,945
1.00%, 09/22/67, (1-day SONIA + 2100%)(b)(c)	GBP 100	128,945
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(b)	USD 305	325,112
OPEN Trust, 7.89%, 10/15/28, (1-mo. CME Term SOFR + 3.089%)(a)(b)	USD 833	842,022
Polaris PLC
5.98%, 02/26/61, (1-day SONIA + 1.030%)(b)(c)	GBP 1,665	2,158,264
6.30%, 02/26/61, (1-day SONIA + 1.350%)(b)(c)	GBP 1,006	1,303,494
6.65%, 02/26/61, (1-day SONIA + 1.700%)(b)(c)	GBP 106	137,794
7.65%, 02/26/61, (1-day SONIA + 2.700%)(b)(c)	GBP 100	131,082
8.95%, 02/26/61, (1-day SONIA + 4.000%)(b)(c)	GBP 100	130,031
PRPM LLC, 4.00%, 01/25/54(a)(d)	USD 749	729,503
PRPM Trust, 6.33%, 06/25/69(a)(d)	USD 864	871,985
PSMC Trust, 2.50%, 03/25/51(a)(b)	USD 7,336	5,929,935
RCKT Mortgage Trust, 2.50%, 06/25/51(a)(b)	USD 8,816	7,708,131
RIAL Issuer Ltd., 7.04%, 01/19/37, (3-mo. CME Term SOFR + 2.250%)(a)(b)	USD 1,500	1,494,392
Sequoia Mortgage Trust
2.50%, 03/25/51(a)(b)	USD 8,002	6,483,093
4.50%, 11/25/63(a)(b)	USD 3,696	3,641,057
Schedule of Investments
8

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
SMRT Commercial Mortgage Trust, 5.80%, 01/15/39, (3-mo. CME Term SOFR + 1.000%)(a)(b)	USD 3,570	$3,544,603
Stratton Mortgage Funding PLC
5.86%, 06/28/50, (1-day SONIA + 0.900%)(b)(c)	GBP 1,117	1,442,330
6.31%, 06/25/49, (1-day SONIA + 1.350%)(b)(c)	GBP 353	454,614
6.46%, 06/25/49, (1-day SONIA + 1.500%)(b)(c)	GBP 100	128,572
6.46%, 06/28/50, (1-day SONIA + 1.500%)(b)(c)	GBP 181	232,128
Taubman Centers Commercial Mortgage Trust, 6.99%, 05/15/37, (3-mo. CME Term SOFR + 2.186%)(a)(b)	USD 3,450	3,465,068
Thunder Logistics DAC
3.09%, 11/17/36, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR 1,486	1,616,329
3.09%, 11/17/36, (3-mo. EURIBOR + 2.050%)(b)(c)	EUR 100	108,769
5.69%, 11/17/36, (3-mo. EURIBOR + 2.550%)(b)(c)	EUR 100	108,768
Together Asset-Backed Securitisation PLC
5.91%, 08/15/64, (1-day SONIA + 0.950%)(b)(c)	GBP 1,312	1,699,716
6.65%, 08/20/55, (1-day SONIA + 1.700%)(b)(c)	GBP 114	148,687
7.45%, 08/20/55, (1-day SONIA + 2.500%)(b)(c)	GBP 100	130,304
Trinity Square PLC, 5.86%, 07/15/59(c)	GBP 1,621	2,096,290
TYSN Mortgage Trust, 6.58%, 12/10/33(a)(b)	USD 1,610	1,666,048
U.K. Logistics DAC, 6.63%, 05/17/34, (1-day SONIA + 1.650%)(b)(c)	GBP 360	465,596
Vita Scientia DAC, 4.84%, 02/27/33, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR 9,031	9,769,835
Wells Fargo Commercial Mortgage Trust
Series 2017-SMP, Class A, 5.73%, 12/15/34, (3-mo. CME Term SOFR + 0.921%)(a)(b)	USD 17,280	15,943,729
Series 2018-C48, Class A5, 4.30%, 01/15/52	USD 5,372	5,213,457
Winchester 1 PLC
1.00%, 10/21/56	GBP 862	1,111,507
1.00%, 10/21/56, (1-day SONIA + 1.200%)(b)(c)	GBP 331	426,808
1.00%, 10/21/56, (1-day SONIA + 2.000%)(b)(c)	GBP 100	128,945
6.50%, 10/21/56, (1-day SONIA + 1.550%)(b)(c)	GBP 100	128,945
		381,322,746
Total Collateralized Mortgage Obligations — 13.1% (Cost: $381,050,355)		382,502,556
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	USD 100	96,946
7.88%, 04/01/30(a)(g)	USD 142	144,782
9.00%, 09/15/28(a)(g)	USD 261	274,135
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	USD 66	61,679
Security	Par (000)	Value
Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(g)	USD 29	$27,195
4.63%, 03/15/30(a)(g)	USD 27	25,116
5.00%, 08/15/27(a)	USD 157	154,624
		784,477
Aerospace & Defense — 1.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD 39	39,867
BAE Systems PLC
5.00%, 03/26/27(a)	USD 2,958	2,977,181
5.25%, 03/26/31(a)	USD 250	253,927
Bombardier Inc.
6.00%, 02/15/28(a)	USD 172	171,807
7.25%, 07/01/31(a)(g)	USD 23	23,763
7.50%, 02/01/29(a)(g)	USD 42	43,732
8.75%, 11/15/30(a)(g)	USD 105	113,769
L3Harris Technologies Inc.
4.40%, 06/15/28	USD 654	646,063
5.05%, 06/01/29	USD 6,160	6,208,777
5.40%, 01/15/27	USD 5,405	5,492,099
Lockheed Martin Corp., 4.50%, 02/15/29	USD 3,633	3,618,532
Northrop Grumman Corp.
3.25%, 01/15/28	USD 6,636	6,353,515
4.60%, 02/01/29	USD 286	284,702
RTX Corp.
3.13%, 05/04/27	USD 11,516	11,101,065
3.50%, 03/15/27	USD 3,472	3,382,966
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	USD 85	91,673
9.75%, 11/15/30(a)	USD 23	25,532
TransDigm Inc.
6.38%, 03/01/29(a)	USD 410	416,166
6.75%, 08/15/28(a)	USD 721	736,473
		41,981,609
Agriculture — 0.8%
Altria Group Inc.
2.63%, 09/16/26	USD 542	522,157
4.80%, 02/14/29	USD 7,987	7,934,764
6.20%, 11/01/28	USD 2,913	3,047,543
BAT Capital Corp.
3.56%, 08/15/27	USD 2,641	2,561,359
4.70%, 04/02/27	USD 938	936,624
BAT International Finance PLC
4.45%, 03/16/28	USD 596	587,825
5.93%, 02/02/29	USD 6,700	6,942,706
Reynolds American Inc., 4.45%, 06/12/25	USD 466	464,343
		22,997,321
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26(a)	USD 141	136,401
American Airlines Inc., 8.50%, 05/15/29(a)	USD 74	77,769
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)	USD 4,720	4,584,509
United Airlines Inc.
4.38%, 04/15/26(a)	USD 43	42,257
4.63%, 04/15/29(a)	USD 101	96,668
		4,937,604
Apparel — 0.0%
Crocs Inc., 4.25%, 03/15/29(a)	USD 48	44,025
Hanesbrands Inc., 4.88%, 05/15/26(a)	USD 27	26,673
William Carter Co. (The), 5.63%, 03/15/27(a)	USD 36	35,789
		106,487
9
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers — 1.0%
BMW U.S. Capital LLC, 4.65%, 08/13/29(a)(g)	USD 3,710	$3,670,934
Ford Motor Credit Co. LLC
4.95%, 05/28/27	USD 1,510	1,493,053
5.80%, 03/05/27	USD 4,489	4,528,543
6.95%, 06/10/26	USD 4,447	4,544,296
General Motors Financial Co. Inc.
4.00%, 10/06/26	USD 4,878	4,804,941
4.35%, 01/17/27	USD 1,140	1,128,187
5.80%, 01/07/29	USD 1,454	1,488,464
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26(a)	USD 136	139,020
7.05%, 09/15/28(a)	USD 844	876,304
Toyota Motor Credit Corp., 4.55%, 08/09/29	USD 605	600,879
Traton Finance Luxembourg SA, 3.75%, 03/27/27(c)	EUR 2,400	2,634,904
Volkswagen Bank GmbH, 2.50%, 07/31/26(c)	EUR 3,700	3,961,085
Wabash National Corp., 4.50%, 10/15/28(a)	USD 76	69,173
		29,939,783
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	USD 53	53,106
6.75%, 05/15/28(a)	USD 145	148,426
Tenneco Inc., 8.00%, 11/17/28(a)	USD 29	26,854
		228,386
Banks — 9.5%
Bank of America Corp.
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	USD 2,858	2,768,535
4.83%, 07/22/26, (1-day SOFR + 1.750%)(b)	USD 26,360	26,327,650
5.08%, 01/20/27, (1-day SOFR + 1.290%)(b)	USD 286	286,737
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	USD 7,096	7,165,688
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	USD 6,908	7,130,438
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	USD 2,225	2,272,160
Barclays PLC
5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	USD 200	203,086
5.69%, 03/12/30, (1-day SOFR +1.740%)(b)	USD 2,040	2,076,261
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	USD 510	486,911
3.20%, 10/21/26	USD 1,318	1,281,369
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	USD 3,764	3,686,474
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	USD 4,164	4,192,001
5.61%, 09/29/26, (1-day SOFR + 1.546%)(b)	USD 13,820	13,895,455
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	USD 27	29,738
Goldman Sachs Bank USA/New York, 5.41%, 05/21/27, (1-day SOFR +0.750%)(b)	USD 280	282,683
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	USD 4,406	4,150,285
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	USD 9,341	8,831,655
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	USD 8,786	8,371,374
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	USD 3,832	3,725,619
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	USD 7,380	7,323,632
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)	USD 6,030	5,951,154
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)(g)	USD 3,016	3,022,965
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	USD 6,686	6,874,062
JPMorgan Chase & Co.
1.05%, 11/19/26, (1-day SOFR + 0.800%)(b)	USD 4,880	4,687,146
2.08%, 04/22/26, (1-day SOFR + 1.850%)(b)	USD 7,715	7,607,369
Security	Par (000)	Value
Banks (continued)
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	USD 4,060	$3,672,327
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	USD 5,070	5,034,180
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	USD 3,995	4,000,551
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	USD 10,280	10,329,049
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	USD 12,854	12,895,300
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	USD 171	171,918
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	USD 1,465	1,486,746
5.55%, 12/15/25, (1-day SOFR + 1.070%)(b)	USD 18,047	18,052,000
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	USD 4,440	4,519,308
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	USD 11,604	12,104,012
Morgan Stanley
0.41%, 10/29/27, (3-mo. EURIBOR + 0.698%)(b)	EUR 3,670	3,787,234
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	USD 12,627	12,666,725
5.66%, 04/18/30, (1-day SOFR +1.260%)(b)	USD 6,268	6,434,440
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	USD 3,535	3,682,978
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	USD 3,120	3,103,655
4.97%, 07/14/28, (1-day SOFR +0.930%)(b)	USD 5,845	5,877,524
5.50%, 05/26/28, (1-day SOFR +0.865%)(b)	USD 6,410	6,521,192
Royal Bank of Canada
1.20%, 04/27/26	USD 62	59,034
4.88%, 01/19/27	USD 641	645,894
Truist Financial Corp., 5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	USD 2,256	2,283,064
U.S. Bancorp
1.45%, 05/12/25	USD 500	491,474
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	USD 186	176,023
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	USD 467	474,478
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	USD 182	188,898
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(b)	USD 2,224	2,090,739
4.63%, 03/17/28, (1-year EURIBOR ICE Swap + 1.150%)(b)(c)	EUR 3,215	3,602,296
Wells Fargo & Co.
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	USD 3,280	3,179,981
4.54%, 08/15/26, (1-day SOFR + 1.560%)(b)	USD 410	408,345
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	USD 2,490	2,514,753
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	USD 4,802	4,895,180
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	USD 9,194	9,634,730
		277,614,475
Biotechnology — 0.7%
Amgen Inc.
1.65%, 08/15/28	USD 4,575	4,099,559
4.05%, 08/18/29	USD 3,950	3,833,447
5.15%, 03/02/28	USD 211	213,883
5.25%, 03/02/25	USD 10,767	10,778,662
		18,925,551
Building Materials — 0.0%
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(g)	USD 56	56,258
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30(a)	USD 3	3,051
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)	USD 43	41,610
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	USD 240	238,024
Schedule of Investments
10

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Standard Industries Inc./New York
4.38%, 07/15/30(a)	USD 60	$55,137
4.75%, 01/15/28(a)	USD 279	269,089
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(a)	USD 65	67,533
		730,702
Chemicals — 0.1%
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	USD 153	140,720
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	USD 174	170,523
Chemours Co. (The)
4.63%, 11/15/29(a)(g)	USD 15	13,023
5.38%, 05/15/27	USD 349	336,025
5.75%, 11/15/28(a)	USD 28	25,846
Element Solutions Inc., 3.88%, 09/01/28(a)	USD 347	334,269
Herens Holdco SARL, 4.75%, 05/15/28(a)	USD 200	174,778
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(a)	USD 200	212,182
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	USD 244	239,422
		1,646,788
Commercial Services — 0.3%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD 253	257,471
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)(g)	USD 601	563,755
4.63%, 06/01/28(a)	USD 400	374,524
Block Inc., 2.75%, 06/01/26	USD 332	319,658
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD 423	445,935
Champions Financing Inc., 8.75%, 02/15/29(a)(g)	USD 8	8,076
Garda World Security Corp.
4.63%, 02/15/27(a)	USD 75	73,026
7.75%, 02/15/28(a)(g)	USD 109	112,570
Global Payments Inc.
1.20%, 03/01/26	USD 3,381	3,225,278
3.20%, 08/15/29	USD 301	277,010
4.80%, 04/01/26	USD 958	955,951
4.95%, 08/15/27	USD 429	430,949
5.30%, 08/15/29	USD 163	164,319
Herc Holdings Inc., 5.50%, 07/15/27(a)	USD 98	97,354
Korn Ferry, 4.63%, 12/15/27(a)	USD 76	74,102
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	USD 102	95,992
6.25%, 01/15/28(a)(g)	USD 80	79,915
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)	USD 113	111,110
Sotheby's, 7.38%, 10/15/27(a)	USD 261	254,011
Williams Scotsman Inc., 6.13%, 06/15/25(a)	USD 150	149,771
Worldline SA/France, 4.13%, 09/12/28(c)	EUR 1,900	1,963,231
		10,034,008
Computers — 0.1%
Dell International LLC/EMC Corp., 5.25%, 02/01/28	USD 1,370	1,391,724
NCR Atleos Corp., 9.50%, 04/01/29(a)(g)	USD 41	45,125
Security	Par (000)	Value
Computers (continued)
Seagate HDD Cayman, 8.25%, 12/15/29(g)	USD 83	$89,304
		1,526,153
Cosmetics & Personal Care — 0.0%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(a)	USD 15	15,294
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29(a)	USD 38	34,556
IMCD NV, 3.63%, 04/30/30(c)	EUR 730	786,734
		821,290
Diversified Financial Services — 0.5%
Capital One Financial Corp., 4.99%, 07/24/26, (1-day SOFR + 2.160%)(b)	USD 456	455,523
Charles Schwab Corp. (The), 6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)	USD 460	483,190
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	USD 37	37,892
GGAM Finance Ltd.
6.88%, 04/15/29(a)	USD 72	73,373
8.00%, 02/15/27(a)	USD 23	23,762
8.00%, 06/15/28(a)	USD 27	28,465
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	USD 200	184,488
Jefferies GmbH, 4.04%, 07/22/26(b)(c)	EUR 3,600	3,908,068
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(a)	USD 10	10,305
6.50%, 03/26/31(a)	USD 25	25,971
8.13%, 03/30/29(a)	USD 893	944,648
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	USD 2,209	2,087,921
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	USD 160	158,384
5.13%, 12/15/30(a)	USD 178	166,639
6.00%, 01/15/27(a)	USD 75	74,728
Navient Corp., 9.38%, 07/25/30	USD 64	69,679
OneMain Finance Corp.
3.50%, 01/15/27	USD 58	55,354
4.00%, 09/15/30	USD 27	23,768
6.63%, 01/15/28	USD 96	97,507
7.88%, 03/15/30(g)	USD 18	18,739
9.00%, 01/15/29	USD 61	64,629
PennyMac Financial Services Inc., 7.88%, 12/15/29(a)	USD 43	45,020
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	USD 154	146,547
SLM Corp., 3.13%, 11/02/26	USD 42	39,828
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(h)	USD 4,420	4,159,695
		13,384,123
Electric — 1.7%
AEP Texas Inc., 5.45%, 05/15/29	USD 4,941	5,044,557
Calpine Corp., 5.13%, 03/15/28(a)	USD 98	95,779
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	USD 82	79,540
Duke Energy Corp.
2.65%, 09/01/26(g)	USD 4,788	4,620,593
4.85%, 01/05/29	USD 5,745	5,750,174
5.00%, 12/08/25	USD 742	743,796
11
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Edison International
4.70%, 08/15/25	USD 628	$626,286
5.25%, 11/15/28	USD 98	98,716
Eversource Energy
4.75%, 05/15/26	USD 1,462	1,462,250
5.00%, 01/01/27	USD 2,580	2,595,178
5.45%, 03/01/28	USD 1,901	1,938,821
Series O, 4.25%, 04/01/29	USD 314	306,307
Exelon Corp.
5.15%, 03/15/28	USD 4,101	4,144,628
5.15%, 03/15/29	USD 2,008	2,035,427
FirstEnergy Corp., Series B, 3.90%, 07/15/27	USD 1,557	1,519,734
FirstEnergy Transmission LLC, 4.55%, 01/15/30(a)	USD 1,316	1,291,995
Florida Power & Light Co.
4.40%, 05/15/28	USD 141	140,256
5.05%, 04/01/28	USD 140	141,941
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	USD 1,097	1,069,690
4.90%, 03/15/29	USD 727	730,176
NextEra Energy Operating Partners LP, 7.25%, 01/15/29(a)(g)	USD 29	29,830
Pacific Gas and Electric Co., 5.95%, 09/04/25, (1-day SOFR Index + 0.950%)(b)	USD 7,277	7,293,203
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	USD 95	90,562
Sempra
3.30%, 04/01/25	USD 852	846,135
3.70%, 04/01/29	USD 52	49,433
Southern California Edison Co.
5.30%, 03/01/28	USD 1,042	1,061,033
Series D, 4.70%, 06/01/27	USD 70	70,106
Southern Co. (The), 5.50%, 03/15/29	USD 5,710	5,872,571
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	USD 27	29,126
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25(g)	USD 243	240,918
Vistra Operations Co. LLC, 5.63%, 02/15/27(a)	USD 78	77,799
		50,096,560
Electrical Components & Equipment — 0.0%
WESCO Distribution Inc., 6.38%, 03/15/29(a)	USD 32	32,652
Electronics — 0.0%
Imola Merger Corp., 4.75%, 05/15/29(a)	USD 101	97,638
Sensata Technologies Inc., 4.38%, 02/15/30(a)	USD 100	93,110
		190,748
Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29(a)	USD 95	89,649
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	USD 226	239,593
Dycom Industries Inc., 4.50%, 04/15/29(a)	USD 27	25,503
		354,745
Entertainment — 0.0%
Boyne USA Inc., 4.75%, 05/15/29(a)	USD 78	74,382
Caesars Entertainment Inc., 7.00%, 02/15/30(a)	USD 461	472,549
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD 171	165,900
5.50%, 04/01/27(a)	USD 110	109,345
5.75%, 04/01/30(a)(g)	USD 44	43,316
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD 118	111,791
Security	Par (000)	Value
Entertainment (continued)
4.75%, 10/15/27(a)(g)	USD 72	$70,068
6.50%, 05/15/27(a)	USD 114	115,576
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(a)	USD 49	48,591
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	USD 27	26,322
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)	USD 98	97,416
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD 85	82,520
7.13%, 02/15/31(a)(g)	USD 10	10,520
		1,428,296
Environmental Control — 0.0%
Clean Harbors Inc.
4.88%, 07/15/27(a)	USD 45	44,315
5.13%, 07/15/29(a)	USD 27	26,270
GFL Environmental Inc.
4.00%, 08/01/28(a)(g)	USD 178	168,345
6.75%, 01/15/31(a)	USD 441	454,061
		692,991
Food — 0.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)(g)	USD 89	82,229
4.63%, 01/15/27(a)	USD 105	103,015
5.88%, 02/15/28(a)	USD 68	68,109
6.50%, 02/15/28(a)(g)	USD 27	27,629
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28(a)	USD 222	213,160
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	USD 31	32,510
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(g)	USD 51	47,351
4.88%, 05/15/28(a)	USD 61	59,756
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD 27	25,271
5.50%, 10/15/27(a)	USD 90	89,237
Post Holdings Inc., 4.63%, 04/15/30(a)	USD 61	57,010
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	USD 38	35,201
U.S. Foods Inc.
4.63%, 06/01/30(a)(g)	USD 27	25,618
4.75%, 02/15/29(a)	USD 27	26,010
6.88%, 09/15/28(a)	USD 30	30,837
		922,943
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD 135	132,562
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	USD 4	4,115
National Grid North America Inc., 4.15%, 09/12/27(c)	EUR 2,043	2,284,688
		2,288,803
Health Care - Products — 0.2%
Avantor Funding Inc., 4.63%, 07/15/28(a)	USD 196	189,516
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD 273	286,423
Medline Borrower LP
3.88%, 04/01/29(a)	USD 265	247,900
Schedule of Investments
12

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.25%, 10/01/29(a)	USD 23	$22,278
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	USD 72	73,256
Sartorius Finance BV, 4.25%, 09/14/26(c)	EUR 3,300	3,661,366
Teleflex Inc., 4.25%, 06/01/28(a)	USD 108	103,539
		4,584,278
Health Care - Services — 1.2%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	USD 114	110,675
3.50%, 04/01/30(a)	USD 82	79,367
5.00%, 07/15/27(a)	USD 27	26,831
Charles River Laboratories International Inc., 4.25%, 05/01/28(a)	USD 40	38,027
CHS/Community Health Systems Inc.
5.25%, 05/15/30(a)	USD 61	53,237
5.63%, 03/15/27(a)	USD 781	761,680
6.00%, 01/15/29(a)	USD 67	63,096
Elevance Health Inc.
3.65%, 12/01/27	USD 23	22,333
4.10%, 03/01/28	USD 237	232,439
5.15%, 06/15/29	USD 3,432	3,476,519
Encompass Health Corp.
4.50%, 02/01/28	USD 156	151,739
4.75%, 02/01/30	USD 56	53,861
Fortrea Holdings Inc., 7.50%, 07/01/30(a)	USD 19	18,684
HCA Inc.
3.13%, 03/15/27	USD 359	345,290
4.13%, 06/15/29	USD 4,750	4,574,680
4.50%, 02/15/27	USD 2,136	2,118,545
5.25%, 06/15/26	USD 1,123	1,127,121
5.63%, 09/01/28	USD 3,212	3,276,550
5.88%, 02/15/26	USD 8,337	8,394,710
5.88%, 02/01/29	USD 217	223,472
HealthEquity Inc., 4.50%, 10/01/29(a)(g)	USD 117	111,502
Humana Inc.
3.95%, 03/15/27	USD 133	130,158
4.88%, 04/01/30	USD 3,435	3,384,723
5.75%, 12/01/28(g)	USD 3,491	3,581,874
IQVIA Inc., 5.00%, 05/15/27(a)	USD 200	197,433
LifePoint Health Inc.
9.88%, 08/15/30(a)	USD 438	479,120
11.00%, 10/15/30(a)	USD 96	107,012
Molina Healthcare Inc., 4.38%, 06/15/28(a)	USD 95	91,149
Star Parent Inc., 9.00%, 10/01/30(a)	USD 24	24,960
Tenet Healthcare Corp.
4.63%, 06/15/28	USD 142	137,267
6.13%, 06/15/30	USD 110	110,515
		33,504,569
Holding Companies - Diversified — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD 31	25,860
5.25%, 05/15/27	USD 51	47,512
9.75%, 01/15/29	USD 51	50,962
		124,334
Home Builders — 0.0%
Beazer Homes USA Inc., 7.50%, 03/15/31(a)(g)	USD 15	15,420
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	USD 113	106,826
Empire Communities Corp., 9.75%, 05/01/29(a)	USD 15	15,672
Security	Par (000)	Value
Home Builders (continued)
LGI Homes Inc., 8.75%, 12/15/28(a)	USD 27	$28,444
Mattamy Group Corp., 4.63%, 03/01/30(a)	USD 27	25,300
New Home Co. Inc. (The), 9.25%, 10/01/29(a)	USD 38	39,816
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD 18	19,118
Tri Pointe Homes Inc., 5.25%, 06/01/27	USD 61	60,353
		310,949
Home Furnishings — 0.0%
Tempur Sealy International Inc., 4.00%, 04/15/29(a)	USD 113	104,122
Household Products & Wares — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28	USD 98	96,579
Spectrum Brands Inc., 3.88%, 03/15/31(a)	USD 3	2,627
		99,206
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD 190	180,199
6.75%, 04/15/28(a)	USD 69	69,325
7.00%, 01/15/31(a)	USD 56	56,377
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD 79	74,355
6.38%, 02/15/29(a)	USD 38	38,188
Aon North America Inc., 5.15%, 03/01/29	USD 590	596,498
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD 200	205,033
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	USD 281	286,041
HUB International Ltd., 7.25%, 06/15/30(a)	USD 546	564,249
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(a)	USD 47	49,710
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD 15	15,358
Ryan Specialty LLC, 4.38%, 02/01/30(a)(g)	USD 27	25,595
		2,160,928
Internet — 0.2%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%, 05/01/28(a)	USD 200	180,499
ANGI Group LLC, 3.88%, 08/15/28(a)(g)	USD 27	24,429
Gen Digital Inc., 6.75%, 09/30/27(a)	USD 62	63,065
Match Group Holdings II LLC, 4.63%, 06/01/28(a)	USD 165	158,694
Rakuten Group Inc., 9.75%, 04/15/29(a)	USD 3,542	3,830,673
Uber Technologies Inc., 4.30%, 01/15/30	USD 3,051	2,966,361
		7,223,721
Iron & Steel — 0.0%
ATI Inc.
5.88%, 12/01/27	USD 154	152,754
7.25%, 08/15/30(g)	USD 56	58,033
Carpenter Technology Corp., 6.38%, 07/15/28	USD 12	12,009
		222,796
Leisure Time — 0.0%
Acushnet Co., 7.38%, 10/15/28(a)	USD 27	28,155
Carnival Corp.
5.75%, 03/01/27(a)	USD 118	118,353
6.00%, 05/01/29(a)(g)	USD 135	135,221
7.00%, 08/15/29(a)	USD 21	21,892
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	USD 426	457,317
Life Time Inc., 5.75%, 01/15/26(a)	USD 55	54,970
13
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(a)	USD 2	$2,082
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)(g)	USD 9	9,043
NCL Corp. Ltd.
8.13%, 01/15/29(a)	USD 27	28,625
8.38%, 02/01/28(a)	USD 27	28,283
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26(a)	USD 27	26,485
5.38%, 07/15/27(a)	USD 49	48,910
Sabre GLBL Inc., 8.63%, 06/01/27(a)(g)	USD 72	69,499
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	USD 27	26,627
		1,055,462
Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(a)	USD 56	52,104
5.88%, 04/01/29(a)	USD 81	82,198
Las Vegas Sands Corp.
3.50%, 08/18/26	USD 1,066	1,037,104
5.90%, 06/01/27(g)	USD 282	286,458
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	USD 200	183,875
Station Casinos LLC, 4.50%, 02/15/28(a)	USD 74	70,627
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	USD 85	84,364
Wynn Macau Ltd.
5.50%, 01/15/26(a)	USD 927	916,247
5.63%, 08/26/28(a)	USD 200	192,010
		2,904,987
Machinery — 0.1%
BWX Technologies Inc.
4.13%, 06/30/28(a)	USD 68	64,894
4.13%, 04/15/29(a)	USD 68	64,415
Esab Corp., 6.25%, 04/15/29(a)	USD 172	175,029
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	USD 118	121,405
Mueller Water Products Inc., 4.00%, 06/15/29(a)	USD 36	33,517
Terex Corp., 5.00%, 05/15/29(a)	USD 36	34,604
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)(g)	USD 891	876,412
Vertiv Group Corp., 4.13%, 11/15/28(a)	USD 149	141,797
		1,512,073
Manufacturing — 0.0%
Enpro Inc., 5.75%, 10/15/26	USD 61	60,710
Media — 0.9%
Cable One Inc., 4.00%, 11/15/30(a)	USD 33	26,009
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD 39	33,844
4.50%, 08/15/30(a)	USD 27	24,115
4.75%, 03/01/30(a)	USD 52	47,303
5.13%, 05/01/27(a)	USD 116	113,583
5.38%, 06/01/29(a)	USD 220	210,001
6.38%, 09/01/29(a)(g)	USD 329	325,751
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28	USD 5,580	5,377,005
Security	Par (000)	Value
Media (continued)
4.91%, 07/23/25	USD 1,155	$1,153,752
6.15%, 11/10/26	USD 10,651	10,878,203
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	USD 157	151,164
GCI LLC, 4.75%, 10/15/28(a)	USD 46	43,413
Gray Television Inc., 10.50%, 07/15/29(a)(g)	USD 54	56,091
Informa PLC, 2.13%, 10/06/25(c)	EUR 6,047	6,520,451
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	USD 200	187,464
Sirius XM Radio Inc.
4.00%, 07/15/28(a)	USD 27	25,225
5.00%, 08/01/27(a)	USD 155	151,894
Univision Communications Inc., 6.63%, 06/01/27(a)	USD 97	96,239
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	USD 200	191,690
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)	USD 153	152,645
		25,765,842
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	USD 187	183,612
6.38%, 06/15/30(a)(g)	USD 56	56,449
		240,061
Mining — 0.6%
Anglo American Capital PLC, 3.75%, 06/15/29(c)	EUR 2,790	3,069,540
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	USD 38	39,942
Constellium SE
3.75%, 04/15/29(a)	USD 250	226,224
5.63%, 06/15/28(a)	USD 250	243,944
Glencore Funding LLC
1.63%, 09/01/25(a)	USD 445	433,077
5.34%, 04/04/27(a)(g)	USD 1,482	1,499,125
5.37%, 04/04/29(a)	USD 6,750	6,845,881
6.13%, 10/06/28(a)(g)	USD 3,097	3,226,630
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)	USD 125	119,093
New Gold Inc., 7.50%, 07/15/27(a)	USD 76	77,217
Novelis Corp.
3.25%, 11/15/26(a)	USD 384	369,454
4.75%, 01/30/30(a)	USD 21	19,706
		16,169,833
Oil & Gas — 0.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD 198	191,276
8.25%, 12/31/28(a)	USD 145	147,952
Baytex Energy Corp., 8.50%, 04/30/30(a)	USD 20	20,350
BP Capital Markets America Inc., 3.94%, 09/21/28	USD 3,179	3,094,030
CITGO Petroleum Corp.
7.00%, 06/15/25(a)	USD 107	107,033
8.38%, 01/15/29(a)	USD 89	92,579
Civitas Resources Inc.
8.38%, 07/01/28(a)	USD 14	14,469
8.63%, 11/01/30(a)	USD 2	2,101
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD 32	29,237
6.75%, 03/01/29(a)	USD 1,625	1,555,128
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	USD 5	5,163
Schedule of Investments
14

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy Inc.
3.50%, 12/01/29	USD 1,604	$1,497,229
5.15%, 01/30/30	USD 4,108	4,132,480
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	USD 30	30,795
EQT Corp.
3.90%, 10/01/27	USD 1,541	1,499,607
5.00%, 01/15/29	USD 561	554,244
7.00%, 02/01/30(g)	USD 303	324,230
Expand Energy Corp., 5.50%, 02/01/26(a)(g)	USD 46	45,919
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD 64	61,410
6.25%, 11/01/28(a)(g)	USD 47	45,857
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)	USD 27	26,949
Matador Resources Co., 6.88%, 04/15/28(a)	USD 47	47,850
Nabors Industries Inc.
7.38%, 05/15/27(a)	USD 88	88,065
9.13%, 01/31/30(a)	USD 32	33,047
Northern Oil & Gas Inc., 8.13%, 03/01/28(a)	USD 57	57,553
Occidental Petroleum Corp., 5.00%, 08/01/27	USD 578	577,283
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)(g)	USD 28	27,952
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD 140	138,013
8.00%, 04/15/27(a)	USD 64	65,776
Precision Drilling Corp., 6.88%, 01/15/29(a)	USD 27	26,863
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	USD 62	64,362
SM Energy Co.
6.50%, 07/15/28	USD 71	70,800
6.75%, 09/15/26(g)	USD 53	53,111
Talos Production Inc.
9.00%, 02/01/29(a)	USD 9	9,269
9.38%, 02/01/31(a)	USD 26	26,770
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	USD 27	25,490
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	USD 24	25,156
Transocean Inc., 8.75%, 02/15/30(a)	USD 6	6,165
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD 31	31,896
Valaris Ltd., 8.38%, 04/30/30(a)	USD 105	106,533
Vermilion Energy Inc., 6.88%, 05/01/30(a)	USD 27	26,681
Wintershall Dea Finance BV, 3.83%, 10/03/29(c)	EUR 1,900	2,055,089
		17,041,762
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD 100	100,185
6.88%, 04/01/27(a)	USD 69	69,206
Enerflex Ltd., 9.00%, 10/15/27(a)	USD 39	40,484
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	USD 75	77,094
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	USD 43	43,205
7.13%, 03/15/29(a)	USD 70	71,294
Weatherford International Ltd., 8.63%, 04/30/30(a)	USD 21	21,708
		423,176
Security	Par (000)	Value
Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(a)	USD 400	$350,871
6.00%, 06/15/27(a)	USD 437	435,763
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	USD 200	174,000
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29(a)	USD 130	130,612
LABL Inc.
5.88%, 11/01/28(a)	USD 165	153,192
9.50%, 11/01/28(a)	USD 80	81,975
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)(g)	USD 4,132	4,245,630
Sealed Air Corp.
4.00%, 12/01/27(a)	USD 62	59,341
5.00%, 04/15/29(a)	USD 27	26,081
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)	USD 29	29,308
WRKCo Inc., 4.90%, 03/15/29	USD 105	104,678
		5,791,451
Pharmaceuticals — 0.7%
AbbVie Inc.
3.20%, 11/21/29	USD 6,051	5,656,130
4.80%, 03/15/29	USD 1,361	1,371,845
Bayer AG, 0.75%, 01/06/27(c)	EUR 6,400	6,602,910
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(g)	USD 3,451	3,689,885
Jazz Securities DAC, 4.38%, 01/15/29(a)	USD 200	189,259
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	USD 229	216,980
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	USD 2,157	2,149,060
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD 30	28,575
4.75%, 05/09/27	USD 200	193,938
		20,098,582
Pipelines — 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27(a)	USD 96	95,821
5.75%, 01/15/28(a)	USD 27	26,854
Buckeye Partners LP, 4.50%, 03/01/28(a)	USD 53	50,480
Cheniere Energy Partners LP
3.25%, 01/31/32	USD 523	455,104
4.50%, 10/01/29	USD 2,977	2,866,286
DT Midstream Inc., 4.13%, 06/15/29(a)	USD 73	68,551
Enbridge Inc.
5.25%, 04/05/27	USD 288	291,988
5.30%, 04/05/29	USD 1,049	1,064,370
Energy Transfer LP
4.20%, 04/15/27	USD 1,689	1,666,414
5.50%, 06/01/27	USD 6,820	6,923,208
6.10%, 12/01/28	USD 5,897	6,149,097
EQM Midstream Partners LP, 6.38%, 04/01/29(a)	USD 49	49,763
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD 9	9,091
15
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
8.25%, 01/15/29	USD 31	$31,660
8.88%, 04/15/30	USD 18	18,541
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(a)	USD 45	47,478
Kinder Morgan Inc., 1.75%, 11/15/26	USD 207	195,495
Kinetik Holdings LP, 6.63%, 12/15/28(a)(g)	USD 27	27,576
MPLX LP
1.75%, 03/01/26	USD 328	315,044
4.00%, 03/15/28	USD 1,893	1,843,648
4.13%, 03/01/27	USD 876	863,676
4.88%, 06/01/25(g)	USD 1,978	1,975,935
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)(g)	USD 84	84,542
NuStar Logistics LP, 5.75%, 10/01/25	USD 27	26,914
ONEOK Inc.
4.35%, 03/15/29	USD 3,695	3,601,482
5.55%, 11/01/26	USD 267	270,607
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD 31	31,429
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD 35	32,878
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	USD 1,096	1,073,770
5.00%, 03/15/27	USD 10,323	10,345,442
5.63%, 03/01/25	USD 3,997	3,999,047
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD 65	62,424
7.38%, 02/15/29(a)	USD 78	78,257
Targa Resources Corp.
5.20%, 07/01/27	USD 4,396	4,447,125
6.15%, 03/01/29	USD 3,984	4,159,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	USD 1,296	1,298,431
TransCanada PipeLines Ltd., 4.25%, 05/15/28	USD 195	191,332
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(a)	USD 375	345,767
Venture Global LNG Inc., 9.50%, 02/01/29(a)	USD 369	407,858
Williams Companies Inc. (The)
3.75%, 06/15/27	USD 487	475,365
4.90%, 03/15/29	USD 602	601,107
		56,569,427
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	USD 84	73,608
CoreLogic Inc., 4.50%, 05/01/28(a)	USD 142	133,341
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)(g)	USD 27	28,283
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	USD 55	53,470
		288,702
Real Estate Investment Trusts — 2.8%
American Tower Corp.
2.40%, 03/15/25	USD 4,521	4,478,076
2.75%, 01/15/27(g)	USD 2,693	2,582,099
3.13%, 01/15/27	USD 3,272	3,162,584
3.38%, 10/15/26	USD 5,796	5,655,853
3.55%, 07/15/27	USD 917	888,634
3.65%, 03/15/27	USD 3,688	3,596,643
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD 38	$36,619
Crown Castle Inc.
1.05%, 07/15/26	USD 1,670	1,568,228
2.90%, 03/15/27	USD 150	143,567
5.00%, 01/11/28	USD 618	619,141
5.60%, 06/01/29	USD 1,434	1,469,903
Equinix Inc.
1.00%, 09/15/25	USD 2,524	2,438,486
1.80%, 07/15/27	USD 2,448	2,271,020
2.00%, 05/15/28	USD 5,158	4,691,214
2.63%, 11/18/24	USD 11,639	11,624,010
3.20%, 11/18/29	USD 2,772	2,561,020
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	USD 59	54,109
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29	USD 1,363	1,357,580
5.38%, 04/15/26	USD 8,663	8,667,791
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)	USD 58	55,999
Iron Mountain Inc., 7.00%, 02/15/29(a)	USD 226	232,401
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)	USD 46	44,539
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26(g)	USD 75	70,940
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD 86	82,340
4.75%, 10/15/27	USD 90	88,098
7.25%, 07/15/28(a)	USD 56	58,084
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)	USD 65	62,955
SBA Communications Corp.
3.13%, 02/01/29	USD 132	120,126
3.88%, 02/15/27	USD 48	46,456
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(g)	USD 27	26,024
7.25%, 04/01/29(a)	USD 26	26,606
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 10.50%, 02/15/28(a)(g)	USD 1,239	1,319,745
VICI Properties LP, 4.75%, 02/15/28	USD 4,301	4,263,264
VICI Properties LP/VICI Note Co. Inc.
4.63%, 06/15/25(a)	USD 11,934	11,869,424
4.63%, 12/01/29(a)	USD 6,453	6,198,595
		82,432,173
Retail — 0.1%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30(a)	USD 52	46,964
4.38%, 01/15/28(a)(g)	USD 154	148,112
Asbury Automotive Group Inc., 4.75%, 03/01/30	USD 36	33,878
Beacon Roofing Supply Inc.
4.13%, 05/15/29(a)(g)	USD 27	25,103
6.50%, 08/01/30(a)	USD 30	30,494
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29(a)(g)	USD 92	85,888
GYP Holdings III Corp., 4.63%, 05/01/29(a)(g)	USD 31	29,263
Home Depot Inc. (The), 4.75%, 06/25/29	USD 575	579,157
Lowe's Companies Inc.
3.10%, 05/03/27	USD 119	114,850
Schedule of Investments
16

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.65%, 04/05/29	USD 960	$918,051
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(g)	USD 27	29,022
		2,040,782
Semiconductors — 0.4%
Broadcom Inc.
4.15%, 02/15/28(g)	USD 3,555	3,492,598
4.75%, 04/15/29	USD 1,622	1,617,536
Intel Corp.
1.60%, 08/12/28	USD 246	216,701
4.00%, 08/05/29	USD 235	224,335
4.88%, 02/10/28	USD 638	634,950
Microchip Technology Inc.
4.25%, 09/01/25	USD 133	132,325
5.05%, 03/15/29	USD 1,820	1,826,644
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30	USD 3,415	3,140,058
4.30%, 06/18/29	USD 422	409,254
Synaptics Inc., 4.00%, 06/15/29(a)	USD 17	15,595
		11,709,996
Software — 0.4%
Camelot Finance SA, 4.50%, 11/01/26(a)	USD 97	95,287
Capstone Borrower Inc., 8.00%, 06/15/30(a)	USD 58	60,618
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	USD 163	163,616
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	USD 75	76,644
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD 187	176,484
4.88%, 07/01/29(a)	USD 130	122,858
Cloud Software Group Inc., 6.50%, 03/31/29(a)	USD 679	663,087
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(g)	USD 101	98,962
Fair Isaac Corp., 4.00%, 06/15/28(a)	USD 62	58,879
Fidelity National Information Services Inc., 1.65%, 03/01/28	USD 674	610,012
Oracle Corp.
2.80%, 04/01/27	USD 1,257	1,204,442
2.95%, 05/15/25	USD 4,366	4,320,207
3.25%, 11/15/27	USD 517	496,678
SS&C Technologies Inc., 5.50%, 09/30/27(a)	USD 237	236,058
Twilio Inc., 3.63%, 03/15/29	USD 136	125,237
UKG Inc., 6.88%, 02/01/31(a)	USD 481	492,790
VMware LLC
1.40%, 08/15/26	USD 3,338	3,146,312
3.90%, 08/21/27	USD 511	499,681
4.65%, 05/15/27	USD 137	136,768
Workday Inc., 3.70%, 04/01/29	USD 53	50,827
		12,835,447
Telecommunications — 2.1%
AT&T Inc.
1.60%, 05/19/28	EUR 1,901	1,968,393
1.65%, 02/01/28	USD 4,570	4,151,279
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD 164	161,221
5.88%, 10/15/27(a)	USD 105	104,775
8.63%, 03/15/31(a)	USD 533	571,275
8.75%, 05/15/30(a)	USD 52	55,049
Iliad Holding SASU, 7.00%, 10/15/28(a)	USD 200	202,584
Motorola Solutions Inc., 4.60%, 05/23/29	USD 213	211,098
Security	Par (000)	Value
Telecommunications (continued)
NTT Finance Corp.
1.16%, 04/03/26(a)	USD 200	$190,455
1.59%, 04/03/28(a)	USD 200	180,019
4.37%, 07/27/27(a)	USD 1,931	1,914,920
Rogers Communications Inc.
2.95%, 03/15/25	USD 12,248	12,151,508
3.20%, 03/15/27	USD 3,639	3,508,124
5.00%, 02/15/29	USD 2,544	2,544,993
Sprint LLC, 7.63%, 03/01/26	USD 140	143,553
T-Mobile USA Inc.
1.50%, 02/15/26	USD 1,924	1,847,424
2.25%, 02/15/26	USD 1,504	1,456,488
2.63%, 04/15/26	USD 3,942	3,816,118
2.63%, 02/15/29	USD 1,402	1,278,527
3.50%, 04/15/25	USD 2,842	2,823,234
3.75%, 04/15/27	USD 2,836	2,776,706
4.75%, 02/01/28	USD 9,772	9,730,840
4.85%, 01/15/29	USD 3,052	3,056,239
4.95%, 03/15/28	USD 423	425,355
5.38%, 04/15/27	USD 432	434,966
Verizon Communications Inc.
2.63%, 08/15/26	USD 1,313	1,269,444
4.13%, 03/16/27	USD 1,915	1,892,961
4.33%, 09/21/28(g)	USD 1,411	1,393,244
Viavi Solutions Inc., 3.75%, 10/01/29(a)	USD 12	10,889
		60,271,681
Transportation — 0.3%
Norfolk Southern Corp., 2.90%, 06/15/26	USD 5,388	5,241,328
Ryder System Inc.
5.25%, 06/01/28	USD 138	139,710
5.30%, 03/15/27	USD 3,343	3,382,272
5.50%, 06/01/29	USD 159	162,509
5.65%, 03/01/28	USD 137	140,617
6.30%, 12/01/28(g)	USD 125	131,812
		9,198,248
Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31(a)	USD 9,758	10,035,264
7.88%, 12/01/30(a)	USD 118	124,311
5.50%, 05/01/28(a)	USD 82	80,389
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 05/24/26(a)(g)	USD 542	548,148
		10,788,112
Total Corporate Bonds & Notes — 29.7% (Cost: $860,119,977)		867,347,761
Municipal Debt Obligations
Massachusetts — 0.0%
Massachusetts Educational Financing Authority RB, 6.35%, 07/01/49	$1,410	1,455,096
Total Municipal Debt Obligations — 0.0% (Cost: $1,410,000)		1,455,096
17
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 4.1%
Federal National Mortgage Association, 5.81%, 06/01/31	$10,290	$10,589,751
Uniform Mortgage-Backed Securities
2.00%, 05/01/42	6,981	5,897,482
3.00%, 04/01/33	7,240	6,857,587
3.50%, 12/01/31	4,679	4,535,053
3.50%, 02/01/32	6,263	6,058,876
4.50%, 11/14/54(i)	90,630	86,035,523
		119,974,272
U.S. Government Obligations — 37.9%
U.S. Treasury Note/Bond
3.38%, 09/15/27(g)	110,550	108,339,000
3.75%, 08/15/27	55,000	54,450,000
3.88%, 10/15/27	90,000	89,388,282
4.00%, 01/15/27	85,712	85,447,498
4.13%, 02/15/27	83,748	83,705,472
4.25%, 03/15/27	90,314	90,550,369
4.38%, 07/15/27(g)	90,580	91,131,972
4.50%, 04/15/27	119,100	120,095,602
4.50%, 05/15/27	18,330	18,486,807
4.63%, 02/28/26	17,856	17,936,213
4.63%, 10/15/26	299,461	301,999,399
4.63%, 11/15/26	12,078	12,185,570
4.63%, 06/15/27	29,305	29,663,299
		1,103,379,483
Total U.S. Government & Agency Obligations — 42.0% (Cost: $1,219,208,068)		1,223,353,755
Total Long-Term Investments — 102.9% (Cost: $2,986,347,418)		3,001,028,892
	Shares
Short-Term Securities
Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(j)(k)(l)	145,635,780	145,737,725
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(j)(k)	103,390,000	$103,390,000
Total Short-Term Securities — 8.6% (Cost: $249,107,594)		249,127,725
Total Investments — 111.5% (Cost: $3,235,455,012)		3,250,156,617
Liabilities in Excess of Other Assets — (11.5)%		(334,203,728)
Net Assets — 100.0%		$2,915,952,889

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)	All or a portion of this security is on loan.
(h)	Zero-coupon bond.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
18

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$40,131,268	$105,661,925 (a)	$—	$(49,273)	$(6,195)	$145,737,725	145,635,780	$296,338 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	217,490,000	—	(114,100,000)(a)	—	—	103,390,000	103,390,000	2,748,766	—
				$(49,273)	$(6,195)	$249,127,725		$3,045,104	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Long Gilt	54	12/27/24	$6,548	$(109,195)
2-Year U.S. Treasury Note	4,652	12/31/24	958,130	(7,519,201)
3-Month SOFR	231	03/17/26	71,443	49,046
				(7,579,350)
Short Contracts
Euro BOBL	(111)	12/06/24	14,265	150,905
Euro Bund	(51)	12/06/24	7,312	43,400
Euro-Schatz	(191)	12/06/24	22,135	37,230
10-Year U.S. Treasury Note	(275)	12/19/24	30,379	821,613
10-Year U.S. Ultra Long Treasury Note	(428)	12/19/24	48,692	372,010
U.S. Long Bond	(32)	12/19/24	3,776	(6,579)
5-Year U.S. Treasury Note	(3,481)	12/31/24	373,364	8,662,295
				10,080,874
				$2,501,524
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	385,000	USD	495,387	Goldman Sachs & Co.	11/05/24	$1,051
USD	96,921,319	EUR	86,810,000	Barclays Bank PLC	12/18/24	2,317,241
USD	2,099,194	EUR	1,891,000	Deutsche Bank Securities Inc.	12/18/24	38,414
USD	2,988,965	EUR	2,672,000	HSBC Bank PLC	12/18/24	77,064
USD	22,161	EUR	20,000	Morgan Stanley & Co. International PLC	12/18/24	365
USD	2,243,346	EUR	2,011,000	State Street Bank & Trust Company	12/18/24	51,792
USD	72,634,030	GBP	55,354,000	Deutsche Bank Securities Inc.	12/18/24	1,263,770
USD	7,440,000	MXN	145,325,520	Goldman Sachs & Co.	12/18/24	231,708
						3,981,405
GBP	1,489,000	USD	1,983,336	HSBC Bank PLC	12/18/24	(63,505)
19
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	146,683,320	USD	7,440,000	Citibank N.A.	12/18/24	$(164,360)
USD	7,382,509	EUR	6,796,000	Citibank N.A.	12/18/24	(23,658)
USD	217,712	EUR	200,000	Deutsche Bank Securities Inc.	12/18/24	(245)
USD	3,749,441	EUR	3,459,000	State Street Bank & Trust Company	12/18/24	(20,119)
USD	495,349	GBP	385,000	Goldman Sachs & Co.	12/18/24	(1,047)
						(272,934)
						$3,708,471
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	USD	12,910	$(886,489)	$(931,727)	$45,238
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	USD	45,105	(957,745)	(1,005,765)	48,020
						$(1,844,234)	$(1,937,492)	$93,258
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.30%	Annual	1-Day SOFR, 4.90%	Annual	12/02/24(a)	05/15/34	USD	27,712	$1,010,136	$476	$1,009,660

(a)	Forward Swap.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps	$476	$(1,937,492)	$1,102,918	$—
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$10,136,499	$—	$10,136,499
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$3,981,405	$—	$—	$3,981,405
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$93,258	$—	$—	$1,009,660	$—	$1,102,918
	$—	$93,258	$—	$3,981,405	$11,146,159	$—	$15,220,822
Schedule of Investments
20

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$7,634,975	$—	$7,634,975
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$272,934	$—	$—	$272,934
	$—	$—	$—	$272,934	$7,634,975	$—	$7,907,909

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$4,062,111	$—	$4,062,111
Forward foreign currency exchange contracts	—	—	—	(5,916,795)	—	—	(5,916,795)
Swaps	—	134,048	—	—	(226,258)	—	(92,210)
	$—	$134,048	$—	$(5,916,795)	$3,835,853	$—	$(1,946,894)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$2,574,007	$—	$2,574,007
Forward foreign currency exchange contracts	—	—	—	1,916,423	—	—	1,916,423
Swaps	—	93,258	—	—	1,009,660	—	1,102,918
	$—	$93,258	$—	$1,916,423	$3,583,667	$—	$5,593,348
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,111,363,766
Average notional value of contracts — short	$460,322,055
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$9,053,046
Average amounts sold — in USD	$185,442,858
Credit default swaps:
Average notional value — buy protection	$35,791,250
Average notional value — sell protection	$0 (a)
Interest rate swaps:
Average notional value — pays fixed rate	$9,178,000

(a)	Derivative not held at quarter-end. The amounts shown in the Statement of Operations serve as an indicator of volume activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
21
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$10,136,499	$7,634,975
Forward foreign currency exchange contracts	3,981,405	272,934
Swaps - centrally cleared	1,009,660	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	15,127,564	7,907,909
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(11,146,159)	(7,634,975)
Total derivative assets and liabilities subject to an MNA	$3,981,405	$272,934
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Barclays Bank PLC	$2,317,241	$—	$—	$—	$2,317,241
Deutsche Bank Securities Inc.	1,302,184	(245)	—	—	1,301,939
Goldman Sachs & Co.	232,759	(1,047)	—	—	231,712
HSBC Bank PLC	77,064	(63,505)	—	—	13,559
Morgan Stanley & Co. International PLC	365	—	—	—	365
State Street Bank & Trust Company	51,792	(20,119)	—	—	31,673
	$3,981,405	$(84,916)	$—	$—	$3,896,489

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(c)(d)
Citibank N.A.	$188,018	$—	$—	$—	$188,018
Deutsche Bank Securities Inc.	245	(245)	—	—	—
Goldman Sachs & Co.	1,047	(1,047)	—	—	—
HSBC Bank PLC	63,505	(63,505)	—	—	—
State Street Bank & Trust Company	20,119	(20,119)	—	—	—
	$272,934	$(84,916)	$—	$—	$188,018

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$524,939,724	$1,430,000	$526,369,724
Collateralized Mortgage Obligations	—	382,502,556	—	382,502,556
Corporate Bonds & Notes	—	867,347,761	—	867,347,761
Municipal Debt Obligations	—	1,455,096	—	1,455,096
U.S. Government & Agency Obligations	—	1,223,353,755	—	1,223,353,755
Schedule of Investments
22

Schedule of Investments (continued)
October 31, 2024
iShares® Short Duration Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$249,127,725	$—	$—	$249,127,725
	$249,127,725	$2,999,598,892	$1,430,000	$3,250,156,617
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$93,258	$—	$93,258
Foreign Currency Exchange Contracts	—	3,981,405	—	3,981,405
Interest Rate Contracts	10,136,499	1,009,660	—	11,146,159
Liabilities
Foreign Currency Exchange Contracts	—	(272,934)	—	(272,934)
Interest Rate Contracts	(7,634,975)	—	—	(7,634,975)
	$2,501,524	$4,811,389	$—	$7,312,913

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
23
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust, Class A, 4.95%, 10/15/27	$14,709	$14,759,024
BMW Vehicle Lease Trust
5.26%, 07/27/26, (30-day Avg SOFR + 0.400%)(a)	5,298	5,296,927
5.95%, 08/25/25	3,290	3,293,048
BMW Vehicle Owner Trust, 5.20%, 02/25/27, (30-day Avg SOFR + 0.340%)(a)	7,241	7,244,004
CarMax Auto Owner Trust
5.61%, 11/16/26, (30-day Avg SOFR + 0.600%)(a)	5,405	5,410,071
5.81%, 12/15/26, (30-day Avg SOFR + 0.800%)(a)	402	402,332
5.86%, 06/15/26, (30-day Avg SOFR + 0.850%)(a)	3,864	3,869,077
6.08%, 12/15/26	7,818	7,852,689
Chase Issuance Trust, 3.97%, 09/15/27	14,100	14,023,173
Citibank Credit Card Issuance Trust, 5.23%, 12/08/27	3,474	3,496,558
CNH Equipment Trust
5.34%, 09/15/26	3,108	3,110,738
5.41%, 10/15/27, (30-day Avg SOFR + 0.400%)(a)	7,152	7,151,318
5.42%, 10/15/27	8,186	8,228,936
Ford Credit Auto Lease Trust
5.18%, 02/15/27	4,507	4,518,462
5.90%, 02/15/26	2,953	2,955,923
Ford Credit Auto Owner Trust
5.35%, 01/15/27, (30-day Avg SOFR + 0.360%)(a)	8,336	8,339,779
5.40%, 04/15/27	9,253	9,299,570
Honda Auto Receivables Owner Trust
4.56%, 03/15/27	6,360	6,355,133
5.36%, 09/15/26	13,097	13,128,088
5.41%, 04/15/26	5,841	5,848,603
Hyundai Auto Lease Securitization Trust
5.46%, 10/15/26, (30-day Avg SOFR + 0.450%)(a)(b)	6,760	6,761,411
5.47%, 09/15/25(b)	747	746,753
5.51%, 10/15/26(b)	13,754	13,813,406
5.76%, 09/15/25, (30-day Avg SOFR + 0.750%)(a)(b)	807	807,049
Hyundai Auto Receivables Trust
4.53%, 09/15/27	13,093	13,080,631
5.38%, 06/15/27, (30-day Avg SOFR + 0.370%)(a)	8,056	8,057,696
Mercedes-Benz Auto Lease Trust, 5.24%, 11/17/25	3,442	3,442,436
Mercedes-Benz Auto Receivables Trust, 5.92%, 11/16/26	5,843	5,864,532
Nissan Auto Receivables Owner Trust
4.51%, 06/15/27	11,444	11,431,787
5.66%, 02/17/26, (30-day Avg SOFR + 0.650%)(a)	5,047	5,049,049
Toyota Auto Receivables Owner Trust
4.55%, 08/16/27	6,253	6,248,245
5.28%, 05/15/26	4,189	4,191,343
5.36%, 12/15/26, (30-day Avg SOFR + 0.350%)(a)	16,735	16,737,892
Security	Par (000)	Value
5.53%, 05/15/26, (30-day Avg SOFR + 0.520%)(a)	$3,986	$3,987,733
5.56%, 11/16/26, (30-day Avg SOFR + 0.550%)(a)	7,844	7,853,999
Toyota Lease Owner Trust, 5.29%, 07/20/26, (30-day Avg SOFR + 0.400%)(a)(b)	6,445	6,446,885
USAA Auto Owner Trust
5.25%, 03/15/27(b)	9,116	9,147,469
5.83%, 07/15/26(b)	2,324	2,327,420
Volkswagen Auto Lease Trust, 5.87%, 01/20/26	10,893	10,915,867
Total Asset-Backed Securities — 4.9% (Cost: $271,160,167)		271,495,056
Certificates of Deposit
Bank of America NA, 5.08%, 02/14/25	12,700	12,704,264
Bank of Montreal, 5.50%, 06/11/25	28,500	28,648,079
Bank of Montreal/Chicago IL, 5.07%, 02/18/25, (1-day SOFR + 0.260%)(a)	17,250	17,254,008
Bank of Nova Scotia/Houston
5.06%, 03/04/25, (1-day SOFR + 0.250%)(a)	14,000	14,002,406
5.11%, 02/21/25, (1-day SOFR + 0.300%)(a)	35,000	35,014,317
BNP Paribas SA/New York, 5.10%, 07/30/25	35,140	35,255,298
Canadian Imperial Bank of Commerce, 4.50%, 10/09/25	8,390	8,388,476
Canadian Imperial Bank of Commerce/New York
5.07%, 02/20/25, (1-day SOFR + 0.260%)(a)	25,000	25,012,213
5.16%, 09/23/25	22,750	22,756,577
Citibank NA, 5.16%, 09/19/25	40,000	40,004,964
Credit Agricole Corporate & Investment Bank SA
4.40%, 10/07/25	15,000	14,978,085
5.50%, 06/02/25	15,000	15,070,401
5.55%, 04/11/25	10,310	10,345,729
5.55%, 05/30/25	6,000	6,029,155
Credit Agricole Corporate and Investment Bank/New York, 5.10%, 06/20/25	25,000	25,003,788
Credit Industriel et Commercial
5.26%, 03/11/25	28,360	28,409,975
5.55%, 04/14/25	28,370	28,470,100
Deutsche Bank AG/New York
5.22%, 05/22/25, (1-day SOFR + 0.400%)(a)	20,000	20,012,642
5.65%, 03/03/25, (1-day SOFR + 0.330%)(a)	13,000	13,004,426
HSBC Bank USA NA
5.11%, 02/20/25, (1-day SOFR + 0.300%)(a)	35,300	35,312,539
5.13%, 03/12/25, (1-day SOFR + 0.320%)(a)(c)	16,830	16,837,046
Lloyds Bank Corporate
5.10%, 07/25/25	15,000	15,051,389
5.51%, 05/27/25	28,000	28,124,981
Mitsubishi UFJ Trust & Banking Corp., 5.03%, 04/28/25	14,200	14,199,349
Mizuho Bank Ltd./New York
5.05%, 11/13/24, (1-day SOFR + 0.230%)(a)	15,000	15,000,748
5.05%, 02/05/25	18,960	18,963,779
5.07%, 11/06/24(a)	35,000	35,000,910
MUFG Bank Ltd./New York, 5.06%, 02/20/25	35,000	35,008,322
Natixis SA, 5.55%, 05/30/25	34,000	34,159,293
Royal Bank of Canada, 4.50%, 10/07/25	27,335	27,335,704
Sumitomo Mitsui Banking Corp./New York, 5.05%, 11/07/24, (1-day SOFR + 0.240%)(a)	31,700	31,700,707
Svenska Handelsbanken/New York, 5.02%, 04/11/25	20,000	20,000,994
Schedule of Investments
24

Schedule of Investments (continued)
October 31, 2024
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toronto-Dominion Bank (The)
4.50%, 10/07/25	$11,000	$10,995,003
5.17%, 09/22/25	16,530	16,529,889
5.24%, 02/20/25	8,000	8,009,663
5.42%, 07/03/25	15,000	15,075,557
Wells Fargo Bank NA, 5.15%, 01/30/25, (1-day SOFR + 0.340%)(a)	18,000	18,011,176
Westpac Banking Corp., 5.35%, 01/28/25	14,960	14,975,320
Total Certificates of Deposit — 14.7% (Cost: $809,584,999)		810,657,272
Commercial Paper
Alinghi Funding Co. LLC, 4.65%, 04/16/25	14,025	13,728,693
American Honda Finance Corp.
4.86%, 01/06/25	6,750	6,689,507
4.88%, 12/09/24	5,640	5,610,311
4.90%, 11/12/24	13,750	13,727,593
Aquitaine Funding Co. LLC
4.80%, 01/15/25	25,000	24,749,130
4.86%, 11/01/24	20,000	19,997,299
ASB Bank Ltd., 5.07%, 03/13/25	11,000	11,000,179
Australia & New Zealand Banking Group Ltd., 4.55%, 06/26/25	26,830	26,046,837
Banco Santander SA, 4.98%, 01/07/25, (1-day SOFR + 0.460%)(a)(b)	28,385	28,400,480
Bank of Montreal, 5.27%, 09/11/25	35,000	35,012,886
Bank of Nova Scotia (The), 4.95%, 02/06/25, (1-day SOFR + 0.290%)(a)(b)	10,000	10,004,685
Bay Square Funding LLC
4.95%, 12/02/24, (1-day SOFR + 0.240%)(a)(b)	10,500	10,501,109
4.96%, 12/10/24	9,000	9,001,006
4.99%, 01/08/25	15,000	15,003,485
5.06%, 02/14/25, (1-day SOFR + 0.300%)(a)(b)	18,450	18,455,123
Bell Telephone Co. of Canada or Bell Canada (The)
4.82%, 12/09/24	27,990	27,844,695
4.88%, 11/18/24	9,000	8,978,074
4.90%, 11/15/24	14,520	14,490,428
4.93%, 11/06/24	7,000	6,994,252
BofA Securities Inc.
4.59%, 09/19/25	14,000	13,445,913
4.61%, 07/25/25	29,270	28,303,252
4.62%, 06/24/25	20,000	19,411,635
4.63%, 06/06/25	20,000	19,454,039
4.63%, 06/17/25	17,500	16,999,567
BPCE SA
4.67%, 03/21/25	15,010	14,740,628
4.97%, 02/07/25, (1-day SOFR + 0.300%)(a)(b)	20,000	20,009,903
Brookfield BRP Holdings Canada Inc.
4.92%, 11/04/24	10,250	10,244,395
4.93%, 11/05/24	32,320	32,297,895
4.93%, 11/06/24	13,750	13,738,709
CDP Financial Inc.
4.56%, 07/07/25	28,500	27,628,096
4.60%, 04/28/25	27,000	26,395,741
4.64%, 03/10/25	14,930	14,684,153
4.67%, 02/03/25	8,000	7,902,622
Citigroup Global Markets Inc., 4.65%, 06/03/25	17,000	16,540,282
Security	Par (000)	Value
Concord Minutemen Capital Co. LLC
4.72%, 01/27/25	$30,000	$30,041,303
5.07%, 03/10/25	25,450	25,453,529
CRH America Finance Inc.
4.87%, 12/09/24	13,750	13,677,830
4.88%, 11/29/24	7,960	7,928,817
DNB Bank ASA, 4.61%, 04/01/25	7,810	7,660,953
HSBC USA Inc.
4.77%, 06/06/25	13,220	12,848,713
4.80%, 02/14/25	15,600	15,382,438
4.82%, 11/27/24	10,330	10,292,794
4.82%, 01/21/25	23,570	23,314,162
ING U.S. Funding LLC
4.55%, 10/07/25	20,000	19,174,434
4.92%, 11/25/24(a)(b)	29,200	29,202,866
4.98%, 02/10/25, (1-day SOFR + 0.300%)(a)(b)	25,000	25,012,178
JP Morgan Securities LLC, 5.07%, 02/03/25	37,930	37,931,167
Jupiter Securitization Co. LLC, 5.05%, 03/06/25	26,930	26,930,478
Keurig Dr Pepper Inc.
4.93%, 11/05/24	13,750	13,740,596
4.93%, 11/06/24	18,010	17,995,210
Komatsu Finance America Inc., 4.68%, 01/16/25	29,250	28,959,877
LVMH Moet Hennessy Louis Vuitton SE, 4.69%, 01/09/25	31,360	31,076,453
Macquarie Bank Ltd.
4.55%, 07/24/25	33,920	32,815,786
4.55%, 07/29/25	28,400	27,459,414
5.18%, 06/24/25, (1-day SOFR + 0.400%)(a)(b)	40,400	40,432,265
Marubeni Finance America LLC, 5.05%, 11/07/24	22,500	22,477,906
Microchip Technology Inc.
5.01%, 12/06/24	30,750	30,596,619
5.03%, 11/26/24	12,750	12,703,815
5.05%, 11/21/24	22,600	22,533,622
5.05%, 11/22/24	21,650	21,583,436
5.08%, 11/01/24	12,000	11,998,306
5.10%, 11/07/24	14,000	13,986,144
MUFG Bank Ltd./New York, 4.67%, 12/11/24	20,090	19,983,660
National Australia Bank Ltd.
4.98%, 02/18/25, (1-day SOFR + 0.250%)(a)(b)	22,650	22,658,534
5.00%, 02/21/25, (1-day SOFR + 0.250%)(a)(b)	9,000	9,003,099
5.03%, 04/02/25	20,000	20,007,426
National Bank of Canada
4.61%, 06/05/25	10,000	9,729,409
4.61%, 06/12/25	15,510	15,077,541
4.62%, 05/23/25	10,000	9,744,683
4.64%, 04/30/25	35,000	34,201,338
5.31%, 09/19/25	27,560	27,561,022
NatWest Markets PLC, 4.55%, 06/24/25	22,000	21,362,701
Norfina Ltd., 4.65%, 03/10/25	8,750	8,605,601
Nutrien Ltd.
4.92%, 12/03/24	5,290	5,266,273
4.93%, 11/25/24	5,000	4,982,934
Paradelle Funding LLC, 4.61%, 05/30/25	41,000	39,920,516
Penske Truck Leasing Co. LP
5.03%, 11/18/24	13,750	13,715,512
5.03%, 11/19/24	11,500	11,469,572
PPG Industries Inc., 4.85%, 12/16/24	14,500	14,410,647
Province of Quebec Canada, 4.58%, 03/04/25	20,500	20,181,308
Queensland Treasury Corp., 4.61%, 03/18/25	13,000	12,774,255
Reckitt Benckiser Treasury Services PLC, 5.00%, 12/18/24	7,050	7,003,357
Ridgefield Funding Co. LLC, 4.64%, 03/21/25	16,500	16,205,601
25
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ryder System Inc., 4.93%, 11/06/24	$8,000	$7,993,430
Spire Inc.
4.90%, 11/20/24	10,750	10,720,795
4.92%, 11/15/24	16,000	15,967,293
4.93%, 11/07/24	5,240	5,234,977
Svenska Handelsbanken AB, 5.17%, 07/18/25	23,250	23,249,923
Swedbank AB
4.93%, 12/09/24, (1-day SOFR + 0.240%)(a)(b)	30,000	30,004,614
5.29%, 10/01/25	30,370	30,368,827
Telstra Group Ltd., 4.77%, 12/17/24	12,510	12,432,573
Toyota Industries Commercial Finance Inc., 4.69%, 03/19/25	11,250	11,049,869
UBS AG/London, 5.20%, 08/06/25	10,000	10,009,669
Volkswagen Financial Services
4.85%, 01/06/25	12,880	12,764,811
4.87%, 12/09/24	16,790	16,701,873
4.90%, 11/21/24	16,880	16,831,879
4.91%, 11/18/24	13,750	13,716,337
4.92%, 11/13/24	5,000	4,991,131
Vulcan Materials Co., 4.94%, 11/12/24	21,255	21,220,080
Washington Morgan Capital Co. LLC
4.70%, 02/14/25	15,330	15,120,718
4.98%, 01/17/25	30,000	30,003,682
Western Union Co. (The), 4.97%, 11/01/24	26,000	25,996,409
Westpac Securities NZ Ltd., 4.97%, 01/31/25(a)(b)	33,540	33,554,900
Total Commercial Paper — 34.3% (Cost: $1,891,449,451)		1,893,042,492
Corporate Bonds & Notes
Aerospace & Defense — 0.3%
General Dynamics Corp., 3.50%, 04/01/27(d)	6,265	6,132,581
Lockheed Martin Corp., 4.95%, 10/15/25	6,195	6,222,276
RTX Corp., 5.00%, 02/27/26(d)	5,590	5,610,301
		17,965,158
Agriculture — 0.7%
Cargill Inc.
3.50%, 04/22/25(b)(d)	6,825	6,783,720
4.88%, 10/10/25(b)	14,235	14,278,029
Philip Morris International Inc., 5.13%, 11/15/24	16,000	16,000,604
		37,062,353
Auto Manufacturers — 6.8%
American Honda Finance Corp.
4.40%, 10/05/26(d)	13,820	13,787,749
5.34%, 01/12/26, (1-day SOFR + 0.500%)(a)(d)	14,260	14,257,194
5.51%, 01/10/25, (1-day SOFR Index + 0.670%)(a)(d)	15,000	15,012,665
5.71%, 08/14/25, (1-day SOFR + 0.600%)(a)(d)	29,460	29,527,110
5.72%, 10/05/26, (1-day SOFR Index + 0.720%)(a)	10,000	10,020,310
BMW U.S. Capital LLC
4.65%, 08/13/26(b)(d)	5,695	5,702,153
5.92%, 08/13/26, (1-day SOFR Index + 0.800%)(a)(b)	13,660	13,730,458
Daimler Trucks Finance North America LLC
5.00%, 01/15/27(b)	10,660	10,715,864
5.20%, 01/17/25(b)(d)	9,295	9,299,995
5.60%, 08/08/25(b)(d)	10,155	10,221,137
Hyundai Capital America
4.30%, 09/24/27(b)(d)	13,825	13,622,834
5.25%, 01/08/27(b)(d)	12,500	12,592,302
Security	Par (000)	Value
Auto Manufacturers (continued)
5.45%, 06/24/26(b)	$8,765	$8,842,713
5.80%, 06/26/25(b)(d)	7,590	7,632,067
5.89%, 09/24/27, (1-day SOFR + 1.030%)(a)(b)	13,825	13,836,337
5.95%, 09/21/26(b)(d)	15,400	15,682,358
6.25%, 11/03/25(b)(d)	15,600	15,816,183
6.30%, 08/04/25, (1-day SOFR + 1.150%)(a)(b)	14,525	14,591,519
Mercedes-Benz Finance North America LLC
4.88%, 07/31/26(b)(d)	13,690	13,761,832
4.90%, 01/09/26(b)(d)	15,240	15,274,351
5.38%, 08/01/25(b)(d)	15,290	15,355,732
5.51%, 01/09/26, (1-day SOFR + 0.670%)(a)(b)	15,240	15,288,859
Toyota Motor Credit Corp.
3.65%, 08/18/25(d)	13,145	13,059,428
4.35%, 10/08/27	13,670	13,617,772
5.20%, 05/15/26	13,955	14,111,389
5.29%, 04/10/26, (1-day SOFR Index + 0.450%)(a)(d)	13,670	13,676,862
Volkswagen Group of America Finance LLC
5.70%, 03/20/26, (1-day SOFR + 0.830%)(a)(b)(d)	14,160	14,175,406
5.80%, 09/12/25(b)(d)	10,000	10,087,936
		373,300,515
Banks — 14.1%
Australia & New Zealand Banking Group Ltd.
4.83%, 02/03/25(b)	14,970	14,967,475
5.09%, 12/08/25	10,810	10,873,215
5.60%, 07/03/25, (1-day SOFR + 0.750%)(a)(b)	14,655	14,691,467
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	15,240	15,334,482
5.67%, 10/03/25(d)	15,000	15,162,078
Bank of Montreal/Chicago, 5.11%, 02/11/25, (1-day SOFR + 0.300%)(a)	29,450	29,461,144
Bank of New York Mellon (The), 5.39%, 03/13/26, (1-day SOFR + 0.450%)(a)	9,135	9,142,652
Banque Federative du Credit Mutuel SA
4.94%, 01/26/26(b)	17,400	17,427,302
5.09%, 01/23/27(b)(d)	15,260	15,382,093
Barclays Bank PLC/New York, 5.20%, 02/06/25, (1-day SOFR + 0.380%)(a)	28,470	28,485,317
BPCE SA
5.10%, 01/26/26(b)	15,230	15,226,487
5.20%, 01/18/27(b)(d)	9,455	9,536,900
Citibank NA
5.49%, 12/04/26	15,380	15,671,844
5.66%, 09/29/25, (1-day SOFR + 0.805%)(a)(d)	15,440	15,501,080
5.85%, 08/06/26, (1-day SOFR + 0.708%)(a)(d)	8,400	8,424,901
Citigroup Inc., 3.11%, 04/08/26, (1-day SOFR + 2.842%)(a)	11,310	11,211,051
Commonwealth Bank of Australia, 5.67%, 03/14/25, (1-day SOFR + 0.740%)(a)(b)	13,580	13,607,817
Commonwealth Bank of Australia/New York
5.08%, 01/10/25(d)	17,800	17,804,145
5.50%, 09/12/25(d)	15,210	15,330,684
Cooperatieve Rabobank UA/New York, 5.50%, 07/18/25(d)	15,300	15,401,416
Deutsche Bank AG/New York, 4.16%, 05/13/25	6,905	6,879,304
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)	14,180	14,272,369
5.66%, 03/18/27, (1-day SOFR + 0.770%)(a)	14,180	14,199,001
Schedule of Investments
26

Schedule of Investments (continued)
October 31, 2024
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group Inc. (The), 3.75%, 05/22/25(d)	$10,330	$10,271,971
JPMorgan Chase & Co.
2.08%, 04/22/26, (1-day SOFR + 1.850%)(a)	41,385	40,807,645
5.55%, 12/15/25, (1-day SOFR + 1.070%)(a)	18,135	18,140,025
JPMorgan Chase Bank NA, 5.11%, 12/08/26(d)	12,000	12,141,088
KeyBank NA, 4.70%, 01/26/26	3,275	3,262,746
KeyBank NA/Cleveland OH, 4.15%, 08/08/25(d)	5,370	5,331,549
Macquarie Bank Ltd., 5.39%, 12/07/26(b)(d)	6,210	6,314,156
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25(d)	14,200	13,872,478
5.72%, 02/20/26, (1-year CMT + 1.080%)(a)	12,775	12,796,805
Morgan Stanley Bank NA, 5.48%, 07/16/25	7,520	7,566,415
National Australia Bank Ltd., 5.38%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)	15,220	15,252,534
National Australia Bank Ltd./New York
4.75%, 12/10/25	10,290	10,315,781
4.97%, 01/12/26	17,800	17,882,662
5.20%, 05/13/25(d)	13,305	13,345,213
National Securities Clearing Corp., 5.15%, 05/30/25(b)	5,105	5,121,056
Nordea Bank Abp
3.60%, 06/06/25(b)(d)	10,665	10,599,641
4.75%, 09/22/25(b)(d)	16,900	16,926,579
Societe Generale SA, 4.35%, 06/13/25(b)(d)	15,000	14,958,214
Sumitomo Mitsui Financial Group Inc., 5.46%, 01/13/26	17,800	17,952,276
Sumitomo Mitsui Trust Bank Ltd.
2.55%, 03/10/25(b)(d)	10,000	9,917,080
4.45%, 09/10/27(b)(d)	13,820	13,727,186
5.65%, 09/14/26(b)	12,000	12,190,485
Svenska Handelsbanken AB, 3.65%, 06/10/25(b)(d)	15,900	15,812,803
Toronto-Dominion Bank (The), 5.55%, 08/29/25, (1-day SOFR + 0.480%)(a)(d)	18,460	18,473,725
UBS AG, 5.89%, 09/11/25, (1-day SOFR + 0.930%)(a)	8,000	8,044,878
UBS AG/London
1.38%, 01/13/25(b)(d)	6,970	6,920,704
5.80%, 09/11/25	8,000	8,083,088
Wells Fargo Bank NA
4.81%, 01/15/26	15,250	15,289,228
5.55%, 08/01/25(d)	15,230	15,320,727
5.55%, 01/15/26, (1-day SOFR + 0.710%)(a)	15,250	15,314,621
Westpac Banking Corp.
1.02%, 11/18/24	3,550	3,543,391
5.40%, 11/18/24, (1-day SOFR + 0.300%)(a)	23,886	23,892,449
5.82%, 11/17/25, (1-day SOFR + 0.720%)(a)	15,440	15,502,555
		778,885,978
Beverages — 0.5%
PepsiCo Inc.
5.25%, 11/10/25	15,440	15,565,291
5.52%, 11/12/24, (1-day SOFR Index + 0.400%)(a)	11,665	11,666,750
		27,232,041
Chemicals — 0.3%
Linde Inc./CT, 4.80%, 12/05/24	17,700	17,697,513
Computers — 0.2%
Accenture Capital Inc., 3.90%, 10/04/27(d)	9,390	9,272,997
Security	Par (000)	Value
Diversified Financial Services — 0.9%
American Express Co.
5.58%, 04/23/27, (1-day SOFR + 0.750%)(a)	$13,960	$13,978,212
5.96%, 03/04/25, (1-day SOFR Index + 0.930%)(a)(d)	8,235	8,249,428
6.34%, 10/30/26, (1-day SOFR + 1.330%)(a)	15,700	15,919,301
CDP Financial Inc., 4.50%, 02/13/26(b)(d)	9,219	9,220,976
		47,367,917
Electric — 2.1%
Florida Power & Light Co., 4.45%, 05/15/26(d)	7,965	7,974,483
National Rural Utilities Cooperative Finance Corp., 5.83%, 05/07/25, (1-day SOFR + 0.700%)(a)	15,580	15,618,295
NextEra Energy Capital Holdings Inc.
5.59%, 01/29/26, (1-day SOFR Index + 0.760%)(a)(d)	15,380	15,430,617
5.75%, 09/01/25	40,600	40,890,843
6.05%, 03/01/25	11,420	11,457,167
WEC Energy Group Inc.
4.75%, 01/09/26(d)	10,000	10,007,127
5.00%, 09/27/25(d)	7,465	7,471,894
Wisconsin Public Service Corp., 5.35%, 11/10/25(d)	8,520	8,579,989
		117,430,415
Electronics — 0.1%
Amphenol Corp.
4.75%, 03/30/26(d)	2,840	2,845,762
5.05%, 04/05/27	5,800	5,860,251
		8,706,013
Environmental Control — 0.2%
Waste Management Inc., 4.95%, 07/03/27(d)	9,390	9,485,340
Food — 0.7%
Nestle Holdings Inc., 4.00%, 09/12/25(b)(d)	17,000	16,940,749
Walmart Inc., 3.90%, 09/09/25(d)	20,000	19,917,319
		36,858,068
Health Care - Products — 0.2%
Thermo Fisher Scientific Inc., 5.00%, 12/05/26(d)	10,000	10,120,302
Health Care - Services — 0.3%
Roche Holdings Inc., 5.27%, 11/13/26(b)(d)	13,170	13,384,695
UnitedHealth Group Inc., 4.75%, 07/15/26(d)	3,995	4,018,639
		17,403,334
Insurance — 3.4%
MassMutual Global Funding II
4.15%, 08/26/25(b)(d)	7,302	7,272,578
5.82%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)	15,252	15,401,927
Metropolitan Life Global Funding I, 5.00%, 01/06/26(b)(d)	10,000	10,042,056
New York Life Global Funding
3.60%, 08/05/25(b)(d)	16,500	16,389,040
5.42%, 01/16/26, (1-day SOFR Index + 0.580%)(a)(b)	25,000	25,121,407
5.64%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)	18,500	18,556,731
Northwestern Mutual Global Funding
4.00%, 07/01/25(b)	16,300	16,252,309
5.64%, 06/13/25, (1-day SOFR + 0.700%)(a)(b)	15,400	15,444,352
Pacific Life Global Funding II, 5.79%, 06/16/25, (1-day SOFR Index + 0.860%)(a)(b)	14,705	14,757,865
Pricoa Global Funding I, 4.40%, 08/27/27(b)(d)	8,500	8,480,986
Principal Life Global Funding II, 4.60%, 08/19/27(b)(d)	13,570	13,584,837
27
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Protective Life Global Funding
4.99%, 01/12/27(b)(d)	$15,250	$15,346,852
5.37%, 01/06/26(b)	10,000	10,064,734
		186,715,674
Internet — 0.5%
Amazon.com Inc., 3.00%, 04/13/25	10,000	9,931,022
eBay Inc., 5.90%, 11/22/25	17,600	17,809,027
		27,740,049
Machinery — 1.6%
Caterpillar Financial Services Corp.
4.35%, 05/15/26	15,800	15,795,977
5.56%, 11/14/24, (1-day SOFR + 0.450%)(a)	15,570	15,571,733
John Deere Capital Corp.
3.40%, 06/06/25(d)	10,390	10,312,874
4.20%, 07/15/27	5,820	5,785,948
4.80%, 01/09/26(d)	17,800	17,876,107
4.95%, 06/06/25(d)	7,020	7,035,748
5.32%, 10/22/25, (1-day SOFR + 0.480%)(a)(d)	15,240	15,272,999
		87,651,386
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co., 5.58%, 02/20/26, (1-day SOFR + 0.490%)(a)	8,820	8,834,432
Merck & Co. Inc., 2.75%, 02/10/25	17,000	16,899,917
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25(d)	31,500	31,478,553
		57,212,902
Pipelines — 0.2%
Enterprise Products Operating LLC, 5.05%, 01/10/26(d)	12,365	12,438,210
Real Estate Investment Trusts — 0.2%
Public Storage Operating Co., 5.43%, 07/25/25, (1-day SOFR Index + 0.600%)(a)	11,250	11,279,475
Retail — 0.9%
Home Depot Inc. (The)
4.00%, 09/15/25(d)	5,170	5,147,280
5.15%, 06/25/26(d)	12,655	12,811,728
Lowe's Companies Inc.
4.40%, 09/08/25	11,510	11,484,050
4.80%, 04/01/26	6,660	6,676,845
Starbucks Corp., 4.85%, 02/08/27	14,940	15,036,269
		51,156,172
Software — 0.2%
Intuit Inc., 5.25%, 09/15/26	11,165	11,324,468
Telecommunications — 0.5%
NBN Co. Ltd., 4.00%, 10/01/27(b)	27,660	27,185,908
Total Corporate Bonds & Notes — 35.9% (Cost: $1,975,482,482)		1,981,492,188
Municipal Debt Obligations
Illinois — 0.1%
State of Illinois GO, 5.25%, 05/01/25	5,865	5,879,188
Security	Par (000)	Value
New York — 0.0%
Taxable Municipal Funding Trust RB
VRDN, 5.15%, 11/07/24(b)(e)	$620	$620,000
VRDN, 5.15%, 12/05/24(b)(e)	1,240	1,240,000
		1,860,000
Total Municipal Debt Obligations — 0.1% (Cost $7,725,000)		7,739,188
Repurchase Agreements(a)(f)
Bank of America Securities Inc., 5.15%, 11/01/24 (Purchased on 10/31/24 to be repurchased at $54,757,832, collateralized by non-agency mortgage-backed security, 2.25% to 6.86%, due 07/20/36 to 01/25/69, par and fair value of $72,456,759 and $58,582,500, respectively)	54,750	54,750,000
Bank of America Securities Inc., 5.33%, 11/01/24 (Purchased on 10/30/24 to be repurchased at $10,001,481, collateralized by non-agency mortgage-backed security, 3.59% to 12.35%, due 09/27/32 to 12/16/41, par and fair value of $20,524,790 and $10,845,337, respectively)	10,000	10,000,000
BNP Paribas, 5.18%, 11/01/24 (Purchased on 10/30/24 to be repurchased at $46,756,727, collateralized by non-agency mortgage-backed security, 3.50% to 11.50%, due 12/01/24 to 12/31/79, par and fair value of $53,870,317 and $51,364,615, respectively)	46,750	46,750,000
Citigroup Global Markets Inc, 5.12%, 11/31/24 (Purchased on 10/31/24 to be repurchased at $9,001,280, collateralized by non-agency mortgage-backed security, 2.83% to 8.55%, due 01/15/32 to 03/25/44, par and fair value of $11,360,405 and $10,732,040, respectively)	9,000	9,000,000
Citigroup Global Markets Inc, 5.14%, 11/30/24 (Purchased on 10/31/24 to be repurchased at $12,001,713, collateralized by non-agency mortgage-backed security, 2.50% to 8.55%, due 10/25/29 to 04/26/55, par and fair value of $21,682,100 and $13,812,961, respectively)	12,000	12,000,000
Duetsche Bank Co. LLC, 5.28%, 11/01/24 (Purchased on 10/30/24 to be repurchased at $30,004,400, collateralized by U.S. Government Agency and non-agency mortgage-backed security, 1.65% to 12.62%, due 08/04/25 to 12/31/79, par and fair value of $32,671,000,and $31,500,429, respectively)	30,000	30,000,000
Goldman Sachs & Co. LLC, 5.87%, 11/01/23 (Purchased on 10/31/23 to be repurchased at $90,013,325, collateralized by U.S. Government Agency and non-agency mortgage-backed security, 3.00% to 08.61%, due 04/11/26 to 07/16/40, par and fair value of $ 111,241,520 and $94,500,001, respectively)	90,000	90,000,000
Mizuho Securities USA Inc., 5.28%, 11/01/24 (Purchased on 10/30/24 to be repurchased at $6,000,880, collateralized by non-agency mortgage-backed security, 6.32% to 9.45, due 10/20/28 to 09/10/30, par and fair value of $8,216,881 and $6,300,001 respectively)	6,000	6,000,000
Schedule of Investments
28

Schedule of Investments (continued)
October 31, 2024
iShares® Ultra Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mizuho Securities USA Inc., 5.38%, 10/31/24 (Purchased on 10/30/24 to be repurchased at $30,004,483, collateralized by non-agency mortgage-backed security, 5.21% to 05.60, due 05/15/31 to 07/25/49, par and fair value of $32,861,000 and $32,544,638, respectively)	$30,000	$30,000,000
Morgan Stanley Co. LLC, 5.36%, 11/01/24 (Purchased on 10/30/24 to be repurchased at $30,005,211, collateralized by U.S. Government Agency and non-agency mortgage-backed security, 3.00% to 11.80%, due 04/20/31 to 08/25/67, par and fair value of $49,784,973,and $38,497,828, respectively)	35,000	35,000,000
Wells Fargo Securities, 5.23%, 11/01/24 (Purchased on 10/31/24 to be repurchased at $90,013,075, collateralized by non-agency mortgage-backed security, 0.73% to 9.60%, due 12/15/36 to 11/25/68, par and fair value of $126,157,194 and $98,378,601, respectively)	90,000	90,000,000
Total Repurchase Agreements — 7.5% (Cost: $413,500,000)		413,500,000
U.S. Government Obligations
U.S. Government Obligations — 2.5%
U.S. Treasury Note/Bond
1.63%, 02/15/26	11,860	11,472,697
3.50%, 09/30/26	13,825	13,656,508
3.75%, 08/31/26	27,420	27,211,137
4.75%, 07/31/25	30,890	30,966,923
4.88%, 11/30/25	21,000	21,118,945
5.00%, 08/31/25	15,530	15,602,675
5.00%, 09/30/25	15,500	15,586,098
Total U.S. Government Obligations — 2.5% (Cost: $135,065,336)		135,614,983
Security	Shares	Value
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(g)(h)(i)	105,090,864	$105,164,428
Total Money Market Funds — 1.9% (Cost: $105,127,774)		105,164,428
Total Investments — 101.8% (Cost: $5,609,095,209)		5,618,705,607
Liabilities in Excess of Other Assets — (1.8)%		(97,100,716)
Net Assets — 100.0%		$5,521,604,891

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Maturity date represents next reset date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$123,152,749	$—	$(18,008,482)(a)	$9,097	$11,064	$105,164,428	105,090,864	$177,411 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	470,290	—
				$9,097	$11,064	$105,164,428		$647,701	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
29
2024 iShares Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares® Ultra Short-Term Bond Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Asset-Backed Securities	$—	$271,495,056	$—	$271,495,056
Certificates of Deposit	—	810,657,272	—	810,657,272
Commercial Paper	—	1,893,042,492	—	1,893,042,492
Corporate Bonds & Notes	—	1,981,492,188	—	1,981,492,188
Municipal Debt Obligations	—	7,739,188	—	7,739,188
Repurchase Agreements	—	413,500,000	—	413,500,000
U.S. Government & Agency Obligations	—	135,614,983	—	135,614,983
Money Market Funds	105,164,428	—	—	105,164,428
	$105,164,428	$5,513,541,179	$—	$5,618,705,607
See notes to financial statements.
Schedule of Investments
30

Statements of Assets and Liabilities
October 31, 2024

	iShares Short Duration Bond Active ETF	iShares Ultra Short-Term Bond Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,001,028,892	$5,100,041,179
Investments, at value—affiliated(c)	249,127,725	105,164,428
Cash	27,455	866,544
Cash pledged:
Futures contracts	7,448,000	—
Centrally cleared swaps	3,634,023	—
Foreign currency, at value(d)	4,000,807	—
Repurchase agreements, at value—unaffiliated(e)	—	413,500,000
Receivables:
Investments sold	4,825,287	—
Securities lending income—affiliated	15,168	21,757
Dividends—affiliated	253,531	11,603,157
Interest—unaffiliated	18,916,887	23,550,349
Variation margin on futures contracts	296,781	—
Variation margin on centrally cleared swaps	975,463	—
Unrealized appreciation on forward foreign currency exchange contracts	3,981,405	—
Total assets	3,294,531,424	5,654,747,414
LIABILITIES
Collateral on securities loaned, at value	145,757,661	105,155,330
Payables:
Investments purchased	229,997,098	27,615,672
Investment advisory fees	613,350	371,521
Swap premiums received	1,937,492	—
Unrealized depreciation on forward foreign currency exchange contracts	272,934	—
Total liabilities	378,578,535	133,142,523
Commitments and contingent liabilities
NET ASSETS	$2,915,952,889	$5,521,604,891
NET ASSETS CONSIST OF
Paid-in capital	$2,917,458,962	$5,492,662,521
Accumulated earnings (loss)	(1,506,073)	28,942,370
NET ASSETS	$2,915,952,889	$5,521,604,891
NET ASSET VALUE
Shares outstanding	57,450,000	108,950,000
Net asset value	$50.76	$50.68
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$2,986,347,418	$5,090,467,435
(b) Securities loaned, at value	$141,688,629	$101,679,583
(c) Investments, at cost—affiliated	$249,107,594	$105,127,774
(d) Foreign currency, at cost	$4,004,035	$—
(e) Repurchase agreements, at cost—unaffiliated	$—	$413,500,000
See notes to financial statements.
31
2024 iShares Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2024

	iShares Short Duration Bond Active ETF	iShares Ultra Short-Term Bond Active ETF
INVESTMENT INCOME
Dividends—affiliated	$2,748,766	$470,290
Interest—unaffiliated	154,122,512	303,207,034
Securities lending income—affiliated—net	296,338	177,411
Other income—unaffiliated	208	—
Foreign taxes withheld	(7,342)	—
Total investment income	157,160,482	303,854,735
EXPENSES
Investment advisory	7,498,033	4,570,473
Interest expense	4,005	12,501
Total expenses	7,502,038	4,582,974
Less:
Investment advisory fees waived	(47,468)	—
Total expenses after fees waived	7,454,570	4,582,974
Net investment income	149,705,912	299,271,761
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	12,214,993	823,576
Investments—affiliated	(49,273)	9,097
Forward foreign currency exchange contracts	(5,916,795)	—
Foreign currency transactions	(216,283)	—
Futures contracts	4,062,111	—
In-kind redemptions—unaffiliated(a)	817,506	—
Swaps	(92,210)	—
	10,820,049	832,673
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	41,233,955	34,901,632
Investments—affiliated	(6,195)	11,064
Forward foreign currency exchange contracts	1,916,423	—
Foreign currency translations	13,923	—
Futures contracts	2,574,007	—
Swaps	1,102,918	—
	46,835,031	34,912,696
Net realized and unrealized gain	57,655,080	35,745,369
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$207,360,992	$335,017,130
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
32

Statements of Changes in Net Assets

	iShares Short Duration Bond Active ETF		iShares Ultra Short-Term Bond Active ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$149,705,912	$152,575,025	$299,271,761	$285,162,589
Net realized gain (loss)	10,820,049	(16,965,133)	832,673	(2,518,685)
Net change in unrealized appreciation (depreciation)	46,835,031	73,637,820	34,912,696	46,714,608
Net increase in net assets resulting from operations	207,360,992	209,247,712	335,017,130	329,358,512
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(156,915,541)	(149,817,488)	(304,374,014)	(274,745,720)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(259,447,864)	(1,164,640,543)	(741,291,296)	(875,900,900)
NET ASSETS
Total decrease in net assets	(209,002,413)	(1,105,210,319)	(710,648,180)	(821,288,108)
Beginning of year	3,124,955,302	4,230,165,621	6,232,253,071	7,053,541,179
End of year	$2,915,952,889	$3,124,955,302	$5,521,604,891	$6,232,253,071

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
33
2024 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Short Duration Bond Active ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$49.92	$49.16	$50.07	$50.15	$50.36
Net investment income(a)	2.52	2.00	0.58	0.38	0.91
Net realized and unrealized gain (loss)(b)	0.95	0.73	(0.95)	(0.03)	(0.16)
Net increase (decrease) from investment operations	3.47	2.73	(0.37)	0.35	0.75
Distributions from net investment income(c)	(2.63)	(1.97)	(0.54)	(0.43)	(0.96)
Net asset value, end of year	$50.76	$49.92	$49.16	$50.07	$50.15
Total Return(d)
Based on net asset value	7.10%	5.67%	(0.75)%	0.70%	1.51%
Ratios to Average Net Assets(e)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	4.99%	4.03%	1.17%	0.76%	1.81%
Supplemental Data
Net assets, end of year (000)	$2,915,953	$3,124,955	$4,230,166	$4,854,200	$4,397,750
Portfolio turnover rate(f)	164%	40%	44%	55%	67%(g)
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
(g) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
34

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Ultra Short-Term Bond Active ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$50.40	$49.99	$50.45	$50.54	$50.41
Net investment income(a)	2.64	2.21	0.61	0.22	0.69
Net realized and unrealized gain (loss)(b)	0.32	0.34	(0.60)	(0.07)	0.25
Net increase from investment operations	2.96	2.55	0.01	0.15	0.94
Distributions from net investment income(c)	(2.68)	(2.14)	(0.47)	(0.24)	(0.81)
Net asset value, end of year	$50.68	$50.40	$49.99	$50.45	$50.54
Total Return(d)
Based on net asset value	6.03%	5.22%	0.03%	0.29%	1.89%
Ratios to Average Net Assets(e)
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	5.24%	4.41%	1.22%	0.44%	1.36%
Supplemental Data
Net assets, end of year (000)	$5,521,605	$6,232,253	$7,053,541	$5,806,662	$4,922,726
Portfolio turnover rate(f)	59%	41%	27%	47%	54%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
35
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Short Duration Bond Active(a)	Diversified
Ultra Short-Term Bond Active(b)	Diversified

(a)	Formerly the BlackRock Short Duration Bond ETF
(b)	Formerly the BlackRock Ultra Short-Term Bond ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
36

Notes to Financial Statements  (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
• Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
37
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Notes to Financial Statements
38

Notes to Financial Statements  (continued)
The following table summarizes the open repurchase agreements as of October 31, 2024 which are subject to offset under an MRA:
iShares ETF and Counterparty	Market Value of Repurchase Agreements	Cash Collateral Received at value	Non-Cash Collateral Received at Fair Value(a)	Net Amount
Ultra Short-Term Bond Active
Bank of America Securities Inc.	$64,750,000	$—	$64,750,000	$—
BNP Paribas	46,750,000	—	46,750,000	—
Citigroup Global Markets Inc.	21,000,000	—	21,000,000	—
Duetsche Bank Co. LLC	30,000,000	—	30,000,000	—
Goldman Sachs & Co. LLC	90,000,000	—	90,000,000	—
Mizuho Securities USA Inc.	36,000,000	—	36,000,000	—
Morgan Stanley Co. LLC	35,000,000	—	35,000,000	—
Wells Fargo Securities	90,000,000	—	90,000,000	—
	$413,500,000	$—	$413,500,000	$—

(a)	Collateral received in excess of the market value of repurchase agreements is not presented in this table.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
39
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Short Duration Bond Active
Barclays Bank PLC	$3,200,283	$(3,200,283)	$—	$—
Barclays Capital, Inc.	49,963	(49,963)	—	—
BNP Paribas SA	4,039,431	(4,039,431)	—	—
BofA Securities, Inc.	237,328	(237,328)	—	—
Citigroup Global Markets, Inc.	73,721	(73,721)	—	—
Deutsche Bank Securities, Inc.	1,834,641	(1,834,641)	—	—
Goldman Sachs & Co. LLC	98,000,000	(98,000,000)	—	—
HSBC Securities (USA), Inc.	17,698	(17,698)	—	—
J.P. Morgan Securities LLC	27,026,739	(27,026,739)	—	—
Jefferies LLC	102,353	(102,353)	—	—
Morgan Stanley	322,513	(322,513)	—	—
RBC Capital Markets LLC	4,404,338	(4,404,338)	—	—
Scotia Capital (USA), Inc.	49,680	(49,680)	—	—
State Street Bank & Trust Co.	2,055,224	(2,055,224)	—	—
TD Prime Services LLC	67,611	(67,611)	—	—
Toronto-Dominion Bank	51,107	(51,107)	—	—
UBS Securities LLC	155,999	(155,999)	—	—
	$141,688,629	$(141,688,629)	$—	$—
Ultra Short-Term Bond Active
Barclays Bank PLC	$3,976,494	$(3,976,494)	$—	$—
Barclays Capital, Inc.	2,787,121	(2,787,121)	—	—
BMO Capital Markets Corp.	693,784	(693,784)	—	—
BNP Paribas SA	4,861,819	(4,861,819)	—	—
BofA Securities, Inc.	18,163,778	(18,163,778)	—	—
Goldman Sachs & Co. LLC	6,593,761	(6,593,761)	—	—
HSBC Securities (USA), Inc.	721,199	(721,199)	—	—
J.P. Morgan Securities LLC	46,785,266	(46,785,266)	—	—
Jefferies LLC	7,001,500	(7,001,500)	—	—
Nomura Securities International, Inc.	1,579,014	(1,579,014)	—	—
TD Securities (USA) LLC	1,694,075	(1,694,075)	—	—
Toronto-Dominion Bank	5,629,383	(5,629,383)	—	—
UBS Securities LLC	36,239	(36,239)	—	—
Wells Fargo Securities LLC	1,156,150	(1,156,150)	—	—
	$101,679,583	$(101,679,583)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or
Notes to Financial Statements
40

Notes to Financial Statements  (continued)
payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
41
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Short Duration Bond Active	0.25%
Ultra Short-Term Bond Active	0.08
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Short Duration Bond Active ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Short Duration Bond Active	$47,468
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to BlackRock Ultra Short-Term Bond ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
42

Notes to Financial Statements  (continued)
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Short Duration Bond Active	$105,514
Ultra Short-Term Bond Active	60,600
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Short Duration Bond Active	$2,817,350,030	$1,598,627,127	$2,302,826,499	$3,196,685,194
Ultra Short-Term Bond Active	88,623,112	—	1,708,375,310	1,462,546,952
For the year ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Short Duration Bond Active	$—	$100,597,314
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Short Duration Bond Active	$805,100	$ (805,100)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
Short Duration Bond Active
Ordinary income	$156,915,541	$149,817,488
Ultra Short-Term Bond Active
Ordinary income	$304,374,014	$274,745,720
43
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Short Duration Bond Active	$15,733,186	$(32,712,416)	$15,473,157	$(1,506,073)
Ultra Short-Term Bond Active	23,363,957	(4,031,985)	9,610,398	28,942,370

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and futures contracts and amortization methods for premiums and discounts on fixed income securities.

For the year ended October 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
Short Duration Bond Active	$18,178,812
Ultra Short-Term Bond Active	832,537
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Duration Bond Active	$3,235,778,914	$35,680,096	$(20,195,809)	$15,484,287
Ultra Short-Term Bond Active	5,609,095,209	12,054,661	(2,444,263)	9,610,398
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
Notes to Financial Statements
44

Notes to Financial Statements  (continued)
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Short Duration Bond Active
Shares sold	1,100,000	$55,761,129	12,900,000	$638,748,320
Shares redeemed	(6,250,000)	(315,208,993)	(36,350,000)	(1,803,388,863)
	(5,150,000)	$(259,447,864)	(23,450,000)	$(1,164,640,543)
Ultra Short-Term Bond Active
Shares sold	6,900,000	$348,710,548	13,150,000	$659,521,192
Shares redeemed	(21,600,000)	(1,090,001,844)	(30,600,000)	(1,535,422,092)
	(14,700,000)	$(741,291,296)	(17,450,000)	$(875,900,900)
45
2024 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
46

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares U.S. ETF Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares U.S. ETF Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares Short Duration Bond Active ETF
iShares Ultra Short-Term Bond Active ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
47
2024 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
Short Duration Bond Active	$35,072,080
Ultra Short-Term Bond Active	5,370,270
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
Short Duration Bond Active	$147,608,771
Ultra Short-Term Bond Active	298,109,343
The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
Short Duration Bond Active	$124,019,803
Ultra Short-Term Bond Active	272,259,396
Important Tax Information
48

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
49
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Short Duration Bond Active ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective. The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
50

Board Review and Approval of Investment Advisory Contract (continued)
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with a similar investment strategy or investment mandate as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
51
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Ultra Short-Term Bond Active ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited, (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel.  Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.  The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).
The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective.  The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on
Board Review and Approval of Investment Advisory Contract
52

Board Review and Approval of Investment Advisory Contract (continued)
a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited, which were provided at the May 6, 2024 meeting and throughout the year and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with a similar investment strategy or investment mandate as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides
53
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including the actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund.  The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
Board Review and Approval of Investment Advisory Contract
54

Glossary of Terms Used in this Report

Currency Abbreviation
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
55
2024 iShares Annual Financial Statements and Additional Information

56

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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October 31, 2024

2024 Annual Financial Statements and Additional Information

iShares U.S. ETF Trust
• iShares Bloomberg Roll Select Commodity Strategy ETF | CMDY | NYSE Arca
• iShares Commodity Curve Carry Strategy ETF | CCRV | NYSE Arca
• iShares GSCI Commodity Dynamic Roll Strategy ETF | COMT | NASDAQ
• iShares Transition-Enabling Metals ETF | TMET | NASDAQ

2

Consolidated Schedule of Investments
October 31, 2024
iShares® Bloomberg Roll Select Commodity Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Paper
American Honda Finance Corp., 4.86%, 01/06/25	$3,250	$3,220,874
Aquitaine Funding Co. LLC, 4.86%, 11/01/24	3,060	3,059,587
BASF SE, 4.77%, 12/30/24	5,000	4,960,583
Bay Square Funding LLC, 4.75%, 01/28/25	3,350	3,311,149
Bell Telephone Co. of Canada or Bell Canada (The)
4.82%, 12/09/24	3,350	3,332,609
4.84%, 11/27/24	1,400	1,394,933
4.93%, 11/06/24	750	749,384
Britannia Funding Co. LLC, 4.83%, 11/25/24	3,500	3,488,292
Brookfield Corporate Treasury Ltd., 5.16%, 11/01/24	4,000	3,999,426
CRH America Finance Inc.
4.88%, 11/29/24	3,300	3,287,073
4.93%, 11/07/24	1,000	999,041
Duke Energy Corp.
4.83%, 12/04/24	4,000	3,981,854
4.87%, 11/13/24	3,000	2,994,733
Enel Finance America LLC, 4.87%, 12/06/24	6,000	5,970,924
GTA Funding LLC, 4.75%, 01/03/25	4,400	4,363,121
Ionic Funding LLC
4.90%, 11/14/24	3,320	3,313,689
4.91%, 12/03/24	2,010	2,000,996
Koch Companies LLC, 4.80%, 11/05/24	4,000	3,997,335
Lime Funding LLC, 4.83%, 11/01/24	4,000	3,999,463
LSEGA Financing PLC, 4.79%, 01/14/25	4,000	3,960,500
LVMH Moet Hennessy Louis Vuitton Inc., 4.72%, 12/11/24	3,500	3,481,273
Microchip Technology Inc., 5.05%, 11/21/24	2,250	2,243,392
Mitsubishi Corp. Americas, 4.75%, 11/25/24	5,000	4,983,555
Mitsubishi HC Finance America LLC, 4.97%, 11/05/24	4,500	4,496,897
Mont Blanc Capital Corp., 4.84%, 11/05/24	4,000	3,997,313
Nutrien Ltd., 4.94%, 11/22/24	3,000	2,990,973
Overwatch Alpha Funding LLC
4.79%, 12/05/24	1,390	1,383,554
4.81%, 11/26/24	4,000	3,986,162
PACCAR Financial Corp., 4.79%, 01/16/25	3,000	2,969,594
Penske Truck Leasing Co. LP
5.01%, 11/06/24	3,000	2,997,496
5.02%, 11/08/24	3,000	2,996,659
PPG Industries Inc.
4.88%, 11/29/24	4,000	3,984,330
4.92%, 11/13/24	500	499,113
Pure Grove Funding, 4.82%, 11/20/24	2,000	1,994,660
Reckitt Benckiser Treasury Services PLC, 5.00%, 12/18/24	3,400	3,377,506
Security	Par (000)	Value
RTX Corp., 4.95%, 11/15/24	$3,000	$2,993,830
Sanofi SA, 4.70%, 12/23/24	5,420	5,382,747
Spire Inc., 4.92%, 11/15/24	2,500	2,494,890
United Overseas Bank Ltd., 4.75%, 11/26/24	5,000	4,982,916
Versailles Commercial Paper LLC, 4.78%, 12/20/24	4,000	3,973,611
Volkswagen Financial Services
4.87%, 12/09/24	3,300	3,282,679
4.92%, 11/14/24	2,000	1,996,182
Volvo Treasury North America LP, 4.85%, 01/06/25	4,500	4,459,755
Total Commercial Paper — 50.4% (Cost: $142,352,203)		142,334,653
U.S. Treasury Obligations(a)
U.S. Treasury Bill
4.62%, 12/26/24	22,500	22,342,945
4.62%, 01/02/25	7,000	6,945,554
4.63%, 01/23/25	10,000	9,897,735
4.68%, 12/19/24	15,000	14,909,000
4.72%, 11/29/24	9,500	9,466,035
4.87%, 12/12/24	10,000	9,947,766
5.01%, 11/14/24	10,000	9,983,257
5.04%, 12/05/24	35,000	34,848,019
Total U.S. Treasury Obligations — 41.9% (Cost: $118,327,985)		118,340,311
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(b)(c)	9,410,000	9,410,000
Total Money Market Funds — 3.3% (Cost: $9,410,000)		9,410,000
Total Investments — 95.6% (Cost: $270,090,188)		270,084,964
Other Assets Less Liabilities — 4.4%		12,536,033
Net Assets — 100.0%		$282,620,997

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$13,440,000	$—	$(4,030,000)(a)	$—	$—	$9,410,000	9,410,000	$818,834	$—

(a)	Represents net amount purchased (sold).
3
2024 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2024
iShares® Bloomberg Roll Select Commodity Strategy ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bloomberg Roll Select Commodity Index	10,942	12/18/24	$282,096	$10,913,698
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$10,913,698	$—	$—	$—	$—	$—	$10,913,698

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$(31,042,872)	$—	$—	$—	$—	$—	$(31,042,872)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$16,954,769	$—	$—	$—	$—	$—	$16,954,769
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$252,448,450
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Commercial Paper	$—	$142,334,653	$—	$142,334,653
U.S. Treasury Obligations	—	118,340,311	—	118,340,311
Money Market Funds	9,410,000	—	—	9,410,000
	$9,410,000	$260,674,964	$—	$270,084,964
Consolidated Schedule of Investments
4

Consolidated Schedule of Investments (continued)
October 31, 2024
iShares® Bloomberg Roll Select Commodity Strategy ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$10,913,698	$—	$—	$10,913,698

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
5
2024 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments
October 31, 2024
iShares® Commodity Curve Carry Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of Montreal, 5.50%, 12/09/24	$250	$250,140
BNP Paribas SA/New York, 4.20%, 10/02/25	260	259,202
Cooperatieve Rabobank UA, 5.27%, 02/05/25	250	250,260
Credit Agricole Corporate and Investment Bank/New York, 5.10%, 06/20/25	350	350,053
Credit Industriel et Commercial, 5.20%, 02/04/25	250	250,255
Lloyds Bank Corporate, 5.10%, 07/25/25	310	311,062
Mitsubishi UFJ Trust & Banking Corp./New York, 5.21%, 07/01/25, (1-day SOFR + 0.400%)(a)	290	290,253
Mizuho Bank Ltd./New York, 5.22%, 01/10/25, (1-day SOFR + 0.400%)(a)	250	250,136
MUFG Bank Ltd.
5.24%, 01/10/25	250	250,149
5.39%, 03/06/25	250	250,457
Standard Chartered Bank, 5.20%, 01/08/25	250	250,118
Sumitomo Mitsui Banking Corp./New York, 5.05%, 11/07/24, (1-day SOFR + 0.240%)(a)	270	270,006
Svenska Handelsbanken/New York, 5.11%, 02/06/25, (1-day SOFR + 0.300%)(a)	250	250,148
Westpac Banking Corp., 5.35%, 01/28/25	370	370,379
Total Certificates of Deposit — 8.8% (Cost: $3,850,188)		3,852,618
Commercial Paper
Alinghi Funding Co. LLC, 4.74%, 01/08/25	320	317,120
American Honda Finance Corp., 4.86%, 01/06/25	500	495,519
ANZ New Zealand International Ltd./London, 4.84%, 11/04/24(a)(b)	280	280,004
Australia & New Zealand Banking Group Ltd.
4.55%, 06/26/25	250	242,703
4.61%, 01/06/25	250	247,873
Bank of Nova Scotia (The), 4.95%, 02/06/25, (1-day SOFR + 0.290%)(a)(b)	250	250,117
BASF SE, 4.77%, 12/30/24	500	496,058
Bell Telephone Co. of Canada or Bell Canada (The)
4.84%, 11/27/24	500	498,190
4.93%, 11/06/24	250	249,795
BofA Securities Inc., 4.61%, 07/25/25	320	309,431
Britannia Funding Co. LLC, 4.83%, 11/25/24	300	298,996
Brookfield Corporate Treasury Ltd., 5.16%, 11/01/24	500	499,928
Citigroup Global Markets Inc., 5.02%, 01/24/25(a)(b)	500	500,129
Commonwealth Bank of Australia
4.78%, 11/08/24	250	249,735
4.91%, 11/07/24, (1-day SOFR + 0.200%)(a)(b)	370	370,008
CRH America Finance Inc., 4.93%, 11/07/24	500	499,521
DNB Bank ASA, 4.49%, 10/08/25	290	278,129
Duke Energy Corp., 4.87%, 11/13/24	500	499,122
Enel Finance America LLC, 4.87%, 12/06/24	500	497,577
HSBC USA Inc.
4.78%, 05/01/25	250	244,100
4.82%, 01/21/25	300	296,744
4.83%, 07/25/25	250	241,352
ING U.S. Funding LLC, 4.92%, 11/25/24(a)(b)	340	340,033
Ionic Funding LLC, 4.67%, 11/25/24	500	498,383
Koch Companies LLC, 4.80%, 11/05/24	500	499,667
Komatsu Finance America Inc., 4.68%, 01/16/25	470	465,338
Korea Development Bank/New York, 4.59%, 04/09/25	390	382,206
Lime Funding LLC, 4.83%, 11/01/24	500	499,933
Security	Par (000)	Value
Lloyds Bank Corporate Markets PLC/New York, 4.69%, 02/03/25	$400	$395,110
LSEGA Financing PLC, 4.79%, 01/14/25	500	495,062
LVMH Moet Hennessy Louis Vuitton SE
4.64%, 03/20/25	290	284,857
4.76%, 11/25/24	250	249,177
Macquarie Bank Ltd.
4.69%, 02/18/25	250	246,465
5.04%, 03/03/25, (1-day SOFR + 0.280%)(a)(b)	400	400,132
Mars Inc., 4.70%, 12/19/24	420	417,329
Microchip Technology Inc., 5.05%, 11/21/24	250	249,266
Mitsubishi Corp. Americas, 4.75%, 11/25/24	500	498,356
Mitsubishi HC Finance America LLC, 4.97%, 11/05/24	500	499,655
National Bank of Canada
4.61%, 06/12/25	570	554,107
4.69%, 02/25/25	270	265,946
NatWest Markets PLC, 4.55%, 06/24/25	250	242,758
Nestle Finance International Ltd., 4.68%, 12/16/24	420	417,506
Overwatch Alpha Funding LLC, 4.79%, 12/05/24	460	457,867
PACCAR Financial Corp., 4.79%, 01/16/25	500	494,932
Paradelle Funding LLC
4.59%, 09/24/25	280	268,754
4.61%, 05/30/25	320	311,575
Penske Truck Leasing Co. LP
5.01%, 11/06/24	500	499,583
5.02%, 11/08/24	250	249,722
Pfizer Inc.
4.70%, 01/07/25	420	416,304
4.79%, 11/01/24	250	249,967
Podium Funding Trust, 4.62%, 06/16/25	360	349,761
Procter & Gamble Co. (The), 4.57%, 03/26/25	430	422,176
Pure Grove Funding
4.59%, 09/26/25	280	268,691
4.80%, 11/27/24	420	418,492
Queensland Treasury Corp., 4.61%, 03/18/25	250	245,659
Reckitt Benckiser Treasury Services PLC, 5.00%, 12/18/24	450	447,023
RTX Corp., 4.95%, 11/15/24	500	498,972
Sanofi SA, 4.70%, 12/23/24	280	278,075
Swedbank AB
4.96%, 02/05/25, (1-day SOFR + 0.300%)(a)(b)	250	250,130
5.29%, 10/01/25	260	259,990
Telstra Group Ltd., 4.77%, 12/17/24	420	417,401
Toyota Industries Commercial Finance Inc., 4.78%, 11/22/24	400	398,836
Volkswagen Financial Services, 4.92%, 11/14/24	500	499,045
Washington Morgan Capital Co. LLC, 4.70%, 02/14/25	370	364,949
Westpac Securities NZ Ltd., 4.71%, 01/24/25	270	267,033
Total Commercial Paper — 55.3% (Cost: $24,124,722)		24,098,374
U.S. Treasury Obligations(c)
U.S. Treasury Bill
4.14%, 10/02/25	1,500	1,442,869
4.43%, 03/20/25	500	491,544
4.63%, 01/23/25	350	346,421
4.72%, 11/29/24	500	498,212
4.83%, 02/27/25	500	492,778
4.87%, 12/12/24	250	248,694
4.97%, 02/13/25	500	493,601
Consolidated Schedule of Investments
6

Consolidated Schedule of Investments (continued)
October 31, 2024
iShares® Commodity Curve Carry Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.10%, 06/12/25	$500	$487,050
Total U.S. Treasury Obligations — 10.3% (Cost: $4,464,704)		4,501,169
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	11,020,000	11,020,000
Total Money Market Funds — 25.3% (Cost: $11,020,000)		11,020,000
Total Investments — 99.7% (Cost: $43,459,614)		43,472,161
Other Assets Less Liabilities — 0.3%		150,109
Net Assets — 100.0%		$43,622,270

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,810,000	$3,210,000 (a)	$—	$—	$—	$11,020,000	11,020,000	$394,850	$—

(a)	Represents net amount purchased (sold).
7
2024 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2024
iShares® Commodity Curve Carry Strategy ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate(a)	Frequency	Reference(b)	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.49%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	08/29/25	USD	12,928	$(33,359)	$(110,011)	$76,652
4.49%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/29/25	USD	29,420	(77,441)	(251,875)	174,434
4.49%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	08/29/25	USD	1,078	(42,690)	(3,966)	(38,724)
									$(153,490)	$(365,852)	$212,362

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.
(b)	Please refer to the Reference Entity below for more details.
Reference Entity
The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of October 31, 2024.
Futures contracts	Maturity date	Weight %
Brent Crude Oil	10/31/2025	24.9%
LME Copper	12/16/2025	15.0
Gas Oil	12/11/2025	12.6
Soybeans	11/14/2025	8.2
Sugar	9/30/2025	7.8
RBOB Gasoline	5/30/2025	7.1
WTI Crude Oil	11/20/2025	6.9
LME PRI Aluminum	12/16/2025	4.4
Live Cattle	6/30/2025	3.9
Coffee	5/19/2025	3.8
LME Zinc	12/16/2025	3.0
Live Cattle	4/30/2025	2.5
Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$(365,852)	$251,086	$(38,724)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$251,086	$—	$—	$—	$—	$—	$251,086
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$404,576	$—	$—	$—	$—	$—	$404,576
Consolidated Schedule of Investments
8

Consolidated Schedule of Investments (continued)
October 31, 2024
iShares® Commodity Curve Carry Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)
For the period ended October 31, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Swaps	$(1,093,962)	$—	$—	$—	$—	$—	$(1,093,962)
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	$(207,855)	$—	$—	$—	$—	$—	$(207,855)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Total return swaps:
Average notional value	$41,350,763
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Swaps - OTC(a)	$251,086	$404,576
Total derivative assets and liabilities in the Statement of Assets and Liabilities	251,086	404,576
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$251,086	$404,576

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Citibank N.A.	$76,652	$(76,652)	$—	$—	$—
Merrill Lynch International	174,434	(174,434)	—	—	—
	$251,086	$(251,086)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Citibank N.A.	$110,011	$(76,652)	$—	$(33,359)	$—
Merrill Lynch International	294,565	(174,434)	—	(120,131)	—
	$404,576	$(251,086)	$—	$(153,490)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
9
2024 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2024
iShares® Commodity Curve Carry Strategy ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$3,852,618	$—	$3,852,618
Commercial Paper	—	24,098,374	—	24,098,374
U.S. Treasury Obligations	—	4,501,169	—	4,501,169
Money Market Funds	11,020,000	—	—	11,020,000
	$11,020,000	$32,452,161	$—	$43,472,161
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$—	$251,086	$—	$251,086
Liabilities
Commodity Contracts	—	(38,724)	—	(38,724)
	$—	$212,362	$—	212,362

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
Consolidated Schedule of Investments
10

Consolidated Schedule of Investments
October 31, 2024
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of America NA, 5.75%, 11/07/24	$4,000	$4,000,505
Bank of Montreal, 5.80%, 11/08/24	5,120	5,120,801
Bank of Montreal/Chicago IL, 5.07%, 02/18/25, (1-day SOFR + 0.260%)(a)	3,750	3,750,871
Bank of Nova Scotia (The), 5.80%, 11/08/24	3,510	3,510,542
BNP Paribas SA/New York, 4.20%, 10/02/25	5,810	5,792,163
Canadian Imperial Bank of Commerce, 4.50%, 10/09/25	5,870	5,868,934
Citibank NA, 5.16%, 09/19/25	6,000	6,000,745
Commonwealth Bank of Australia/New York, 5.70%, 11/27/24	2,150	2,151,168
Cooperatieve Rabobank UA, 5.27%, 02/05/25	4,000	4,004,163
Credit Agricole Corporate & Investment Bank SA, 5.50%, 06/02/25	1,730	1,738,120
Credit Agricole Corporate and Investment Bank/New York, 5.10%, 06/20/25	7,900	7,901,197
Deutsche Bank AG/New York
5.11%, 11/07/24, (1-day SOFR + 0.290%)(a)	10,000	10,000,290
5.22%, 05/22/25, (1-day SOFR + 0.400%)(a)	6,250	6,253,950
HSBC Bank USA NA, 5.79%, 11/25/24	3,000	3,001,511
Lloyds Bank Corporate, 5.10%, 07/25/25	6,000	6,020,556
Mizuho Bank Ltd./New York
5.07%, 11/06/24(a)	5,000	5,000,130
5.22%, 01/10/25, (1-day SOFR + 0.400%)(a)	5,000	5,002,713
MUFG Bank Ltd./New York, 5.06%, 02/20/25	2,250	2,250,535
Oversea-Chinese Banking Corp. Ltd./New York
5.04%, 11/26/24, (1-day SOFR + 0.230%)(a)	5,500	5,500,455
5.04%, 12/09/24, (1-day SOFR + 0.230%)(a)	8,200	8,201,993
Sumitomo Mitsui Banking Corp./New York
5.05%, 11/07/24, (1-day SOFR + 0.240%)(a)	5,300	5,300,118
5.15%, 03/18/25, (1-day SOFR + 0.340%)(a)	4,140	4,142,492
Sumitomo Mitsui Trust Bank Ltd./New York, 5.15%, 06/02/25	7,000	6,998,152
Svenska Handelsbanken/New York, 5.08%, 02/05/25, (1-day SOFR + 0.270%)(a)	10,000	10,005,112
Toronto-Dominion Bank (The), 5.00%, 01/16/25	6,777	6,777,945
Westpac Banking Corp., 5.40%, 04/09/25	4,250	4,262,126
Total Certificates of Deposit — 16.1% (Cost: $138,499,930)		138,557,287
Commercial Paper
Alinghi Funding Co. LLC, 4.74%, 01/08/25	7,110	7,046,005
American Honda Finance Corp., 4.86%, 01/06/25	10,000	9,910,381
Australia & New Zealand Banking Group Ltd.
4.55%, 06/26/25	5,750	5,582,158
4.69%, 12/16/24	8,530	8,479,165
BASF SE, 4.77%, 12/30/24	9,000	8,929,050
Bell Telephone Co. of Canada or Bell Canada (The)
4.82%, 12/09/24	9,180	9,132,344
4.84%, 11/27/24	3,000	2,989,142
4.90%, 11/15/24	2,530	2,524,847
BofA Securities Inc.
4.75%, 01/08/25	8,000	7,927,872
4.85%, 11/15/24	4,950	4,940,022
Brookfield Corporate Treasury Ltd., 5.16%, 11/01/24	8,000	7,998,853
CDP Financial Inc., 4.67%, 02/04/25	2,110	2,084,054
Commonwealth Bank of Australia, 4.96%, 01/21/25	3,000	3,000,598
Concord Minutemen Capital Co. LLC, 4.79%, 12/06/24	2,950	2,935,934
Security	Par (000)	Value
CRH America Finance Inc.
4.88%, 11/29/24	$9,550	$9,512,589
4.93%, 11/07/24	4,000	3,996,166
DNB Bank ASA
4.49%, 10/08/25	6,300	6,042,118
4.61%, 04/01/25	3,950	3,874,618
Duke Energy Corp., 4.83%, 12/04/24	7,550	7,515,750
Enel Finance America LLC, 4.87%, 12/06/24	5,750	5,722,136
Equinor ASA, 4.67%, 01/24/25	4,000	3,956,335
European Investment Bank, 4.61%, 04/30/25	7,540	7,369,054
GTA Funding LLC, 4.83%, 11/01/24	8,000	7,998,926
HSBC USA Inc.
4.77%, 03/27/25	4,000	3,923,650
4.78%, 05/01/25	3,000	2,929,195
4.81%, 02/12/25	2,640	2,603,854
4.82%, 01/21/25	7,000	6,924,019
4.83%, 07/25/25	4,300	4,151,248
ING U.S. Funding LLC
4.77%, 11/22/24	7,000	6,979,649
4.90%, 11/18/24(a)	2,500	2,500,191
Ionic Funding LLC, 4.91%, 12/03/24	6,870	6,839,224
JP Morgan Securities LLC, 5.07%, 02/03/25	2,500	2,500,077
Jupiter Securitization Co. LLC, 5.05%, 03/06/25	7,760	7,760,138
Korea Development Bank (The), 4.81%, 11/01/24	10,000	9,998,663
Lloyds Bank Corporate Markets PLC/New York, 4.69%, 02/03/25	3,700	3,654,767
LVMH Moet Hennessy Louis Vuitton SE, 4.80%, 11/12/24	2,470	2,466,056
Macquarie Bank Ltd.
4.55%, 07/24/25	6,350	6,143,285
4.58%, 06/20/25	3,650	3,545,277
5.04%, 03/03/25, (1-day SOFR + 0.280%)(a)(b)	3,990	3,991,313
5.25%, 08/15/25	2,750	2,750,980
Mars Inc., 4.70%, 12/19/24	4,270	4,242,847
Microchip Technology Inc., 5.05%, 11/21/24	6,750	6,730,175
National Bank of Canada
4.61%, 06/05/25	6,360	6,187,904
4.61%, 06/12/25	6,560	6,377,090
Natixis SA/New York, 4.81%, 11/06/24	10,000	9,991,991
NatWest Markets PLC, 4.55%, 06/24/25	8,600	8,350,874
Nestle Finance International Ltd., 4.68%, 12/16/24	6,400	6,361,990
Nutrien Ltd., 4.94%, 11/22/24	9,500	9,471,413
Old Line Funding LLC, 4.56%, 07/15/25	7,940	7,689,687
Overwatch Alpha Funding LLC
4.79%, 12/05/24	4,870	4,847,415
4.81%, 11/26/24	6,000	5,979,242
Penske Truck Leasing Co. LP
5.00%, 11/04/24	10,000	9,994,443
5.02%, 11/08/24	5,500	5,493,874
Pfizer Inc., 4.70%, 01/07/25	3,000	2,973,597
Podium Funding Trust
4.62%, 06/16/25	6,640	6,451,155
4.72%, 01/22/25	5,000	4,946,138
Pure Grove Funding
4.78%, 12/12/24	8,310	8,263,891
4.82%, 11/20/24	8,000	7,978,642
Queensland Treasury Corp., 4.61%, 03/18/25	5,500	5,404,493
Reckitt Benckiser Treasury Services PLC, 5.00%, 12/18/24	9,920	9,854,369
Royal Bank of Canada, 4.49%, 10/03/25	8,450	8,109,326
Sanofi SA, 4.70%, 12/23/24	8,990	8,928,209
Spire Inc., 4.92%, 11/15/24	5,000	4,989,779
11
2024 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2024
iShares® GSCI Commodity Dynamic Roll Strategy ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Swedbank AB, 5.29%, 10/01/25	$5,890	$5,889,773
Telstra Group Ltd.
4.77%, 12/17/24	8,580	8,526,897
4.88%, 11/06/24	8,230	8,223,312
Toyota Industries Commercial Finance Inc., 4.78%, 11/22/24	8,000	7,976,723
Toyota Motor Credit Corp., 4.82%, 11/04/24	10,000	9,994,644
Volkswagen Financial Services
4.88%, 12/02/24	5,000	4,978,644
4.92%, 11/14/24	9,750	9,731,387
Volvo Treasury North America LP, 4.92%, 11/15/24	1,250	1,247,445
Washington Morgan Capital Co. LLC, 4.70%, 02/14/25	8,340	8,226,144
Westpac Banking Corp., 4.81%, 11/07/24	3,970	3,966,290
Westpac Securities NZ Ltd., 4.71%, 01/02/25	8,750	8,678,521
Total Commercial Paper — 53.1% (Cost: $456,023,142)		456,188,027
U.S. Treasury Obligations(c)
U.S. Treasury Bill
4.14%, 10/02/25	30,000	28,857,371
4.41%, 08/07/25	6,500	6,291,271
4.43%, 03/20/25	10,000	9,830,875
4.59%, 03/13/25	8,000	7,871,777
4.62%, 12/26/24	4,000	3,972,079
4.62%, 01/02/25	8,000	7,937,776
4.63%, 01/23/25	3,500	3,464,207
4.97%, 02/13/25	4,500	4,442,410
5.04%, 12/05/24	10,000	9,956,577
5.07%, 02/20/25	5,000	4,931,858
Security	Par (000)	Value
5.10%, 06/12/25	$10,000	$9,740,995
5.11%, 01/30/25	3,000	2,966,707
5.37%, 11/05/24	9,500	9,495,042
Total U.S. Treasury Obligations — 12.8% (Cost: $109,717,999)		109,758,945
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	86,382,360	86,382,360
Total Money Market Funds — 10.1% (Cost: $86,382,360)		86,382,360
Total Investments — 92.1% (Cost: $790,623,431)		790,886,619
Other Assets Less Liabilities — 7.9%		67,762,825
Net Assets — 100.0%		$858,649,444

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$75,490,095	$10,892,265 (a)	$—	$—	$—	$86,382,360	86,382,360	$4,167,726	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
WTI Crude Oil	2,314	11/20/24	$160,268	$(11,665,307)
Brent Crude Oil	2,333	11/29/24	169,866	(12,201,379)
RBOB Gasoline	384	11/29/24	31,833	1,772,228
Cotton	230	12/06/24	8,001	(1,161,394)
Consolidated Schedule of Investments
12

Consolidated Schedule of Investments (continued)
October 31, 2024
iShares® GSCI Commodity Dynamic Roll Strategy ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Gas Oil	640	12/12/24	$42,768	$(7,045,686)
Cocoa	109	12/13/24	7,994	311,631
Lean Hogs	573	12/13/24	19,207	2,801,613
Wheat KCBT	319	12/13/24	9,079	(1,614,493)
LME Lead	96	12/16/24	4,808	(190,237)
Silver	35	12/27/24	5,739	697,974
Cattle Feeder	145	01/30/25	17,496	(399,671)
Natural Gas	866	02/26/25	23,157	(4,677,360)
LEM Zinc	112	03/17/25	8,484	583,047
NY Harbor ULSD (Heat Oil)	365	03/31/25	34,039	(4,205,385)
Gold 100 OZ	212	04/28/25	59,243	6,489,429
Sugar	722	04/30/25	17,022	2,025,621
Coffee	121	05/19/25	11,092	663,335
Live Cattle	570	06/30/25	41,274	1,358,805
Wheat	822	07/14/25	24,948	430,384
Soybean	523	11/14/25	27,013	(863,784)
Corn	1,842	12/12/25	40,593	(4,281,881)
LME Copper	200	12/15/25	48,908	3,184,644
LME Nickel	74	12/15/25	7,297	(1,124,826)
Aluminum	568	12/14/26	38,245	(967,727)
				$(30,080,419)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$20,318,711	$—	$—	$—	$—	$—	$20,318,711
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$50,399,130	$—	$—	$—	$—	$—	$50,399,130

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$(76,230,400)	$—	$—	$—	$—	$—	$(76,230,400)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$(1,803,997)	$—	$—	$—	$—	$—	$(1,803,997)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$805,085,139
13
2024 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2024
iShares® GSCI Commodity Dynamic Roll Strategy ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$138,557,287	$—	$138,557,287
Commercial Paper	—	456,188,027	—	456,188,027
U.S. Treasury Obligations	—	109,758,945	—	109,758,945
Money Market Funds	86,382,360	—	—	86,382,360
	$86,382,360	$704,504,259	$—	$790,886,619
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$20,318,711	$—	$—	$20,318,711
Liabilities
Commodity Contracts	(50,399,130)	—	—	(50,399,130)
	$(30,080,419)	$—	$—	(30,080,419)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
Consolidated Schedule of Investments
14

Consolidated Schedule of Investments
October 31, 2024
iShares® Transition-Enabling Metals ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Certificates of Deposit
Bank of Montreal/Chicago IL, 5.07%, 02/18/25, (1-day SOFR + 0.260%)(a)	$250	$250,058
Credit Agricole Corporate and Investment Bank/New York, 5.09%, 06/13/25	250	250,020
Credit Industriel et Commercial, 5.50%, 05/23/25	250	251,070
Deutsche Bank AG/New York, 5.22%, 05/22/25, (1-day SOFR + 0.400%)(a)	250	250,158
HSBC Bank USA NA, 5.16%, 05/20/25, (1-day SOFR + 0.350%)(a)	250	250,128
Lloyds Bank Corporate, 5.10%, 07/25/25	250	250,857
Sumitomo Mitsui Banking Corp./New York, 5.15%, 03/18/25, (1-day SOFR + 0.340%)(a)	250	250,151
Sumitomo Mitsui Trust Bank Ltd./New York, 5.15%, 06/02/25	250	249,934
Toronto-Dominion Bank (The), 5.17%, 09/22/25	250	249,998
Wells Fargo Bank NA, 5.80%, 11/12/24	250	250,064
Total Certificates of Deposit — 21.3% (Cost: $2,500,000)		2,502,438
Commercial Paper
American Honda Finance Corp., 4.86%, 01/06/25	250	247,759
Aquitaine Funding Co. LLC, 4.86%, 11/01/24	250	249,966
Bell Telephone Co. of Canada or Bell Canada (The), 4.82%, 12/09/24	250	248,702
CRH America Finance Inc., 4.88%, 11/29/24	250	249,021
Falcon Asset Funding LLC, 4.74%, 01/15/25	250	247,523
JP Morgan Securities LLC, 5.07%, 02/03/25	250	250,008
Keurig Dr Pepper Inc., 4.93%, 11/06/24	250	249,795
Komatsu Finance America Inc., 4.68%, 01/16/25	250	247,520
Korea Development Bank/New York, 4.59%, 04/09/25	250	245,004
LVMH Moet Hennessy Louis Vuitton SE, 4.76%, 11/25/24	250	249,177
Macquarie Bank Ltd., 4.55%, 07/24/25	250	241,862
Mitsubishi Corp. Americas, 4.82%, 11/04/24	250	249,866
Norfina Ltd., 4.65%, 03/10/25	250	245,874
NRW Bank, 4.60%, 04/08/25	250	245,018
Nutrien Ltd., 4.93%, 11/25/24	250	249,147
Penske Truck Leasing Co. LP, 5.01%, 11/05/24	250	249,826
Pure Grove Funding, 4.59%, 09/26/25	250	239,903
Queensland Treasury Corp., 4.61%, 03/18/25	250	245,659
Security	Par (000)	Value
Royal Bank of Canada, 4.49%, 10/03/25	$250	$239,921
Sanofi SA, 4.70%, 12/23/24	250	248,282
Santander U.K. PLC, 4.72%, 01/02/25	250	247,952
Telstra Group Ltd., 4.77%, 12/17/24	250	248,453
Toyota Industries Commercial Finance Inc., 4.78%, 11/22/24	250	249,272
Volkswagen Financial Services, 4.85%, 01/06/25	250	247,764
Walt Disney Co. (The), 4.77%, 01/09/25	250	247,702
Westpac Banking Corp., 4.81%, 11/07/24	250	249,766
Total Commercial Paper — 54.6% (Cost: $6,430,732)		6,430,742
U.S. Treasury Obligations(b)
U.S. Treasury Bill
3.96%, 09/04/25	250	241,153
4.42%, 03/27/25	500	491,141
4.72%, 11/19/24	250	249,422
Total U.S. Treasury Obligations — 8.3% (Cost: $982,662)		981,716
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	1,280,000	1,280,000
Total Money Market Funds — 10.9% (Cost: $1,280,000)		1,280,000
Total Investments — 95.1% (Cost: $11,193,394)		11,194,896
Other Assets Less Liabilities — 4.9%		579,005
Net Assets — 100.0%		$11,773,901

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,590,000	$—	$(1,310,000)(a)	$—	$—	$1,280,000	1,280,000	$98,369	$—

(a)	Represents net amount purchased (sold).
15
2024 iShares Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2024
iShares® Transition-Enabling Metals ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
LME Nickel	10	01/13/25	$940	$(125,487)
LME PRI Aluminum	50	01/13/25	3,267	19,874
LME Zinc	11	01/13/25	833	(19,334)
Platinum	11	01/29/25	550	26,274
LME Cobalt Fastmarket	2	01/31/25	49	(1,723)
Copper	32	03/27/25	3,510	(98,008)
Silver	16	03/27/25	2,659	122,911
				$(75,493)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$169,059	$—	$—	$—	$—	$—	$169,059
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$244,552	$—	$—	$—	$—	$—	$244,552

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings
(loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$2,032,139	$—	$—	$—	$—	$—	$2,032,139
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$(195,047)	$—	$—	$—	$—	$—	$(195,047)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,376,389
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Consolidated Schedule of Investments
16

Consolidated Schedule of Investments (continued)
October 31, 2024
iShares® Transition-Enabling Metals ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$—	$2,502,438	$—	$2,502,438
Commercial Paper	—	6,430,742	—	6,430,742
U.S. Treasury Obligations	—	981,716	—	981,716
Money Market Funds	1,280,000	—	—	1,280,000
	$1,280,000	$9,914,896	$—	$11,194,896
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$169,059	$—	$—	$169,059
Liabilities
Commodity Contracts	(244,552)	—	—	(244,552)
	$(75,493)	$—	$—	(75,493)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to Consolidated Financial Statements
17
2024 iShares Annual Financial Statements and Additional Information

Consolidated Statements of Assets and Liabilities
October 31, 2024

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF	iShares Transition-Enabling Metals ETF
ASSETS
Investments, at value—unaffiliated(a)	$260,674,964	$32,452,161	$704,504,259	$9,914,896
Investments, at value—affiliated(b)	9,410,000	11,020,000	86,382,360	1,280,000
Cash	4,992,823	107,524	15,501,711	15,623
Cash pledged:
Collateral — OTC derivatives	—	550,000	—	—
Futures contracts	9,634,000	—	59,615,000	464,000
Receivables:
Dividends—unaffiliated	—	20,000	—	—
Dividends—affiliated	66,246	137,778	2,686,113	42,772
Interest—unaffiliated	—	891	—	—
Variation margin on futures contracts	—	—	2,304,088	311,253
Unrealized appreciation on OTC swaps	—	251,086	—	—
Total assets	284,778,033	44,539,440	870,993,531	12,028,544
LIABILITIES
Payables:
Investments purchased	—	498,383	11,978,645	250,000
Investment advisory fees	66,292	14,211	365,442	4,643
Variation margin on futures contracts	2,090,744	—	—	—
Swap premiums received	—	365,852	—	—
Unrealized depreciation on OTC swaps	—	38,724	—	—
Total liabilities	2,157,036	917,170	12,344,087	254,643
Commitments and contingent liabilities
NET ASSETS	$282,620,997	$43,622,270	$858,649,444	$11,773,901
NET ASSETS CONSIST OF
Paid-in capital	$261,942,345	$41,803,311	$907,930,523	$9,380,759
Accumulated earnings (loss)	20,678,652	1,818,959	(49,281,079)	2,393,142
NET ASSETS	$282,620,997	$43,622,270	$858,649,444	$11,773,901
NET ASSET VALUE
Shares outstanding	5,750,000	2,100,000	33,000,000	400,000
Net asset value	$49.15	$20.77	$26.02	$29.43
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$260,680,188	$32,439,614	$704,241,071	$9,913,394
(b) Investments, at cost—affiliated	$9,410,000	$11,020,000	$86,382,360	$1,280,000
See notes to Consolidated Financial Statements
Consolidated Statements of Assets and Liabilities
18

Consolidated Statements of Operations
Year Ended October 31, 2024

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF	iShares Transition-Enabling Metals ETF
INVESTMENT INCOME
Dividends—affiliated	$818,834	$394,850	$4,167,726	$98,369
Interest—unaffiliated	12,875,544	1,756,673	40,543,623	578,582
Total investment income	13,694,378	2,151,523	44,711,349	676,951
EXPENSES
Investment advisory	716,909	162,874	3,908,808	58,488
Interest expense	187	142	23,028	733
Total expenses	717,096	163,016	3,931,836	59,221
Less:
Investment advisory fees waived	(14,090)	(6,788)	(71,676)	(1,688)
Total expenses after fees waived	703,006	156,228	3,860,160	57,533
Net investment income	12,991,372	1,995,295	40,851,189	619,418
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,206)	(186)	5,107	(118)
Futures contracts	(31,042,872)	—	(76,230,400)	2,032,139
Swaps	—	(1,093,962)	—	—
	(31,044,078)	(1,094,148)	(76,225,293)	2,032,021
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	11,964	12,912	326,139	1,543
Futures contracts	16,954,769	—	(1,803,997)	(195,047)
Swaps	—	(207,855)	—	—
	16,966,733	(194,943)	(1,477,858)	(193,504)
Net realized and unrealized gain (loss)	(14,077,345)	(1,289,091)	(77,703,151)	1,838,517
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,085,973)	$706,204	$(36,851,962)	$2,457,935
See notes to Consolidated Financial Statements
19
2024 iShares Annual Financial Statements and Additional Information

Consolidated Statements of Changes in Net Assets

	iShares Bloomberg Roll Select Commodity Strategy ETF		iShares Commodity Curve Carry Strategy ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$12,991,372	$14,783,799	$1,995,295	$1,214,341
Net realized gain (loss)	(31,044,078)	(29,277,161)	(1,094,148)	1,016,270
Net change in unrealized appreciation (depreciation)	16,966,733	(1,045,951)	(194,943)	1,084,796
Net increase (decrease) in net assets resulting from operations	(1,085,973)	(15,539,313)	706,204	3,315,407
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,545,496)	(12,597,356)	(2,294,169)	(9,342,441)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,940,490	4,558,297	17,920,360	(2,946,795)
NET ASSETS
Total increase (decrease) in net assets	(8,690,979)	(23,578,372)	16,332,395	(8,973,829)
Beginning of year	291,311,976	314,890,348	27,289,875	36,263,704
End of year	$282,620,997	$291,311,976	$43,622,270	$27,289,875

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
20

Consolidated Statements of Changes in Net Assets(continued)

	iShares GSCI Commodity Dynamic Roll Strategy ETF		iShares Transition-Enabling Metals ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Period From 09/26/23(a) to 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$40,851,189	$50,424,847	$619,418	$43,316
Net realized gain (loss)	(76,225,293)	(117,763,537)	2,032,021	(187,988)
Net change in unrealized appreciation (depreciation)	(1,477,858)	(36,918,734)	(193,504)	119,513
Net increase (decrease) in net assets resulting from operations	(36,851,962)	(104,257,424)	2,457,935	(25,159)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(33,582,260)	(514,790,044)	(131,516)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	127,758,603	(938,775,903)	(3,010,111)	12,482,752
NET ASSETS
Total increase (decrease) in net assets	57,324,381	(1,557,823,371)	(683,692)	12,457,593
Beginning of year	801,325,063	2,359,148,434	12,457,593	—
End of year	$858,649,444	$801,325,063	$11,773,901	$12,457,593

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to Consolidated Financial Statements
21
2024 iShares Annual Financial Statements and Additional Information

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	iShares Bloomberg Roll Select Commodity Strategy ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$51.56	$56.23	$59.67	$41.91	$45.01
Net investment income (loss)(a)	2.47	2.39	0.53	(0.09)	0.23
Net realized and unrealized gain (loss)(b)	(2.48)	(4.89)	3.99	17.92	(2.33)
Net increase (decrease) from investment operations	(0.01)	(2.50)	4.52	17.83	(2.10)
Distributions from net investment income(c)	(2.40)	(2.17)	(7.96)	(0.07)	(1.00)
Net asset value, end of year	$49.15	$51.56	$56.23	$59.67	$41.91
Total Return(d)
Based on net asset value	0.17%	(4.72)%	9.78%	42.59%	(4.81)%
Ratios to Average Net Assets(e)
Total expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Total expenses after fees waived	0.28%	0.27%	0.27%	0.27%	0.27%
Net investment income (loss)	5.07%	4.57%	0.91%	(0.16)%	0.55%
Supplemental Data
Net assets, end of year (000)	$282,621	$291,312	$314,890	$208,844	$41,912
Portfolio turnover rate(f)	0%	0%	0%	0%	0%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
Consolidated Financial Highlights
22

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Commodity Curve Carry Strategy ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 09/01/20(a) to 10/31/20
Net asset value, beginning of period	$21.83	$25.90	$28.36	$19.45	$20.16
Net investment income (loss)(b)	1.03	0.92	0.15	(0.07)	(0.01)
Net realized and unrealized gain (loss)(c)	(0.66)	1.68	3.29	8.98	(0.70)
Net increase (decrease) from investment operations	0.37	2.60	3.44	8.91	(0.71)
Distributions from net investment income(d)	(1.43)	(6.67)	(5.90)	—	—
Net asset value, end of period	$20.77	$21.83	$25.90	$28.36	$19.45
Total Return(e)
Based on net asset value	1.92%	12.80%	15.79%	45.81%	(3.52)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%(h)
Total expenses after fees waived	0.38%	0.37%	0.38%	0.39%	0.00%(h)
Net investment income (loss)	4.90%	4.38%	0.57%	(0.28)%	(0.28)%(h)
Supplemental Data
Net assets, end of period (000)	$43,622	$27,290	$36,264	$39,710	$29,178
Portfolio turnover rate(i)	0%	0%	0%	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
23
2024 iShares Annual Financial Statements and Additional Information

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares GSCI Commodity Dynamic Roll Strategy ETF
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$28.12	$37.93	$37.41	$24.27	$31.80
Net investment income (loss)(a)	1.33	1.33	0.21	(0.13)	0.26
Net realized and unrealized gain (loss)(b)	(2.13)	(2.74)	5.80	13.37	(6.93)
Net increase (decrease) from investment operations	(0.80)	(1.41)	6.01	13.24	(6.67)
Distributions from net investment income(c)	(1.30)	(8.40)	(5.49)	(0.10)	(0.86)
Net asset value, end of year	$26.02	$28.12	$37.93	$37.41	$24.27
Total Return(d)
Based on net asset value	(2.74)%	(3.47)%	19.92%	54.75%	(21.66)%
Ratios to Average Net Assets(e)
Total expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Total expenses after fees waived	0.47%	0.44%	0.48%	0.48%	0.48%
Net investment income (loss)	5.02%	4.51%	0.54%	(0.38)%	0.95%
Supplemental Data
Net assets, end of year (000)	$858,649	$801,325	$2,359,148	$2,824,785	$196,558
Portfolio turnover rate(f)	0%	0%	0%	0%	5%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
Consolidated Financial Highlights
24

Consolidated Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Transition-Enabling Metals ETF
	Year Ended 10/31/24	Period From 09/26/23(a) to 10/31/23
Net asset value, beginning of period	$24.92	$25.00
Net investment income(b)	1.35	0.11
Net realized and unrealized gain (loss)(c)	3.42	(0.19)
Net increase (decrease) from investment operations	4.77	(0.08)
Distributions from net investment income	(0.26)	—
Net asset value, end of period	$29.43	$24.92
Total Return(d)
Based on net asset value	19.36%	(0.34)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.48%	0.47%(g)
Total expenses after fees waived	0.46%	0.44%(g)
Net investment income	4.98%	4.38%(g)
Supplemental Data
Net assets, end of period (000)	$11,774	$12,458
Portfolio turnover rate(h)	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to Consolidated Financial Statements
25
2024 iShares Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Bloomberg Roll Select Commodity Strategy	Diversified
Commodity Curve Carry Strategy	Non-diversified
GSCI Commodity Dynamic Roll Strategy	Diversified
Transition-Enabling Metals	Non-diversified
Basis of Consolidation: The accompanying consolidated financial statements for each Fund include the accounts of its wholly-owned subsidiary in the Cayman Islands (each, a “Subsidiary”) that invests in certain “commodity-linked instruments” and cash and cash equivalents in accordance with each Fund’s investment objective. In compliance with Sub-chapter M of the Internal Revenue Code of 1986, as amended, each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. Each Fund’s commodity-linked instruments held in its Subsidiary are intended to provide the Fund with exposure to applicable commodity markets or commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund. Each Subsidiary has the same investment objective as its Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Net income and realized gains from investments held by each Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair
Notes to Consolidated Financial Statements
26

Notes to Consolidated Financial Statements  (continued)
values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).
27
2024 iShares Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the statement of assets and liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the statement of assets and liabilities. Payments received or paid are recorded in the statement of operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the statement of operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares Commodity Curve Carry Strategy ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the
Notes to Consolidated Financial Statements
28

Notes to Consolidated Financial Statements  (continued)
Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statements of Assets and Liabilities.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Bloomberg Roll Select Commodity Strategy	0.28%
Commodity Curve Carry Strategy	0.40
GSCI Commodity Dynamic Roll Strategy	0.48
Transition-Enabling Metals	0.47
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Commodity Curve Carry Strategy ETF and iShares GSCI Commodity Dynamic Roll Strategy ETF through February 28, 2025, March 1, 2025 and February 28, 2029, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Transition-Enabling Metals ETF through February 29, 2028 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Consolidated Statements of Operations. For the year ended October 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Bloomberg Roll Select Commodity Strategy	$14,090
Commodity Curve Carry Strategy	6,788
GSCI Commodity Dynamic Roll Strategy	71,676
Transition-Enabling Metals	1,688
Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares GSCI Commodity Dynamic Roll Strategy ETF and its Subsidiary.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
29
2024 iShares Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Consolidated Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases
Commodity Curve Carry Strategy	$250,000
There were no in-kind transactions for the year ended October 31, 2024.
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share. As of October 31, 2024, permanent differences attributable to nondeductible expenses and income recognized from the Fund's wholly owned subsidiary were reclassified to the following accounts:
iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Bloomberg Roll Select Commodity Strategy	$(30,084,734)	$30,084,734
Commodity Curve Carry Strategy	(776,922)	776,922
GSCI Commodity Dynamic Roll Strategy	(69,117,276)	69,117,276
Transition-Enabling Metals	88,900	(88,900)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 10/31/24	Year Ended 10/31/23
Bloomberg Roll Select Commodity Strategy
Ordinary income	$13,545,496	$12,597,356
Commodity Curve Carry Strategy
Ordinary income	$2,294,169	$9,342,441
GSCI Commodity Dynamic Roll Strategy
Ordinary income	$33,582,260	$514,790,044

iShares ETF	Year Ended 10/31/24	Period Ended 10/31/23
Transition-Enabling Metals
Ordinary income	$131,516	$—
Notes to Consolidated Financial Statements
30

Notes to Consolidated Financial Statements  (continued)
As of October 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)	Total
Bloomberg Roll Select Commodity Strategy	$9,778,720	$(8,542)	$10,908,474	$20,678,652
Commodity Curve Carry Strategy	1,595,882	(1,832)	224,909	1,818,959
GSCI Commodity Dynamic Roll Strategy	27,831,246	(47,295,111)	(29,817,214)	(49,281,079)
Transition-Enabling Metals	2,467,251	(118)	(73,991)	2,393,142

(a)	Amounts available to offset future realized capital gains.
For the year ended October 31, 2024, the iShares GSCI Commodity Dynamic Roll Strategy ETF utilized $5,107 of its capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bloomberg Roll Select Commodity Strategy	$270,090,188	$10,929,699	$(21,225)	$10,908,474
Commodity Curve Carry Strategy	43,459,614	264,596	(39,687)	224,909
GSCI Commodity Dynamic Roll Strategy	790,623,431	20,715,075	(50,532,306)	(29,817,231)
Transition-Enabling Metals	11,193,394	173,086	(247,077)	(73,991)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
31
2024 iShares Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Certain Funds have substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities.  Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Funds cannot control could have an adverse impact on the Funds’ portfolios.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Bloomberg Roll Select Commodity Strategy
Shares sold	1,850,000	$89,426,954	3,300,000	$176,430,513
Shares redeemed	(1,750,000)	(83,486,464)	(3,250,000)	(171,872,216)
	100,000	$5,940,490	50,000	$4,558,297
Commodity Curve Carry Strategy
Shares sold	1,150,000	$23,971,737	50,000	$1,128,500
Shares redeemed	(300,000)	(6,051,377)	(200,000)	(4,075,295)
	850,000	$17,920,360	(150,000)	$(2,946,795)
GSCI Commodity Dynamic Roll Strategy
Shares sold	15,800,000	$425,121,911	6,800,000	$187,851,660
Shares redeemed	(11,300,000)	(297,363,308)	(40,500,000)	(1,126,627,563)
	4,500,000	$127,758,603	(33,700,000)	$(938,775,903)

	Year Ended 10/31/24		Period Ended 10/31/23(a)
iShares ETF	Shares	Amount	Shares	Amount
Transition-Enabling Metals
Shares sold	—	$(116)	500,000	$12,482,752
Shares redeemed	(100,000)	(3,009,995)	—	—
	(100,000)	$(3,010,111)	500,000	$12,482,752

(a)	The Fund commenced operations on September 26, 2023.
Notes to Consolidated Financial Statements
32

Notes to Consolidated Financial Statements  (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Consolidated Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
33
2024 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares U.S. ETF Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Consolidated Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of each of the funds listed in the table below and their subsidiaries (four of the funds constituting iShares U.S. ETF Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related consolidated statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares Bloomberg Roll Select Commodity Strategy ETF(1)
iShares Commodity Curve Carry Strategy ETF(1)
iShares GSCI Commodity Dynamic Roll Strategy ETF(1)
iShares Transition-Enabling Metals ETF(2)
(1) Consolidated statement of operations for the year ended October 31, 2024 and consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2024
(2) Consolidated statement of operations for the year ended October 31, 2024 and consolidated statement of changes in net assets for the year ended October 31, 2024 and the period September 26, 2023 (commencement of operations) through October 31, 2023
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
34

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
iShares ETF	Federal Obligation Interest
Bloomberg Roll Select Commodity Strategy	$3,749,493
Commodity Curve Carry Strategy	362,022
GSCI Commodity Dynamic Roll Strategy	6,587,892
Transition-Enabling Metals	56,083
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
iShares ETF	Interest Dividends
Bloomberg Roll Select Commodity Strategy	$12,033,234
Commodity Curve Carry Strategy	1,678,255
GSCI Commodity Dynamic Roll Strategy	33,738,065
Transition-Enabling Metals	488,009
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
iShares ETF	Interest-Related Dividends
Bloomberg Roll Select Commodity Strategy	$12,033,234
Commodity Curve Carry Strategy	1,648,124
GSCI Commodity Dynamic Roll Strategy	33,738,065
Transition-Enabling Metals	462,155
35
2024 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
36

Board Review and Approval of Investment Advisory Contract
iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
37
2024 iShares Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
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Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Commodity Curve Carry Strategy ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
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Board Review and Approval of Investment Advisory Contract (continued)
time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio
Board Review and Approval of Investment Advisory Contract
40

Board Review and Approval of Investment Advisory Contract (continued)
securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares GSCI Commodity Dynamic Roll Strategy ETF, iShares Transition-Enabling Metals ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited, (together the “Advisory Agreements”), on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel.  Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA and BlackRock International Limited; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreements are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.  The Board further noted that BFA pays BlackRock International Limited for sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement(s).
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic
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Board Review and Approval of Investment Advisory Contract (continued)
comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA and BlackRock International Limited under the Advisory Agreements for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, including those of the Sub-Advisor(s), as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding investment performance, investment and risk management processes and strategies for BFA and BlackRock International Limited, which were provided at the May 6, 2024 meeting and throughout the year and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences.  In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges
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Board Review and Approval of Investment Advisory Contract (continued)
of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates.  The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including the actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund.  The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.
43
2024 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
44

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices LLC, or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares U.S. ETF Trust

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares U.S. ETF Trust

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares U.S. ETF Trust

Date: December 20, 2024